                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

--------------------------------------------------------------------------------

                              JOHN HANCOCK FUNDS II

--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                     601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

             GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.06%
ADVERTISING - 0.21%
Monster Worldwide, Inc. *                                    2,700   $   105,030
Omnicom Group, Inc.                                          4,100       346,696
The Interpublic Group of Companies, Inc. *                   9,500        88,540
                                                                     -----------
                                                                         540,266

AEROSPACE - 1.90%
Boeing Company                                              18,500     1,261,515
General Dynamics Corp.                                       4,500       514,350
Goodrich Corp.                                               2,700       104,004
Lockheed Martin Corp.                                        8,200       496,920
Northrop Grumman Corp.                                       8,000       458,960
Raytheon Company                                            10,200       391,884
Rockwell Collins, Inc.                                       4,000       182,800
Textron, Inc.                                                3,000       236,700
United Technologies Corp.                                   23,100     1,243,704
                                                                     -----------
                                                                       4,890,837

AGRICULTURE - 0.31%
Archer-Daniels-Midland Company                              14,700       346,479
Monsanto Company                                             6,100       446,947
                                                                     -----------
                                                                         793,426

AIR TRAVEL - 0.10%
Southwest Airlines Company                                  15,600       257,400

ALUMINUM - 0.21%
Alcoa, Inc.                                                 19,700       539,977

APPAREL & TEXTILES - 0.45%
Cintas Corp.                                                 3,100       138,632
Coach, Inc. *                                                8,600       296,098
Jones Apparel Group, Inc.                                    2,700        77,652
Liz Claiborne, Inc.                                          2,400        83,712
NIKE, Inc., Class B                                          4,300       366,790
Reebok International, Ltd.                                   1,200        69,096
VF Corp.                                                     2,000       113,300
                                                                     -----------
                                                                       1,145,280

AUTO PARTS - 0.24%
AutoZone, Inc. *                                             1,300       115,778
Dana Corp.                                                   3,400        23,698
Genuine Parts Company                                        3,900       172,809
Johnson Controls, Inc.                                       4,300       298,635
Visteon Corp. *                                              2,900        19,604
                                                                     -----------
                                                                         630,524

AUTO SERVICES - 0.03%
AutoNation, Inc. *                                           4,100        84,952
AUTOMOBILES - 0.35%
Ford Motor Company                                          41,800       339,834
General Motors Corp.                                        12,700       278,130
PACCAR, Inc.                                                 3,900       280,254
                                                                     -----------
                                                                         898,218

BANKING - 5.98%
AmSouth Bancorp                                              7,900       210,061
Bank of America Corp.                                       90,500     4,153,045
Bank of New York Company, Inc.                              17,500   $   567,000
BB&T Corp.                                                  12,300       523,365
Comerica, Inc.                                               3,800       219,146
Compass Bancshares, Inc.                                     2,800       135,688
Fifth Third Bancorp                                         12,500       503,375
First Horizon National Corp.                                 2,800       108,976
Golden West Financial Corp.                                  5,800       375,782
Huntington Bancshares, Inc.                                  5,200       124,592
KeyCorp                                                      9,200       305,072
M&T Bank Corp.                                               1,800       194,796
Marshall & Ilsley Corp.                                      4,700       202,006
National City Corp.                                         12,800       434,048
North Fork Bancorporation, Inc.                             10,800       291,600
Northern Trust Corp.                                         4,200       221,298
Regions Financial Corp.                                     10,400       350,376
Sovereign Bancorp, Inc.                                      8,100       177,066
SunTrust Banks, Inc.                                         8,200       596,468
US Bancorp                                                  41,200     1,247,536
Wachovia Corp.                                              35,500     1,895,700
Wells Fargo Company                                         38,000     2,388,300
Zions Bancorp                                                2,000       151,260
                                                                     -----------
                                                                      15,376,556

BIOTECHNOLOGY - 1.37%
Amgen, Inc. *                                               27,800     2,249,854
Applera Corp.-Applied Biosystems Group                       4,400       121,352
Biogen Idec, Inc. *                                          7,600       325,356
Chiron Corp. *                                               2,500       110,750
Genzyme Corp. *                                              5,800       431,172
MedImmune, Inc. *                                            5,600       201,096
Millipore Corp. *                                            1,200        76,632
                                                                     -----------
                                                                       3,516,212

BROADCASTING - 1.00%
Clear Channel Communications, Inc.                          12,200       397,232
News Corp.                                                  55,200       817,512
Univision Communications, Inc., Class A *                    5,200       157,196
Viacom, Inc., Class B                                       35,700     1,192,380
                                                                     -----------
                                                                       2,564,320

BUILDING MATERIALS & CONSTRUCTION - 0.17%
American Standard Companies, Inc.                            4,100       156,128
Masco Corp.                                                  9,700       288,769
                                                                     -----------
                                                                         444,897

BUSINESS SERVICES - 1.67%
Affiliated Computer Services, Inc., Class A *                2,800       156,184
Automatic Data Processing, Inc.                             13,100       615,700
Cendant Corp.                                               23,600       419,372
Computer Sciences Corp. *                                    4,200       210,966
Convergys Corp. *                                            3,200        53,120
Electronic Data Systems Corp.                               11,700       269,685
Equifax, Inc.                                                2,900       111,070
First Data Corp.                                            17,400       752,898
Fluor Corp.                                                  2,000       148,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
H & R Block, Inc.                                            7,300   $   178,412
Moody's Corp.                                                5,700       342,855
NCR Corp. *                                                  4,200       142,590
Paychex, Inc.                                                7,500       318,075
Pitney Bowes, Inc.                                           5,200       216,632
R.R. Donnelley & Sons Company                                4,800       164,160
Robert Half International, Inc.                              3,800       145,388
Unisys Corp. *                                               7,700        47,355
                                                                     -----------
                                                                       4,292,662

CABLE AND TELEVISION - 1.25%
Comcast Corp., Class A *                                    49,500     1,306,800
Time Warner, Inc.                                          105,800     1,902,284
                                                                     -----------
                                                                       3,209,084

CELLULAR COMMUNICATIONS - 0.52%
Motorola, Inc.                                              55,600     1,339,404

CHEMICALS - 1.32%
Air Products & Chemicals, Inc.                               5,000       295,850
Ashland, Inc.                                                1,700        94,775
Dow Chemical Company                                        21,700       981,925
E.I. Du Pont De Nemours & Company                           22,400       957,600
Eastman Chemical Company                                     1,800        99,594
Engelhard Corp.                                              2,700        79,650
Hercules, Inc. *                                             2,500        29,400
PPG Industries, Inc.                                         3,800       230,774
Praxair, Inc.                                                7,300       379,600
Rohm & Haas Company                                          3,300       144,540
Sigma-Aldrich Corp.                                          1,500        99,060
                                                                     -----------
                                                                       3,392,768

COLLEGES & UNIVERSITIES - 0.09%
Apollo Group, Inc., Class A *                                3,300       234,960

COMPUTERS & BUSINESS EQUIPMENT - 4.78%
Apple Computer, Inc. *                                      18,700     1,268,234
Cisco Systems, Inc. *                                      144,000     2,525,760
Dell, Inc. *                                                54,000     1,628,640
EMC Corp. *                                                 54,300       756,399
Gateway, Inc. *                                              5,900        17,936
Hewlett-Packard Company                                     64,600     1,916,682
International Business Machines Corp.                       36,000     3,200,400
Lexmark International, Inc. *                                2,700       128,574
Network Appliance, Inc. *                                    8,300       241,696
Sun Microsystems, Inc. *                                    76,800       289,536
Xerox Corp. *                                               21,600       306,720
                                                                     -----------
                                                                      12,280,577

CONSTRUCTION & MINING EQUIPMENT - 0.13%
National Oilwell, Inc. *                                     3,900       236,418
Rowan Companies, Inc.                                        2,500        89,700
                                                                     -----------
                                                                         326,118

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                                     2,600       113,984
Vulcan Materials Company                                     2,300   $   153,410
                                                                     -----------
                                                                         267,394

CONTAINERS & GLASS - 0.13%
Ball Corp.                                                   2,500       103,050
Bemis Company, Inc.                                          2,400        66,120
Pactiv Corp. *                                               3,400        68,816
Sealed Air Corp. *                                           1,900        98,249
                                                                     -----------
                                                                         336,235

COSMETICS & TOILETRIES - 2.38%
Alberto Culver Company, Class B                              1,700        73,916
Avon Products, Inc.                                         10,600       289,910
Colgate-Palmolive Company                                   11,700       637,884
International Flavors & Fragrances, Inc.                     1,800        58,572
Kimberly-Clark Corp.                                        10,700       631,086
Procter & Gamble Company                                    77,400     4,426,506
                                                                     -----------
                                                                       6,117,874

CRUDE PETROLEUM & NATURAL GAS - 2.72%
Amerada Hess Corp.                                           1,800       220,536
Apache Corp.                                                 7,400       483,072
Burlington Resources, Inc.                                   8,600       621,350
ChevronTexaco Corp.                                         50,700     2,905,617
Devon Energy Corp.                                          10,200       614,040
EOG Resources, Inc.                                          5,400       387,450
Marathon Oil Corp.                                           8,200       486,178
Occidental Petroleum Corp.                                   9,000       713,700
Sunoco, Inc.                                                 3,100       239,320
XTO Energy, Inc.                                             8,100       329,589
                                                                     -----------
                                                                       7,000,852

DOMESTIC OIL - 0.07%
Murphy Oil Corp.                                             3,700       183,002

DRUGS & HEALTH CARE - 0.49%
Wyeth                                                       30,200     1,255,112

ELECTRICAL EQUIPMENT - 3.76%
American Power Conversion Corp.                              3,900        87,399
Cooper Industries, Ltd., Class A                             2,100       152,754
Emerson Electric Company                                     9,300       703,173
General Electric Company                                   238,900     8,533,508
Molex, Inc.                                                  3,300        88,407
Symbol Technologies, Inc.                                    5,500        62,865
Tektronix, Inc.                                              1,900        48,621
                                                                     -----------
                                                                       9,676,727

ELECTRICAL UTILITIES - 2.67%
Allegheny Energy, Inc. *                                     3,700       102,971
Ameren Corp.                                                 4,600       241,316
American Electric Power Company, Inc.                        8,900       325,206
Calpine Corp. *                                             12,800         6,528
CenterPoint Energy, Inc.                                     7,000        92,540
Cinergy Corp.                                                4,500       184,860
CMS Energy Corp. *                                           4,900        68,502
Consolidated Edison, Inc.                                    5,500       250,470

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Constellation Energy Group, Inc.                             4,000   $   211,960
Dominion Resources, Inc.                                     7,700       584,815
DTE Energy Company                                           4,000       174,560
Edison International                                         7,300       329,376
Entergy Corp.                                                4,700       329,000
Exelon Corp.                                                15,100       785,804
FirstEnergy Corp.                                            7,400       347,504
FPL Group, Inc.                                              8,900       377,271
PG&E Corp.                                                   8,400       308,952
Pinnacle West Capital Corp.                                  2,200        91,278
PPL Corp.                                                    8,600       252,840
Public Service Enterprise Group, Inc.                        5,400       338,688
TECO Energy, Inc.                                            4,700        82,203
The AES Corp. *                                             14,700       231,819
The Southern Company                                        16,800       583,128
TXU Corp.                                                    5,400       554,202
                                                                     -----------
                                                                       6,855,793

ELECTRONICS - 0.37%
Agilent Technologies, Inc. *                                11,100       395,826
Jabil Circuit, Inc. *                                        3,900       129,168
L-3 Communications Holdings, Inc.                            2,700       201,150
Sanmina-SCI Corp. *                                         11,800        48,852
Solectron Corp. *                                           21,900        78,621
Thermo Electron Corp. *                                      3,600       111,060
                                                                     -----------
                                                                         964,677

ENERGY - 0.48%
Duke Energy Corp.                                           20,900       561,374
Progress Energy, Inc.                                        5,700       255,246
Sempra Energy                                                5,800       254,910
Xcel Energy, Inc.                                            9,100       168,441
                                                                     -----------
                                                                       1,239,971

FINANCIAL SERVICES - 8.66%
Ameriprise Financial, Inc.                                   5,600       235,480
Bear Stearns Companies, Inc.                                 2,500       277,475
Capital One Financial Corp.                                  6,500       539,890
Charles Schwab Corp.                                        23,400       356,850
CIT Group, Inc.                                              4,500       222,750
Citigroup, Inc.                                            116,500     5,656,075
Countrywide Financial Corp.                                 13,400       466,454
E*TRADE Financial Corp. *                                    8,400       163,968
Federal Home Loan Mortgage Corp.                            15,600       974,220
Federal National Mortgage Association                       21,800     1,047,490
Federated Investors, Inc., Class B                           1,900        69,426
Fiserv, Inc. *                                               4,200       191,142
Franklin Resources, Inc.                                     3,300       306,504
Janus Capital Group, Inc.                                    5,000        95,850
JPMorgan Chase & Company                                    79,200     3,029,400
Lehman Brothers Holdings, Inc.                               6,100       768,600
MBNA Corp.                                                  28,300       757,591
Mellon Financial Corp.                                       9,400       316,216
Merrill Lynch & Company, Inc.                               20,900     1,388,178
Morgan Stanley                                              24,500   $ 1,372,735
PNC Financial Services Group, Inc.                           6,600       420,882
SLM Corp.                                                    9,400       493,970
State Street Corp.                                           7,500       432,675
Synovus Financial Corp.                                      7,000       197,050
T. Rowe Price Group, Inc.                                    2,900       208,655
The Goldman Sachs Group, Inc.                               10,500     1,354,080
Washington Mutual, Inc.                                     22,500       926,775
                                                                     -----------
                                                                      22,270,381

FOOD & BEVERAGES - 2.87%
Campbell Soup Company                                        4,200       126,882
Coca-Cola Enterprises, Inc.                                  6,800       130,696
ConAgra Foods, Inc.                                         11,700       251,550
Constellation Brands, Inc., Class A *                        4,400       103,928
General Mills, Inc.                                          8,200       389,746
H.J. Heinz Company                                           7,700       267,344
Hershey Foods Corp.                                          4,100       222,302
Kellogg Company                                              5,800       255,606
McCormick & Company, Inc.                                    3,000        93,660
Pepsi Bottling Group, Inc.                                   3,100        91,450
PepsiCo, Inc.                                               37,600     2,225,920
Sara Lee Corp.                                              17,700       319,662
Starbucks Corp. *                                           17,300       526,785
The Coca-Cola Company                                       46,800     1,997,892
Tyson Foods, Inc., Class A                                   5,700        95,931
William Wrigley Jr. Company                                  4,100       281,219
                                                                     -----------
                                                                       7,380,573

FOREST PRODUCTS - 0.14%
Weyerhaeuser Company                                         5,500       364,705

FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.                                        4,200        98,616

GAS & PIPELINE UTILITIES - 0.39%
Dynegy, Inc., Class A *                                      6,500        31,135
El Paso Corp.                                               14,900       163,751
KeySpan Corp.                                                3,900       130,884
Kinder Morgan, Inc.                                          2,200       199,320
Nicor, Inc.                                                  1,000        40,100
NiSource, Inc.                                               6,100       131,333
Peoples Energy Corp.                                           900        32,337
Williams Companies, Inc.                                    12,900       277,350
                                                                     -----------
                                                                       1,006,210

HEALTHCARE PRODUCTS - 3.54%
Bausch & Lomb, Inc.                                          1,200        97,512
Baxter International, Inc.                                  14,000       544,460
Becton, Dickinson & Company                                  5,600       326,088
Biomet, Inc.                                                 5,600       199,472
Boston Scientific Corp. *                                   13,300       352,184
C.R. Bard, Inc.                                              2,400       155,688
Fisher Scientific International, Inc. *                      2,700       174,096
Guidant Corp.                                                7,400       456,432

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Johnson & Johnson                                           67,000   $ 4,137,250
Medtronic, Inc.                                             27,300     1,517,061
Patterson Companies, Inc. *                                  3,100       108,314
St. Jude Medical, Inc. *                                     8,200       391,714
Stryker Corp.                                                6,500       281,450
Zimmer Holdings, Inc. *                                      5,600       350,952
                                                                     -----------
                                                                       9,092,673

HEALTHCARE SERVICES - 2.24%
Cardinal Health, Inc.                                        9,600       613,920
Coventry Health Care, Inc. *                                 3,600       214,452
Express Scripts, Inc. *                                      3,300       278,718
HCA, Inc.                                                   10,200       520,098
Humana, Inc. *                                               3,700       169,571
IMS Health, Inc.                                             5,100       124,695
Laboratory Corp. of America Holdings *                       3,000       155,670
McKesson Corp.                                               6,900       347,070
Medco Health Solutions, Inc. *                               6,900       370,185
Quest Diagnostics, Inc.                                      3,800       190,342
UnitedHealth Group, Inc.                                    28,500     1,706,010
Wellpoint, Inc. *                                           13,800     1,060,254
                                                                     -----------
                                                                       5,750,985

HOLDINGS COMPANIES/CONGLOMERATES - 0.12%
Loews Corp.                                                  3,100       299,398

HOMEBUILDERS - 0.36%
Centex Corp.                                                 2,900       208,365
D.R. Horton, Inc.                                            6,100       216,184
KB Home                                                      1,700       118,609
Lennar Corp., Class A                                        3,000       173,040
Pulte Homes, Inc.                                            4,800       199,824
                                                                     -----------
                                                                         916,022

HOTELS & RESTAURANTS - 0.97%
Darden Restaurants, Inc.                                     3,000       107,340
Harrah's Entertainment, Inc.                                 4,100       279,169
Hilton Hotels Corp.                                          7,400       162,208
Marriott International, Inc., Class A                        3,900       251,979
McDonald's Corp.                                            28,200       954,570
Starwood Hotels & Resorts Worldwide, Inc.                    4,900       296,450
Wendy's International, Inc.                                  2,600       132,028
Yum! Brands, Inc.                                            6,400       312,256
                                                                     -----------
                                                                       2,496,000

HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp.                                         1,800       158,058
Maytag Corp.                                                 1,800        32,004
Whirlpool Corp.                                              1,500       122,775
                                                                     -----------
                                                                         312,837

HOUSEHOLD PRODUCTS - 0.23%
Fortune Brands, Inc.                                         3,300       257,268
Newell Rubbermaid, Inc.                                      6,200       143,034
The Clorox Company                                           3,400       184,552
                                                                     -----------
                                                                         584,854

INDUSTRIAL MACHINERY - 0.95%
Caterpillar, Inc.                                           15,200   $   878,256
Cummins, Inc.                                                1,000        89,000
Deere & Company                                              5,400       374,490
Dover Corp.                                                  4,600       186,070
Ingersoll-Rand Company, Class A                              7,600       301,188
ITT Industries, Inc.                                         2,100       228,396
Pall Corp.                                                   2,800        77,728
Parker-Hannifin Corp.                                        2,700       184,707
W.W. Grainger, Inc.                                          1,700       119,391
                                                                     -----------
                                                                       2,439,226

INSURANCE - 5.18%
ACE, Ltd.                                                    7,100       394,050
Aetna, Inc.                                                  6,500       601,185
AFLAC, Inc.                                                 11,300       542,400
Allstate Corp.                                              14,800       830,280
Ambac Financial Group, Inc.                                  2,400       184,056
American International Group, Inc.                          58,500     3,927,690
Aon Corp.                                                    7,200       262,152
Chubb Corp.                                                  4,500       435,780
CIGNA Corp.                                                  2,900       326,308
Cincinnati Financial Corp.                                   3,900       173,667
Hartford Financial Services Group, Inc.                      6,700       585,379
Jefferson-Pilot Corp.                                        3,000       166,650
Lincoln National Corp.                                       3,900       202,722
Marsh & McLennan Companies, Inc.                            12,100       373,769
MBIA, Inc.                                                   3,000       185,340
MetLife, Inc.                                               17,000       874,480
MGIC Investment Corp.                                        2,100       136,710
Principal Financial Group, Inc.                              6,300       319,221
Progressive Corp.                                            4,400       541,156
Prudential Financial, Inc.                                  11,600       897,840
SAFECO Corp.                                                 2,800       157,500
St. Paul Travelers Companies, Inc.                          15,200       707,256
Torchmark, Inc.                                              2,400       129,888
UnumProvident Corp.                                          6,700       147,400
XL Capital, Ltd., Class A                                    3,200       212,416
                                                                     -----------
                                                                      13,315,295

INTERNATIONAL OIL - 1.28%
Anadarko Petroleum Corp.                                     5,300       480,233
ConocoPhillips                                              31,400     1,900,014
Kerr-McGee Corp.                                             2,600       224,770
Nabors Industries, Ltd. *                                    3,500       245,035
Noble Corp.                                                  3,100       223,417
Weatherford International, Ltd. *                            3,100       215,481
                                                                     -----------
                                                                       3,288,950

INTERNET CONTENT - 0.44%
Yahoo!, Inc. *                                              28,300     1,138,509

INTERNET RETAIL - 0.57%
Amazon.com, Inc. *                                           6,920       335,343
eBay, Inc. *                                                25,000     1,120,250
                                                                     -----------
                                                                       1,455,593

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE - 0.19%
Symantec Corp. *                                            27,000   $   477,090

LEISURE TIME - 0.92%
Brunswick Corp.                                              2,200        86,438
Carnival Corp.                                               9,700       528,553
Electronic Arts, Inc. *                                      6,800       383,248
International Game Technology, Inc.                          7,700       225,995
Walt Disney Company                                         45,300     1,129,329
                                                                     -----------
                                                                       2,353,563

LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                            2,900        66,149
Waters Corp. *                                               2,600       101,998
                                                                     -----------
                                                                         168,147

LIQUOR - 0.38%
Anheuser-Busch Companies, Inc.                              17,500       765,450
Brown Forman Corp., Class B                                  1,900       130,834
Molson Coors Brewing Company, Class B                        1,300        86,567
                                                                     -----------
                                                                         982,851

MANUFACTURING - 1.80%
3M Company                                                  17,200     1,349,856
Danaher Corp.                                                5,400       299,700
Eaton Corp.                                                  3,300       210,276
Honeywell International, Inc.                               19,300       705,222
Illinois Tool Works, Inc.                                    4,700       414,869
Rockwell Automation, Inc.                                    4,100       231,363
Snap-on, Inc.                                                1,300        48,581
Stanley Works                                                1,600        76,800
Tyco International, Ltd.                                    45,600     1,300,512
                                                                     -----------
                                                                       4,637,179

MEDICAL-HOSPITALS - 0.11%
Health Management Associates, Inc., Class A                  5,600       131,152
Manor Care, Inc.                                             1,800        70,974
Tenet Healthcare Corp. *                                    10,600        82,892
                                                                     -----------
                                                                         285,018

MINING - 0.38%
Freeport-McMoran Copper & Gold, Inc., Class B                4,000       208,440
Newmont Mining Corp.                                        10,100       465,812
Phelps Dodge Corp.                                           2,200       298,474
                                                                     -----------
                                                                         972,726

NEWSPAPERS - 0.05%
Dow Jones & Company, Inc.                                    1,300        44,343
Knight-Ridder, Inc.                                          1,600        96,640
                                                                     -----------
                                                                         140,983

OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                         2,500       146,975
Office Depot, Inc. *                                         7,100       210,728
OfficeMax, Inc.                                              1,600        46,688
                                                                     -----------
                                                                         404,391

PAPER - 0.42%
Georgia-Pacific Corp.                                        5,900       279,011
International Paper Company                                 11,100   $   349,983
Louisiana-Pacific Corp.                                      2,500        67,425
MeadWestvaco Corp.                                           4,100       114,759
Plum Creek Timber Company, Inc.                              4,100       159,736
Temple-Inland, Inc.                                          2,500       104,675
                                                                     -----------
                                                                       1,075,589

PETROLEUM SERVICES - 4.71%
Baker Hughes, Inc.                                           7,700       441,595
BJ Services Company                                          7,300       267,545
Exxon Mobil Corp.                                          142,100     8,246,063
Halliburton Company                                         11,500       731,975
Schlumberger, Ltd.                                          13,300     1,273,209
Transocean, Inc. *                                           7,400       472,416
Valero Energy Corp.                                          6,900       663,780
                                                                     -----------
                                                                      12,096,583

PHARMACEUTICALS - 4.44%
Abbott Laboratories                                         35,000     1,319,850
Allergan, Inc.                                               2,900       290,000
AmerisourceBergen Corp.                                      2,300       184,805
Bristol-Myers Squibb Company                                44,100       952,119
Caremark Rx, Inc. *                                         10,100       519,039
Eli Lilly & Company                                         25,500     1,287,750
Forest Laboratories, Inc. *                                  7,700       300,839
Gilead Sciences, Inc. *                                     10,300       522,107
Hospira, Inc. *                                              3,600       158,940
King Pharmaceuticals, Inc. *                                 5,400        84,942
Merck & Company, Inc.                                       49,500     1,455,300
Mylan Laboratories, Inc.                                     4,900       102,361
Pfizer, Inc.                                               166,100     3,521,320
Schering-Plough Corp.                                       33,300       643,356
Watson Pharmaceuticals, Inc. *                               2,300        76,728
                                                                     -----------
                                                                      11,419,456

PHOTOGRAPHY - 0.06%
Eastman Kodak Company                                        6,500       155,805

PUBLISHING - 0.43%
Gannett Company, Inc.                                        5,500       338,910
McGraw-Hill Companies, Inc.                                  8,400       445,620
Meredith Corp.                                                 900        45,900
The New York Times Company, Class A                          3,300        90,750
Tribune Company                                              6,000       191,820
                                                                     -----------
                                                                       1,113,000

RAILROADS & EQUIPMENT - 0.64%
Burlington Northern Santa Fe Corp.                           8,400       555,912
CSX Corp.                                                    4,900       238,336
Norfolk Southern Corp.                                       9,100       402,584
Union Pacific Corp.                                          5,900       451,586
                                                                     -----------
                                                                       1,648,418

REAL ESTATE - 0.69%
Apartment Investment & Management
   Company, Class A, REIT                                    2,200        85,206

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
REAL ESTATE (CONTINUED)
Archstone-Smith Trust, REIT                                 4,800    $   200,688
Equity Office Properties Trust, REIT                        9,300        289,974
Equity Residential, REIT                                    6,500        264,940
ProLogis, REIT                                              5,600        254,016
Public Storage, Inc., REIT                                  1,900        134,140
Simon Property Group, Inc., REIT                            4,100        316,971
Vornado Realty Trust, REIT                                  2,700        230,445
                                                                     -----------
                                                                       1,776,380

RETAIL GROCERY - 0.51%
Albertsons, Inc.                                            8,300        195,050
Safeway, Inc.                                              10,100        234,825
SUPERVALU, Inc.                                             3,100        101,432
Sysco Corp.                                                14,300        462,176
The Kroger Company *                                       16,300        317,198
                                                                     -----------
                                                                       1,310,681

RETAIL TRADE - 5.01%
Bed Bath & Beyond, Inc. *                                   6,700        285,822
Best Buy Company, Inc.                                      9,100        438,984
Big Lots, Inc. *                                            2,600         31,954
Circuit City Stores, Inc.                                   3,700         77,441
Costco Wholesale Corp.                                     10,800        539,784
CVS Corp.                                                  18,300        494,466
Dillard's, Inc., Class A                                    1,500         31,455
Dollar General Corp.                                        7,200        136,152
Family Dollar Stores, Inc.                                  3,500         78,785
Federated Department Stores, Inc.                           6,000        386,580
Gap, Inc.                                                  13,100        227,678
Home Depot, Inc.                                           48,200      2,013,796
J.C. Penney Company, Inc.                                   5,600        293,832
Kohl's Corp. *                                              7,800        358,800
Limited Brands                                              7,900        175,775
Lowe's Companies, Inc.                                     17,600      1,187,648
Nordstrom, Inc.                                             5,000        184,400
RadioShack Corp.                                            3,000         68,430
Sears Holdings Corp. *                                      2,300        264,546
Staples, Inc.                                              16,600        383,460
Target Corp.                                               19,900      1,064,849
The TJX Companies, Inc.                                    10,500        235,305
Tiffany & Company                                           3,200        130,240
Walgreen Company                                           23,000      1,050,640
Wal-Mart Stores, Inc.                                      56,300      2,733,928
                                                                     -----------
                                                                      12,874,750

SANITARY SERVICES - 0.22%
Allied Waste Industries, Inc. *                             4,900         41,209
Ecolab, Inc.                                                4,100        136,407
Waste Management, Inc.                                     12,700        379,857
                                                                     -----------
                                                                         557,473

SEMICONDUCTORS - 3.34%
Advanced Micro Devices, Inc. *                              9,000        235,620
Altera Corp. *                                              8,400        153,384
Analog Devices, Inc.                                        8,400        318,528
Applied Materials, Inc.                                    36,600    $   662,826
Applied Micro Circuits Corp. *                              6,900         18,216
Broadcom Corp., Class A *                                   6,400        297,856
Freescale Semiconductor-B, Inc. *                           9,100        234,780
Intel Corp.                                               137,300      3,663,164
KLA-Tencor Corp.                                            4,500        230,355
Linear Technology Corp.                                     6,900        257,439
LSI Logic Corp. *                                           8,800         72,248
Maxim Integrated Products, Inc.                             7,400        270,470
Micron Technology, Inc. *                                  13,900        198,214
National Semiconductor Corp.                                7,700        199,276
Novellus Systems, Inc. *                                    3,100         76,477
NVIDIA Corp. *                                              3,800        137,446
PMC-Sierra, Inc. *                                          4,100         32,267
QLogic Corp. *                                              2,000         66,120
Teradyne, Inc. *                                            4,400         64,372
Texas Instruments, Inc.                                    36,600      1,188,768
Xilinx, Inc.                                                7,900        208,876
                                                                     -----------
                                                                       8,586,702

SOFTWARE - 3.30%
Adobe Systems, Inc.                                        11,100        361,971
Autodesk, Inc. *                                            5,100        212,772
BMC Software, Inc. *                                        4,900        100,401
Citrix Systems, Inc. *                                      3,800        103,132
Computer Associates International, Inc.                    10,400        296,504
Compuware Corp. *                                           8,700         80,301
Intuit, Inc. *                                              4,100        219,637
Mercury Interactive Corp. *                                 2,000         55,600
Microsoft Corp.                                           207,600      5,752,596
Novell, Inc. *                                              8,600         66,908
Oracle Corp. *                                             85,000      1,068,450
Parametric Technology Corp. *                               6,100         35,685
Siebel Systems, Inc.                                       11,800        123,900
                                                                     -----------
                                                                       8,477,857

STEEL - 0.16%
Allegheny Technologies, Inc.                                1,900         62,662
Nucor Corp.                                                 3,500        234,780
United States Steel Corp.                                   2,600        123,760
                                                                     -----------
                                                                         421,202

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.34%
ADC Telecommunications, Inc. *                              2,600         53,118
Andrew Corp. *                                              3,700         40,441
Avaya, Inc. *                                               9,600        114,432
Ciena Corp. *                                              13,000         38,870
Citizens Communications Company                             7,700        100,485
Comverse Technology, Inc. *                                 4,500        117,945
Corning, Inc. *                                            33,200        672,300
JDS Uniphase Corp. *                                       37,100         95,347
Lucent Technologies, Inc. *                               100,200        279,558
QUALCOMM, Inc.                                             36,700      1,668,749

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Scientific-Atlanta, Inc.                                    3,500   $    148,120
Tellabs, Inc. *                                            10,100        103,626
                                                                    ------------
                                                                       3,432,991

TELEPHONE - 3.05%
ALLTEL Corp.                                                8,600        574,738
AT&T Corp. *                                               88,507      2,204,710
BellSouth Corp.                                            41,300      1,125,838
CenturyTel, Inc.                                            2,900         95,990
Qwest Communications International, Inc. *                 34,400        180,256
Sprint Corp.                                               66,100      1,655,144
Verizon Communications, Inc.                               62,300      1,992,354
                                                                    ------------
                                                                       7,829,030

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                                1,400         20,594
Goodyear Tire & Rubber Company *                            4,000         68,520
                                                                    ------------
                                                                          89,114

TOBACCO - 1.45%
Altria Group, Inc.                                         46,800      3,406,572
Reynolds American, Inc.                                     1,900        169,138
UST, Inc.                                                   3,700        142,746
                                                                    ------------
                                                                       3,718,456

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                                4,000         81,680
Mattel, Inc.                                                9,100        151,515
                                                                    ------------
                                                                         233,195

TRANSPORTATION - 0.13%
Harley-Davidson, Inc.                                       6,200        333,932

TRAVEL SERVICES - 0.59%
American Express Company                                   28,000      1,439,760
Sabre Holdings Corp.                                        3,000         68,610
                                                                    ------------
                                                                       1,508,370

TRUCKING & FREIGHT - 1.05%
Fedex Corp.                                                 6,800        663,816
Navistar International Corp. *                              1,400         39,718
Ryder Systems, Inc.                                         1,400         59,402
United Parcel Service, Inc., Class B                       24,900      1,939,710
                                                                       2,702,646
                                                                    ------------
TOTAL COMMON STOCKS (Cost $244,323,662)                             $254,650,480
                                                                    ------------

SHORT TERM INVESTMENTS - 0.71%
Federal National Mortgage Association
   Discount Notes
   3.90% due 12/01/2005                                $1,630,000   $  1,630,000
United States Treasury Bills
   3.78% due 01/19/2006                                   200,000        198,971
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,828,971)                                                   $  1,828,971
                                                                    ------------
TOTAL INVESTMENTS (500 INDEX FUND)
(COST $246,152,633) - 99.77%                                        $256,479,451
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.23%                            590,086
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $257,069,537
                                                                    ============

ACTIVE BOND FUND

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
WARRANTS - 0.00%

REPUBLIC OF ARGENTINA - 0.00%
Republic of Argentina
    (Expiration Date 12/15/2035; strike
    price $4.00) *                                   393,449     $          0
                                                                 ------------
TOTAL WARRANTS (Cost $0)                                         $          0
                                                                 ------------
U.S. TREASURY OBLIGATIONS - 48.59%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.01%
    3.875% due 04/15/2029                       $     39,875           52,443
U.S. TREASURY BONDS - 4.18%
    5.375% due 02/15/2031                          5,324,000        5,849,745
    6.875% due 08/15/2025                            720,000          907,566
    8.75% due 08/15/2020                           6,040,000        8,554,150
                                                                 ------------
                                                                   15,311,461
U.S. TREASURY NOTES - 44.40%
    1.625% due 02/28/2006                            564,000          560,828
    2.625% due 05/15/2008                         15,049,000       14,431,163
    3.00% due 02/15/2009                          50,050,000       47,946,349
    3.25% due 08/15/2007                          15,588,000       15,292,685
    3.625% due 07/15/2009                            250,000          243,379
    3.875% due 02/15/2013                            235,000          226,114
    4.00% due 03/15/2010 to 02/15/2015               509,000          489,719
    4.25% due 10/15/2010 to 11/15/2013            11,025,000       10,927,124
    4.50% due 11/15/2010 to 11/15/2015            29,652,000       29,660,715
    5.00% due 02/15/2011                          41,639,000       42,741,767
    5.75% due 08/15/2010                             238,000          251,378
                                                                 ------------
                                                                  162,771,221
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $177,617,479)                                              $178,135,125
U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.80%

FEDERAL HOME LOAN BANK - 0.61%
    2.50% due 12/15/2005 to 04/11/2006               260,000          259,055
    3.75% due 08/15/2007                              75,000           73,837
    4.25% due 03/24/2008                              50,000           49,387
    4.60% due 04/11/2008                             110,000          109,461
    5.00% due 05/03/2010                              35,000           34,695
    5.02% due 11/07/2008                           1,590,000        1,587,168
    5.80% due 09/02/2008                             135,000          138,606
                                                                 ------------
                                                                    2,252,209
FEDERAL HOME LOAN MORTGAGE CORP. - 8.99%
    1.875% due 02/15/2006                             93,000           92,542
    3.625% due 09/15/2008                            118,000          114,624
    3.952% due 06/01/2034                            179,072          174,407
    4.625% due 08/22/2008                            105,000          104,135
    4.75% due 10/17/2008                           2,875,000        2,856,571
    4.90% due 11/03/2008                             105,000          104,610
    5.00% due 10/18/2010 to 03/01/2018             1,359,492        1,349,336
    5.10% due 11/14/2008                             440,000          439,229
    5.30% due 11/17/2010                              90,000           90,034
    5.50% due 07/15/2006 to 01/01/2034                91,818           90,839
    5.875% due 03/21/2011                             81,000           84,214
    6.00% due 04/01/2016 to 12/01/2099             1,043,464        1,051,581
    4.50% due 08/01/2020 to 10/01/2035             4,900,099        4,705,988
    5.00% due 11/01/2020 to 10/01/2035            11,999,999       11,714,633
    5.50% due 11/01/2020                           2,920,003        2,933,821
    6.00% due 10/01/2035                           7,000,000        7,043,297
                                                                 ------------
                                                                   32,949,861
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 21.06%
    2.50% due 06/15/2008                              39,000           36,942
    3.25% due 08/15/2008                              39,000           37,587
    3.765% due 07/01/2033 (b)                          8,043            7,893
    4.25% due 07/15/2007 to 11/02/2007            11,568,000       11,479,795
    4.30% due 05/05/2008                             195,000          192,481
    4.375% due 03/15/2013                             20,000           19,401
    4.50% due 05/01/2020 to 09/01/2035               600,925          576,728
    4.50% TBA **                                   6,000,000        5,799,372
    4.75% due 08/25/2008 to 08/02/2010             2,570,000        2,554,329
    5.00% due 11/14/2008 to 08/01/2035             2,394,440        2,354,121
    5.00% TBA **                                  20,000,000       19,353,125
    5.50% due 03/15/2011 to 10/01/2035            10,392,181       10,246,837
    5.50% TBA **                                  16,000,000       15,755,008
    6.00% due 05/15/2008 to 03/01/2033               168,328          170,993
    6.00% TBA **                                   8,000,000        8,045,000
    6.25% due 05/15/2029                             157,000          180,568
    6.50% due 06/01/2031 to 01/01/2034               167,239          171,605
    6.625% due 09/15/2009                             46,000           48,971
    7.00% due 09/01/2010 to 10/25/2041               175,820          182,868
    7.50% due 09/01/2029 to 08/01/2031                11,025           11,582
                                                                 ------------
                                                                   77,225,206
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.11%
    5.00% due 04/15/2035                             141,788          138,792
    5.50% due 03/15/2035                             153,500          153,040
    6.00% due 03/15/2033 to 06/15/2033                73,782           74,953
    6.50% due 09/15/2028 to 08/15/2031                12,677           13,190
    7.00% due 04/15/2029                               4,132            4,342
    8.00% due 10/15/2026                               3,712            3,973
                                                                 ------------
                                                                      388,290
THE FINANCING CORP. - 0.03%
    10.35% due 08/03/2018                             75,000          111,465
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,800,379)                                              $112,927,031
                                                                 ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.10%

ARGENTINA - 0.02%
Republic of Argentina
    0.63%, Step up to 1.18% on
        3/31/2009 due 12/31/2038                 ARS 177,218           27,635
    5.83% due 12/31/2033                              76,243           29,666
                                                                 ------------
                                                                       57,301

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT               VALUE
                                                -----------------      -------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

CANADA - 0.03%
Government of Canada
    5.50% due 06/01/2010                        CAD         5,000      $       4,568
Province of Ontario
    4.50% due 03/08/2015                                  125,000            108,957
                                                                       -------------
                                                                             113,525
CHILE - 0.01%
Republic of Chile
    4.63% due 01/28/2008 (b)                    $          23,000             23,115

COLOMBIA - 0.01%
Republic of Colombia
    10.00% due 01/23/2012                                  20,000             23,700
    11.75% due 03/01/2010                       COP    16,000,000              7,946
                                                                       -------------
                                                                              31,646
HUNGARY - 0.00%
Republic of Hungary
    6.50% due 08/24/2006                        HUF       590,000              2,743

JAPAN - 0.01%
Government of Japan
    0.90% due 12/22/2008                        JPY       550,000              4,666
    1.50% due 09/20/2014                                1,350,000             11,441
    1.80% due 03/22/2010                                2,650,000             23,222
                                                                       -------------
                                                                              39,329
MEXICO - 0.01%
Government of Mexico
    8.00% due 12/07/2023                        MXN       238,900             20,615
    8.00% due 12/19/2013                                  167,800             15,403
    9.875% due 02/01/2010                       $           5,000              5,890
                                                                       -------------
                                                                              41,908
PANAMA - 0.00%
Republic of Panama
    8.875% due 09/30/2027                                   6,000              7,020
    9.375% due 07/23/2012                                   2,000              2,333
                                                                       -------------
                                                                               9,353
PERU - 0.00%
Republic of Peru
    9.125% due 02/21/2012                                   3,000              3,495
    9.875% due 02/06/2015                                   2,000              2,470
                                                                       -------------
                                                                               5,965
PHILIPPINES - 0.00%
Republic of Philippines
    9.125% due 02/22/2010                       EUR         2,000              2,670
    10.625% due 03/16/2025                      $           1,000              1,224
                                                                       -------------
                                                                               3,894
SWEDEN - 0.00%
Kingdom of Sweden
    5.00% due 01/28/2009                        SEK        30,000              3,954
    5.25% due 03/15/2011                                   30,000              4,096
                                                                       -------------
                                                                               8,050
TURKEY - 0.01%
Republic of Turkey
    20.00% due 10/17/2007                       TRY        23,700      $      19,746
                                                                       -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $356,659)                                                       $     356,575
                                                                       -------------
CORPORATE BONDS - 11.24%

AEROSPACE - 0.01%
Systems 2001 Asset Trust LLC
    6.664% due 09/15/2013                       $          45,457             48,226

AIR TRAVEL - 0.00%
Delta Air Lines, Inc.
    4.95% due 01/25/2008 (b)                                2,492              2,495
    8.00% due 12/15/2007                                    4,000                800
Southwest Airlines Company
    5.125% due 03/01/2017                                   7,000              6,467
    5.25% due 10/01/2014                                    7,000              6,694
                                                                       -------------
                                                                              16,456
ALUMINUM - 0.00%
Alcan Aluminum, Ltd.
    5.20% due 01/15/2014                                    3,000              2,947

AUTO PARTS - 0.00%
Delphi Trust II
    6.197% due 11/15/2033 (b)                               2,000                490

AUTO SERVICES - 0.09%
Erac USA Finance Company
    5.90% due 11/15/2015                                  250,000            252,183
    6.70% due 06/01/2034                                    5,000              5,273
    7.95% due 12/15/2009                                   40,000             43,942
Hertz Corp.
    5.4906% due 08/05/2008 (b)                             13,000             12,734
    7.625% due 06/01/2012                                  15,000             14,550
                                                                       -------------
                                                                             328,682
AUTOMOBILES - 0.02%
DaimlerChrysler NA Holding Corp.
    4.05% due 06/04/2008                                   34,000             33,065
DaimlerChrysler North America Holding
    4.99% due 05/24/2006 (b)                               26,000             26,045
Ford Motor Company
    7.45% due 07/16/2031                                   11,000              7,755
                                                                       -------------
                                                                              66,865
BANKING - 0.84%
Allied Irish Banks PLC
    7.50% due 12/29/2049 (b)                    EUR         1,000              1,389
Banco Santander Chile
    4.1481% due 12/09/2009 (b)                  $          18,000             17,942
    5.375% due 12/09/2014                                   5,000              4,957
Bank of America Corp.
    7.125% due 09/15/2006                                  29,000             29,494
Bank of Ireland
    6.45% due 02/10/2010                        EUR         1,000              1,324
Bank One Corp.
    6.50% due 02/01/2006                        $          13,000             13,039

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ----------     ----------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Capital One Financial Corp.
    7.25% due 05/01/2006                      $  223,000     $  225,235
Chuo Mitsui Trust & Banking Company
    5.506% due 04/15/2049 (b)                    350,000        336,594
Colonial Bank, N.A
    9.375% due 06/01/2011                        305,000        356,802
HBOS PLC
    3.125% due 01/12/2007                         17,000         16,691
    5.375% due 11/29/2049 (b)                     22,000         21,815
Independence Community Bank Corp.
    3.75% due 04/01/2014 (b)                       5,000          4,774
NB Capital Trust IV
    8.25% due 04/15/2027                          50,000         53,656
Rabobank Capital Funding II
    5.26% due 12/29/2049 (b)                     520,000        517,062
RBS Capital Trust I
    4.709% due 12/29/2049 (b)                      5,000          4,720
RBS Capital Trust IV
    4.8204% due 09/29/2049 (b)                    18,000         18,146
Royal Bank of Scotland Group PLC
    7.648% due 08/31/2049 (b)                    550,000        650,082
Sovereign Capital Trust I
    9.00% due 04/01/2027                         315,000        338,592
TuranAlem Finance BV
    7.875% due 06/02/2010                         12,000         12,413
Wachovia Capital Trust II
    4.65% due 01/15/2027 (b)                     385,000        369,672
Washington Mutual, Inc.
    4.20% due 01/15/2010                          22,000         21,230
    4.2244% due 03/22/2012 (b)                     7,000          6,967
    5.625% due 01/15/2007                         32,000         32,224
Wells Fargo Company
    3.50% due 04/04/2008                          19,000         18,450
                                                             ----------
                                                              3,073,270
BROADCASTING - 0.13%
Clear Channel Communications, Inc.
    6.00% due 11/01/2006                           9,000          9,082
    7.65% due 09/15/2010                          14,000         14,912
Liberty Media Corp.
    5.37% due 09/17/2006 (b)                      32,000         32,196
    8.25% due 02/01/2030                          32,000         30,390
News America Holdings, Inc.
    6.75% due 01/09/2038                           2,000          2,104
    7.75% due 12/01/2045                           9,000         10,337
    8.25% due 08/10/2018                         325,000        390,057
                                                             ----------
                                                                489,078
BUILDING MATERIALS & CONSTRUCTION - 0.06%
Votorantim Overseas IV
    7.75% due 06/24/2020                         200,000        203,000
WCI Communities, Inc.
    6.625% due 03/15/2015                          8,000          6,960
                                                             ----------
                                                                209,960
BUSINESS SERVICES - 0.00%
Electronic Data Systems Corp.
    7.125% due 10/15/2009                          2,000          2,113

CABLE AND TELEVISION - 0.34%
BSKYB Finance UK PLC
    6.50% due 10/15/2035                         260,000        258,886
Comcast Corp.
    6.50% due 11/15/2035                         330,000        332,072
Comcast Corp., Class A
    5.30% due 01/15/2014                          19,000         18,537
    7.05% due 03/15/2033                          11,000         11,705
Cox Communications, Inc.
    4.4069% due 12/14/2007 (b)                   160,000        161,226
    4.625% due 01/15/2010                         22,000         21,252
    5.45% due 12/15/2014                          18,000         17,488
    6.75% due 03/15/2011                           9,000          9,407
    7.75% due 11/01/2010                           7,000          7,584
TCI Communications, Inc.
    9.80% due 02/01/2012                         255,000        307,472
Time Warner Companies, Inc.
    7.57% due 02/01/2024                          34,000         37,832
    9.125% due 01/15/2013                         30,000         35,862
Time Warner, Inc.
    6.15% due 05/01/2007                          13,000         13,203
    7.625% due 04/15/2031                          9,000         10,210
                                                             ----------
                                                              1,242,736
CELLULAR COMMUNICATIONS - 0.24%
America Movil S.A. de CV
    5.75% due 01/15/2015                         245,000        243,100
American Tower Corp.
    7.50% due 05/01/2012                          12,000         12,510
AT&T Wireless Services, Inc.
    7.875% due 03/01/2011                         11,000         12,319
    8.125% due 05/01/2012                        200,000        230,242
    8.75% due 03/01/2031                           9,000         11,792
Nextel Communications, Inc.
    7.375% due 08/01/2015                          2,000          2,105
Nextel Communications, Inc., Series F
    5.95% due 03/15/2014                         345,000        344,999
Rogers Wireless, Inc.
    9.625% due 05/01/2011                          8,000          9,170
Verizon Wireless Capital LLC
    5.375% due 12/15/2006                         22,000         22,106
                                                             ----------
                                                                888,343
CHEMICALS - 0.07%
Albemarle Corp.
    5.10% due 02/01/2015                          10,000          9,610
Cytec Industries, Inc.
    6.75% due 03/15/2008                          13,000         13,229
ICI Wilmington, Inc.
    4.375% due 12/01/2008                         18,000         17,550
Lyondell Chemical Company
    10.875% due 05/01/2009                        25,000         26,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT      VALUE
                                              ---------   ---------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Nova Chemicals Ltd.
    7.875% due 09/15/2025                     $195,000     $191,100
                                                           --------
                                                            257,489
COMMERCIAL SERVICES - 0.02%
Cendant Corp.
    6.25% due 01/15/2008                        34,000       34,592
    6.25% due 03/15/2010                         9,000        9,212
    6.875% due 08/15/2006                       11,000       11,114
    7.375% due 01/15/2013                        2,000        2,190
                                                           --------
                                                             57,108
COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Agilysys, Inc.
    9.50% due 08/01/2006                        85,000       86,407

CONSTRUCTION & MINING EQUIPMENT - 0.11%
Kennametal, Inc.
    7.20% due 06/15/2012                       365,000      394,344

CONTAINERS & GLASS - 0.06%
BWAY Corp.
    10.00% due 10/15/2010                      195,000      202,800

CRUDE PETROLEUM & NATURAL GAS - 0.01%
Chesapeake Energy Corp.
    7.00% due 08/15/2014                        18,000       18,630
Premcor Refining Group, Inc.
    7.50% due 06/15/2015                         4,000        4,227
                                                           --------
                                                             22,857
DOMESTIC OIL - 0.01%
Amerada Hess Corp.
    7.30% due 08/15/2031                        12,000       13,684
Devon Financing Corp., ULC
    6.875% due 09/30/2011                        5,000        5,445
Union Oil Company of California
    7.50% due 02/15/2029                         7,000        8,850
                                                           --------
                                                             27,979
DRUGS & HEALTH CARE - 0.10%
Allegiance Corp.
    7.00% due 10/15/2026                         5,000        5,440
Wyeth
    4.375% due 03/01/2008                       10,000        9,884
    5.50% due 02/15/2016                       340,000      341,598
                                                           --------
                                                            356,922
ELECTRICAL EQUIPMENT - 0.24%
Ametek, Inc.
    7.20% due 07/15/2008                        40,000       41,753
General Electric Company
    5.00% due 02/01/2013                       837,000      830,296
                                                           --------
                                                            872,049
ELECTRICAL UTILITIES - 0.95%
AES Gener SA
    7.50% due 03/25/2014                        18,000       18,165
American Electric Power Company, Inc.
    5.25% due 06/01/2015                        10,000        9,891
Appalachian Power Company
    5.80% due 10/01/2035                        39,000       37,595
Arizona Public Service Co.
    5.50% due 09/01/2035                        22,000       20,475
Beaver Valley Funding Corp.
    9.00% due 06/01/2017                       395,000      454,862
CenterPoint Energy Houston Electric LLC,
    Series K2
    6.95% due 03/15/2033                        10,000       11,638
CenterPoint Energy Resources Corp.
    7.875% due 04/01/2013                       35,000       39,842
Dominion Resources, Inc.
    5.70% due 09/17/2012                         7,000        7,106
DTE Energy Company
    6.45% due 06/01/2006                       340,000      342,725
Empresa Nacional De Electricidad
    8.50% due 04/01/2009                         8,000        8,725
Empresa Nacional De Electricidad SA/Chile
    8.35% due 08/01/2013                        20,000       22,707
Enersis SA
    7.375% due 01/15/2014                       12,000       12,849
Entergy (Waterford 3 Funding)
    8.09% due 01/02/2017                        60,901       64,066
FirstEnergy Corp.
    6.45% due 11/15/2011                         9,000        9,462
    7.375% due 11/15/2031                       26,000       29,908
HQI Transelec Chile SA
    7.875% due 04/15/2011                      325,000      360,895
Ipalco Enterprises, Inc.
    8.625% due 11/14/2011                      285,000      311,362
Kansas Gas & Electric
    5.647% due 03/29/2021                      125,000      122,759
Oncor Electric Delivery Company
    7.00% due 05/01/2032                         4,000        4,457
Pacific Gas & Electric Company
    4.20% due 03/01/2011                        46,000       43,878
    4.80% due 03/01/2014                        12,000       11,604
    6.05% due 03/01/2034                       634,000      640,639
Pepco Holdings, Inc.
    3.75% due 02/15/2006                        45,000       44,911
PSEG Energy Holdings LLC
    7.75% due 04/16/2007                        35,000       35,700
PSEG Power LLC
    5.00% due 04/01/2014                        14,000       13,403
    6.875% due 04/15/2006                       16,000       16,114
    8.625% due 04/15/2031                       14,000       17,876
Scottish Power PLC
    4.91% due 03/15/2010                        25,000       24,746
System Energy Resources, Inc.
    5.129% due 01/15/2014                       62,923       60,549
Texas-New Mexico Power Company
    6.125% due 06/01/2008                      195,000      197,134
TransAlta Corp.
    5.75% due 12/15/2013                        45,000       45,379
TXU Corp., Series R
    6.55% due 11/15/2034                       478,000      443,002

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                   ----------     ----------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
United Energy Distribution Property, Ltd.
    4.70% due 04/15/2011                           $    6,000     $    5,896
                                                                  ----------
                                                                   3,490,320
ELECTRONICS - 0.01%
Jabil Circuit, Inc.
    5.875% due 07/15/2010                              17,000         17,241
Koninklijke Philips Electronics NV
    7.20% due 06/01/2026                               22,000         25,226
                                                                  ----------
                                                                      42,467
ENERGY - 0.64%
Duke Capital LLC
    6.75% due 02/15/2032                              311,000        329,958
Enterprise Products Operating LP
    4.95% due 06/01/2010                              815,000        796,113
Enterprise Products Operating LP, Series B
    5.00% due 03/01/2015                               11,000         10,407
    6.875% due 03/01/2033                               9,000          9,368
Kansas City Power & Light Company, Series B
    6.00% due 03/15/2007                               11,000         11,117
Nexen, Inc.
    5.875% due 03/10/2035                              12,000         11,566
Northern Border Pipeline Company
    6.25% due 05/01/2007                               12,000         12,185
Pioneer Natural Resources Company
    5.875% due 07/15/2016                               7,000          6,872
Progress Energy, Inc.
    6.75% due 03/01/2006                              395,000        396,961
    7.00% due 10/30/2031                              626,000        678,007
Salton Sea Funding Corp., Series E
    8.30% due 05/30/2011                               44,218         47,437
Sempra Energy
    4.75% due 05/15/2009                                8,000          7,881
TXU Energy Company LLC
    4.92% due 01/17/2006 (b)                            8,000          7,999
TXU Energy Company, LLC
    7.00% due 03/15/2013                               17,000         17,991
                                                                  ----------
                                                                   2,343,862
FINANCIAL SERVICES - 2.39%
American General Finance Corp., Series MTNI
    4.875% due 07/15/2012                              60,000         58,550
Ameriprise Financial, Inc.
    5.35% due 11/15/2010                              240,000        240,868
Astoria Depositor Corp.
    8.144% due 05/01/2021                             500,000        514,920
AXA Financial, Inc.
    7.75% due 08/01/2010                               10,000         11,056
Bank of New York Institutional Capital Trust A
    7.78% due 12/01/2026                               60,000         63,726
Bear Stearns Companies, Inc.
    5.70% due 11/15/2014                               19,000         19,471
Bosphorus Financial Services Ltd
    6.14% due 02/15/2012 (b)                          275,000        270,908
Caterpillar Financial Services Corp.
    4.50% due 06/15/2009                               10,000          9,886
CIT Group, Inc., Series MTN
    4.5881% due 05/18/2007 (b)                          8,000          8,023
Citigroup, Inc.
    5.00% due 09/15/2014                              148,000        145,362
    5.625% due 08/27/2012                              19,000         19,506
CNOOC Finance 2003 Ltd.
    5.50% due 05/21/2033                               10,000          9,141
Corporacion Andina de Fomento
    6.875% due 03/15/2012                              20,000         21,708
Countrywide Home Loans, Inc., Series MTNJ
    5.50% due 08/01/2006                               13,000         13,064
Credit Suisse First Boston USA, Inc.
    4.625% due 01/15/2008                               8,000          7,956
    6.50% due 01/15/2012                                9,000          9,615
Credit-Based Asset Services & Securitization
    LLC
    5.28% due 12/27/2035                            1,000,000        999,970
Doral Financial Corp.
    5.0041% due 07/20/2007 (b)                         45,000         42,026
Dresdner Bank-New York
    7.25% due 09/15/2015                               11,000         12,528
ERP Operating LP
    4.75% due 06/15/2009                               13,000         12,825
ESI Tractebel Acquisition Corp., Series B
    7.99% due 12/30/2011                              415,000        435,014
FleetBoston Financial Corp.
    4.875% due 12/01/2006                              14,000         13,998
Ford Motor Credit Company
    5.29% due 11/16/2006 (b)                          695,000        674,236
    6.875% due 02/01/2006                              19,000         18,925
Fund American Companies, Inc.
    5.875% due 05/15/2013                              14,000         14,028
General Electric Capital Corp.
    5.45% due 01/15/2013                               61,000         62,107
General Electric Capital Corp., MTN, Series A
    6.00% due 06/15/2012                                4,000          4,190
General Electric Capital Corp., Series MTNA
    2.97% due 07/26/2006                               45,000         44,536
General Motors Acceptance Corp.
    6.75% due 12/01/2014                              250,000        226,816
    6.875% due 09/15/2011                              32,000         28,913
    7.75% due 01/19/2010                               42,000         39,834
    8.00% due 11/01/2031                              504,000        494,238
General Motors Acceptance Corp., Series MTN
    5.07% due 04/13/2006 (b)                           70,000         69,070
    5.2431% due 05/18/2006 (b)                         45,000         44,034
Glencore Funding LLC
    6.00% due 04/15/2014                              485,000        451,604
Household Finance Corp.
    6.375% due 10/15/2011                             200,000        211,409
    6.40% due 06/17/2008                               37,000         38,173
HSBC Finance Capital Trust IX
    5.911% due 11/30/2035 (b)                         300,000        300,000
HSBC Finance Corp.
    4.625% due 01/15/2008                              13,000         12,909
    6.75% due 05/15/2011                              520,000        558,679

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                   ----------     ----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
HVB Funding Trust III
    9.00% due 10/22/2031                           $   10,000     $   13,247
International Lease Finance Corp.
    3.50% due 04/01/2009                               13,000         12,344
    4.55% due 10/15/2009                                7,000          6,904
    4.75% due 07/01/2009                               30,000         29,476
    5.00% due 04/15/2010                               11,000         10,896
    5.875% due 05/01/2013                              15,000         15,422
International Lease Finance Corp., Series MTNP
    4.55% due 01/15/2010 (b)                           13,000         13,048
John Deere Capital Corp., Series MTND
    4.125% due 01/15/2010                              39,000         37,749
JP Morgan Chase & Company
    6.75% due 02/01/2011                               18,000         19,270
JPMorgan Chase & Company
    5.35% due 03/01/2007                                9,000          9,049
Lehman Brothers Holdings, Inc., Series MTN
    4.25% due 01/27/2010                               85,000         82,591
MBNA Capital, Series B
    5.05% due 02/01/2027 (b)                           23,000         22,559
Metallurg Holdings, Inc.
    10.50% due 10/01/2010                             150,000        150,000
Midland Funding II, Series B
    13.25% due 07/23/2006                             509,438        530,898
Mizuho Financial Group (Cayman), Ltd.
    8.375% due 12/29/2049                             155,000        167,245
Morgan Stanley
    4.25% due 05/15/2010                               32,000         30,876
NiSource Finance Corp.
    6.15% due 03/01/2013                               19,000         19,770
    7.875% due 11/15/2010                              16,000         17,704
Noble Group Ltd.
    6.625% due 03/17/2015                             250,000        228,837
Nuveen Investments, Inc., Class A
    5.50% due 09/15/2015                               29,000         28,291
Popular North America, Inc.
    4.70% due 06/30/2009                               12,000         11,876
Popular North America, Inc., Series MTNE
    6.125% due 10/15/2006                              14,000         14,088
Reliastar Financial Corp.
    6.50% due 11/15/2008                               14,000         14,551
Residential Capital Corp.
    6.875% due 06/30/2015                              41,000         42,912
SLM Corp., Series MTNA
    4.28% due 01/25/2008 (b)                          395,000        395,162
    5.00% due 04/15/2015                               27,000         26,334
St. George Funding Company LLC
    zero coupon, Step up to 8.985% on
        06/30/2017 due 12/31/2049                     270,000        291,872
State Street Institutional Capital A
    7.94% due 12/30/2026                              160,000        170,101
The Goldman Sachs Group, Inc.
    5.125% due 01/15/2015                              47,000         46,172
    5.25% due 04/01/2013                               24,000         23,893
Trinity Industries Leasing Companies
    7.755% due 02/15/2009                              38,260         40,078
Westfield Capital Corp, Ltd.
    4.375% due 11/15/2010                              14,000         13,504
                                                                  ----------
                                                                   8,770,541
FOOD & BEVERAGES - 0.34%
Ahold Finance USA, Inc.
    8.25% due 07/15/2010                                2,000          2,165
Ahold Lease USA, Inc., Series A-1
    7.82% due 01/02/2020                              484,539        520,879
Albertson's, Inc.
    7.45% due 08/01/2029                                5,000          4,288
American Seafoods Group LLC
    10.125% due 04/15/2010                            315,000        334,687
ASG Consolidated LLC/ASG Finance, Inc.
    zero coupon, Step up to 11.5% on
        11/01/2008 due 11/01/2011                      45,000         35,100
Cadbury Schweppes US Finance LLC
    5.125% due 10/01/2013                               7,000          6,923
Corn Products International, Inc.
    8.45% due 08/15/2009                              200,000        220,551
Kellogg Company, Series B
    6.60% due 04/01/2011                                9,000          9,624
Kraft Foods, Inc.
    5.625% due 11/01/2011                              19,000         19,406
Nabisco, Inc.
    7.05% due 07/15/2007                                8,000          8,254
    7.55% due 06/15/2015                               29,000         33,784
Panamerican Beverages, Inc.
    7.25% due 07/01/2009                               15,000         15,863
Smithfield Foods., Inc.
    7.00% due 08/01/2011                               18,000         18,338
Tate & Lyle International Finance PLC
    5.00% due 11/15/2014                                8,000          7,650
                                                                  ----------
                                                                   1,237,512
FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
    6.125% due 03/15/2007                              13,000         13,196
    7.375% due 03/15/2032                               2,000          2,149
                                                                  ----------
                                                                      15,345
GAS & PIPELINE UTILITIES - 0.28%
Dynegy-Roseton Danskammer
    7.67% due 11/08/2016                              225,000        225,563
Energy Transfer Partners LP
    5.65% due 08/01/2012                              440,000        429,883
Kinder Morgan Energy Partners LP
    5.80% due 03/15/2035                                8,000          7,467
    7.30% due 08/15/2033                               12,000         13,476
Magellan Midstream Partners LP
    6.45% due 06/01/2014                              305,000        322,324
Michigan Consolidated Gas Company
    5.70% due 03/15/2033                               14,000         13,525
                                                                  ----------
                                                                   1,012,238
HEALTHCARE SERVICES - 0.02%
Coventry Health Care, Inc.
    5.875% due 01/15/2012                              25,000         25,062

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT          VALUE
                                              ----------     ----------
CORPORATE BONDS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
WellPoint, Inc.
   3.50% due 09/01/2007                       $   14,000     $   13,645
   3.75% due 12/14/2007                           10,000          9,769
   5.00% due 12/15/2014                            8,000          7,785
                                                             ----------
                                                                 56,261
HOLDINGS COMPANIES/CONGLOMERATES - 0.01%
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                           16,000         17,088

HOMEBUILDERS - 0.01%
Centex Corp.
   4.75% due 01/15/2008                            3,000          2,967
MDC Holdings, Inc.
   5.50% due 05/15/2013                            4,000          3,845
Pulte Homes, Inc.
   6.25% due 02/15/2013                           10,000         10,135
                                                             ----------
                                                                 16,947

HOTELS & RESTAURANTS - 0.19%
Harrah's Operating Company, Inc.
   7.125% due 06/01/2007                          45,000         46,238
Hilton Hotels Corp.
   8.25% due 02/15/2011                            9,000          9,794
Hyatt Equities LLC
   6.875% due 06/15/2007                         360,000        367,639
Marriott International, Inc.
   4.625% due 06/15/2012                          26,000         24,880
MGM Mirage, Inc.
   6.00% due 10/01/2009                           16,000         15,880
   6.375% due 12/15/2011                          12,000         11,940
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                          220,000        231,000
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                           2,000          2,190
                                                             ----------
                                                                709,561
HOUSEHOLD PRODUCTS - 0.01%
RPM International, Inc.
   6.25% due 12/15/2013                           45,000         45,083

INDUSTRIAL MACHINERY - 0.00%
Caterpillar, Inc.
   7.25% due 09/15/2009                           13,000         14,005

INDUSTRIALS - 0.23%
Tyco International Group S A
   6.875% due 01/15/2029                         800,000        855,530

INSURANCE - 1.56%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                         103,000        105,404
Aetna, Inc.
   7.375% due 03/01/2006                           4,000          4,025
Allstate Corp.
   5.55% due 05/09/2035                           72,000         68,756
American International Group, Inc.
   5.05% due 10/01/2015                          350,000        340,464
AON Capital Trust A
    8.205% due 01/01/2027                        620,000        712,010
Arch Capital Group Ltd
    7.35% due 05/01/2034                          73,000         80,460
Aspen Insurance Holdings Ltd.
    6.00% due 08/15/2014                          39,000         38,425
Assurant, Inc.
    5.625% due 02/15/2014                          9,000          9,049
    6.75% due 02/15/2034                          50,000         53,012
Cincinnati Financial Corp
    6.92% due 05/15/2028                         960,000      1,061,883
CNA Financial Corp.
    5.85% due 12/15/2014                         133,000        132,511
    7.25% due 11/15/2023                           9,000          9,710
Endurance Specialty Holdings Ltd.
    6.15% due 10/15/2015                         445,000        444,927
    7.00% due 07/15/2034                          73,000         75,292
Hartford Financial Services Group, Inc.
    4.625% due 07/15/2013                          8,000          7,631
Liberty Mutual Group, Inc.
    6.50% due 03/15/2035                         683,000        653,697
Markel Corp.
    7.35% due 08/15/2034                         300,000        316,650
Marsh & McLennan Companies, Inc.
    5.375% due 03/15/2007                         16,000         16,011
    5.375% due 07/15/2014                          6,000          5,848
    5.75% due 09/15/2015                          38,000         37,996
Metlife, Inc.
    5.70% due 06/15/2035                          55,000         53,648
Monumental Global Funding
    4.40% due 05/19/2006 (b)                      44,000         44,003
Nationwide Mutual Insurance Company
    7.875% due 04/01/2033                          3,000          3,567
New York Life Insurance Company
    5.875% due 05/15/2033                        300,000        306,654
Odyssey Re Holdings Corp.
    7.65% due 11/01/2013                          15,000         15,584
Ohio Casualty Corp.
    7.30% due 06/15/2014                         215,000        228,285
Phoenix Life Insurance Company
    7.15% due 12/15/2034                         265,000        264,991
Prudential Financial, Inc.
    4.75% due 04/01/2014                          27,000         26,192
The Phoenix Companies, Inc.
    6.675% due 02/16/2008                        230,000        232,203
Travelers Property Casualty Corp.
    6.375% due 03/15/2033                         21,000         21,642
URC Holdings Corp.
    7.875% due 06/30/2006                         23,000         23,294
W.R. Berkley Corp.
    6.15% due 08/15/2019                          14,000         13,952
Willis Group North America, Inc.
    5.125% due 07/15/2010                        120,000        119,046
    5.625% due 07/15/2015                        165,000        163,120
XL Capital, Ltd.
    5.25% due 09/15/2014                          14,000         13,521

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT          VALUE
                                               ----------     ----------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Zurich Capital Trust I
    8.376% due 06/01/2037                      $   25,000     $   27,012
                                                              ----------
                                                               5,730,475
INTERNATIONAL OIL - 0.04%
Delek & Avner-Yam Tethys Ltd.
    5.326% due 08/01/2013                          24,275         23,755
Newfield Exploration Company
    8.375% due 08/15/2012                           3,000          3,203
Pemex Project Funding Master Trust
    5.17% due 06/15/2010 (b)                       18,000         18,621
    6.125% due 08/15/2008                          13,000         13,260
    9.125% due 10/13/2010                          50,000         57,500
Ras Laffan Liquefied Natural Gas
    3.437% due 09/15/2009                          20,115         19,390
                                                              ----------
                                                                 135,729
LEISURE TIME - 0.24%
AOL Time Warner, Inc.
    7.70% due 05/01/2032                          664,000        760,918
Mohegan Tribal Gaming
    6.375% due 07/15/2009                           8,000          8,020
Waterford Gaming, LLC
    8.625% due 09/15/2012                         105,000        112,875
                                                              ----------
                                                                 881,813
LIQUOR - 0.00%
Anheuser-Busch Companies, Inc.
    6.50% due 02/01/2043                           10,000         11,161

MEDICAL-HOSPITALS - 0.02%
HCA, Inc.
    6.375% due 01/15/2015                          26,000         25,833
    7.875% due 02/01/2011                           8,000          8,523
Manor Care, Inc.
    6.25% due 05/01/2013                           25,000         25,813
                                                              ----------
                                                                  60,169
METAL & METAL PRODUCTS - 0.01%
Alcan, Inc.
    5.00% due 06/01/2015                            6,000          5,776
Inco Ltd.
    7.75% due 05/15/2012                           34,000         37,786
                                                              ----------
                                                                  43,562
MINING - 0.00%
Corporacion Nacional del Cobre
    5.50% due 10/15/2013                            9,000          9,121

PAPER - 0.07%
International Paper Company
    5.85% due 10/30/2012                           43,000         43,347
Norske Skogindustrier ASA
    7.625% due 10/15/2011                          34,000         36,121
Plum Creek Timberlands LP
    5.875% due 11/15/2015                         165,000        165,300
Temple-Inland, Inc.
    7.875% due 05/01/2012                           1,000          1,092
                                                              ----------
                                                                 245,860
PETROLEUM SERVICES - 0.09%
Noram Energy Corp.
    6.50% due 02/01/2008                       $  280,000     $  287,244
Valero Logistics Operations LP
    6.05% due 03/15/2013                           48,000         49,582
                                                              ----------
                                                                 336,826
PHARMACEUTICALS - 0.17%
AmerisourceBergen Corp.
    5.875% due 09/15/2015                          39,000         39,195
Caremark Rx, Inc.
    7.375% due 10/01/2006                         255,000        259,916
Hospira, Inc.
    5.90% due 06/15/2014                            8,000          8,210
Medco Health Solutions, Inc.
    7.25% due 08/15/2013                          270,000        295,444
Schering Plough Corp.
    5.55% due 12/01/2013 (b)                       18,000         18,234
                                                              ----------
                                                                 620,999
PHOTOGRAPHY - 0.05%
Sotheby's Holdings, Inc.
    6.875% due 02/01/2009                         200,000        200,000
PUBLISHING - 0.00%
Dex Media, Inc.
    zero coupon, Step up to 9.00% on
        11/15/2008 due 11/15/2013                   3,000          2,378

REAL ESTATE - 0.52%
Boston Properties, Ltd., REIT
    6.25% due 01/15/2013                           15,000         15,651
Camden Property Trust, REIT
    5.00% due 06/15/2015                           16,000         15,196
Colonial Properties Trust, REIT
    6.25% due 06/15/2014                           11,000         11,215
Colonial Realty LP
    5.50% due 10/01/2015                           31,000         29,922
Developers Diversified Realty Corp., REIT
    4.625% due 08/01/2010                          22,000         21,220
Duke Realty Corp., REIT
    4.1844% due 12/22/2006 (b)                      8,000          8,008
Health Care Property Investors, Inc., REIT
    7.50% due 01/15/2007                          275,000        282,094
Health Care Property Investors, Inc.,
    Series MTN, REIT
    4.875% due 09/15/2010                          29,000         28,302
Health Care REIT, Inc.
    6.20% due 06/01/2016                          180,000        178,902
Health Care, Inc., REIT
    6.00% due 11/15/2013                           15,000         14,915
Healthcare Realty Trust, Inc., REIT
    8.125% due 05/01/2011                         330,000        364,594
Hospitality Properties Trust, REIT
    6.75% due 02/15/2013                           12,000         12,703
iStar Financial, Inc., REIT
    6.05% due 04/15/2015                           20,000         20,046
Price, Inc., REIT
    7.50% due 11/05/2006                            9,000          9,208

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     -----------
CORPORATE BONDS (CONTINUED)
REAL ESTATE (CONTINUED)
Prologis, REIT
    7.05% due 07/15/2006                         $    25,000     $    25,249
Rouse Company, REIT
    5.375% due 11/26/2013                              9,000           8,484
Simon Property Group LP, REIT
    5.45% due 03/15/2013                             210,000         208,883
    5.75% due 12/01/2015                             330,000         331,965
Socgen Real Estate Company LLC
    7.64% due 12/29/2049 (b)                         264,000         275,708
Spieker Properties LP, REIT
    7.125% due 12/01/2006                             35,000          35,652
                                                                 -----------
                                                                   1,897,917
RETAIL GROCERY - 0.07%
Delhaize America, Inc.
    9.00% due 04/15/2031                             200,000         227,485
The Kroger Company
    7.50% due 04/01/2031                              10,000          10,441
                                                                 -----------
                                                                     237,926
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.21%
Citizens Communications Company
    9.00% due 08/15/2031                              61,000          61,000
Corning, Inc.
    6.05% due 06/15/2015                              25,000          24,583
Corning, Inc., Series MTN
    8.30% due 04/04/2025                             520,000         539,933
Deutsche Telekom International Finance BV
    (missing rate) due 06/15/2030                     27,000          33,882
    (missing rate) due 06/15/2010                     22,000          24,490
    6.625% due 07/11/2011                        EUR   1,000           1,361
France Telecom SA
    8.00% due 03/01/2011                         $    20,000          22,363
    8.50% due 03/01/2031 (b)                          20,000          26,386
SBC Communications, Inc.
    4.125% due 09/15/2009                              7,000           6,738
    5.10% due 09/15/2014                              16,000          15,538
    5.625% due 06/15/2016                             12,000          11,959
Singapore Telecommunications, Ltd.
    6.375% due 12/01/2011                              9,000           9,564
                                                                 -----------
                                                                     777,797
TELEPHONE - 0.71%
AT&T Corp.
    8.35% due 01/15/2025                               7,000           7,231
    8.50% due 11/15/2031 (b)                         455,000         559,650
BellSouth Corp.
    4.20% due 09/15/2009                              12,000          11,642
    6.00% due 11/15/2034                             620,000         606,486
Sprint Capital Corp.
    6.125% due 11/15/2008                             16,000          16,460
    6.375% due 05/01/2009                             12,000          12,443
    6.875% due 11/15/2028                             42,000          45,110
    8.375% due 03/15/2012                              7,000           8,100
    8.75% due 03/15/2032                             632,000         828,319
Telecom Italia Capital SA
    4.00% due 01/15/2010                              15,000          14,273
    4.00% due 11/15/2008                              19,000          18,414
    6.00% due 09/30/2034                             362,000         346,129
Telecomunicaciones de Puerto Rico, Inc.
    6.65% due 05/15/2006                              75,000          75,543
Verizon Florida, Inc., Series F
    6.125% due 01/15/2013                             45,000          45,323
Verizon New York, Inc.
    6.875% due 04/01/2012                             15,000          15,578
                                                                 -----------
                                                                   2,610,701
TOBACCO - 0.02%
Altria Group, Inc.
    6.95% due 06/01/2006                              75,000          75,733
    7.00% due 11/04/2013                               6,000           6,500
                                                                 -----------
                                                                      82,233
TRANSPORTATION - 0.01%
CSX Corp.
    4.5606% due 08/03/2006 (b)                        17,000          17,025
Overseas Shipholding Group, Inc.
    8.25% due 03/15/2013                               2,000           2,118
                                                                 -----------
                                                                      19,143
UTILITY SERVICE - 0.00%
Public Service Company of New Mexico
    4.40% due 09/15/2008                              13,000          12,734
                                                                 -----------
TOTAL CORPORATE BONDS (Cost $41,152,084)                         $41,190,425
                                                                 -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.07%
American Home Mortgage Investment Trust,
    Series 2005-2, Class 4A1
    5.66% due 09/25/2045                              99,883         100,204
Banc of America Commercial Mortgage, Inc.,
    Series 2004-4, Class A3
    4.128% due 07/10/2042                             32,284          31,293
Banc of America Commercial Mortgage, Inc.,
    Series 2005-2, Class AJ
    4.953% due 07/10/2043 (b)                         50,846          49,189
Banc of America Commercial Mortgage, Inc.,
    Series 2005-4, Class A5A
    4.933% due 07/10/2045                            284,492         276,802
Banc of America Large Loan, Inc.,
    Series 2005-MIB1, Class B
    1.00% due 03/15/2022 (b)                         895,000         895,000
Bank of America Commercial Mortgage, Inc.,
    Series 2001-3, Class A1
    4.89% due 04/11/2037                              15,312          15,278
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2004-12, Class 2A1
    4.518% due 02/25/2035 (b)                        117,096         114,595
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2003-9, Class 3A2
    4.9849% due 02/25/2034 (b)                        17,084          16,898

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------     ----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Bear Stearns Asset Backed Securities, Inc.,
    Series 2003-AC4, Class A
    5.00% due 09/25/2033                          $   16,617     $   16,223
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2004-PWR5, Class X1
    0.076% IO due 07/11/2042                         494,806         10,263
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2004-T16, Class X1
    0.0999% IO due 02/13/2046 (b)                    594,661         11,566
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2005-PWR9, Class A4B
    4.943% due 09/11/2042                             52,327         50,743
Bear Stearns Commercial Mortgage Securities,
    Series 2005-PWR8, Class AJ
    4.75% due 06/11/2041                              47,292         44,913
Bear Stearns Commercial Mortgage Securities,
    Series 2005-T20, Class A4A
    5.1561% due 10/12/2042 (b)                       260,000        258,745
Chase Commercial Mortgage Securities Corp.,
    Series 2000-2, Class C
    7.928% due 07/15/2032                             29,619         32,908
Chaseflex Trust, Series 2005-2, Class 4A1
    5.00% due 05/25/2020                             394,793        387,549
Citigroup/Deutsche Bank Commercial Mortgage
    Trust, Series 2005-CD1, Class A4
    5.224% due 09/15/2020                            360,000        363,263
Citigroup/Deutsche Bank Commercial Mortgage
    Trust, Series 2005-CD1, Class C
    5.225% due 09/15/2020                            145,000        144,638
Citigroup/Deutsche Bank Commercial Mortgage
    Trust, Series 2005-CD1, Class J
    5.224% due 09/15/2020                             74,000         67,112
Commercial Mortgage Acceptance Corp.,
    Series 1999-C1, Class A1
    6.79% due 06/15/2031                               3,606          3,610
Commercial Mortgage Pass Through
    Certificates, Series 2005-FL11, Class AJ
    4.41% due 11/15/2017 (b)                         595,000        595,000
Commercial Mortgage Pass-Through Certificate,
    Series 2003-LB1A, Class A2
    4.084% due 06/10/2038                             49,859         46,419
Commercial Mortgage Pass-Through
    Certificates, Series 2005-C6, Class B
    5.2193% due 06/10/2044 (b)                        49,365         48,726
Commercial Mortgage Pass-Through
    Certificates, Series 2005-C6, Class G
    5.459% due 06/10/2044                             25,000         23,598
Commercial Mortgage Pass-Through
    Certificates, Series 2005-C6, Class XC1
    0.04% IO due 06/10/2044                        6,850,000         46,440
Countrywide Alternative Loan Trust,
    Series 2004-24CB, Class 1A1
    6.00% due 11/25/2034                              31,864         31,824
Countrywide Alternative Loan Trust,
    Series 2005-J1, Class 3A1
    6.50% due 08/25/2032                             180,356        183,230
Countrywide Home Loans, Series 2005-6,
    Class 2A1
    5.50% due 04/25/2035                              46,194         45,804
Crown Castle Towers LLC,
    Series 2005-1A, Class AFX
    4.643% due 06/15/2035                            305,000        296,679
Crown Castle Towers LLC,
    Series 2005-1A, Class D
    5.612% due 06/15/2035                            220,000        214,313
CS First Boston Mortgage Securities Corp.,
    Series 2001-CF2, Class A3
    6.238% due 02/15/2034                             20,434         20,858
CS First Boston Mortgage Securities Corp.,
    Series 2001-CKN5, Class A4
    5.435% due 09/15/2034                             34,555         35,013
CS First Boston Mortgage Securities Corp.,
    Series 2001-CP4, Class A4
    6.18% due 12/15/2035                              32,087         33,580
CS First Boston Mortgage Securities Corp.,
    Series 2002-CKN2, Class A3
    6.133% due 04/15/2037                             19,746         20,680
CS First Boston Mortgage Securities Corp.,
    Series 2004-C4, Class A4
    4.283% due 10/15/2039                             10,860         10,372
CS First Boston Mortgage Securities Corp.,
    Series 2005-C1, Class AX
    0.0564% IO due 02/15/2038 (b)                  1,195,437         14,414
CS First Boston Mortgage Securities Corp.,
    Series 2005-C1, Class F
    4.821% due 02/15/2038                             20,000         18,396
CS First Boston Mortgage Securities Corp.,
    Series 2005-C2, Class B
    5.016% due 04/15/2037 (b)                         58,053         55,979
CS First Boston Mortgage Securities Corp.,
    Series 2005-C4, Class F
    5.5721% due 08/15/2038 (b)                        50,000         48,197
CS First Boston Mortgage Securities Corp.,
    Series 2005-C4, Class G
    5.5721% due 08/15/2038 (b)                        40,000         38,003
Federal Home Loan Mortgage Corp.,
    Series 2002-2489, Class PE
    6.00% due 08/15/2032                              50,000         50,650
Federal Home Loan Mortgage Corp.,
    Series 2003-2640, Class WA
    3.50% due 03/15/2033                              10,314          9,928
Federal Home Loan Mortgage Corp.,
    Series 2004-2836, Class QD
    5.00% due 09/15/2027                              60,000         59,343
Federal Home Loan Mortgage Corp.,
    Series 2005-3033, Class JH
    5.00% due 06/15/2032                             104,721        103,235
Federal Home Loan Mortgage Corp.,
    Series 2005-3033, Class KT
    5.00% due 09/15/2022                             172,568        170,891
Federal Home Loan Mortgage Corp.,
    Series 2005-3046, Class BC
    5.00% due 08/15/2023                           3,067,776      3,045,395

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------     ----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp., Series MTN
    4.875% due 10/04/2010                         $   90,000     $   88,980
Federal National Mortgage Association Whole
    Loan, Series 2002-W3, Class A5
    7.50% due 01/25/2028                              14,527         15,196
Federal National Mortgage Association,
    Series 2003-17, Class QT
    5.00% due 08/25/2027                             160,000        158,136
Federal National Mortgage Association,
    Series 2003-33, Class AC
    4.25% due 03/25/2033                               8,527          8,212
Federal National Mortgage Association,
    Series 2003-49, Class JE
    3.00% due 04/25/2033                              55,950         50,281
Federal National Mortgage Association,
    Series 2003-58, Class AD
    3.25% due 07/25/2033                              26,780         24,682
Federal National Mortgage Association,
    Series 2003-63, Class PE
    3.50% due 07/25/2033                              19,860         18,199
FHLMC Structured Pass Through Securities,
    Series T-41, Class 3A
    7.50% due 07/25/2032                               7,465          7,797
First Union National Bank Commercial Mortgage
    Trust, Series 2001-C2, Class A1
    6.204% due 01/12/2043                             35,576         36,292
First Union National Bank Commercial Mortgage
    Trust, Series 2002-C1, Class A1
    5.585% due 02/12/2034                             16,006         16,244
GE Capital Commercial Mortgage Corp.,
    Series 2001-3, Class A2
    6.07% due 06/10/2038                              22,214         23,192
GE Capital Commercial Mortgage Corp.,
    Series 2002-2A, Class A3
    5.349% due 08/11/2036                             14,809         14,945
GE Capital Commercial Mortgage Corp.,
    Series 2005-C1, Class XC
    0.0417% IO due 06/10/2048 (b)                  1,740,217         22,515
GE Capital Commercial Mortgage Corp.,
    Series 2005-C2, Class A4
    4.978% due 05/10/2043 (b)                         43,836         42,828
GE Capital Commercial Mortgage Corp.,
    Series 2005-C2, Class C
    5.133% due 05/10/2043 (b)                         43,737         42,735
Global Signal Trust, Series 2004-1A, Class D
    5.098% due 01/15/2034                            195,000        191,422
GMAC Commercial Mortgage Securities, Inc.,
    Series 2001-C1, Class A1
    5.988% due 04/15/2034                             63,347         63,524
GMAC Commercial Mortgage Securities, Inc.,
    Series 2002-C1, Class A1
    5.785% due 11/15/2039                            285,724        290,312
Government National Mortgage Association,
    Series 2003-42, Class XA
    3.75% due 05/16/2033                               6,402          6,008
Greenwich Capital Commercial Funding Corp.,
    Series 2002-C1, Class A2
    4.112% due 01/11/2017                             45,674         44,498
Greenwich Capital Commercial Funding Corp.,
    Series 2003-C2, Class A2
    4.022% due 01/05/2036                             50,000         48,428
Greenwich Capital Commercial Funding Corp.,
    Series 2005-GG5, Class A2
    5.117% due 04/10/2037                            705,000        703,585
GS Mortgage Securities Corp II,
    Series 2005-GG4, Class E
    5.078% due 07/10/2039 (b)                         52,919         50,741
GS Mortgage Securities Corp II,
    Series 2005-GG4, Class XC
    0.1064% IO due 07/10/2039 (b)                  2,097,007         41,146
IndyMac Index Mortgage Loan Trust,
    Series 2005-AR5, Class B1
    5.4417% due 05/25/2035 (b)                       134,544        135,287
JPMorgan Chase Commercial Mortgage Securities
    Corp., Series 2002-C1, Class A3
    5.376% due 07/12/2037                             51,734         52,256
JPMorgan Chase Commercial Mortgage Securities
    Corp., Series 2004-CBX, Class A2
    3.89% due 01/12/2037                              14,809         14,393
JPMorgan Chase Commercial Mortgage Securities
    Corp., Series 2005-LDP2, Class E
    4.981% due 07/15/2042 (b)                         30,705         29,428
JPMorgan Chase Commercial Mortgage Securities
    Corp., Series 2005-LDP3, Class A4B
    4.996% due 08/15/2042 (b)                        515,000        501,698
JPMorgan Chase Commercial Mortgage Securities
    Corp., Series 2005-LDP4, Class B
    5.129% due 10/15/2042 (b)                        145,000        141,026
JPMorgan Mortgage Trust, Series 2005-A2,
    Class 1A1
    4.7723% due 04/25/2035 (b)                        40,013         39,647
JPMorgan Mortgage Trust, Series 2005-S2,
    Class 2A16
    6.50% due 09/25/2035                             332,197        336,393
LB-UBS Commercial Mortgage Trust,
    Series 2002-C1, Class A4
    6.462% due 03/15/2031                             29,619         31,678
LB-UBS Commercial Mortgage Trust,
    Series 2005-C1, Class XCL
    0.127% IO due 02/15/2040 (b)                     747,325         16,346
LB-UBS Commercial Mortgage Trust,
    Series 2005-C3, Class AJ
    4.843% due 07/15/2040                             40,874         39,146
LB-UBS Commercial Mortgage Trust,
    Series 2005-C3, Class G
    5.111% due 07/15/2040 (b)                         25,472         24,494
LB-UBS Commercial Mortgage Trust,
    Series 2005-C5, Class A2
    4.885% due 09/15/2040                             58,053         57,523
Merrill Lynch Mortgage Trust,
    Series 2004-BPB1, Class XC
    0.058% IO due 09/12/2041                         500,000          9,815

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------     -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Merrill Lynch Mortgage Trust,
    Series 2004-KEY2, Class A4
    4.864% due 08/12/2039 (b)                      $    31,988     $    31,030
Merrill Lynch Mortgage Trust,
    Series 2005-CIP1, Class XC
    .041% IO due 07/12/2038                          5,600,000          36,217
Merrill Lynch Mortgage Trust,
    Series 2005-MCP1, Class AJ
    4.845% due 06/12/2043 (b)                           43,737          41,970
Morgan Stanley Capital I
    0.056% IO due 07/15/2056 (b)                       700,000          19,911
Morgan Stanley Capital I, Series 2004-T13,
     Class A2
    3.94% due 09/13/2045                                27,150          25,989
Morgan Stanley Capital I, Series 2005-HQ7,
     Class A2
    5.205% due 11/14/2042 (b)                          415,000         415,405
Morgan Stanley Capital I, Series 2005-HQ7,
     Class A4
    5.205% due 11/14/2042 (b)                          415,000         416,697
Morgan Stanley Capital I, Series 2005-IQ10,
    Class A4A
    5.23% due 09/15/2042 (b)                           675,000         671,108
Morgan Stanley Capital I, Series 2005-T17,
     Class X1
    0.0433% IO due 12/13/2041 (b)                    1,491,892          22,577
Nomura Asset Acceptance Corp.,
       Series 2004-R1, Class A2
    7.50% due 03/25/2034                               136,396         141,612
Salomon Brothers Mortgage Securities VII,
       Series 2000-C3, Class A2
    6.592% due 12/18/2033                               12,045          12,701
Salomon Brothers Mortgage Securities VII,
       Series 2001-C1, Class A2
    6.226% due 12/18/2035                               22,568          22,829
Salomon Brothers Mortgage Securities VII,
       Series 2001-C1, Class A3
    6.428% due 12/18/2035                               24,682          25,952
SBA CMBS Trust, Series 2005-1A, Class A
    5.369% due 11/15/2035                              200,000         201,086
SBA CMBS Trust, Series 2005-1A, Class B
    5.565% due 11/15/2035                              200,000         201,164
SBA CMBS Trust, Series 2005-1A, Class C
    5.731% due 11/15/2035                              397,000         398,970
Sequoia Mortgage Trust, Series 2005-3,
     Class A1
    4.3594% due 05/20/2035 (b)                          22,098          22,064
Wachovia Bank Commercial Mortgage Trust,
    Series 2004-C10, Class A3
    4.39% due 02/15/2041                                39,492          37,847
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-C17, Class XC
    0.0491% IO due 03/15/2042 (b)                    1,005,570           9,121
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-C19, Class A5
    4.661% due 05/15/2044                               66,742          64,320
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-C19, Class AJ
    4.793% due 05/15/2044                               37,517          35,769
Washington Mutual Alternative Mortgage
    Pass-Through Certificates, Series 2005-6,
    Class 1CB
    6.50% due 08/25/2035                               274,079         276,351
Washington Mutual, Inc.,
    Series 2005-1, Class 6A1
    6.50% due 03/25/2035                                27,541          27,888
Wells Fargo Mortgage Backed Securities Trust,
         Series 2005-AR16, Class 2A1
    4.9455% due 10/25/2035 (b)                         128,000         127,259
Wells Fargo Mortgage Backed Securities Trust,
    Series 2005-AR2, Class 3A1
    4.9525% due 03/25/2035 (b)                          40,104          40,163
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $15,003,321)                                                $14,922,787
                                                                   -----------
ASSET BACKED SECURITIES - 0.35%
Amresco Residential Securities Mortgage Loan
      Trust, Series 1998-1, Class A6
    6.51% due 08/25/2027                                 6,092           6,073
Argent Securities, Inc., Series 2004-W1,
     Class M3
    5.6413% due 03/25/2034 (b)                          31,593          31,792
Bank One Issuance Trust, Series 2003-C1,
    Class C1
    4.54% due 09/15/2010                                10,000           9,898
California Infrastructure Development PG&E-1,
    Series 1997-1, Class A7
    6.42% due 09/25/2008                                 7,107           7,158
Citibank Credit Card Issuance Trust,
    Series 2003-C3, Class C3
    4.45% due 04/07/2010                                11,000          10,854
Continental Airlines Inc., Series 00-2
    7.707% due 04/02/2021                               27,364          27,172
Continental Airlines Inc., Series 991A
    6.545% due 02/02/2019                              119,344         118,578
Countrywide Asset-Backed Certificates,
    Series 2004-10, Class AF3
    3.842% due 10/25/2030 (b)                           44,000          43,506
Countrywide Asset-Backed Certificates,
    Series 2004-12, Class 2AV2
    4.4713% due 09/25/2033 (b)                          28,376          28,411
Equity One ABS, Inc., Series 2004-2, Class AV2
    4.4413% due 07/25/2034 (b)                           8,381           8,391
Home Equity Mortgage Trust,
    Series 2005-3, Class A1
    4.4313% due 11/25/2035 (b)                          71,913          71,907
Morgan Stanley ABS Capital I,
    Series 2004-OP1, Class A2B
    4.4813% due 11/25/2034 (b)                          29,619          29,659
Onyx Acceptance Auto Trust,
    Series 2002-C, Class A4
    4.07% due 04/15/2009                                 7,062           7,053

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                     -------------      -------------
ASSET BACKED SECURITIES
(CONTINUED)
Peco Energy Transition Trust,
    Series 1999-A, Class A7
    6.13% due 03/01/2009                             $      28,000      $      28,721
PG&E Energy Recovery Funding LLC,
    Series 2005-1, Class A3
    4.14% due 09/25/2012                                    22,000             21,477
Popular ABS Mortgage Pass-Through Trust,
    Series 2005-4, Class AF3
    4.982% due 09/25/2035 (b)                               65,162             64,662
Renaissance Home Equity Loan Trust,
    Series 2004-4, Class AF2
    3.856% due 02/25/2035                                   45,000             44,389
Renaissance Home Equity Loan Trust,
    Series 2005-2, Class AF3
    4.499% due 08/25/2035                                  210,000            206,429
Renaissance Home Equity Loan Trust,
    Series 2005-2, Class AF4
    4.934% due 08/25/2035                                  230,000            224,285
Residential Accredit Loans, Inc.,
    Series 2004-QS16, Class 1A1
    5.50% due 12/25/2034                                    35,459             35,214
Residential Asset Mortgage Products, Inc.,
    Series 2003-RS10, Class AI5
    4.91% due 01/25/2031                                    30,000             29,837
Specialty Underwriting & Residential Finance,
    Series 2003-BC4, Class A3B
    4.788% due 11/25/2034                                   33,465             33,176
Specialty Underwriting & Residential Finance,
    Series 2004-BC4, Class A2B
    4.5013% due 10/25/2035 (b)                              34,555             34,641
Structured Asset Investment Loan Trust,
    Series 2004-8, Class A13
    4.4913% due 09/25/2034 (b)                              54,301             54,340
Structured Asset Investment Loan Trust,
    Series 2004-8, Class A7
    4.4913% due 09/25/2034 (b)                              29,619             29,646
USAA Auto Owner Trust, Series 2004-3, Class A3
    3.16% due 02/17/2009                                    28,000             27,571
Wells Fargo Home Equity Trust,
    Series 2004-2, Class AI5
    4.89% due 11/25/2028 (b)                                49,000             48,181
                                                                        -------------
TOTAL ASSET BACKED SECURITIES
 (Cost $1,239,379)                                                      $   1,283,021
                                                                        -------------

SUPRANATIONAL OBLIGATIONS - 0.01%
HONDURAS - 0.00%
Central American Bank for Economic Integration
    6.75% due 04/15/2013                                    12,000             12,742

VENEZUELA - 0.01%
Corporacion Andina de Fomento
    5.20% due 05/21/2013                                    14,000             13,856
                                                                        -------------
TOTAL SUPRANATIONAL OBLIGATIONS
 (Cost $26,521)                                                         $      26,598
                                                                        -------------
SHORT TERM INVESTMENTS - 0.78%
State Street Global Advisers Funds (c)               $   2,866,892      $   2,866,892
                                                                        -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $2,866,892)                                                      $   2,866,892

REPURCHASE AGREEMENTS - 17.39%
Repurchase Agreement with State Street
    Corp. dated 11/30/2005 at 1.90% to
    be repurchased at $63,764,365 on
    12/01/2005, collateralized by
       $65,200,000 U.S. Treasury Bills,
    zero coupon due 12/22/2005 (valued
    at $65,037,000, including interest) (c)          $  63,761,000      $  63,761,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $63,761,000)                                                     $  63,761,000
                                                                        -------------
TOTAL INVESTMENTS (ACTIVE BOND FUND)
          (COST $414,823,714) - 113.33%                                 $ 415,469,454
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.33)%                          (48,856,138)
                                                                        -------------
TOTAL NET ASSETS - 100.00%                                              $ 366,613,316
                                                                        =============

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH FUND

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ----------
COMMON STOCKS - 97.24%
AEROSPACE - 2.81%
Boeing Company                                             19,494     $1,329,296
General Dynamics Corp.                                      8,417        962,063
Textron, Inc.                                              17,996      1,419,884
                                                                      ----------
                                                                       3,711,243

AGRICULTURE - 0.92%
Monsanto Company                                           16,541      1,211,959

APPAREL & TEXTILES - 1.27%
Coach, Inc. *                                              28,275        973,508
NIKE, Inc., Class B                                         8,250        703,725
                                                                      ----------
                                                                       1,677,233

BANKING - 1.39%
Bank of America Corp.                                      23,393      1,073,505
Kookmin Bank ADR                                           11,510        759,545
                                                                      ----------
                                                                       1,833,050

BIOTECHNOLOGY - 3.45%
Amgen, Inc. *                                              26,302      2,128,621
Genentech, Inc. *                                           7,301        698,121
Genzyme Corp. *                                            13,861      1,030,427
Protein Design Labs, Inc. *                                25,045     $  697,503
                                                                      ----------
                                                                       4,554,672

BROADCASTING - 0.81%
XM Satellite Radio Holdings, Inc., Class A *               36,689      1,073,520

BUSINESS SERVICES - 2.50%
Iron Mountain, Inc. *                                      23,629        974,696
Paychex, Inc.                                              23,629      1,002,106
Robert Half International, Inc.                            34,502      1,320,047
                                                                      ----------
                                                                       3,296,849

CHEMICALS - 1.92%
Air Products & Chemicals, Inc.                             12,299        727,732
Dow Chemical Company                                       23,629      1,069,212
Rohm & Haas Company                                        16,661        729,752
                                                                      ----------
                                                                       2,526,696

COMPUTERS & BUSINESS EQUIPMENT - 4.83%
Apple Computer, Inc. *                                     49,225      3,338,439
Cisco Systems, Inc. *                                      51,492        903,170
Dell, Inc. *                                               26,618        802,799
EMC Corp. *                                                95,159      1,325,565
                                                                      ----------
                                                                       6,369,973

CONSTRUCTION & MINING EQUIPMENT - 0.81%
National Oilwell, Inc. *                                   17,722      1,074,308

CONTAINERS & GLASS - 0.47%
Jarden Corp. *                                             18,824        614,604

COSMETICS & TOILETRIES - 1.66%
Procter & Gamble Company                                   38,184      2,183,743

CRUDE PETROLEUM & NATURAL GAS - 4.67%
Apache Corp.                                               14,178        925,540
Burlington Resources, Inc.                                 14,178      1,024,360
Devon Energy Corp.                                         18,904      1,138,021
Newfield Exploration Company *                             14,178        655,874
Occidental Petroleum Corp.                                 12,630      1,001,559
Sunoco, Inc.                                                7,089        547,271
XTO Energy, Inc.                                           21,282        865,965
                                                                      ----------
                                                                       6,158,590

DRUGS & HEALTH CARE - 0.48%
Wyeth                                                      15,189        631,255

ELECTRICAL EQUIPMENT - 0.69%
Emerson Electric Company                                   12,063        912,083

ELECTRONICS - 2.40%
Agilent Technologies, Inc. *                               23,629        842,610
Garmin, Ltd.                                               11,815        651,007
Harman International Industries, Inc.                      16,380      1,597,050
Matsushita Electric Industrial Co., Ltd.                    4,034         81,406
                                                                      ----------
                                                                       3,172,073

FINANCIAL SERVICES - 4.98%
Charles Schwab Corp.                                       85,481      1,303,585
Chicago Merchantile Exchange Holdings, Inc.                 1,244        440,563
Franklin Resources, Inc.                                    7,089        658,426

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Merrill Lynch & Company, Inc.                               18,842    $1,251,486
SLM Corp.                                                   23,629     1,241,704
The Goldman Sachs Group, Inc.                               12,996     1,675,964
                                                                      ----------
                                                                       6,571,728

FOOD & BEVERAGES - 1.09%
Kellogg Company                                             13,639       601,071
PepsiCo, Inc.                                               14,178       839,337
                                                                      ----------
                                                                       1,440,408

HEALTHCARE PRODUCTS - 6.72%
Alcon, Inc.                                                 16,007     2,244,181
Johnson & Johnson                                           40,078     2,474,816
Medtronic, Inc.                                             28,261     1,570,464
St. Jude Medical, Inc. *                                    27,679     1,322,226
Varian Medical Systems, Inc. *                              24,596     1,249,969
                                                                      ----------
                                                                       8,861,656

HEALTHCARE SERVICES - 2.85%
PacifiCare Health Systems, Inc. *                           11,326       974,489
UnitedHealth Group, Inc.                                    21,886     1,310,096
Wellpoint, Inc. *                                           19,147     1,471,064
                                                                      ----------
                                                                       3,755,649

HOTELS & RESTAURANTS - 0.50%
Brinker International, Inc.                                 16,747       664,521

HOUSEHOLD APPLIANCES - 0.53%
Matsushita Electric Industrial Company, Ltd.                34,419       694,563

INDUSTRIAL MACHINERY - 3.49%
Caterpillar, Inc.                                           28,355     1,638,352
Ingersoll-Rand Company, Class A                             33,081     1,311,000
Komatsu, Ltd.                                               49,230       687,801
Parker-Hannifin Corp.                                       14,178       969,917
                                                                      ----------
                                                                       4,607,070

INDUSTRIALS - 0.49%
Mitsui O.S.K. Lines, Ltd.                                   87,440       645,891

INSURANCE - 3.98%
Aetna, Inc.                                                 19,537     1,806,977
Allstate Corp.                                              23,629     1,325,587
CIGNA Corp.                                                  8,601       967,785
Millea Holdings, Inc.                                           47       777,606
Mitsui Sumitomo Insurance Company, Ltd.                     32,900       376,628
                                                                      ----------
                                                                       5,254,583

INTERNATIONAL OIL - 1.19%
ConocoPhillips                                              25,992     1,572,776

INTERNET CONTENT - 3.10%
Google, Inc., Class A *                                      4,705     1,905,478
Yahoo!, Inc. *                                              54,348     2,186,420
                                                                      ----------
                                                                       4,091,898

INTERNET RETAIL - 1.53%
eBay, Inc. *                                                44,896     2,011,790

INTERNET SOFTWARE - 0.70%
McAfee, Inc. *                                              33,081       919,983

LEISURE TIME - 1.12%
Electronic Arts, Inc. *                                     16,996    $  957,894
Pixar, Inc. *                                                9,452       524,019
                                                                      ----------
                                                                       1,481,913

MANUFACTURING - 1.68%
Eaton Corp.                                                 11,815       752,852
Illinois Tool Works, Inc.                                    8,585       757,798
Rockwell Automation, Inc.                                   12,405       700,014
                                                                      ----------
                                                                       2,210,664

METAL & METAL PRODUCTS - 0.62%
Companhia Vale Do Rio Doce, ADR                             18,904       819,677

MINING - 1.23%
BHP Billiton, Ltd.                                          10,500       337,785
Phelps Dodge Corp.                                           9,452     1,282,353
                                                                      ----------
                                                                       1,620,138

OFFICE FURNISHINGS & SUPPLIES - 1.63%
Office Depot, Inc. *                                        72,396     2,148,713

PETROLEUM SERVICES - 3.48%
Baker Hughes, Inc.                                          17,486     1,002,822
ENSCO International, Inc.                                   25,094     1,188,452
GlobalSantaFe Corp.                                         17,722       803,870
Valero Energy Corp.                                         16,541     1,591,244
                                                                      ----------
                                                                       4,586,388

PHARMACEUTICALS - 5.16%
Caremark Rx, Inc. *                                         37,156     1,909,447
Gilead Sciences, Inc. *                                     29,078     1,473,964
Medicis Pharmaceutical Corp., Class A                       19,849       633,381
Roche Holdings AG                                            7,089     1,065,318
Serono AG, Series B                                            987       723,605
Teva Pharmaceutical Industries, Ltd., SADR                  24,558     1,003,931
                                                                      ----------
                                                                       6,809,646

RAILROADS & EQUIPMENT - 1.06%
Burlington Northern Santa Fe Corp.                          21,030     1,391,765

RETAIL GROCERY - 0.44%
Shoppers Drug Mart Corp.                                    17,033       582,746

RETAIL TRADE - 5.72%
Best Buy Company, Inc.                                      17,722       854,909
CVS Corp.                                                   47,850     1,292,907
Federated Department Stores, Inc.                           14,768       951,502
Home Depot, Inc.                                            31,129     1,300,570
J.C. Penney Company, Inc.                                   13,587       712,910
Target Corp.                                                22,500     1,203,975
Tiffany & Company                                           30,000     1,221,000
                                                                      ----------
                                                                       7,537,773

SEMICONDUCTORS - 5.62%
Analog Devices, Inc.                                        47,259     1,792,061
Freescale Semiconductor-B, Inc. *                           27,174       701,089
KLA-Tencor Corp.                                            15,359       786,227
Marvell Technology Group, Ltd. *                            22,353     1,241,486
Maxim Integrated Products, Inc.                             14,432       527,490

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
Microchip Technology, Inc.                                 70,889   $  2,364,857
                                                                    ------------
                                                                       7,413,210

SOFTWARE - 1.95%
Autodesk, Inc. *                                           22,311        930,815
Microsoft Corp.                                            59,073      1,636,913
                                                                    ------------
                                                                       2,567,728

STEEL - 2.00%
Nucor Corp.                                                10,633        713,262
POSCO, SADR                                                12,902        642,003
United States Steel Corp.                                  26,815      1,276,394
                                                                    ------------
                                                                       2,631,659

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.61%
Amdocs, Ltd. *                                             36,626        968,025
QUALCOMM, Inc.                                             54,348      2,471,204
                                                                    ------------
                                                                       3,439,229

TRAVEL SERVICES - 0.69%
American Express Company                                   17,722        911,265
                                                                    ------------
TOTAL COMMON STOCKS (Cost $120,184,356)                             $128,246,881
                                                                    ------------

REPURCHASE AGREEMENTS - 2.75%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 3.68% to
   be repurchased at $3,620,370 on
   12/01/2005, collateralized by
   $3,725,000 Federal Home Loan Bank
   4.375% due 9/17/2010 (valued at
   $3,696,958 including interest) (c)                  $3,620,000   $  3,620,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,620,000)                       $  3,620,000
                                                                    ------------
TOTAL INVESTMENTS (ALL CAP GROWTH FUND)
   (COST $123,804,356) - 99.99%                                     $131,866,881
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%                             17,266
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $131,884,147
                                                                    ============

ALL CAP VALUE FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 94.39%
ADVERTISING - 0.11%
The Interpublic Group of Companies, Inc. *                  21,120    $  196,838

AEROSPACE - 0.36%
Moog, Inc., Class A *                                       12,487       365,744
Woodward Governor Company                                    3,111       254,076
                                                                      ----------
                                                                         619,820

AGRICULTURE - 0.98%
Archer-Daniels-Midland Company                              71,703     1,690,040

AIR TRAVEL - 0.04%
Frontier Airlines, Inc. *                                    7,952    $   64,888

APPAREL & TEXTILES - 0.71%
VF Corp.                                                    21,581     1,222,564

AUTO PARTS - 0.89%
American Axle & Manufacturing Holdings, Inc.                16,600       352,916
Autoliv, Inc.                                                8,500       371,960
Commercial Vehicle Group, Inc. *                             7,206       142,607
Genuine Parts Company                                       14,913       660,795
                                                                      ----------
                                                                       1,528,278

BANKING - 5.09%
Bank of America Corp.                                       29,057     1,333,426
Bank of New York Company, Inc.                              45,909     1,487,452
Cullen Frost Bankers, Inc.                                  55,135     2,969,571
Marshall & Ilsley Corp.                                     35,564     1,528,541
TCF Financial Corp.                                          9,249       253,977
Webster Financial Corp.                                     25,335     1,212,533
                                                                      ----------
                                                                       8,785,500

BIOTECHNOLOGY - 0.50%
MedImmune, Inc. *                                           24,039       863,240

BROADCASTING - 0.37%
Viacom, Inc., Class B                                       12,265       409,651
Westwood One, Inc.                                          12,630       229,108
                                                                      ----------
                                                                         638,759

BUILDING MATERIALS & CONSTRUCTION - 1.00%
Hughes Supply, Inc.                                         44,599     1,727,765

BUSINESS SERVICES - 5.43%
Automatic Data Processing, Inc.                             53,600     2,519,200
Cadence Design Systems, Inc. *                             201,830     3,459,366
Jacobs Engineering Group, Inc. *                            13,579       882,228
R.R. Donnelley & Sons Company                               73,615     2,517,633
                                                                      ----------
                                                                       9,378,427

CABLE AND TELEVISION - 0.70%
Comcast Corp.-Special Class A *                             46,137     1,201,407

CELLULAR COMMUNICATIONS - 1.78%
Motorola, Inc.                                             127,893     3,080,942

CHEMICALS - 2.67%
E.I. Du Pont De Nemours & Company                           18,458       789,080
Eastman Chemical Company                                    14,070       778,493
Praxair, Inc.                                               58,618     3,048,136
                                                                      ----------
                                                                       4,615,709

CONSTRUCTION MATERIALS - 2.03%
JLG Industries, Inc.                                         7,659       348,485
Simpson Manufacturing, Inc.                                 22,119       906,437
Trinity Industries, Inc.                                    53,910     2,244,812
                                                                      ----------
                                                                       3,499,734

CONTAINERS & GLASS - 1.14%
Ball Corp.                                                  35,631     1,468,710
Pactiv Corp. *                                              24,695       499,827
                                                                      ----------
                                                                       1,968,537

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES - 0.81%
Procter & Gamble Company                                  24,594     $ 1,406,531

CRUDE PETROLEUM & NATURAL GAS - 0.39%
Helmerich & Payne, Inc.                                    8,289         480,928
Patterson-UTI Energy, Inc.                                 6,253         195,343
                                                                     -----------
                                                                         676,271

DRUGS & HEALTH CARE - 1.89%
Wyeth                                                     78,391       3,257,930

ELECTRICAL EQUIPMENT - 6.88%
AMETEK, Inc.                                               5,011         213,519
Anixter International, Inc. *                             27,889       1,021,853
AVX Corp.                                                 75,474       1,033,994
Emerson Electric Company                                  34,599       2,616,030
General Electric Company                                 148,879       5,317,958
Hubbell, Inc., Class B                                    34,562       1,676,602
                                                                     -----------
                                                                      11,879,956

ELECTRICAL UTILITIES - 1.53%
Ameren Corp.                                              25,840       1,355,566
CMS Energy Corp. *                                        91,560       1,280,009
                                                                     -----------
                                                                       2,635,575

ELECTRONICS - 1.12%
Rogers Corp. *                                             8,476         324,631
Vishay Intertechnology, Inc. *                           126,078       1,617,581
                                                                     -----------
                                                                       1,942,212

FINANCIAL SERVICES - 1.72%
Citigroup, Inc.                                           35,878       1,741,877
JPMorgan Chase & Company                                  14,796         565,947
Mellon Financial Corp.                                    19,818         666,677
                                                                     -----------
                                                                       2,974,501

FOOD & BEVERAGES - 2.57%
Campbell Soup Company                                     11,014         332,733
PepsiCo, Inc.                                             69,179       4,095,397
                                                                     -----------
                                                                       4,428,130

FURNITURE & FIXTURES - 0.92%
Ethan Allen Interiors, Inc.                               42,591       1,588,644

GAS & PIPELINE UTILITIES - 0.85%
AGL Resources, Inc.                                       14,400         509,328
Nicor, Inc.                                               13,758         551,696
NiSource, Inc.                                            18,781         404,355
                                                                     -----------
                                                                       1,465,379

GOLD - 0.97%
Barrick Gold Corp.                                        62,697       1,668,367

HEALTHCARE PRODUCTS - 0.88%
Baxter International, Inc.                                32,115       1,248,952
Johnson & Johnson                                          4,440         274,170
                                                                     -----------
                                                                       1,523,122

HOTELS & RESTAURANTS - 1.22%
Brinker International, Inc.                               52,937       2,100,540

INDUSTRIAL MACHINERY - 4.35%
Deere & Company                                           10,245     $   710,491
Grant Prideco, Inc. *                                     32,627       1,252,550
IDEX Corp.                                                16,078         709,683
Parker-Hannifin Corp.                                     46,404       3,174,498
W.W. Grainger, Inc.                                       23,540       1,653,214
                                                                     -----------
                                                                       7,500,436

INSURANCE - 3.00%
ACE, Ltd.                                                 17,524         972,582
AFLAC, Inc.                                               20,662         991,776
Cincinnati Financial Corp.                                 9,700         431,941
Genworth Financial, Inc.                                  51,896       1,787,817
SAFECO Corp.                                              17,618         991,013
                                                                     -----------
                                                                       5,175,129

INTERNET SOFTWARE - 1.15%
McAfee, Inc. *                                            71,599       1,991,168

LEISURE TIME - 0.48%
Walt Disney Company                                       33,042         823,737

MANUFACTURING - 2.91%
Carlisle Companies, Inc.                                  26,277       1,802,602
Eaton Corp.                                               37,090       2,363,375
Honeywell International, Inc.                             13,212         482,766
Illinois Tool Works, Inc.                                    347          30,630
Shaw Group, Inc. *                                        11,779         340,295
                                                                     -----------
                                                                       5,019,668

METAL & METAL PRODUCTS - 3.84%
Crown Holdings, Inc. *                                   111,029       2,058,478
Quanex Corp.                                              39,957       2,471,340
Timken Company                                            67,913       2,103,945
                                                                     -----------
                                                                       6,633,763

MINING - 2.92%
Newmont Mining Corp.                                     109,271       5,039,579

OFFICE FURNISHINGS & SUPPLIES - 0.44%
OfficeMax, Inc.                                           26,289         767,113

PAPER - 1.40%
Georgia-Pacific Corp.                                     45,587       2,155,809
MeadWestvaco Corp.                                         9,372         262,322
                                                                     -----------
                                                                       2,418,131

PETROLEUM SERVICES - 6.03%
Exxon Mobil Corp.                                        131,891       7,653,635
GlobalSantaFe Corp.                                       10,915         495,104
Grey Wolf, Inc. *                                         46,570         349,741
Halliburton Company                                       17,129       1,090,261
Key Energy Services, Inc. *                               25,405         358,210
Schlumberger, Ltd.                                         4,818         461,227
                                                                     -----------
                                                                      10,408,178

PHARMACEUTICALS - 6.25%
GlaxoSmithKline PLC, ADR                                  44,652       2,213,400
Mylan Laboratories, Inc.                                 121,798       2,544,360
Novartis AG, ADR                                          67,170       3,519,708

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Pfizer, Inc.                                              32,544    $    689,933
Schering-Plough Corp.                                     93,804       1,812,293
                                                                    ------------
                                                                      10,779,694

RAILROADS & EQUIPMENT - 0.63%
Union Pacific Corp.                                       14,324       1,096,359

REAL ESTATE - 1.12%
Host Marriott Corp., REIT                                108,002       1,933,236

RETAIL GROCERY - 1.37%
The Kroger Company *                                     121,334       2,361,160

RETAIL TRADE - 3.99%
Barnes & Noble, Inc.                                         905          36,508
CVS Corp.                                                 28,597         772,691
Federated Department Stores, Inc.                         45,157       2,909,465
Foot Locker, Inc.                                         37,059         808,627
Wal-Mart Stores, Inc.                                     48,417       2,351,130
                                                                    ------------
                                                                       6,878,421

SOFTWARE - 1.65%
Microsoft Corp.                                          102,576       2,842,381

STEEL - 0.90%
Steel Dynamics, Inc.                                      44,927       1,555,373

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.66%
ADC Telecommunications, Inc. *                            21,528         439,817
Avaya, Inc. *                                            114,553       1,365,472
Tellabs, Inc. *                                          103,002       1,056,800
                                                                    ------------
                                                                       2,862,089

TELEPHONE - 2.42%
Sprint Corp.                                              45,168       1,131,007
Verizon Communications, Inc.                              95,306       3,047,886
                                                                    ------------
                                                                       4,178,893

TRANSPORTATION - 0.58%
Heartland Express, Inc.                                   47,167       1,005,129

TRAVEL SERVICES - 0.53%
Sabre Holdings Corp.                                      39,855         911,484

TRUCKING & FREIGHT - 1.22%
Werner Enterprises, Inc.                                 102,483       2,097,827
                                                                    ------------
TOTAL COMMON STOCKS (Cost $154,689,965)                             $162,908,554
                                                                    ------------

REPURCHASE AGREEMENTS - 5.48%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $9,456,499 on
   12/01/2005, collateralized by
   $6,935,000 U.S. Treasury Bonds,
   8.125% due 08/15/2021 (valued at
   $9,651,779, including interest) (c)                $9,456,000    $  9,456,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $9,456,000)                       $  9,456,000
                                                                    ------------
TOTAL INVESTMENTS (ALL CAP VALUE FUND)
   (COST $164,145,965) - 99.87%                                     $172,364,554
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%                            229,350
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $172,593,904
                                                                    ============

BLUE CHIP GROWTH FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.09%
ADVERTISING - 0.39%
Omnicom Group, Inc.                                        49,036    $ 4,146,484
                                                                     -----------

AEROSPACE - 0.67%
General Dynamics Corp.                                     39,613      4,527,766
Lockheed Martin Corp.                                      23,827      1,443,916
Rockwell Collins, Inc.                                     25,901      1,183,676
                                                                     -----------
                                                                       7,155,358

AGRICULTURE - 1.00%
Monsanto Company                                          144,148     10,561,724

APPAREL & TEXTILES - 0.12%
Cintas Corp.                                               29,201      1,305,869

BANKING - 2.56%
Northern Trust Corp.                                      201,811     10,633,421
UBS AG                                                     85,700      7,905,856
Wells Fargo Company                                       137,854      8,664,124
                                                                     -----------
                                                                      27,203,401

BIOTECHNOLOGY - 3.12%
Amgen, Inc. *                                             247,655     20,042,719
Genentech, Inc. *                                         136,778     13,078,713
                                                                     -----------
                                                                      33,121,432
BROADCASTING - 0.54%
Viacom, Inc., Class B                                     172,763      5,770,284

BUSINESS SERVICES - 2.78%
Accenture, Ltd., Class A                                  216,564      6,159,080
Automatic Data Processing, Inc.                           237,119     11,144,593
ChoicePoint, Inc. *                                        35,088      1,516,854
First Data Corp.                                          173,636      7,513,230
Paychex, Inc.                                              73,657      3,123,794
                                                                     -----------
                                                                      29,457,551

CABLE AND TELEVISION - 1.31%
Rogers Wireless, Inc.                                     139,916      5,346,191
Time Warner, Inc. *                                       475,986      8,558,228
                                                                     -----------
                                                                      13,904,419

CELLULAR COMMUNICATIONS - 1.00%
America Movil SA de C.V., Series L, ADR                   217,049      6,233,647
American Tower Corp., Class A *                           161,762      4,414,485
                                                                     -----------
                                                                      10,648,132

COLLEGES & UNIVERSITIES - 1.06%
Apollo Group, Inc., Class A *                             157,603     11,221,334

COMPUTERS & BUSINESS EQUIPMENT - 3.27%
Apple Computer, Inc. *                                      3,300        223,806
Cisco Systems, Inc. *                                     620,682     10,886,762
Dell, Inc. *                                              522,727     15,765,446
EMC Corp. *                                               561,348      7,819,578
                                                                     -----------
                                                                      34,695,592

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES - 1.43%
Procter & Gamble Company                                  264,368   $ 15,119,206

CRUDE PETROLEUM & NATURAL GAS - 0.17%
XTO Energy, Inc.                                           45,506      1,851,639
DOMESTIC OIL - 0.25%

Murphy Oil Corp.                                           53,342      2,638,295
DRUGS & HEALTH CARE - 0.78%
Novartis AG                                                67,000      3,508,213
Wyeth                                                     114,146      4,743,908
                                                                    ------------
                                                                       8,252,121

ELECTRICAL EQUIPMENT - 3.46%
General Electric Company                                1,028,099     36,723,696

ELECTRONICS - 0.54%
Garmin, Ltd.                                               37,200      2,049,720
Harman International Industries, Inc.                      37,440      3,650,400
                                                                    ------------
                                                                       5,700,120

FINANCIAL SERVICES - 13.22%
Ameriprise Financial, Inc.                                 63,589      2,673,918
Ameritrade Holding Corp. *                                335,226      7,830,879
Charles Schwab Corp.                                      526,214      8,024,764
Citigroup, Inc.                                           592,779     28,779,420
E*TRADE Financial Corp. *                                 243,071      4,744,746
Fiserv, Inc. *                                             71,281      3,243,998
Franklin Resources, Inc.                                  165,235     15,347,027
Legg Mason, Inc.                                          118,380     14,519,307
Mellon Financial Corp.                                    116,539      3,920,372
Merrill Lynch & Company, Inc.                             176,610     11,730,436
SLM Corp.                                                 179,208      9,417,380
State Street Corp. (c)                                    345,365     19,924,107
The Goldman Sachs Group, Inc.                              78,524     10,126,455
                                                                    ------------
                                                                     140,282,809

FOOD & BEVERAGES - 1.47%
PepsiCo, Inc.                                             171,366     10,144,867
Starbucks Corp. *                                          35,858      1,091,876
The Coca-Cola Company                                     101,209      4,320,613
                                                                    ------------
                                                                      15,557,356

HEALTHCARE PRODUCTS - 3.68%
Biomet, Inc.                                               21,346        760,345
Johnson & Johnson                                         183,301     11,318,837
Medtronic, Inc.                                           253,864     14,107,222
St. Jude Medical, Inc. *                                  163,364      7,803,898
Stryker Corp.                                             117,121      5,071,339
                                                                    ------------
                                                                      39,061,641

HEALTHCARE SERVICES - 5.79%
Cardinal Health, Inc.                                      48,405      3,095,500
Quest Diagnostics, Inc.                                    78,778      3,945,990
UnitedHealth Group, Inc.                                  649,941     38,905,468
Wellpoint, Inc. *                                         201,628     15,491,079
                                                                    ------------
                                                                      61,438,037

HOTELS & RESTAURANTS - 1.90%
Harrah's Entertainment, Inc.                               63,448   $  4,320,174
Marriott International, Inc., Class A                      77,456      5,004,432
McDonald's Corp.                                           88,485      2,995,217
Wynn Resorts, Ltd. *                                      141,173      7,881,689
                                                                    ------------
                                                                      20,201,512

HOUSEHOLD PRODUCTS - 0.20%
Fortune Brands, Inc.                                       26,862      2,094,162

INDUSTRIAL MACHINERY - 0.44%
Deere & Company                                            67,013      4,647,352

INSURANCE - 4.22%
Aetna, Inc.                                                14,976      1,385,130
AFLAC, Inc.                                                44,289      2,125,872
American International Group, Inc.                        333,653     22,401,462
Hartford Financial Services Group, Inc.                   123,716     10,809,067
Marsh & McLennan Companies, Inc.                          235,002      7,259,212
Willis Group Holdings, Ltd.                                21,388        797,559
                                                                    ------------
                                                                      44,778,302

INTERNET CONTENT - 2.89%
Google, Inc., Class A *                                    40,334     16,334,867
Yahoo!, Inc. *                                            356,368     14,336,684
                                                                    ------------
                                                                      30,671,551

INTERNET RETAIL - 1.28%
Amazon.com, Inc. *                                         82,111      3,979,099
eBay, Inc. *                                              167,265      7,495,145
IAC/InterActiveCorp *                                      74,327      2,052,168
                                                                    ------------
                                                                      13,526,412

INTERNET SOFTWARE - 0.57%
Juniper Networks, Inc. *                                  269,379      6,058,334

LEISURE TIME - 1.85%
Carnival Corp.                                            220,249     12,001,368
Electronic Arts, Inc. *                                    26,871      1,514,450
International Game Technology, Inc.                       209,098      6,137,026
                                                                    ------------
                                                                      19,652,844

MANUFACTURING - 3.71%
Danaher Corp.                                             396,537     22,007,803
Honeywell International, Inc.                             198,495      7,253,007
Illinois Tool Works, Inc.                                  39,713      3,505,467
Tyco International, Ltd.                                  230,306      6,568,327
                                                                    ------------
                                                                      39,334,604

MINING - 0.29%
BHP Billiton, Ltd.                                        192,000      3,104,350

NEWSPAPERS - 0.52%
E.W. Scripps Company, Class A                             118,150      5,476,253

PETROLEUM SERVICES - 6.20%
Baker Hughes, Inc.                                        188,441     10,807,091
BJ Services Company                                       101,129      3,706,378
Exxon Mobil Corp.                                         186,162     10,802,981
Schlumberger, Ltd.                                        205,754     19,696,830
Smith International, Inc.                                 312,628     11,814,212

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH FUND (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)
PETROLEUM SERVICES (CONTINUED)
Total SA, SADR                                           40,246   $    5,018,274
Transocean, Inc. *                                       61,388        3,919,010
                                                                  --------------
                                                                      65,764,776

PHARMACEUTICALS - 3.24%
Caremark Rx, Inc. *                                     163,397        8,396,972
Gilead Sciences, Inc. *                                 225,519       11,431,558
Pfizer, Inc.                                            254,196        5,388,955
Roche Holdings AG                                        17,400        2,614,830
Schering-Plough Corp.                                    38,167          737,387
Sepracor, Inc. *                                         67,788        3,726,984
Teva Pharmaceutical Industries, Ltd., SADR               50,028        2,045,145
                                                                  --------------
                                                                      34,341,831

PUBLISHING - 0.48%
McGraw-Hill Companies, Inc.                              94,948        5,036,991

RAILROADS & EQUIPMENT - 0.02%
Union Pacific Corp.                                       2,806          214,771

RETAIL GROCERY - 0.39%
Sysco Corp.                                             128,605        4,156,514

RETAIL TRADE - 6.27%
Best Buy Company, Inc.                                  130,010        6,271,682
CVS Corp.                                               126,298        3,412,572
Home Depot, Inc.                                        354,252       14,800,649
Kohl's Corp. *                                          244,670       11,254,820
Target Corp.                                            250,878       13,424,482
Wal-Mart Stores, Inc.                                   356,236       17,298,820
                                                                  --------------
                                                                      66,463,025

SEMICONDUCTORS - 5.90%
Analog Devices, Inc.                                    238,357        9,038,498
Intel Corp.                                             575,408       15,351,886
Linear Technology Corp.                                 120,810        4,507,421
Marvell Technology Group, Ltd. *                        115,995        6,442,362
Maxim Integrated Products, Inc.                         291,328       10,648,038
Texas Instruments, Inc.                                 237,082        7,700,423
Xilinx, Inc.                                            335,075        8,859,383
                                                                  --------------
                                                                      62,548,011

SOFTWARE - 4.86%
Adobe Systems, Inc.                                     154,125        5,026,016
Intuit, Inc. *                                           55,989        2,999,331
Microsoft Corp.                                       1,258,360       34,869,155
Oracle Corp. *                                          685,838        8,620,984
                                                                  --------------
                                                                      51,515,486

STEEL - 0.45%
Nucor Corp.                                              70,810        4,749,935

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.57%
Corning, Inc. *                                         356,085        7,210,721
Nokia Oyj, SADR                                         368,672        6,296,918
QUALCOMM, Inc.                                          188,423        8,567,594
Telus Corp. - Non Voting Shares                         136,482   $    5,227,260
                                                                  --------------
                                                                      27,302,493

TELEPHONE - 0.37%
Sprint Corp.                                            158,541        3,969,867

TOBACCO - 0.36%
Altria Group, Inc.                                       52,729        3,838,144

TRAVEL SERVICES - 1.25%
American Express Company                                258,248       13,279,112

TRUCKING & FREIGHT - 0.25%
United Parcel Service, Inc., Class B                     33,378        2,600,146
                                                                  --------------
TOTAL COMMON STOCKS (Cost $988,188,640)                           $1,051,143,278
                                                                  --------------

SHORT TERM INVESTMENTS - 1.07%
T. Rowe Price Reserve Investment Fund (c)           $11,363,570   $   11,363,570
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS (Cost $11,363,570)                   $   11,363,570
                                                                  --------------

REPURCHASE AGREEMENTS - 0.15%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $1,607,085 on
   12/01/2005, collateralized by
   $1,645,000 U.S. Treasury Bills, zero
   coupon due 12/22/2005 (valued at
   $1,640,887, including interest) (c)              $ 1,607,000   $    1,607,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $1,607,000)                     $    1,607,000
                                                                  --------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH FUND)
   (COST $1,001,159,210) - 100.31%                                $1,064,113,848
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31)%                       (3,311,582)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,060,802,266
                                                                  ==============

CAPITAL APPRECIATION FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.56%
APPAREL & TEXTILES - 3.22%
Coach, Inc. *                                             119,656    $ 4,119,756
NIKE, Inc., Class B                                        52,846      4,507,764
                                                                     -----------
                                                                       8,627,520

BANKING - 1.23%
Bank of America Corp.                                      71,800      3,294,902

BIOTECHNOLOGY - 4.82%
Amgen, Inc. *                                              73,525      5,950,379
Genentech, Inc. *                                          73,031      6,983,224
                                                                     -----------
                                                                      12,933,603

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT - 3.92%
Apple Computer, Inc. *                                     71,956   $  4,880,056
Cisco Systems, Inc. *                                     164,730      2,889,364
EMC Corp. *                                               196,568      2,738,192
                                                                    ------------
                                                                      10,507,612

COSMETICS & TOILETRIES - 2.80%
Procter & Gamble Company                                  131,584      7,525,289

CRUDE PETROLEUM & NATURAL GAS - 0.89%
Occidental Petroleum Corp.                                 30,300      2,402,790

ELECTRICAL EQUIPMENT - 3.34%
General Electric Company                                  250,788      8,958,147

ELECTRONICS - 1.20%
Agilent Technologies, Inc. *                               90,059      3,211,504

FINANCIAL SERVICES - 6.06%
Charles Schwab Corp.                                      335,231      5,112,273
JPMorgan Chase & Company                                   85,170      3,257,752
Merrill Lynch & Company, Inc.                              69,182      4,595,068
The Goldman Sachs Group, Inc.                              25,510      3,289,770
                                                                    ------------
                                                                      16,254,863

FOOD & BEVERAGES - 2.76%
Cadbury Schweppes PLC, SADR                                51,929      2,003,421
Cadbury Schweppes PLC                                     114,200      1,098,716
PepsiCo, Inc.                                              60,235      3,565,912
Starbucks Corp. *                                          24,404        743,102
                                                                    ------------
                                                                       7,411,151

HEALTHCARE PRODUCTS - 3.17%
Alcon, Inc.                                                34,819      4,881,624
St. Jude Medical, Inc. *                                   75,874      3,624,501
                                                                    ------------
                                                                       8,506,125

HEALTHCARE SERVICES - 3.10%
UnitedHealth Group, Inc.                                   79,330      4,748,694
Wellpoint, Inc. *                                          46,408      3,565,526
                                                                    ------------
                                                                       8,314,220

HOTELS & RESTAURANTS - 0.12%
The Cheesecake Factory, Inc. *                              8,600        315,104

INSURANCE - 2.95%
American International Group, Inc.                         80,508      5,405,307
CIGNA Corp.                                                22,267      2,505,483
                                                                    ------------
                                                                       7,910,790

INTERNET CONTENT - 8.11%
Google, Inc., Class A *                                    33,493     13,564,330
Yahoo!, Inc. *                                            203,892      8,202,575
                                                                    ------------
                                                                      21,766,905

INTERNET RETAIL - 3.88%
Amazon.com, Inc. *                                         24,900      1,206,654
eBay, Inc. *                                              205,335      9,201,061
                                                                    ------------
                                                                      10,407,715

LEISURE TIME - 2.02%
Electronic Arts, Inc. *                                    96,408      5,433,555

PETROLEUM SERVICES - 4.02%
Schlumberger, Ltd.                                         79,697   $  7,629,394
Suncor Energy, Inc.                                        55,552      3,160,353
                                                                    ------------
                                                                      10,789,747

PHARMACEUTICALS - 9.51%
Abbott Laboratories                                        27,100      1,021,941
Caremark Rx, Inc. *                                        85,089      4,372,724
Gilead Sciences, Inc. *                                    87,586      4,439,734
Novartis AG, ADR                                          101,576      5,322,583
Roche Holdings, Ltd., SADR                                 96,211      7,230,555
Sanofi-Synthelabo SA                                       77,973      3,135,294
                                                                    ------------
                                                                      25,522,831

RETAIL GROCERY - 2.26%
Whole Foods Market, Inc.                                   41,167      6,063,076
RETAIL TRADE - 7.63%
Chico's FAS, Inc. *                                       126,851      5,595,398
Federated Department Stores, Inc.                          48,045      3,095,539
Lowe's Companies, Inc.                                     51,476      3,473,601
Target Corp.                                              108,693      5,816,162
Williams-Sonoma, Inc. *                                    57,280      2,485,379
                                                                    ------------
                                                                      20,466,079

SEMICONDUCTORS - 9.81%
Applied Materials, Inc.                                   221,058      4,003,360
Intel Corp.                                               145,389      3,878,979
Marvell Technology Group, Ltd. *                          117,025      6,499,569
Maxim Integrated Products, Inc.                           167,119      6,108,199
Texas Instruments, Inc.                                   179,750      5,838,280
                                                                    ------------
                                                                      26,328,387

SOFTWARE - 6.09%
Adobe Systems, Inc.                                       155,815      5,081,127
Microsoft Corp.                                           172,541      4,781,111
NAVTEQ Corp. *                                             49,582      2,082,444
SAP AG, SADR                                               97,488      4,401,583
                                                                    ------------
                                                                      16,346,265

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.57%
Nokia Oyj, SADR                                           183,531      3,134,710
QUALCOMM, Inc.                                             82,500      3,751,275
                                                                    ------------
                                                                       6,885,985

TELEPHONE - 1.60%
Sprint Corp.                                              171,265      4,288,476

TRAVEL SERVICES - 2.48%
American Express Company                                  129,474      6,657,553
TOTAL COMMON STOCKS (Cost $248,855,709)                             $267,130,194
                                                                    ------------

SHORT TERM INVESTMENTS - 1.39%
Citigroup Funding, Inc.
   3.98% due 12/01/2005                                $3,728,000   $  3,728,000
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $3,728,000)                      $  3,728,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (CAPITAL APPRECIATION FUND)
   (COST $252,583,709) - 100.95%                                    $270,858,194
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.95)%                       (2,555,307)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $268,302,887
                                                                    ============

CORE BOND FUND

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
U.S. TREASURY OBLIGATIONS - 17.95%
U.S. TREASURY BONDS - 7.08%
   4.125% due 08/15/2010                              $  1,748,000   $ 1,725,057
   5.375% due 02/15/2031                                   585,000       642,769
   6.00% due 02/15/2026                                  2,191,000     2,525,555
   6.25% due 08/15/2023 to 05/15/2030                    5,311,000     6,327,303
                                                                     -----------
                                                                      11,220,684

U.S. TREASURY NOTES - 10.87%
   4.00% due 09/30/2007 to 02/15/2015                    7,056,000     6,939,712
   4.125% due 05/15/2015                                   913,000       883,898
   4.25% due 10/31/2007 to 08/15/2015                    6,483,000     6,430,456
   4.50% due 11/15/2010 to 11/15/2015                    2,949,000     2,956,317
                                                                     -----------
                                                                      17,210,383
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,422,633)                   $28,431,067
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.52%
FEDERAL HOME LOAN BANK - 0.52%
   4.375% due 09/17/2010                                   845,000       830,798

FEDERAL HOME LOAN MORTGAGE CORP. - 31.80%
   3.50% due 05/15/2016 to 05/15/2026                      376,710       367,835
   3.57% due 06/15/2029                                  1,017,095       986,594
   3.90% due 01/15/2023                                  2,312,789     2,244,596
   4.00% due 04/15/2025                                    733,969       720,026
   4.125% due 04/02/2007 to 07/12/2010                   3,626,078     3,571,716
   4.25% due 04/05/2007                                  1,987,000     1,975,712
   4.50% due 11/15/2014 to 08/01/2035                   13,760,839    13,361,608
   4.50% TBA **                                           (642,000)     (597,787)
   5.00% due 11/01/2019 to 03/15/2032                    4,573,316     4,491,702
   5.50% due 04/01/2017 to 10/15/2035                   15,190,004    15,061,346
   5.625% due 03/15/2011                                   707,000       733,520
   6.00% due 03/01/2033 to 09/01/2035                        4,989         5,029
   6.00% TBA **                                          2,745,000     2,760,441
   6.625% due 09/15/2009                                 4,401,000     4,683,663
                                                                     -----------
                                                                      50,366,001

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.20%
   3.50% due 06/25/2023 to 10/25/2031                    1,153,980     1,079,432
   4.00% due 09/25/2031                                  1,491,650     1,408,307
   4.50% due 11/25/2014 to 09/01/2035                   13,450,341    13,008,723
   4.50% TBA **                                         (2,685,000)   (2,512,489)
   4.95% due 07/01/2015                                     25,853        25,590
   5.00% due 02/01/2018 to 06/25/2025                    1,338,207     1,285,826
   5.50% due 01/01/2017 to 12/25/2031                    2,247,702     2,247,468
   5.50% TBA **                                          7,054,000     6,942,194
   5.67% due 03/01/2009                                    435,757       441,478
   6.00% due 05/15/2011 to 04/01/2035                    2,535,542     2,673,595
   6.00% TBA **                                          8,812,000     8,852,157
   6.50% TBA **                                       $  1,273,000   $ 1,302,040
                                                                     -----------
                                                                      36,754,321
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,067,716)                                                   $87,951,120

FOREIGN GOVERNMENT OBLIGATIONS - 0.24%
MEXICO - 0.11%
Government of Mexico
   5.875% due 01/15/2014                                    64,000        65,792
   6.75% due 09/27/2034                                     95,000       101,888
                                                                     -----------
                                                                         167,680

RUSSIA - 0.13%
Russian Federation
   5.00% due 03/31/2030                                    185,000       206,737
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $366,580)                 $   374,417
                                                                     -----------
CORPORATE BONDS - 15.51%
AUTOMOBILES - 0.25%
DaimlerChrysler NA Holding Corp.
   6.50% due 11/15/2013                                    170,000       176,719
   8.50% due 01/18/2031                                    181,000       214,087
                                                                     -----------
                                                                         390,806

BANKING - 0.96%
BAC Capital Trust VI
   5.625% due 03/08/2035                                   219,000       210,584
Capital One Bank
   4.875% due 05/15/2008                                   245,000       243,795
PNC Funding Corp.
   5.25% due 11/15/2015                                    229,000       226,037
Resona Preferred Global
Securities (Cayman), Ltd.
   7.191% due 12/29/2049 (b)                               355,000       369,742
Wachovia Corp.
   5.50% due 08/01/2035                                    208,000       197,229
Zions Bancorporation
   6.00% due 09/15/2015                                    270,000       280,120
                                                                     -----------
                                                                       1,527,507

BROADCASTING - 0.08%
News America, Inc.
   6.20% due 12/15/2034                                    132,000       129,909

CABLE AND TELEVISION - 0.21%
Comcast Corp.
   5.50% due 03/15/2011                                    134,000       134,560
   5.65% due 06/15/2035                                    221,000       199,882
                                                                     -----------
                                                                         334,442

CELLULAR COMMUNICATIONS - 0.34%
America Movil SA de CV
   6.375% due 03/01/2035                                   254,000       245,649

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
AT&T Broadband Corp.
   8.375% due 03/15/2013                                   $247,000   $  285,115
                                                                      ----------
                                                                         530,764

CHEMICALS - 0.15%
Albemarle Corp.
   5.10% due 02/01/2015                                     124,000      119,168
Lubrizol Corp.
   5.50% due 10/01/2014                                     124,000      122,965
                                                                      ----------
                                                                         242,133

CRUDE PETROLEUM & NATURAL GAS - 0.24%
Canadian Natural Resources, Ltd.
   5.85% due 02/01/2035                                     268,000      261,678
EnCana Corp.
   6.50% due 08/15/2034                                     101,000      111,087
                                                                      ----------
                                                                         372,765

DIVERSIFIED FINANCIAL SERVICES - 0.28%
Residential Capital Corp.
   6.125% due 11/21/2008                                    450,000      449,193

DOMESTIC OIL - 0.14%
Amerada Hess Corp.
   7.125% due 03/15/2033                                    204,000      228,945

DRUGS & HEALTH CARE - 0.29%
Wyeth
   5.50% due 02/15/2016                                     450,000      452,115

ELECTRICAL UTILITIES - 0.91%
American Electric Power Company, Inc., Series C
   5.375% due 03/15/2010                                    395,000      397,647
Dominion Resources, Inc.
   5.95% due 06/15/2035                                     106,000      101,709
Kansas Gas & Electric
   5.647% due 03/29/2021                                    239,000      234,715
Pacific Gas & Electric Company
   6.05% due 03/01/2034                                     137,000      138,435
Pepco Holdings, Inc.
   6.45% due 08/15/2012                                     139,000      145,680
PSEG Power LLC
   8.625% due 04/15/2031                                    103,000      131,517
Public Service Company of Colorado
   7.875% due 10/01/2012                                    247,000      286,389
                                                                      ----------
                                                                       1,436,092

FINANCIAL SERVICES - 4.88%
American General Finance Corp.
   3.875% due 10/01/2009                                    340,000      325,084
Capital One Financial Corp.
   8.75% due 02/01/2007                                     365,000      380,365
CIT Group, Inc., Series MTN
   4.75% due 08/15/2008                                     219,000      217,930
Citigroup, Inc.
   5.00% due 09/15/2014                                     322,000      316,260
   6.50% due 01/18/2011                                     348,000      370,619
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/2010                                    275,000      272,007
Ford Motor Credit Company
   5.70% due 01/15/2010                                    $537,000   $  471,017
   7.00% due 10/01/2013                                      70,000       61,898
General Electric Capital Corp.
   4.875% due 03/04/2015                                    283,000      277,001
General Electric Capital Corp., MTN, Series A
   6.00% due 06/15/2012                                     363,000      380,259
General Electric Capital Corp., Series MTNA
   3.75% due 12/15/2009                                     126,000      120,673
General Motors Acceptance Corp.
   5.85% due 01/14/2009                                     210,000      190,093
HSBC Finance Corp.
   4.75% due 04/15/2010                                     832,000      821,551
JP Morgan Chase & Company
   6.75% due 02/01/2011                                     319,000      341,502
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                                    139,000      133,062
Lazard Group, LLC
   7.125% due 05/15/2015                                    305,000      312,778
Merrill Lynch & Company, Inc., MTN, Series C
   4.25% due 02/08/2010                                     505,000      489,657
Morgan Stanley
   4.00% due 01/15/2010                                     132,000      126,492
   5.375% due 10/15/2015                                    555,000      551,052
Nuveen Investments
   5.00% due 09/15/2010                                     129,000      126,522
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                                      67,000       65,363
Residential Capital Corp.
   6.375% due 06/30/2010                                    650,000      655,195
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                    188,000      184,687
   6.125% due 02/15/2033                                    170,000      174,150
Washington Mutual Bank
   5.125% due 01/15/2015                                    250,000      241,082
Washington Mutual, Inc.
   4.00% due 01/15/2009                                     132,000      127,737
                                                                      ----------
                                                                       7,734,036

FOOD & BEVERAGES - 0.17%
Kraft Foods, Inc.
   5.625% due 11/01/2011                                    168,000      171,588
   6.50% due 11/01/2031                                      98,000      105,613
                                                                      ----------
                                                                         277,201

GAS & PIPELINE UTILITIES - 0.53%
Duke Capital LLC
   7.50% due 10/01/2009                                     286,000      307,285
Energy Transfer Partners LP
   5.65% due 08/01/2012                                     201,000      196,378
   5.95% due 02/01/2015                                     190,000      186,053
Magellan Midstream Partners LP
   5.65% due 10/15/2016                                     144,000      142,951
                                                                      ----------
                                                                         832,667

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
CORPORATE BONDS (CONTINUED)
HOMEBUILDERS - 0.03%
Pulte Homes, Inc.
   6.00% due 02/15/2035                                   $ 47,000   $    40,920

INSURANCE - 1.31%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                   125,000       127,917
American International Group, Inc.
   4.25 due 05/15/2013                                     132,000       124,585
   4.70% due 10/01/2010                                    568,000       557,877
   5.05% due 10/01/2015                                    155,000       150,777
Marsh & McLennan Companies, Inc.
   5.15% due 09/15/2010                                    364,000       360,785
Metlife, Inc.
   5.70% due 06/15/2035                                    155,000       151,191
Prudential Financial, Inc., Series MTNC
   4.75% due 06/13/2015                                     85,000        81,710
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                   144,000       148,403
UnumProvident Finance Company, PLC
   6.85% due 11/15/2015                                    195,000       199,960
Willis Group North America, Inc.
   5.625% due 07/15/2015                                   173,000       171,029
                                                                     -----------
                                                                       2,074,234

INTERNATIONAL OIL - 0.20%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                                    64,000        70,592
Ras Laffan LNG III
   5.838% due 09/30/2027                                   253,000       249,073
                                                                     -----------
                                                                         319,665

LEISURE TIME - 0.18%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                                     64,000        73,341
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                   181,000       218,316
                                                                     -----------
                                                                         291,657

LIQUOR - 0.12%
Molson Coors Capital Finance
   4.85% due 09/22/2010                                    193,000       189,989

MANUFACTURING - 0.32%
Tyco International Group SA
   6.375% due 10/15/2011                                   494,000       512,146

METAL & METAL PRODUCTS - 0.14%
CODELCO, Inc.
   5.625% due 09/21/2035                                   227,000       218,823

PETROLEUM SERVICES - 0.70%
Halliburton Company
   5.50% due 10/15/2010                                    132,000       134,466
   8.75% due 02/15/2021                                    228,000       295,224
Valero Energy Corp.
   6.875% due 04/15/2012                                   201,000       218,201
   7.50% due 04/15/2032                                    106,000       125,798
Valero Logistics Operations LP
   6.05% due 03/15/2013                                    106,000       109,493
XTO Energy, Inc.
   4.90% due 02/01/2014                                   $240,000   $   232,766
                                                                     -----------
                                                                       1,115,948

REAL ESTATE - 1.15%
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                                   276,000       270,135
Health Care Property Investors, Inc.,
Series MTN, REIT
   4.875% due 09/15/2010                                   330,000       322,059
Health Care REIT, Inc.
   6.20% due 06/01/2016                                    190,000       188,841
ProLogis REIT
   5.25% due 11/15/2010 (f)                                455,000       453,328
Simon Property Group LP, REIT
   4.60% due 06/15/2010 (f)                                132,000       128,074
   5.10% due 06/15/2015                                     72,000        69,017
   5.375% due 06/01/2011                                   385,000       384,146
                                                                     -----------
                                                                       1,815,600

RETAIL GROCERY - 0.06%
The Kroger Company
   7.50% due 04/01/2031                                     95,000        99,194

RETAIL TRADE - 0.08%
Wal-Mart Stores, Inc.
   5.25% due 09/01/2035                                    129,000       122,486

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.31%
France Telecom SA
   7.20% due 03/01/2006                                    382,000       384,511
Verizon Global Funding Corp.
   5.85% due 09/15/2035                                    114,000       107,976
                                                                     -----------
                                                                         492,487

TELEPHONE - 1.36%
AT&T Corp.
   8.50% due 11/15/2031 (b)                                108,000       132,840
British Telecommunications PLC
   8.875% due 12/15/2030                                   139,000       183,520
Sprint Capital Corp.
   6.00% due 01/15/2007                                    484,000       489,038
   6.125% due 11/15/2008                                   281,000       289,074
   7.625% due 01/30/2011                                   132,000       145,505
   8.75% due 03/15/2032                                    150,000       196,595
Telecom Italia Capital
   4.875% due 10/01/2010                                   208,000       203,437
Telecom Italia Capital SA
   5.25% due 11/15/2013                                    386,000       378,192
Telefonos de Mexico SA de CV
   5.50% due 01/27/2015                                    139,000       135,581
                                                                     -----------
                                                                       2,153,782

TRANSPORTATION - 0.12%
Norfolk Southern Corp.
   7.05% due 05/01/2037                                    163,000       190,639
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $24,538,968)                             $24,576,145
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.54%
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PWR8, Class AAB
   4.581% due 06/11/2041                                $  610,000   $   586,188
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class A4A
   4.871% due 09/11/2042                                   255,000       247,135
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class A3
   5.23% due 09/15/2020 (b)                                218,000       218,137
Commercial Mortgage Pass Through
   Certificates, Series 2000-C1, Class C
   7.706% due 08/15/2033                                    74,000        81,026
Commercial Mortgage Pass Through
   Certificates, Series 2005-C6, Class A5A
   5.116% due 06/10/2044 (b)                               321,000       316,952
Countrywide Alternative Loan Trust, Series
   2005-J4, Class 2A1B
   4.3113% due 07/25/2035 (b)                              237,631       237,436
CS First Boston Mortgage Securities Corp,
   Series 2002-CKS4, Class A2
   5.183% due 11/15/2036                                   431,000       430,501
CS First Boston Mortgage Securities Corp,
   Series 2003-CPN1, Class A2
   4.597% due 03/15/2035                                   105,000       101,676
CS First Boston Mortgage Securities Corp,
   Series 2004-C1, Class A4
   4.75% due 01/15/2037                                    387,000       373,423
First Union National Bank Commercial
   Mortgage, Series 2001-C3, Class A3
   6.423% due 08/15/2033                                   318,000       336,198
First Union National Bank Commercial
   Mortgage, Series 2001-C4, Class B
   6.417% due 12/12/2033                                   188,000       199,689
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                   391,000       394,600
GMAC Commercial Mortgage Securities, Inc.
   Series 2003-C3, Class A4
   5.023% due 04/10/2040                                   327,000       321,910
GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C2, Class A3
   5.713% due 10/15/2038                                   132,000       135,781
GMAC Commercial Mortgage Securities, Inc.,
   Series 2004-C1, Class A1
   3.118% due 03/10/2038                                   315,939       306,058
Greenwich Capital Commercial Funding Corp,
   Series 2005-GG5, Class AAB
   1.00% due 04/10/2037 (b)                                118,000       117,519
GS Mortgage Securities Corp II, Series
   1998-GLII, Class A2
   6.562% due 04/13/2031                                   539,000       555,995
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2004-C3, Class A1
   3.765% due 01/15/2042                                 1,111,411     1,084,542
LB Commercial Conduit Mortgage Trust, Series
   1999-C2, Class A1
   7.105% due 10/15/2032                                    90,363        91,601
LB-UBS Commercial Mortgage Trust, Series
   2003-C7, Class A4
   4.931% due 09/15/2035 (b)                            $  801,000    $  786,402
LB-UBS Commercial Mortgage Trust, Series
   2005-C2, Class A1
   4.59% due 04/15/2030                                     98,651        97,878
LB-UBS Commercial Mortgage Trust, Series
   2005-C7, Class A2
   5.103% due 09/17/2010                                   255,000       254,504
Merrill Lynch Mortgage Trust, Series
   2003-KEY1, Class A4
   5.236% due 11/12/2035 (b)                               737,000       734,227
Merrill Lynch Mortgage Trust, Series
   2005-CIP1, Class A4
   5.047% due 07/12/2038 (b)                               516,000       506,489
Merrill Lynch Mortgage Trust, Series
   2005-MCP1, Class A4
   4.747% due 06/12/2043 (b)                               321,000       308,206
Morgan Stanley Capital I, Series 2004-HQ4,
   Class A2
   3.92% due 04/14/2040                                    284,000       277,439
Morgan Stanley Capital I, Series 2005-IQ10,
   Class AAB
   5.178% due 09/15/2042 (b)                               305,000       303,977
Specialty Underwriting & Residential Finance,
   Series 2005-BC4, Class A2A
   1.00% due 12/01/2036 (b)                                348,000       348,000
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C15, Class A4
   4.803% due 10/15/2041                                   246,000       236,605
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C21, Class A4
   5.274% due 10/17/2044 (b)                               318,000       317,543
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A3
   4.957% due 08/15/2035                                   248,000       245,189
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C8, Class A3
   4.445% due 11/15/2035                                   186,000       180,334
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C12, Class A4
   5.4105% due 07/15/2041 (b)                              128,000       128,378
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class A4
   5.083% due 03/15/2042 (b)                               356,000       350,124
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C18, Class APB
   4.807% due 04/15/2042                                   215,000       209,761
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class APB
   4.621% due 05/15/2044                                   301,000       289,190
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C20, Class B
   5.3762% due 07/15/2042 (b)                              244,000       240,857
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,968,030)                                                   $11,951,470
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
ASSET BACKED SECURITIES - 10.41%
Advanta Business Card Master Trust, Series
   2005-A4, Class A4
   4.75% due 01/20/2011                                      $128,000   $127,874
AmeriCredit Automobile Receivables Trust,
   Series 2005-CF, Class A3
   4.47% due 05/06/2010                                       318,000    316,140
AmeriCredit Automobile Receivables Trust,
   Series 2005-DA, Class A2
   4.747% due 11/06/2008                                      218,000    217,993
AmeriCredit Automobile Receivables Trust,
   Series 2003-DM, Class A4
   2.84% due 08/06/2010                                       536,000    526,115
Ameriquest Mortgage Securities Inc., Series
   2004-R12, Class A3
   4.4713% due 01/25/2035                                     407,725    408,635
Atlantic City Electric Transition Funding
   LLC, Series 2003-1, Class A1
   2.89% due 07/20/2011                                       422,960    408,581
BMW Vehicle Owner Trust, Series 2003-A,
   Class A4
   2.53% due 02/25/2008                                       681,143    674,579
Cabela's Master Credit Card Trust, Series
   2005-1A, Class A1
   4.97% due 10/15/2013                                       350,000    352,013
Capital Auto Receivables Asset Trust, Series
   2004-1, Class A3
   2.00% due 11/15/2007                                       296,222    292,313
Capital One Master Trust, Series 2001-3A,
   Class A
   5.45% due 03/16/2009                                       604,000    606,405
Capital One Multi-Asset Execution Trust,
   Series 2005-A8, Class A
   4.40% due 08/15/2011                                       641,000    634,590
Chase Manhattan Auto Owner Trust, Series
   2003-A, Class A4
   2.06% due 12/15/2009                                       629,000    611,470
Citibank Credit Card Issuance Trust, Series
   2000-A3, Class A3
   6.875% due 11/16/2009                                      103,000    106,990
Citibank Credit Card Issuance Trust, Series
   2003-A2, Class A2
   2.70% due 01/15/2008                                       589,000    587,655
Citibank Credit Card Issuance Trust, Series
   2003-A3, Class A3
   3.10% due 03/10/2010                                       222,000    213,836
Citibank Credit Card Issuance Trust, Series
   2004-A1, Class A1
   2.55% due 01/20/2009                                       577,000    562,640
Citibank Credit Card Issuance Trust, Series
   2005-B1, Class B1
   4.40% due 09/15/2010                                       256,000    251,993
Comed Transitional Funding Trust, Series
   1998-1, Class A6
   5.63% due 06/25/2009                                       194,851    196,114
Comed Transitional Funding Trust, Series
   1998-1, Class A7
   5.74% due 12/25/2010                                        62,000     63,237
Detroit Edison Securitization Funding LLC,
   Series 2001-1, Class A3
   5.875% due 03/01/2010                                     $165,168   $167,200
Encore Credit Receivables Trust, Series
   2005-3, Class 2A1
   4.3113% due 10/25/2035 (b)                                 269,863    269,864
Ford Credit Auto Owner Trust, Series 2005-A,
   Class A2
   3.08% due 07/15/2007                                       299,139    298,117
Ford Credit Auto Owner Trust, Series 2005-A,
   Class A3
   3.48% due 11/15/2008                                       144,000    142,068
Ford Credit Auto Owner Trust, Series 2005-B,
   Class A3
   4.17% due 01/15/2009                                       333,000    330,276
GS Auto Loan Trust, Series 2005-1, Class A3
   4.45% due 05/17/2010                                       245,000    243,207
Household Automotive Trust, Series 2005-3,
   Class A2
   4.70% due 01/27/2009                                       191,000    190,886
Hyundai Auto Receivables Trust, Series
   2005-A, Class A4
   4.18% due 02/15/2012                                       275,000    269,546
Illinois Power Special Purpose Trust, Series
   1998-1, Class A6
   5.54% due 06/25/2009                                       136,938    137,755
Mastr Asset Backed Securities Trust, Series
   2004-FRE1, Class A2
   4.5313% due 07/25/2034 (b)                                 341,754    342,517
Mastr Asset Backed Securities Trust, Series
   2004-OPT2, Class A2
   4.5413% due 09/25/2034 (b)                                  90,060     90,216
Mastr Asset Backed Securities Trust, Series
   2005-AB1, Class A1B
   5.141% due 10/25/2032 (b)                                  293,403    292,302
MBNA Credit Card Master Note Trust, Series
   2005-A1, Class A1
   4.20% due 09/15/2010                                       514,000    507,468
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A
   5.75% due 10/15/2008                                       413,000    415,021
Morgan Stanley ABS Capital I,
   Series 2004-WMC2, Class A2
   4.5513% due 07/25/2034 (b)                                 429,315    429,281
Nissan Auto Lease Trust, Series 2005-A,
   Class A2
   4.61% due 01/15/2008                                       191,000    190,851
Nissan Auto Receivables Owner Trust,
   Series 2005-B, Class A2
   3.75% due 09/17/2007                                       153,000    152,386
Northstar Education Finance, Inc.
   3.98% due 10/28/2045                                       207,000    206,977
Novastar Home Equity Loan,
   Series 2005-2, Class A2B
   4.3413% due 10/25/2035 (b)                                 348,000    348,020
Peco Energy Transition Trust, Series 2001 A
   6.52% due 12/31/2010                                       491,000    521,989

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
ASSET BACKED SECURITIES
(CONTINUED)
Peco Energy Transition Trust,
   Series 1999-A, Class A6
   6.05% due 03/01/2009                               $   292,195   $    294,979
PG&E Energy Recovery Funding LLC, Series
   2005-2, Class A1
   4.85% due 06/25/2011                                   484,000        484,306
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A2
   3.87% due 06/25/2011                                   205,000        201,526
SLM Student Loan Trust,
   Series 2003-11, Class A5
   2.99% due 12/15/2022                                   432,000        423,710
SLM Student Loan Trust,
   Series 2004-1, Class A2
   4.34% due 07/25/2018 (b)                               282,000        283,039
SLM Student Loan Trust,
   Series 2005-7, Class A3
   4.41% due 12/31/2010                                   219,000        217,049
SLM Student Loan Trust,
   Series 2005-8, Class A4
   4.25% due 01/25/2028                                   630,000        620,531
Structured Asset Investment Loan Trust,
   Series 2005-5, Class A2
   4.2813% due 06/25/2035 (b)                             218,183        218,179
Triad Auto Receivables Owner Trust,
   Series 2005-B, Class A3
   4.28% due 06/14/2010                                   179,000        177,213
USAA Auto Owner Trust, Series 2005-3, Class A2
   4.52% due 06/16/2008                                   184,000        183,741
Wachovia Auto Owner Trust, Series 2005-B,
   Class A2
   4.82% due 02/20/2009                                   321,000        320,991
WFS Financial Owner Trust,
   Series 2005-3, Class A4
   4.39% due 05/17/2013                                   358,000        352,959
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
(Cost $16,491,796)                                                  $ 16,483,343
                                                                    ------------

REPURCHASE AGREEMENTS - 6.58%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $10,421,550 on
   12/01/2005, collateralized by
   $10,845,000 U.S. Treasury Notes,
   3.875% due 05/15/2010 (valued at
   $10,631,961 including interest) (c)                $10,421,000   $ 10,421,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,421,000)                                                  $ 10,421,000
                                                                    ------------
TOTAL INVESTMENTS (CORE BOND FUND)
   (COST $180,276,723) - 113.75%                                    $180,188,562
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.75)%                     (21,779,231)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $158,409,331
                                                                    ============

CORE EQUITY FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 100.89%

ADVERTISING - 1.67%
WPP Group PLC                                              777,877   $ 7,679,289

BUILDING MATERIALS & CONSTRUCTION - 0.39%
Masco Corp.                                                 60,714     1,807,456

CABLE AND TELEVISION - 3.91%
DIRECTV Group, Inc. *                                      693,502     9,147,291
Time Warner, Inc.                                          491,852     8,843,499
                                                                     -----------
                                                                      17,990,790

COMPUTERS & BUSINESS EQUIPMENT - 4.84%
Cisco Systems, Inc. *                                      265,635     4,659,238
Dell, Inc. *                                               108,600     3,275,376
Hewlett-Packard Company                                     77,300     2,293,491
International Business Machines Corp.                       71,980     6,399,022
Seagate Technology, Inc. *                                 299,726     5,670,816
                                                                     -----------
                                                                      22,297,943

ELECTRICAL UTILITIES - 4.26%
The AES Corp. *                                          1,243,884    19,616,051

FINANCIAL SERVICES - 10.77%
Capital One Financial Corp.                                107,417     8,922,056
Citigroup, Inc.                                            236,935    11,503,194
Countrywide Financial Corp.                                338,602    11,786,736
JPMorgan Chase & Company                                   453,929    17,362,784
                                                                     -----------
                                                                      49,574,770

HEALTHCARE SERVICES - 11.27%
Health Net, Inc. *                                         243,544    12,428,050
McKesson Corp.                                             269,839    13,572,902
UnitedHealth Group, Inc.                                   432,546    25,892,204
                                                                     -----------
                                                                      51,893,156

HOMEBUILDERS - 4.75%
Beazer Homes USA, Inc.                                      48,308     3,380,111
Centex Corp.                                               108,810     7,817,998
Pulte Homes, Inc.                                          181,374     7,550,600
Ryland Group, Inc.                                          43,508     3,112,562
                                                                     -----------
                                                                      21,861,271

INSURANCE - 7.13%
Aetna, Inc.                                                165,201    15,279,440
MGIC Investment Corp.                                      124,399     8,098,375
St. Paul Travelers Companies, Inc.                         203,100     9,450,243
                                                                     -----------
                                                                      32,828,058

INTERNET CONTENT - 7.04%
Google, Inc., Class A *                                     50,227    20,341,433
Yahoo!, Inc. *                                             299,765    12,059,546
                                                                     -----------
                                                                      32,400,979

INTERNET RETAIL - 14.42%
Amazon.com, Inc. *                                         562,624    27,264,759
eBay, Inc. *                                               374,703    16,790,442
Expedia, Inc. *                                            448,042    11,106,961
IAC/InterActiveCorp *                                      406,600    11,226,226
                                                                     -----------
                                                                      66,388,388

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
LEISURE TIME - 2.38%
Electronic Arts, Inc. *                                   194,081   $ 10,938,405

MANUFACTURING - 5.11%
Tyco International, Ltd.                                  825,073     23,531,082

PHARMACEUTICALS - 1.06%
Pfizer, Inc.                                              229,185      4,858,722

PHOTOGRAPHY - 2.86%
Eastman Kodak Company                                     548,948     13,158,284

RETAIL GROCERY - 0.04%
Albertsons, Inc.                                            7,716        181,326

RETAIL TRADE - 4.92%
Home Depot, Inc.                                          242,341     10,125,007
Sears Holdings Corp. *                                    108,826     12,517,166
                                                                    ------------
                                                                      22,642,173
SANITARY SERVICES - 1.76%
Waste Management, Inc.                                    270,102      8,078,751

SOFTWARE - 2.12%
Computer Associates International, Inc.                    72,425      2,064,837
Intuit, Inc. *                                            143,200      7,671,224
                                                                    ------------
                                                                       9,736,061

TELEPHONE - 10.19%
Qwest Communications International, Inc. *              2,702,034     14,158,658
Sprint Corp.                                            1,308,200     32,757,328
                                                                    ------------
                                                                      46,915,986
                                                                    ------------
TOTAL COMMON STOCKS (Cost $426,006,576)                             $464,378,941
                                                                    ------------

REPURCHASE AGREEMENTS - 0.61%
   Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $2,803,148 on
   12/01/2005, collateralized by
   $2,925,000 U.S. Treasury Notes,
   4.00% due 2/15/2014 (valued at
   $2,859,188 including interest) (c)               $   2,803,000   $  2,803,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,803,000)                                                   $  2,803,000
                                                                    ------------
TOTAL INVESTMENTS (CORE EQUITY FUND)
   (COST $428,809,576) - 101.50%                                    $467,181,941
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.50)%                       (6,899,406)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $460,282,535
                                                                    ============

EMERGING GROWTH FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.62%
ADVERTISING - 2.25%
ValueClick, Inc. *                                          100,484   $1,897,138
Ventiv Health, Inc. *                                        60,851    1,500,586
                                                                      ----------
                                                                       3,397,724

AEROSPACE - 1.02%
Teledyne Technologies, Inc. *                                46,883   $1,534,949

APPAREL & TEXTILES - 2.91%
Guess, Inc. *                                                56,215    1,904,564
K-Swiss, Inc., Class A                                       29,008      905,920
Phillips Van Heusen Corp.                                    46,478    1,575,139
                                                                      ----------
                                                                       4,385,623

AUTO SERVICES - 0.63%
Copart, Inc. *                                               37,587      946,441

BANKING - 3.65%
BankAtlantic Bancorp, Inc., Class A                          90,225    1,257,737
First Community Bancorp                                      25,665    1,328,420
First Midwest Bancorp, Inc.                                  32,598    1,220,143
Republic Bancorp, Inc.                                       86,422    1,073,361
Wintrust Financial Corp.                                     11,115      624,441
                                                                      ----------
                                                                       5,504,102

BIOTECHNOLOGY - 4.70%
Applera Corp. - Celera Genomics Group *                      94,307    1,171,293
Arena Pharmaceuticals, Inc. *                                 7,880       84,946
Cephalon, Inc. *                                             19,140      973,269
Charles River Laboratories
International, Inc. *                                        23,479    1,069,703
deCODE genetics, Inc. *                                      90,616      752,113
   Intermune, Inc. *                                         53,151      768,032
Myriad Genetics, Inc. *                                      55,706    1,070,112
Neurocrine Biosciences, Inc. *                               16,165      962,141
Protein Design Labs, Inc. *                                   8,750      243,688
                                                                      ----------
                                                                       7,095,297

BUSINESS SERVICES - 3.93%
Euronet Worldwide, Inc. *                                    33,404      902,576
Labor Ready, Inc. *                                          84,491    1,865,561
Navigant Consulting Company *                                46,354      946,085
TALX Corp.                                                   32,536    1,342,110
West Corp. *                                                 21,855      866,988
                                                                      ----------
                                                                       5,923,320

CELLULAR COMMUNICATIONS - 1.77%
Leap Wireless International, Inc. *                          33,838    1,287,874
UbiquiTel, Inc. *                                           141,735    1,386,169
                                                                      ----------
                                                                       2,674,043

CHEMICALS - 0.67%
Cytec Industries, Inc.                                       22,375    1,013,364

COMMERCIAL SERVICES - 1.59%
Chemed Corp.                                                 27,297    1,383,958
TNS, Inc. *                                                  56,268    1,015,637
                                                                      ----------
                                                                       2,399,595

COMPUTERS & BUSINESS EQUIPMENT - 3.58%
Brooks Automation, Inc. *                                    49,068      631,014
FileNET Corp. *                                              55,360    1,491,398
Komag, Inc. *                                                33,621    1,174,718
MTS Systems Corp.                                            32,319    1,139,891

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Western Digital Corp. *                                      64,755   $  966,145
                                                                      ----------
                                                                       5,403,166

CONSTRUCTION MATERIALS - 1.01%
Applied Industrial Technologies, Inc.                        47,522    1,518,328

CRUDE PETROLEUM & NATURAL GAS - 0.81%
Cimarex Energy Company *                                     31,589    1,229,128

DOMESTIC OIL - 5.03%
Berry Petroleum Company, Class A                             20,190    1,151,840
Houston Exploration Company *                                21,638    1,182,733
KCS Energy, Inc. *                                           79,981    2,091,503
Oil States International, Inc. *                             48,685    1,658,211
Remington Oil Gas Corp. *                                    44,863    1,501,116
                                                                      ----------
                                                                       7,585,403

DRUGS & HEALTH CARE - 0.68%
Cell Genesys, Inc. *                                         87,169      507,323
DOV Pharmaceutical, Inc. *                                   35,520      512,909
                                                                      ----------
                                                                       1,020,232

EDUCATIONAL SERVICES - 0.61%
Education Management Corp. *                                 27,228      918,945

ELECTRICAL EQUIPMENT - 2.90%
Greatbatch, Inc. *                                           43,581    1,262,977
Watsco, Inc.                                                 19,934    1,250,858
Wesco International, Inc. *                                  44,418    1,854,452
                                                                      ----------
                                                                       4,368,287

ELECTRONICS - 2.37%
Hutchinson Technology, Inc. *                                34,820      995,504
Thomas & Betts Corp. *                                       41,751    1,671,710
Trimble Navigation, Ltd. *                                   27,764      904,551
                                                                      ----------
                                                                       3,571,765

FINANCIAL SERVICES - 0.81%
Raymond James Financial, Inc.                                33,682    1,220,636

HEALTHCARE PRODUCTS - 4.98%
Dade Behring Holdings, Inc.                                  43,476    1,777,734
DJ Orthopedics, Inc. *                                       50,037    1,559,153
Haemonetics Corp. *                                          29,716    1,519,379
LifeCell Corp. *                                             68,768    1,263,956
Respironics, Inc. *                                          36,009    1,392,828
                                                                      ----------
                                                                       7,513,050

HEALTHCARE SERVICES - 3.18%
American Retirement Corp. *                                  84,910    2,090,484
Genesis HealthCare Corp. *                                   21,257      893,857
Sierra Health Services, Inc. *                               23,132    1,809,385
                                                                      ----------
                                                                       4,793,726

HOTELS & RESTAURANTS - 1.91%
Choice Hotels, Inc.                                          50,532    1,830,774
Sonic Corp. *                                                35,418    1,048,019
                                                                      ----------
                                                                       2,878,793

HOUSEHOLD PRODUCTS - 1.08%
Central Garden & Pet Company *                               19,329   $  850,863
Tempur-Pedic International, Inc. *                           67,975      771,516
                                                                      ----------
                                                                       1,622,379

INDUSTRIAL MACHINERY - 0.59%
Ceradyne, Inc. *                                             18,985      894,004

INSURANCE - 1.85%
American Physicians Capital, Inc. *                          35,139    1,597,068
HCC Insurance Holdings, Inc.                                 38,966    1,190,411
                                                                      ----------
                                                                       2,787,479

INTERNET CONTENT - 0.96%
Jupitermedia Corp. *                                         88,748    1,452,805

INTERNET SERVICE PROVIDER - 0.78%
Avocent Corp. *                                              40,003    1,173,688

INTERNET SOFTWARE - 1.64%
Digital River, Inc. *                                        17,786      461,013
F5 Networks, Inc. *                                          21,945    1,159,355
WebEx Communications, Inc. *                                 35,635      848,469
                                                                      ----------
                                                                       2,468,837

LEISURE TIME - 2.47%
Penn National Gaming, Inc. *                                 38,773    1,286,100
SCP Pool Corp.                                               29,513    1,148,941
Shuffle Master, Inc. *                                       46,354    1,298,376
                                                                      ----------
                                                                       3,733,417

LIFE SCIENCES - 1.10%
PerkinElmer, Inc.                                            72,513    1,654,022

MEDICAL-HOSPITALS - 1.49%
Cepheid, Inc. *                                              97,586    1,072,470
Lifepoint Hospitals, Inc. *                                  30,801    1,171,978
                                                                      ----------
                                                                       2,244,448

METAL & METAL PRODUCTS - 2.50%
Commercial Metals Company                                    30,863    1,083,291
Crown Holdings, Inc. *                                       75,742    1,404,257
Matthews International Corp., Class A                        32,536    1,278,339
                                                                      ----------
                                                                       3,765,887

PETROLEUM SERVICES - 5.92%
Core Laboratories NV *                                       38,557    1,407,330
Grey Wolf, Inc. *                                           203,107    1,525,334
McDermott International, Inc. *                              62,247    2,605,659
Superior Energy Services, Inc. *                             67,204    1,463,031
W-H Energy Services, Inc. *                                  57,832    1,927,541
                                                                      ----------
                                                                       8,928,895

PHARMACEUTICALS - 1.83%
First Horizon Pharmaceutical Corp. *                         56,051      987,619
Medicis Pharmaceutical Corp., Class A                        23,814      759,905
Salix Pharmaceuticals, Ltd. *                                52,585    1,018,571
                                                                      ----------
                                                                       2,766,095

RAILROADS & EQUIPMENT - 0.51%
Genesee & Wyoming, Inc., Class A *                           23,107      776,857

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
REAL ESTATE - 1.27%
Equity Inns, Inc., REIT                                   139,363   $  1,912,060

RETAIL TRADE - 6.26%
Aaron Rents, Inc., Class B                                 25,059        520,475
BJ's Wholesale Club, Inc. *                                31,349        830,435
Coldwater Creek, Inc. *                                    45,095      1,415,983
Hibbett Sporting Goods, Inc. *                             44,588      1,335,857
Pantry, Inc. *                                             38,827      1,595,790
Payless ShoeSource, Inc. *                                 54,966      1,255,973
Stein Mart, Inc.                                           64,528      1,116,334
The Men's Wearhouse, Inc. *                                46,792      1,371,006
                                                                    ------------
                                                                       9,441,853

SEMICONDUCTORS - 6.84%
ATMI, Inc. *                                               42,605      1,218,929
Emulex Corp. *                                             79,527      1,584,973
LSI Logic Corp. *                                         153,958      1,263,995
Microsemi Corp. *                                          49,244      1,366,521
MIPS Technologies, Inc., Class A *                        102,221        604,126
MKS Instruments, Inc. *                                    63,065      1,190,037
ON Semiconductor Corp. *                                  318,589      1,847,816
Semtech Corp. *                                            34,940        695,656
Skyworks Solutions, Inc. *                                102,342        551,623
                                                                    ------------
                                                                      10,323,676

SOFTWARE - 5.47%
Advent Software, Inc. *                                    44,050      1,261,592
ANSYS, Inc. *                                              26,763      1,124,581
Hyperion Solutions Corp. *                                 19,919      1,054,711
Parametric Technology Corp. *                             228,643      1,337,562
Progress Software Corp. *                                  62,824      1,943,775
Transaction Systems
   Architects, Inc., Class A *                             52,533      1,528,710
                                                                    ------------
                                                                       8,250,931

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.67%
ADTRAN, Inc.                                               41,680      1,232,061
Arris Group, Inc. *                                        70,760        687,787
Brightpoint, Inc. *                                        39,050      1,098,867
ECI Telecom, Ltd. ADR *                                   117,394      1,010,762
                                                                    ------------
                                                                       4,029,477

TRUCKING & FREIGHT - 1.40%
Old Dominion Freight Lines, Inc. *                         30,164      1,146,533
Plains All American Pipeline, LP                           24,408        969,486
                                                                    ------------
                                                                       2,116,019
                                                                    ------------
TOTAL COMMON STOCKS (Cost $136,024,234)                             $147,238,746
                                                                    ------------

SHORT TERM INVESTMENTS - 3.76%
Federal Home Loan Mortgage Corp. Discount Notes
   zero coupon due 12/13/2005                          $2,470,000   $  2,466,760
Federal National Mortgage Association Discount Notes
   zero coupon due 12/01/2005                             220,000        220,000
United States Treasury Bill
   zero coupon due 01/26/2006                          $3,000,000   $  2,982,786
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $5,664,969)                                                   $  5,669,546
                                                                    ------------
TOTAL INVESTMENTS (EMERGING GROWTH FUND)
(COST $141,689,203) - 101.38%                                       $152,908,292
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.38)%                       (2,080,066)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $150,828,226
                                                                    ============

EMERGING SMALL COMPANY FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 98.94%

ADVERTISING - 2.01%
Marchex, Inc. *                                              28,735   $  672,399
ValueClick, Inc. *                                           22,425      423,384
                                                                      ----------
                                                                       1,095,783

AEROSPACE - 0.58%
Orbital Sciences Corp., Class A *                            26,328      317,516

AIR TRAVEL - 0.64%
Republic Airways Holdings, Inc. *                            23,951      348,008

BANKING - 3.60%
Doral Financial Corp.                                        19,201      193,930
East West Bancorp, Inc.                                       9,416      356,301
First State Bancorporation                                   16,533      409,026
Franklin Bank Corp. *                                         9,387      173,660
Greater Bay Bancorp                                           9,510      253,346
Hancock Holding Company                                       5,968      229,649
Signature Bank *                                              6,725      193,613
Westamerica Bancorporation                                    2,805      153,265
                                                                      ----------
                                                                       1,962,790

BIOTECHNOLOGY - 4.33%
Coley Pharmaceutical Group, Inc. *                           32,067      511,789
Digene Corp. *                                               13,084      358,763
Molecular Devices Corp. *                                    11,594      311,299
Nabi Biopharmaceuticals *                                     8,200       26,322
Panacos Pharmaceuticals, Inc. *                              20,201      159,790
Serologicals Corp. *                                         15,385      308,931
Telik, Inc. *                                                23,813      399,582
Trimeris, Inc. *                                             26,155      286,136
                                                                      ----------
                                                                       2,362,612

BROADCASTING - 0.53%
Entravision Communications Corp., Class A *                  38,235      286,380

BUSINESS SERVICES - 6.98%
BearingPoint, Inc. *                                         50,190      365,383
CDI Corp.                                                    20,504      579,033
Entrust Technologies, Inc. *                                 89,193      445,965
Global Cash Access, Inc. *                                   15,086      190,838
Global Payments, Inc.                                        16,218      710,024

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Jackson Hewitt Tax Service, Inc.                              9,876   $  237,419
LECG Corp. *                                                 14,723      240,574
MAXIMUS, Inc.                                                13,574      494,094
Quest Software, Inc. *                                       34,268      539,721
                                                                      ----------
                                                                       3,803,051

CHEMICALS - 3.99%
Cabot Corp.                                                  13,626      477,591
Cabot Microelectronics Corp. *                                7,776      240,512
FMC Corp. *                                                  11,670      620,494
Minerals Technologies, Inc.                                   9,194      520,564
Westlake Chemical Corp.                                      11,359      318,279
                                                                      ----------
                                                                       2,177,440

COMMERCIAL SERVICES - 0.48%
TNS, Inc. *                                                  14,347      258,963

COMPUTERS & BUSINESS EQUIPMENT - 3.68%
FileNET Corp. *                                              24,398      657,282
Henry, Jack & Associates, Inc.                               16,879      323,064
Micros Systems, Inc. *                                       10,187      492,134
National Instruments Corp.                                   20,619      532,177
                                                                      ----------
                                                                       2,004,657

CONSTRUCTION MATERIALS - 0.25%
Clarcor, Inc.                                                 4,628      137,313

CRUDE PETROLEUM & NATURAL GAS - 0.49%
Spinnaker Exploration Company *                               4,115      268,586

DOMESTIC OIL - 2.37%
Denbury Resources, Inc. *                                    25,258      571,841
Oil States International, Inc. *                             21,187      721,629
                                                                      ----------
                                                                       1,293,470

DRUGS & HEALTH CARE - 1.07%
Impax Laboratories, Inc. *                                   29,721      295,724
Parexel International Corp. *                                14,064      289,296
                                                                      ----------
                                                                         585,020

EDUCATIONAL SERVICES - 0.61%
Lincoln Educational Services Corp. *                         15,184      214,094
Strayer Education, Inc.                                       1,200      119,760
                                                                      ----------
                                                                         333,854

ELECTRICAL EQUIPMENT - 3.09%
AMETEK, Inc.                                                  6,197      264,054
Greatbatch, Inc. *                                           22,454      650,717
Sirf Technology Holdings, Inc. *                             10,200      282,744
Tektronix, Inc.                                              19,114      489,127
                                                                      ----------
                                                                       1,686,642

ELECTRONICS - 4.44%
Electro Scientific Industries, Inc. *                        20,826      523,982
FLIR Systems, Inc. *                                         34,527      853,508
Trimble Navigation, Ltd. *                                   15,879      517,338
Varian, Inc. *                                               12,470      523,241
                                                                      ----------
                                                                       2,418,069

ENERGY - 0.86%
Headwaters, Inc. *                                           13,159   $  468,855

FINANCIAL SERVICES - 3.95%
Advance America Cash Advance Centers, Inc.                   18,074      225,021
Capitalsource, Inc. *                                        26,733      638,919
Financial Federal Corp.                                      12,019      485,808
GFI Group, Inc. *                                             6,339      282,339
National Financial Partners Corp.                            10,252      521,724
                                                                      ----------
                                                                       2,153,811

GAS & PIPELINE UTILITIES - 0.32%
Bill Barrett Corp. *                                          4,510      177,018

HEALTHCARE PRODUCTS - 2.78%
American Medical Systems Holdings, Inc. *                    24,130      443,992
Merit Medical Systems, Inc. *                                22,454      287,411
STERIS Corp.                                                 14,367      360,899
Symmetry Medical, Inc. *                                      8,348      153,353
The Medicines Company *                                      14,707      268,697
                                                                      ----------
                                                                       1,514,352

HEALTHCARE SERVICES - 2.72%
Sierra Health Services, Inc. *                                8,674      678,480
Symbion, Inc. *                                              10,631      284,805
United Surgical Partners International,
   Inc. *                                                    15,004      520,789
                                                                      ----------
                                                                       1,484,074

HOTELS & RESTAURANTS - 4.18%
BJ's Restaurants, Inc. *                                      8,815      209,268
Four Seasons Hotels, Inc.                                     3,863      192,764
La Quinta Corp. *                                            51,544      564,922
Orient Express Hotels, Ltd.                                  16,731      527,361
P.F. Chang's China Bistro, Inc. *                             6,035      310,501
Panera Bread Company, Class A *                               6,963      473,484
                                                                      ----------
                                                                       2,278,300

INDUSTRIAL MACHINERY - 2.79%
Flowserve Corp. *                                            22,167      828,159
FMC Technologies, Inc. *                                      6,480      266,263
Manitowoc, Inc.                                               8,505      426,101
                                                                      ----------
                                                                       1,520,523

INSURANCE - 1.01%
Aspen Insurance Holdings, Ltd.                                4,205      105,251
EMC Insurance Group, Inc.                                     7,764      151,864
Max Re Capital, Ltd.                                         10,889      290,736
                                                                      ----------
                                                                         547,851

INTERNET CONTENT - 0.52%
RightNow Technologies, Inc. *                                15,733      284,925

INTERNET SERVICE PROVIDER - 0.93%
Avocent Corp. *                                              17,198      504,589

INTERNET SOFTWARE - 0.66%
Sapient Corp. *                                              57,444      357,302

INVESTMENT COMPANIES - 0.56%
Ares Cap Corp.                                               19,637      304,177

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
LEISURE TIME - 2.61%
Gaylord Entertainment Company *                              6,853   $   296,461
Jamdat Mobile, Inc. *                                       12,300       281,301
Penn National Gaming, Inc. *                                25,472       844,906
                                                                     -----------
                                                                       1,422,668

LIFE SCIENCES - 0.95%
Pharmaceutical Product Development, Inc. *                   8,903       518,956

MANUFACTURING - 1.18%
Coherent, Inc. *                                            11,839       373,994
Mettler-Toledo International, Inc. *                         4,709       268,790
                                                                     -----------
                                                                         642,784

MEDICAL-HOSPITALS - 2.39%
Psychiatric Solutions, Inc. *                                8,606       485,550
RehabCare Group, Inc. *                                     10,957       212,128
VCA Antech, Inc. *                                          21,582       603,433
                                                                     -----------
                                                                       1,301,111

MINING - 0.43%
Alpha Natural Resources, Inc. *                              9,690       232,754

MOBILE HOMES - 0.71%
Winnebago Industries, Inc.                                  11,506       386,717

PETROLEUM SERVICES - 3.58%
Cal Dive International, Inc. *                              16,456     1,194,870
Superior Energy Services, Inc. *                            34,859       758,881
                                                                     -----------
                                                                       1,953,751

PHARMACEUTICALS - 1.07%
Angiotech Pharmaceuticals, Inc. *                           25,910       379,322
Pharmion Corp. *                                             8,312       144,380
Taro Pharmaceutical Industries, Ltd. *                       4,391        58,356
                                                                     -----------
                                                                         582,058

REAL ESTATE - 2.70%
Innkeepers USA Trust, REIT                                  23,819       415,404
Jones Lang Lasalle, Inc.                                     9,684       484,006
MeriStar Hospitality Corp., REIT *                          58,447       572,196
                                                                     -----------
                                                                       1,471,606

RETAIL TRADE - 3.20%
Cost Plus, Inc. *                                           18,958       348,448
Hot Topic, Inc. *                                           18,318       283,929
Regis Corp.                                                  6,358       254,002
Tractor Supply Company *                                     7,933       427,271
Tuesday Morning Corp.                                       11,225       306,330
Zumiez, Inc. *                                               3,150       124,646
                                                                     -----------
                                                                       1,744,626

SANITARY SERVICES - 0.55%
Waste Connections, Inc. *                                    8,606       299,833

SEMICONDUCTORS - 9.17%
Actel Corp. *                                               25,648       373,435
Exar Corp. *                                                 6,080        75,149
FormFactor, Inc. *                                          16,422       460,801
Integrated Device Technology, Inc. *                        13,561       162,461
Microsemi Corp. *                                           21,577       598,762
Microtune, Inc. *                                           47,352   $   231,551
Power Integrations, Inc. *                                  24,169       527,126
Semtech Corp. *                                             35,251       701,847
Silicon Laboratories, Inc. *                                23,598       916,782
Varian Semiconductor Equipment Associates,
Inc. *                                                      20,329       894,883
ZILOG, Inc. *                                               20,897        55,377
                                                                     -----------
                                                                       4,998,174

SOFTWARE - 2.75%
Hyperion Solutions Corp. *                                  12,401       656,633
Micromuse, Inc. *                                           32,530       241,047
NetIQ Corp. *                                               17,509       209,232
THQ, Inc. *                                                 16,887       383,673
Ultimate Software Group, Inc. *                                600        10,326
                                                                     -----------
                                                                       1,500,911

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.76%
Arris Group, Inc. *                                         37,259       362,157
Essex Corp. *                                               24,853       473,450
Viasat, Inc. *                                              24,244       670,347
                                                                     -----------
                                                                       1,505,954

TRUCKING & FREIGHT - 4.47%
Forward Air Corp.                                           19,254       740,316
Knight Transportation, Inc.                                 19,654       632,269
Landstar Systems, Inc.                                       8,230       354,219
Oshkosh Truck Corp.                                          7,005       314,735
Wabash National Corp.                                       19,900       395,015
                                                                     -----------
                                                                       2,436,554
                                                                     -----------
TOTAL COMMON STOCKS (Cost $49,959,415)                               $53,934,388
                                                                     -----------

REPURCHASE AGREEMENTS - 2.32%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $1,263,067 on
   12/01/2005, collateralized by
   $1,295,000 U.S. Treasury Bills, zero
   coupon due 12/22/2005 (valued at
   $1,291,763, including interest) (c)                  $1,263,000   $ 1,263,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,263,000)                                                    $ 1,263,000
                                                                     -----------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY FUND)
   (COST $51,222,415) - 101.26%                                      $55,197,388
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.26)%                         (685,303)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $54,512,085
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.16%
AEROSPACE - 1.65%
Lockheed Martin Corp.                                      110,600   $ 6,702,360
Raytheon Company                                           159,500     6,127,990
                                                                     -----------
                                                                      12,830,350

ALUMINUM - 0.66%
Alcoa, Inc.                                                187,100     5,128,411

AUTO PARTS - 0.63%
Genuine Parts Company                                      109,750     4,863,023

AUTOMOBILES - 0.20%
Ford Motor Company                                         194,500     1,581,285

BANKING - 4.48%
Bank of America Corp.                                      131,146     6,018,290
Bank of Ireland - London                                   195,100     3,017,902
Fifth Third Bancorp                                        180,262     7,259,151
Mercantile Bankshares Corp.                                 50,150     2,979,411
National City Corp.                                         84,300     2,858,613
Northern Trust Corp.                                        54,900     2,892,681
SunTrust Banks, Inc.                                        81,300     5,913,762
Wells Fargo Company                                         51,200     3,217,920
Wilmington Trust Corp.                                      16,800       680,232
                                                                     -----------
                                                                      34,837,962

BIOTECHNOLOGY - 0.65%
MedImmune, Inc. *                                          139,700     5,016,627

BROADCASTING - 1.34%
Viacom, Inc., Class B                                      312,600    10,440,840

BUSINESS SERVICES - 0.35%
Cendant Corp.                                              152,000     2,701,040

CABLE AND TELEVISION - 2.53%
Comcast Corp., Class A *                                   277,061     7,314,411
EchoStar Communications Corp., Class A                      87,300     2,255,832
Time Warner, Inc. *                                        561,900    10,102,962
                                                                     -----------
                                                                      19,673,205

CELLULAR COMMUNICATIONS - 0.87%
Motorola, Inc.                                             280,800     6,764,472

CHEMICALS - 1.34%
Chemtura Corp.                                             122,424     1,475,209
E.I. Du Pont De Nemours & Company                          168,300     7,194,825
Hercules, Inc. *                                           146,700     1,725,192
                                                                     -----------
                                                                      10,395,226

COMPUTERS & BUSINESS EQUIPMENT - 2.97%
Cisco Systems, Inc. *                                      286,000     5,016,440
Hewlett-Packard Company                                    242,999     7,209,780
International Business Machines Corp.                      122,300    10,872,470
                                                                     -----------
                                                                      23,098,690

CONSTRUCTION MATERIALS - 0.54%
Vulcan Materials Company                                    63,100     4,208,770

COSMETICS & TOILETRIES - 3.25%
Avon Products, Inc.                                        209,100     5,718,885
Colgate-Palmolive Company                                  174,200     9,497,384
International Flavors & Fragrances, Inc.                   161,700     5,261,718
Kimberly-Clark Corp.                                        81,700   $ 4,818,666
                                                                     -----------
                                                                      25,296,653

CRUDE PETROLEUM & NATURAL GAS - 2.87%
Amerada Hess Corp.                                          72,700     8,907,204
ChevronTexaco Corp.                                        233,860    13,402,517
                                                                     -----------
                                                                      22,309,721

DRUGS & HEALTH CARE - 1.00%
Wyeth                                                      187,200     7,780,032

ELECTRICAL EQUIPMENT - 3.36%
Cooper Industries, Ltd., Class A                            81,200     5,906,488
General Electric Company                                   566,000    20,217,520
                                                                     -----------
                                                                      26,124,008

ELECTRICAL UTILITIES - 0.80%
FirstEnergy Corp.                                           89,175     4,187,658
Pinnacle West Capital Corp.                                 19,700       817,353
TECO Energy, Inc.                                           69,900     1,222,551
                                                                     -----------
                                                                       6,227,562

ELECTRONICS - 0.59%
Sony Corp.                                                 124,200     4,618,258

ENERGY - 2.26%
Duke Energy Corp.                                          272,100     7,308,606
Progress Energy, Inc.                                      131,600     5,893,048
Xcel Energy, Inc.                                          236,700     4,381,317
                                                                     -----------
                                                                      17,582,971

FINANCIAL SERVICES - 8.27%
Ameriprise Financial, Inc.                                  36,180     1,521,369
Charles Schwab Corp.                                       540,400     8,241,100
Citigroup, Inc.                                             96,996     4,709,156
Federal National Mortgage Association                       75,000     3,603,750
Janus Capital Group, Inc.                                  111,800     2,143,206
JPMorgan Chase & Company                                   447,914    17,132,710
Mellon Financial Corp.                                     243,000     8,174,520
Morgan Stanley                                             187,100    10,483,213
State Street Corp. (c)                                     143,900     8,301,591
                                                                     -----------
                                                                      64,310,615

FOOD & BEVERAGES - 3.58%
Campbell Soup Company                                      180,000     5,437,800
ConAgra Foods, Inc.                                         55,800     1,199,700
General Mills, Inc.                                        140,300     6,668,459
McCormick & Company, Inc.                                   96,100     3,000,242
The Coca-Cola Company                                      230,800     9,852,852
Unilever NV                                                 24,900     1,674,823
                                                                     -----------
                                                                      27,833,876

GAS & PIPELINE UTILITIES - 0.88%
NiSource, Inc.                                             318,000     6,846,540

HEALTHCARE PRODUCTS - 2.20%
Baxter International, Inc.                                 122,300     4,756,247
Boston Scientific Corp. *                                  143,800     3,807,824

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Johnson & Johnson                                          138,100   $ 8,527,675
                                                                     -----------
                                                                      17,091,746

HOTELS & RESTAURANTS - 0.57%
McDonald's Corp.                                           131,200     4,441,120

HOUSEHOLD PRODUCTS - 1.52%
Fortune Brands, Inc.                                        63,900     4,981,644
Newell Rubbermaid, Inc.                                    296,200     6,833,334
                                                                     -----------
                                                                      11,814,978

INDUSTRIAL MACHINERY - 1.74%
Deere & Company                                            131,100     9,091,785
Pall Corp.                                                 159,800     4,436,048
                                                                     -----------
                                                                      13,527,833

INSURANCE - 6.12%
American International Group, Inc.                          96,365     6,469,946
Chubb Corp.                                                 53,700     5,200,308
Lincoln National Corp.                                     122,398     6,362,248
Marsh & McLennan Companies, Inc.                           430,200    13,288,878
SAFECO Corp.                                                61,300     3,448,125
St. Paul Travelers Companies, Inc.                         154,049     7,167,900
UnumProvident Corp.                                        256,900     5,651,800
                                                                     -----------
                                                                      47,589,205

INTERNATIONAL OIL - 2.17%
Anadarko Petroleum Corp.                                    65,500     5,934,955
Royal Dutch Petroleum Company - NY Shares                  178,100    10,974,522
                                                                     -----------
                                                                      16,909,477

LEISURE TIME - 0.84%
Walt Disney Company                                        260,700     6,499,251

LIQUOR - 1.26%
Anheuser-Busch Companies, Inc.                             223,600     9,780,264

MANUFACTURING - 2.01%
Eaton Corp.                                                 46,700     2,975,724
Honeywell International, Inc.                              271,700     9,927,918
Tyco International, Ltd.                                    96,300     2,746,476
                                                                     -----------
                                                                      15,650,118

METAL & METAL PRODUCTS - 0.21%
Inco, Ltd.                                                  37,000     1,627,630

NEWSPAPERS - 1.34%
Dow Jones & Company, Inc.                                  165,100     5,631,561
Knight-Ridder, Inc.                                         79,500     4,801,800
                                                                     -----------
                                                                      10,433,361

OFFICE FURNISHINGS & SUPPLIES - 0.85%
Avery Dennison Corp.                                       112,500     6,613,875

PAPER - 1.92%
International Paper Company                                373,925    11,789,855
MeadWestvaco Corp.                                         113,200     3,168,468
                                                                     -----------
                                                                      14,958,323

PETROLEUM SERVICES - 3.25%
BP PLC, SADR                                               105,192     6,925,841
Exxon Mobil Corp.                                          241,524   $14,015,638
Schlumberger, Ltd.                                          45,100     4,317,423
                                                                     -----------
                                                                      25,258,902

PHARMACEUTICALS - 4.09%
Abbott Laboratories                                        114,500     4,317,795
Bristol-Myers Squibb Company                               301,200     6,502,908
Eli Lilly & Company                                         38,400     1,939,200
Merck & Company, Inc.                                      329,200     9,678,480
Pfizer, Inc.                                               231,000     4,897,200
Schering-Plough Corp.                                      232,900     4,499,628
                                                                     -----------
                                                                      31,835,211

PHOTOGRAPHY - 0.53%
Eastman Kodak Company                                      170,700     4,091,679

PUBLISHING - 2.08%
The New York Times Company, Class A                        300,100     8,252,750
Tribune Company                                            248,100     7,931,757
                                                                     -----------
                                                                      16,184,507

RAILROADS & EQUIPMENT - 2.12%
Norfolk Southern Corp.                                     125,400     5,547,696
Union Pacific Corp.                                        143,000    10,945,220
                                                                     -----------
                                                                      16,492,916

REAL ESTATE - 0.49%
Simon Property Group, Inc., REIT                            49,000     3,788,190

RETAIL GROCERY - 0.25%
Sysco Corp.                                                 61,000     1,971,520

RETAIL TRADE - 2.26%
Home Depot, Inc.                                           106,700     4,457,926
RadioShack Corp.                                           138,500     3,159,185
Wal-Mart Stores, Inc.                                      205,300     9,969,368
                                                                     -----------
                                                                      17,586,479

SANITARY SERVICES - 0.75%
Waste Management, Inc.                                     194,722     5,824,135

SEMICONDUCTORS - 1.95%
Analog Devices, Inc.                                       137,100     5,198,832
Intel Corp.                                                191,500     5,109,220
Texas Instruments, Inc.                                    149,700     4,862,256
                                                                     -----------
                                                                      15,170,308

SOFTWARE - 1.33%
Microsoft Corp.                                            372,800    10,330,288

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.21%
Lucent Technologies, Inc. *                                480,100     1,339,479
Nokia Oyj, SADR                                            298,600     5,100,088
Telus Corp. - Non Voting Shares                             42,700     1,635,410
Telus Corp.                                                 33,000     1,300,891
                                                                     -----------
                                                                       9,375,868

TELEPHONE - 5.27%
ALLTEL Corp.                                               124,700     8,333,701
AT&T Corp.                                                 452,773    11,278,575

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
TELEPHONE (CONTINUED)
Qwest Communications International, Inc. *              1,160,800   $  6,082,592
Sprint Corp.                                              333,300      8,345,832
Verizon Communications, Inc.                              216,252      6,915,739
                                                                    ------------
                                                                      40,956,439

TOBACCO - 0.43%
UST, Inc.                                                  86,700      3,344,886

TOYS, AMUSEMENTS & SPORTING GOODS - 0.82%
Mattel, Inc.                                              384,000      6,393,600

TRAVEL SERVICES - 0.51%
American Express Company                                   76,600      3,938,772
                                                                    ------------
TOTAL COMMON STOCKS (Cost $707,691,114)                             $739,951,018
                                                                    ------------

CORPORATE BONDS - 0.31%
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.31%
Lucent Technologies, Inc.
   8.00% due 08/01/2031                               $ 2,366,000      2,378,706
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $2,444,494)                             $  2,378,706
                                                                    ------------

SHORT TERM INVESTMENTS - 4.30%
T. Rowe Price Reserve Investment Fund                 $    13,200   $     13,200
                                                       33,468,599     33,468,599
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $33,481,799)                                                  $ 33,481,799
                                                                    ------------

REPURCHASE AGREEMENTS - 0.11%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $867,046 on
   12/01/2005, collateralized by
   $890,000 U.S. Treasury Bills, zero
   coupon due 12/22/2005 (valued at
   $887,775, including interest) (c)                  $   867,000   $    867,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $867,000)                                                     $    867,000
                                                                    ------------
TOTAL INVESTMENTS (EQUITY-INCOME FUND)
   (COST $744,484,407) - 99.88%                                     $776,678,523
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%                            935,510
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $777,614,033
                                                                    ============

FUNDAMENTAL VALUE FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 80.15%
ADVERTISING - 0.23%
WPP Group PLC-Sponsored ADR                                 28,051   $ 1,378,707

BANKING - 6.57%
Fifth Third Bancorp                                        115,929     4,668,461
Golden West Financial Corp.                                240,999    15,614,325
Lloyds TSB Group PLC-Sponsored ADR                         115,081   $ 3,755,093
Wells Fargo Company                                        232,133    14,589,559
                                                                     -----------
                                                                      38,627,438

BUSINESS SERVICES - 3.97%
Dun & Bradstreet Corp. *                                    17,095     1,111,175
H & R Block, Inc.                                          326,823     7,987,554
Iron Mountain, Inc. *                                      137,842     5,685,983
Moody's Corp.                                              141,901     8,535,345
                                                                     -----------
                                                                      23,320,057

CABLE AND TELEVISION - 2.62%
Comcast Corp.-Special Class A *                            589,957    15,362,480

COMPUTERS & BUSINESS EQUIPMENT - 1.38%
Hewlett-Packard Company                                    114,984     3,411,575
Lexmark International, Inc. *                               98,757     4,702,809
                                                                     -----------
                                                                       8,114,384

CONSTRUCTION MATERIALS - 1.39%
Martin Marietta Materials, Inc.                             57,879     4,347,292
Vulcan Materials Company                                    57,470     3,833,249
                                                                     -----------
                                                                       8,180,541

CONTAINERS & GLASS - 1.78%
Sealed Air Corp. *                                         201,904    10,440,456

COSMETICS & TOILETRIES - 0.80%
Avon Products, Inc.                                        171,912     4,701,793

CRUDE PETROLEUM & NATURAL GAS - 6.94%
Devon Energy Corp.                                         233,209    14,039,182
EOG Resources, Inc.                                        197,588    14,176,939
Occidental Petroleum Corp.                                 158,091    12,536,616
                                                                     -----------
                                                                      40,752,737

FINANCIAL SERVICES - 8.16%
Ameriprise Financial, Inc.                                 145,513     6,118,822
Citigroup, Inc.                                            295,319    14,337,737
HSBC Holdings PLC                                          360,658     5,784,180
JPMorgan Chase & Company                                   422,582    16,163,762
Morgan Stanley                                              64,975     3,640,549
State Street Corp. (c)                                      20,775     1,198,510
Takefuji Corp.                                               9,880       668,711
                                                                     -----------
                                                                      47,912,271

FOOD & BEVERAGES - 1.87%
Diageo PLC-Sponsored ADR                                   112,481     6,540,770
Hershey Foods Corp.                                         81,883     4,439,696
                                                                     -----------
                                                                      10,980,466

HEALTHCARE SERVICES - 3.12%
Cardinal Health, Inc.                                      100,952     6,455,880
HCA, Inc.                                                  232,851    11,873,073
                                                                     -----------
                                                                      18,328,953

HOLDINGS COMPANIES/CONGLOMERATES - 4.38%
Berkshire Hathaway, Inc., Class A *                            232    20,738,480
China Merchants Holdings International Company, Ltd. *     441,253       927,474

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
HOLDINGS COMPANIES/CONGLOMERATES
(CONTINUED)
Loews Corp.                                                42,137   $  4,069,592
                                                                    ------------
                                                                      25,735,546

HOUSEHOLD PRODUCTS - 0.17%
Hunter Douglas NV                                          18,840      1,001,334

INDUSTRIALS - 0.23%
Cosco Pacific, Ltd.                                       825,415      1,378,379

INSURANCE - 7.00%
American International Group, Inc.                        283,343     19,023,649
Aon Corp.                                                  92,108      3,353,652
Chubb Corp.                                                17,852      1,728,788
Markel Corp. *                                              1,247        395,611
Marsh & McLennan Companies, Inc.                          144,348      4,458,910
Principal Financial Group, Inc.                            41,142      2,084,665
Progressive Corp.                                          52,199      6,419,955
Sun Life Financial, Inc.                                   25,071        996,322
Transatlantic Holdings, Inc.                               38,412      2,686,919
                                                                    ------------
                                                                      41,148,471

INTERNATIONAL OIL - 2.65%
ConocoPhillips                                            257,250     15,566,197

INTERNET RETAIL - 0.41%
Expedia, Inc. *                                            45,477      1,127,375
IAC/InterActiveCorp *                                      45,477      1,255,620
                                                                    ------------
                                                                       2,382,995

LIQUOR - 0.69%
Heineken NV                                               138,125      4,058,208

MANUFACTURING - 4.35%
Tyco International, Ltd.                                  896,588     25,570,690

PETROLEUM SERVICES - 0.80%
Transocean, Inc. *                                         73,775      4,709,796

PHARMACEUTICALS - 1.28%
Caremark Rx, Inc. *                                       146,571      7,532,284

PUBLISHING - 1.29%
Gannett Company, Inc.                                      30,318      1,868,195
Lagardere S.C.A                                            80,087      5,684,242
                                                                    ------------
                                                                       7,552,437

REAL ESTATE - 1.43%
CenterPoint Properties Corp., REIT                        184,098      8,411,438

RETAIL TRADE - 2.61%
Costco Wholesale Corp.                                    158,048      7,899,239
Wal-Mart Stores, Inc.                                     153,495      7,453,717
                                                                    ------------
                                                                      15,352,956

SOFTWARE - 1.37%
Microsoft Corp.                                           290,726      8,056,017

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.16%
Nokia Oyj, SADR                                            82,486      1,408,861
NTL, Inc. *                                                19,890      1,158,195
SK Telecom Company, Ltd., ADR                              96,239      2,033,530
Telewest Global, Inc. *                                    99,966   $  2,228,242
                                                                    ------------
                                                                       6,828,828

TOBACCO - 4.86%
Altria Group, Inc.                                        392,203     28,548,456

TRANSPORTATION - 1.52%
Harley-Davidson, Inc.                                     165,232      8,899,395

TRAVEL SERVICES - 4.79%
American Express Company                                  547,665     28,160,934

TRUCKING & FREIGHT - 0.33%
Kuehne & Nagel International AG                             2,350        629,991
United Parcel Service, Inc., Class B                       16,442      1,280,832
                                                                    ------------
                                                                       1,910,823
                                                                    ------------
TOTAL COMMON STOCKS (Cost $450,331,245)                             $470,905,467
                                                                    ------------

SHORT TERM INVESTMENTS - 20.80%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 12/01/2005                         $94,702,000   $ 94,702,000
Total SA
   4.03% due 12/01/2005                                27,500,000     27,500,000
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $122,202,000)                                                 $122,202,000
                                                                    ------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE FUND)
   (COST $572,533,245) - 100.95%                                    $593,107,467
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.95)%                       (5,595,137)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $587,512,330
                                                                    ============

GLOBAL BOND FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. TREASURY OBLIGATIONS - 2.72%
U.S. TREASURY BONDS - 1.51%
   7.875% due 02/15/2021 ***                            $5,500,000   $ 7,319,295

U.S. TREASURY NOTES - 1.21%
   4.25% due 08/15/2013 to 11/15/2014 ***                6,000,000     5,886,330
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $13,198,661)                                                $13,205,625
                                                                     -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.61%

OTHER COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.21%
   4.526% due 02/25/2045 (b)***                            998,694     1,022,017
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $32,283,085)                                                $32,051,411
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   --------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.57%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 32.57%
   4.5438% due 03/25/2044 (b)***                     $  1,212,513   $  1,212,177
   5.50% due 04/01/2034 to 11/01/2035 ***              48,181,096     47,552,470
   5.50% TBA **                                       110,900,000    109,201,899
                                                                    ------------
                                                                     157,966,546
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $157,647,270)                                              $157,966,546
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 29.43%

FRANCE - 3.69%
Republic of France
   5.50% due 04/25/2010                            EUR 13,800,000     17,883,513

GERMANY - 15.84%
Federal Republic of Germany
   4.25% due 01/04/2014 ***                             4,800,000      6,015,727
   5.00% due 01/04/2012 ***                             5,100,000      6,606,882
   5.25% due 07/04/2010 ***                            13,400,000     17,246,471
   5.50% due 01/04/2031                                18,200,000     27,329,376
   6.50% due 07/04/2027 ***                            11,900,000     19,650,371
                                                                    ------------
                                                                      76,848,827

NETHERLANDS - 0.80%
Kingdom of Netherlands
   3.75% due 07/15/2014 ***                             3,200,000      3,882,126

UNITED KINGDOM - 9.10%
United Kingdom Treasury
   4.75% due 06/07/2010                            GBP 25,000,000     44,153,155
                                                                    ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $145,636,086)                                                 $142,767,621
                                                                    ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.61%

IRELAND - 0.41%
Paris Residential Funding PLC, Series 1X,
   Class A
   2.51% due 07/25/2011 (b)***                     EUR  1,693,043      1,999,293

NETHERLANDS - 1.60%
Atomium Mortgage Finance BV, Series 2003-I,
   Class A
   2.314% due 07/01/2034 (b)***                         1,512,645      1,787,333
Delphinus BV, Seires 2003-I, Class A1
   2.41% due 04/25/2093 (b)***                          1,000,000      1,186,074
Delphinus BV, Series 2001-II, Class A1
  2.74% due 11/28/2031 (b)***                           2,000,000      2,376,158
Dutch Mortgage Portfolio Loans, B.V,
   2.60% due 11/20/2035 (b)***                          2,016,993      2,392,304
                                                                    ------------
                                                                       7,741,869

UNITED STATES - 4.39%
American Home Mortgage Investment Trust,
   Series 2004-3, Class 5A
   4.29% due 10/25/2034 (b)***                       $  1,178,969      1,152,818
Banc of America Mortgage Securities, Series
   2004-4, Class 1A9
   5.00% due 05/25/2034 ***                             2,329,781      2,284,946
Countrywide Home Loans, Series 2004-12,
   Class 14A2
   4.4713% due 08/25/2034 (b)***                     $    781,704   $    781,642
Countrywide Home Loans, Series 2004-25,
   Class 1A1
   4.5213% due 02/25/2035 (b)***                        1,060,176      1,060,485
Countrywide Home Loans, Series 2004-25,
   Class 2A1
   4.5313% due 02/25/2035 (b)***                        1,129,928      1,128,542
Countrywide Home Loans, Series 2005-HYB9,
   Class 3A2A
   5.25% due 02/20/2036 ***                             1,100,000      1,096,906
Countrywide Home Loans, Series 2005-HYB9,
   Class 5A1
   5.31% due 11/20/2025 ***                             1,100,000      1,096,906
First NLC Financial Services, Inc.
   4.30% due 12/25/2035 ***                               950,000        950,000
First Republic Mortgage Loan Trust, Series
   2001-FRB1, Class A
   4.47% due 11/15/2031 (b)***                          1,064,322      1,067,165
GMAC Mortgage Corp Loan Trust, Series
   2004-J4, Class A1
   5.50% due 09/25/2034 ***                             1,504,179      1,488,850
GS Mortgage Securities Corp., Series 2003-1,
   Class A2
   4.8913% due 01/25/2032 (b)***                        1,224,403      1,238,776
Mellon Residential Funding Corp., Series
   2000-TBC3, Class A1
   4.56% due 12/15/2030 (b)***                            887,093        887,429
Sequoia Mortgage Trust, Series 5, Class A
   4.5094% due 10/19/2026 (b)***                          834,370        834,290
Washington Mutual Mortgage Securities Corp.,
   Series 2003-R1, Class A1
   4.4613% due 12/25/2027 (b)***                        1,974,048      1,972,466
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR2, Class 2A1A
   4.5038% due 01/25/2045 (b)***                        1,345,139      1,345,274
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR6, Class 2A1A
   4.4213% due 04/25/2045 (b)***                        2,307,359      2,307,359
Washington Mutual, Inc., Series 2005-AR13,
   Class A1A1
   4.4813% due 10/25/2045 (b)                             594,378        594,378
                                                                    ------------
                                                                      21,288,232
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,283,085)                                                  $ 32,051,411
                                                                    ------------
ASSET BACKED SECURITIES - 3.17%

UNITED STATES - 3.17%
AAA Trust, Series 2005-2, Class A1
   4.2913% due 11/26/2035 (b)***                        3,540,520      3,541,079
Argent Securities, Inc., Series 2005-W4,
   Class A2A
   4.305% due 12/25/2035 (b)***                         3,500,000      3,500,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
ASSET BACKED SECURITIES
(CONTINUED)
UNITED STATES (CONTINUED)
Bank One Issuance Trust, Series 2003-A2,
   Class A2
   4.165% due 10/15/2008 (b)***                      $  3,800,000   $  3,800,263
Carrington Mortgage Loan Trust, Series
   2005-NC3, Class A1A
   4.2713% due 06/25/2035 (b)***                        1,740,579      1,740,447
Countrywide Asset-Back Certificates
   5.25% due 11/30/2035                                 1,100,000      1,096,906
Countrywide Asset-Backed Certificates, Series
   2005-4, Class 3AV1
   4.2713% due 10/25/2035 (b)***                        1,714,486      1,714,589
                                                                    ------------
                                                                      15,393,284
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
(Cost $15,392,089)                                                  $ 15,393,284
                                                                    ------------

OPTIONS - 0.27%
UNITED STATES - 0.27%
Chicago Board of Trade American Purchase Put
   United States Treasury Bonds Futures
   Expiration 02/24/2006 at $100.00 ***                   109,000          2,058
Chicago Mercantile Exchange American Purchase
   Put on Eurodollar
   Expiration 09/18/2006 at $92.75 ***                    812,500          2,031
Over The Counter European Style Call
   Expiration 08/08/2006 at $4.75 ***                 143,300,000      1,287,551
Over The Counter European Style Put
   Expiration 01/05/2006 at $92.50 ***                 89,000,000              0
                                                                       1,291,640
                                                                    ------------
TOTAL OPTIONS (Cost $600,238)                                       $  1,291,640
                                                                    ------------

SHORT TERM INVESTMENTS - 67.65%
ANZ Delaware, Inc.
   4.065% due 01/19/2006 ***                         $  5,100,000   $  5,071,782
ASB Bank, Ltd.
   4.07% due 01/17/2006 ***                             5,100,000      5,072,901
   4.185% due 02/07/2006 ***                            4,000,000      3,968,380
Barclays U.S. Funding LLC
   4.17% due 02/24/2006 ***                               700,000        693,108
   4.20% due 02/27/2006 ***                               200,000        197,947
   4.205% due 02/07/2006 ***                           12,800,000     12,698,332
BNP Paribas SA
   4.305% due 02/14/2006                               13,000,000     12,885,302
   4.305% due 02/28/2006 ***                            1,600,000      1,582,971
CBA (Delaware) Finance, Inc.
   4.15% due 01/31/2006 ***                             5,100,000      5,064,137
Danske Corp.
   3.98% due 12/21/2005 ***                             5,100,000      5,088,723
Dexia Delware LLC
   4.16% due 02/02/2006 ***                            13,000,000     12,905,360
DnB NORBank Asa
   4.19% due 02/03/2006                                13,000,000     12,903,742
   4.19% due 02/08/2006 ***                             1,100,000      1,091,166
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 02/28/2006                        $  9,600,000   $  9,499,727
   zero coupon due 12/13/2005 to
      02/28/2006 ***                                   39,200,000     38,921,353
Federal National Mortgage Association
   Discount Notes
   zero coupon due 12/01/2005 to
      03/01/2006 ***                                   26,500,000     26,360,245
General Electric Capital Corp.
   4.17% due 02/01/2006 ***                            12,900,000     12,807,357
HBOS Treasury Services PLC
   4.175% due 02/07/2006 ***                           13,000,000     12,897,481
ING (U.S.) Funding LLC
   4.01% due 12/02/2005 ***                               800,000        799,911
Ixis Corp.
   4.17% due 02/06/2006 ***                            13,000,000     12,899,109
   4.195% due 02/09/2006 ***                            1,100,000      1,091,027
National Australia Funding-Delaware
   4.00% due 12/01/2005 ***                            13,000,000     13,000,000
Nordea North America, Inc.
   4.075% due 01/20/2006 ***                              800,000        795,472
Rabobank USA Financial Corp.
   4.02% due 12/01/2005 ***                            13,200,000     13,200,000
San Paolo US Financial Company
   4.22% due 02/10/2006 ***                            13,000,000     12,891,804
Skandinaviska Enskilda Banken AB
   4.07% due 01/19/2006 ***                             5,100,000      5,071,747
   4.16% due 02/01/2006 ***                             9,100,000      9,034,804
Societe Generale North America, Inc.
   4.11% due 02/21/2006 ***                             5,100,000      5,052,256
Spintab SwedMortgage AB
   4.30% due 02/01/2006                                 1,300,000      1,290,664
   4.30% due 02/24/2006 ***                               400,000        395,939
Svenska Handelsbanken
   4.065% due 01/20/2006 ***                            5,100,000      5,071,206
   4.16% due 02/02/2006 ***                             9,100,000      9,033,752
Swedbank, Inc.
   4.17% due 02/03/2006 ***                            12,900,000     12,804,368
Total SA
   4.03% due 12/01/2005 ***                             9,900,000      9,900,000
Toyota Motor Credit Corp.
   4.01% due 12/01/2005 ***                             5,100,000      5,100,000
UBS Finance Delaware, Inc.
   4.02% due 12/01/2005 ***                               400,000        400,000
   4.11% due 02/22/2006 ***                             5,100,000      5,051,673
   4.155% due 02/28/2006 ***                              600,000        593,837
   4.22% due 03/02/2006 ***                             8,500,000      8,409,329
United States Treasury Bills
   zero coupon due 12/15/2005 *** ****                  2,040,000      2,037,018
Westpac Banking Corp.
   4.055% due 01/17/2006 ***                            4,100,000      4,078,294
   4.18% due 02/07/2006 ***                             8,000,000      7,937,494
   4.19% due 02/07/2006 ***                             2,000,000      1,984,171
   4.30% due 02/21/2006 ***                               500,000        495,103
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $328,128,244)                                                 $328,128,992
                                                                    ------------


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
REPURCHASE AGREEMENTS - 0.92%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $4,488,237 on
   12/01/2005, collateralized by
   $4,650,000 U.S. Treasury Notes,
   4.25% due 11/15/2013 (valued at
   $4,580,250 including
   interest) (c)***                                  $ 4,488,000   $   4,488,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,488,000)                                                  $   4,488,000
                                                                   -------------

TOTAL INVESTMENTS (GLOBAL BOND FUND)
   (COST $697,373,673) - 143.34%                                   $ 695,293,119
LIABILITIES IN EXCESS OF OTHER ASSETS - (43.34)%                    (210,237,565)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 485,055,554
                                                                   =============

HIGH YIELD FUND

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                   ---------------   -----------
COMMON STOCKS - 0.87%
BROADCASTING - 0.20%
Liberty Global, Inc., Class A *                             62,079   $ 1,384,982
Liberty Global, Inc., Series C *                            62,079     1,289,381
                                                                     -----------
                                                                       2,674,363

CELLULAR COMMUNICATIONS - 0.31%
American Tower Corp., Class A *                            148,992     4,065,992

INTERNET CONTENT - 0.00%
Globix Corp. *                                              15,039        26,168

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.36%
NTL, Inc. *                                                 42,175     2,455,850
Song Networks Holding AB *                                   4,951             0
Telewest Global, Inc. *                                    105,478     2,351,105
                                                                     -----------
                                                                       4,806,955

TELEPHONE - 0.00%
XO Communications, Inc. *                                      821         1,634
                                                                     -----------
TOTAL COMMON STOCKS (Cost $11,429,907)                               $11,575,112
                                                                     -----------

PREFERRED STOCKS - 0.49%
AUTO PARTS - 0.02%
Delphi Trust I *                                            54,282       298,551

BROADCASTING - 0.08%
Spanish Broadcasting System, Series B *                      1,000     1,070,000

CELLULAR COMMUNICATIONS - 0.39%
Alamosa Holdings, Inc. *                                     3,730     5,166,982

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
McLeodUSA, Inc., Class A *                                   2,985           299
                                                                     -----------
TOTAL PREFERRED STOCKS (Cost $5,606,808)                             $ 6,535,832
                                                                     -----------
WARRANTS - 0.03%
CELLULAR COMMUNICATIONS - 0.02%
American Tower Escrow Corp.
   (Expiration date 08/01/2008; strike
    price 0.01)                                                537   $   205,806

GOVERNMENT OF MEXICO - 0.01%
United Mexican States
   (Expiration Date 10/10/2006; strike
   price $25.00)                                            22,500        56,250
   (Expiration date 09/01/2006; strike
   price $35.00)                                            17,000        59,500
   (Expiration date 11/09/2006; strike
   price $22.50)                                            28,000        63,000
                                                                     -----------
                                                                         178,750

REPUBLIC OF ARGENTINA - 0.00%
Republic of Argentina
   (Expiration date 12/15/2035; strike
   price 0.00)                                          12,240,356             0
                                                                     -----------
TOTAL WARRANTS (Cost $355,910)                                       $   384,556
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 10.22%
ARGENTINA - 0.34%
Republic of Argentina
   1.33 due 12/31/2038                               $     575,000       184,575
   4.005% due 08/03/2012 (b)                             1,984,238     1,559,611
   4.50% due 12/15/2035 (b)                                575,000        25,875
   5.83% due 12/31/2033                            ARS   4,315,975     1,679,326
   7.00% due 03/18/2049                            EUR5,000,000,00       920,966
   8.00% due 10/30/2009                                175,000,000        30,337
   8.50% due 02/23/2049                                    425,000        78,780
   9.00% due 05/26/2009                                    100,000        34,636
   9.25% due 10/21/2049                                    225,000        77,858
                                                                     -----------
                                                                       4,591,964

BRAZIL - 2.59%
Federative Republic of Brazil
   5.1875% due 04/15/2009 (b)                         $  1,507,692     1,496,384
   5.1875% due 04/15/2009 (b)                            3,402,000     3,367,980
   5.25% due 04/15/2009 (b)                              1,853,100     1,836,626
   5.25% due 04/15/2012 (b)                              4,453,729     4,381,579
   8.00% due 01/15/2018                                 10,235,000    10,746,750
   8.25% due 01/20/2034                                  5,850,000     5,832,450
   8.75% due 02/04/2025                                    625,000       651,250
   10.50% due 07/14/2014                                   225,000       268,425
   11.00% due 08/17/2040                                 2,700,000     3,326,400
   12.25% due 03/06/2030                                 1,875,000     2,568,750
                                                                     -----------
                                                                      34,476,594

BULGARIA - 0.15%
Republic of Bulgaria
   8.25% due 01/15/2015                                  1,675,000     2,007,488

CHINA - 0.04%
Peoples Republic of China
   4.75% due 10/29/2013                                    525,000       512,549

COLOMBIA - 0.50%
Republic of Colombia
   8.125% due 05/21/2024                                   500,000       526,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
COLOMBIA (CONTINUED)
Republic of Colombia (continued)
   10.375% due 01/28/2033                            $  2,030,000   $  2,606,520
   10.50% due 07/09/2010                                  575,000        676,775
   10.75% due 01/15/2013                                1,700,000      2,096,100
   11.75% due 02/25/2020                                  575,000        788,900
                                                                    ------------
                                                                       6,694,795

COSTA RICA - 0.02%
Republic of Costa Rica
   6.548% due 03/20/2014                                   25,000         24,687
   8.05% due 01/31/2013                                   175,000        187,250
                                                                    ------------
                                                                         211,937

ECUADOR - 0.14%
Republic of Ecuador
   zero coupon, Step up to 10% on
   08/15/2006 due 08/15/2030 (b)                        1,975,000      1,812,063

EL SALVADOR - 0.08%
Republic of El Salvador
   7.75% due 01/24/2023                                 1,000,000      1,088,750

MEXICO - 1.99%
Government of Mexico
   5.875% due 01/15/2014                                4,900,000      5,037,200
   6.375% due 01/16/2013                                6,500,000      6,864,000
   6.625% due 03/03/2015                                2,975,000      3,213,000
   8.00% due 09/24/2022                                 6,250,000      7,640,625
   8.125% due 12/30/2019                                  800,000        980,000
   8.30% due 08/15/2031                                   525,000        668,063
   8.375% due 01/14/2011                                  500,000        570,500
  10.375% due 02/17/2009                                1,075,000      1,242,700
  11.375% due 09/15/2016                                  225,000        330,187
                                                                    ------------
                                                                      26,546,275

PANAMA - 0.27%
Republic of Panama
   9.375% due 04/01/2029                                2,825,000      3,474,750
   9.625% due 02/08/2011                                  150,000        175,125
                                                                    ------------
                                                                       3,649,875

PERU - 0.49%
Republic of Peru
   5 due 03/07/2017 (b)                                 3,300,500      3,217,988
   7.35% due 07/21/2025                                   103,000        105,884
   8.75% due 11/21/2033                                 2,250,000      2,621,250
   9.125% due 02/21/2012                                  300,000        349,500
   9.875% due 02/06/2015                                  225,000        277,875
                                                                    ------------
                                                                       6,572,497

PHILIPPINES - 0.53%
Republic of Philippines
   5.44% due 06/01/2008 (b)                                50,000         47,536
   8.25% due 01/15/2014                                   700,000        738,500
   9.375% due 01/18/2017                                  300,000        337,875
   9.50% due 02/02/2030                                 1,900,000      2,137,500
   10.625% due 03/16/2025                               3,050,000      3,732,437
                                                                    ------------
                                                                       6,993,848

POLAND - 0.11%
Republic of Poland
   5.25% due 01/15/2014                              $  1,475,000   $  1,486,800

RUSSIA - 1.35%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                 9,925,000     11,117,985
   8.25% due 03/31/2010                                 1,445,000      1,539,503
   11.00% due 07/24/2018                                2,150,000      3,171,250
   12.75% due 06/24/2028                                1,155,000      2,103,255
                                                                    ------------
                                                                      17,931,993

SOUTH AFRICA - 0.14%
Republic of South Africa
   6.50% due 06/02/2014                                 1,075,000      1,159,656
   9.125% due 05/19/2009                                  675,000        757,688
                                                                    ------------
                                                                       1,917,344

TURKEY - 0.74%
Republic of Turkey
   7.00% due 06/05/2020                                 1,750,000      1,729,000
   7.25% due 03/15/2015                                 1,850,000      1,921,688
   7.375% due 02/05/2025                                  125,000        125,156
   11.00% due 01/14/2013                                  300,000        378,375
   11.75% due 06/15/2010                                  450,000        551,250
   11.875% due 01/15/2030                               3,475,000      5,169,062
                                                                    ------------
                                                                       9,874,531

UKRAINE - 0.11%
Republic of Ukraine
   7.65% due 06/11/2013                                 1,306,000      1,416,749

URUGUAY - 0.07%
Republic of Uruguay
   7.25% due 02/15/2011                                   650,000        659,750
   7.50% due 03/15/2015                                   325,000        321,750
                                                                    ------------
                                                                         981,500

VENEZUELA - 0.56%
Republic of Venezuela
   5.375% due 08/07/2010                                  375,000        357,000
   6.75% due 03/31/2020                                   250,000        250,250
   7.65% due 04/21/2025                                 3,375,000      3,312,562
   10.75% due 09/19/2013                                3,000,000      3,600,000
                                                                    ------------
                                                                       7,519,812
                                                                    ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $134,502,993)                                              $136,287,364
                                                                    ------------

CORPORATE BONDS - 80.00%
ADVERTISING - 0.78%
Lamar Media Corp.
   6.625% due 08/15/2015                                3,375,000      3,383,437
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                               2,300,000      2,604,750
Vertis, Inc.
   9.75% due 04/01/2009                                 4,225,000      4,341,188
                                                                    ------------
                                                                      10,329,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
AEROSPACE - 1.12%
Alliant Techsystems, Inc.
   8.50% due 05/15/2011                                $ 1,850,000   $ 1,942,500
Argo Tech Corp.
   9.25% due 06/01/2011                                  1,625,000     1,669,687
DRS Technologies, Inc.
   6.875% due 11/01/2013                                 4,925,000     4,678,750
Sequa Corp.
   9.00% due 08/01/2009                                  2,800,000     2,940,000
Sequa Corp., Series B
   8.875% due 04/01/2008                                 3,575,000     3,718,000
                                                                     -----------
                                                                      14,948,937

AGRICULTURE - 0.52%
Case New Holland, Inc.
   9.25% due 08/01/2011                                  1,825,000     1,934,500
Hines Nurseries, Inc.
   10.25% due 10/01/2011                                   450,000       441,000
UAP Holding Corp.
  zero coupon, Step up to 10.75% on
     01/15/2008 due 07/15/2012                           4,575,000     3,934,500
United Agri Products, Inc.
  8.25 due 12/15/2011                                      525,000       551,250
                                                                     -----------
                                                                       6,861,250

AIR TRAVEL - 0.16%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                   620,945       587,585
   6.80% due 07/02/2007                                    767,917       723,237
   8.00% due 12/15/2005                                    850,000       851,063
                                                                     -----------
                                                                       2,161,885

ALUMINUM - 0.29%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                                3,575,000     3,910,156

AMUSEMENT & THEME PARKS - 0.32%
Six Flags, Inc.
   9.625% due 06/01/2014                                 3,325,000     3,266,813
   9.75% due 04/15/2013                                  1,000,000       987,500
                                                                     -----------
                                                                       4,254,313

APPAREL & TEXTILES - 1.19%
Collins & Aikman Floorcoverings, Inc
   9.75% due 02/15/2010                                  3,225,000     2,967,000
Levi Strauss & Company
   7.73% due 04/01/2012                                  1,075,000     1,088,437
   9.75% due 01/15/2015                                  3,650,000     3,777,750
   12.25% due 12/15/2012                                 2,550,000     2,849,625
Oxford Industries, Inc.
   8.875% due 06/01/2011                                 1,925,000     1,963,500
Quiksilver, Inc.
   6.875% due 04/15/2015                                 1,968,000     1,859,760
Tommy Hilfiger USA, Inc.
   6.85% due 06/01/2008                                  1,300,000     1,290,250
                                                                     -----------
                                                                      15,796,322

AUTO PARTS - 1.11%
CSK Auto, Inc.
   7.00% due 01/15/2014                                  3,825,000     3,576,375
Dura Operating Corp., Series B
   8.625% due 04/15/2012                               $    75,000   $    62,250
Keystone Automotive Operations
   9.75% due 11/01/2013                                  3,400,000     3,179,000
Rexnord Corp.
   10.125% due 12/15/2012                                  750,000       810,000
Tenneco Automotive, Inc.
   8.625% due 11/15/2014                                 3,300,000     3,081,375
   10.25% due 07/15/2013                                 1,100,000     1,201,750
TRW Automotive, Inc.
   9.375% due 02/15/2013                                 2,575,000     2,774,562
   11.00% due 02/15/2013                                   125,000       139,688
                                                                     -----------
                                                                      14,825,000

AUTOMOBILES - 2.90%
Ford Motor Company
   6.625% due 10/01/2028                                 1,050,000       698,250
   7.45% due 07/16/2031                                 33,275,000    23,458,875
   8.90% due 01/15/2032                                  1,425,000     1,065,187
General Motors Corp.
   8.25% due 07/15/2023                                  2,425,000     1,618,688
   8.375% due 07/15/2033                                17,475,000    11,795,625
                                                                     -----------
                                                                      38,636,625

BROADCASTING - 2.78%
CanWest Media, Inc.
   8.00% due 09/15/2012                                  4,854,009     4,975,359
Charter Communications Holdings
   zero coupon, Step up to 11.75% on
      05/15/2006 due 05/15/2014                          5,900,000     3,569,500
   zero coupon, Step up to 12.125% on
      01/15/2007 due 01/15/2015                            525,000       270,375
   9.92% due 04/01/2014                                    175,000       107,625
   11.00% due 10/01/2015                                13,975,000    11,983,563
Charter Communications Operating LLC
   8.00% due 04/30/2012                                     75,000        74,625
   8.375% due 04/30/2014                                 1,525,000     1,517,375
Corus Entertainment, Inc.
   8.75% due 03/01/2012                                     75,000        79,500
CSC Holdings, Inc.
   7.00% due 04/15/2012                                  2,550,000     2,422,500
   7.25% due 07/15/2008                                    550,000       550,000
   7.625% due 07/15/2018                                   300,000       285,000
   10.50% due 05/15/2016                                 1,950,000     2,081,625
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                                   700,000       696,500
   8.125% due 07/15/2009                                    50,000        50,625
Emmis Communications Corp.
   10.3663% due 06/15/2012 (b)                           2,475,000     2,478,094
Liberty Media Corp.
   5.70% due 05/15/2013                                     50,000        45,604
   7.875% due 07/15/2009                                    25,000        26,189
   8.25% due 02/01/2030                                     25,000        23,742
Radio One, Inc.
   6.375% due 02/15/2013                                   700,000       675,500
   8.875% due 07/01/2011                                   900,000       948,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
BROADCASTING (CONTINUED)
Salem Communications Holding Corp.
   9.00% due 07/01/2011                                $   350,000   $   369,250
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                 4,125,000     3,877,500
                                                                     -----------
                                                                      37,108,426

BUILDING MATERIALS & CONSTRUCTION - 0.17%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/01/2009 due 03/01/2014                          2,525,000     1,073,125
Brand Services, Inc.
   12.00% due 10/15/2012                                 1,175,000     1,233,750
                                                                     -----------
                                                                       2,306,875

BUSINESS SERVICES - 2.73%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                  375,000       353,721
Bear Creek Corp.
   9.00% due 03/01/2013                                  2,100,000     2,068,500
Buhrmann US, Inc.
   7.875% due 03/01/2015                                 2,625,000     2,592,188
Cardtronics, Inc.
   9.25% due 08/15/2013                                    575,000       566,375
CB Richard Ellis Services, Inc.
   11.25% due 06/15/2011                                   500,000       540,000
Conveo Corp.
   7.875% due 12/01/2013                                 3,325,000     3,192,000
DI Finance/ DynCorp International
   9.50% due 02/15/2013                                  5,100,000     5,316,750
Interep National Radio Sales, Inc., Series B,
   Class A
   10.00% due 07/01/2008                                 1,475,000     1,181,844
Invensys PLC
   9.875% due 03/15/2011                                 3,600,000     3,528,000
Iron Mountain, Inc.
   6.625% due 01/01/2016                                   100,000        93,000
   7.75% due 01/15/2015                                  7,350,000     7,423,500
   8.625% due 04/01/2013                                 2,275,000     2,377,375
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                 1,600,000     1,656,000
Universal Compression, Inc.
   7.25% due 05/15/2010                                    775,000       782,750
Xerox Capital Trust I
   8.00% due 02/01/2027                                  4,465,000     4,576,625
Xerox Corp.
   7.20% due 04/01/2016                                     50,000        52,625
   9.75% due 01/15/2009                                    100,000       110,750
                                                                     -----------
                                                                      36,412,003

CABLE AND TELEVISION - 3.18%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                 2,700,000     2,443,500
Cablevision Systems Corp., Series B
   8.7163% due 04/01/2009 (b)                            3,825,000     3,901,500
CCO Holdings LLC
   8.75% due 11/15/2013                                    575,000       552,000
DirecTV Holdings LLC
   6.375% due 06/15/2015                                 7,850,000     7,702,812
   8.375% due 03/15/2013                               $ 1,625,000   $ 1,763,125
Echostar DBS Corp.
   6.375% due 10/01/2011                                   100,000        96,750
   6.625% due 10/01/2014                                 7,100,000     6,851,500
Insight Communications, Inc.
   zero coupon, Step up to 12.25% on
      02/15/2006 due 02/15/2011                            100,000       104,125
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                  2,625,000     2,861,250
Mediacom Broadband LLC
   8.50% due 10/15/2015                                    375,000       350,625
   11.00% due 07/15/2013                                 1,575,000     1,693,125
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                  2,925,000     2,873,812
Rainbow National Services LLC
   10.375% due 09/01/2014                                3,000,000     3,270,000
Renaissance Media Group, LLC
   10.00% due 04/15/2008                                    50,000        50,000
Rogers Cable, Inc.
   6.25% due 06/15/2013                                    225,000       219,938
   8.75% due 05/01/2032                                    750,000       847,500
Shaw Communications, Inc.
   8.25% due 04/11/2010                                     25,000        26,750
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                  4,700,000     4,841,000
   8.75% due 12/15/2011                                    550,000       580,938
Videotron Ltee
   6.375% due 12/15/2015                                 1,375,000     1,362,969
Young Broadcasting, Inc.
   8.75% due 01/15/2014                                     50,000        43,875
                                                                     -----------
                                                                      42,437,094

CELLULAR COMMUNICATIONS - 3.22%
Alamosa Delaware, Inc.
   zero coupon, Step up to 12.00% on
      07/31/2006 due 07/31/2009                          1,400,000     1,536,500
   8.50% due 01/31/2012                                    450,000       490,500
   11.00% due 07/31/2010                                 1,575,000     1,787,625
American Tower Corp.
   5.00% due 02/15/2010                                    600,000       597,000
   7.25% due 12/01/2011                                     75,000        78,187
   7.50% due 05/01/2012                                  3,400,000     3,544,500
American Tower Escrow Corp.
   zero coupon due 08/01/2008                              525,000       405,562
Centennial Cellular Operating Company, LLC
   10.75% due 12/15/2008                                   125,000       127,500
Centennial Communications Corp.
   8.125% due 02/01/2014                                 1,525,000     1,578,375
   10.125% due 06/15/2013                                3,950,000     4,404,250
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                   600,000       636,000
Nextel Communications, Inc.
   6.875% due 10/31/2013                                   900,000       936,131
   7.375% due 08/01/2015                                13,500,000    14,210,235
   9.50% due 02/01/2011                                    250,000       263,428

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
Rogers Wireless, Inc.
   7.50% due 03/15/2015                                 $2,725,000   $ 2,915,750
   9.625% due 05/01/2011                                   100,000       114,625
SBA Communications Corp.
   8.50% due 12/01/2012                                  1,600,000     1,776,000
SBA Telecommunication /
SBA Communications Corp.
   zero coupon, Step up to 9.75% on
   12/15/2007 due 12/15/2011                             2,475,000     2,264,625
UbiquiTel Operating Company
   9.875% due 03/01/2011                                 4,025,000     4,452,656
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                   700,000       792,750
                                                                     -----------
                                                                      42,912,199

CHEMICALS - 3.87%
Airgas, Inc.
   9.125% due 10/01/2011                                 1,075,000     1,139,500
Equistar Chemicals LP
   10.125% due 09/01/2008                                  500,000       543,125
   10.625% due 05/01/2011                                3,300,000     3,638,250
Ethyl Corp.
   8.875% due 05/01/2010                                 3,325,000     3,466,312
FMC Corp.
   7.00% due 05/15/2008                                    575,000       596,058
   7.75% due 07/01/2011                                  1,225,000     1,320,042
Hercules, Inc.
   6.75% due 10/15/2029                                  2,775,000     2,688,281
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                                 3,325,000     3,798,812
Huntsman ICI Chemicals
   10.125% due 07/01/2009                                2,275,000     2,343,250
   10.125% due 07/01/2009                             EUR  125,000       152,533
Huntsman International LLC
   7.375% due 01/01/2015                                $1,325,000     1,280,281
   9.875% due 03/01/2009                                 1,050,000     1,103,812
IMC Global, Inc.
   7.30% due 01/15/2028                                     25,000        24,969
   10.875% due 08/01/2013                                  875,000     1,010,625
Innophos, Inc.
   8.875% due 08/15/2014                                 3,475,000     3,492,375
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                                 2,075,000     2,209,875
ISP Holdings, Inc., Series B
   10.625% due 12/15/2009                                1,050,000     1,099,875
JohnsonDiversey, Inc., Series B
   9.625% due 05/15/2012                                    25,000        25,000
Lyondell Chemical Company
   9.50% due 12/15/2008                                  1,425,000     1,492,687
   11.125% due 07/15/2012                                  375,000       421,875
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                   425,000       445,187
Methanex Corp.
   8.75% due 08/15/2012                                  1,200,000     1,326,000
Millennium America, Inc.
   9.25% due 06/15/2008                                  4,325,000     4,671,000
Nalco Company
   7.75% due 11/15/2011                                 $   50,000   $    51,375
   8.875% due 11/15/2013                                 1,100,000     1,141,250
Nova Chemicals Corp
   6.50% due 01/15/2012                                  1,075,000     1,050,813
OM Group, Inc.
   9.25% due 12/15/2011                                  1,550,000     1,519,000
PQ Corp.
   7.50% due 02/15/2013                                  1,200,000     1,104,000
Rhodia SA
   7.625% due 06/01/2010                                   725,000       726,813
   8.875% due 06/01/2011                                 4,150,000     4,212,250
   10.25% due 06/01/2010                                   875,000       960,313
Westlake Chemical Corp.
   8.75% due 07/15/2011                                  2,425,000     2,576,563
                                                                     -----------
                                                                      51,632,101

COAL - 0.00%
Massey Energy Company
   6.95% due 03/01/2007                                     25,000        25,250

COMPUTERS & BUSINESS EQUIPMENT - 0.36%
Seagate Technology Holdings
   8.00% due 05/15/2009                                  3,825,000     4,001,906
Unisys Corp.
   8.00% due 10/15/2012                                    875,000       791,875
                                                                     -----------
                                                                       4,793,781

CONSTRUCTION & MINING EQUIPMENT - 0.25%
Terex Corp
   7.375% due 01/15/2014                                 1,100,000     1,097,250
Terex Corp.
   10.375% due 04/01/2011                                2,100,000     2,236,500
                                                                     -----------
                                                                       3,333,750

CONSTRUCTION MATERIALS - 0.36%
Nortek, Inc.
   8.50% due 09/01/2014                                  2,575,000     2,472,000
Texas Industries, Inc.
   7.25% due 07/15/2013                                  2,175,000     2,251,125
                                                                     -----------
                                                                       4,723,125

CONTAINERS & GLASS - 2.11%
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                    100,000        99,500
   9.50% due 08/15/2013                                  3,450,000     3,260,250
Owens-Brockway Glass Container
   6.75% due 12/01/2014                                  1,053,000     1,005,615
Owens-Brockway Glass Container, Inc.
   7.75% due 05/15/2011                                  3,350,000     3,484,000
   8.25% due 05/15/2013                                    550,000       567,875
   8.75% due 11/15/2012                                    250,000       270,000
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                                    200,000       202,000
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010                                    850,000       852,125
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                                 6,250,000     6,812,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
CONTAINERS & GLASS (CONTINUED)
Pliant Corp.
   11.125% due 09/01/2009 @                             $  750,000   $   648,750
   11.625% due 06/15/2009 @                                925,000     1,022,125
   12.75% due 06/15/2010 @                               1,000,000       190,000
Pliant Corp., Series *
   13.00% due 06/01/2010 @                                 125,000        23,750
Radnor Holdings Corp.
   11.00% due 03/15/2010                                 2,350,000     1,927,000
Stone Container Corp.
   8.375% due 07/01/2012                                 3,675,000     3,583,125
   9.75% due 02/01/2011                                  1,925,000     1,949,062
Stone Container Finance
   7.375% due 07/15/2014                                    25,000        22,813
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010                                 2,650,000     1,550,250
Tekni-Plex, Inc.
   8.75% due 11/15/2013                                    725,000       652,500
                                                                     -----------
                                                                      28,123,240

CORRECTIONAL FACILITIES - 0.42%
Corrections Corporation of America
   6.25% due 03/15/2013                                  5,575,000     5,561,062

COSMETICS & TOILETRIES - 0.76%
Del Laboratories, Inc.
   8.00% due 02/01/2012                                  2,125,000     1,689,375
   9.23% due 11/01/2011 (b)                              1,625,000     1,633,125
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                                 1,800,000     1,966,500
Playtex Products, Inc.
   9.375% due 06/01/2011                                 4,600,000     4,847,250
                                                                     -----------
                                                                      10,136,250

CRUDE PETROLEUM & NATURAL GAS - 0.82%
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                  3,225,000     3,087,938
   6.625% due 01/15/2016                                 1,375,000     1,361,250
   6.875% due 01/15/2016                                 1,400,000     1,407,000
   7.00% due 08/15/2014                                    425,000       439,875
Kerr-McGee Corp.
   6.875% due 09/15/2011                                 1,200,000     1,285,124
   7.00% due 11/01/2011                                     75,000        75,000
Plains Exploration & Production Company
   8.75% due 07/01/2012                                  1,500,000     1,608,750
Pogo Producing Company
   6.875% due 10/01/2017                                 1,725,000     1,681,875
                                                                     -----------
                                                                      10,946,812

DOMESTIC OIL - 1.53%
Amerada Hess Corp.
   7.30% due 08/15/2031                                     50,000        57,017
Exco Resources, Inc.
   7.25% due 01/15/2011                                  5,650,000     5,720,625
Forest Oil Corp.
   8.00% due 06/15/2008                                    550,000       576,125
   8.00% due 12/15/2011                                  2,800,000     3,080,000
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                  4,800,000     5,196,000
Stone Energy Corp.
   6.75% due 12/15/2014                                 $   75,000   $    69,937
   8.25% due 12/15/2011                                    725,000       748,562
Swift Energy Company
   7.625% due 07/15/2011                                 1,550,000     1,573,250
   9.375% due 05/01/2012                                 3,175,000     3,405,188
                                                                     -----------
                                                                      20,426,704

DRUGS & HEALTH CARE - 1.04%
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                                  1,125,000       967,500
Rite Aid Corp.
   6.125% due 12/15/2008                                 1,600,000     1,496,000
   7.125% due 01/15/2007                                   525,000       523,688
   7.50% due 01/15/2015                                    625,000       578,125
   8.125% due 05/01/2010                                 2,375,000     2,375,000
   9.50% due 02/15/2011                                     75,000        77,625
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014                                  4,525,000     4,196,937
Warner Chilcott Corp.
   8.75% due 02/01/2015                                  3,550,000     3,230,500
WH Holdings/WH Capital Corp.
   9.50% due 04/01/2011                                    425,000       456,875
                                                                     -----------
                                                                      13,902,250

ELECTRICAL UTILITIES - 3.95%
AES Corp.
   7.75% due 03/01/2014                                  2,750,000     2,853,125
   8.75% due 06/15/2008                                    850,000       888,250
   8.75% due 05/15/2013                                    100,000       108,750
   8.875% due 02/15/2011                                 1,675,000     1,804,812
   9.00% due 05/15/2015                                    125,000       136,719
   9.375% due 09/15/2010                                 3,375,000     3,670,312
   9.50% due 06/01/2009                                  1,175,000     1,266,062
Allegheny Energy Supply Company, LLC
   8.25 due 04/15/2012                                   1,950,000     2,193,750
Avista Corp.
   9.75% due 06/01/2008                                     25,000        27,344
Calpine Corp.
   8.50% due 07/15/2010                                  2,950,000     2,223,563
   8.75% due 07/15/2013                                  1,850,000     1,387,500
Calpine Generating Company LLC
   13.2163% due 04/01/2011 (b)                           2,225,000     2,130,438
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                    50,000        56,918
CMS Energy Corp.
   8.50% due 04/15/2011                                     50,000        53,875
Edison Mission Energy
   7.73% due 06/15/2009                                  2,700,000     2,787,750
   9.875% due 04/15/2011                                 3,729,000     4,339,624
   10.00% due 08/15/2008                                 2,024,000     2,211,220
FirstEnergy Corp.
   7.375% due 11/15/2031                                    25,000        28,758
Mirant Americas Generation LLC
   7.625% due 05/01/2006 @                                 800,000       968,000
   8.30% due 05/01/2011 @                                6,204,000     7,708,470

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Mirant Americas Generation LLC (continued)
   8.50% due 10/01/2021 @                              $   407,000   $   500,610
   9.125% due 05/01/2031 @                               3,400,000     4,428,500
Nevada Power Company
   5.875% due 01/15/2015                                    25,000        24,630
   9.00% due 08/15/2013                                     25,000        27,540
Reliant Resources, Inc.
   9.25% due 07/15/2010                                  2,425,000     2,464,406
   9.50% due 07/15/2013                                  5,800,000     5,916,000
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                                 2,150,000     2,300,500
TXU Corp., Series P
   5.55% due 11/15/2014                                     50,000        47,046
TXU Corp., Series Q
   6.50% due 11/15/2024                                     50,000        46,790
TXU Corp., Series R
   6.55% due 11/15/2034                                     25,000        23,170
                                                                     -----------
                                                                      52,624,432

ELECTRONICS - 0.57%
L-3 Communications Corp.
   6.125% due 07/15/2013                                    25,000        24,437
   7.625% due 06/15/2012                                 2,575,000     2,703,750
Motors & Gears, Inc., Series D
   10.75% due 11/15/2006                                 1,650,000     1,559,250
Muzak, LLC
   10.00% due 02/15/2009                                 2,950,000     2,559,125
Muzak, LLC/Muzak Finance Corp.
   9.875% due 03/15/2009                                 1,250,000       676,563
Sanmina-SCI Corp.
   10.375% due 01/15/2010                                  100,000       109,250
                                                                     -----------
                                                                       7,632,375

ENERGY - 1.01%
Chesapeake Energy Corp.
   7.50% due 06/15/2014                                  5,125,000     5,406,875
El Paso Energy
   7.375% due 12/15/2012                                   225,000       222,750
Inergy, LP/Inergy Finance Corp.
   6.875% due 12/15/2014                                 1,425,000     1,328,812
NRG Energy, Inc.
   8.00% due 12/15/2013                                  5,825,000     6,392,938
Peabody Energy Corp.
   6.875% due 03/15/2013                                    50,000        51,625
Reliant Energy, Inc.
   6.75% due 12/15/2014                                     50,000        43,750
TECO Energy, Inc.
   7.20% due 05/01/2011                                     50,000        52,625
                                                                     -----------
                                                                      13,499,375

FINANCIAL SERVICES - 6.44%
Arch Western Finance LLC
   6.75% due 07/01/2013                                     75,000        75,750
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                 3,850,000     4,268,687
Borden U.S. Finance Corp./Nova Scotia Finance ULC
   9.00% due 07/15/2014                                  3,900,000     3,851,250
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                $   675,000   $   735,750
CCM Merger, Inc.
   8.00% due 08/01/2013                                  2,750,000     2,660,625
Dana Credit Corp.
   8.375% due 08/15/2007                                   925,000       881,062
Ford Motor Credit Company
   6.625% due 06/16/2008                                11,325,000    10,560,121
   7.875% due 06/15/2010                                   925,000       866,912
General Motors Acceptance Corp.
   6.75% due 12/01/2014                                  1,025,000       929,947
   8.00% due 11/01/2031                                 23,750,000    23,289,962
Global Cash Access LLC
   8.75% due 03/15/2012                                  4,250,000     4,510,313
IOWA Select Farms, LP
   6.50% due 12/01/2012                                  1,550,000     1,550,000
iPCS, Inc.
   11.50% due 05/01/2012                                 1,275,000     1,469,438
JSG Funding PLC
   10.125% due 10/01/2012 EUR                              475,000       596,427
MDP Acquistions MDPAC, JSG Funding SPA
   9.625% due 10/01/2012                               $ 2,925,000     2,895,750
Nell AF SARL
   8.375% due 08/15/2015                                 2,925,000     2,866,500
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on 04/01/2008 due
      04/01/2013                                         1,525,000     1,115,156
Nexstar Finance, Inc.
   7.00% due 01/15/2014                                    300,000       268,500
Rainbow National Services LLC
   8.75% due 09/01/2012                                  1,375,000     1,450,625
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                                 2,050,000     1,814,250
TRAINS HY-2005-1
   7.651% due 06/15/2015 (b)                            16,676,049    16,988,725
Ucar Finance, Inc.
   10.25% due 02/15/2012                                   600,000       633,000
Yell Finance BV
   zero coupon, Step up to 13.50% on 08/01/2006 due
      08/01/2011                                         1,500,000     1,537,500
                                                                     -----------
                                                                      85,816,250

FOOD & BEVERAGES - 1.30%
Ahold Finance USA, Inc.
   6.875% due 05/01/2029                                    25,000        23,500
   8.25% due 07/15/2010                                  1,400,000     1,515,500
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                                  1,188,052     1,277,156
Ahold Lease USA, Inc., Series A-2
   8.62% due 01/02/2025                                    250,000       278,750
Constellation Brands, Inc.
   8.125% due 01/15/2012                                    75,000        78,000
Del Monte Corp.
   8.625% due 12/15/2012                                   600,000       630,000
Doane Pet Care Company
   10.625% due 11/15/2015                                1,400,000     1,422,750
   10.75% due 03/01/2010                                 1,100,000     1,190,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
Dole Food, Inc.
   7.25% due 06/15/2010                                 $3,175,000   $ 3,111,500
   8.625% due 05/01/2009                                 1,700,000     1,746,750
   8.75% due 07/15/2013                                    425,000       442,000
   8.875% due 03/15/2011                                   575,000       590,813
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                                  4,100,000     3,956,500
Swift & Company
   10.125% due 10/01/2009                                1,050,000     1,105,125
                                                                     -----------
                                                                      17,369,094

FURNITURE & FIXTURES - 0.53%
Norcraft Companies LP
   9.00% due 11/01/2011                                  2,025,000     2,075,625
Norcraft Holdings LP
   zero coupon, Step up to 9.75% on 09/01/2008 due
      09/01/2012                                           250,000       175,000
Sealy Mattress Company
   8.25% due 06/15/2014                                  4,775,000     4,870,500
                                                                     -----------
                                                                       7,121,125

GAS & PIPELINE UTILITIES - 3.44%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011                                   925,000       899,562
   7.625% due 10/15/2026                                 2,700,000     2,403,000
   9.875% due 07/15/2010                                 3,350,000     3,659,875
   10.125% due 07/15/2013                                2,000,000     2,240,000
El Paso Corp.
   7.75% due 01/15/2032                                  3,725,000     3,669,125
   7.80% due 08/01/2031                                  5,825,000     5,723,062
   7.875% due 06/15/2012                                 5,675,000     5,745,937
El Paso Natural Gas Company, Series A
   7.625% due 08/01/2010                                    25,000        26,014
El Paso Production Holding Company
   7.75% due 06/01/2013                                    125,000       128,125
Holly Energy Partners LP
   6.25% due 03/01/2015                                  3,225,000     3,128,250
Northwest Pipeline Corp.
   8.125% due 03/01/2010                                    75,000        79,594
Targa Resources, Inc.
8.50% due 11/01/2013                                     4,175,000     4,268,938
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                                   150,000       171,000
Williams Companies, Inc.
   7.125% due 09/01/2011                                    50,000        51,625
   7.625% due 07/15/2019                                 3,050,000     3,187,250
   7.875% due 09/01/2021                                 4,500,000     4,747,500
   8.125% due 03/15/2012                                   125,000       134,688
   8.75% due 03/15/2032                                  4,975,000     5,646,625
                                                                     -----------
                                                                      45,910,170

HEALTHCARE PRODUCTS - 0.40%
Accellent, Inc.
   10.50% due 12/01/2013                                 3,800,000     3,838,000
Icon Health & Fitness
   11.25% due 04/01/2012                                   475,000       400,187
Riddell Bell Holdings, Inc.
   8.375% due 10/01/2012                                $  525,000   $   490,875
Sybron Dental Specialties, Inc.
   8.125% due 06/15/2012                                   575,000       603,750
                                                                     -----------
                                                                       5,332,812

HEALTHCARE SERVICES - 2.02%
Ameripath, Inc.
   10.50% due 04/01/2013                                 4,100,000     4,284,500
DaVita, Inc.
   7.25% due 03/15/2015                                  3,950,000     4,033,937
Extendicare Health Services, Inc.
   6.875% due 05/01/2014                                 3,200,000     3,072,000
   9.50% due 07/01/2010                                  1,575,000     1,669,500
Insight Health Services Corp.
   9.1744% due 11/01/2011 (b)                              625,000       609,375
   9.875% due 11/01/2011                                 1,850,000     1,470,750
National Mentor, Inc.
   9.625% due 12/01/2012                                 1,975,000     2,034,250
Psychiatric Solutions, Inc.
   7.75% due 07/15/2015                                  2,400,000     2,484,000
   10.625% due 06/15/2013                                1,275,000     1,447,125
Tenet Healthcare Corp.
   9.25% due 02/01/2015                                    575,000       563,500
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                  2,850,000     3,006,750
Vanguard Health Holding Company, Inc. LLC
   zero coupon, Step up to 11.25% on 10/01/2009 due
      10/01/2015                                         3,175,000     2,270,125
                                                                     -----------
                                                                      26,945,812

HOMEBUILDERS - 0.02%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011                                    50,000        52,000
D. R. Horton, Inc.
   5.625% due 01/15/2016                                    50,000        47,151
KB Home
   8.625% due 12/15/2008                                    25,000        26,430
Meritage Homes Corp.
   7.00% due 05/01/2014                                     25,000        23,375
Ryland Group, Inc.
   9.125% due 06/15/2011                                    25,000        26,506
Schuler Homes, Inc.
   10.50% due 07/15/2011                                    25,000        26,937
Standard Pacific Corp.
   6.50% due 10/01/2008                                     50,000        49,625
Toll Brothers, Inc.
   8.25% due 02/01/2011                                     25,000        26,063
                                                                     -----------
                                                                         278,087

HOTELS & RESTAURANTS - 2.92%
Ameristar Casinos, Inc.
   10.75% due 02/15/2009                                 2,775,000     2,948,437
Buffets, Inc.
   11.25% due 07/15/2010                                   625,000       634,375
Carrols Corp.
   9.00% due 01/15/2013                                    700,000       679,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
Chumash Casino & Resort Enterprise
   9.26% due 07/15/2010                                 $  925,000   $   982,813
Friendly Ice Cream Corp.
   8.375% due 06/15/2012                                 1,650,000     1,485,000
Gaylord Entertainment Company
   6.75% due 11/15/2014                                  3,800,000     3,667,000
Hilton Hotels Corp.
   7.625% due 12/01/2012                                 5,350,000     5,702,233
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                                   250,000       253,750
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010                                 2,725,000     2,834,000
Kerzner International Ltd.
   6.75% due 10/01/2015                                  4,625,000     4,474,688
MGM Mirage, Inc.
   9.75% due 06/01/2007                                  1,500,000     1,578,750
Park Place Entertainment Corp.
   7.875% due 03/15/2010                                   525,000       563,719
   8.125% due 05/15/2011                                 2,250,000     2,469,375
   8.875% due 09/15/2008                                 2,525,000     2,727,000
   9.375% due 02/15/2007                                   700,000       731,500
Sbarro, Inc.
   11.00% due 09/15/2009                                 2,825,000     2,796,750
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                   175,000       179,594
   7.875% due 05/01/2012                                 1,625,000     1,779,375
Turning Stone Casino Resort
   9.125% due 12/15/2010                                 2,125,000     2,202,031
Vicorp Restaurants, Inc.
   10.50% due 04/15/2011                                   300,000       277,500
                                                                     -----------
                                                                      38,966,890

HOUSEHOLD APPLIANCES - 0.04%
Applica, Inc.
   10.00% due 07/31/2008                                   535,000       514,938

HOUSEHOLD PRODUCTS - 0.40%
Resolution Performance Products, Inc.
   9.50% due 04/15/2010                                  1,125,000     1,136,250
   13.50% due 11/15/2010                                 3,450,000     3,644,063
Simmons Bedding Company
   zero coupon, Step up to 10.00% on 12/15/2009 due
      12/15/2014                                           225,000       117,000
   7.875% due 01/15/2014                                   400,000       362,000
                                                                     -----------
                                                                       5,259,313

INDUSTRIAL MACHINERY - 0.35%
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                                 2,575,000     2,632,937
Grant Prideco, Inc.
   6.125% due 08/15/2015                                 1,250,000     1,237,500
NMHG Holding Company
   10.00% due 05/15/2009                                   700,000       745,500
                                                                     -----------
                                                                       4,615,937

INDUSTRIALS - 0.44%
NGC Corp.
   7.125% due 05/15/2018                                 6,650,000     5,901,875

INTERNATIONAL OIL - 0.42%
Newfield Exploration Company
   6.625% due 09/01/2014                                $   25,000   $    25,250
   8.375% due 08/15/2012                                    25,000        26,688
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                   250,000       287,500
Pogo Producing Company
   8.25% due 04/15/2011                                    925,000       966,625
Vintage Petroleum, Inc.
   7.875% due 05/15/2011                                 3,325,000     3,474,625
   8.25% due 05/01/2012                                    700,000       754,250
                                                                     -----------
                                                                       5,534,938

INTERNET CONTENT - 0.00%
PSINet, Inc.
   11.00% due 08/01/2009 @                                 193,874           121
PSINet, Inc., Series B
   10.00% due 02/15/2005 @                                 496,034           310
                                                                     -----------
                                                                             431

LEISURE TIME - 4.63%
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                    25,000        25,937
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                   625,000       625,000
Boyd Gaming Corp.
   6.75% due 04/15/2014                                  3,850,000     3,821,125
   7.75% due 12/15/2012                                     25,000        26,188
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                  2,475,000     2,628,794
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                    675,000       681,750
Cinemark, Inc.
   zero coupon, Step up to 9.75% on 03/15/2009 due
      03/15/2014                                         7,350,000     5,420,625
Equinox Holdings, Inc.
   9.00% due 12/15/2009                                     75,000        77,062
Herbst Gaming, Inc.
   7.00% due 11/15/2014                                  3,750,000     3,693,750
   8.125% due 06/01/2012                                   800,000       828,000
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                                  3,925,000     3,826,875
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                 4,050,000     3,898,125
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                                    400,000       400,500
Mandalay Resort Group
   9.375% due 02/15/2010                                   125,000       136,875
MGM Mirage, Inc.
   5.875% due 02/27/2014                                 1,100,000     1,042,250
   6.625% due 07/15/2015                                 1,550,000     1,530,625
   6.75% due 09/01/2012                                  4,100,000     4,130,750
   7.25% due 08/01/2017                                    825,000       841,500
   8.375% due 02/01/2011                                 2,800,000     2,975,000
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                                 2,625,000     2,638,125
   7.125% due 08/15/2014                                 3,300,000     3,366,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
LEISURE TIME (CONTINUED)
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                 $5,200,000   $ 5,031,000
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                  2,550,000     2,601,000
   8.75% due 10/01/2013                                  2,400,000     2,532,000
Seneca Gaming Corp.
   7.25% due 05/01/2012                                  1,825,000     1,850,094
Station Casinos, Inc.
   6.50% due 02/01/2014                                    500,000       502,500
   6.875% due 03/01/2016                                 6,450,000     6,546,750
                                                                     -----------
                                                                      61,678,200

MANUFACTURING - 0.54%
Blount, Inc.
   8.875% due 08/01/2012                                   350,000       363,125
KI Holdings, Inc.
   zero coupon, Step up to 9.875% on 11/15/2009 due
      11/15/2014                                           725,000       471,250
Koppers, Inc.
   9.875% due 10/15/2013                                 3,750,000     4,068,750
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                                 1,750,000     1,557,500
Trinity Industries, Inc.
   6.50% due 03/15/2014                                    800,000       784,000
                                                                     -----------
                                                                       7,244,625

MEDICAL-HOSPITALS - 2.30%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                  2,400,000     2,526,000
HCA, Inc.
   5.50% due 12/01/2009                                     25,000        24,256
   6.30% due 10/01/2012                                    150,000       149,017
   6.375% due 01/15/2015                                 3,875,000     3,850,138
   7.05% due 12/01/2027                                  2,350,000     2,200,549
   7.50% due 12/15/2023                                  3,050,000     3,064,283
   7.69% due 06/15/2025                                    925,000       937,894
   8.36% due 04/15/2024                                    150,000       159,592
   8.75% due 09/01/2010                                    600,000       658,913
IASIS Healthcare LLC
   8.75% due 06/15/2014                                  5,500,000     5,775,000
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                  2,200,000     1,985,500
   6.875% due 11/15/2031                                 1,400,000     1,120,000
   7.375% due 02/01/2013                                 5,125,000     4,663,750
   9.875% due 07/01/2014                                   200,000       200,500
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                     75,000        75,938
   7.00% due 11/15/2013                                  3,250,000     3,250,000
                                                                     -----------
                                                                      30,641,330

METAL & METAL PRODUCTS - 0.87%
CODELCO, Inc.
   5.50% due 10/15/2013                                    975,000       988,467
Mueller Group, Inc.
   10.00% due 05/01/2012                                 2,350,000     2,479,250
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on 04/15/2009 due
      04/15/2014                                        $1,525,000   $ 1,147,563
Novelis, Inc.
   7.25% due 02/15/2015                                  6,025,000     5,633,375
Wolverine Tube, Inc.
   7.375% due 08/01/2008                                 1,600,000     1,296,000
                                                                     -----------
                                                                      11,544,655

MINING - 0.06%
Compass Minerals Group, Inc.
   10.00% due 08/15/2011                                   700,000       756,000
OFFICE FURNISHINGS & SUPPLIES - 0.52%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                  2,100,000     2,005,500
Interface, Inc.
   9.50% due 02/01/2014                                  3,075,000     3,059,625
   10.375% due 02/01/2010                                1,075,000     1,155,625
Tempur-Pedic/Tempur Products
   10.25% due 08/15/2010                                   600,000       645,750
                                                                     -----------
                                                                       6,866,500

PAPER - 2.23%
Abitibi-Consolidated, Inc.
   7.50% due 04/01/2028                                     25,000        20,625
   7.75% due 06/15/2011                                  1,150,000     1,104,000
   8.375% due 04/01/2015                                   480,000       464,400
   8.55% due 08/01/2010                                    450,000       460,125
   8.85% due 08/01/2030                                  4,070,000     3,581,600
Appleton Papers, Inc.
   8.125% due 06/15/2011                                 1,525,000     1,464,000
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                                  2,700,000     2,531,250
Boise Cascade LLC
   7.125% due 10/15/2014                                 3,825,000     3,442,500
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                     75,000        73,875
Bowater, Inc.
   6.50% due 06/15/2013                                  1,275,000     1,157,062
   9.50% due 10/15/2012                                  1,725,000     1,776,750
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                  1,200,000     1,140,000
   8.50% due 10/01/2013                                    975,000       979,875
   9.25% due 09/15/2008                                  1,400,000     1,400,000
Domtar, Inc.
   7.125% due 08/15/2015                                   775,000       685,875
Georgia-Pacific Corp.
   8.875% due 02/01/2010                                   100,000       112,500
   9.375% due 02/01/2013                                   125,000       140,156
Jefferson Smurfit Corp.
   8.25% due 10/01/2012                                  3,350,000     3,249,500
Newark Group, Inc.
   9.75% due 03/15/2014                                  2,150,000     1,870,500
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                   600,000       543,000
   8.625% due 06/15/2011                                 2,975,000     2,908,063

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
PAPER (CONTINUED)
   Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                 $  750,000   $   656,250
                                                                     -----------
                                                                      29,761,906

PETROLEUM SERVICES - 0.68%
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                  5,150,000     5,227,250
Hanover Compressor Company
   zero coupon due 03/31/2007                              675,000       600,750
   8.625% due 12/15/2010                                 1,150,000     1,210,375
   9.00% due 06/01/2014                                  1,225,000     1,329,125
Hanover Equipment Trust
   8.75% due 09/01/2011                                    525,000       553,875
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                                     25,000        26,408
   9.50% due 02/01/2013                                     50,000        55,874
Pride International, Inc.
   7.375% due 07/15/2014                                    75,000        80,812
                                                                     -----------
                                                                       9,084,469

PHARMACEUTICALS - 0.09%
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                                  1,175,000     1,148,563

PLASTICS - 0.26%
Berry Plastics Corp.
   10.75% due 07/15/2012                                 3,325,000     3,491,250

PUBLISHING - 1.67%
Cadmus Communications Corp.
   8.375% due 06/15/2014                                 1,850,000     1,896,250
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
   9.25% due 07/15/2012                                  2,625,000     2,592,187
CBD Media, Inc.
   8.625% due 06/01/2011                                 1,750,000     1,785,000
Dex Media East LLC
   9.875% due 11/15/2009                                   900,000       974,250
   12.125% due 11/15/2012                                  575,000       669,875
Dex Media West LLC
   8.50% due 08/15/2010                                     50,000        52,750
   9.875% due 08/15/2013                                 1,700,000     1,880,625
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                          4,975,000     3,942,687
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                          3,425,000     2,714,313
   8.00% due 11/15/2013                                     25,000        25,500
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
      10/15/2008 due 10/15/2013                          2,900,000     2,222,125
   8.25% due 02/01/2011                                     50,000        51,813
Mail-Well I Corp.
   9.625% due 03/15/2012                                 2,100,000     2,262,750
Yell Finance BV
   10.75% due 08/01/2011                                 1,125,000     1,220,625
                                                                     -----------
                                                                      22,290,750

REAL ESTATE - 1.48%
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                 $3,925,000   $ 4,297,875
Host Marriott LP, REIT
   6.375% due 03/15/2015                                 2,125,000     2,109,063
   7.125% due 11/01/2013                                 5,550,000     5,758,125
   9.50% due 01/15/2007                                  1,475,000     1,537,687
Meristar Hospitality Corp., REIT
   9.00% due 01/15/2008                                  1,050,000     1,089,375
   9.125% due 01/15/2011                                 3,625,000     4,023,750
Meristar Hospitality Operating Partnership LP, REIT
   10.50% due 06/15/2009                                   425,000       447,313
Omega Healthcare Investors, Inc., REIT
   7.00% due 04/01/2014                                    500,000       503,750
                                                                     -----------
                                                                      19,766,938

RETAIL - 0.29%
Eye Care Centers of America
   10.75% due 02/15/2015                                 2,100,000     2,026,500
Leslie's Poolmart
   7.75% due 02/01/2013                                  1,850,000     1,868,500
                                                                     -----------
                                                                       3,895,000

RETAIL GROCERY - 0.03%
CA FM Lease Trust
   8.50% due 07/15/2017                                    386,006       423,363

RETAIL TRADE - 0.79%
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012                                 1,775,000     1,597,500
FTD, Inc.
   7.75% due 02/15/2014                                  1,425,000     1,400,062
Home Interiors & Gifts, Inc.
   10.125% due 06/01/2008                                3,775,000     2,453,750
Jean Coutu Group, Inc.
   7.625% due 08/01/2012                                   925,000       906,500
Jo-Ann Stores, Inc.
   7.50% due 03/01/2012                                    750,000       611,250
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015                                1,950,000     1,971,938
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                   100,000       108,250
Saks, Inc.
   9.875% due 10/01/2011                                 1,375,000     1,505,625
                                                                     -----------
                                                                      10,554,875

SANITARY SERVICES - 0.86%
Allied Waste North America, Inc.
   7.25% due 03/15/2015                                  3,000,000     3,052,500
   7.875% due 04/15/2013                                   325,000       338,000
   8.50% due 12/01/2008                                    950,000       999,875
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014                                 2,700,000     2,605,500
   8.875% due 04/01/2008                                    50,000        52,625
   9.25% due 09/01/2012                                  4,025,000     4,377,187
                                                                     -----------
                                                                      11,425,687

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
CORPORATE BONDS (CONTINUED)
SEMICONDUCTORS - 0.42%
Amkor Technology, Inc.
   7.125% due 03/15/2011                            $ 2,125,000   $    1,859,375
   7.75% due 05/15/2013                                  75,000           64,500
   9.25% due 02/15/2008                               1,900,000        1,833,500
   10.50% due 05/01/2009                              2,100,000        1,895,250
                                                                  --------------
                                                                       5,652,625

STEEL - 0.21%
IPSCO, Inc.
   8.75% due 06/01/2013                               2,500,000        2,731,250
United States Steel LLC
   10.75% due 08/01/2008                                 25,000           27,594
                                                                  --------------
                                                                       2,758,844

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.37%
Citizens Communications Company
   9.25% due 05/15/2011                                 100,000          109,250
Echostar DBS Corp.
   9.125% due 01/15/2009                              1,900,000        1,995,000
Insight Midwest LP
   9.75% due 10/01/2009                               1,400,000        1,440,250
Insight Midwest LP/ Insight Capital, Inc.
   10.50% due 11/01/2010                              2,650,000        2,785,812
Intelsat, Ltd.
   8.695% due 01/15/2012 (b)                          1,625,000        1,649,375
L-3 Communications Corp.
   6.375% due 10/15/2015                              8,173,000        8,050,405
Lucent Technologies, Inc.
   6.45% due 03/15/2029                              12,975,000       11,190,938
Nortel Networks, Ltd.
   6.125% due 02/15/2006                              4,350,000        4,339,125
Panamsat Corp.
   9.00% due 08/15/2014                               1,425,000        1,496,250
United States West Communications, Inc.
   6.875% due 09/15/2033                             10,336,000        9,638,320
World Access, Inc.
   13.25% due 01/15/2049 @                            1,500,000           75,000
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                       3,275,000        2,198,344
                                                                  --------------
                                                                      44,968,069

TELEPHONE - 2.07%
AT&T Corp.
   7.8 due 11/15/2011 (b)                                75,000           83,227
   8.50% due 11/15/2031 (b)                           3,850,000        4,735,500
MCI, Inc.
   8.735% due 05/01/2014 (b)                         10,725,000       11,837,718
NTL Cable PLC
   8.75% due 04/15/2014                                 700,000          735,000
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                  25,000           25,344
   7.50% due 02/15/2014                               1,196,000        1,207,960
   7.50% due 02/15/2014                               4,333,000        4,376,330
Qwest Corp.
   7.50% due 06/15/2023                               1,110,000        1,093,350
TELEPHONE (CONTINUED)
Qwest Corp. (continued)
   8.875% due 03/15/2012                            $ 3,150,000   $    3,535,875
                                                                  --------------
                                                                      27,630,304

TRANSPORTATION - 0.39%
General Maritime Corp.
   10.00% due 03/15/2013                              1,175,000        1,310,125
OMI Corp.
   7.625% due 12/01/2013                              3,850,000        3,888,500
                                                                  --------------
                                                                       5,198,625
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $1,066,563,173)                       $1,066,611,217

ASSET BACKED SECURITIES - 0.01%
First Consumers Master Trust,
   Series 2001-A, Class A
      4.43% due 09/15/2008 (b)                          165,981          164,936
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $165,039)                                                   $      164,936
                                                                  --------------

REPURCHASE AGREEMENTS - 7.34%
Bank of America Repurchase Agreement
   dated 11/30/2005 at 4.00% to be
   repurchased at $47,871,318 on
   12/01/2005, collateralized by
   $47,985,000 Federal Home Loan
   Mortgage Corp. Notes, 5.125% due
   10/15/2008 (valued at $48,824,737
   including interest)                              $47,866,000   $   47,866,000
Bank of America Repurchase Agreement
   dated 11/30/2005 at 3.97% to be
   repurchased at $50,005,513 on
   12/01/2005, collateralized by
   $45,435,000 Federal National
   Mortgage Association, 7.25% due
   01/15/2010 (valued at $51,000,787,
   including interest)                               50,000,000       50,000,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $97,866,000)                                                $   97,866,000
                                                                  --------------
TOTAL INVESTMENTS (HIGH YIELD FUND)
   (COST $1,316,489,830) - 98.96%                                 $1,319,425,017
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.04%                         13,868,428
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,333,293,445
                                                                  ==============

INTERNATIONAL EQUITY INDEX FUND

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS - 95.85%
ARGENTINA - 0.03%
Petrobras Energia Participaciones SA, ADR for
   B Shares *                                             1,508   $       19,725
Siderar S.A.I.C. SA, ADR rep.8 Class A Shares               173           11,594

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COMMON STOCKS (CONTINUED)
ARGENTINA (CONTINUED)
Telecom Argentina SA, ADR for B Shares *                     1,322    $   17,622
                                                                      ----------
                                                                          48,941

AUSTRALIA - 4.33%
Alinta, Ltd.                                                  3,321       27,130
Alumina, Ltd.                                                16,468       77,432
Amcor, Ltd.                                                  12,358       64,045
AMP, Ltd.                                                    25,934      147,824
Ansell, Ltd.                                                  1,910       15,250
APN News & Media, Ltd.                                        3,859       13,637
Aristocrat Leisure, Ltd.                                      4,090       37,313
Australia and New Zealand Bank Group, Ltd.                   25,173      444,975
Australia Gas & Light Company, Ltd.                           6,456       77,799
Australian Stock Exchange, Ltd.                               1,358       30,621
Axa Asia Pacific Holdings, Ltd.                              11,515       43,246
Babcock & Brown, Ltd.                                         1,984       25,815
BHP Billiton, Ltd.                                           49,380      798,400
Billabong International, Ltd.                                 1,774       16,709
Bluescope Steel, Ltd.                                         9,442       49,561
Boral, Ltd.                                                   7,666       46,530
Brambles Industries, Ltd.                                    13,639       97,707
Caltex Australia, Ltd.                                        1,785       27,977
Centro Properties Group, Ltd.                                11,392       53,143
CFS Gandel Retail Trust                                      19,973       28,425
Challenger Financial Services Group, Ltd.                     5,297       15,468
Coca-Cola Amatil, Ltd.                                        6,892       38,877
Cochlear, Ltd.                                                  718       21,127
Coles Myer, Ltd.                                             15,455      114,145
Commonwealth Bank of Australia, Ltd.                         17,658      545,681
Commonwealth Property Office Fund, Ltd.                      20,278       18,964
Computershare, Ltd.                                           5,108       26,434
CSL, Ltd.                                                     2,676       78,343
CSR, Ltd.                                                    12,034       28,114
DB RREEF Trust                                               34,310       35,004
DCA Group, Ltd.                                               5,313       15,554
Downer EDI, Ltd.                                              3,649       18,668
Foster's Group, Ltd.                                         27,979      116,870
Futuris Corp., Ltd.                                           7,014       10,215
General Property Trust                                       25,657       74,355
Harvey Norman Holding, Ltd.                                   6,991       14,937
Iluka Resources, Ltd.                                         3,079       17,960
ING Industrial Fund                                           9,772       16,183
Investa Property Group, Ltd.                                 19,733       29,615
James Hardie Industries, Ltd.                                 6,094       37,890
John Fairfax Holdings, Ltd.                                  12,219       35,411
Leighton Holdings, Ltd.                                       1,802       21,609
Lend Lease Corp.                                              4,743       49,091
Lion Nathan, Ltd.                                             3,884       21,364
Macquarie Airports, Ltd.                                      8,255       19,041
Macquarie Bank, Ltd.                                          3,123      156,585
Macquarie Communications Infrastructure
Group, Ltd.                                                   4,406       18,176
Macquarie Goodman Group, Ltd.                                15,712       50,297
AUSTRALIA (CONTINUED)
Macquarie Infrastructure Group, Ltd.                         33,187   $   86,364
Mayne Pharma, Ltd. *                                          8,434       16,710
Mirvac Group, Ltd.                                           11,286       33,792
Multiplex Group, Ltd.                                         8,302       20,254
National Australia Bank, Ltd.                                21,504      516,046
Newcrest Mining, Ltd.                                         4,647       73,177
NRMA Insurance Group, Ltd.                                   22,436       87,081
OneSteel, Ltd.                                                7,453       19,836
Orica, Ltd.                                                   3,958       58,406
Origin Energy, Ltd.                                          11,149       58,109
Pacific Brands, Ltd.                                          6,649       14,108
PaperlinkX, Ltd.                                              5,898       14,913
Patrick Corp., Ltd.                                           8,634       46,724
Perpetual Trust of Australia, Ltd.                              517       24,844
Publishing & Broadcasting, Ltd.                               1,779       21,767
Qantas Airways, Ltd., ADR                                    12,292       34,260
QBE Insurance Group, Ltd.                                    10,752      151,666
Rinker Group, Ltd.                                           13,114      152,020
Rio Tinto, Ltd.                                               3,952      180,445
Santos, Ltd.                                                  8,360       70,520
SFE Corporation, Ltd.                                         1,772       17,476
Sonic Healthcare, Ltd.                                        3,462       38,392
Stockland Company, Ltd.                                      18,236       83,722
Suncorp-Metway, Ltd.                                          7,642      111,865
Symbion Health Ltd. *                                         8,434       22,946
TABCORP Holdings, Ltd.                                        7,371       84,465
Telstra Corp., Ltd.                                          29,718       84,586
Toll Holdings, Ltd.                                           3,273       33,586
Transurban Group, Ltd.                                       11,099       55,551
UNiTAB, Ltd.                                                  1,586       15,173
Wesfarmers, Ltd.                                              5,248      137,890
Westfield Group, Ltd., Stapled Security                      20,144      254,065
Westpac Banking Corp., Ltd.                                  24,873      412,640
Woodside Petroleum, Ltd.                                      6,498      167,899
Woolworths, Ltd.                                             15,850      199,322
                                                                      ----------
                                                                       7,170,137

AUSTRIA - 0.35%
Andritz AG                                                      133       13,290
Bohler Uddeholm AG                                              149       24,334
Erste Bank AG                                                 1,940      103,384
Flughafen Wien AG                                               153        9,719
Immofinanz Immobiien Anlage AG *                              4,905       46,438
Mayr-Melnhof Karton AG                                           61        8,141
Meinl European Land, Ltd. *                                   1,403       24,531
Oesterreichische Elektrizitaets AG, Class A                     113       35,478
OMV AG                                                        2,411      133,231
RHI AG *                                                        302        8,403
Telekom Austria AG                                            5,114      115,885
Voestalpine AG                                                  289       27,497
Wienerberger Baustoffindustrie AG                               921       35,399
                                                                      ----------
                                                                         585,730

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COMMON STOCKS (CONTINUED)
BELGIUM - 0.98%
Agfa Gevaert NV                                               1,277   $   25,189
Barco NV                                                        148       10,304
Bekaert SA                                                      190       14,986
Belgacom SA                                                   2,298       76,891
Cofinimmo SA                                                     78       12,130
Colruyt SA                                                      226       30,402
Compagnie Maritime Belge SA                                     231        7,449
Delhaize Group                                                  998       63,127
DEXIA                                                         7,691      167,843
Electrabel SA                                                   363            0
Euronav NV                                                      243        6,847
Fortis Group SA                                              16,444      488,952
Groupe Bruxelles Lambert SA                                     975       89,663
Interbrew                                                     2,563      108,482
KBC Bancassurance Holding NV                                  2,576      223,987
Mobistar SA                                                     404       32,699
Omega Pharma SA                                                 261       12,063
SA D'Ieteren Trading NV                                          37        9,632
Solvay SA                                                       894       98,762
Suez SA                                                       1,452       41,531
UCB SA                                                        1,238       61,011
Union Miniere SA                                                344       37,090
                                                                      ----------
                                                                       1,619,040

BERMUDA - 0.06%
Credicorp Ltd, ADR                                              967       25,674
Digital China Holdings, Ltd.                                  5,000        1,434
Frontline, Ltd.                                                 750       30,813
TPV Technology, Ltd. *                                       14,000       11,735
Weatherford International, Ltd. *                               355       24,676
                                                                      ----------
                                                                          94,332

BRAZIL - 1.40%
Aracruz Celulose SA, ADR                                        805       31,395
Brasil Telecom Participacoes SA, ADR                            865       33,562
Centrais Eletricas Brasileiras SA, ADR, B
Shares                                                        1,981       18,250
Centrais Eletricas Brasileiras SA, ADR                        3,297       30,187
CIA Brasileira De Distribuicao Grupo Pao de
Acucar, ADR                                                     436       13,948
CIA de Bebidas das Americas, ADR, PFD Shares                  4,566      178,987
CIA de Bebidas das Americas, ADR                                860       28,509
CIA Energetica De Minas Gerais, ADR                           1,896       77,053
Companhia Siderurgica Nacional SA, ADR                        2,996       62,407
Companhia Vale Do Rio Doce, ADR, PFD Shares                   8,416      318,461
Companhia Vale Do Rio Doce, ADR                               5,934      257,298
Contax Participacoes SA, ADR *                                4,934        5,717
Empresa Brasileira de Aeronautica SA, ADR                     1,505       56,754
Gerdau SA, ADR                                                3,981       58,879
Petroleo Brasileiro SA, ADR, Petro                            7,968      490,829
Petroleo Brasileiro SA, ADR *                                 5,737      387,821
Tele Centro Oeste Celular Participacoes SA,
ADR                                                           1,166       11,543
Tele Norte Leste Participacoes SA, ADR                        5,227       97,222
COMMON STOCKS (CONTINUED)
BRAZIL (CONTINUED)
Telesp Celular Participacoes SA, ADR *                        4,390   $   15,585
Unibanco - Uniao De Bancos Brasileiros SA,
   GDR                                                        1,647      101,851
Usinas Siderurgicas de Minas Gerais SA, ADR                   1,497       35,167
Votorantim Celulose e Papel SA-Sponsored ADR                  1,189       14,660
                                                                      ----------
                                                                       2,326,085

CANADA - 6.17%
Aber Diamond Corp.                                              700       25,034
Abitibi Consolidated, Inc.                                    5,300       17,524
Agnico-Eagle Mines, Ltd.                                      1,300       19,042
Agrium, Inc.                                                  1,800       36,635
Alcan Aluminum, Ltd. USD                                      5,200      199,332
Algoma Steel, Inc. *                                            500       11,359
Aliant, Inc.                                                    600       14,725
Angiotech Pharmaceuticals, Inc. *                             1,100       16,122
ATI Technologies, Inc. *                                      3,400       55,424
Bank Nova Scotia Halifax                                     13,700      524,107
Bank of Montreal                                              6,900      370,593
Barrick Gold Corp.                                            7,100      188,721
BCE, Inc.                                                     4,100       97,039
Biovail Corp. *                                               1,800       42,063
Bombardier, Inc. *                                           19,100       39,430
Brookfield Asset Management, Inc. *                           3,300      157,396
Brookfield Properties Corp.                                   1,800       53,365
CAE, Inc.                                                     3,300       23,123
Cameco Corp.                                                  2,400      136,570
Canadian Imperial Bank of Commerce                            4,700      302,718
Canadian National Railway Company                             3,900      311,526
Canadian Natural Resources, Ltd.                              7,400      335,136
Canadian Pacific Railway, Ltd.                                2,100       90,393
Canadian Tire Corp., Ltd.                                     1,000       57,273
Canfor Corp. *                                                1,200       12,602
Celestica, Inc. *                                             2,500       26,448
CGI Group, Inc. *                                             3,800       27,603
CI Fund Management, Inc.                                      2,100       43,353
Cognos, Inc. *                                                1,200       40,089
Cott Corp. *                                                    800       11,040
Dofasco, Inc.                                                 1,000       55,097
Domtar, Inc.                                                  2,600       13,808
Enbridge, Inc.                                                4,400      136,365
EnCana Corp.                                                 12,200      541,026
Fairfax Financial Holdings, Ltd.                                300       45,229
Fairmont Hotels & Resorts, Inc.                               1,000       38,616
Falconbridge, Ltd.                                            3,900      116,759
Finning International, Inc.                                   1,200       37,622
Four Seasons Hotels, Inc.                                       300       14,884
George Weston, Ltd.                                             700       53,966
Gildan Activewear, Inc. *                                       800       30,406
Glamis Gold, Ltd. *                                           1,700       37,891
Goldcorp, Inc. - New                                          4,500       91,357
Great-West Lifeco, Inc.                                       3,600       90,971
Hudson's Bay Company                                            800       10,313

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
CANADA (CONTINUED)
Husky Energy, Inc.                                           1,700   $    81,680
IGM Financial, Inc.                                          1,600        60,291
Imperial Oil, Ltd.                                           1,700       156,108
Inco, Ltd.                                                   2,500       109,752
Intrawest Corp.                                                600        16,704
Ipsco, Inc.                                                    700        53,217
Ivanhoe Mines, Ltd. *                                        2,900        21,364
Jean Coutu Group, Inc.                                       1,900        21,321
Kinross Gold Corp. *                                         4,600        34,478
Loblaw Companies, Ltd.                                       1,500        78,611
Magna International, Inc.                                    1,500       102,792
Manulife Financial Corp.                                    11,000       632,731
MDS, Inc.                                                    1,900        29,947
Meridian Gold, Inc. *                                        1,300        25,045
Methanex Corp.                                               1,600        27,960
MI Developments, Inc.                                          600        20,379
National Bank Canada Montreal Quebec                         2,400       126,969
Nexen, Inc.                                                  3,500       153,623
Nortel Networks Corp. *                                     59,400       171,473
Nova Chemicals Corp.                                         1,100        41,460
Novelis, Inc.                                                1,000        19,042
Onex Corp.                                                   1,600        26,397
Open Text Corp. *                                              600         8,953
Petro-Canada                                                 7,200       274,764
Placer Dome, Inc.                                            5,800       126,890
Potash Corp. of Saskatchewan, Inc.                           1,500       109,191
Power Corporation Of Canada                                  4,300       114,149
Power Financial Corp.                                        3,300        92,012
Precision Drilling Trust, ADR                                1,700        52,439
QLT, Inc. *                                                  1,300         8,408
Quebecor World, Inc.                                         1,200        18,071
Research In Motion, Ltd. *                                   2,200       133,538
Rogers Communications, Inc.                                  2,800       107,189
RONA, Inc. *                                                 1,500        29,489
Royal Bank of Canada, Montreal                               8,900       678,669
Saputo, Inc.                                                   600        18,472
Shaw Communications, Inc.                                    2,600        52,450
Shell Canada, Ltd.                                           2,800        83,851
Shoppers Drug Mart Corp.                                     2,600        88,953
SNC-Lavalin Group, Inc.                                        700        43,305
Sun Life Financial, Inc.                                     8,200       325,570
Suncor Energy, Inc.                                          6,300       358,011
Talisman Energy, Inc.                                        5,100       243,641
Teck Cominco, Ltd.                                           2,800       128,439
Telus Corp. - Non Voting Shares - CAD                        2,100        80,319
Telus Corp.                                                    800        31,537
Thomson Corp.                                                3,100       108,954
TransAlta Corp.                                              2,600        54,677
Trans-Canada Corp.                                           6,800       210,803
TSX Group, Inc.                                                900        32,696
                                                                     -----------
                                                                      10,226,879

CAYMAN ISLANDS - 0.00%
China Resources Land Ltd                                    10,000   $     3,804
CHILE - 0.25%
Banco Santander Chile SA, ADR                                1,528        66,086
CIA Cervecerias Unidas SA, ADR                                 257         6,592
Compania de Telecomunicaciones de Chile SA,
   ADR                                                       4,429        41,190
Distribucion y Servicio D&S SA, ADR                            553        11,337
Embotelladora Andina SA, ADR, Series A                         516         7,359
Embotelladora Andina SA, ADR, Series B                         582         8,846
Empresa Nacional de Electricidad SA, ADR                     3,697       110,762
Enersis SA, ADR                                              8,835       101,338
Sociedad Quimica y Minera de Chile SA, ADR, B
   Shares                                                      410        47,355
Vina Concha Y Toro S.A., ADR                                   514        13,878
                                                                     -----------
                                                                         414,743

CHINA - 0.46%
Angang New Steel Co., Ltd. Class H                          12,000         6,228
AviChina Industry & Technology Co *                         20,000         1,032
Bank of Communications Co., Ltd., H Shares *                80,000        34,301
Beijing Capital International Airport Co.,
   Ltd., Class H                                            16,000         6,860
Beijing Datang Power Generation Company,
   Ltd., Class H                                            20,000        14,829
Brilliance China Automotive Holdings, Ltd. *                32,000         4,580
BYD Company, Ltd., H Shares                                  2,000         3,030
Chaoda Modern Agriculture Holdings, Ltd.                    18,000         7,021
China Life Insurance Company, Ltd. *                        93,000        73,154
China Mengniu Dairy Co., Ltd.                               12,000         9,904
China Overseas Land & Investment, Ltd.                      42,000        16,519
China Petroleum & Chemical Corp., Class H                  232,000       103,961
China Pharmaceutical Group, Ltd. *                          10,000         1,689
China Shipping Development Company, Ltd.,
   Class H                                                  18,000        12,650
China Telecom Corp., Ltd.                                  184,000        63,470
China Travel International Investment Hong
   Kong, Ltd.                                               34,000         7,892
Guangdong Investment, Ltd.                                  30,000        10,639
Guangshen Railway Co., Ltd., Class H                        18,000         5,339
Huadian Power International Corp., Ltd.,
   Class H *                                                18,000         4,932
Huaneng Power International, Inc., Class H                  42,000        28,705
Jiangsu Expressway                                          16,000         9,078
Jiangxi Copper Co., Ltd., Class H                           18,000         8,530
Lenovo Group, Ltd.                                          48,000        23,521
Maanshan Iron & Steel Co., Ltd., Class H                    22,000         6,738
Noble Group, Ltd.                                           12,000         9,580
PetroChina Company, Ltd., Class H                          262,000       204,401
PICC Property & Casualty Co., Ltd., Class H                 32,000         8,088
Qingling Motors Co.                                         10,000         1,457
Shanghai Forte Land Co.                                     12,000         4,217
Shenzhen Expressway Co. Ltd.                                10,000         3,256

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CHINA (CONTINUED)
Sinopec Shanghai Petrochemical
   Company, Ltd., H Shares                                   30,000   $   10,445
Sinopec Yizheng Chemical Fibre Co., Ltd.                     18,000        3,203
Sinotrans, Ltd., Class H                                     20,000        7,221
Tsingtao Brewery Company, Ltd., Series H                      4,000        4,152
Weichai Power Co., Ltd.                                       2,000        4,346
Yanzhou Coal Mining Company, Ltd., Class H *                 26,000       16,512
Zhejiang Expressway Company, Ltd., Class H                   20,000       12,895
ZTE Corp., Class H                                            2,200        6,270
                                                                      ----------
                                                                         760,645

COLOMBIA - 0.03%
BanColombia SA ADR *                                          2,203       56,617

DENMARK - 0.66%
A P Moller- Maersk AS                                            17      160,004
AS Det Ostasiatiske Kompagni                                    275       24,926
Bang & Olufsen AS - B Series                                    150       13,881
Carlsberg AS, B Shares                                          500       26,021
Coloplast AS                                                    352       19,182
Dampskibsselskabet Torm AS                                      200        9,317
Danisco AS                                                      700       49,275
Danske Bank AS                                                6,200      199,582
DSV AS                                                          300       30,894
FLS Industries AS, B Shares                                     400       11,263
GN Store Nord AS                                              3,000       35,710
H. Lundbeck AS                                                  800       16,515
Kobenhavn Lufthavne AS                                           60       18,840
NKT Holdings AS                                                 300       12,528
Novo Nordisk AS                                               3,400      182,862
Novozymes AS, B Shares                                          750       37,668
TDC AS                                                        2,800      167,645
Topdanmark AS *                                                 300       24,487
Vestas Wind Systems AS                                        2,400       35,782
William Demant Holdings AS *                                    400       21,134
                                                                      ----------
                                                                       1,097,516

FINLAND - 1.16%
Amer Group Oyj                                                  950       17,126
Asko Oyj                                                        800       17,496
Cargotec Corp. Oyj *                                            507       16,618
Elisa Oyj, A Shares                                           2,250       42,948
Fortum Corp. Oyj                                              6,200      109,062
KCI Konecranes Oyj                                              200        8,897
Kesko Oyj                                                       900       23,365
Kone Corp. Oyj *                                              1,012       33,838
Metra Oyj, B Shares                                             800       21,505
Metso Oyj                                                     1,500       39,243
Neste Oil Oyj *                                               1,712       50,158
Nokia AB - Oyj                                               61,950    1,059,067
Nokian Renkaat Oyj                                            1,360       17,718
Orion Oyj, Series B                                           1,000       17,744
Outokumpu Oyj                                                 1,400       18,817
Rautaruukki Oyj                                               1,200       24,519
FINLAND (CONTINUED)
Sampo Oyj, A Shares                                           5,600   $   91,377
Stora Enso Oyj, R Shares                                      8,500      109,134
TietoEnator Oyj                                               1,060       35,330
UPM-Kymmene Oyj                                               7,300      137,535
YIT-Yhtyma Oyj                                                  900       36,438
                                                                      ----------
                                                                       1,927,935

FRANCE - 7.44%
Accor SA                                                      2,747      146,228
Air France KLM                                                1,603       29,861
Alcatel SA *                                                 17,316      214,363
Alstom RGPT ADR *                                             1,454       82,370
Atos Origin SA *                                                888       59,833
Autoroutes du Sud de la France                                  764       43,552
AXA Group                                                    19,759      596,141
BNP Paribas SA                                               10,967      868,903
Bouygues SA                                                   2,794      133,709
Business Objects SA *                                           891       35,622
Caisse Nationale du Credit Agricole                           8,204      248,487
Cap Gemini SA *                                               1,651       65,462
Carrefour SA                                                  7,814      339,949
Casino Guich Perrachon SA                                       494       32,528
CNP Assurances SA                                               458       34,667
Compagnie De Saint Gobain SA                                  4,274      247,669
Compagnie Generale des Etablissements
   Michelin, Class B                                          1,896      103,387
Dassault Systemes SA                                            750       41,604
Essilor International SA                                      1,298      107,966
European Aeronautic Defence & Space Company                   3,410      126,361
France Telecom SA                                            23,308      584,228
Gecina SA                                                       123       13,791
Groupe Danone SA                                              3,296      339,247
Hermes International SA                                         122       28,192
Imerys SA                                                       420       29,216
Klepierre SA                                                    305       28,192
Lafarge SA                                                    2,388      205,246
Lagardere S.C.A                                               1,590      112,852
L'Air Liquide SA                                              1,513      273,639
L'Oreal SA                                                    4,113      297,258
LVMH Moet Hennessy SA                                         3,403      292,084
Neopost SA                                                      421       39,709
PagesJaunes Groupe SA                                         1,659       40,410
Pernod-Ricard SA                                                986      161,470
Peugeot SA                                                    2,214      133,648
Pinault-Printemps-Redoute SA                                    876       94,450
Publicis Groupe SA                                            1,809       61,297
Renault Regie Nationale SA                                    2,581      202,055
Safran SA                                                     2,206       47,128
Sanofi Aventis SA                                            14,554    1,177,119
Schneider Electric SA                                         3,145      271,608
SCOR                                                         10,889       22,082
Societe BIC SA                                                  412       24,122

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)
Societe des Autoroutes du Nord et de l'Est de
   la France *                                                303    $    20,184
Societe Des Autoroutes Paris-Rhin-Rhone                       448         31,375
Societe Generale                                            4,792        571,192
Societe Television Francaise 1                              1,562         39,263
Sodexho Alliance                                            1,262         50,380
STMicroelectronics NV                                       8,852        156,339
Suez SA Strip VVPR *                                        1,452             17
Suez SA                                                    12,322        352,731
Technip SA                                                  1,146         64,990
Thales SA                                                   1,023         45,651
Thomson SA                                                  3,434         70,366
Total SA                                                    7,847      1,965,044
Unibail                                                       601         74,968
Valeo SA                                                      922         34,122
Veolia Environnement SA                                     4,267        182,869
Vinci SA                                                    2,153        171,595
Vivendi Universal SA                                       14,819        430,675
Zodiac SA                                                     504         30,305
                                                                     -----------
                                                                      12,329,771

GERMANY - 5.45%
Adidas-Salomon AG                                             630        110,740
Allianz AG                                                  5,306        772,526
Altana AG                                                     951         50,343
BASF AG                                                     7,586        560,335
Bayer AG                                                    9,318        371,984
Beiersdorf AG                                                 228         27,580
Celesio AG                                                    518         41,083
Commerzbank AG                                              6,826        202,162
Continental AG                                              1,875        158,966
DaimlerChrysler AG                                         12,868        651,459
Depfa Bank AG                                               4,781         71,700
Deutsche Bank AG                                            6,965        682,642
Deutsche Boerse AG                                          1,443        142,058
Deutsche Lufthansa AG                                       3,101         41,643
Deutsche Post AG                                            8,725        189,585
Deutsche Telekom AG                                        38,508        640,153
Douglas Holding AG                                            450         16,872
E.ON AG                                                     8,785        836,991
Epcos AG *                                                    663          8,223
Fresenius Medical Care AG                                     474         45,049
Heidelberger Druckmaschinen AG                                698         25,001
Hochtief AG                                                   806         32,623
Hypo Real Estate Holding AG                                 1,767         92,082
Infineon Technologies AG *                                  8,606         77,113
IVG Immobilien AG                                             943         18,222
Karstadt Quelle AG                                            857         11,044
Linde AG                                                    1,131         81,007
MAN AG                                                      1,909         95,205
Merck & Company AG                                            657         53,765
Metro AG                                                    1,975         88,531
MLP AG                                                        822         16,117
Muenchener Rueckversicherungs-Gesellschaft AG               2,605    $   340,484
Premiere AG *                                                 611         17,303
ProSieben Sat.1 Media AG                                    1,111         19,779
Puma AG                                                       224         60,462
Qiagen AG *                                                 1,899         21,628
RWE AG                                                      5,928        410,261
SAP AG                                                      3,119        563,914
Schering AG                                                 2,364        153,154
Siemens AG                                                 11,310        857,942
Suedzucker AG                                                 898         19,947
Thyssen Krupp AG                                            5,196        104,695
Tui AG                                                      3,051         58,885
Volkswagen AG                                               3,201        168,131
Wincor Nixdorf AG                                             213         20,849
                                                                     -----------
                                                                       9,030,238

GREECE - 0.50%
Alpha Bank SA                                               3,940        116,132
Athens Stock Exchange S.A. (ASE)                              610          5,782
Bank of Piraeus SA                                          2,450         48,816
Coca Cola Hell Bottling                                     1,530         39,902
Commercial Bank of Greece SA *                              1,140         32,634
Cosmote Mobile Communications SA                            1,900         40,591
Duty Free Shops                                               240          4,063
EFG Eurobank Ergas SA                                       2,680         85,376
Folli-Follie SA                                               220          5,758
Germanos SA                                                   750         12,114
Greek Organization of Football Prognostics                  3,180        100,329
Hellenic Petroleum SA                                       1,410         19,716
Hellenic Technodomiki Tev SA                                1,270          6,259
Hellenic Telecommunications Organization SA *               3,500         75,020
Hyatt Regency Hotel SA                                        550          6,420
Intracom SA                                                 1,130          6,581
National Bank Of Greece SA                                  3,775        147,764
Public Power Corp.                                          1,490         31,023
Techniki Olympiaki SA                                       1,050          5,818
Titan Cement Company SA                                       820         29,100
Viohalco SA                                                 1,450         10,121
                                                                     -----------
                                                                         829,319

HONG KONG - 1.90%
Air China, Ltd. *                                          32,000         11,038
Aluminum Corp. of China, Ltd.                              34,000         24,552
Anhui Conch Cement Company, Ltd., Series H *                6,000          6,615
ASM Pacific Technology, Ltd.                                2,500         13,717
Bank of East Asia, Ltd.                                    20,200         60,432
Beijing Enterprises Holdings, Ltd.                          4,000          6,912
BOC Hong Kong Holdings, Ltd.                               52,000         99,241
Cathay Pacific Airways, Ltd.                               15,000         26,016
Cheung Kong Holdings, Ltd.                                 21,000        218,534
Cheung Kong Infrastructure Holdings, Ltd.                   6,000         19,420
China Construction Bank *                                 305,000        100,292

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HONG KONG (CONTINUED)
China Eastern Airlines Corp., Ltd.                          20,000    $    3,172
China Everbright, Ltd. *                                    10,000         3,836
China Merchants Holdings International
   Company, Ltd. *                                          16,000        33,631
China Mobile, Ltd.                                          68,000       332,334
China Resource Power Holdings                               16,000         9,904
China Resources Enterprises, Ltd.                           14,000        24,913
China Shipping Container Lines Co., Ltd.                    27,000         8,965
China Southern Airlines Co., Ltd. *                         16,000         4,694
Citic Pacific, Ltd.                                         15,000        41,103
CLP Holdings, Ltd.                                          25,500       150,274
CNOOC, Ltd.                                                171,000       113,561
Cofco International, Ltd.                                    8,000         3,198
COSCO Holdings *                                            20,500         8,393
Cosco Pacific, Ltd.                                         16,000        26,719
Denway Motors, Ltd.                                         68,000        21,045
Esprit Holdings, Ltd.                                       13,500        94,963
Giordano International, Ltd.                                20,000        11,283
Global Bio-Chem Technology Group Company                    16,000         6,912
Gome Electrical Appliances Holdings, Ltd.                    8,000         4,694
Guangzhou Investment Co Ltd                                 42,000         5,091
Hang Lung Properties, Ltd.                                  26,000        39,059
Hang Seng Bank, Ltd.                                        10,700       141,566
Henderson Land Development Company, Ltd.                    10,000        44,166
Hong Kong & China Gas Company, Ltd.                         51,000       107,526
Hong Kong Electric Holdings, Ltd.                           19,500        95,176
Hong Kong Exchange & Clearing, Ltd.                         14,000        50,730
Hopewell Holdings, Ltd.                                      9,000        22,051
Hutchison Telecommunications
   International, Ltd. *                                    19,000        26,461
Hutchison Whampoa, Ltd.                                     30,000       284,725
Hysan Development Company, Ltd.                              8,000        18,879
Johnson Electronic Holdings, Ltd.                           19,000        19,233
Kerry Properties, Ltd.                                       6,500        17,434
Kingboard Chemical Holdings, Ltd.                            8,000        19,188
Li & Fung, Ltd.                                             24,000        48,434
Li Ning Co., Ltd.                                            7,000         4,604
MTR Corp.                                                   19,000        38,099
New World Development Company, Ltd.                         32,000        42,296
Orient Overseas International, Ltd.                          3,000         9,768
PCCW, Ltd.                                                  53,000        33,660
Ping An Insurance Group Company of China, Ltd.              14,500        24,494
Semiconductor Manufacturing International Corp. *           96,000        14,113
Shanghai Electric Group Co., Ltd. *                         36,000        11,025
Shanghai Industrial Holdings, Ltd.                           6,000        11,180
Shangri-La Asia, Ltd.                                       14,000        20,129
Shenzhen Investment, Ltd.                                   14,000         1,914
Sino Land Company, Ltd.                                     20,000        23,727
Smartone Telecommunications Holdings, Ltd.                   4,000         4,359
Solomon Systech International, Ltd.                         24,000         9,826
South China Morning Post, Ltd.                              12,000    $    4,178
Sun Hung Kai Properties, Ltd.                               18,000       171,415
Swire Pacific, Ltd., Class A                                13,000       118,017
TCL International Holdings, Ltd.                            18,000         2,809
Techtronic Industries Company, Ltd.                         15,500        39,475
Television Broadcasting Co., Ltd.                            4,000        21,561
Texwinca Holdings, Ltd.                                      8,000         5,674
Travelsky Technology Ltd.                                    4,000         3,456
Weiqiao Textile Company, Ltd.                                4,500         5,977
Wharf Holdings, Ltd.                                        17,000        60,394
Wing Hang Bank, Ltd.                                         2,500        17,344
Yue Yuen Industrial Holdings, Ltd.                           6,500        17,476
Zijin Mining Group, Ltd.                                    20,000         6,834
                                                                      ----------
                                                                       3,153,886

INDIA - 0.69%
Bajaj Auto Ltd., ADR                                           647        28,403
Dr Reddy's Laboratories Ltd. ADR                             1,333        28,233
Grasim Industries Ltd., ADR                                    909        27,252
ICICI Bank, Ltd., ADR                                        6,389       162,728
Infosys Technologies, Ltd. ADR                               4,247       306,039
Larsen & Toubro Ltd., ADR                                      394        14,528
Ranbaxy Laboratories Ltd. ADR                                3,783        30,869
Reliance Industries, Ltd., GDR                               8,226       296,712
Satyam Computer Services, Ltd., ADR                          3,012       106,143
State Bank of India Ltd., ADR                                  580        26,442
Tata Motors Ltd., ADR                                        4,229        50,494
Videsh Sanchar Nigam Ltd., ADR                                 628         9,803
Wipro Ltd., ADR                                              4,867        53,586
                                                                      ----------
                                                                       1,141,232

INDONESIA - 0.18%
PT Telekomunikiasi Indonesia, ADR                           13,500       298,080

IRELAND - 0.64%
Allied Irish Banks PLC - Dublin                             12,402       268,021
Bank of Ireland - Dublin                                    13,768       212,808
C&C Group PLC                                                3,967        24,274
CRH PLC - Dublin                                             7,606       201,320
DCC PLC - Dublin                                             1,159        20,880
Eircom Group PLC - Dublin                                   11,472        27,051
Elan Corp. - Dublin *                                        5,676        58,287
Fyffes PLC - Dublin                                          4,132         9,987
Grafton Group PLC                                            3,146        29,302
Greencore Group PLC - Dublin                                 2,050         8,097
Iaws Group PLC, ADR *                                        1,528        21,492
Independent News & Media PLC - Dublin                        8,061        21,954
Irish Life & Permanent PLC - Dublin                          3,852        69,485
Kerry Group PLC - Dublin                                     1,876        40,565
Kingspan Group PLC - Dublin                                  1,550        18,932
Paddy Power PLC                                                593         7,390
Ryanair Holdings PLC, ADR *                                    420        20,924
                                                                      ----------
                                                                       1,060,769

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
ISRAEL - 0.42%
Aladdin Knowledge Systems ADR *                                829    $   13,757
Alvarion, Ltd. ADR *                                         8,487        75,619
Audio Codes, Ltd. ADR *                                      2,401        24,778
Check Point Software Technologies, Ltd. ADR *               13,468       286,734
ECI Telecom, Ltd. ADR *                                      2,706        23,299
Given Imaging Corp. ADR *                                    2,384        57,097
Lipman Electronic Engineering, Ltd. ADR *                    1,491        33,413
M-Systems Flash Disk Pioneers, Ltd. ADR *                    2,338        72,829
Orbotech, Ltd. ADR *                                         2,033        47,145
RADWARE, Ltd. ADR *                                            812        15,339
Syneron Medical, Ltd. ADR *                                    979        38,964
                                                                      ----------
                                                                         688,974

ITALY - 3.07%
Alleanza Assicuraz SpA                                       5,893        69,409
Assicurazioni Generali SpA                                  13,161       408,713
Autogrill SpA                                                1,430        19,220
Autostrade SpA                                               3,966        89,591
Banca Fideuram SpA                                           3,673        20,158
Banca Intesa SpA - Non convertible                          13,022        60,107
Banca Intesa SpA                                            44,849       216,796
Banca Monte dei Paschi Siena SpA                            15,334        73,626
Banca Naz Del Lavoro SpA *                                  14,806        46,827
Banca Popolare di Milano SpA                                 5,514        53,958
Banche Popolari Unite SpA                                    4,763       104,674
Banco Popolare Di Verona e Novara SpA                        5,137        99,751
BCA Antonveneta SpA                                          1,219        37,640
Benetton Group SpA                                             794         8,893
Bulgari SpA                                                  1,857        19,179
Capitalia SpA                                               19,958       112,005
Enel SpA                                                    59,171       466,015
Eni SpA                                                     35,744       969,271
Fiat SpA *                                                   6,708        54,570
Fineco Group SpA                                             1,971        18,474
Finmeccanica SpA                                             4,105        75,888
Gruppo Editoriale L'Espresso SpA                             2,164        10,945
Italcementi SpA                                                885        14,931
Lottomatica SpA, ADR                                           389        13,273
Luxottica Group SpA                                          1,919        47,400
Mediaset SpA                                                11,436       120,471
Mediobanca SpA                                               6,551       115,546
Mediolanum SpA                                               3,172        20,176
Mondadori (Arnoldo) Editore SpA                              1,458        13,477
Pirelli & Company, SpA                                      35,587        31,573
San Paolo-IMI SpA                                           15,246       231,698
Seat Pagine Gialle SpA *                                    50,679        23,661
Snam Rete Gas SpA                                           12,987        54,931
T.E.R.N.A SpA                                               16,879        40,995
Telecom Italia Media SpA *                                  14,331         8,110
Telecom Italia SpA                                         147,070       412,248
Telecom Italia SpA-RNC                                      83,086       198,121
Tiscali SpA *                                                2,947        10,267
UniCredito Italiano SpA                                    110,556    $  684,966
                                                                      ----------
                                                                       5,077,554

JAPAN - 19.94%
Acom Company, Ltd.                                             960        57,355
Aderans Company, Ltd.                                          800        20,054
Advantest Corp.                                              1,000        91,080
AEON Company, Ltd.                                           9,300       207,487
AEON Credit Service Company, Ltd.                              400        30,215
Aiful Corp.                                                    850        64,633
Aisin Seiki Company                                          2,500        77,293
Ajinomoto Company, Inc.                                      8,000        79,549
Alfresa Holdings Corp.                                         300        13,261
All Nippon Airways Company, Ltd.                             8,000        26,739
Alps Electric Company                                        2,300        36,381
Amada Company, Ltd.                                          5,000        41,529
Amano Corp.                                                  1,400        22,496
Aoyama Trading Company, Ltd.                                   800        24,867
Asahi Breweries, Ltd.                                        5,100        60,940
Asahi Glass Company, Ltd.                                   15,000       172,968
Asahi Kasei Corp.                                           16,000        89,710
ASATSU-DK, Inc.                                                500        16,169
Astellas Pharmaceuticals, Inc.                               7,700       297,898
Autobacs Seven Company, Ltd.                                   400        18,015
Bank of Fukuoka, Ltd.                                        7,000        52,584
Bank of Kyoto, Ltd.                                          3,000        33,215
Bank of Yokohama, Ltd. *                                    16,000       119,657
Benesse Corp.                                                  900        28,653
Bridgestone Corp.                                            9,000       193,649
Canon Sales Company, Inc. *                                  1,000        20,890
Canon, Inc.                                                 10,500       588,719
Casio Computer Company, Ltd.                                 2,900        49,919
Central Glass Company, Ltd.                                  4,000        22,394
Central Japan Railway Company, Ltd.                             21       180,739
Chiba Bank, Ltd.                                             9,000        73,775
Chiyoda Corp. *                                              2,000        38,939
Chubu Electric Power Company, Inc.                           7,800       186,405
Chugai Pharmaceutical Company, Ltd.                          3,700        83,631
Circle K Sunkus Company, Ltd.                                  600        13,562
Citizen Watch Company, Ltd.                                  4,800        39,708
Coca-Cola West Japan Company, Ltd.                           1,000        21,851
COMSYS Holdings Corp.                                        2,000        23,497
Credit Saison Company, Ltd.                                  2,100        90,370
CSK Corp.                                                      900        39,933
Dai Nippon Printing Company, Ltd.                            9,000       153,792
Daicel Chemical Industries, Ltd.                             4,000        25,770
Daido Steel Company, Ltd.                                    5,000        36,474
Daiichi Sankyo Company, Ltd. *                               8,700       158,843
Daikin Industries, Ltd.                                      3,200        87,169
Daimaru, Inc.                                                3,000        40,460
Dainippon Ink & Chemicals, Inc.                              9,000        32,714
Dainippon Screen Manufacturing Company, Ltd.                 3,000        23,338

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Daito Trust Construction Company, Ltd.                         1,000    $ 48,882
Daiwa House Industry Company, Ltd.                             7,000      97,506
Daiwa Securities Group, Inc.                                  17,000     166,058
Denki Kagaku Kogyo Kabushiki Kaisha                            6,000      23,514
Denso Corp.                                                    7,500     231,251
Dentsu, Inc.                                                      24      64,775
Dowa Mining Company, Ltd.                                      4,000      34,995
E Trade Securities Corp.                                           6      31,535
E-Access, Ltd. *                                                  32      19,279
East Japan Railway Company, Ltd.                                  48     302,419
Ebara Corp.                                                    4,000      16,578
Eisai Company, Ltd.                                            3,300     127,119
Electric Power Development Company, Ltd.                       1,800      58,508
Elpida Memory, Inc. *                                            500      14,456
Familymart Company, Ltd.                                         900      26,697
Fanuc, Ltd.                                                    2,400     197,134
Fast Retailing Company, Ltd.                                     700      49,659
Fuji Electric Holdings                                         7,000      32,463
Fuji Photo Film Company, Ltd.                                  6,500     208,565
Fuji Software ABC, Inc.                                          800      23,464
Fuji Television Network, Inc.                                      7      15,325
Fujikura, Ltd.                                                 4,000      30,750
Fujitsu, Ltd.                                                 25,000     182,996
Furukawa Electric Company, Ltd.                                8,000      48,197
Glory, Ltd.                                                      800      13,122
Goodwill Group, Inc.                                              11      20,773
Gunma Bank                                                     5,000      34,092
Gunze, Ltd.                                                    3,000      17,021
Hakuhodo DY Holdings, Inc.                                       300      19,553
Hankyu Department Stores                                       2,000      16,829
Hikari Tsushin, Inc. *                                           300      21,458
Hino Motors, Ltd.                                              4,000      24,734
Hirose Electric Company, Ltd.                                    400      53,879
Hitachi Cable, Ltd.                                            5,000      20,890
Hitachi Capital Corp.                                            700      14,038
Hitachi Chemical, Ltd.                                         1,400      32,287
Hitachi Construction Machinery Co., Ltd.                       1,300      25,310
Hitachi, Ltd.                                                 45,000     303,823
Hokkaido Electric Power Company, Inc.                          2,300      45,837
Hokugin Financial Group, Inc.                                 15,000      64,675
Honda Motor Company, Ltd.                                     11,000     617,673
House Food Corp.                                               1,000      13,988
Hoya Corp.                                                     6,100     220,706
Ibiden Company, Ltd.                                           1,200      64,575
Index Corp.                                                       20      25,235
Inpex Corp.                                                        5      36,641
Isetan Company, Ltd.                                           2,400      47,428
Ishikawajima Harima Heavy Industries Company,
   Ltd. *                                                     15,000      38,479
ITO EN, Ltd.                                                     400      19,219
Itochu Corp.                                                  20,000     151,243
Itochu Techno-Science Corp.                                      400      16,712
JAFCO Company, Ltd.                                              400    $ 28,444
Japan Airlines System Corp.                                    9,000      22,712
Japan Prime Realty Investment Corp.                                6      16,495
Japan Real Estate Investment Corp.                                 4      31,552
Japan Retail Fund                                                  3      22,461
Japan Tobacco, Inc.                                               12     161,437
JFE Holdings, Inc                                              7,900     250,846
JGC Corp.                                                      3,000      54,648
Joyo Bank, Ltd.                                                9,000      51,138
JS Group Corporation                                           3,100      57,376
JSR Corp.                                                      2,400      58,559
Kajima Corp.                                                  12,000      60,263
Kamigumi Company, Ltd.                                         3,000      24,767
Kaneka Corp.                                                   4,000      47,830
Kansai Electric Power Company, Ltd.                           10,900     232,254
Kansai Paint Company, Ltd.                                     3,000      21,007
Kao Corp.                                                      7,000     164,947
Katokichi Company, Ltd.                                        3,100      20,049
Kawasaki Heavy Industries, Ltd.                               16,000      44,788
Kawasaki Kisen Kaisha, Ltd.                                    6,000      35,647
KDDI Corp.                                                        34     178,417
Keihin Electric Express Railway Company, Ltd.                  6,000      37,351
Keio Electric Railway Company, Ltd.                            7,000      39,482
Keisei Electric Railway Company, Ltd.                          3,000      20,054
Keyence Corp.                                                    500     127,428
Kikkoman Corp.                                                 2,000      19,052
Kinden Corp.                                                   2,000      17,548
Kintetsu Corp.                                                20,000      72,530
Kirin Brewery Company, Ltd.                                   12,000     128,849
Kobe Steel Company, Ltd.                                      35,000     102,653
Kokuyo Company, Ltd.                                           1,100      16,480
Komatsu, Ltd.                                                 12,000     167,654
Komori Corp.                                                   1,000      19,177
Konami Corp.                                                   1,200      24,015
Konica Minolta Holdings, Inc.                                  6,000      55,099
Kose Corp.                                                       400      14,406
Koyo Seiko Company, Ltd.                                       2,000      35,095
Kubota Corp.                                                  14,000     109,263
Kuraray Company, Ltd.                                          5,000      49,467
Kurita Water Industries, Ltd.                                  1,500      25,757
Kyocera Corp.                                                  2,200     150,742
KYOWA HAKKO KOGYO Co., Ltd.                                    4,000      28,310
Kyushu Electric Power                                          5,000     106,747
Lawson, Inc.                                                     800      31,953
LeoPalace21 Corp.                                              1,600      51,339
Mabuchi Motor Company, Ltd.                                      400      22,260
Makita Corp.                                                   1,500      36,850
Marubeni Corp.                                                18,000      89,492
Marui Company, Ltd.                                            4,200      78,964
Matsui Securities Company, Ltd.                                1,500      14,915
Matsumotokiyoshi Company, Ltd.                                   500      14,205
Matsushita Electric Industrial Company, Ltd.                  29,000     585,210

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Matsushita Electric Works, Ltd.                              4,000    $   38,237
Mediceo Holdings Company, Ltd.                               2,000        27,675
Meiji Dairies Corp.                                          3,000        15,041
Meiji Seika Kaisha, Ltd.                                     4,000        20,656
Meitec Corp.                                                   500        16,628
Millea Holdings, Inc.                                           21       347,441
Minebea Company, Ltd.                                        5,000        27,199
Mitsubishi Chemical Holdings Corp, ADR *                    15,500        90,792
Mitsubishi Corp.                                            16,600       340,531
Mitsubishi Electric Corp.                                   26,000       174,673
Mitsubishi Estate Company, Ltd.                             15,000       220,221
Mitsubishi Gas & Chemicals Company, Inc.                     5,000        41,028
Mitsubishi Heavy Industries, Ltd.                           40,000       168,790
Mitsubishi Logistc Corp.                                     1,000        12,860
Mitsubishi Materials Corp.                                  13,000        52,793
Mitsubishi Rayon Company, Ltd.                               7,000        41,763
Mitsubishi Securities Company, Ltd.                          4,000        46,125
Mitsubishi UFJ Financial Group, Inc.                           101     1,274,368
Mitsui & Company, Ltd.                                      19,000       234,335
Mitsui Chemicals, Inc.                                       8,000        44,387
Mitsui Engineering & Shipbuilding Company, Ltd.             10,000        26,154
Mitsui Fudosan Company, Ltd.                                11,000       177,857
Mitsui Mining & Smelting Company, Ltd.                       8,000        45,523
Mitsui O.S.K. Lines, Ltd.                                   14,000       103,413
Mitsui Sumitomo Insurance Company, Ltd.                     16,000       183,163
Mitsui Trust Holdings, Inc.                                  7,000        86,275
Mitsukoshi, Ltd.                                             6,000        30,182
Mitsumi Electric Company, Ltd.                               1,900        19,560
Mizuho Financial Group, Inc.                                   133       939,085
Murata Manufacturing Company, Ltd.                           2,700       154,318
Namco Bandai Holdings, Inc. *                                2,800        42,465
NEC Corp.                                                   25,000       151,452
NEC Electronics Corp.                                          500        17,506
Net One Systems Company, Ltd.                                    7        15,149
NGK Insulators, Ltd.                                         4,000        61,868
NGK Spark Plug Company, Ltd.                                 3,000        63,422
NHK Spring Company, Ltd.                                     2,000        19,202
NICHIREI Corp.                                               3,000        12,183
Nidec Corp.                                                  1,400       100,606
Nikko Cordial Corp.                                         10,500       143,451
Nikon Corp.                                                  4,000        60,631
Nintendo Company, Ltd.                                       1,300       142,954
Nippon Building Fund, Inc.                                       5        40,276
Nippon Electric Glass Company, Ltd.                          3,000        60,915
Nippon Express Company, Ltd.                                11,000        59,010
Nippon Kayaku Company, Ltd.                                  2,000        15,743
Nippon Light Metal Company, Ltd.                             6,000        14,991
NIPPON MEAT PACKERS, Inc.                                    2,000        20,489
Nippon Mining Holdings, Inc.                                10,000        65,678
Nippon Oil Corp.                                            18,000       131,005
Nippon Paper Group, Inc.                                        13        45,406
Nippon Sheet Glass Company, Ltd.                             5,000    $   21,015
Nippon Shokubai Company, Ltd.                                2,000        21,157
Nippon Steel Corp.                                          86,000       293,194
Nippon Telegraph & Telephone Corp.                              73       330,612
Nippon Yusen Kabushiki Kaisha                               14,000        85,398
Nippon Zeon Company                                          2,000        24,934
Nishimatsu Construction Company, Ltd.                        3,000        12,584
Nishi-Nippon City Bank, Ltd. *                               6,000        35,747
Nissan Chemical Industries, Ltd.                             2,000        27,441
Nissan Motor Company, Ltd.                                  31,800       327,632
Nisshin Seifun Group, Inc.                                   2,500        24,399
Nisshin Steel Company                                       11,000        31,619
Nisshinbo Industries, Inc.                                   2,000        18,968
Nissin Food Products Co., Ltd.                               1,200        33,190
Nitori Company, Ltd.                                           250        18,655
Nitto Denko Corp.                                            2,200       151,109
NOK Corp.                                                    1,400        37,552
Nomura Real Estate Office Fund, Inc.                             3        20,731
Nomura Research Institute, Ltd.                                300        30,834
Nomura Securities Company, Ltd.                             24,800       415,492
NSK, Ltd.                                                    6,000        39,056
NTN Corp.                                                    5,000        34,343
NTT Data Corp.                                                  17        60,230
NTT DoCoMo, Inc.                                               239       375,450
NTT Urban Development Corp.                                      3        15,517
Obayashi Corp.                                               8,000        56,553
OBIC Co., Ltd.                                                 100        16,127
Odakyu Electric Railway Company                              8,000        43,250
Oji Paper Company, Ltd.                                     11,000        56,620
Oki Electric Industry Company, Ltd.                          7,000        23,397
Okumura Corp.                                                3,000        16,896
Olympus Optical Company, Ltd.                                3,000        77,209
Omron Corp.                                                  2,800        63,873
Onward Kashiyama Company, Ltd.                               2,000        33,257
Oracle Corp. - Japan                                           400        15,876
Oriental Land Company, Ltd.                                    700        37,318
Orix Corp.                                                   1,200       259,302
Osaka Gas Company, Ltd.                                     27,000        88,665
Pioneer Electronic Corp.                                     2,100        29,146
Promise Company, Ltd.                                        1,150        69,572
Q.P. Corp.                                                   2,400        20,415
Rakuten, Inc.                                                   55        39,983
Resona Holdings, Inc. *                                         65       210,194
Ricoh Company, Ltd.                                          9,000       157,552
Rinnai Corp.                                                   900        21,696
Rohm Company, Ltd.                                           1,400       126,810
Ryohin Keikaku Company, Ltd.                                   300        19,753
Sanken Electric Company                                      1,000        13,846
SANKYO Co., Ltd.                                               700        35,388
Santen Pharmaceutical Co., Ltd.                              1,000        23,814
Sanwa Shutter Corp.                                          2,000        11,130
Sanyo Electric Company, Ltd. *                              21,000        46,852

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Sapporo Holdings                                             4,000    $   21,258
SBI Holdings, Inc.                                              73        39,649
Secom Company, Ltd.                                          3,000       154,669
Sega Sammy Holdings, Inc.                                    1,900        61,124
Seiko Epson Corp.                                            1,400        35,914
Seino Transportation Co., Ltd.                               2,000        18,300
Sekisui Chemical Company, Ltd.                               6,000        41,161
Sekisui House, Ltd.                                          7,000        83,351
Seven & I Holdings Co., Ltd. *                              11,300       396,574
SFCG Company, Ltd.                                              80        16,979
Sharp Corp.                                                 14,000       217,121
Shimachu Company, Ltd.                                         600        16,745
Shimamura Company, Ltd.                                        300        36,323
Shimano, Inc.                                                1,000        23,940
Shimizu Corp.                                                8,000        52,743
Shin-Etsu Chemical Company, Ltd.                             5,500       286,317
Shinko Securities Company, Ltd. *                            7,000        29,187
Shinsei Bank, Ltd.                                          13,000        72,998
Shionogi & Company, Ltd.                                     4,000        49,200
Shiseido Company, Ltd.                                       5,000        80,719
Shizuoka Bank, Ltd.                                          8,000        78,011
Showa Denko K.K                                             14,000        52,292
Showa Shell Sekiyu K.K                                       2,300        25,907
Skylark Company, Ltd.                                        1,100        17,574
SMC Corp.                                                      700        94,055
SOFTBANK Corp.                                               3,300       265,820
Sojitz Holdings Corp. *                                      2,800        15,676
Sompo Japan Insurance, Inc.                                 11,000       145,227
Sony Corp.                                                  13,900       516,858
Stanley Electric Corp.                                       2,000        32,655
Sumitomo Bakelite Company, Ltd.                              2,000        14,590
Sumitomo Chemical Company, Ltd.                             20,000       124,838
Sumitomo Corp.                                              14,000       166,468
Sumitomo Electric Industries, Ltd.                           9,500       131,535
Sumitomo Heavy Industries, Ltd.                              7,000        51,122
Sumitomo Light Metal Industries, Ltd.                       54,000       187,708
Sumitomo Metal Mining Co., Ltd.                              7,000        70,658
Sumitomo Mitsui Financial Group, Inc.                           63       594,861
Sumitomo Osaka Cement Company, Ltd.                          5,000        13,537
Sumitomo Realty & Development Company, Ltd.                  5,000        83,476
Sumitomo Rubber Industries, Inc. *                           2,000        27,107
Sumitomo Trust & Banking Company, Ltd.                      17,000       143,330
Suruga Bank, Ltd.                                            3,000        34,193
Suzuken Company, Ltd.                                          800        24,466
T&D Holdings, Inc.                                           3,050       192,927
TAIHEIYO CEMENT Corp.                                       11,000        44,303
Taisei Corp.                                                12,000        51,339
Taisho Pharmaceuticals Company, Ltd.                         2,000        36,014
Taiyo Nippon Sanso Corp.                                     4,000        25,736
Taiyo Yuden Company, Ltd.                                    1,000        11,063
Takara Holdings                                              2,000        11,648
Takashimaya Company, Ltd.                                    4,000        61,968
Takeda Pharmaceutical Company, Ltd.                         12,300    $  676,282
Takefuji Corp.                                               1,460        98,818
Tanabe Seiyaku Co., Ltd.                                     3,000        29,004
TDK Corp.                                                    1,600       134,097
Teijin, Ltd.                                                11,000        60,297
Teikoku Oil Company, Ltd.                                    3,000        33,591
Terumo Corp.                                                 2,200        61,032
The 77th Bank, Ltd.                                          4,000        29,446
THK Company, Ltd.                                            1,400        37,084
TIS, Inc.                                                      900        21,922
Tobu Railway Company, Ltd.                                  10,000        44,203
Toda Corp.                                                   3,000        17,322
Toho Company, Ltd.                                           1,900        38,262
Tohoku Electric Power Company, Ltd.                          5,700       110,261
Tokuyama Corp.                                               3,000        34,669
Tokyo Broadcasting Company, Ltd.                               500        11,594
Tokyo Electric Power Company, Ltd.                          16,100       387,449
Tokyo Electron, Ltd.                                         2,200       133,645
Tokyo Gas Company, Ltd.                                     30,000       121,078
Tokyo Steel Manufacturing Co., Ltd.                          1,500        19,565
Tokyo Style Company, Ltd.                                    2,000        24,650
Tokyo Tatemono Company, Ltd. *                               3,000        25,218
Tokyu Corp.                                                 12,000        71,694
Tokyu Land Corp.                                             5,000        36,808
TonenGeneral Sekiyu K.K                                      4,000        42,649
Toppan Printing Company, Ltd.                                7,000        76,975
Toray Industries, Inc.                                      18,000       123,334
Toshiba Corp.                                               41,000       215,835
Tosoh Corp.                                                  6,000        26,722
Toto, Ltd.                                                   4,000        35,997
Toyo Seikan Kaisha, Ltd.                                     2,200        33,053
Toyo Suisan Kaisha, Ltd. *                                   1,000        16,027
Toyobo Company, Ltd.                                         9,000        23,388
Toyoda Gosei Co., Ltd.                                         900        17,222
Toyota Industries Corp.                                      2,600        90,378
Toyota Motor Corp.                                          39,700     1,920,727
Toyota Tsusho Corp.                                          2,000        40,777
Trend Micro, Inc.                                            1,500        50,762
Ube Industries, Ltd.                                        11,000        28,310
UNI Charm Corp.                                                600        27,525
Uniden Corp.                                                 1,000        18,968
UNY Company, Ltd.                                            2,000        27,207
Ushio, Inc.                                                  1,500        33,528
USS Company., Ltd.                                             320        19,733
Wacoal Corp.                                                 1,000        13,578
West Japan Railway Company, Ltd.                                23        88,214
Yahoo Japan Corp.                                              100       121,161
Yakult Honsha Company, Ltd.                                  1,400        28,895
Yamada Denki Company, Ltd.                                   1,000       102,528
Yamaha Corp.                                                 2,300        35,958
Yamaha Motor Company, Ltd.                                   2,500        57,134
Yamato Transport Company, Ltd.                               5,000        82,223

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Yamazaki Baking Company, Ltd.                               3,000    $    23,514
Yaskawa Electric Corporation *                              3,000         28,552
Yokogawa Electric Corp.                                     2,700         43,543
                                                                     -----------
                                                                      33,040,088

KOREA - 0.03%
LG.Philips LCD Co Ltd, ADR *                                2,110         46,652

LUXEMBOURG - 0.15%
Arcelor SA                                                  7,171        171,967
Tenaris SA, ADR                                               700         78,260
                                                                     -----------
                                                                         250,227

MEXICO - 0.82%
America Movil SA de C.V., Series L, ADR                    20,600        591,632
Cemex SA, ADR                                               4,979        280,318
Grupo Televisa SA, ADR                                      2,100        166,740
Telefonos de Mexico SA de CV, Class L, ADR                 14,000        314,020
                                                                     -----------
                                                                       1,352,710

NETHERLANDS - 4.56%
ABN AMRO Holdings NV                                       24,115        595,642
Aegon NV                                                   19,342        307,401
Akzo Nobel NV                                               3,776        169,662
ASML Holding NV *                                           6,744        129,207
Buhrmann NV                                                 1,539         20,395
Corio NV                                                      533         28,046
DSM NV                                                      2,000         74,112
Euronext NV                                                 1,116         50,407
Getronics NV                                                1,602         19,379
Hagemeyer NV *                                              6,817         18,968
Heineken NV                                                 3,417        104,825
IHC Caland NV                                                 443         34,811
ING Groep NV                                               25,869        839,348
Koninklijke (Royal) KPN NV                                 29,025        287,794
Koninklijke (Royal) Philips Electronics NV                 18,185        508,774
Koninklijke Ahold NV *                                     21,603        162,753
Oce-Van Der Grinten NV                                      1,037         14,806
Randstad Holdings NV                                          611         25,263
Reed Elsevier NV                                            9,792        130,456
Rodamco Europe NV                                             592         46,694
Royal Dutch Shell PLC, A Shares                            56,942      1,761,365
Royal Dutch Shell PLC, B Shares                            38,051      1,229,080
Royal Numico NV *                                           1,977         81,488
TNT Post Group NV                                           5,349        144,481
Unilever NV                                                 7,895        531,033
Vedior NV                                                   2,201         31,166
VNU NV                                                      3,363        105,072
Wereldhave NV                                                 274         25,812
Wolters Kluwer NV                                           3,735         74,685
                                                                     -----------
                                                                       7,552,925

NEW ZEALAND - 0.19%
Auckland International Airport, Ltd.                       15,760         20,154
Contact Energy, Ltd.                                        4,646         21,480
Fisher & Paykel Appliances Holdings, Ltd.                   4,059    $     9,269
Fisher & Paykel Healthcare Corp.                            7,769         20,689
Fletcher Building, Ltd.                                     7,464         38,023
Kiwi Income Property Trust                                 11,417         10,589
Sky City Entertainment Group, Ltd.                          6,728         22,219
Sky Network Television, Ltd. *                              3,143         14,134
Telecom Corp. of New Zealand, Ltd.                         31,371        128,069
Tower, Ltd. *                                               4,007          5,631
Vector, Ltd. *                                              3,493          7,118
Warehouse Group, Ltd.                                       1,921          5,062
Waste Management Corp.                                      1,401          6,153
                                                                     -----------
                                                                         308,590

NORWAY - 0.60%
Den Norske Bank ASA                                         9,600        100,738
Norsk Hydro ASA                                             2,040        204,386
Norske Skogindustrier ASA                                   2,300         33,602
Orkla ASA                                                   2,750        102,377
Petroleum Geo-Services ASA *                                  753         21,332
Prosafe ASA                                                   450         16,152
Schibsted ASA                                                 700         19,830
Smedvig ASA, A shares                                         600         12,570
Statoil ASA                                                 9,400        204,946
Stolt Offshore SA *                                         2,756         28,716
Stolt-Nielsen SA                                              600         19,622
Storebrand ASA                                              3,200         29,426
Tandberg ASA                                                1,800         16,018
Tandberg Television ASA *                                   1,000         12,236
Telenor ASA                                                11,200        105,069
Tomra Systems ASA                                           2,400         16,873
Yara International ASA                                      3,000         46,053
                                                                     -----------
                                                                         989,946

PERU - 0.02%
Compania de Minas Buenaventura SA, ADR                      1,366         38,275
PORTUGAL - 0.21%
Banco BPI, SA                                               3,999         17,445
Banco Comercial dos Acores, SA                             25,707         63,951
Banco Espirito Santo, SA                                    1,381         21,736
Brisa Auto Estrada, SA                                      4,341         35,059
Cimpor-Cimentos De Portugal, SA                             2,652         14,227
Electricidade De Portugal, SA                              24,048         70,881
Jeronimo Martins, SGPS, SA                                    497          7,143
Portugal Telecom, SGPS, SA                                  9,973         91,361
PT Multimedia.com, SGPS, SA                                 1,032         11,802
Sonae, SGPS, SA                                            11,838         20,238
                                                                     -----------
                                                                         353,843

RUSSIA - 0.67%
Gazprom, ADR                                                1,020         72,216
JSC MMC Norilsk Nickel, ADR                                 1,080         91,908
Lukoil Oil Company, ADR                                     7,392        421,714
Mechel Steel Group, ADR                                       403         11,614
Mobile Telesystems, ADR                                     1,445         51,254

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COMMON STOCKS (CONTINUED)
RUSSIA (CONTINUED)
RAO Unified Energy System, ADR                              1,190     $   48,611
Rostelecom, ADR                                               901         12,254
Sberbank of Russian Federation, ADR                           550         60,500
Sibirtelecom, ADR                                              71          3,556
Surgutneftegaz, ADR for PFD Shares                          1,006         86,013
Surgutneftegaz, ADR                                         2,069        106,553
Tatneft, ADR                                                  940         63,920
UralsvyAzinform, ADR                                          669          4,803
VolgaTelecom, ADR                                             612          4,480
Vympel Communicatii, ADR *                                  1,339         60,697
Wimm-Bill-Dann Foods OJSC, ADR *                              211          4,136
                                                                      ----------
                                                                       1,104,229

SINGAPORE - 0.69%
Allgreen Properties, Ltd.                                   6,000          4,754
Ascendas Real Estate                                       12,000         13,837
CapitaLand, Ltd.                                           15,000         29,094
CapitaMall Trust                                           12,000         15,966
Chartered Semiconductor Manufacturing, Ltd. *              13,000          9,532
City Developments, Ltd.                                     7,000         34,149
ComfortDelGro Corp., Ltd.                                  25,000         22,175
Cosco Corp. Singapore, Ltd.                                 5,000          6,978
Creative Technology, Ltd.                                     700          5,754
Datacraft Asia, Ltd. *                                      3,000          3,090
DBS Group Holdings, Ltd.                                   16,000        155,165
Fraser & Neave, Ltd.                                        3,000         30,690
Haw Par Corp., Ltd.                                         1,000          2,986
Jardine Cycle and Carriage, Ltd.                            2,000         12,300
Keppel Corp., Ltd.                                          8,000         55,349
Keppel Land, Ltd.                                           5,000         11,235
Neptune Orient Lines, Ltd.                                  7,000         11,838
Olam International, Ltd.                                    8,000          7,238
Oversea-Chinese Banking Corp., Ltd.                        36,000        138,371
OverSeas Union Enterprises, Ltd.                            1,000          5,765
Parkway Holdings, Ltd.                                      8,000          9,698
SembCorp Industries, Ltd. *                                12,000         18,946
SembCorp Logistics, Ltd.                                    4,000          3,974
SembCorp Marine, Ltd.                                       7,000         11,011
Singapore Airlines, Ltd.                                    8,000         55,349
Singapore Exchange, Ltd.                                   10,000         16,262
Singapore Land, Ltd.                                        2,000          6,327
Singapore Petroleum Co., Ltd.                               2,000          5,629
Singapore Post, Ltd.                                       18,000         12,560
Singapore Press Holdings, Ltd.                             22,000         58,542
Singapore Technologies Engineering, Ltd.                   19,000         29,549
Singapore Telecommunications, Ltd.                         95,000        141,003
SMRT Corporation, Ltd.                                      8,000          5,109
ST Assembly Test Services, Ltd. *                          17,000         11,158
Suntec Real Estate Investment Trust *                      11,000          7,025
United Overseas Bank, Ltd.                                 16,000        137,189
United Overseas Land, Ltd.                                  7,000          9,893
Venture Corp., Ltd.                                         3,000         24,304
Want Want Holdings ADR                                      5,000     $    5,050
Wing Tai Holdings, Ltd.                                     6,000          4,967
                                                                      ----------
                                                                       1,149,811

SOUTH KOREA - 2.26%
Kookmin Bank ADR                                           21,214      1,399,912
Korea Electric Power Corp., ADR                            31,806        535,613
KT Corp., Sponsored ADR                                    17,701        386,413
POSCO, SADR                                                18,987        944,793
SK Telecom Company, Ltd., ADR                              22,197        469,022
                                                                      ----------
                                                                       3,735,753

SPAIN - 3.08%
Abertis Infrastructuras SA                                  3,030         80,343
Acciona SA                                                    378         41,870
Acerinox SA                                                 2,436         32,425
ACS Actividades SA                                          3,453         99,742
Aguas De Barcelona SA-Class A                                 770         17,657
Aguas De Barcelona *                                            7            160
Altadis SA, Series A                                        3,934        166,325
Antena 3 de Television SA                                   1,028         22,580
Banco Bilbao Vizcaya Argentaria SA                         46,751        827,894
Banco Popular Espanol SA                                   11,836        143,035
Banco Santander Central, Hispano SA                        81,887      1,042,684
Cintra Concesiones de Infraestructuras de
   Transporte SA                                            2,598         31,733
Corporacion Mapfre SA                                       1,421         23,874
Ebro Puleva SA                                              1,119         19,789
Endesa SA                                                  13,175        343,753
Fomento de Construcciones SA                                  604         33,477
Gamesa Corporation Tecno SA                                 1,448         20,316
Gas Natural SDG SA                                          2,522         68,865
Grupo Ferrovial SA                                            835         58,182
Iberdrola SA                                               11,224        295,760
Iberia Lineas Aereas de Espana SA                           6,235         15,952
Indra Sistemas SA                                           1,809         35,725
Industria de Diseno Textil SA                               3,055         89,866
Inmobiliaria Colonial SA                                      407         22,419
Metrovacesa SA                                                740         47,287
NH Hoteles SA                                               1,027         15,511
Promotora de Informaciones SA                               1,013         17,461
Repsol SA                                                  12,653        373,097
Sacyr Vallehermoso SA                                       1,452         36,960
Sogecable SA *                                                530         21,246
Telefonica Publicidad e Informacion SA                      2,148         17,246
Telefonica SA                                              61,478        910,381
Union Fenosa SA                                             2,982        110,149
Zeltia SA *                                                 2,097         15,254
                                                                      ----------
                                                                       5,099,018

SWEDEN - 1.90%
Alfa Laval AB                                               1,300         25,908
Assa Abloy AB, Series B                                     4,200         62,127
Atlas Copco AB, Series A *                                  4,700         94,249

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
SWEDEN (CONTINUED)
Atlas Copco AB, Series B *                                   2,800    $   50,083
Axfood AB                                                      400        10,447
Billerud Aktibolag AB                                          700         8,297
Capio AB *                                                   1,000        17,639
Castellum AB                                                   500        18,196
D. Carnegie & Company AB                                       600         8,430
Electrolux AB, Series B                                      4,000        93,085
Elekta AB, ADR                                               1,144        17,205
Eniro AB                                                     2,100        22,875
Ericsson LM, Series B                                      206,000       673,186
Fabege AB                                                    1,000        16,897
Gambro AB- A shares *                                        2,500        24,679
Gambro AB- B shares *                                        1,500        14,808
Gambro AB- Redemption A *                                    2,500         8,956
Gambro AB- Redemption B *                                    1,500         5,375
Getinge AB, Series B                                         2,400        30,896
Hennes & Mauritz AB, Series B                                6,600       206,694
Hoganas AG, B Shares                                           400         8,219
Holmen AB, Series B                                            700        21,922
Lundin Petroleum AB, Series A *                              2,190        22,365
Modern Time Group AB, Series B *                               650        25,224
Nordea Bank AB                                              29,500       287,565
OMX AB *                                                     1,000        12,997
Oriflame Cosmetics AB                                          400        10,522
Sandvik AB                                                   2,800       132,399
SAS AB *                                                     1,000        11,419
Scania AB, Series B                                          1,300        45,057
Securitas AB, B Shares                                       4,000        61,397
Skandia Forsakrings AB                                      14,500        79,513
Skandinaviska Enskilda Banken AB, Series A                   6,600       124,180
Skanska AB, Series B                                         5,000        74,580
SKF AB, Series B *                                           5,400        70,520
SSAB Svenskt Stal AB, Series A                                 800        25,747
SSAB Svenskt Stal AB, Series B                                 400        11,834
Svenska Cellulosa AB, Series B                               2,700        93,915
Svenska Handelsbanken AB, Series A                           7,200       159,978
Swedish Match AB                                             4,500        51,525
Tele2 AB, Series B *                                         4,189        42,520
Telelogic AB *                                               3,000         7,130
Teliasonera AB                                              26,000       132,597
Trelleborg AB, Series B                                      1,000        16,587
Volvo AB, Series A                                           1,300        53,988
Volvo AB, Series B                                           3,000       128,488
Wihlborgs Fastigheter AB *                                     218         4,803
WM Data AB, Series B                                         4,000        12,131
                                                                      ----------
                                                                       3,139,154

SWITZERLAND - 5.76%
ABB, Ltd. *                                                 27,342       240,170
Adecco SA                                                    1,845        84,189
Ciba Specialty Chemicals Holding AG                            889        52,229
Clariant AG *                                                3,042        41,411
Compagnie Financiere Richemont AG, Series A                  6,875    $  271,884
Credit Suisse Group AG                                      16,715       814,203
Geberit AG                                                      52        38,360
Givaudan AG                                                     88        56,050
Holcim, Ltd.                                                 2,568       166,689
Kudelski SA                                                    465        14,181
Kuoni Reisen Holding AG, Series B *                             38        14,739
Logitech International SA *                                  1,076        49,262
Lonza Group AG                                                 500        28,329
Micronas Semiconductor Holding AG *                            429        14,029
Nestle SA                                                    5,559     1,648,802
Nobel Biocare Holding AG, Series BR                            327        74,482
Novartis AG                                                 32,516     1,702,583
Phonak Holding AG                                              562        23,935
PSP Swiss Property AG *                                        496        21,124
Rieter Holdings AG                                              59        16,961
Roche Holdings AG                                            9,656     1,451,080
Schindler Holding AG                                            68        25,858
Serono AG, Series B                                             71        52,053
SIG Holding AG, REG                                             82        17,181
Societe Generale de Surveillance Holdings AG                    57        46,167
Straumann Holding AG                                           103        22,325
Sulzer AG                                                       48        23,180
Swatch Group AG, BR shares                                     474        68,492
Swatch Group AG                                                725        21,393
Swiss Reinsurance Company AG                                 4,459       329,279
Swisscom AG                                                    302        94,569
Syngenta AG *                                                1,493       164,186
Synthes AG                                                     650        69,948
UBS AG                                                      14,718     1,357,741
Unaxis Holding AG *                                             75        10,546
Valora Holding AG *                                             47         8,504
Zurich Financial Services AG *                               1,992       406,763
                                                                      ----------
                                                                       9,542,877

TURKEY - 0.27%
Turkcell Iletisim Hizmetleri AS - ADR                       29,553       450,683

UNITED KINGDOM - 18.11%
3I Group PLC                                                 7,645       112,282
Aegis Group PLC                                             14,805        30,449
Aggreko PLC                                                  3,369        14,908
Alliance Unichem PLC                                         3,342        43,064
AMEC PLC                                                     4,399        26,475
Amvescap PLC                                                 9,652        66,031
Anglo American PLC                                          19,747       621,087
ARM Holdings PLC                                            17,849        37,715
Arriva PLC                                                   2,581        25,659
Associated British Ports Holdings PLC                        4,010        39,917
AstraZeneca Group PLC                                       22,461     1,037,887
Aviva PLC                                                   33,216       394,933
BAA PLC                                                     15,417       169,688
Barclays PLC                                                89,371       914,012

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Barratt Developments PLC                                      3,191   $   50,044
BBA Group PLC                                                 5,996       32,504
Bellway PLC                                                   1,491       26,637
Berkeley Group Holdings PLC *                                 1,438       25,329
BG Group PLC                                                 49,545      463,800
BHP Billiton PLC                                             34,436      516,793
BICC PLC                                                      5,613       32,664
BOC Group PLC                                                 6,616      127,534
Boots Group PLC                                               9,549       99,065
Bovis Homes Group PLC                                         1,572       19,753
BP PLC                                                      291,733    3,203,392
BPB PLC                                                       6,614       88,262
Brambles Industries, Ltd.                                     9,578       65,276
Bristish Aerospace Systems PLC                               45,600      267,337
Britannic Group PLC                                           2,625       29,210
British Airways PLC *                                         7,158       38,680
British American Tobacco Australasia, Ltd.                   22,256      485,683
British Land Company PLC                                      6,852      116,240
British Sky Broadcasting Group PLC                           17,580      150,411
Brixton PLC                                                   3,378       23,665
BT Group PLC                                                118,879      439,580
Bunzl PLC                                                     4,627       47,642
Cable & Wireless PLC                                         31,660       65,389
Cadbury Schweppes PLC                                        29,471      283,540
Capita Group PLC                                              8,776       59,582
Carnival PLC                                                  2,255      126,579
Cattles PLC                                                   4,346       22,299
Centrica PLC                                                 53,064      211,380
Close Brothers Group PLC                                      1,721       25,291
Cobham PLC                                                   14,816       42,597
Compass Group PLC                                            28,494      104,129
Cookson Group PLC *                                           2,504       16,653
Corus Group PLC                                              58,766       56,742
Daily Mail and General Trust PLC                              3,979       51,720
Davis Service Group PLC                                       2,234       17,643
De La Rue PLC *                                               2,192       16,059
Diageo PLC                                                   41,342      597,879
Dixons Group PLC                                             24,881       65,932
E D & F Manitoba Treasury Management PLC                      4,266      131,146
Electrocomponents PLC                                         5,754       25,662
EMAP PLC                                                      3,405       50,717
EMI Group PLC                                                10,439       42,307
Enterprise Inns PLC                                           4,620       69,774
First Choice Holidays PLC                                     5,931       22,008
FirstGroup PLC                                                5,205       30,988
FKI PLC                                                       7,697       15,064
Friends Provident Ethical Investment Trust
   PLC                                                       24,929       82,358
Gallaher Group PLC                                            8,661      132,154
George Wimpey PLC                                             5,191       39,356
GKN PLC                                                       9,488       46,751
GlaxoSmithKline PLC                                          80,396    1,989,766
Great Portland Estates PLC                                    2,148   $   14,862
Group 4 Securicor PLC                                        15,050       40,337
GUS PLC                                                      14,322      222,129
Hammerson PLC                                                 3,666       60,636
Hanson PLC                                                    9,644       99,382
Hays PLC                                                     21,760       45,413
HBOS PLC                                                     54,051      816,779
Hilton Group PLC                                             21,165      122,708
HMV Group PLC                                                 5,340       17,295
HSBC Holdings PLC                                           154,780    2,482,339
ICAP PLC                                                      6,396       40,156
IMI PLC                                                       4,614       37,599
Imperial Chemical Industries PLC                             15,748       88,438
Imperial Tobacco Group PLC                                   10,252      306,113
Inchcape PLC                                                    980       39,921
InterContinental Hotels Group PLC                             5,849       79,370
International Power PLC                                      19,476       82,726
Intertek Group PLC                                            2,049       25,285
Invensys PLC *                                               75,187       22,788
iSOFT Group PLC                                               2,867       18,968
ITV PLC                                                      54,206      101,862
J Sainsbury PLC                                              18,001       88,698
Johnson Matthey PLC                                           2,901       62,654
Kesa Electricals PLC                                          7,001       29,889
Kingfisher PLC                                               31,036      120,944
Land Securities Group PLC                                     6,682      179,264
Legal & General Group PLC                                    92,885      188,220
Liberty International PLC                                     3,190       54,089
Lloyds TSB Group PLC                                         77,771      633,742
Logicacmg PLC                                                14,891       41,136
London Stock Exchange PLC                                     3,365       34,939
Marconi Corp. *                                               2,760       18,093
Marks & Spencer Group, PLC                                   23,635      187,071
Meggitt PLC                                                   5,685       32,960
MFI Furniture Group PLC                                       7,862       10,178
Misys PLC                                                     6,402       24,061
Mitchells & Butler PLC                                        6,744       43,567
National Express Group PLC                                    1,814       28,339
National Grid PLC ADR                                        38,173      354,369
Next Group PLC                                                3,422       82,085
Ocean Group PLC                                               3,934       82,511
Pearson PLC                                                  10,610      123,578
Persimmon PLC                                                 3,662       70,083
Pilkington PLC                                               13,661       35,313
Premier Farnell PLC                                           4,798       13,379
Provident Financial PLC                                       3,375       34,838
Prudential Corp. PLC                                         33,785      308,661
Punch Taverns PLC                                             3,342       48,042
Rank Group PLC                                                8,254       44,173
Reckitt Benckiser PLC                                         8,839      274,026
Reed Elsevier PLC                                            18,301      163,237
Rentokil Initial PLC                                         23,930       66,935

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Reuters Group PLC                                          19,000   $    131,957
Rexam PLC                                                   7,295         64,499
Rio Tinto PLC                                              14,886        603,294
Rolls-Royce Group PLC *                                    20,664        139,398
Royal & Sun Alliance PLC                                   38,574         75,827
Royal Bank of Scotland Group PLC                           43,886      1,254,138
SAB Miller PLC                                             12,805        227,764
Schroders PLC                                               1,643         25,226
Scottish & Newcastle PLC                                   10,050         82,722
Scottish & Southern Energy PLC                             12,317        209,271
Scottish Power PLC                                         26,531        243,996
Serco Group PLC                                             6,126         31,220
Severn Trent PLC                                            4,575         79,554
Signet Group PLC                                           22,947         41,035
Slough Estates PLC                                          5,590         52,862
Smith & Nephew PLC                                         12,415        110,521
Smiths Group PLC                                            7,442        125,541
SSL International PLC                                       2,505         12,245
Stagecoach Group PLC                                       11,308         23,110
Tate & Lyle PLC                                             6,435         61,131
Taylor Woodrow PLC                                          7,526         44,318
Tesco PLC                                                 108,362        568,663
The Sage Group PLC                                         16,972         68,269
Tomkins PLC                                                10,221         51,027
Travis Perkins PLC                                          1,535         33,737
Trinity Mirror PLC                                          3,850         40,575
Unilever PLC                                               38,810        380,784
United Business Media PLC                                   3,661         38,266
United Utilities PLC                                       11,472        128,453
Vodafone Group PLC                                        872,604      1,885,354
Whitbread PLC                                               3,381         55,190
William Hill PLC                                            5,213         46,001
Wolseley PLC                                                8,448        180,114
WPP Group PLC                                              17,084        168,655
Yell Group PLC                                              9,313         79,600
Yorkshire Water PLC                                         4,966         62,958
                                                                    ------------
                                                                      29,996,528

UNITED STATES - 0.41%
iShares MSCI Malaysia Index Fund *                         89,109        630,001
Southern Copper Corp.                                         700         44,527
                                                                    ------------
                                                                         674,528

VENEZUELA - 0.01%
CIA Anonima Nacional Telefonos de Venezuela,
   ADR                                                      1,107         15,764
                                                                    ------------
TOTAL COMMON STOCKS (Cost $154,484,886)                             $158,783,828
                                                                    ------------

PREFERRED STOCKS - 0.16%
GERMANY - 0.16%
Fresenius Medical Care AG, Non-Voting                         355         29,106
Henkel KGaA-Vorzug, Non-Voting                                804         77,540
Porsche AG, Non Voting                                        107         79,724
RWE AG, Non Votintg                                           528   $     31,424
Volkswagen AG, Non-Voting                                   1,425         54,686
                                                                    ------------
                                                                         272,480
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $259,465)                              $    272,480
                                                                    ------------

RIGHTS - 0.00%
AUSTRALIA - 0.00%
Orica, Ltd. (Expiration date 12/14/2005)                      449          1,610

HONG KONG - 0.00%
Cheung Kong Holdings, Ltd. (expiration date
   12/08/05)                                                  656              0

ITALY - 0.00%
Fiat SpA - Rights (expiration date 12/14/05)                6,708             17
                                                                    ------------
TOTAL RIGHTS (Cost $0)                                              $      1,627
                                                                    ------------

SHORT TERM INVESTMENTS - 3.45%
AIM Short-Term Investments Trust, STIC Prime
   Portfolio, Institutional Class
   4.05% due 01/01/2050                                $5,708,404   $  5,708,404
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $5,708,404)                                                   $  5,708,404
                                                                    ------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY INDEX FUND)
   (COST $160,452,755) - 99.46%                                     $164,766,339
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.54%                            897,484
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $165,663,823
                                                                    ============

INTERNATIONAL OPPORTUNITIES FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.23%
AUSTRALIA - 1.49%
CSL, Ltd.                                                  192,236   $ 5,627,954

AUSTRIA - 1.50%
Erste Bank AG                                              106,992     5,701,692

BAHAMAS - 1.31%
Kerzner International, Ltd. *                               76,202     4,953,892

BRAZIL - 1.55%
Petroleo Brasileiro SA, ADR *                               87,053     5,884,783

CANADA - 7.79%
Canadian National Railway Company *                        150,327    12,005,114
Shoppers Drug Mart Corp.                                   260,887     8,925,670
Talisman Energy, Inc.                                      179,777     8,588,456
                                                                     -----------
                                                                      29,519,240

CHINA - 1.02%
CNOOC, Ltd., SADR                                           57,752     3,851,481

FRANCE - 9.73%
JC Decaux SA *                                             175,197     3,810,983

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)
Sanofi Aventis SA                                          69,035   $  5,583,512
Veolia Environnement SA                                   272,407     11,674,457
Vinci SA                                                  198,279     15,802,924
                                                                    ------------
                                                                      36,871,876

GERMANY - 6.29%
Continental AG                                            139,878     11,859,127
Fresenius AG                                               25,502      3,339,828
Hypo Real Estate Holding AG                               165,725      8,636,233
                                                                    ------------
                                                                      23,835,188

HONG KONG - 1.47%
Shangri-La Asia, Ltd.                                   3,871,778      5,566,881

INDIA - 1.96%
ICICI Bank, Ltd., ADR                                     137,633      3,505,513
Reliance Industries, Ltd., GDR                            108,464      3,912,296
                                                                    ------------
                                                                       7,417,809

IRELAND - 1.15%
Anglo Irish Bank Corp. PLC                                315,745      4,355,483

JAPAN - 20.37%
Advantest Corp.                                            25,700      2,340,756
Chugai Pharmaceutical Company, Ltd.                       158,896      3,591,508
Credit Saison Company, Ltd.                               124,676      5,365,209
Fanuc, Ltd.                                                47,438      3,896,516
Keyence Corp.                                              15,337      3,908,741
LeoPalace21 Corp.                                         215,450      6,913,123
Mitsubishi UFJ Financial Group, Inc.                          303      3,823,104
Murata Manufacturing Company, Ltd.                        140,569      8,034,192
Nippon Electric Glass Company, Ltd.                       400,305      8,128,190
Sega Sammy Holdings, Inc.                                 114,818      3,693,748
Seiyu, Ltd. *                                           1,192,000      3,406,426
Sumitomo Mitsui Financial Group, Inc.                         410      3,871,318
Sumitomo Realty & Development Company, Ltd.               347,958      5,809,234
Toyota Motor Corp.                                        175,035      8,468,374
Yamada Denki Company, Ltd.                                 57,728      5,918,718
                                                                    ------------
                                                                      77,169,157

MEXICO - 9.51%
America Movil SA de C.V., Series L, ADR                   432,840     12,431,165
Cemex SA, ADR                                             272,767     15,356,782
Grupo Televisa SA, ADR                                    103,899      8,249,581
                                                                    ------------
                                                                      36,037,528

NORWAY - 1.08%
Stolt Offshore SA *                                       394,491      4,110,348

SINGAPORE - 1.43%
CapitaLand, Ltd.                                        2,802,587      5,435,802

SOUTH KOREA - 3.05%
Hyundai Motor Company, ADR                                143,198      5,727,920
Samsung Electronics Company, Ltd., GDR                     20,109      5,826,583
                                                                    ------------
                                                                      11,554,503

SWEDEN - 4.17%
Telefonaktiebolaget LM Ericsson, SADR                     484,452     15,783,446

SWITZERLAND - 10.01%
Lonza Group AG                                            149,132   $  8,449,566
Roche Holdings AG                                         113,017     16,983,922
UBS AG                                                    135,622     12,511,178
                                                                    ------------
                                                                      37,944,666

TAIWAN - 1.02%
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR                      404,376      3,873,922

UNITED KINGDOM - 11.33%
ARM Holdings PLC                                        2,262,868      4,781,392
Carphone Warehouse                                      1,142,315      4,555,340
Diageo PLC                                                385,141      5,569,824
Enterprise Inns PLC                                       857,277     12,947,112
InterContinental Hotels Group PLC                         280,085      3,800,704
Reckitt Benckiser PLC                                     363,440     11,267,330
                                                                    ------------
                                                                      42,921,702
                                                                    ------------
TOTAL COMMON STOCKS (Cost $351,780,514)                             $368,417,353
                                                                    ------------

REPURCHASE AGREEMENTS - 3.85%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $14,580,770 on
   12/01/2005, collateralized by
   $14,910,000 U.S. Treasury Bills,
   zero coupon due 12/22/2005 (valued
   at $14,872,725, including
   interest) (c)                                      $14,580,000   $ 14,580,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,580,000)                                                  $ 14,580,000
                                                                    ------------
TOTAL INVESTMENTS (INTERNATIONAL OPPORTUNITIES
   FUND)
   (COST $366,360,514) - 101.08%                                    $382,997,353
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.08)%                       (4,109,700)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $378,887,653
                                                                    ============

The portfolio had the following five top industry concentrations as of November 30, 2005 (as a percentage of total net assets):

Banking                8.91%
Hotels & Restaurants   7.20%
Real Estate            7.07%
Electronics            7.01%
Pharmaceuticals        5.96%

INTERNATIONAL SMALL CAP FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 86.86%
AUSTRALIA - 4.81%
Billabong International, Ltd.                               475,751   $4,480,947
Downer EDI, Ltd.                                          1,850,141    9,465,239

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
AUSTRALIA (CONTINUED)
Iluka Resources, Ltd.                                      134,948   $   787,162
PaperlinkX, Ltd.                                         3,433,491     8,681,258
                                                                     -----------
                                                                      23,414,606

AUSTRIA - 0.66%
Wienerberger Baustoffindustrie AG                           84,077     3,231,535

BELGIUM - 1.01%
Barco NV                                                    70,670     4,920,044

BERMUDA - 2.12%
Axis Capital Holdings, Ltd.                                 16,740       506,887
Ngai Lik Industrial Holding, Ltd.                       17,156,513     2,234,483
People's Food Holdings, Ltd.                            12,758,529     7,544,515
                                                                     -----------
                                                                      10,285,885

BRAZIL - 0.74%
Aracruz Celulose SA, ADR                                    92,153     3,593,967

CANADA - 12.45%
CAE, Inc.                                                1,283,126     8,990,895
Domtar, Inc.                                               812,410     4,314,667
GSI Lumonics, Inc. *                                       564,982     4,888,057
Legacy Hotels Real Estate Investment, REIT                 853,311     5,752,576
Linamar Corp.                                              440,974     4,174,030
MDS, Inc.                                                  442,022     6,966,939
North West Company                                         342,094     9,740,624
Open Text Corp. *                                          429,942     6,415,616
Quebecor World, Inc.                                       180,391     2,716,527
Transcontinental, Inc., Class A                            292,780     4,865,455
Transcontinental, Inc., Class B                            104,867     1,736,405
                                                                     -----------
                                                                      60,561,791

CHINA - 0.73%
BYD Company, Ltd., H Shares                              1,398,825     2,119,473
China Pharmaceutical Group, Ltd. *                       8,402,384     1,419,386
                                                                     -----------
                                                                       3,538,859

DENMARK - 1.76%
Vestas Wind Systems AS                                     572,919     8,541,629

FINLAND - 3.71%
Amer Group Oyj                                             343,767     6,197,060
Huhtamaki Oyj                                              363,043     5,577,204
KCI Konecranes Oyj                                          22,121       984,024
Metso Oyj                                                  202,807     5,305,841
                                                                     -----------
                                                                      18,064,129

GERMANY - 3.09%
Celesio AG                                                  25,796     2,045,916
Jenoptik AG *                                              605,913     5,000,602
Vossloh AG                                                 145,284     7,956,417
                                                                     -----------
                                                                      15,002,935

HONG KONG - 10.95%
Asia Satellite Telecom Holdings                          1,208,720     2,026,262
China Oilfield Services Ltd., H shares                  13,587,059     4,862,001
China Power International Development, Ltd.                788,309       259,217
China Resource Power Holdings                            7,210,558     4,463,101
Chitaly Holdings, Ltd.                                   3,608,729   $ 1,465,856
Dah Sing Financial Group                                   658,659     4,527,041
Fountain Set Holdings, Ltd.                             11,063,436     4,672,270
Giordano International, Ltd.                            10,964,073     6,185,525
Hang Lung Group, Ltd.                                      210,899       407,936
Hopewell Holdings, Ltd.                                    398,357       976,006
Hung Hing Printing                                       1,740,216       920,055
Lerado Group Holdings                                   12,649,682       668,791
TCL Communication Technology Holdings, Ltd. *            9,435,096       316,334
TCL International Holdings, Ltd.                        21,841,942     3,408,029
Techtronic Industries Company, Ltd.                      1,549,207     3,945,510
Texwinca Holdings, Ltd.                                  6,320,868     4,482,972
Travelsky Technology Ltd.                                3,576,058     3,089,626
Weiqiao Textile Company, Ltd.                            2,111,723     2,804,793
Yue Yuen Industrial Holdings, Ltd.                       1,409,455     3,789,517
                                                                     -----------
                                                                      53,270,842

INDIA - 0.12%
Satyam Computer Services, Ltd., ADR                         15,946       561,937

INDONESIA - 0.85%
Astra International Tbk PT                               3,933,756     3,569,011
PT Indonesian Satellite Corp.                            1,070,368       570,934
                                                                     -----------
                                                                       4,139,945

ISRAEL - 0.31%
Orbotech, Ltd. ADR *                                        64,956     1,506,330

JAPAN - 6.43%
Hokuetsu Paper Mills, Ltd. *                               478,616     2,367,584
Japan Airport Terminal Company, Ltd.                       344,251     3,049,142
Meitec Corp.                                               248,793     8,274,043
Nichii Gakkan Company, Ltd.                                100,300     2,459,833
Sohgo Security Services Company, Ltd.                      636,913     9,340,149
Tenma Corp. *                                              161,984     2,923,630
Tokyo Individualized Educational Institute,
Inc.                                                       312,520     2,872,547
                                                                     -----------
                                                                      31,286,928

LUXEMBOURG - 0.36%
Thiel Logistik AG *                                        492,233     1,741,029

MEXICO - 0.50%
Grupo Aeroportuario, ADR                                    76,786     2,406,473

NETHERLANDS - 9.51%
Aalberts Industries NV                                     130,562     6,534,442
Arcadis NV                                                 118,458     3,603,281
Draka Holdings *                                           373,354     5,687,185
IHC Caland NV                                               45,789     3,598,117
Imtech NV                                                  112,130     3,675,197
Oce-Van Der Grinten NV                                     243,638     3,478,590
OPG Groep NV                                               117,546     7,968,741
Pyaterochka Holding NV, GDR-USD *                           31,845       732,116
Pyaterochka Holding NV-GBP *                               108,308     2,490,001
Vedior NV                                                  597,518     8,460,734
                                                                     -----------
                                                                      46,228,404

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
NORWAY - 1.33%
Prosafe ASA                                               180,447   $  6,476,796

PHILIPPINES - 0.66%
Philippine Long Distance Telephone Company                100,132      3,216,013

SINGAPORE - 2.58%
Huan Hsin Holdings Ltd.                                 3,335,298      1,203,082
Osim International                                      3,166,116      3,014,279
Venture Corp., Ltd.                                       974,138      7,891,721
Want Want Holdings ADR                                    456,000        460,560
                                                                    ------------
                                                                      12,569,642

SPAIN - 0.56%
Sol Melia SA                                              121,394      1,488,485
Transportes Azkar                                         136,674      1,252,048
                                                                    ------------
                                                                       2,740,533

SWEDEN - 1.95%
D. Carnegie & Company AB                                  673,945      9,468,566

SWITZERLAND - 4.90%
Gurit Heberlein                                             4,599      4,267,077
Kuoni Reisen Holding AG, Series B *                         9,989      3,874,356
SIG Holding AG, REG                                        20,270      4,247,004
Verwaltungs-und Privat-Bank AG                             44,784      7,050,185
Vontobel Holdings AG                                      148,115      4,393,098
                                                                    ------------
                                                                      23,831,720

THAILAND - 2.86%
BEC World, Public Co., Ltd.                             8,423,832      2,657,038
Glow Energy PCL                                         8,255,316      4,426,604
Total Access Communication PCL *                        2,184,570      6,815,858
                                                                    ------------
                                                                      13,899,500

UNITED KINGDOM - 10.67%
Avis Europe PLC *                                       1,867,032      2,247,356
Bodycote International                                  2,235,233      8,478,171
Burberry Group PLC *                                      590,028      4,271,537
Cambridge Antibody Technology Group PLC *                 470,950      5,554,656
DS Smith PLC                                            2,214,610      5,791,745
DX Services PLC                                           239,000      1,386,685
Electrocomponents PLC                                     121,262        540,801
Game Group PLC                                          6,628,357      8,466,485
Homeserve PLC                                              73,642      1,498,645
John Wood Group PLC                                     1,888,954      6,674,009
Yule Catto & Company PLC                                1,440,948      6,962,862
                                                                    ------------
                                                                      51,872,952

UNITED STATES - 1.24%
CAE, Inc. *                                                95,766        672,278
Quebecor World, Inc.                                      146,526      2,209,612
Steiner Leisure, Ltd. *                                    83,566      3,140,410
                                                                    ------------
                                                                       6,022,300
                                                                    ------------
TOTAL COMMON STOCKS (Cost $418,435,311)                             $422,395,290
                                                                    ------------

PREFERRED STOCKS - 1.04%
GERMANY - 1.04%
Hugo Boss AG                                              148,776   $  5,064,000
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $4,990,636)                            $  5,064,000
                                                                    ------------

REPURCHASE AGREEMENTS - 12.63%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $61,426,242 on
   12/1/2005, collateralized by
   $64,095,000 U.S. Treasury Notes,
   4.00% due 2/15/2014 (valued at
   $62,652,863 including interest) (c)                $61,423,000   $ 61,423,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $61,423,000)                                                  $ 61,423,000
                                                                    ------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP FUND)
   (COST $484,848,947) - 100.53%                                    $488,882,290
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.53)%                       (2,569,991)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $486,312,299
                                                                    ============

The portfolio had the following five top industry concentrations as of November 30, 2005 (as a percentage of total net assets):

Business Services      6.72%
Electrical Equipment   5.46%
Apparel & Textiles     5.30%
Paper                  4.79%
Electronics            4.31%

INTERNATIONAL STOCK FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.01%
AUSTRALIA - 3.02%
Amcor, Ltd.                                                194,168   $ 1,006,274
Australia and New Zealand Bank Group, Ltd.                 137,169     2,424,690
BHP Billiton, Ltd.                                         222,642     3,599,785
Commonwealth Bank of Australia, Ltd.                        76,718     2,370,796
Foster's Group, Ltd.                                       195,843       818,045
Investa Property Group, Ltd.                               450,500       676,101
Macquarie Bank, Ltd.                                        40,483     2,029,790
Mirvac Group, Ltd.                                         313,474       938,593
National Australia Bank, Ltd.                              105,072     2,521,484
Qantas Airways, Ltd., ADR                                  300,772       838,300
Rinker Group, Ltd.                                          95,241     1,104,055
Santos, Ltd.                                               156,693     1,321,770
Stockland Company, Ltd.                                    134,706       618,442
Telstra Corp., Ltd.                                      1,013,445     2,884,573
Woodside Petroleum, Ltd.                                    42,669     1,102,505
Woolworths, Ltd.                                           109,048     1,371,332
                                                                     -----------
                                                                      25,626,535

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
AUSTRIA - 0.74%
Bohler Uddeholm AG                                           3,561   $   581,565
Oesterreichische Elektrizitaets AG, Class A                  1,300       408,158
OMV AG                                                      48,930     2,703,860
Telekom Austria AG                                          62,855     1,424,319
Voestalpine AG                                              11,972     1,139,080
                                                                     -----------
                                                                       6,256,982

BELGIUM - 0.91%
Colruyt SA                                                   2,958       397,922
Delhaize Group                                              14,345       907,370
DEXIA                                                       92,571     2,020,205
Fortis Group SA                                            100,973     3,002,371
UCB SA                                                      28,326     1,395,968
                                                                     -----------
                                                                       7,723,836

BERMUDA - 0.04%
Frontline, Ltd.                                              7,613       312,774

CANADA - 3.05%
BCE, Inc.                                                   47,091     1,114,549
Canadian Imperial Bank of Commerce                          40,870     2,632,358
Canadian Natural Resources, Ltd.                           148,637     6,731,573
EnCana Corp.                                                99,197     4,399,031
Magna International, Inc.                                   11,800       808,635
National Bank Canada Montreal Quebec                        30,965     1,638,169
Nexen, Inc.                                                 35,339     1,551,114
Petro-Canada                                               103,967     3,967,560
Royal Bank of Canada, Montreal                              39,837     3,037,767
                                                                     -----------
                                                                      25,880,756

CHINA - 0.00%
Noble Group, Ltd.                                           41,361        33,018

DENMARK - 0.74%
A P Moller- Maersk AS                                          121     1,106,316
A P Moller- Maersk AS                                          189     1,778,873
Danske Bank AS                                              25,519       821,474
DSV AS                                                       5,378       553,819
H. Lundbeck AS                                              12,755       263,304
TDC AS                                                      28,828     1,726,023
                                                                     -----------
                                                                       6,249,809

FINLAND - 3.18%
Amer Group Oyj                                              24,700       445,265
Elcoteq SE                                                  14,700       325,829
Fortum Corp. Oyj                                           150,889     2,654,241
Kesko Oyj                                                   39,767     1,032,415
Metra Oyj, B Shares                                         17,037       457,975
Metso Oyj                                                   56,817     1,486,448
Neste Oil Oyj *                                             30,400       890,664
Nokia AB - Oyj                                             666,785    11,399,029
OKO Bank - A                                                33,400       413,475
Orion Oyj, Series B                                         17,900       317,617
Outokumpu Oyj                                               91,904     1,235,246
Pohjola Group Oyj                                            5,576        87,436
Rautaruukki Oyj                                             80,009     1,634,750
Sampo Oyj, A Shares                                        205,358   $ 3,350,902
YIT-Yhtyma Oyj                                              30,758     1,245,295
                                                                     -----------
                                                                      26,976,587

FRANCE - 6.78%
Alstom RGPT ADR *                                           23,378     1,324,387
Assurances Generales de France                               6,994       682,763
AXA Group                                                   23,365       704,937
BNP Paribas SA                                             129,666    10,273,287
Business Objects SA *                                       26,000     1,039,478
Cap Gemini SA *                                             20,252       802,987
Carrefour SA                                                34,688     1,509,106
Casino Guich Perrachon SA                                    7,000       460,930
Christian Dior SA                                            6,300       535,537
Compagnie De Saint Gobain SA                                37,387     2,166,497
Compagnie Generale des Etablissements
   Michelin, Class B                                        20,853     1,137,089
L'Oreal SA                                                  25,951     1,875,550
LVMH Moet Hennessy SA                                       27,910     2,395,550
Peugeot SA                                                  78,172     4,718,839
Pinault-Printemps-Redoute SA                                 6,543       705,464
Publicis Groupe SA                                          31,267     1,059,466
Renault Regie Nationale SA                                  27,351     2,141,190
Sanofi Aventis SA                                           85,633     6,925,949
Schneider Electric SA                                       14,096     1,217,356
Societe Generale                                            30,923     3,685,928
Total SA                                                    41,070    10,284,738
Vallourec                                                    1,800       859,491
Vinci SA                                                     4,910       391,329
Zodiac SA                                                    9,454       568,460
                                                                     -----------
                                                                      57,466,308

GERMANY - 7.28%
Adidas-Salomon AG                                            3,091       543,327
Allianz AG                                                  36,074     5,252,186
Altana AG                                                   29,210     1,546,293
BASF AG                                                     20,481     1,512,817
Bayer AG                                                    14,513       579,373
Bayerische Motoren Werke (BMW) AG                           73,201     3,220,866
Commerzbank AG                                              32,261       955,458
DaimlerChrysler AG                                          70,411     3,564,647
Depfa Bank AG                                               87,088     1,306,049
Deutsche Bank AG                                            41,333     4,051,061
Deutsche Boerse AG                                          23,493     2,312,805
Deutsche Post AG                                            17,500       380,257
Deutsche Postbank AG                                        11,678       634,446
E.ON AG                                                     79,021     7,528,729
Fresenius AG                                                 7,981     1,045,219
Henkel KGaA                                                  5,400       475,904
Hochtief AG                                                 25,863     1,046,807
Karstadt Quelle AG                                          12,367       159,367
MAN AG                                                      34,858     1,738,429
Merck & Company AG                                           8,230       673,497

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
GERMANY (CONTINUED)
Muenchener Rueckversicherungs-
Gesellschaft AG                                             45,893   $ 5,998,399
RWE AG                                                      14,385       995,547
Salzgitter AG                                               26,553     1,330,818
Schering AG                                                 36,545     2,367,607
Suedzucker AG                                               41,389       919,348
Thyssen Krupp AG                                           193,019     3,889,163
Tui AG                                                      91,763     1,771,048
Volkswagen AG                                              112,530     5,910,579
                                                                     -----------
                                                                      61,710,046

HONG KONG - 0.62%
Cheung Kong Holdings, Ltd.                                 165,011     1,717,169
CLP Holdings, Ltd.                                         224,904     1,325,379
Hong Kong Electric Holdings, Ltd.                          254,854     1,243,896
MTR Corp.                                                  203,500       408,057
Sino Land Company, Ltd.                                     58,029        68,843
Yue Yuen Industrial Holdings, Ltd.                         197,718       531,592
                                                                     -----------
                                                                       5,294,936

IRELAND - 0.52%
Allied Irish Banks PLC - Dublin                              9,664       208,849
Bank of Ireland - Dublin                                    28,100       434,333
Bank of Ireland - London                                     6,523       100,901
CRH PLC - Dublin                                            90,356     2,391,594
DCC PLC - Dublin                                            30,072       541,751
Kerry Group PLC - Dublin                                    34,358       742,919
                                                                     -----------
                                                                       4,420,347

ITALY - 5.02%
Banca Intesa SpA - Non convertible                          44,861       207,069
Banca Monte dei Paschi Siena SpA                           359,993     1,728,499
Banca Naz Del Lavoro SpA *                                  67,021       211,965
Banche Popolari Unite SpA                                    7,737       170,033
Benetton Group SpA                                          48,523       543,482
Capitalia SpA                                              367,521     2,062,543
Enel SpA                                                 1,192,580     9,392,431
Eni SpA                                                    692,808    18,786,884
ERG SpA                                                     35,600       875,545
Fiat SpA - RNC *                                            50,900       382,271
Fiat SpA *                                                 253,589     2,062,973
Fineco Group SpA                                            14,816       138,871
Fondiaria-Sai SpA                                           20,600       481,862
Impregilo SpA *                                            173,107       564,318
Italcementi SpA                                             36,738       422,746
Mediobanca SpA                                              87,328     1,540,278
San Paolo-IMI SpA                                           83,869     1,274,584
Telecom Italia SpA-RNC                                     739,581     1,763,552
                                                                     -----------
                                                                      42,609,906

JAPAN - 24.74%
Aderans Company, Ltd.                                       12,565       314,978
Advantest Corp.                                             15,401     1,402,723
AEON Company, Ltd.                                          75,989     1,695,347
Aioi Insurance Co Ltd *                                     45,076       282,867
Alps Electric Company                                       42,346   $   669,822
Amada Company, Ltd.                                        100,487       834,628
Asics Corp. *                                               54,000       526,576
Astellas Pharmaceuticals, Inc.                               4,774       184,697
Chiyoda Corp. *                                             49,992       973,314
Chubu Electric Power Company, Inc.                         159,999     3,823,665
Chugoku Electric Power Company, Inc. *                      26,600       504,550
Cosmo Oil Company Ltd. *                                   141,000       630,332
Daido Steel Company, Ltd.                                  135,040       985,084
Daiei Inc. *                                                48,058     1,140,461
Daiichi Sankyo Company, Ltd. *                              50,631       924,410
Daikyo Inc. *                                              196,888     1,112,148
Dainippon Ink & Chemicals, Inc.                            186,765       678,862
Dainippon Screen Manufacturing Company, Ltd.                28,603       222,514
Daito Trust Construction Company, Ltd.                      18,615       909,946
Eisai Company, Ltd.                                         55,380     2,133,293
Fanuc, Ltd.                                                 24,814     2,038,200
Fuji Electric Holdings                                     153,000       709,547
Fuji Heavy Industries Ltd. *                               333,116     1,781,443
Haseko Corp. *                                             592,347     2,351,074
Hirose Electric Company, Ltd.                                4,222       568,696
Hitachi Chemical, Ltd.                                       6,337       146,147
Hitachi, Ltd.                                              179,159     1,209,613
Hokkaido Electric Power Company, Inc.                       39,499       787,175
Honda Motor Company, Ltd.                                  148,706     8,350,151
Hoya Corp.                                                  73,224     2,649,341
Ibiden Company, Ltd.                                        42,436     2,283,583
Inpex Corp.                                                    115       842,741
Isetan Company, Ltd.                                        48,403       956,533
Ishikawajima Harima Heavy Industries Company,
   Ltd. *                                                  462,769     1,187,133
Isuzu Motors Ltd. *                                        432,542     1,662,581
Itochu Corp.                                               460,047     3,478,943
JAFCO Company, Ltd.                                         13,100       931,531
Japan Tobacco, Inc.                                            149     2,004,512
JGC Corp.                                                   40,375       735,471
JSR Corp.                                                   28,939       706,095
Kajima Corp.                                               182,000       913,992
Kansai Electric Power Company, Ltd.                        106,500     2,269,271
Kao Corp.                                                   93,050     2,192,613
Kawasaki Heavy Industries, Ltd.                            439,438     1,230,096
Kawasaki Kisen Kaisha, Ltd.                                 83,000       493,111
Keisei Electric Railway Company, Ltd.                       99,458       664,854
Kenedix, Inc. *                                                224       999,507
Kobe Steel Company, Ltd.                                   592,744     1,738,485
Komatsu, Ltd.                                              176,949     2,472,185
Konami Corp.                                                50,223     1,005,089
Kubota Corp.                                                71,000       554,117
Kyushu Electric Power                                       85,880     1,833,494
LeoPalace21 Corp.                                           21,790       699,174
Marubeni Corp.                                             525,824     2,614,291
Marui Company, Ltd.                                         58,510     1,100,042

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Matsushita Electric Industrial Company, Ltd.              110,021   $  2,220,186
Matsushita Electric Works, Ltd.                            52,000        497,080
Mazda Motor Corp. *                                       395,488      1,725,045
Mediceo Holdings Company, Ltd.                             34,700        480,160
Mitsubishi Corp.                                          384,595      7,889,540
Mitsubishi Estate Company, Ltd.                            80,404      1,180,446
Mitsubishi Materials Corp.                                265,130      1,076,693
Mitsubishi Motors Corp. *                                 984,188      2,080,631
Mitsubishi Rayon Company, Ltd.                            171,920      1,025,702
Mitsubishi UFJ Financial Group, Inc.                          142      1,791,686
Mitsui & Company, Ltd.                                    158,560      1,955,584
Mitsui Chemicals, Inc.                                    124,628        691,481
Mitsui Sumitomo Insurance Company, Ltd.                    42,050        481,375
Mitsui Trust Holdings, Inc.                               278,553      3,433,179
Mizuho Financial Group, Inc.                                  635      4,483,601
NEC Corp.                                                 232,011      1,405,540
NGK Insulators, Ltd.                                       25,169        389,286
NGK Spark Plug Company, Ltd.                               52,000      1,099,311
Nikko Cordial Corp.                                        54,000        737,748
Nikon Corp.                                                68,227      1,034,166
Nippon Electric Glass Company, Ltd.                        31,231        634,145
Nippon Mining Holdings, Inc.                               75,868        498,285
Nippon Steel Corp.                                        704,831      2,402,933
Nippon Telegraph & Telephone Corp.                            829      3,754,485
Nippon Yusen Kabushiki Kaisha                              61,000        372,091
Nippon Zeon Company                                        16,462        205,233
Nissan Chemical Industries, Ltd.                           66,992        919,163
Nissan Motor Company, Ltd.                                535,400      5,516,175
Nissin Food Products Co., Ltd.                             16,486        455,974
Nitto Denko Corp.                                          31,999      2,197,884
Nomura Research Institute, Ltd.                             8,634        887,388
NTT Data Corp.                                                282        999,106
NTT DoCoMo, Inc.                                            1,438      2,258,985
Olympus Optical Company, Ltd.                              77,639      1,998,146
Orient Corp. *                                            165,000        687,988
Orix Corp.                                                 12,207      2,637,752
Osaka Gas Company, Ltd.                                   598,120      1,964,163
Penta-Ocean Construction Co., Ltd. *                      258,585        503,449
Resona Holdings, Inc. *                                     1,462      4,727,754
Sanken Electric Company                                     4,732         65,518
Sapporo Hokuyo Holdings, Inc. *                                 4         39,774
Secom Company, Ltd.                                        20,202      1,041,540
Shimamura Company, Ltd.                                     4,400        532,743
Shimizu Corp.                                             147,715        973,864
Shinko Electric Industries Company, Ltd. *                 13,289      1,021,590
Shinko Securities Company, Ltd. *                         196,000        817,247
Showa Shell Sekiyu K.K                                     52,000        585,720
SMC Corp.                                                   9,996      1,343,102
Sompo Japan Insurance, Inc.                                42,140        556,350
Sumitomo Corp.                                            181,596      2,159,274
Sumitomo Heavy Industries, Ltd.                            69,686        508,925
Sumitomo Light Metal Industries, Ltd.                     217,000        505,895
Sumitomo Light Metal Industries, Ltd.                   1,219,334   $  4,238,504
Sumitomo Trust & Banking Company, Ltd.                    121,448      1,023,948
TAIHEIYO CEMENT Corp.                                     236,097        950,898
Taisei Corp.                                              345,000      1,475,997
Taisho Pharmaceuticals Company, Ltd.                       43,790        788,531
Takashimaya Company, Ltd.                                  57,436        889,796
Takeda Pharmaceutical Company, Ltd.                       388,489     21,359,997
Teijin, Ltd.                                               92,000        504,299
Terumo Corp.                                                8,758        242,963
THK Company, Ltd.                                          29,308        776,322
Tohoku Electric Power Company, Ltd.                        76,800      1,485,624
Tokuyama Corp.                                             17,079        197,370
Tokyo Electric Power Company, Ltd.                         50,039      1,204,197
Tokyo Electron, Ltd.                                       17,363      1,054,765
Tokyo Gas Company, Ltd.                                   466,397      1,882,346
Tokyo Seimitsu Company, Ltd.                               14,401        782,173
Tokyu Land Corp.                                          158,516      1,166,932
TonenGeneral Sekiyu K.K                                   118,133      1,259,559
Toshiba Corp.                                             266,469      1,402,761
Toyo Tire & Rubber Co., Ltd. *                             53,812        266,193
Toyota Industries Corp.                                    17,900        622,219
Ube Industries, Ltd.                                      440,282      1,133,126
UFJ NICOS Co., Ltd. *                                     121,548      1,104,012
UNI Charm Corp.                                            16,695        765,870
Urban Corp. *                                              21,991      1,470,048
Yakult Honsha Company, Ltd.                                35,744        737,729
Yamada Denki Company, Ltd.                                 20,720      2,124,374
Yamaha Corp.                                               50,310        786,547
Yamaha Motor Company, Ltd.                                 29,800        681,036
Yamato Transport Company, Ltd.                             56,729        932,882
Yaskawa Electric Corporation *                             94,696        901,264
                                                                    ------------
                                                                     209,774,411

LUXEMBOURG - 0.36%
Arcelor SA                                                125,961      3,020,655

NETHERLANDS - 8.68%
ABN AMRO Holdings NV                                      633,196     15,639,981
Aegon NV                                                  467,066      7,423,046
Akzo Nobel NV                                              38,171      1,715,088
Buhrmann NV                                                66,030        875,027
Corio NV                                                    2,469        129,916
CSM NV                                                     31,180        865,360
DSM NV                                                     34,013      1,260,385
Heineken NV                                                27,851        818,282
Heineken NV                                                76,772      2,355,180
ING Groep NV                                              605,796     19,655,715
Koninklijke Ahold NV *                                     66,022        497,397
Oce-Van Der Grinten NV                                     37,046        528,932
Royal Dutch Shell PLC, A Shares                           499,939     15,395,869
Royal Dutch Shell PLC, B Shares                           112,603      3,637,174
Stork N.V                                                  12,001        452,208
TNT Post Group NV                                          31,505        850,979

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
NETHERLANDS (CONTINUED)
Unilever NV                                                 13,374   $   899,562
Wereldhave NV                                                6,158       580,097
                                                                     -----------
                                                                      73,580,198

NORWAY - 0.79%
Den Norske Bank ASA                                         23,751       249,232
Norsk Hydro ASA                                             29,931     2,998,760
Orkla ASA                                                   16,785       624,871
Statoil ASA                                                 93,518     2,038,955
Stolt Offshore SA *                                         38,600       402,188
Yara International ASA                                      25,875       397,206
                                                                     -----------
                                                                       6,711,212

SINGAPORE - 1.31%
Ascendas Real Estate                                       333,000       383,981
CapitaLand, Ltd.                                           242,203       469,769
Cosco Corp. Singapore, Ltd.                                454,300       633,994
DBS Group Holdings, Ltd.                                   325,231     3,154,035
Keppel Corp., Ltd.                                         187,072     1,294,271
Keppel Land, Ltd.                                          234,538       527,021
Neptune Orient Lines, Ltd.                                 389,488       658,705
SembCorp Industries, Ltd. *                                396,802       626,492
SembCorp Marine, Ltd.                                      111,267       175,016
Singapore Technologies Engineering, Ltd.                   408,683       635,584
Singapore Telecommunications, Ltd.                         824,578     1,223,873
StarHub Ltd.                                               533,290       599,167
United Overseas Bank, Ltd.                                  87,668       751,692
                                                                     -----------
                                                                      11,133,600

SPAIN - 2.54%
Acciona SA                                                   7,860       870,629
ACS Actividades SA                                          26,705       771,388
Banco Santander Central, Hispano SA                         43,924       559,293
Endesa SA                                                  161,088     4,202,993
Fomento de Construcciones SA                                14,015       776,779
Gas Natural SDG SA                                          39,326     1,073,822
Iberdrola SA                                               217,442     5,729,741
Metrovacesa SA                                              11,300       722,091
Repsol SA                                                  210,295     6,200,927
Sacyr Vallehermoso SA                                       12,378       315,077
Union Fenosa SA                                              9,162       338,427
                                                                     -----------
                                                                      21,561,167

SWEDEN - 1.57%
Atlas Copco AB, Series A *                                  30,800       617,632
Electrolux AB, Series B                                     69,873     1,626,040
Hennes & Mauritz AB, Series B                              164,312     5,145,809
Nordea Bank AB                                             144,312     1,406,750
Skandia Forsakrings AB                                      23,252       127,505
Svenska Cellulosa AB, Series B                              20,594       716,326
Swedish Match AB                                           109,406     1,252,699
Tele2 AB, Series B *                                       236,120     2,396,683
                                                                     -----------
                                                                      13,289,444

SWITZERLAND - 3.57%
Credit Suisse Group AG                                      74,168   $ 3,612,792
Nestle SA                                                   16,665     4,942,847
Roche Holdings AG                                           56,207     8,446,652
Serono AG, Series B                                          1,449     1,062,314
Swiss Life Holding *                                         1,440       230,418
Swiss Reinsurance Company AG                                15,100     1,115,073
Swisscom AG                                                  4,787     1,499,009
Zurich Financial Services AG *                              45,687     9,329,196
                                                                     -----------
                                                                      30,238,301

UNITED KINGDOM - 19.55%
Alliance & Leicester PLC                                    94,733     1,463,529
Arriva PLC                                                  69,991       695,808
AstraZeneca Group PLC                                      294,450    13,606,068
Aviva PLC                                                  235,548     2,800,627
Barclays PLC                                               155,290     1,588,176
Barratt Developments PLC                                   141,888     2,225,202
BBA Group PLC                                              189,201     1,025,659
Berkeley Group Holdings PLC *                               22,065       388,651
BG Group PLC                                               127,539     1,193,916
BHP Billiton PLC                                           209,279     3,140,722
Boots Group PLC                                            248,062     2,573,489
BP PLC                                                     255,315     2,803,502
Bristish Aerospace Systems PLC                             197,831     1,159,814
British American Tobacco Australasia, Ltd.                 179,441     3,915,863
British Sky Broadcasting Group PLC                          44,981       384,850
BT Group PLC                                             2,144,056     7,928,103
Cable & Wireless PLC                                       695,286     1,436,009
Cadbury Schweppes PLC                                      299,513     2,881,609
Cairn Energy PLC *                                          24,900       789,197
Centrica PLC                                               979,323     3,901,118
Cobham PLC                                                 440,656     1,266,902
Compass Group PLC                                          383,363     1,400,967
Diageo PLC                                                  20,701       299,373
Dixons Group PLC                                           775,589     2,055,220
E D & F Manitoba Treasury Management PLC                    17,860       549,054
Gallaher Group PLC                                         134,071     2,045,719
George Wimpey PLC                                          248,157     1,881,429
GlaxoSmithKline PLC                                      1,202,434    29,759,712
GUS PLC                                                    210,802     3,269,457
Hanson PLC                                                 136,952     1,411,304
HBOS PLC                                                   632,505     9,557,948
IMI PLC                                                    106,304       866,252
Imperial Tobacco Group PLC                                 224,085     6,690,912
ITV PLC                                                    242,333       455,384
J Sainsbury PLC                                            371,910     1,832,548
Johnson Matthey PLC                                         33,103       714,939
Kingfisher PLC                                             502,919     1,959,818
Lloyds TSB Group PLC                                       706,442     5,756,671
National Grid PLC ADR                                      291,566     2,706,680
Next Group PLC                                             100,613     2,413,455
Northern Rock                                               40,447       583,535

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
O2 PLC                                                    146,411   $    497,010
Prudential Corp. PLC                                       98,886        903,426
Rank Group PLC                                            149,952        802,502
Rio Tinto PLC                                             144,749      5,866,333
Rolls-Royce Group PLC *                                   143,100        965,345
Royal & Sun Alliance PLC                                1,150,888      2,262,373
Royal Bank of Scotland Group PLC                          227,067      6,488,932
Scottish & Newcastle PLC                                  129,258      1,063,934
Scottish & Southern Energy PLC                            223,132      3,791,108
Scottish Power PLC                                        286,650      2,636,220
Severn Trent PLC                                           41,483        721,338
Taylor Woodrow PLC                                        327,015      1,925,670
The Sage Group PLC                                        212,533        854,904
Unilever PLC                                              107,625      1,055,962
United Utilities PLC                                       91,326      1,022,582
Vodafone Group PLC                                        417,747        902,587
Wolseley PLC                                               32,268        687,963
                                                                    ------------
                                                                     165,827,380
                                                                    ------------
TOTAL COMMON STOCKS (Cost $787,691,856)                             $805,698,208
                                                                    ------------

PREFERRED STOCKS - 0.41%
GERMANY - 0.28%
Bayerische Motoren Werke (BMW) AG                          10,400        402,181
Fresenius Medical Care AG, Non-Voting                       7,600        623,107
Henkel KGaA-Vorzug, Non-Voting                              8,530        822,652
Volkswagen AG, Non-Voting                                  13,410        514,628
                                                                    ------------
                                                                       2,362,568

ITALY - 0.13%
IFI-Istituto Finanziario Industriale SPA *                 24,500        381,289
Unipol SpA                                                322,258        736,708
                                                                       1,117,997
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $3,350,439)                            $  3,480,565
                                                                    ------------

RIGHTS - 0.00%
HONG KONG - 0.00%
Cheung Kong Holdings, Ltd. (expiration date 12/08/05)       5,156              0

ITALY - 0.00%
Fiat SpA - Rights (expiration date 12/14/05)              304,489            754
                                                                    ------------
TOTAL RIGHTS (Cost $0)                                              $        754
                                                                    ------------

SHORT TERM INVESTMENTS - 0.42%
United States Treasury Bills
   zero coupon due 02/23/2006 ****                    $ 3,575,000   $  3,543,654
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $3,534,124)                                                   $  3,543,654
                                                                    ------------

REPURCHASE AGREEMENTS - 4.11%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $34,873,840 on
   12/01/2005, collateralized by
   $35,660,000 U.S. Treasury Bills,
   zero coupon due 12/22/2005 (valued
   at $35,570,850, including
   interest) (c)                                      $34,872,000   $ 34,872,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $34,872,000)                                                  $ 34,872,000
                                                                    ------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK FUND)
   (COST $829,448,419) - 99.95%                                     $847,595,181
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%                            387,034
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $847,982,215
                                                                    ============

The portfolio had the following five top industry concentrations as of November 30, 2005 (as a percentage of total net assets):

Banking                10.60%
Pharmaceuticals         8.58%
Insurance               7.28%
Electrical Utilities    6.18%
International Oil       5.79%

INTERNATIONAL VALUE FUND

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
COMMON STOCKS - 104.12%
AUSTRALIA - 2.78%
Alumina, Ltd.                                              291,845   $ 1,372,240
National Australia Bank, Ltd.                              734,317    17,621,901
Qantas Airways, Ltd., ADR                                2,155,521     6,007,784
                                                                     -----------
                                                                      25,001,925

BELGIUM - 1.13%
Agfa Gevaert NV                                            514,580    10,149,926

BERMUDA - 1.47%
ACE, Ltd.                                                  236,616    13,132,188
People's Food Holdings, Ltd.                                78,801        46,597
                                                                     -----------
                                                                      13,178,785

BRAZIL - 0.36%
Tele Norte Leste Participacoes SA, ADR                     176,579     3,284,369

CANADA - 0.89%
Domtar, Inc.                                             1,500,144     7,967,186

CAYMAN ISLANDS - 0.43%
XL Capital, Ltd., Class A                                   58,833     3,905,335

CHINA - 1.44%
Bank of Communications Co., Ltd., H Shares *             2,479,601     1,063,163
China Telecom Corp., Ltd.                               34,394,086    11,864,083
                                                                     -----------
                                                                      12,927,246

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
DENMARK - 0.66%
Vestas Wind Systems AS                                    401,042   $  5,979,121

FINLAND - 2.91%
Stora Enso Oyj, R Shares - EUR                            939,290     12,059,841
UPM-Kymmene Oyj                                           749,801     14,126,573
                                                                    ------------
                                                                      26,186,414

FRANCE - 7.09%
AXA Group                                                 443,406     13,377,836
France Telecom SA                                         537,291     13,467,496
Sanofi Aventis SA                                         170,239     13,768,835
Sanofi-Synthelabo SA                                       25,239      1,014,860
Societe BIC SA                                              2,294        134,312
Suez SA                                                   197,757      5,661,018
Total SA                                                   53,933     13,505,887
Valeo SA                                                   27,768      1,027,661
Vinci SA                                                    9,531        759,625
Vivendi Universal, ADR                                     34,261        991,856
                                                                    ------------
                                                                      63,709,386

GERMANY - 7.07%
BASF AG                                                    72,803      5,377,549
Bayerische Motoren Werke (BMW) AG                         127,634      5,615,934
Deutsche Post AG                                          742,211     16,127,489
E.ON AG                                                   119,119     11,349,067
Muenchener Rueckversicherungs-
Gesellschaft AG                                            88,626     11,583,773
Siemens AG                                                178,399     13,532,795
                                                                    ------------
                                                                      63,586,607

HONG KONG - 4.28%
Cheung Kong Holdings, Ltd.                              1,295,444     13,480,897
China Mobile, Ltd.                                        350,818      1,714,540
China Shenhua Energy Co., Ltd. *                        1,365,348      1,522,951
Hang Lung Group, Ltd.                                     563,688      1,090,327
Hang Lung Properties, Ltd.                                  4,865          7,309
Hong Kong Electric Holdings, Ltd.                         396,762      1,936,522
Hutchison Whampoa, Ltd.                                 1,376,620     13,065,273
Lerado Group Holdings                                      33,337          1,763
MTR Corp.                                                 564,990      1,132,916
Shangri-La Asia, Ltd.                                     388,340        558,359
Swire Pacific, Ltd., Class A                              346,027      3,141,299
Yue Yuen Industrial Holdings, Ltd.                        300,054        806,737
                                                                    ------------
                                                                      38,458,893
INDIA - 0.00%
Gail India Ltd. (g)                                           479         16,717

ISRAEL - 1.06%
Check Point Software Technologies, Ltd. ADR *             446,040      9,496,192

ITALY - 2.24%
Eni SpA                                                   413,067     11,201,143
UniCredito Italiano SpA                                 1,447,644      8,969,093
                                                                    ------------
                                                                      20,170,236

JAPAN - 11.90%
Acom Company, Ltd.                                         25,098      1,499,484
Canon, Inc.                                                10,792        605,092
East Japan Railway Company, Ltd.                               47        296,119
Fanuc, Ltd.                                                   136   $     11,171
Fuji Photo Film Company, Ltd.                              42,672      1,369,212
Hitachi, Ltd.                                           1,734,353     11,709,691
Honda Motor Company, Ltd.                                  12,924        725,709
KDDI Corp.                                                  1,924     10,096,277
Konica Minolta Holdings, Inc.                           1,246,962     11,451,107
Makita Corp.                                               56,652      1,391,743
Matsushita Electric Industrial Company, Ltd.                  444          8,960
Meitec Corp.                                                  243          8,081
Mitsubishi UFJ Financial Group, Inc.                          384      4,845,122
Mizuho Financial Group, Inc.                                  302      2,132,359
NEC Corp.                                                  33,509        203,000
Nintendo Company, Ltd.                                     48,566      5,340,535
Nippon Telegraph & Telephone Corp., ADR                    95,720      2,163,272
Nippon Telegraph & Telephone Corp.                          1,005      4,551,577
Nomura Securities Company, Ltd.                           364,625      6,108,821
Pioneer Electronic Corp.                                      644          8,938
Shinsei Bank, Ltd.                                        500,339      2,809,508
Sompo Japan Insurance, Inc.                               194,021      2,561,547
Sony Corp.                                                457,514     17,012,219
Sumitomo Mitsui Financial Group, Inc.                         810      7,648,214
Takeda Pharmaceutical Company, Ltd.                       195,586     10,753,757
Toyota Motor Corp.                                         35,175      1,701,803
                                                                    ------------
                                                                     107,013,318

MEXICO - 0.99%
Telefonos de Mexico SA de CV, Class L, ADR                395,305      8,866,691

NETHERLANDS - 8.69%
Aegon NV                                                   68,789      1,093,259
Akzo Nobel NV                                             241,946     10,871,048
ING Groep NV                                              415,722     13,488,556
Koninklijke (Royal) Philips Electronics NV                485,036     13,570,184
Reed Elsevier NV                                        1,227,665     16,355,820
Royal Dutch Shell PLC, A Shares                            66,962      2,062,128
Royal Dutch Shell PLC, B Shares                           446,623     14,426,307
VNU NV                                                    200,651      6,269,043
                                                                    ------------
                                                                      78,136,345

NORWAY - 3.17%
Norske Skogindustrier ASA                                 767,124     11,207,195
Telenor ASA                                             1,847,081     17,327,728
                                                                    ------------
                                                                      28,534,923

PHILIPPINES - 0.11%
Ayala Land, Inc.                                        1,506,610        264,954
Philippine Long Distance Telephone Company                 21,930        704,342
                                                                    ------------
                                                                         969,296

PORTUGAL - 1.33%
Portugal Telecom, SGPS, SA                              1,304,106     11,946,699

SINGAPORE - 1.46%
DBS Group Holdings, Ltd.                                   79,372        769,736
Singapore Airlines, Ltd.                                       14             97
United Overseas Bank, Ltd.                                  1,375         11,790

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SINGAPORE (CONTINUED)
United Overseas Land, Ltd.                                    137   $        193
Venture Corp., Ltd.                                     1,529,840     12,393,595
                                                                    ------------
                                                                      13,175,411

SOUTH AFRICA - 0.26%
Sappi, Ltd.                                               220,651      2,359,639

SOUTH KOREA - 3.64%
Kookmin Bank ADR                                          101,261      6,682,213
KT Corp., Sponsored ADR                                   181,994      3,972,929
POSCO, SADR                                                71,643      3,564,956
Samsung Electronics Company, Ltd., GDR                     47,700     13,821,075
Samsung Electronics Company, Ltd.-London, GDR                  64         18,544
SK Telecom Company, Ltd., ADR                             219,323      4,634,295
                                                                    ------------
                                                                      32,694,012

SPAIN - 4.83%
Banco Santander Central, Hispano SA                       353,905      4,506,345
Gamesa Corporation Tecno SA                               994,280     13,949,855
Iberdrola SA                                              140,164      3,693,414
Repsol SA                                                 423,794     12,496,331
Telefonica SA - EUR                                       594,085      8,797,358
Telefonica SA - USD                                           113          4,997
                                                                    ------------
                                                                      43,448,300

SWEDEN - 2.30%
Nordea Bank AB                                            546,686      5,329,082
Nordic Baltic Holding AB-EUR                              168,311      1,645,057
Nordic Baltic Holding-DKK                                  71,187        700,981
Securitas AB, B Shares                                    817,548     12,548,703
Stora Enso Oyj, R Shares - SEK                             33,746        434,430
                                                                    ------------
                                                                      20,658,253

SWITZERLAND - 4.62%
Lonza Group AG                                            117,083      6,633,724
Nestle SA                                                  51,677     15,327,424
Swiss Reinsurance Company AG                              188,753     13,938,639
UBS AG                                                     60,694      5,599,043
                                                                    ------------
                                                                      41,498,830

TAIWAN - 0.93%
Chunghwa Telecom Company Ltd., ADR                        478,379      8,333,362
Compal Electronics, Inc.                                  550,762      2,594,089
Lite-On Technology Corp.                                1,214,240     15,306,831
                                                                    ------------
                                                                      26,234,282

UNITED KINGDOM - 24.09%
Amvescap PLC                                              506,052      3,462,004
AstraZeneca Group PLC                                     149,211      6,894,804
Boots Group PLC                                         1,349,337     13,998,532
BP PLC                                                  1,395,272     15,320,869
Bristish Aerospace Systems PLC                            610,443      3,578,813
British Sky Broadcasting Group PLC                      1,027,836      8,793,991
Cadbury Schweppes PLC                                     887,850      8,541,987
Centrica PLC                                            1,288,192      5,131,492
Compass Group PLC                                       6,102,637     22,301,560
Electrocomponents PLC                                     281,395      1,254,957
GKN PLC                                                   403,721      1,989,294
GlaxoSmithKline PLC                                       656,115     16,238,558
Lloyds TSB Group PLC                                      120,521        982,104
Morrison W Supermarket                                  3,649,277     11,234,447
Old Mutual PLC                                          3,657,172   $  9,580,232
Pearson PLC                                             1,154,676     13,448,928
Reed Elsevier PLC                                          89,874        801,635
Rentokil Initial PLC                                    2,635,957      7,373,032
Rolls-Royce Group PLC *                                   265,755      1,792,768
Royal Bank of Scotland Group PLC                          617,462     17,645,316
Shire PLC                                                 882,434     10,828,227
Smiths Group PLC                                          291,113      4,910,840
Unilever PLC                                            1,332,940     13,078,134
Vodafone Group PLC                                      8,076,507     17,450,159
                                                                    ------------
                                                                     216,632,683
                                                                    ------------
TOTAL COMMON STOCKS (Cost $929,405,894)                             $936,187,020
                                                                    ------------

PREFERRED STOCKS - 0.40%

GERMANY - 0.40%
Volkswagen AG, Non-Voting                                  92,773      3,560,300
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $3,826,306)                            $  3,560,300
                                                                    ------------

RIGHTS - 0.00%
HONG KONG - 0.00%
Cheung Kong Holdings, Ltd. (Expiration date
   11/10/2006)                                             31,388              0
                                                                    ------------
TOTAL RIGHTS (Cost $0)                                              $          0
                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.11%
AUSTRALIA - 0.08%
New South Wales Treasury Corp.
   6.50% due 05/01/2006                              AUD  937,000        695,509

NEW ZEALAND - 0.03%
Government of New Zealand, Series 206
   6.50% due 02/15/2006                              NZD  444,000        311,664
                                                                    ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,014,901)                                                   $  1,007,173
                                                                    ------------

CONVERTIBLE BONDS - 0.14%
LUXEMBOURG - 0.14%
RepCon Lux SA
   4.50% due 01/26/2011 (g)                            $  985,000      1,305,298
                                                                    ------------
TOTAL CONVERTIBLE BONDS (Cost $1,304,140)                           $  1,305,298
                                                                    ------------

TOTAL INVESTMENTS (INTERNATIONAL VALUE FUND)
   (COST $935,551,241) - 104.77%                                    $942,059,791
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.77)%                      (42,908,074)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $899,151,717
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The portfolio had the following five top industry concentrations as of November 30, 2005 (as a percentage of total net assets):

Telecommunications Equipment & Services   9.89%
Banking                                   9.47%
Insurance                                 9.19%
Electronics                               7.58%
Food & Beverages                          6.59%

INVESTMENT QUALITY BOND FUND

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. TREASURY OBLIGATIONS - 17.10%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 4.40%
   1.875% due 07/15/2013                               $ 3,849,259   $ 3,784,002
   2.00% due 07/15/2014                                  1,094,954     1,083,619
                                                                     -----------
                                                                       4,867,621

U.S. TREASURY BONDS - 10.29%
   6.25% due 08/15/2023                                  2,000,000     2,340,234
   7.875% due 02/15/2021                                 1,014,000     1,349,412
   8.125% due 08/15/2019 to 08/15/2021                   2,385,000     3,229,556
   8.75% due 08/15/2020                                  1,535,000     2,173,943
   8.875% due 08/15/2017 to 02/15/2019                   1,655,000     2,293,106
                                                                     -----------
                                                                      11,386,251

U.S. TREASURY NOTES - 2.41%
   3.375% due 02/28/2007                                 2,705,000     2,669,919
                                                                     -----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,965,107)                                                   $18,923,791
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.39%
FEDERAL HOME LOAN BANK - 1.95%
   5.80% due 09/02/2008                                  2,105,000     2,161,229

FEDERAL HOME LOAN MORTGAGE CORP. - 3.03%
   4.00% due 11/15/2019                                    135,265       122,552
   5.00% due 03/01/2019 to 12/01/2019                    1,000,081       986,181
   6.30% due 03/15/2023                                     11,769        11,872
   6.50% due 04/01/2029 to 08/01/2034                       45,773        46,851
   6.625% due 09/15/2009                                 2,030,000     2,160,381
   7.50% due 06/01/2010 to 05/01/2028                       21,055        22,135
                                                                     -----------
                                                                       3,349,972

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 10.77%
   3.125% due 12/15/2007                                   541,000       524,585
   4.682% due 05/01/2013                                   218,502       214,210
   4.874% due 02/01/2013                                   390,888       387,100
   5.00% due 03/01/2019 to 06/01/2019                    1,994,540     1,966,772
   5.25% due 04/15/2007                                    676,000       680,958
   5.393% due 09/01/2014                                 2,959,186     3,018,578
   5.50% due 08/01/2035 to 11/01/2035                    1,500,000     1,477,872
   5.636% due 12/01/2011                                   228,584       234,445
   5.77% due 03/01/2009                                    357,272       363,064
   5.885% due 11/01/2011                                   292,463       302,741
   6.051% due 03/01/2012 to 05/01/2012                     338,031       352,991
   6.085% due 10/01/2011                                   159,989       166,605
   6.27% due 11/01/2007                                    202,858       205,836
   6.28% due 04/01/2011                                $   135,265   $   141,968
   6.34% due 01/01/2008                                     33,858        34,444
   6.43% due 01/01/2008                                     38,914        39,649
   6.44% due 02/01/2011                                    476,112       500,845
   6.46% due 06/01/2009                                    187,590       194,418
   6.50% due 09/01/2031                                        190           194
   6.625% due 09/15/2009                                 1,026,000     1,092,262
   6.80% due 10/01/2007                                     14,865        15,095
   7.00% due 06/01/2029                                        652           682
                                                                     -----------
                                                                      11,915,314

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.56%
   6.00% due 08/15/2008 to 04/15/2035                      152,130       155,046
   6.50% due 06/15/2028 to 08/15/2034                      111,296       115,743
   7.00% due 04/15/2023 to 03/15/2029                      325,562       342,399
   8.00% due 07/15/2030 to 10/15/2030                        4,277         4,573
                                                                     -----------
                                                                         617,761

HOUSING & URBAN DEVELOPMENT - 0.08%
   7.498% due 08/01/2011                                    81,000        88,044
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,155,487)                                                   $18,132,320
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 0.34%
ARGENTINA - 0.05%
Republic of Argentina
   4.005% due 08/03/2012 (b)                                62,125        48,830

SOUTH AFRICA - 0.14%
Republic of South Africa
   7.375% due 04/25/2012                                   143,000       158,730

TRINIDAD AND TOBAGO - 0.15%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                                    117,000       164,093
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $368,505)                                                      $   371,653
                                                                     -----------

CORPORATE BONDS - 42.54%
AEROSPACE - 0.21%
Argo Tech Corp.
   9.25% due 06/01/2011                                      5,000         5,137
Moog, Inc.
   6.25% due 01/15/2015                                      1,000           988
Northrop Grumman Corp.
   7.875% due 03/01/2026                                    15,000        18,683
Raytheon Company
   4.85% due 01/15/2011                                    208,000       205,204
Sequa Corp.
   9.00% due 08/01/2009                                      6,000         6,300
                                                                     -----------
                                                                         236,312

AGRICULTURE - 0.44%
Archer-Daniels-Midland Company
   6.75% due 12/15/2027                                    135,000       151,740

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT       VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
AGRICULTURE (CONTINUED)
Bunge Limited Finance Corp.
   5.10% due 07/15/2015                                      $ 79,000   $ 75,865
Case New Holland, Inc.
   9.25% due 08/01/2011                                        12,000     12,720
Monsanto Company
   5.50% due 08/15/2025                                       135,000    127,400
   5.50% due 07/30/2035                                       125,000    116,344
                                                                        --------
                                                                         484,069

AIR TRAVEL - 0.81%
American Airlines
   3.857% due 07/09/2010                                       26,845     25,754
Continental Airlines, Inc., Series 974A
   6.90% due 01/02/2018                                       140,520    139,330
Continental Airlines, Inc., Series 981A
   6.648% due 09/15/2017                                      310,429    302,182
Delta Air Lines, Inc., Series 2002-1
   6.718% due 07/02/2024                                      112,152    114,660
Northwest Airlines Corp., Series 2000-1
   8.072% due 04/01/2021                                       98,412     99,644
Northwest Airlines Corp., Series 992A
   7.575% due 03/01/2019                                      131,729    131,651
Southwest Airlines Company
   5.25% due 10/01/2014                                        84,000     80,324
                                                                        --------
                                                                         893,545

ALUMINUM - 0.39%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                       27,000     27,017
   6.45% due 03/15/2011                                       159,000    167,210
Alcoa, Inc.
   6.75% due 01/15/2028                                       208,000    235,241
                                                                        --------
                                                                         429,468

AUTO PARTS - 0.05%
ArvinMeritor, Inc.
   8.75% due 03/01/2012                                         8,000      7,480
Dana Corp.
   7.00% due 03/01/2029                                        43,000     30,530
Dura Operating Corp., Series B
   8.625% due 04/15/2012                                        4,000      3,320
Tenneco Automotive, Inc.
   10.25% due 07/15/2013                                        1,000      1,093
TRW Automotive, Inc.
   11.00% due 02/15/2013                                        2,000      2,235
United Rentals North America, Inc.
   6.50% due 02/15/2012                                        10,000      9,625
Visteon Corp.
   7.00% due 03/10/2014                                         3,000      2,411
                                                                        --------
                                                                          56,694

AUTOMOBILES - 0.57%
Chrysler Corp.
   7.45% due 02/01/2097                                       135,000    137,001
DaimlerChrysler NA Holding Corp.
   4.75% due 01/15/2008                                       305,000    302,138
   8.50% due 01/18/2031                                       150,000    177,420
Ford Motor Company
   7.45% due 07/16/2031                                      $ 10,000   $  7,050
General Motors Corp.
   8.375% due 07/15/2033                                        4,000      2,700
                                                                        --------
                                                                         626,309

BANKING - 4.87%
American Express Centurion Bank
   4.375% due 07/30/2009                                      250,000    245,200
Bank of America Corp.
   4.375% due 12/01/2010                                      436,000    423,903
   7.40% due 01/15/2011                                       402,000    442,186
Bayerische Landesbank Girozentrale
   5.65% due 02/01/2009                                        27,000     27,658
BB & T Corp.
   4.90% due 06/30/2017                                       192,000    184,466
Chase Manhattan Corp.
   7.00% due 11/15/2009                                       135,000    144,407
Chevy Chase Bank
   6.875% due 12/01/2013                                        5,000      5,150
China Development Bank
   5.00% due 10/15/2015                                       175,000    170,761
Citicorp
   6.375% due 11/15/2008                                      231,000    240,517
First Financial Caribbean Corp.
   7.84% due 10/10/2006                                        67,000     63,985
First Republic Bank of San Francisco
   7.75% due 09/15/2012                                       111,000    123,210
First Union National Bank, Series BKNT
   7.80% due 08/18/2010                                       350,000    392,335
Frost National Bank
   6.875% due 08/01/2011                                      135,000    144,761
HBOS PLC MTN
   6.00% due 11/01/2033                                       210,000    217,777
Huntington National Bank
   4.90% due 01/15/2014                                       250,000    242,660
National Australia Bank Ltd.
   8.60% due 05/19/2010                                        23,000     26,185
National City Corp.
   6.875% due 05/15/2019                                      260,000    292,280
NBD Bancorp
   8.25% due 11/01/2024                                       270,000    338,040
Regions Financial Corp.
   7.00% due 03/01/2011                                        12,000     13,079
Republic New York Corp.
   9.50% due 04/15/2014                                       135,000    171,093
Royal Bank of Scotland Group PLC
   6.40% due 04/01/2009                                       696,000    729,237
Sovereign Bancorp, Inc.
   4.80% due 09/01/2010                                        30,000     29,308
VTB Capital SA
   6.25% due 07/02/2035                                       150,000    154,500
Wachovia Corp.
   5.50% due 08/01/2035                                       250,000    237,054

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
Wells Fargo Bank NA
   7.55% due 06/21/2010                                    $300,000   $  331,058
                                                                      ----------
                                                                       5,390,810

BROADCASTING - 1.11%
Chancellor Media Corp.
   8.00% due 11/01/2008                                      54,000       57,425
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                     216,000      230,071
Comcast Cable Communications
   8.50% due 05/01/2027                                     189,000      229,290
Corus Entertainment, Inc.
   8.75% due 03/01/2012                                       8,000        8,480
CSC Holdings, Inc.
   7.625% due 07/15/2018                                     11,000       10,450
Emmis Communications Corp.
   10.3663% due 06/15/2012 (b)                                6,000        6,008
Liberty Media Corp.
   5.70% due 05/15/2013                                       4,000        3,648
   7.875% due 07/15/2009                                      4,000        4,190
   8.25% due 02/01/2030                                       2,000        1,899
LIN Television Corp.
   6.50% due 05/15/2013                                       2,000        1,915
News America Holdings, Inc.
   7.75% due 01/20/2024                                     328,000      367,010
Quebecor Media, Inc.
   zero coupon, Step up to 13.75% on
      07/15/2006 due 07/15/2011                              11,000       11,234
   11.125% due 07/15/2011                                    14,000       15,138
Viacom, Inc.
   7.875% due 07/30/2030                                    250,000      279,941
                                                                      ----------
                                                                       1,226,699

BUILDING MATERIALS & CONSTRUCTION - 0.68%
American Standard, Inc.
   7.375% due 02/01/2008                                    135,000      140,836
Lowe's Companies, Inc.
   6.50% due 03/15/2029                                     273,000      303,623
   7.50% due 12/15/2005                                      47,000       47,033
Masco Corp.
   5.75% due 10/15/2008                                      94,000       95,845
SCL Terminal Aereo Santiago SA
   6.95% due 07/01/2012                                     164,278      168,938
                                                                      ----------
                                                                         756,275

BUSINESS SERVICES - 0.19%
FedEx Corp., Series 981A
   6.72% due 01/15/2022                                     164,015      177,801
Invensys PLC
   9.875% due 03/15/2011                                      4,000        3,920
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                      8,000        8,280
   10.25% due 08/15/2015                                      4,000        4,040
Xerox Corp.
   7.20% due 04/01/2016                                      15,000       15,787
                                                                      ----------
                                                                         209,828

CABLE AND TELEVISION - 1.04%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                                    $ 13,000   $   12,415
Comcast Corp.
   5.85% due 11/15/2015                                     350,000      352,925
   6.50% due 11/15/2035                                     175,000      176,099
Cox Communications, Inc.
   7.125% due 10/01/2012                                    208,000      221,256
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                     64,000       62,496
Echostar DBS Corp.
   6.375% due 10/01/2011                                      6,000        5,805
Mediacom Broadband LLC
   8.50% due 10/15/2015                                       2,000        1,870
   11.00% due 07/15/2013                                      4,000        4,300
Mediacom LLC/Mediacom Capital Corp.
   7.875% due 02/15/2011                                      5,000        4,650
   9.50% due 01/15/2013                                       4,000        3,930
Rogers Cable, Inc.
   6.25% due 06/15/2013                                      10,000        9,775
Shaw Communications, Inc.
   8.25% due 04/11/2010                                       4,000        4,280
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                       6,000        6,180
TCI Communications, Inc.
   8.75% due 08/01/2015                                     183,000      221,203
Time Warner, Inc.
   7.25% due 10/15/2017                                      60,000       66,304
                                                                      ----------
                                                                       1,153,488

CELLULAR COMMUNICATIONS - 0.73%
American Cellular Corp.
   10.00% due 08/01/2011                                      6,000        6,495
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                     94,000      105,272
   8.125% due 05/01/2012                                     56,000       64,468
   8.75% due 03/01/2031                                     217,000      284,321
Cingular Wireless LLC
   7.125% due 12/15/2031                                     67,000       75,123
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                      5,000        5,300
Nextel Communications, Inc.
   7.375% due 08/01/2015                                      7,000        7,368
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                     27,000       30,949
Vodafone Group PLC
   7.75% due 02/15/2010                                     211,000      231,469
                                                                      ----------
                                                                         810,765

CHEMICALS - 0.27%
Dow Chemical Company
   5.75% due 12/15/2008                                      54,000       55,375
   6.00% due 10/01/2012                                     154,000      160,881
Equistar Chemicals LP
   10.625% due 05/01/2011                                     8,000        8,820
IMC Global, Inc.
   7.30% due 01/15/2028                                       3,000        2,996

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                            SHARES OR
                                                             RINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                    $ 43,000   $ 47,622
   11.25% due 06/01/2011                                        4,000      4,340
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                        9,000      9,428
Methanex Corp.
   8.75% due 08/15/2012                                         4,000      4,420
Millennium America, Inc.
   9.25% due 06/15/2008                                         4,000      4,320
Nalco Company
   7.75% due 11/15/2011                                         4,000      4,110
                                                                        --------
                                                                         302,312

COAL - 0.00%
Massey Energy Company
   6.625% due 11/15/2010                                        2,000      2,007
COMPUTERS & BUSINESS EQUIPMENT - 0.07%
   Computer Sciences Corp.
   7.375% due 06/15/2011                                       19,000     20,135
Hewlett Packard Company
   6.50% due 07/01/2012                                        54,000     57,990
                                                                        --------
                                                                          78,125

CONTAINERS & GLASS - 0.04%
AEP Industries, Inc.
   7.875% due 03/15/2013                                        5,000      4,868
Crown Holdings, Inc., Series
   7.75% due 11/15/2015                                         5,000      5,100
Crown Holdings, Inc., Series 144A
   7.625% due 11/15/2013                                        5,000      5,125
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                        16,000     16,520
Stone Container Corp.
   9.25% due 02/01/2008                                        10,000     10,300
                                                                        --------
                                                                          41,913

CORRECTIONAL FACILITIES - 0.00%
Corrections Corporation of America
   6.25% due 03/15/2013                                         2,000      1,995

CRUDE PETROLEUM & NATURAL GAS - 0.19%
Burlington Resources Finance Company
   7.40% due 12/01/2031                                       159,000    195,164
Chesapeake Energy Corp.
   6.625% due 01/15/2016                                        2,000      1,980
   7.50% due 09/15/2013                                         3,000      3,165
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                                         4,000      4,207
                                                                        --------
                                                                         204,516

DOMESTIC OIL - 0.58%
Amerada Hess Corp.
   7.30% due 08/15/2031                                         2,000      2,281
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                      305,000    332,122
Exco Resources, Inc.
   7.25% due 01/15/2011                                         4,000      4,050
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                         2,000      2,165
Motiva Enterprises LLC
   5.20% due 09/15/2012                                      $148,000   $147,876
Valero Energy Corp.
   8.75% due 06/15/2030                                       112,000    146,723
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                         3,000      3,023
   7.25% due 05/01/2013                                         3,000      3,037
                                                                        --------
                                                                         641,277

DRUGS & HEALTH CARE - 0.04%
Allegiance Corp.
   7.00% due 10/15/2026                                        13,000     14,143
Biovail Corp.
   7.875% due 04/01/2010                                       10,000     10,375
Rite Aid Corp.
   8.125% due 05/01/2010                                       18,000     18,000
                                                                        --------
                                                                          42,518

ELECTRICAL EQUIPMENT - 0.31%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                       187,000    185,438
Nisource Finance Corp.
   3.20% due 11/01/2006                                        81,000     79,735
Northern States Power-Minnesota
   6.50% due 03/01/2028                                        67,000     74,589
                                                                        --------
                                                                         339,762

ELECTRICAL UTILITIES - 2.83%
AES Corp.
   9.00% due 05/15/2015                                        14,000     15,312
Alabama Power Company
   5.875% due 12/01/2022                                       63,000     65,079
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                                      113,000    113,684
Arizona Public Service Company
   6.375% due 10/15/2011                                      135,000    142,386
Avista Corp.
   9.75% due 06/01/2008                                        17,000     18,594
Carolina Power & Light Company
   6.50% due 07/15/2012                                       371,000    396,639
CMS Energy Corp.
   8.50% due 04/15/2011                                         4,000      4,310
Commonwealth Edison Company
   6.15% due 03/15/2012                                        92,000     95,386
Duke Energy Corp.
   5.375% due 01/01/2009                                      135,000    136,187
Florida Power & Light Company
   5.85% due 02/01/2033                                        31,000     31,975
Georgia Power Company
   5.25% due 12/15/2015                                       150,000    149,673
Midwest Generation LLC
   8.75% due 05/01/2034                                         6,000      6,615
Nevada Power Company
   9.00% due 08/15/2013                                         3,000      3,305
   10.875% due 10/15/2009                                       9,000      9,855
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                                        74,000     72,782

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
NSTAR
   8.00% due 02/15/2010                                    $270,000   $  298,923
Ohio Edison Company
   4.00% due 05/01/2008                                     312,000      304,234
Old Dominion Electric Coop
   6.25% due 06/01/2011                                     141,000      149,681
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                    158,000      166,082
Pacificorp Australia LLC
   6.15% due 01/15/2008                                     111,000      113,706
Pacificorp Secured MTN
   6.375% due 05/15/2008                                    135,000      139,307
PSEG Power LLC
   8.625% due 04/15/2031                                    154,000      196,637
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                                      54,000       61,952
Southern California Edison Company
   6.00% due 01/15/2034                                     201,000      208,177
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                                      7,000        7,490
TXU Corp., Series O
   4.80% due 11/15/2009                                      74,000       70,767
TXU Corp., Series P
   5.55% due 11/15/2014                                      16,000       15,055
Wisconsin Electric Power Company
   6.50% due 06/01/2028                                      94,000      104,076
Wisconsin Energy Corp.
   6.20% due 04/01/2033                                      33,000       33,869
                                                                      ----------
                                                                       3,131,738

ELECTRONICS - 0.02%
Sanmina-SCI Corp.
   6.75% due 03/01/2013                                       1,000          952
   10.375% due 01/15/2010                                    16,000       17,480
                                                                      ----------
                                                                          18,432

ENERGY - 0.34%
Alliant Energy Resources, Inc.
   9.75% due 01/15/2013                                      60,000       74,271
Aquila, Inc.
   9.95 due 02/01/2011                                       10,000       11,050
Midamerican Funding LLC
   6.75% due 03/01/2011                                     260,000      278,095
Peabody Energy Corp.
   6.875% due 03/15/2013                                     11,000       11,358
Reliant Energy, Inc.
   6.75% due 12/15/2014                                       5,000        4,375
TECO Energy Inc
   6.75% due 05/01/2015                                       2,000        2,070
                                                                      ----------
                                                                         381,219

FINANCIAL SERVICES - 8.68%
Aiful Corp.
   5.00% due 08/10/2010                                     200,000      196,828
AMBAC Financial Group Inc.
   5.95% due 12/05/2035                                     185,000      184,922
American Financial Group, Inc.
   7.125% due 04/15/2009                                    245,000      259,858
American General Finance Corp.
   5.375% due 10/01/2012                                   $154,000   $  154,435
Amerus Capital I
   8.85% due 02/01/2027                                     101,000      105,421
Arch Western Finance LLC
   6.75% due 07/01/2013                                       6,000        6,060
Associates Corp. of North America
   8.55% due 07/15/2009                                      81,000       90,369
BanPonce Financial Corp.
   6.80% due 12/21/2005                                      35,000       35,030
Beneficial Corp.
   8.40% due 05/15/2008                                      47,000       50,569
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                       1,000        1,090
CCM Merger, Inc.
   8.00% due 08/01/2013                                       6,000        5,805
CIT Group, Inc.
   6.50% due 02/07/2006                                     135,000      135,449
Citigroup, Inc.
   4.875% due 05/07/2015                                    586,000      569,006
Credit Suisse First Boston USA, Inc.
   6.125% due 11/15/2011                                    325,000      340,940
E*TRADE Financial Corp.
   7.375% due 09/15/2013                                      2,000        1,985
   8.00% due 06/15/2011                                       3,000        3,068
Equitable Companies, Inc.
   7.00% due 04/01/2028                                     235,000      269,917
Erac USA Finance Company
   8.00% due 01/15/2011                                     534,000      595,562
Farmers Exchange Capital
   7.05% due 07/15/2028                                     125,000      127,178
Ford Motor Credit Company
   7.00% due 10/01/2013                                       6,000        5,306
   7.375% due 10/28/2009                                    940,000      864,079
General Electric Capital Corp.
   6.125% due 02/22/2011                                     67,000       70,282
General Electric Capital Corp., MTN
   6.75% due 03/15/2032                                     634,000      728,812
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                    135,000      121,976
Hartford Financial Services Group, Inc.
   7.90% due 06/15/2010                                      27,000       29,994
Household Finance Corp.
   6.375% due 11/27/2012                                    410,000      432,986
   7.00% due 05/15/2012                                     133,000      144,913
International Lease Finance Corp.
   5.75% due 10/15/2006                                      94,000       94,538
John Deere Capital Corp.
   7.00% due 03/15/2012                                     104,000      114,614
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                                    467,000      447,050
Lehman Brothers Holdings, Inc.
   4.375% due 11/30/2010                                    117,000      113,607
MDP Acquistions MDPAC, JSG Funding SPA
   9.625% due 10/01/2012                                      2,000        1,980

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Mizuho Financial Group Cayman, Ltd.
   5.79% due 04/15/2014                                    $246,000   $  253,202
Morgan Stanley
   4.75% due 04/01/2014                                     401,000      381,443
   6.75% due 04/15/2011                                     106,000      113,571
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                     135,000      144,306
Nationwide Financial Services, Inc.
   6.25% due 11/15/2011                                     196,000      208,029
Pemex Finance, Ltd.
   8.875% due 11/15/2010                                    162,000      179,532
Sun Canada Financial Company
   7.25% due 12/15/2015                                     229,000      253,014
Sunamerica, Inc.
   8.125% due 04/28/2023                                    135,000      171,095
The Goldman Sachs Group, Inc.
   6.125% due 02/15/2033                                    304,000      311,421
   6.875% due 01/15/2011                                    108,000      116,177
TIAA Global Markets
   4.125% due 11/15/2007                                    200,000      197,204
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                                     111,000      120,486
United States Bancorp Oregon
   7.50% due 06/01/2026                                     700,000      846,157
Western Financial Bank
   9.625% due 05/15/2012                                      8,000        8,980
                                                                      ----------
                                                                       9,608,246

FOOD & BEVERAGES - 1.49%
Ameriqual Group LLC
   9.00% due 04/01/2012                                       2,000        2,070
Cia Brasileira de Bebidas
   8.75% due 09/15/2013                                     371,000      435,925
General Mills, Inc.
   6.00% due 02/15/2012                                      86,000       89,594
Kraft Foods, Inc.
   5.625% due 11/01/2011                                    160,000      163,417
   6.50% due 11/01/2031                                     266,000      286,663
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                     142,000      167,647
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                     147,000      155,544
Tyson Foods, Inc.
   8.25% due 10/01/2011                                     312,000      350,557
                                                                      ----------
                                                                       1,651,417

FOREST PRODUCTS - 0.33%
Weyerhaeuser Company
   6.75% due 03/15/2012                                     308,000      324,991
   7.95% due 03/15/2025                                      40,000       44,987
                                                                      ----------
                                                                         369,978

GAS & PIPELINE UTILITIES - 0.47%
Duke Energy Field Services
   5.75% due 11/15/2006                                      33,000       33,234
El Paso Production Holding Company
   7.75% due 06/01/2013                                       5,000        5,125
Kinder Morgan Energy Partners
   7.125% due 03/15/2012                                   $208,000   $  226,930
Northern Border Partners, LP
   7.10% due 03/15/2011                                     135,000      146,803
Praxair, Inc.
   6.50% due 03/01/2008                                      81,000       83,423
Tennessee Gas Pipeline Company
   8.375% due 06/15/2032                                      5,000        5,593
Williams Companies, Inc.
   7.125% due 09/01/2011                                     13,000       13,422
   7.875% due 09/01/2021                                      1,000        1,055
   8.125% due 03/15/2012                                      1,000        1,078
                                                                      ----------
                                                                         516,663

HEALTHCARE PRODUCTS - 0.01%
CDRV Investors, Inc.
   zero coupon, Step up to 9.625% on
   01/01/2010 due 01/01/2015                                 13,000        7,800

HEALTHCARE SERVICES - 0.14%
DaVita, Inc.
   6.625% due 03/15/2013                                      2,000        2,050
   7.25% due 03/15/2015                                       2,000        2,042
Healthsouth Corp.
   7.625% due 06/01/2012                                      2,000        1,850
   8.375% due 10/01/2011                                     13,000       12,253
Quest Diagnostics, Inc.
   5.45% due 11/01/2015                                     125,000      124,709
Radiologix, Inc.
   10.50% due 12/15/2008                                      9,000        9,000
                                                                      ----------
                                                                         151,904

HOMEBUILDERS - 0.51%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011                                     12,000       12,480
Centex Corp.
   7.875% due 02/01/2011                                    260,000      284,299
D. R. Horton, Inc.
   9.75% due 09/15/2010                                      14,000       15,764
KB Home
   6.25% due 06/15/2015                                       5,000        4,759
Pulte Homes, Inc.
   7.875% due 08/01/2011                                    100,000      109,536
   8.125% due 03/01/2011                                    125,000      137,376
                                                                      ----------
                                                                         564,214

HOTELS & RESTAURANTS - 0.28%
Aztar Corp.
   9.00% due 08/15/2011                                       4,000        4,250
Marriott International, Inc.
   4.625% due 06/15/2012                                    228,000      218,181
MGM Mirage, Inc.
   6.00% due 10/01/2009                                      20,000       19,850
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                     24,000       26,340
Riviera Holdings Corp.
   11.00% due 06/15/2010                                     10,000       10,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
Station Casinos, Inc.
   6.00% due 04/01/2012                                    $  5,000   $    4,987
Wendy's International, Inc.
   7.00% due 12/15/2025                                      24,000       24,258
                                                                      ----------
                                                                         308,666

HOUSEHOLD PRODUCTS - 0.35%
Procter & Gamble, Series A
   9.36% due 01/01/2021                                     300,000      386,811

INDUSTRIAL MACHINERY - 0.01%
The Manitowoc Company, Inc.
   10.50% due 08/01/2012                                      7,000        7,805

INSURANCE - 5.09%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                                    231,000      234,446
ACE Capital Trust II
   9.70% due 04/01/2030                                     198,000      267,816
AIG SunAmerica Global Financing X, Series 144A
   6.90% due 03/15/2032                                     100,000      114,435
Allstate Corp.
   5.55% due 05/09/2035                                     194,000      185,260
Cigna Corp.
   7.875% due 05/15/2027                                     11,000       13,417
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                                     200,000      202,637
Equitable Life Assurance Society
   7.70% due 12/01/2015                                     250,000      292,930
Everest Reinsurance Holdings, Inc.
   8.75% due 03/15/2010                                      69,000       78,064
Fidelity National Financial, Inc.
   7.30% due 08/15/2011                                      81,000       84,255
Florida Windstorm Underwriting Association,
   Series 1999
   7.125% due 02/25/2019                                    503,000      577,394
Jackson National Life Insurance Company
   8.15% due 03/15/2027                                     377,000      468,257
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                    429,000      443,146
Marsh & McLennan Companies, Inc.
   5.875% due 08/01/2033                                    167,000      154,668
   7.125% due 06/15/2009                                    254,000      268,201
Metlife, Inc.
   5.375% due 12/15/2012                                    150,000      151,201
   5.70% due 06/15/2035                                     208,000      202,888
Mony Group, Inc.
   7.45% due 12/15/2005                                      87,000       87,061
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                                     260,000      320,534
New York Life Insurance Company
   5.875% due 05/15/2033                                    100,000      102,218
Ohio National Life Insurance Company
   8.50% due 05/15/2026                                     155,000      185,768
Premium Asset Trust
   4.125% due 03/12/2009                                     87,000       83,418
Principal Life Global Funding I
   6.125% due 10/15/2033                                    108,000      114,049
Prudential Financial
   7.65% due 07/01/2007                                    $200,000   $  208,242
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                                     135,000      143,286
Safeco Corp.
   4.875% due 02/01/2010                                    132,000      130,639
   7.25% due 09/01/2012                                      18,000       19,957
The St. Paul Travelers Companies, Inc.
   5.50% due 12/01/2015                                      55,000       54,706
   5.75% due 03/15/2007                                     127,000      127,921
WR Berkley Corp.
   5.125% due 09/30/2010                                     54,000       53,441
   5.60% due 05/15/2015                                     263,000      260,334
                                                                      ----------
                                                                       5,630,589

INTERNATIONAL OIL - 0.31%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                      37,000       38,807
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                    260,000      299,000
                                                                      ----------
                                                                         337,807

INTERNET RETAIL - 0.24%
InterActive Corp.
   7.00% due 01/15/2013                                     260,000      265,783

INVESTMENT COMPANIES - 0.15%
Canadian Oil Sands
   7.90% due 09/01/2021                                     135,000      162,698

LEISURE TIME - 0.46%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                                     427,000      489,325
Mandalay Resort Group
   10.25% due 08/01/2007                                      7,000        7,473
Movie Gallery, Inc.
   11.00% due 05/01/2012                                      2,000        1,510
Seneca Gaming Corp.
   7.25% due 05/01/2012                                       1,000        1,014
Station Casinos, Inc.
   6.875% due 03/01/2016                                      1,000        1,015
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                      9,000        8,696
                                                                      ----------
                                                                         509,033

LIFE SCIENCES - 0.00%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                      4,000        3,985
   6.75% due 08/15/2014                                       1,000        1,046
                                                                      ----------
                                                                           5,031

LIQUOR - 0.10%
Molson Coors Capital Finance
   4.85% due 09/22/2010                                     117,000      115,175

MANUFACTURING - 0.00%
Koppers, Inc.
   9.875% due 10/15/2013                                      2,000        2,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
MEDICAL-HOSPITALS - 0.04%
HCA, Inc.
   7.875% due 02/01/2011                                    $ 20,000    $ 21,306
IASIS Healthcare LLC
   8.75% due 06/15/2014                                        4,000       4,200
NDCHealth Corp.
   10.50% due 12/01/2012                                       9,000      10,238
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                        4,000       4,050
                                                                        --------
                                                                          39,794

METAL & METAL PRODUCTS - 0.03%
Hawk Corp.
   8.75% due 11/01/2014                                        2,000       2,000
Inco, Ltd.
   5.70% due 10/15/2015                                       33,000      32,509
Novelis, Inc.
   7.25% due 02/15/2015                                        3,000       2,805
                                                                        --------
                                                                          37,314

MINING - 0.19%
Corporacion Nacional Del Cobre de Chile -
   CODELCO
   6.375% due 11/30/2012                                     200,000     213,642

NEWSPAPERS - 0.12%
News America Holdings, Inc.
   9.25% due 02/01/2013                                      109,000     132,197

OFFICE FURNISHINGS & SUPPLIES - 0.00%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                        5,000       4,775

PAPER - 0.31%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                                       20,000      20,450
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                       11,000      10,835
Georgia-Pacific Corp.
   8.00% due 01/15/2024                                        2,000       1,925
   8.875% due 02/01/2010                                      29,000      32,625
Longview Fibre Company
   10.00% due 01/15/2009                                       2,000       2,100
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                                       5,000       4,888
Temple-Inland, Inc.
   7.875% due 05/01/2012                                     208,000     227,037
Willamette Industries, Inc.
   7.00% due 02/01/2018                                       40,000      42,059
                                                                        --------
                                                                         341,919

PETROLEUM SERVICES - 0.63%
Baker Hughes, Inc.
   6.875% due 01/15/2029                                      27,000      31,547
Halliburton Company
   5.50% due 10/15/2010                                      192,000     195,587
Hornbeck Offshore Services, Inc.
   6.125% due 12/01/2014                                       3,000       2,955
Murphy Oil Corp.
   7.05% due 05/01/2029                                       60,000      68,691
Noram Energy Corp.
   6.50% due 02/01/2008                                     $263,000    $269,805
Petroleum Export, Ltd.
   5.265% due 06/15/2011                                     119,000     117,648
Pride International, Inc.
   7.375% due 07/15/2014                                       5,000       5,388
                                                                        --------
                                                                         691,621

PHARMACEUTICALS - 0.44%
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                       3,000       2,992
   5.875% due 09/15/2015                                       3,000       3,015
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                                        3,000       2,918
Mylan Laboratories, Inc.
   6.375% due 08/15/2015                                       4,000       3,965
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                                   85,000      86,104
   6.75% due 12/01/2033 (b)                                  344,000     382,702
                                                                        --------
                                                                         481,696

PUBLISHING - 0.10%
Dex Media East LLC
   12.125% due 11/15/2012                                      4,000       4,660
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
   11/15/2008 due 11/15/2013                                   7,000       5,547
E.W. Scripps Company
   6.625% due 10/15/2007                                      67,000      68,575
Scholastic Corp.
   5.00% due 04/15/2013                                       35,000      31,957
                                                                         110,739

RAILROADS & EQUIPMENT - 0.16%
Canadian National Railway Company
   7.375% due 10/15/2031                                     142,000     175,482
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                                       2,000       2,027
                                                                        --------
                                                                         177,509

REAL ESTATE - 2.88%
AMB Property LP, REIT
   5.45% due 12/01/2010                                       80,000      80,341
   7.50% due 06/30/2018                                      106,000     119,940
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                                     228,000     223,155
Duke Realty Corp. LP, REIT
   5.25% due 01/15/2010                                      275,000     275,158
EOP Operating LP, REIT
   4.65% due 10/01/2010                                       50,000      48,313
ERP Operating LP, REIT
   5.125% due 03/15/2016                                     201,000     193,502
Federal Realty Investment Trust, REIT
   5.65% due 06/01/2016                                       55,000      54,504
Health Care Property Investors, Inc., REIT
   6.00% due 03/01/2015                                       75,000      76,042
   7.072 due 06/08/2015 (b)                                   67,000      72,713

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
REAL ESTATE (CONTINUED)
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                                   $377,000   $  416,521
Host Marriott LP, REIT
   9.50% due 01/15/2007                                      16,000       16,680
Kimco Realty Corp. - REIT
   5.584% due 11/23/2015                                    125,000      124,872
Lennar Corp.
   7.625% due 03/01/2009                                     31,000       33,053
Liberty Property LP, REIT
   7.25% due 03/15/2011                                     377,000      408,484
Prologis, REIT
   5.625% due 11/15/2015                                    175,000      174,157
Realty Income Corp., REIT
   5.375% due 09/15/2017                                    135,000      129,584
Regency Centers LP, REIT
   7.95% due 01/15/2011                                     169,000      187,206
Simon Property Group LP, REIT
   5.10% due 06/15/2015                                     129,000      123,656
   5.75% due 12/01/2015                                     225,000      226,340
Spieker Properties LP, REIT
   7.25% due 05/01/2009                                      60,000       63,860
United Dominion Realty Trust, Inc., REIT
   5.25% due 01/15/2016                                     142,000      136,558
Ventas Realty LP, REIT
   6.75% due 06/01/2010                                       2,000        2,030
   7.125% due 06/01/2015                                      3,000        3,120
                                                                      ----------
                                                                       3,189,789

RETAIL GROCERY - 0.18%
Delhaize America, Inc.
   9.00% due 04/15/2031                                       2,000        2,275
Kroger Comany
   6.75% due 04/15/2012                                     179,000      184,863
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                       8,000        7,600
                                                                      ----------
                                                                         194,738

RETAIL TRADE - 0.49%
Federated Department Stores, Inc.
   6.90% due 04/01/2029                                     156,000      165,757
GSC Holdings Corp.
   8.00% due 10/01/2012                                       3,000        2,895
Lazy Days RV Center, Inc.
   11.75% due 05/15/2012                                      9,000        9,090
Neff Corp.
   11.25% due 06/15/2012                                      5,000        5,237
Target Corp.
   6.35% due 01/15/2011                                     142,000      150,913
Wal-Mart Stores, Inc.
   4.125% due 02/15/2011                                    218,000      209,361
                                                                      ----------
                                                                         543,253

SANITARY SERVICES - 0.02%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                      22,000       23,155

SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
   7.125% due 03/15/2011                                   $  6,000   $    5,250
MagnaChip Semiconductor SA
   6.875% due 12/15/2011                                      2,000        1,930
   8.00% due 12/15/2014                                       3,000        2,775
                                                                      ----------
                                                                           9,955

SOFTWARE - 0.00%
Activant Solutions, Inc.
   10.0544% due 04/01/2010 (b)                                5,000        5,125

STEEL - 0.01%
United States Steel LLC
   10.75% due 08/01/2008                                      9,000        9,934

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.82%
Bellsouth Corp.
   4.75% due 11/15/2012                                     302,000      292,990
Citizens Communications Company
   9.25% due 05/15/2011                                      12,000       13,110
France Telecom SA
   8.00% due 03/01/2011                                     267,000      298,542
GCI, Inc.
   7.25% due 02/15/2014                                      10,000        9,800
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                                       4,000        4,115
   10.50% due 11/01/2010                                     12,000       12,615
Intelsat Bermuda, Ltd.
   8.625% due 01/15/2015                                      2,000        2,005
Intelsat, Ltd.
   8.25% due 01/15/2013                                       7,000        7,000
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                       2,000        1,725
Panamsat Corp.
   9.00% due 08/15/2014                                       1,000        1,050
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                                    208,000      256,510
Syniverse Technologies, Inc.
   7.75% due 08/15/2013                                       6,000        6,075
United States West Communications, Inc.
   6.875% due 09/15/2033                                      3,000        2,798
                                                                      ----------
                                                                         908,335

TELEPHONE - 1.44%
Alltel Corp.
   7.875% due 07/01/2032                                     40,000       47,418
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                                     148,000      153,725
AT&T Corp.
   7.8 due 11/15/2011 (b)                                     9,000        9,987
   8.50% due 11/15/2031 (b)                                   2,000        2,460
British Telecommunications PLC
   8.375% due 12/15/2010                                    156,000      177,767
MCI, Inc.
   6.908% due 05/01/2007 (b)                                  8,000        8,090
   8.735% due 05/01/2014 (b)                                  2,000        2,208

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
CORPORATE BONDS (CONTINUED)
TELEPHONE (CONTINUED)
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011                                   $  5,000   $     5,038
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                     13,000        13,179
Sprint Capital Corp.
   6.875% due 11/15/2028                                   402,000       431,769
Telecom Italia Capital SA
   6.00% due 09/30/2034                                    409,000       391,068
Verizon Communications, Inc.
   8.75% due 11/01/2021                                    285,000       349,507
                                                                     -----------
                                                                       1,592,216

TOBACCO - 0.27%
Alliance One International, Inc.
   11.00% due 05/15/2012                                     2,000         1,730
Altria Group, Inc.
   7.00% due 11/04/2013                                    269,000       291,415
RJ Reynolds Tobacco Holdings, Inc.
   7.30% due 07/15/2015                                      6,000         6,045
                                                                     -----------
                                                                         299,190

TRUCKING & FREIGHT - 0.00%
Navistar International Corp.
   6.25% due 03/01/2012                                      2,000         1,800
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $47,090,978)                             $47,070,562
                                                                     -----------

MUNICIPAL BONDS - 1.04%
ARIZONA - 0.12%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                                    135,000       139,820

CALIFORNIA - 0.48%
Los Angeles County California Pension,
   Series A
   8.62% due 06/30/2006                                    200,000       204,482
San Bernardino County California, Series A
   5.15% due 08/01/2011                                    120,000       120,751
Southern California Public Power Authority
   Project, Series B
   6.93% due 05/15/2017                                    175,000       203,023
                                                                     -----------
                                                                         528,256

FLORIDA - 0.15%
Miami Beach Florida Redevelopment Agency Tax
   Increment Revenue
   8.95% due 12/01/2022                                    135,000       163,301

INDIANA - 0.01%
Indiana Bond Bank Revenue
   5.02% due 01/15/2016                                     15,000        14,870

MARYLAND - 0.04%
Maryland State Transportation Authority, Ltd.
   5.84% due 07/01/2011                                     40,000        41,866

MICHIGAN - 0.17%
Detroit Michigan Downtown Development
   Authority
   6.20% due 07/01/2008                                    180,000       185,994

NEW JERSEY - 0.02%
Jersey City New Jersey Municipal Utilities
   Authority
   4.55% due 05/15/2012                                   $ 20,000   $    19,466

NEW YORK - 0.05%
Sales Tax Asset Receivable Corp., Series B
   4.25% due 10/15/2011                                     65,000        62,642
                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $1,161,216)                              $ 1,156,215
                                                                     -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.84%
Asset Securitization Corp., Series 1997-D5,
   Class A1B
   6.66% due 02/14/2043                                    120,536       121,969
Asset Securitization Corp., Series 1997-D5,
   Class A1D
   6.85% due 02/14/2043                                    500,000       532,944
Banc of America Commercial Mortgage, Inc.,
   Class A
   6.186% due 06/11/2035                                   405,797       426,069
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T12, Class A4
   4.68% due 08/13/2039                                    405,797       392,155
Chase Commercial Mortgage Securities Corp.,
   Series 1998-1, Class A2
   6.56% due 05/18/2030                                    442,356       454,914
Chase Commercial Mortgage Securities Corp.,
   Series 1998-2, Class A2
   6.39% due 11/18/2030                                    336,996       348,602
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class A4
   5.224% due 09/15/2020                                   500,000       504,531
Commercial Mortgage Asset Trust, Series
   1999-C1, Class A3
   6.64% due 01/17/2032                                    405,797       424,520
Commercial Mortgage Pass Through
   Certificates, Series 2005-C6, Class A5A
   5.116% due 06/10/2044 (b)                               500,000       493,695
CS First Boston Mortgage Securities Corp,
   Series 2003-C3, Class A5
   3.936% due 05/15/2038                                   500,000       460,852
First Union - Chase Commercial Mortgage,
   Series 1999-C2, Class A2
   6.645% due 06/15/2031                                   395,190       411,633
General Electric Capital Assurance Company,
   Series 2003-1 Class A5
   5.7426% due 05/12/2035                                   89,275        92,006
Government National Mortgage Association,
   Series 2005-74, Class HA
   7.50% due 09/16/2035                                     62,635        66,158
Government National Mortgage Association,
   Series 2005-74, Class HB
   7.50% due 09/16/2035                                     43,023        45,443
Government National Mortgage Association,
   Series 2005-74, Class HC
   7.50% due 09/16/2035                                     31,356        33,119

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------    ----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG5, Class A5
   5.224% due 04/10/1937 (b)                             $  500,000   $  497,054
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2005-LDP4, Class A4
   4.918% due 10/15/2042 (b)                                500,000      485,533
LB-UBS Commercial Mortgage Trust,
   Series 2001-C7, Class A3
   5.642% due 12/15/2025                                    353,372      358,380
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                                    202,898      217,004
Merrill Lynch Mortgage Trust, Series
   2005-CIP1, Class A4
   5.047% due 07/12/2038 (b)                                500,000      490,784
Morgan Stanley Capital I, Inc., Class A
   6.54% due 07/15/2030                                     158,454      163,267
Morgan Stanley Capital I, Inc., Series
   1999-WF1, Class A2
   6.21% due 11/15/2031                                     404,088      414,611
Morgan Stanley Dean Witter Capital I, Class A
   6.39% due 10/15/2035                                     270,531      286,140
Morgan Stanley Dean Witter Capital I, Class A2
   5.98% due 01/15/2039                                      40,579       42,198
Morgan Stanley Dean Witter Capital I,
   Series 2001, Class A4
   6.39% due 07/15/2033                                     113,623      119,921
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1B
   6.59% due 03/15/2030                                     385,507      398,765
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                                    405,797      387,985
                                                                      ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,669,819)                                                     $8,670,252
                                                                      ----------

ASSET BACKED SECURITIES - 8.48%
Advanta Business Card Master Trust, Series
   2005-A4, Class A4
   4.75% due 01/20/2011                                     370,000      369,636
AESOP Funding II LLC, Series 2003-4, Class A
   2.86% due 08/20/2009                                     235,000      223,590
AmeriCredit Automobile Receivables Trust,
   Series 2005-AX, Class A4
   3.93% due 10/06/2011                                     700,000      686,534
Bank One Auto Securitization Trust, Series
   2003-1, Class A4
   2.43% due 03/22/2010                                     602,000      586,426
Capital One Multi-Asset Execution Trust,
   Series 2003-A4, Class A4
   3.65% due 07/15/2011                                     415,000      402,481
Carmax Auto Owner Trust, Series 2004-2,
   Class A4
   3.46% due 09/15/2011                                     405,000      392,856
Chase Manhattan Auto Owner Trust, Class A
   4.21% due 01/15/2009                                     128,000      127,917
Chase Manhattan Auto Owner Trust, Series
   2005-B, Class A4
   4.88% due 06/15/2012                                  $  700,000   $  700,982
Ford Credit Auto Owner Trust, Series 2005-C,
   Class A4
   4.36% due 06/15/2010                                     279,000      274,698
Harley-Davidson Motorcycle Trust, Series
   2005-1, Class A2
   3.76% due 12/17/2012                                     405,000      396,848
Honda Auto Receivables Owner Trust, Series
   2005-1, Class A4
   3.82% due 05/21/2010                                     606,000      591,471
M&I Auto Loan Trust, Series 2005-1, Class A4
   4.86% due 03/21/2011                                     700,000      699,891
Massachusetts RRB Special Purpose Trust,
   Series 1999-1, Class A5
   7.03% due 03/15/2012                                     600,000      638,240
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                                      99,571      105,391
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A
   5.75% due 10/15/2008                                     270,000      271,321
Peco Energy Transition Trust, Series 2001 A
   6.52% due 12/31/2010                                      33,000       35,083
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                                     405,000      394,110
USAA Auto Owner Trust, Series 2004-1, Class A4
   2.67% due 10/15/2010                                     112,000      108,726
USAA Auto Owner Trust, Series 2005-4, Class A4
   4.89% due 08/15/2012                                     700,000      701,750
Wachovia Auto Owner Trust, Series 2005-B,
   Class A5
   4.93% due 11/20/2012                                     700,000      699,948
WFS Financial Owner Trust, Series 2005-2,
   Class A4
   4.39% due 11/19/2012                                     290,000      287,782
World Omni Auto Receivables Trust, Series
   2005-A, Class A4
   3.82% due 11/12/2011                                     700,000      682,645
                                                                      ----------
TOTAL ASSET BACKED SECURITIES
(Cost $9,378,878)                                                     $9,378,326
                                                                      ----------

REPURCHASE AGREEMENTS - 7.12%
Bank of America Repurchase Agreement
   dated 11/30/2005 at 3.93% to be
   repurchased at $7,877,860 on
   12/01/2005, collaterized by
   $8,110,000 U.S.Treasury Notes, 3.25%
   due 8/15/2007 (valued at $8,036,264,
   including interest) (c)                               $7,877,000   $7,877,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,877,000)                                                     $7,877,000
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (INVESTMENT QUALITY BOND FUND)
   (COST $111,666,990) - 100.85%                                    $111,580,119
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.85)%                         (936,984)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $110,643,135
                                                                    ============

LARGE CAP FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.75%
ADVERTISING - 2.14%
Omnicom Group, Inc.                                        38,275    $ 3,236,534

AEROSPACE - 2.49%
Lockheed Martin Corp.                                      33,388      2,023,313
Northrop Grumman Corp.                                     30,165      1,730,566
                                                                     -----------
                                                                       3,753,879

AUTO PARTS - 2.25%
BorgWarner, Inc.                                           16,069        964,140
Johnson Controls, Inc.                                     34,927      2,425,680
                                                                     -----------
                                                                       3,389,820

BANKING - 4.94%
Fifth Third Bancorp                                        73,495      2,959,644
Wells Fargo Company                                        71,639      4,502,511
                                                                     -----------
                                                                       7,462,155

BIOTECHNOLOGY - 3.62%
Cephalon, Inc. *                                           25,403      1,291,742
Genzyme Corp. *                                            56,202      4,178,057
                                                                     -----------
                                                                       5,469,799

BROADCASTING - 2.04%
Clear Channel Communications, Inc.                         46,358      1,509,416
Univision Communications, Inc., Class A *                  51,755      1,564,554
                                                                     -----------
                                                                       3,073,970

BUILDING MATERIALS & CONSTRUCTION - 1.92%
Masco Corp.                                                97,578      2,904,897

BUSINESS SERVICES - 2.07%
Accenture, Ltd., Class A                                   68,170      1,938,755
Cendant Corp.                                              66,914      1,189,062
                                                                     -----------
                                                                       3,127,817

CABLE AND TELEVISION - 0.57%
DIRECTV Group, Inc. *                                      65,609        865,383

COMPUTERS & BUSINESS EQUIPMENT - 1.02%
Hewlett-Packard Company                                    51,878      1,539,220

CRUDE PETROLEUM & NATURAL GAS - 1.47%
Marathon Oil Corp.                                         37,369      2,215,608

DRUGS & HEALTH CARE - 2.20%
Wyeth                                                      79,918      3,321,392

ELECTRICAL UTILITIES - 4.08%
American Electric Power Company, Inc.                      36,343      1,327,973
Exelon Corp.                                               73,613      3,830,821
FirstEnergy Corp.                                             922         43,297
Northeast Utilities                                        18,300        340,014
Pepco Holdings, Inc.                                       28,381        615,016
                                                                     -----------
                                                                       6,157,121

ENERGY - 1.00%
Sempra Energy                                              34,414    $ 1,512,495

FINANCIAL SERVICES - 15.70%
Citigroup, Inc.                                           146,634      7,119,081
Federal Home Loan Mortgage Corp.                           49,045      3,062,860
JPMorgan Chase & Company                                   91,299      3,492,187
Mellon Financial Corp.                                     91,032      3,062,317
Morgan Stanley                                             88,213      4,942,574
PNC Financial Services Group, Inc.                         31,604      2,015,387
                                                                     -----------
                                                                      23,694,406

GAS & PIPELINE UTILITIES - 0.62%
NiSource, Inc.                                             43,298        932,206

HEALTHCARE PRODUCTS - 3.67%
Johnson & Johnson                                          58,208      3,594,344
Medtronic, Inc.                                            18,634      1,035,492
Zimmer Holdings, Inc. *                                    14,484        907,712
                                                                     -----------
                                                                       5,537,548

HEALTHCARE SERVICES - 5.59%
Healthsouth Corp. *                                        94,689        353,190
Medco Health Solutions, Inc. *                             34,950      1,875,068
UnitedHealth Group, Inc.                                   66,343      3,971,292
Wellpoint, Inc. *                                          29,139      2,238,749
                                                                     -----------
                                                                       8,438,299

INSURANCE - 3.76%
American International Group, Inc.                         59,068      3,965,826
Hartford Financial Services Group, Inc.                    19,638      1,715,772
                                                                     -----------
                                                                       5,681,598

INTERNET RETAIL - 1.10%
Expedia, Inc. *                                            67,101      1,663,434

INTERNET SOFTWARE - 0.84%
Symantec Corp. *                                           71,788      1,268,494

LEISURE TIME - 1.42%
Carnival Corp.                                             39,299      2,141,403

LIFE SCIENCES - 0.84%
Waters Corp. *                                             32,445      1,272,817

LIQUOR - 0.76%
Anheuser-Busch Companies, Inc.                             26,300      1,150,362

MANUFACTURING - 2.97%
Illinois Tool Works, Inc.                                  34,024      3,003,299
Mettler-Toledo International, Inc. *                       25,955      1,481,511
                                                                     -----------
                                                                       4,484,810

PETROLEUM SERVICES - 2.46%
Baker Hughes, Inc.                                         15,128        867,591
Exxon Mobil Corp.                                          24,569      1,425,739
GlobalSantaFe Corp.                                        31,300      1,419,768
                                                                     -----------
                                                                       3,713,098

PHARMACEUTICALS - 4.09%
Allergan, Inc.                                             32,263      3,226,300
Bristol-Myers Squibb Company                               45,699        986,642

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Caremark Rx, Inc. *                                        27,913   $  1,434,449
Mylan Laboratories, Inc.                                   25,100        524,339
                                                                    ------------
                                                                       6,171,730

PUBLISHING - 0.60%
Dex Media, Inc.                                            33,243        904,874

RAILROADS & EQUIPMENT - 1.68%
Burlington Northern Santa Fe Corp.                         38,250      2,531,385

RETAIL GROCERY - 1.33%
The Kroger Company *                                      103,098      2,006,287

RETAIL TRADE - 3.38%
Costco Wholesale Corp.                                     67,090      3,353,158
Kohl's Corp. *                                             37,905      1,743,630
                                                                    ------------
                                                                       5,096,788

SEMICONDUCTORS - 1.50%
Applied Materials, Inc.                                    74,594      1,350,897
Xilinx, Inc.                                               34,391        909,298
                                                                    ------------
                                                                       2,260,195

SOFTWARE - 5.89%
Mercury Interactive Corp. *                                34,624        962,547
Microsoft Corp.                                           217,189      6,018,307
Oracle Corp. *                                            151,385      1,902,910
                                                                    ------------
                                                                       8,883,764

TELEPHONE - 4.29%
AT&T Corp. *                                               72,274      1,800,345
Sprint Corp.                                              186,427      4,668,132
                                                                    ------------
                                                                       6,468,477

TRANSPORTATION - 0.97%
Harley-Davidson, Inc.                                      27,100      1,459,606

TRUCKING & FREIGHT - 1.48%
Fedex Corp.                                                22,883      2,233,838
                                                                    ------------
TOTAL COMMON STOCKS (Cost $140,349,316)                             $146,025,509
                                                                    ------------

SHORT TERM INVESTMENTS - 0.12%
United States Treasury Bills
   3.685% due 01/05/2006                               $  175,000   $    174,373
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $174,373)                        $    174,373
                                                                    ------------

REPURCHASE AGREEMENTS - 2.87%
   Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $4,338,229 on
   12/01/2005, collateralized by
   $3,180,000 U.S. Treasury Bonds,
   8.125% due 08/15/2021 (valued at
   $4,425,762, including interest) (c)                 $4,338,000   $  4,338,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $4,338,000)                       $  4,338,000
                                                                    ------------
TOTAL INVESTMENTS (LARGE CAP FUND)
   (COST $144,861,689) - 99.74%                                     $150,537,882
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.26%                            395,387
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $150,933,269
                                                                    ============

LARGE CAP VALUE FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.80%
AEROSPACE - 1.99%
Lockheed Martin Corp.                                       6,520    $   395,112
Northrop Grumman Corp.                                     12,864        738,008
Raytheon Company                                           45,000      1,728,900
                                                                     -----------
                                                                       2,862,020

AUTOMOBILES - 0.18%
Ford Motor Company                                         31,720        257,884

BANKING - 5.03%
Bank of America Corp.                                     122,000      5,598,580
Comerica, Inc.                                             28,000      1,614,760
                                                                     -----------
                                                                       7,213,340

BIOTECHNOLOGY - 0.09%
Invitrogen Corp. *                                          2,000        133,300

BROADCASTING - 1.65%
Viacom, Inc., Class B                                      71,000      2,371,400

BUSINESS SERVICES - 1.36%
Computer Sciences Corp. *                                  31,000      1,557,130
NCR Corp. *                                                11,454        388,863
                                                                     -----------
                                                                       1,945,993

CELLULAR COMMUNICATIONS - 1.18%
Motorola, Inc.                                             70,000      1,686,300

CHEMICALS - 0.38%
Eastman Chemical Company                                    9,868        545,996

COMPUTERS & BUSINESS EQUIPMENT - 3.82%
Apple Computer, Inc. *                                      8,282        561,685
Hewlett-Packard Company                                   117,000      3,471,390
Sandisk Corp. *                                            25,000      1,276,500
Sybase, Inc. *                                              7,577        170,104
                                                                     -----------
                                                                       5,479,679

CRUDE PETROLEUM & NATURAL GAS - 10.36%
Amerada Hess Corp.                                         13,000      1,592,760
Apache Corp.                                               30,000      1,958,400
Burlington Resources, Inc.                                 30,000      2,167,500
ChevronTexaco Corp.                                        23,000      1,318,130
Devon Energy Corp.                                         36,000      2,167,200
Marathon Oil Corp.                                         32,000      1,897,280
Occidental Petroleum Corp.                                 28,000      2,220,400
Sunoco, Inc.                                               20,000      1,544,000
                                                                     -----------
                                                                      14,865,670

ELECTRICAL UTILITIES - 1.96%
American Electric Power Company, Inc.                      13,921        508,673
CMS Energy Corp. *                                          2,467         34,489
Edison International                                       40,000      1,804,800
TXU Corp.                                                   4,581        470,148
                                                                     -----------
                                                                       2,818,110

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
ELECTRONICS - 3.00%
Agilent Technologies, Inc. *                                15,331   $   546,703
Solectron Corp. *                                          288,000     1,033,920
Synopsys, Inc. *                                            75,000     1,464,000
Teleflex, Inc.                                              19,000     1,257,230
                                                                     -----------
                                                                       4,301,853

FINANCIAL SERVICES - 8.06%
CIT Group, Inc.                                             35,000     1,732,500
Citigroup, Inc.                                             61,000     2,961,550
Countrywide Financial Corp.                                 54,000     1,879,740
JPMorgan Chase & Company                                     7,000       267,750
Lehman Brothers Holdings, Inc.                              18,000     2,268,000
The Goldman Sachs Group, Inc.                               19,000     2,450,240
                                                                     -----------
                                                                      11,559,780

FOOD & BEVERAGES - 3.40%
Campbell Soup Company                                       50,000     1,510,500
Pilgrims Pride Corp.                                        37,000     1,184,000
The Coca-Cola Company                                       51,000     2,177,190
                                                                     -----------
                                                                       4,871,690

FUNERAL SERVICES - 0.54%
Service Corp. International                                 94,000       771,740

HEALTHCARE PRODUCTS - 0.16%
Becton, Dickinson & Company                                  3,876       225,700

HEALTHCARE SERVICES - 3.05%
Cardinal Health, Inc.                                       26,000     1,662,700
HCA, Inc.                                                    7,225       368,403
Humana, Inc. *                                               9,868       452,250
McKesson Corp.                                              10,926       549,578
Medco Health Solutions, Inc. *                              25,000     1,341,250
                                                                     -----------
                                                                       4,374,181

HOLDINGS COMPANIES/CONGLOMERATES - 1.21%
Loews Corp.                                                 18,000     1,738,440

HOMEBUILDERS - 0.28%
Ryland Group, Inc.                                           5,639       403,414

INDUSTRIAL MACHINERY - 1.21%
Cummins, Inc.                                               17,000     1,513,000
ITT Industries, Inc.                                         2,000       217,520
                                                                     -----------
                                                                       1,730,520

INSURANCE - 15.29%
Aetna, Inc.                                                 17,000     1,572,330
American Financial Group, Inc.                               1,586        58,920
Aon Corp.                                                    7,000       254,870
Chubb Corp.                                                  6,520       631,397
CIGNA Corp.                                                 16,000     1,800,320
Hanover Insurance Group, Inc.                                7,401       295,670
Hartford Financial Services Group, Inc.                     23,000     2,009,510
Lincoln National Corp.                                      32,000     1,663,360
MetLife, Inc.                                               13,569       697,989
MGIC Investment Corp.                                       10,000       651,000
PMI Group, Inc.                                             37,000     1,502,200
Principal Financial Group, Inc.                             34,000   $ 1,722,780
Progressive Corp.                                           12,000     1,475,880
Prudential Financial, Inc.                                  30,000     2,322,000
SAFECO Corp.                                                28,000     1,575,000
St. Paul Travelers Companies, Inc.                          46,000     2,140,380
UnumProvident Corp.                                         71,000     1,562,000
                                                                     -----------
                                                                      21,935,606

INTERNATIONAL OIL - 4.81%
Anadarko Petroleum Corp.                                    22,000     1,993,420
ConocoPhillips                                              54,000     3,267,540
Kerr-McGee Corp.                                            19,000     1,642,550
                                                                     -----------
                                                                       6,903,510

INTERNET SOFTWARE - 1.38%
Checkfree Corp. *                                           33,000     1,546,050
McAfee, Inc. *                                              15,507       431,250
                                                                     -----------
                                                                       1,977,300

MANUFACTURING - 0.33%
Rockwell Automation, Inc.                                    8,282       467,353

METAL & METAL PRODUCTS - 0.07%
Precision Castparts Corp.                                    2,114       107,793

MINING - 2.21%
Phelps Dodge Corp.                                          12,000     1,628,040
Terex Corp. *                                               25,000     1,540,500
                                                                     -----------
                                                                       3,168,540

PAPER - 1.11%
MeadWestvaco Corp.                                          57,000     1,595,430

PETROLEUM SERVICES - 8.44%
Exxon Mobil Corp.                                          170,000     9,865,100
Tesoro Petroleum Corp.                                       4,000       220,280
Valero Energy Corp.                                         21,000     2,020,200
                                                                     -----------
                                                                      12,105,580

PHARMACEUTICALS - 3.81%
AmerisourceBergen Corp.                                      7,225       580,529
Caremark Rx, Inc. *                                         10,926       561,487
Merck & Company, Inc.                                       34,364     1,010,301
Pfizer, Inc.                                                85,469     1,811,943
Watson Pharmaceuticals, Inc. *                              45,000     1,501,200
                                                                     -----------
                                                                       5,465,460

RETAIL GROCERY - 1.13%
Safeway, Inc.                                               70,000     1,627,500

RETAIL TRADE - 3.75%
American Eagle Outfitters, Inc.                             13,569       308,830
Circuit City Stores, Inc.                                   74,000     1,548,820
J.C. Penney Company, Inc.                                   30,000     1,574,100
Nordstrom, Inc.                                             12,159       448,424
Rite Aid Corp. *                                           406,000     1,498,140
                                                                     -----------
                                                                       5,378,314

SEMICONDUCTORS - 0.06%
Intersil Corp., Class A                                      3,172        81,362

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
SOFTWARE - 2.85%
Autodesk, Inc. *                                            7,930   $    330,840
BMC Software, Inc. *                                       12,335        252,744
Compuware Corp. *                                         175,000      1,615,250
Novell, Inc. *                                            193,000      1,501,540
Oracle Corp. *                                             31,368        394,296
                                                                    ------------
                                                                       4,094,670

STEEL - 1.26%
Nucor Corp.                                                27,000      1,811,160

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.03%
Scientific-Atlanta, Inc.                                   35,000      1,481,200

TELEPHONE - 1.21%
Qwest Communications International, Inc. *                331,000      1,734,440

TOYS, AMUSEMENTS & SPORTING GOODS - 1.07%
Hasbro, Inc.                                               75,000      1,531,500

TRAVEL SERVICES - 1.08%
Sabre Holdings Corp.                                       68,000      1,555,160
                                                                    ------------
TOTAL COMMON STOCKS (Cost $137,030,750)                             $143,178,888
                                                                    ------------

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $86,005 on
   12/01/2005, collateralized by
   $75,000 U.S. Treasury Bonds, 6.00%
   due 02/15/2026 (valued at $88,062,
   including interest) (c)                               $ 86,000   $     86,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $86,000)                          $     86,000
                                                                    ------------
TOTAL INVESTMENTS (LARGE CAP VALUE FUND)
   (COST $137,116,750) - 99.86%                                     $143,264,888
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.14%                            202,149
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $143,467,037
                                                                    ============

LIFESTYLE AGGRESSIVE PORTFOLIO

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II
All Cap Growth Fund Class NAV                         2,351,099   $   38,887,178
All Cap Value Fund Class NAV                          2,658,399       38,839,214
Blue Chip Growth Fund Class NAV                       5,503,729       97,581,114
Capital Appreciation Fund Class NAV                   7,813,939       78,295,672
Core Equity Fund Class NAV                            3,898,210       58,785,014
Emerging Growth Fund Class NAV                        2,219,711       39,266,691
Equity-Income Fund Class NAV                          3,452,753       58,144,367
Fundamental Value Fund Class NAV                      5,166,247       77,752,013
International Equity Index Fund Class NAV             4,837,169       77,781,674
International Opportunities Fund Class NAV            5,485,702       78,061,533
International Small Cap Fund Class NAV                6,393,674   $  117,323,926
International Stock Fund Class NAV                   12,880,359      157,011,579
International Value Fund Class NAV                   10,267,263      155,605,686
Large Cap Fund Class NAV                              2,767,187       38,712,942
Large Cap Value Fund Class NAV                          902,263       19,290,381
Mid Cap Core Fund Class NAV                           4,666,270       78,206,692
Mid Cap Stock Fund Class NAV                          2,610,812       39,266,610
Mid Cap Value Fund Class NAV                          3,124,730       58,713,679
Natural Resources Fund Class NAV                      3,283,320       97,810,090
Quantitative Mid Cap Fund Class NAV                   2,683,706       38,967,415
Quantitative Value Fund Class NAV                     3,886,939       58,498,432
Small Cap Fund Class NAV                              4,165,912       58,781,018
Small Cap Opportunities Fund Class NAV                1,735,030       39,020,829
Small Company Fund Class NAV                          2,447,147       38,983,050
Small Company Value Fund Class NAV                    2,624,379       58,681,117
Special Value Fund Class NAV                          1,993,546       39,053,557
U.S. Global Leaders Growth Fund Class NAV             1,419,260       19,259,357
U.S. Multi Sector Fund Class NAV                     15,045,447      155,720,381
Vista Fund Class NAV                                  3,697,430       39,155,786
                                                                  --------------
TOTAL INVESTMENT COMPANIES (Cost $1,869,536,749)                  $1,951,456,997
                                                                  --------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE PORTFOLIO)
   (COST $1,869,536,749) - 100.00%                                $1,951,456,997
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                            (75,099)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,951,381,898
                                                                  ==============

LIFESTYLE BALANCED PORTFOLIO

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II
500 Index Fund Class NAV                               10,222,676   $110,404,901
Active Bond Fund Class NAV                             11,278,812    108,727,743
Blue Chip Growth Fund Class NAV                        25,232,305    447,368,767
Core Bond Fund Class NAV                                8,686,391    108,753,618
Core Equity Fund Class NAV                             11,355,625    171,242,828
Equity-Income Fund Class NAV                           16,352,538    275,376,735
Fundamental Value Fund Class NAV                       10,893,240    163,943,260
Global Bond Fund Class NAV                             11,535,643    163,575,424
High Yield Fund Class NAV                              65,472,833    665,896,271
International Opportunities Fund Class NAV              7,783,653    110,761,379
International Small Cap Fund Class NAV                  5,934,587    108,899,677
International Stock Fund Class NAV                     18,066,399    220,229,405
International Value Fund Class NAV                     14,442,236    218,655,449
Large Cap Fund Class NAV                                3,920,749     54,851,280
Large Cap Value Fund Class NAV                          2,585,672     55,281,663
Mid Cap Stock Fund Class NAV                            3,761,529     56,573,397
Natural Resources Fund Class NAV                        7,445,461    221,800,273
Real Estate Securities Fund Class NAV                  11,325,805    281,672,768
Real Return Bond Fund Class NAV                        20,716,866    274,705,639

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE BALANCED PORTFOLIO (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   --------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK FUNDS II
Small Cap Fund Class NAV                             3,935,280   $   55,526,803
Small Cap Opportunities Fund Class NAV               2,482,406       55,829,311
Small Company Value Fund Class NAV                   2,488,261       55,637,522
Spectrum Income Fund Class NAV                      27,239,606      274,847,625
Strategic Bond Fund Class NAV                       13,803,947      164,128,936
Strategic Value Fund Class NAV                      10,287,464      108,224,124
Total Return Fund Class NAV                         20,067,095      274,919,201
U.S. Global Leaders Growth Fund Class NAV           12,051,938      163,544,802
U.S. High Yield Bond Fund Class NAV                  8,457,903      109,022,366
U.S. Multi Sector Fund Class NAV                    31,942,855      330,608,549
Value & Restructuring Fund Class NAV                10,570,171      110,986,798
                                                                 --------------
TOTAL INVESTMENT COMPANIES (Cost $5,371,966,638)                 $5,521,996,514
                                                                 --------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED PORTFOLIO)
   (COST $5,371,966,638) - 100.00%                               $5,521,996,514
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                          (209,928)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $5,521,786,586
                                                                 ==============

LIFESTYLE CONSERVATIVE PORTFOLIO

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   --------------
INVESTMENT COMPANIES - 100.19%
JOHN HANCOCK FUNDS II
Active Bond Fund Class NAV                          10,070,109   $   97,075,847
Blue Chip Growth Fund Class NAV                      1,120,343       19,863,682
Core Bond Fund Class NAV                             1,533,076       19,194,106
Equity-Income Fund Class NAV                         1,177,185       19,823,794
Fundamental Value Fund Class NAV                     1,306,016       19,655,547
Global Bond Fund Class NAV                           5,461,729       77,447,314
High Yield Fund Class NAV                            6,705,058       68,190,441
International Stock Fund Class NAV                   1,599,790       19,501,444
International Value Fund Class NAV                   1,913,108       28,964,449
Investment Quality Bond Fund Class NAV               4,084,831       48,405,243
Real Estate Securities Fund Class NAV                1,976,582       49,157,588
Real Return Bond Fund Class NAV                      2,914,181       38,642,038
Spectrum Income Fund Class NAV                       8,656,549       87,344,580
Strategic Bond Fund Class NAV                        5,709,436       67,885,193
Total Return Fund Class NAV                         11,352,799      155,533,352
U.S. Government Securities Fund Class NAV            7,919,942      106,840,014
U.S. High Yield Bond Fund Class NAV                    747,726        9,638,194
U.S. Multi Sector Fund Class NAV                     1,901,473       19,680,250
Value & Restructuring Fund Class NAV                 1,886,479       19,808,026
                                                                 --------------
TOTAL INVESTMENT COMPANIES (Cost $962,790,767)                   $  972,651,102
                                                                 --------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE
   PORTFOLIO)
   (COST $962,790,767) - 100.19%                                 $  972,651,102
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19)%                      (1,890,570)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $  970,760,532
                                                                 ==============

LIFESTYLE GROWTH PORTFOLIO

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II
500 Index Fund Class NAV                            10,664,949   $  115,181,444
All Cap Growth Fund Class NAV                        3,505,237       57,976,621
All Cap Value Fund Class NAV                         7,927,742      115,824,312
Blue Chip Growth Fund Class NAV                     16,376,495      290,355,254
Capital Appreciation Fund Class NAV                 17,442,356      174,772,402
Core Equity Fund Class NAV                          11,590,322      174,782,054
Equity-Income Fund Class NAV                        13,648,001      229,832,338
Fundamental Value Fund Class NAV                    15,225,732      229,147,263
Global Bond Fund Class NAV                           8,017,248      113,684,574
High Yield Fund Class NAV                           39,915,164      405,937,219
International Equity Index Fund Class NAV            3,536,790       56,871,580
International Opportunities Fund Class NAV          12,213,139      173,792,965
International Small Cap Fund Class NAV              12,552,425      230,337,003
International Stock Fund Class NAV                  28,487,278      347,259,916
International Value Fund Class NAV                  22,827,415      345,607,064
Large Cap Fund Class NAV                             4,090,369       57,224,261
Large Cap Value Fund Class NAV                       2,697,539       57,673,383
Mid Cap Core Fund Class NAV                         13,810,268      231,460,094
Mid Cap Index Fund Class NAV                         3,272,208       58,637,959
Mid Cap Stock Fund Class NAV                         3,924,292       59,021,359
Mid Cap Value Fund Class NAV                         3,108,058       58,400,401
Natural Resources Fund Class NAV                     7,801,709      232,412,908
Quantitative Value Fund Class NAV                   11,612,778      174,772,315
Real Estate Securities Fund Class NAV                4,703,692      116,980,830
Real Return Bond Fund Class NAV                     12,966,005      171,929,221
Small Cap Fund Class NAV                             4,105,542       57,929,197
Small Cap Index Fund Class NAV                       3,924,312       58,746,954
Small Cap Opportunities Fund Class NAV               5,179,624      116,489,751
Small Company Growth Fund Class NAV                  5,513,622       59,106,033
Small Company Value Fund Class NAV                   2,595,918       58,044,737
Special Value Fund Class NAV                         2,928,201       57,363,458
Spectrum Income Fund Class NAV                      11,303,499      114,052,301
Strategic Bond Fund Class NAV                        9,593,722      114,069,360
Total Return Fund Class NAV                         16,791,519      230,043,814
U.S. Global Leaders Growth Fund Class NAV           12,633,119      171,431,426
U.S. Multi Sector Fund Class NAV                    38,995,958      403,608,160
Vista Fund Class NAV                                 5,513,695       58,390,031
                                                                 --------------
TOTAL INVESTMENT COMPANIES (Cost $5,577,781,526)                 $5,779,149,962
                                                                 --------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH PORTFOLIO)
   (COST $5,577,781,526) - 100.00%                               $5,779,149,962
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                           (54,025)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $5,779,095,937
                                                                 ==============

LIFESTYLE MODERATE PORTFOLIO

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II
500 Index Fund Class NAV                            2,919,848    $   31,534,359

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE MODERATE PORTFOLIO (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   --------------
JOHN HANCOCK FUNDS II
Active Bond Fund Class NAV                          12,855,078   $  123,934,155
Blue Chip Growth Fund Class NAV                      4,462,325       79,117,022
Core Bond Fund Class NAV                             2,426,104       30,374,827
Core Equity Fund Class NAV                           3,182,033       47,985,059
Equity-Income Fund Class NAV                         1,868,274       31,461,741
Fundamental Value Fund Class NAV                     3,099,768       46,651,511
Global Bond Fund Class NAV                           6,518,438       92,431,454
High Yield Fund Class NAV                           15,295,375      155,553,966
International Equity Index Fund Class NAV            1,936,606       31,140,632
International Opportunities Fund Class NAV           1,111,602       15,818,097
International Stock Fund Class NAV                   6,420,352       78,264,095
International Value Fund Class NAV                   3,060,409       46,334,589
Investment Quality Bond Fund Class NAV               2,563,393       30,376,204
Real Estate Securities Fund Class NAV                2,555,131       63,546,113
Real Return Bond Fund Class NAV                      4,638,062       61,500,706
Small Cap Fund Class NAV                             1,124,014       15,859,836
Small Company Fund Class NAV                         1,995,139       31,782,570
Small Company Value Fund Class NAV                     710,710       15,891,465
Spectrum Income Fund Class NAV                      10,736,346      108,329,732
Strategic Bond Fund Class NAV                        6,488,071       77,143,167
Total Return Fund Class NAV                         13,603,893      186,373,336
U.S. Government Securities Fund Class NAV            2,253,194       30,395,590
U.S. High Yield Bond Fund Class NAV                  2,372,970       30,587,586
U.S. Multi Sector Fund Class NAV                     6,038,313       62,496,542
Value & Restructuring Fund Class NAV                 3,019,104       31,700,588
                                                                 --------------
TOTAL INVESTMENT COMPANIES (Cost $1,526,330,558)                 $1,556,584,942
                                                                 --------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE PORTFOLIO)
   (COST $1,526,330,558) - 100.00%                               $1,556,584,942
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                           (41,541)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,556,543,401
                                                                 ==============

MID CAP CORE FUND

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   --------------
COMMON STOCKS - 89.29%
ADVERTISING - 1.00%
aQuantive, Inc. *                                       59,583   $    1,602,187
Getty Images, Inc. *                                    17,284        1,577,856
                                                                 --------------
                                                                      3,180,043

APPAREL & TEXTILES - 1.01%
Mohawk Industries, Inc. *                               36,482        3,209,686

AUTO PARTS - 1.05%
Genuine Parts Company                                   75,252        3,334,416

BANKING - 3.98%
Investors Financial Services Corp.                     100,644        3,799,311
Marshall & Ilsley Corp.                                 62,639        2,692,224
North Fork Bancorporation, Inc.                        120,484        3,253,068
TCF Financial Corp.                                    105,389   $    2,893,982
                                                                 --------------
                                                                     12,638,585

BROADCASTING - 1.25%
Belo Corp., Class A                                    181,235        3,950,923

BUILDING MATERIALS & CONSTRUCTION - 1.11%
Masco Corp.                                            118,242        3,520,064

BUSINESS SERVICES - 6.76%
Cadence Design Systems, Inc. *                          93,737        1,606,652
Fair Isaac Corp.                                        66,463        3,045,335
H & R Block, Inc.                                      236,244        5,773,803
Pitney Bowes, Inc.                                      72,261        3,010,393
Rentokil Initial PLC                                 1,614,851        4,516,898
Reynolds & Reynolds Company, Class A                   127,708        3,478,766
                                                                 --------------
                                                                     21,431,847

CHEMICALS - 6.23%
Engelhard Corp.                                        110,744        3,266,948
Rohm & Haas Company                                     76,400        3,346,320
Sigma-Aldrich Corp.                                     99,911        6,598,123
Techne Corp. *                                          61,626        3,405,453
The Scotts Company, Class A                             67,120        3,149,270
                                                                 --------------
                                                                     19,766,114

COAL - 0.49%
Massey Energy Company                                   40,549        1,538,835

COMPUTERS & BUSINESS EQUIPMENT - 3.28%
GTECH Holdings Corp.                                   114,278        3,496,907
Xerox Corp. *                                          486,132        6,903,074
                                                                 --------------
                                                                     10,399,981

CONSTRUCTION MATERIALS - 1.04%
Sherwin-Williams Company                                75,165        3,295,234

CONTAINERS & GLASS - 1.98%
Ball Corp.                                              79,518        3,277,732
Pactiv Corp. *                                         148,967        3,015,092
                                                                 --------------
                                                                      6,292,824

COSMETICS & TOILETRIES - 2.90%
Avon Products, Inc.                                     23,771          650,137
Estee Lauder Companies, Inc., Class A                  140,189        4,627,639
International Flavors & Fragrances, Inc.               120,631        3,925,333
                                                                 --------------
                                                                      9,203,109

CRUDE PETROLEUM & NATURAL GAS - 1.64%
Newfield Exploration Company *                          75,834        3,508,081
Sunoco, Inc.                                            21,904        1,690,989
                                                                 --------------
                                                                      5,199,070

DOMESTIC OIL - 1.10%
Murphy Oil Corp.                                        70,600        3,491,876

ELECTRICAL UTILITIES - 1.03%
Wisconsin Energy Corp.                                  85,932        3,261,119

ELECTRONICS - 2.62%
Agilent Technologies, Inc. *                            94,670        3,375,932

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
Amphenol Corp., Class A                                    80,846   $  3,376,938
Synopsys, Inc. *                                           79,535      1,552,523
                                                                    ------------
                                                                       8,305,393

ENERGY - 1.33%
Southwestern Energy Company *                             123,374      4,203,352

FINANCIAL SERVICES - 0.45%
Archipelago Holdings, Inc. *                               26,655      1,439,370

FOOD & BEVERAGES - 2.70%
Cadbury Schweppes PLC                                     216,088      2,078,978
Campbell Soup Company                                      91,664      2,769,169
ConAgra Foods, Inc.                                        74,621      1,604,352
Tate & Lyle PLC                                           223,404      2,122,281
                                                                    ------------
                                                                       8,574,780

FUNERAL SERVICES - 1.57%
Service Corp. International                               607,843      4,990,391

FURNITURE & FIXTURES - 1.25%
Ethan Allen Interiors, Inc.                               106,431      3,969,876

GAS & PIPELINE UTILITIES - 2.33%
Williams Companies, Inc.                                  343,269      7,380,284

HEALTHCARE PRODUCTS - 0.96%
Biomet, Inc.                                               85,261      3,036,997

HOLDINGS COMPANIES/CONGLOMERATES - 0.50%
Groupe Bruxelles Lambert SA                                17,248      1,586,161

HOTELS & RESTAURANTS - 1.32%
Outback Steakhouse, Inc.                                  104,288      4,200,721

INDUSTRIAL MACHINERY - 7.38%
Briggs & Stratton Corp.                                   149,126      5,396,870
Dover Corp.                                                84,308      3,410,258
FMC Technologies, Inc. *                                  110,887      4,556,347
ITT Industries, Inc.                                       36,068      3,922,756
Pall Corp.                                                163,194      4,530,265
Parker-Hannifin Corp.                                      23,285      1,592,927
                                                                    ------------
                                                                      23,409,423

INSURANCE - 5.18%
ACE, Ltd.                                                 111,179      6,170,434
Axis Capital Holdings, Ltd.                               143,355      4,340,789
Genworth Financial, Inc.                                   47,837      1,647,985
Marsh & McLennan Companies, Inc.                           53,059      1,638,993
XL Capital, Ltd., Class A                                  39,933      2,650,753
                                                                    ------------
                                                                      16,448,954

INTERNATIONAL OIL - 2.21%
Nabors Industries, Ltd. *                                  49,374      3,456,674
Noble Corp.                                                49,387      3,559,321
                                                                    ------------
                                                                       7,015,995

LIFE SCIENCES - 3.11%
PerkinElmer, Inc.                                         227,560      5,190,644
Waters Corp. *                                            119,247      4,678,060
                                                                    ------------
                                                                       9,868,704

LIQUOR - 1.71%
Heineken NV                                               176,685   $  5,420,271

MANUFACTURING - 1.31%
Mettler-Toledo International, Inc. *                       72,898      4,161,018

PETROLEUM SERVICES - 4.16%
BJ Services Company                                       181,256      6,643,032
Smith International, Inc.                                 173,367      6,551,539
                                                                    ------------
                                                                      13,194,571

PHARMACEUTICALS - 1.33%
Forest Laboratories, Inc. *                               107,934      4,216,981

POLLUTION CONTROL - 1.04%
Republic Services, Inc.                                    91,821      3,291,783

PUBLISHING - 1.20%
McGraw-Hill Companies, Inc.                                71,605      3,798,645

RETAIL GROCERY - 1.27%
The Kroger Company *                                      207,218      4,032,462

RETAIL TRADE - 1.59%
99 Cents Only Stores *                                    160,217      1,542,890
Fossil, Inc. *                                             25,223        502,946
PETsMART, Inc.                                             55,468      1,321,248
The TJX Companies, Inc.                                    75,241      1,686,151
                                                                    ------------
                                                                       5,053,235

SEMICONDUCTORS - 3.69%
Analog Devices, Inc.                                      123,630      4,688,050
ASML Holding NV *                                          84,394      1,616,989
Microchip Technology, Inc.                                 48,846      1,629,502
Xilinx, Inc.                                              143,234      3,787,107
                                                                    ------------
                                                                      11,721,648

SOFTWARE - 0.97%
Computer Associates International, Inc.                   108,055      3,080,648

TOYS, AMUSEMENTS & SPORTING GOODS - 0.49%
Nintendo Company, Ltd.                                     13,987      1,538,073

TRAVEL SERVICES - 1.77%
Sabre Holdings Corp.                                      245,638      5,617,741
                                                                    ------------
TOTAL COMMON STOCKS (Cost $270,880,277)                             $283,271,203
                                                                    ------------

REPURCHASE AGREEMENTS - 10.35%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 3.68% to
   be repurchased at $32,858,359 on
   12/01/2005, collateralized by
   $33,770,000 Federal Home Loan Bank,
   4.375% due 09/17/2010 (valued at
   $33,515,779, including interest) (c)               $32,855,000    $32,855,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $32,855,000)                                                  $ 32,855,000
                                                                    ------------
TOTAL INVESTMENTS (MID CAP CORE FUND)
   (COST $303,735,277) - 99.64%                                     $316,126,203
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.36%                          1,132,694
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $317,258,897
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.65%
AEROSPACE - 0.28%
Alliant Techsystems, Inc. *                                  1,900    $  144,172
Sequa Corp., Class A *                                         300        18,960
                                                                      ----------
                                                                         163,132

AIR TRAVEL - 0.36%
Airtran Holdings, Inc. *                                     4,600        69,092
Alaska Air Group, Inc. *                                     1,400        49,322
JetBlue Airways Corp. *                                      4,900        90,356
                                                                      ----------
                                                                         208,770

APPAREL & TEXTILES - 0.88%
Mohawk Industries, Inc. *                                    2,800       246,344
Polo Ralph Lauren Corp., Class A                             3,200       171,520
Timberland Company, Class A *                                2,900        95,961
                                                                      ----------
                                                                         513,825

AUTO PARTS - 1.30%
Arvinmeritor, Inc.                                           3,700        49,210
BorgWarner, Inc.                                             3,000       180,000
Federal Signal Corp.                                         2,500        40,850
Gentex Corp.                                                 8,200       154,406
Lear Corp.                                                   3,500        97,440
Modine Manufacturing Company                                 1,800        59,922
O'Reilly Automotive, Inc. *                                  5,900       179,596
                                                                      ----------
                                                                         761,424

AUTO SERVICES - 0.35%
ADESA, Inc.                                                  4,700       112,001
Copart, Inc. *                                               3,600        90,648
                                                                      ----------
                                                                         202,649

BANKING - 5.35%
Associated Banc-Corp                                         7,100       232,738
Astoria Financial Corp.                                      4,700       132,916
Bank of Hawaii Corp.                                         2,700       139,347
Cathay General Bancorp, Inc.                                 2,600        98,800
City National Corp.                                          2,200       160,666
Colonial Bancgroup, Inc.                                     8,100       201,771
Commerce Bancorp, Inc.                                       9,089       306,208
Cullen Frost Bankers, Inc.                                   2,400       129,264
FirstMerit Corp.                                             4,400       117,304
Greater Bay Bancorp                                          2,700        71,928
Independence Community Bank Corp.                            3,900       154,596
Investors Financial Services Corp.                           3,500       132,125
Mercantile Bankshares Corp.                                  4,300       255,463
New York Community Bancorp, Inc.                            12,400       206,460
SVB Financial Group *                                        1,900        91,371
TCF Financial Corp.                                          6,000       164,760
Texas Regional Bancshares, Inc., Class A                     2,200        64,130
Washington Federal, Inc.                                     4,500       109,215
Webster Financial Corp.                                      2,800       134,008
Westamerica Bancorporation                                   1,700        92,888
Wilmington Trust Corp.                                       3,500       141,715
                                                                      ----------
                                                                       3,137,673

BIOTECHNOLOGY - 1.51%
Cephalon, Inc. *                                             3,000    $  152,550
Charles River Laboratories International, Inc. *             3,800       173,128
Invitrogen Corp. *                                           2,800       186,620
Martek Biosciences Corp. *                                   1,700        44,557
Millennium Pharmaceuticals, Inc. *                          16,200       170,262
Protein Design Labs, Inc. *                                  5,600       155,960
                                                                      ----------
                                                                         883,077

BROADCASTING - 0.47%
Belo Corp., Class A                                          5,100       111,180
Emmis Communications Corp., Class A *                        1,900        39,596
Entercom Communications Corp. *                              2,000        63,700
Westwood One, Inc.                                           3,500        63,490
                                                                      ----------
                                                                         277,966

BUILDING MATERIALS & CONSTRUCTION - 0.27%
Dycom Industries, Inc. *                                     2,100        42,903
RPM International, Inc.                                      6,200       115,320
                                                                      ----------
                                                                         158,223

BUSINESS SERVICES - 5.55%
Acxiom Corp.                                                 4,100        90,938
Alliance Data Systems Corp. *                                3,600       138,852
Banta Corp.                                                  1,300        65,650
Brinks Company                                               3,100       143,096
Cadence Design Systems, Inc. *                              14,500       248,530
Catalina Marketing Corp.                                     2,100        55,587
Ceridian Corp. *                                             7,700       184,800
Certegy, Inc.                                                3,200       128,672
ChoicePoint, Inc. *                                          4,700       203,181
Corporate Executive Board Company                            2,100       181,671
CSG Systems International, Inc. *                            2,600        62,400
Deluxe Corp.                                                 2,700        87,561
DST Systems, Inc. *                                          3,299       196,191
Dun & Bradstreet Corp. *                                     3,500       227,500
Fair Isaac Corp.                                             3,400       155,788
Gartner Group, Inc., Class A *                               3,000        40,440
Harte-Hanks, Inc.                                            3,000        78,780
Jacobs Engineering Group, Inc. *                             3,000       194,910
Kelly Services, Inc., Class A                                1,000        27,800
Korn/Ferry International *                                   2,100        36,162
Manpower, Inc.                                               4,600       213,670
MPS Group, Inc. *                                            5,300        66,621
Reynolds & Reynolds Company, Class A                         2,700        73,548
Rollins, Inc.                                                1,500        30,525
Sotheby's Holdings, Inc., Class A *                          2,300        43,769
SRA International, Inc., Class A *                           1,900        58,197
The BISYS Group, Inc. *                                      6,300        84,420
Valassis Communications, Inc. *                              2,600        79,092
Wind River Systems, Inc. *                                   3,900        53,742
                                                                      ----------
                                                                       3,252,093

CELLULAR COMMUNICATIONS - 0.43%
RF Micro Devices, Inc. *                                     9,900        56,232

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
Telephone & Data Systems, Inc.                                5,400   $  197,370
                                                                      ----------
                                                                         253,602

CHEMICALS - 2.80%
Airgas, Inc.                                                  3,500      108,850
Albemarle Corp.                                               2,000       73,600
Cabot Corp.                                                   3,200      112,160
Cabot Microelectronics Corp. *                                1,300       40,209
Chemtura Corp.                                               12,400      149,420
Cytec Industries, Inc.                                        2,100       95,109
Ferro Corp.                                                   2,200       41,580
FMC Corp. *                                                   2,000      106,340
Lubrizol Corp.                                                3,600      151,956
Lyondell Chemical Company                                    10,700      272,101
Minerals Technologies, Inc.                                   1,100       62,282
Olin Corp.                                                    3,700       71,225
Techne Corp. *                                                2,000      110,520
The Scotts Company, Class A                                   2,400      112,608
Valspar Corp.                                                 5,300      133,295
                                                                      ----------
                                                                       1,641,255

COAL - 1.36%
Arch Coal, Inc.                                               3,300      254,232
Peabody Energy Corp.                                          6,900      544,134
                                                                      ----------
                                                                         798,366

COLLEGES & UNIVERSITIES - 0.77%
Career Education Corp. *                                      5,400      201,420
Corinthian Colleges, Inc. *                                   4,800       58,128
DeVry, Inc. *                                                 3,100       71,982
ITT Educational Services, Inc. *                              2,000      122,740
                                                                      ----------
                                                                         454,270

COMPUTERS & BUSINESS EQUIPMENT - 3.78%
3Com Corp. *                                                 20,200       73,124
Anteon International Corp. *                                  1,700       72,879
CDW Corp.                                                     3,300      193,545
Cognizant Technology Solutions Corp., Class A *               7,200      349,848
Diebold, Inc.                                                 3,700      143,782
GTECH Holdings Corp.                                          6,500      198,900
Henry, Jack & Associates, Inc.                                3,900       74,646
Ingram Micro, Inc., Class A *                                 6,000      112,680
National Instruments Corp.                                    2,900       74,849
Plexus Corp. *                                                2,300       49,450
Sandisk Corp. *                                               9,500      485,070
Sybase, Inc. *                                                4,700      105,515
Tech Data Corp. *                                             3,000      117,930
Western Digital Corp. *                                      11,100      165,612
                                                                      ----------
                                                                       2,217,830

CONSTRUCTION MATERIALS - 0.57%
Granite Construction, Inc.                                    1,700       63,104
Martin Marietta Materials, Inc.                               2,400      180,264
Trinity Industries, Inc.                                      2,200   $   91,608
                                                                      ----------
                                                                         334,976

CONTAINERS & GLASS - 0.48%
Longview Fibre Company                                        2,700       57,402
Packaging Corp. of America                                    3,300       76,527
Sonoco Products Company                                       5,200      149,136
                                                                      ----------
                                                                         283,065

CRUDE PETROLEUM & NATURAL GAS - 2.41%
Helmerich & Payne, Inc.                                       2,700      156,654
Newfield Exploration Company *                                6,600      305,316
Patterson-UTI Energy, Inc.                                    9,000      281,160
Pioneer Natural Resources Company                             6,728      342,657
Plains Exploration & Production Company *                     4,100      173,840
Pogo Producing Company                                        3,100      151,900
                                                                      ----------
                                                                       1,411,527

DOMESTIC OIL - 1.03%
Denbury Resources, Inc. *                                     6,000      135,840
Forest Oil Corp. *                                            2,900      129,949
Noble Energy, Inc.                                            9,100      340,067
                                                                      ----------
                                                                         605,856

DRUGS & HEALTH CARE - 0.72%
Hillenbrand Industries, Inc.                                  3,200      155,520
Intuitive Surgical, Inc. *                                    1,800      201,096
Perrigo Company                                               4,400       63,800
                                                                      ----------
                                                                         420,416

EDUCATIONAL SERVICES - 0.43%
Education Management Corp. *                                  3,500      118,125
Laureate Education, Inc. *                                    2,600      131,482
                                                                      ----------
                                                                         249,607

ELECTRICAL EQUIPMENT - 0.53%
AMETEK, Inc.                                                  3,700      157,657
Hubbell, Inc., Class B                                        3,200      155,232
                                                                      ----------
                                                                         312,889

ELECTRICAL UTILITIES - 3.85%
Alliant Corp.                                                 6,100      172,935
Black Hills Corp.                                             1,700       62,135
DPL, Inc.                                                     6,600      168,630
Duquesne Light Holdings, Inc.                                 4,100       69,495
Great Plains Energy, Inc.                                     3,900      113,334
Hawaiian Electric Industries, Inc.                            4,200      111,048
IDACORP, Inc.                                                 2,200       62,832
Northeast Utilities                                           6,800      126,344
NSTAR                                                         5,600      157,304
OGE Energy Corp.                                              4,700      125,772
Pepco Holdings, Inc.                                          9,900      214,533
PNM Resources, Inc.                                           3,600       93,492
Puget Energy, Inc.                                            6,000      124,680
Quanta Services, Inc. *                                       6,200       87,730
Sierra Pacific Resources *                                    9,600      129,408
Westar Energy, Inc.                                           4,500      101,790

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Wisconsin Energy Corp.                                        6,100   $  231,495
WPS Resources Corp.                                           2,000      107,560
                                                                      ----------
                                                                       2,260,517

ELECTRONICS - 3.10%
Amphenol Corp., Class A                                       4,700      196,319
Arrow Electronics, Inc. *                                     6,200      192,200
Avnet, Inc. *                                                 7,600      171,000
Harman International Industries, Inc.                         3,500      341,250
Imation Corp.                                                 1,800       79,128
Kemet Corp. *                                                 4,500       36,000
Mentor Graphics Corp. *                                       4,100       36,736
Synopsys, Inc. *                                              7,600      148,352
Teleflex, Inc.                                                2,100      138,957
Thomas & Betts Corp. *                                        2,800      112,112
Varian, Inc. *                                                1,700       71,332
Vishay Intertechnology, Inc. *                                9,600      123,168
Zebra Technologies Corp., Class A *                           3,800      171,494
                                                                      ----------
                                                                       1,818,048

ENERGY - 1.16%
Energy East Corp.                                             7,700      180,565
Hanover Compressor Company *                                  4,300       58,136
MDU Resources Group, Inc.                                     6,300      206,829
SCANA Corp.                                                   5,900      233,758
                                                                      ----------
                                                                         679,288

FINANCIAL SERVICES - 3.76%
A.G. Edwards, Inc.                                            4,000      176,280
Americredit Corp. *                                           7,300      181,040
Eaton Vance Corp.                                             6,800      186,864
IndyMac Bancorp, Inc.                                         3,300      126,324
Jeffries Group, Inc.                                          2,600      114,426
LaBranche & Company, Inc. *                                   3,200       34,176
Legg Mason, Inc.                                              5,900      723,635
Leucadia National Corp.                                       4,300      203,734
Moneygram International, Inc.                                 4,500      116,460
Raymond James Financial, Inc.                                 3,000      108,720
SEI Investment Company                                        3,400      138,890
Waddell & Reed Financial, Inc., Class A                       4,400       93,896
                                                                      ----------
                                                                       2,204,445

FOOD & BEVERAGES - 1.54%
Bob Evans Farms, Inc.                                         1,900       45,942
Dean Foods Company *                                          7,345      280,506
Hormel Foods Corp.                                            3,800      124,640
PepsiAmericas, Inc.                                           3,300       75,438
Sensient Technologies Corp.                                   2,500       45,425
Smithfield Foods, Inc. *                                      5,200      151,996
The J.M. Smucker Company                                      3,100      140,585
Tootsie Roll Industries, Inc.                                 1,300       39,273
                                                                      ----------
                                                                         903,805

FOREST PRODUCTS - 0.27%
Rayonier, Inc.                                                4,000      158,960

FURNITURE & FIXTURES - 0.09%
Furniture Brands International, Inc.                          2,700   $   53,865

GAS & PIPELINE UTILITIES - 2.39%
AGL Resources, Inc.                                           4,100      145,017
Aquila, Inc. *                                               19,500       69,225
Equitable Resources, Inc.                                     6,400      239,296
National Fuel Gas Company                                     4,400      141,900
ONEOK, Inc.                                                   5,300      145,379
Questar Corp.                                                 4,500      335,520
Vectren Corp.                                                 4,000      108,600
Western Gas Resources, Inc.                                   3,000      143,040
WGL Holdings, Inc.                                            2,500       76,050
                                                                      ----------
                                                                       1,404,027

HEALTHCARE PRODUCTS - 3.01%
Advanced Medical Optics, Inc. *                               3,500      148,435
Beckman Coulter, Inc.                                         3,200      178,208
Cytyc Corp. *                                                 5,900      162,309
DENTSPLY International, Inc.                                  4,200      233,646
Edwards Lifesciences Corp. *                                  3,100      123,969
Gen-Probe, Inc. *                                             2,700      124,659
Henry Schein, Inc. *                                          4,600      196,190
INAMED Corp. *                                                1,900      159,296
STERIS Corp.                                                  3,600       90,432
Varian Medical Systems, Inc. *                                6,800      345,576
                                                                      ----------
                                                                       1,762,720

HEALTHCARE SERVICES - 2.76%
Apria Healthcare Group, Inc. *                                2,600       63,596
Covance, Inc. *                                               3,300      156,882
Health Net, Inc. *                                            5,900      301,077
Lincare Holdings, Inc. *                                      5,100      218,943
Omnicare, Inc.                                                5,500      313,225
PacifiCare Health Systems, Inc. *                             4,600      395,784
Renal Care Group, Inc. *                                      3,600      169,020
                                                                      ----------
                                                                       1,618,527

HOMEBUILDERS - 1.09%
Beazer Homes USA, Inc.                                        2,200      153,934
Hovnanian Enterprises, Inc., Class A *                        1,900       94,696
Ryland Group, Inc.                                            2,500      178,850
Toll Brothers, Inc. *                                         6,200      213,280
                                                                      ----------
                                                                         640,760

HOTELS & RESTAURANTS - 1.45%
Applebee's International, Inc.                                4,100       93,972
Boyd Gaming Corp.                                             2,300      111,274
Brinker International, Inc.                                   4,600      182,528
CBRL Group, Inc.                                              2,500       92,475
Outback Steakhouse, Inc.                                      3,400      136,952
Ruby Tuesday, Inc.                                            3,300       80,256
The Cheesecake Factory, Inc. *                                4,100      150,224
                                                                      ----------
                                                                         847,681

HOUSEHOLD PRODUCTS - 0.68%
Blyth, Inc.                                                   1,400       27,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS (CONTINUED)
Church & Dwight, Inc.                                         3,400   $  112,948
Energizer Holdings, Inc. *                                    3,700      195,027
Tupperware Corp.                                              2,800       64,596
                                                                      ----------
                                                                         400,291

INDUSTRIAL MACHINERY - 2.06%
AGCO Corp. *                                                  4,700       79,571
Cooper Cameron Corp. *                                        2,900      230,927
Donaldson Company, Inc.                                       3,600      120,384
Flowserve Corp. *                                             2,900      108,344
FMC Technologies, Inc. *                                      3,600      147,924
Graco, Inc.                                                   3,600      130,968
Grant Prideco, Inc. *                                         6,700      257,213
Kennametal, Inc.                                              2,000      109,580
Tecumseh Products Company, Class A                            1,000       22,320
                                                                      ----------
                                                                       1,207,231

INDUSTRIALS - 0.82%
Crane Company                                                 2,600       82,550
Fastenal Company                                              6,400      254,080
Harsco Corp.                                                  2,200      146,190
                                                                      ----------
                                                                         482,820

INSURANCE - 5.76%
American Financial Group, Inc.                                2,400       89,160
Amerus Group Company                                          2,000      117,460
Arthur J. Gallagher & Company                                 5,000      152,250
Brown & Brown, Inc.                                           5,800      169,244
Everest Re Group, Ltd.                                        3,200      336,384
Fidelity National Financial, Inc.                             9,100      344,162
First American Corp.                                          5,000      235,250
Hanover Insurance Group, Inc.                                 2,800      111,860
HCC Insurance Holdings, Inc.                                  5,500      168,025
Horace Mann Educators Corp.                                   2,200       41,668
Mercury General Corp.                                         1,900      112,670
Ohio Casualty Corp.                                           3,400      100,640
Old Republic International Corp.                              9,600      255,456
PMI Group, Inc.                                               4,800      194,880
Protective Life Corp.                                         3,600      159,048
Radian Group, Inc.                                            4,500      254,520
Stancorp Financial Group, Inc.                                1,400      144,256
Unitrin, Inc.                                                 2,400      113,760
W.R. Berkley Corp.                                            5,900      275,058
                                                                      ----------
                                                                       3,375,751

INTERNET SERVICE PROVIDER - 0.13%
Avocent Corp. *                                               2,600       76,284

INTERNET SOFTWARE - 1.36%
Checkfree Corp. *                                             4,700      220,195
F5 Networks, Inc. *                                           2,000      105,660
Macromedia, Inc. *                                            4,000      179,440
McAfee, Inc. *                                                8,700      241,947
RSA Security, Inc. *                                          3,700       48,100
                                                                      ----------
                                                                         795,342

LEISURE TIME - 0.25%
Callaway Golf Company                                         3,400   $   49,810
International Speedway Corp., Class A                         1,800       98,226
                                                                      ----------
                                                                         148,036

MANUFACTURING - 1.31%
Carlisle Companies, Inc.                                      1,600      109,760
Lancaster Colony Corp.                                        1,300       50,700
Mine Safety Appliances Company                                1,400       54,334
Nordson Corp.                                                 1,700       67,694
Pentair, Inc.                                                 5,300      202,460
SPX Corp.                                                     3,445      162,191
York International Corp.                                      2,200      123,838
                                                                      ----------
                                                                         770,977

MEDICAL-HOSPITALS - 1.28%
Community Health Systems, Inc. *                              4,700      188,423
Lifepoint Hospitals, Inc. *                                   3,000      114,150
Triad Hospitals, Inc. *                                       4,500      191,970
Universal Health Services, Inc., Class B                      2,900      138,968
VCA Antech, Inc. *                                            4,300      120,228
                                                                      ----------
                                                                         753,739

METAL & METAL PRODUCTS - 0.84%
Precision Castparts Corp.                                     7,000      356,930
Timken Company                                                4,300      133,214
                                                                      ----------
                                                                         490,144

MINING - 0.38%
Joy Global, Inc.                                              4,200      222,138
MOBILE HOMES - 0.12%
Thor Industries, Inc.                                         1,800       68,976
NEWSPAPERS - 0.53%
Lee Enterprises, Inc.                                         2,400       92,208
Washington Post Company, Class B                                300      221,100
                                                                      ----------
                                                                         313,308

OFFICE FURNISHINGS & SUPPLIES - 0.44%
Herman Miller, Inc.                                           3,600      110,124
HNI Corp.                                                     2,900      146,160
                                                                      ----------
                                                                         256,284

PAPER - 0.33%
Bowater, Inc.                                                 2,900       90,045
P.H. Glatfelter Company                                       2,300       33,166
Potlatch Corp.                                                1,500       72,510
                                                                      ----------
                                                                         195,721

PETROLEUM SERVICES - 2.03%
ENSCO International, Inc.                                     8,000      378,880
Pride International, Inc. *                                   8,300      247,257
Smith International, Inc.                                    11,100      419,469
Tidewater, Inc.                                               3,200      144,640
                                                                      ----------
                                                                       1,190,246

PHARMACEUTICALS - 2.07%
Barr Pharmaceuticals, Inc. *                                  5,600      321,160
IVAX Corp. *                                                 11,300      338,548

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Par Pharmaceutical Companies, Inc. *                          1,800   $   47,898
Sepracor, Inc. *                                              5,500      302,390
Valeant Pharmaceuticals International                         4,800       79,104
Vertex Pharmaceuticals, Inc. *                                5,000      127,500
                                                                      ----------
                                                                       1,216,600

POLLUTION CONTROL - 0.64%
Republic Services, Inc.                                       6,500      233,025
Stericycle, Inc. *                                            2,300      141,036
                                                                      ----------
                                                                         374,061

PUBLISHING - 0.51%
American Greetings Corp., Class A                             3,500       91,700
Media General, Inc., Class A                                  1,300       65,910
Readers Digest Association, Inc., Class A                     5,200       80,756
Scholastic Corp. *                                            1,800       59,886
                                                                      ----------
                                                                         298,252

RAILROADS & EQUIPMENT - 0.17%
GATX Corp.                                                    2,600       97,864
REAL ESTATE - 3.23%
AMB Property Corp., REIT                                      4,500      210,420
Developers Diversified Realty Corp., REIT                     5,700      258,210
Highwoods Properties, Inc., REIT                              2,800       80,724
Hospitality Properties Trust, REIT                            3,800      156,522
Liberty Property Trust, REIT                                  4,600      195,316
Mack-California Realty Corp., REIT                            3,200      141,344
New Plan Realty Trust, Inc., REIT                             5,400      128,952
Regency Centers Corp., REIT                                   3,300      191,565
The Macerich Company, REIT                                    3,100      210,738
United Dominion Realty Trust, Inc., REIT                      7,200      161,208
Weingarten Realty Investors, REIT                             4,200      158,634
                                                                      ----------
                                                                       1,893,633

RETAIL GROCERY - 0.94%
Ruddick Corp.                                                 1,800       36,378
Whole Foods Market, Inc.                                      3,500      515,480
                                                                      ----------
                                                                         551,858

RETAIL TRADE - 7.04%
99 Cents Only Stores *                                        2,500       24,075
Abercrombie & Fitch Company, Class A                          4,600      282,072
Advance Auto Parts, Inc. *                                    5,700      241,338
Aeropostale, Inc. *                                           2,900       72,123
American Eagle Outfitters, Inc.                               7,200      163,872
AnnTaylor Stores Corp. *                                      3,800      115,254
Barnes & Noble, Inc.                                          2,900      116,986
BJ's Wholesale Club, Inc. *                                   3,600       95,364
Borders Group, Inc.                                           3,700       75,443
CarMax, Inc. *                                                5,500      150,810
Chico's FAS, Inc. *                                           9,500      419,045
Claire's Stores, Inc.                                         5,200      148,356
Dollar Tree Stores, Inc. *                                    5,600      128,576
Foot Locker, Inc.                                             8,200      178,924
GameStop Corp. - Class A *                                    3,000      100,920
Michael's Stores, Inc.                                        7,100   $  265,540
MSC Industrial Direct Company, Inc., Class A                  2,800      109,452
Pacific Sunwear of California, Inc. *                         3,900      103,194
Payless ShoeSource, Inc. *                                    3,600       82,260
PETsMART, Inc.                                                7,500      178,650
Pier 1 Imports, Inc.                                          4,500       57,150
Regis Corp.                                                   2,400       95,880
Rent-A-Center, Inc. *                                         3,900       76,245
Ross Stores, Inc.                                             7,600      209,000
Saks, Inc. *                                                  7,400      122,322
United Rentals, Inc. *                                        3,500       74,060
Urban Outfitters, Inc. *                                      5,800      178,988
Williams-Sonoma, Inc. *                                       6,100      264,679
                                                                      ----------
                                                                       4,130,578

SANITARY SERVICES - 0.32%
Aqua America, Inc.                                            5,000      184,950

SEMICONDUCTORS - 3.38%
Atmel Corp. *                                                22,200       74,370
Credence Systems Corp. *                                      5,200       42,172
Cree, Inc. *                                                  4,000      107,320
Cypress Semiconductor Corp. *                                 7,000      105,000
Fairchild Semiconductor International, Inc. *                 6,300      109,242
Integrated Device Technology, Inc. *                         10,400      124,592
International Rectifier Corp. *                               3,700      131,202
Intersil Corp., Class A                                       8,000      205,200
Lam Research Corp. *                                          7,100      266,534
Lattice Semiconductor Corp. *                                 5,900       28,851
MEMC Electronic Materials, Inc. *                             8,200      183,516
Micrel, Inc. *                                                3,400       41,072
Microchip Technology, Inc.                                   10,900      363,624
Semtech Corp. *                                               3,900       77,649
Silicon Laboratories, Inc. *                                  2,300       89,355
Triquint Semiconductor, Inc. *                                7,300       32,850
                                                                      ----------
                                                                       1,982,549

SOFTWARE - 0.57%
Activision, Inc. *                                           14,200      189,002
Advent Software, Inc. *                                         800       22,912
Macrovision Corp. *                                           2,600       40,404
McDATA Corp., Class A *                                       8,100       29,484
Transaction Systems
Architects, Inc., Class A *                                   1,900       55,290
                                                                      ----------
                                                                         337,092

STEEL - 0.25%
Steel Dynamics, Inc.                                          2,000       69,240
Worthington Industries, Inc.                                  3,700       75,073
                                                                      ----------
                                                                         144,313

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.79%
ADTRAN, Inc.                                                  3,500      103,460
Commscope, Inc. *                                             2,900       59,479
Newport Corp. *                                               2,100       28,980

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                         Shares or
                                                         Principal
                                                           Amount       Value
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Plantronics, Inc.                                            2,500   $    69,050
Polycom, Inc. *                                              5,100        83,691
Powerwave Technologies, Inc. *                               5,800        72,848
UTStarcom, Inc. *                                            5,400        44,766
                                                                     -----------
                                                                         462,274

TELEPHONE - 0.62%
Cincinnati Bell, Inc. *                                     12,900        50,310
Harris Corp.                                                 7,000       312,060
                                                                     -----------
                                                                         362,370

TIRES & RUBBER - 0.04%
Bandag, Inc.                                                   600        25,710

TOBACCO - 0.09%
Universal Corp.                                              1,300        52,494

TRANSPORTATION - 1.87%
Alexander & Baldwin, Inc.                                    2,300       115,046
C.H. Robinson Worldwide, Inc. *                              9,000       364,050
Expeditors International of Washington, Inc.                 5,600       397,656
Overseas Shipholding Group, Inc.                             1,500        76,440
Yellow Roadway Corp. *                                       3,000       141,330
                                                                     -----------
                                                                       1,094,522

TRUCKING & FREIGHT - 0.70%
CNF, Inc.                                                    2,700       153,900
J.B. Hunt Transport Services, Inc.                           6,600       147,774
Swift Transportation, Inc. *                                 2,700        52,866
Werner Enterprises, Inc.                                     2,700        55,269
                                                                     -----------
                                                                         409,809
                                                                     -----------
TOTAL COMMON STOCKS (Cost $53,824,569)                               $57,261,351
                                                                     -----------

SHORT TERM INVESTMENTS - 2.13%
Federal National Mortgage Association
Discount Notes
zero coupon due 12/01/2005                              $1,250,000   $ 1,250,000
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,250,000)                                                 $ 1,250,000
                                                                     -----------
TOTAL INVESTMENTS (MID CAP INDEX FUND)
   (COST $55,074,569) - 99.78%                                       $58,511,351
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.22%                            130,201
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $58,641,552
                                                                     ===========

MID CAP STOCK FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.85%
AEROSPACE - 4.35%
Alliant Techsystems, Inc. *                                 48,515   $ 3,681,318
Rockwell Collins, Inc.                                      82,492     3,769,884
Smiths Group PLC                                           192,701   $ 3,250,710
                                                                     -----------
                                                                      10,701,912

AIR TRAVEL - 4.01%
Gol Linhas Aereas Inteligentes SA, ADR                      18,870       858,774
JetBlue Airways Corp. *                                    163,100     3,007,564
Ryanair Holdings PLC, ADR *                                 63,701     3,173,584
Southwest Airlines Company                                 170,625     2,815,312
                                                                     -----------
                                                                       9,855,234

APPAREL & TEXTILES - 0.65%
Geox SpA                                                   146,138     1,607,529

BIOTECHNOLOGY - 4.05%
Applera Corp.-Applied Biosystems Group                     110,981     3,060,856
Cephalon, Inc. *                                            33,777     1,717,561
Genzyme Corp. *                                             28,924     2,150,210
ICOS Corp. *                                                45,312     1,290,939
Millennium Pharmaceuticals, Inc. *                         165,383     1,738,175
                                                                     -----------
                                                                       9,957,741

BROADCASTING - 2.32%
Sirius Satellite Radio, Inc. *                             447,775     3,201,591
Univision Communications, Inc., Class A *                    4,800       145,104
XM Satellite Radio Holdings, Inc., Class A *                80,475     2,354,699
                                                                     -----------
                                                                       5,701,394

BUSINESS SERVICES - 1.63%
Corporate Executive Board Company                           33,115     2,864,779
Equifax, Inc.                                               30,100     1,152,830
                                                                     -----------
                                                                       4,017,609

CELLULAR COMMUNICATIONS - 4.07%
Alamosa Holdings, Inc. *                                   155,100     2,866,248
American Tower Corp., Class A *                            184,149     5,025,426
Crown Castle International Corp. *                          77,220     2,115,828
                                                                     -----------
                                                                      10,007,502

COMMERCIAL SERVICES - 0.76%
CB Richard Ellis Group, Inc. *                              33,586     1,864,023

COMPUTERS & BUSINESS EQUIPMENT - 2.50%
Cognizant Technology Solutions Corp.,
   Class A *                                                66,567     3,234,491
Logitech International SA *                                 63,415     2,904,407
                                                                     -----------
                                                                       6,138,898

CONTAINERS & GLASS - 1.70%
Jarden Corp. *                                             127,968     4,178,155
Crude Petroleum & Natural Gas - 1.80%
Chesapeake Energy Corp.                                     45,828     1,326,721
EOG Resources, Inc.                                         43,086     3,091,420
                                                                     -----------
                                                                       4,418,141

DRUGS & HEALTH CARE - 2.08%
Mentor Corp.                                                55,828     2,721,057
Shionogi & Company, Ltd.                                   194,447     2,391,694
                                                                     -----------
                                                                       5,112,751

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT - 1.00%
Tektronix, Inc.                                             95,746   $ 2,450,140

ELECTRONICS - 1.00%
FLIR Systems, Inc. *                                        99,600     2,462,112

ENERGY - 0.37%
Q-Cells AG *                                                15,019       901,307

FINANCIAL SERVICES - 6.41%
E*TRADE Financial Corp. *                                  168,295     3,285,118
Eaton Vance Corp.                                           96,444     2,650,281
Melco International Development                          2,264,338     2,481,914
Nasdaq Stock Market, Inc. *                                 80,316     3,142,765
State Street Corp.                                          72,776     4,198,448
                                                                     -----------
                                                                      15,758,526

GOLD - 0.98%
Gold Fields, Ltd.                                          160,800     2,403,960

HEALTHCARE PRODUCTS - 1.76%
Foxhollow Technologies, Inc. *                              67,774     2,950,880
The Medicines Company *                                     74,839     1,367,309
                                                                     -----------
                                                                       4,318,189

HEALTHCARE SERVICES - 3.51%
Covance, Inc. *                                             87,035     4,137,644
Coventry Health Care, Inc. *                                42,200     2,513,854
Health Net, Inc. *                                          38,733     1,976,545
                                                                     -----------
                                                                       8,628,043

HOMEBUILDERS - 4.15%
D.R. Horton, Inc.                                           75,941     2,691,349
Pulte Homes, Inc.                                           66,786     2,780,301
Standard Pacific Corp.                                      59,729     2,251,186
Walter Industries, Inc.                                     49,300     2,482,255
                                                                     -----------
                                                                      10,205,091

HOTELS & RESTAURANTS - 3.92%
Four Seasons Hotels, Inc.                                   47,500     2,370,250
Harrah's Entertainment, Inc.                                42,675     2,905,741
Starwood Hotels & Resorts Worldwide, Inc.                   72,143     4,364,651
                                                                     -----------
                                                                       9,640,642

INTERNATIONAL OIL - 0.79%
Noble Corp.                                                 26,833     1,933,854

INTERNET SERVICE PROVIDER - 0.84%
Salesforce.Com, Inc. *                                      65,169     2,075,633

INTERNET SOFTWARE - 2.70%
Checkfree Corp. *                                           49,880     2,336,878
F5 Networks, Inc. *                                         81,324     4,296,347
                                                                     -----------
                                                                       6,633,225

LEISURE TIME - 3.07%
DreamWorks Animation SKG, Inc. *                            68,939     1,748,982
Las Vegas Sands Corp. *                                     62,949     2,625,603
Royal Caribbean Cruises, Ltd.                               69,000     3,164,340
                                                                     -----------
                                                                       7,538,925

LIFE SCIENCES - 1.83%
Pharmaceutical Product Development, Inc. *                  77,410   $ 4,512,229

MANUFACTURING - 0.04%
Roper Industries, Inc.                                       2,600       102,440

MEDICAL-HOSPITALS - 0.99%
Manor Care, Inc.                                            61,945     2,442,491

METAL & METAL PRODUCTS - 2.87%
Cameco Corp.                                                80,476     4,583,913
Precision Castparts Corp.                                   48,473     2,471,638
                                                                     -----------
                                                                       7,055,551

PETROLEUM SERVICES - 1.58%
BJ Services Company                                         58,884     2,158,098
GlobalSantaFe Corp.                                         38,002     1,723,771
                                                                     -----------
                                                                       3,881,869

PHARMACEUTICALS - 5.40%
Alkermes, Inc. *                                            80,601     1,465,326
Amylin Pharmaceuticals, Inc. *                              81,867     3,062,645
Forest Laboratories, Inc. *                                 63,962     2,498,995
Gilead Sciences, Inc. *                                     58,950     2,988,176
IVAX Corp. *                                                67,344     2,017,626
Vertex Pharmaceuticals, Inc. *                              49,176     1,253,988
                                                                     -----------
                                                                      13,286,756

POLLUTION CONTROL - 1.34%
Stericycle, Inc. *                                          53,604     3,286,997

REAL ESTATE - 2.41%
Host Marriott Corp., REIT                                  181,225     3,243,928
Kimco Realty Corp., REIT                                    85,351     2,684,289
                                                                     -----------
                                                                       5,928,217

RETAIL TRADE - 8.75%
Abercrombie & Fitch Company, Class A                        89,339     5,478,267
Advance Auto Parts, Inc. *                                  94,474     4,000,029
Kohl's Corp. *                                              60,100     2,764,600
Ross Stores, Inc.                                           96,405     2,651,138
Tiffany & Company                                           91,707     3,732,475
Williams-Sonoma, Inc. *                                     66,507     2,885,739
                                                                     -----------
                                                                      21,512,248

SOFTWARE - 6.75%
Adobe Systems, Inc.                                         74,700     2,435,967
Cognos, Inc. *                                              71,211     2,389,129
Red Hat, Inc. *                                            241,710     5,697,105
THQ, Inc. *                                                186,284     4,232,372
VeriFone Holdings, Inc. *                                   80,594     1,845,603
                                                                     -----------
                                                                      16,600,176

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.18%
Comverse Technology, Inc. *                                107,903     2,828,138
Tellabs, Inc. *                                            246,900     2,533,194
                                                                     -----------
                                                                       5,361,332

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
COMMON STOCKS (CONTINUED)
TRANSPORTATION - 1.29%
C.H. Robinson Worldwide, Inc. *                           78,512   $  3,175,810
                                                                   ------------
TOTAL COMMON STOCKS (Cost $218,866,952)                            $235,656,652
                                                                   ------------

REPURCHASE AGREEMENTS - 8.14%
Bank of America Tri Party Repurchase
   Agreement dated 11/30/2005 at 3.93% to
   be repurchased at $20,011,184 on
   12/01/2005, collaterized by $20,590,000
   U.S. Treasury Notes, 3.25% due 8/15/2007
   (valued at $ 20,402,797, including interest)      $20,009,000   $ 20,009,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,009,000)                                              $ 20,009,000
                                                                   ------------

TOTAL INVESTMENTS (MID CAP STOCK FUND)
   (COST $238,875,952) - 103.99%                                   $255,665,652
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.99)%                      (9,821,359)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $245,844,293
                                                                   ============

MID CAP VALUE FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.51%

ADVERTISING - 1.56%
The Interpublic Group of Companies, Inc. *                335,206    $ 3,124,120

AGRICULTURE - 3.56%
Monsanto Company                                           54,298      3,978,414
Mosaic Company *                                          231,629      3,136,257
                                                                     -----------
                                                                       7,114,671

APPAREL & TEXTILES - 1.11%
Tommy Hilfiger Corp. *                                    122,793      2,217,642

AUTO PARTS - 2.86%
Dana Corp.                                                223,154      1,555,383
Genuine Parts Company                                      93,893      4,160,399
                                                                     -----------
                                                                       5,715,782

BROADCASTING - 1.40%
Clear Channel Communications, Inc.                          7,000        227,920
Westwood One, Inc.                                        141,453      2,565,957
                                                                     -----------
                                                                       2,793,877

BUSINESS SERVICES - 5.50%
Cadence Design Systems, Inc. *                            218,829      3,750,729
R.H. Donnelley Corp. *                                     48,053      3,026,378
R.R. Donnelley & Sons Company                             122,976      4,205,779
                                                                     -----------
                                                                      10,982,886

CHEMICALS - 3.85%
Chemtura Corp.                                            219,231      2,641,734
Eastman Chemical Company                                   91,462      5,060,592
                                                                     -----------
                                                                       7,702,326

COMPUTERS & BUSINESS EQUIPMENT - 1.20%
Sybase, Inc. *                                            106,656    $ 2,394,427

CONTAINERS & GLASS - 4.17%
Ball Corp.                                                 98,422      4,056,955
Pactiv Corp. *                                            210,773      4,266,045
                                                                     -----------
                                                                       8,323,000

CRUDE PETROLEUM & NATURAL GAS - 2.03%
EOG Resources, Inc.                                        56,415      4,047,776

ELECTRICAL EQUIPMENT - 1.60%
Hubbell, Inc., Class B                                     65,837      3,193,753

ELECTRICAL UTILITIES - 5.17%
Ameren Corp.                                               72,642      3,810,799
CMS Energy Corp. *                                        215,023      3,006,022
Northeast Utilities                                       136,821      2,542,134
Puget Energy, Inc.                                         47,057        977,844
                                                                     -----------
                                                                      10,336,799

FOOD & BEVERAGES - 0.92%
Dean Foods Company *                                       44,325      1,692,772
TreeHouse Foods, Inc. *                                     7,786        153,540
                                                                     -----------
                                                                       1,846,312

GAS & PIPELINE UTILITIES - 2.10%
NiSource, Inc.                                            141,251      3,041,134
Southwest Gas Corp.                                        42,945      1,145,773
                                                                     -----------
                                                                       4,186,907

HEALTHCARE PRODUCTS - 1.67%
Bausch & Lomb, Inc.                                        41,045      3,335,317

HOTELS & RESTAURANTS - 2.07%
Brinker International, Inc.                                81,832      3,247,094
Yum! Brands, Inc.                                          18,282        891,979
                                                                     -----------
                                                                       4,139,073

HOUSEHOLD PRODUCTS - 1.71%
Newell Rubbermaid, Inc.                                    93,679      2,161,175
Tupperware Corp.                                           54,561      1,258,722
                                                                     -----------
                                                                       3,419,897

INDUSTRIAL MACHINERY - 3.53%
CNH Global NV                                              52,908        888,855
Cummins, Inc.                                              34,117      3,036,413
W.W. Grainger, Inc.                                        44,688      3,138,438
                                                                     -----------
                                                                       7,063,706

INSURANCE - 12.69%
ACE, Ltd.                                                  38,263      2,123,597
Aetna, Inc.                                                22,264      2,059,197
Conseco, Inc. *                                           122,563      2,747,863
Everest Re Group, Ltd.                                     35,370      3,718,094
Genworth Financial, Inc.                                   67,417      2,322,516
Lincoln National Corp.                                         44          2,287
PartnerRe, Ltd.                                            56,015      3,824,704
PMI Group, Inc.                                            63,154      2,564,052
SAFECO Corp.                                               51,200      2,880,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------   -------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
XL Capital, Ltd., Class A                                 46,786   $   3,105,655
                                                                   -------------
                                                                      25,347,965

INTERNET SOFTWARE - 1.43%
McAfee, Inc. *                                           103,054       2,865,932

MANUFACTURING - 1.68%
Snap-on, Inc.                                             90,034       3,364,571

METAL & METAL PRODUCTS - 1.96%
Timken Company                                           126,544       3,920,333

MINING - 1.19%
Potash Corp. of Saskatchewan, Inc.                        32,539       2,380,228

OFFICE FURNISHINGS & SUPPLIES - 1.01%
OfficeMax, Inc.                                           69,145       2,017,651

PAPER - 5.38%
Bowater, Inc.                                             85,665       2,659,898
Georgia-Pacific Corp.                                    102,140       4,830,201
MeadWestvaco Corp.                                       116,179       3,251,850
                                                                   -------------
                                                                      10,741,949

PETROLEUM SERVICES - 4.09%
GlobalSantaFe Corp.                                       92,566       4,198,794
Halliburton Company                                       62,343       3,968,132
                                                                   -------------
                                                                       8,166,926

PHARMACEUTICALS - 3.81%
King Pharmaceuticals, Inc. *                             260,529       4,098,121
Mylan Laboratories, Inc.                                 167,788       3,505,091
                                                                   -------------
                                                                       7,603,212

PUBLISHING - 1.07%
American Greetings Corp., Class A                         81,474       2,134,619

REAL ESTATE - 1.99%
Healthcare Realty Trust, Inc., REIT                       20,826         729,326
Host Marriott Corp., REIT                                181,322       3,245,664
                                                                   -------------
                                                                       3,974,990

RETAIL GROCERY - 1.85%
Safeway, Inc.                                             82,373       1,915,172
The Kroger Company *                                      91,700       1,784,482
                                                                   -------------
                                                                       3,699,654

RETAIL TRADE - 2.93%
Federated Department Stores, Inc.                         40,283       2,595,434
Foot Locker, Inc.                                        149,426       3,260,475
                                                                   -------------
                                                                       5,855,909

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.24%
ADC Telecommunications, Inc. *                           109,849       2,244,215
Avaya, Inc. *                                            219,044       2,611,004
JDS Uniphase Corp. *                                     115,900         297,863
PanAmSat Holding Corp.                                    60,943       1,477,868
Tellabs, Inc. *                                          179,711       1,843,835
                                                                   -------------
                                                                       8,474,785

TELEPHONE - 2.04%
CenturyTel, Inc.                                          62,353   $   2,063,884
Qwest Communications International, Inc. *               386,000       2,022,640
                                                                   -------------
                                                                       4,086,524

TRAVEL SERVICES - 2.14%
Sabre Holdings Corp.                                     186,631       4,268,251
                                                                   ------------
TOTAL COMMON STOCKS (Cost $180,065,260)                            $ 190,841,770
                                                                   -------------

REPURCHASE AGREEMENTS - 4.86%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $9,716,513 on
   12/01/2005, collateralized by
   $7,125,000 U.S. Treasury Bonds,
   8.125% due 8/15/2021 (valued at
   $9,916,212 including interest) (c)                 $9,716,000   $  9,716,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $9,716,000)                                                  $  9,716,000
                                                                   ------------
TOTAL INVESTMENTS (MID CAP VALUE FUND)
(COST $189,781,260) - 100.37%                                      $200,557,770
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.37)%                        (746,150)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $199,811,620
                                                                   ============

NATURAL RESOURCES FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.46%
ALUMINUM - 1.62%
Alcoa, Inc.                                               352,725    $ 9,668,192
COAL - 1.99%
CONSOL Energy, Inc.                                        98,643      6,384,175
Massey Energy Company                                     144,923      5,499,828
                                                                     -----------
                                                                      11,884,003

CRUDE PETROLEUM & NATURAL GAS - 9.49%
Burlington Resources, Inc.                                102,766      7,424,843
EOG Resources, Inc.                                       283,469     20,338,901
Newfield Exploration Company *                            153,652      7,107,942
Surgutneftegaz, ADR                                       103,945      5,353,167
XTO Energy, Inc.                                          405,086     16,482,949
                                                                     -----------
                                                                      56,707,802

DOMESTIC OIL - 12.07%
Canadian Natural Resources, Ltd.                          733,033     33,198,094
China Petroleum and Chemical Corp. ADR                    121,565      5,474,072
Noble Energy, Inc.                                        156,964      5,865,745
Suncor Energy, Inc.                                       272,007     15,457,379
Western Oil Sands, Inc. *                                 523,711     12,121,527
                                                                     -----------
                                                                      72,116,817

GAS & PIPELINE UTILITIES - 2.11%
Equitable Resources, Inc.                                 150,360      5,621,960

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
Western Gas Resources, Inc.                               146,948   $  7,006,481
                                                                    ------------
                                                                      12,628,441

GOLD - 1.80%
Gold Fields, Ltd.                                         337,819      5,185,159
Placer Dome, Inc.                                         254,307      5,579,496
                                                                    ------------
                                                                      10,764,655

INTERNATIONAL OIL - 16.91%
ConocoPhillips                                            153,717      9,301,416
EnCana Corp.                                              559,454     24,809,777
Lukoil Oil Company, ADR                                   192,427     10,977,960
Petroleo Brasileiro SA, ADR *                             190,149     12,854,072
Royal Dutch Petroleum Company - NY Shares                 146,969      9,056,230
Royal Dutch Shell PLC-ADR B                               112,649      7,303,035
Talisman Energy, Inc.                                     560,566     26,779,823
                                                                    ------------
                                                                     101,082,313

METAL & METAL PRODUCTS - 12.83%
Alumina, Ltd.                                           1,522,672      7,159,524
Cameco Corp.                                              111,461      6,348,819
Companhia Siderurgica Nacional SA, ADR                    323,297      6,734,276
Companhia Vale Do Rio Doce, ADR, PFD Shares               717,526     27,151,184
Companhia Vale Do Rio Doce, ADR                           226,289      9,811,891
Inco, Ltd.                                                213,079      9,373,345
Vedanta Resources PLC                                     828,943     10,135,954
                                                                    ------------
                                                                      76,714,993

MINING - 9.95%
Aluminum Corp. China, Ltd. ADR                            110,572      7,867,198
Anglo American Platinum Corp., Ltd. - ZAR                 202,108     13,378,432
Anglo American PLC                                        182,416      5,737,385
Apex Silver Mines, Ltd. *                                 135,953      2,286,730
Freeport-McMoran Copper & Gold, Inc., Class B             199,030     10,371,453
Impala Platinum Holdings, Ltd.                             55,549      7,267,652
Xstrata PLC                                               552,709     12,578,451
                                                                    ------------
                                                                      59,487,301

PAPER - 3.49%
Abitibi Consolidated, Inc.                              1,199,719      4,019,059
Domtar, Inc.                                              311,780      1,655,847
International Paper Company                               482,065     15,199,509
                                                                    ------------
                                                                      20,874,415

PETROLEUM SERVICES - 21.44%
BP PLC, SADR                                              333,927     21,985,754
Exxon Mobil Corp.                                         467,205     27,111,906
GlobalSantaFe Corp.                                       113,923      5,167,547
Halliburton Company                                       137,151      8,729,661
Petro-Canada                                              232,231      8,862,336
Repsol YPF SA,- Sponsored ADR                             177,976      5,253,852
Total SA, SADR                                            149,281     18,613,848
Transocean, Inc. *                                         95,085      6,070,226
Valero Energy Corp.                                       274,283     26,386,025
                                                                    ------------
                                                                     128,181,155

STEEL - 1.76%
Mittal Steel Company, NV                                  380,325   $ 10,493,167
                                                                    ------------
TOTAL COMMON STOCKS (Cost $550,764,257)                             $570,603,254
                                                                    ------------

PREFERRED STOCKS - 0.20%

MINING - 0.20%
Anglo American Platinum Corp., Ltd. - ZAR *                41,800      1,182,973
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $1,167,568)                            $  1,182,973

WARRANTS - 0.06%

FINANCIAL SERVICES - 0.06%
Goldman Sachs International
   (Expiration date 06/30/2006; strike
   price $0.0001)                                          16,700        366,289
                                                                    ------------
TOTAL WARRANTS (Cost $378,117)                                      $    366,289
                                                                    ------------

REPURCHASE AGREEMENTS - 3.91%
Bank of America Tri Party Repurchase
   Agreement dated 11/30/2005 at 3.93% to
   be repurchased at $23,372,551 on 12/01/2005,
   collaterized by $24,050,000 U.S. Treasury
   Notes, 3.25% due 08/15/2007 (valued at
   $23,831,338, including interest)                   $23,370,000   $ 23,370,000
                                                                    ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $23,370,000)                                                  $ 23,370,000
                                                                    ------------
TOTAL INVESTMENTS (NATURAL RESOURCES FUND)
(COST $575,679,942) - 99.63%                                        $595,522,516
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.37%                          2,184,197
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $597,706,713
                                                                    ============

QUANTITATIVE MID CAP FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.78%
ADVERTISING - 1.42%
Getty Images, Inc. *                                        26,324    $2,403,118

APPAREL & TEXTILES - 3.51%
Carter's, Inc. *                                            43,481     2,658,863
Coach, Inc. *                                               95,641     3,292,920
                                                                       ---------
                                                                       5,951,783

BANKING - 5.78%
Associated Banc-Corp                                       111,789     3,664,443
Corus Bankshares, Inc.                                      22,792     1,339,714
Cullen Frost Bankers, Inc.                                  22,700     1,222,622
Zions Bancorp                                               47,240     3,572,761
                                                                       ---------
                                                                       9,799,540

BIOTECHNOLOGY - 0.68%
Protein Design Labs, Inc. *                                 41,700     1,161,345

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES - 5.80%
Alliance Data Systems Corp. *                               41,850    $1,614,155
Corporate Executive Board Company                           44,455     3,845,802
Global Payments, Inc.                                      100,048     4,380,101
                                                                      ----------
                                                                       9,840,058

CELLULAR COMMUNICATIONS - 0.77%
American Tower Corp., Class A *                             47,800     1,304,462

CHEMICALS - 2.59%
Airgas, Inc.                                               107,061     3,329,597
Techne Corp. *                                              19,200     1,060,992
                                                                      ----------
                                                                       4,390,589

COMPUTERS & BUSINESS EQUIPMENT - 2.68%
Anteon International Corp. *                                39,000     1,671,930
Cognizant Technology Solutions Corp.,
   Class A *                                                58,979     2,865,790
                                                                      ----------
                                                                       4,537,720

CONSTRUCTION MATERIALS - 1.01%
Sherwin-Williams Company                                    38,975     1,708,664

CONTAINERS & GLASS - 0.97%
Silgan Holdings, Inc.                                       46,659     1,646,596

CRUDE PETROLEUM & NATURAL GAS - 4.75%
Chesapeake Energy Corp.                                     88,249     2,554,809
Patterson-UTI Energy, Inc.                                  86,550     2,703,822
XTO Energy, Inc.                                            68,774     2,798,414
                                                                      ----------
                                                                       8,057,045

DOMESTIC OIL - 1.20%
Oil States International, Inc. *                            59,700     2,033,382

DRUGS & HEALTH CARE - 1.08%
Mentor Corp.                                                37,623     1,833,745

ELECTRICAL EQUIPMENT - 3.12%
AMETEK, Inc.                                                95,842     4,083,828
Anixter International, Inc. *                               32,900     1,205,456
                                                                      ----------
                                                                       5,289,284

ELECTRICAL UTILITIES - 0.87%
Constellation Energy Group, Inc.                            27,902     1,478,527

ELECTRONICS - 1.95%
Amphenol Corp., Class A                                     42,271     1,765,659
Jabil Circuit, Inc. *                                       46,623     1,544,154
                                                                      ----------
                                                                       3,309,813

FINANCIAL SERVICES - 3.94%
Affiliated Managers Group, Inc. *                           41,850     3,299,454
Alliance Capital Management Holding, LP                     29,109     1,587,896
CIT Group, Inc.                                             19,152       948,024
Nelnet, Inc., Class A *                                     22,100       840,905
                                                                      ----------
                                                                       6,676,279

FOOD & BEVERAGES - 3.55%
Constellation Brands, Inc., Class A *                      133,886     3,162,387
Hormel Foods Corp.                                          41,510     1,361,528
PepsiAmericas, Inc.                                         65,050    $1,487,043
                                                                      ----------
                                                                       6,010,958

GAS & PIPELINE UTILITIES - 3.72%
Magellan Midstream Partners LP                              55,653     1,789,244
Questar Corp.                                               60,662     4,522,959
                                                                      ----------
                                                                       6,312,203

HEALTHCARE PRODUCTS - 2.30%
Dade Behring Holdings, Inc.                                 74,165     3,032,607
Ventana Medical Systems, Inc. *                             22,438       864,087
                                                                      ----------
                                                                       3,896,694

HEALTHCARE SERVICES - 2.69%
Express Scripts, Inc. *                                     13,491     1,139,450
Humana, Inc. *                                              44,795     2,052,955
Sierra Health Services, Inc. *                              17,429     1,363,296
                                                                      ----------
                                                                       4,555,701

HOTELS & RESTAURANTS - 1.74%
Hilton Hotels Corp.                                         50,462     1,106,127
Sonic Corp. *                                               62,425     1,847,156
                                                                      ----------
                                                                       2,953,283

HOUSEHOLD APPLIANCES - 1.13%
Black & Decker Corp.                                        21,856     1,919,175

HOUSEHOLD PRODUCTS - 0.66%
Church & Dwight, Inc.                                       33,657     1,118,085

INDUSTRIAL MACHINERY - 2.07%
IDEX Corp.                                                  79,634     3,515,045

INDUSTRIALS - 1.53%
Harsco Corp.                                                39,066     2,595,936

INSURANCE - 4.50%
American Financial Group, Inc.                              29,800     1,107,070
Endurance Specialty Holdings, Ltd.                          67,153     2,313,421
PMI Group, Inc.                                             45,557     1,849,614
W.R. Berkley Corp.                                          50,665     2,362,002
                                                                      ----------
                                                                       7,632,107

INTERNET SOFTWARE - 1.48%
F5 Networks, Inc. *                                         23,880     1,261,581
McAfee, Inc. *                                              44,725     1,243,802
                                                                      ----------
                                                                       2,505,383

LEISURE TIME - 4.87%
International Speedway Corp., Class A                       35,179     1,919,718
Penn National Gaming, Inc. *                                44,876     1,488,537
Scientific Games Corp., Class A *                           82,810     2,346,007
SCP Pool Corp.                                              64,404     2,507,248
                                                                      ----------
                                                                       8,261,510

MEDICAL-HOSPITALS - 1.25%
Community Health Systems, Inc. *                            52,729     2,113,906
PETROLEUM SERVICES - 1.36%
Cal Dive International, Inc. *                              31,666     2,299,268

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS - 2.46%
Barr Pharmaceuticals, Inc. *                               29,700   $  1,703,295
Celgene Corp. *                                            24,039      1,464,456
United Therapeutics Corp. *                                14,003      1,000,234
                                                                    ------------
                                                                       4,167,985

POLLUTION CONTROL - 1.97%
Republic Services, Inc.                                    93,000      3,334,050
PUBLISHING - 0.71%
Scholastic Corp. *                                         36,000      1,197,720
RETAIL TRADE - 6.09%
Chico's FAS, Inc. *                                        99,121      4,372,227
Michael's Stores, Inc.                                     39,517      1,477,936
Urban Outfitters, Inc. *                                  145,025      4,475,471
                                                                    ------------
                                                                      10,325,634

SANITARY SERVICES - 2.35%
Aqua America, Inc.                                        107,536      3,977,757
SEMICONDUCTORS - 3.04%
Intersil Corp., Class A                                    39,000      1,000,350
Marvell Technology Group, Ltd. *                           49,763      2,763,837
Microsemi Corp. *                                          50,249      1,394,410
                                                                    ------------
                                                                       5,158,597

SOFTWARE - 1.38%
Activision, Inc. *                                         83,333      1,109,162
Progress Software Corp. *                                  39,917      1,235,032
                                                                    ------------
                                                                       2,344,194

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.04%
Amdocs, Ltd. *                                             55,854      1,476,221
Comverse Technology, Inc. *                                75,427      1,976,942
                                                                    ------------
                                                                       3,453,163

TELEPHONE - 1.23%
Harris Corp.                                               46,972      2,094,012
TRUCKING & FREIGHT - 1.54%
J.B. Hunt Transport Services, Inc.                        116,677      2,612,398
                                                                    ------------
TOTAL COMMON STOCKS (Cost $155,090,989)                             $165,776,714
                                                                    ------------

SHORT TERM INVESTMENTS - 2.51%
Federal National Mortgage Association
   Discount Notes
   3.90% due 12/01/2005                                $4,260,000   $  4,260,000
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $4,260,000)                                                   $  4,260,000
                                                                    ------------
TOTAL INVESTMENTS (QUANTITATIVE MID CAP FUND)
   (COST $159,350,989) - 100.29%                                    $170,036,714
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.29)%                         (489,571)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $169,547,143
                                                                    ============

QUANTITATIVE VALUE FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.14%
AEROSPACE - 1.62%
Northrop Grumman Corp.                                      88,826   $ 5,095,948
BANKING - 10.89%
Bank of America Corp.                                      279,500    12,826,255
KeyCorp                                                    137,234     4,550,679
US Bancorp                                                 231,800     7,018,904
Wachovia Corp.                                             185,200     9,889,680
                                                                     -----------
                                                                      34,285,518

BUSINESS SERVICES - 4.21%
Alliance Data Systems Corp. *                              127,600     4,921,532
Cadence Design Systems, Inc. *                             137,425     2,355,465
Cendant Corp.                                              208,842     3,711,122
Service Master Company                                     189,600     2,258,136
                                                                     -----------
                                                                      13,246,255

CELLULAR COMMUNICATIONS - 0.53%
Vodafone Group PLC-Sponsored ADR                            78,031     1,681,568
CHEMICALS - 0.86%
Chemtura Corp.                                             120,000     1,446,000
Lyondell Chemical Company                                   50,100     1,274,043
                                                                     -----------
                                                                       2,720,043

COMPUTERS & BUSINESS EQUIPMENT - 1.96%
Cognizant Technology Solutions Corp.,
Class A *                                                   61,912     3,008,304
EMC Corp. *                                                227,000     3,162,110
                                                                     -----------
                                                                       6,170,414

CRUDE PETROLEUM & NATURAL GAS - 4.92%
Chesapeake Energy Corp.                                     79,800     2,310,210
ChevronTexaco Corp.                                        123,225     7,062,025
Patterson-UTI Energy, Inc.                                 102,400     3,198,976
Pogo Producing Company                                      59,900     2,935,100
                                                                     -----------
                                                                      15,506,311

DRUGS & HEALTH CARE - 0.53%
Wyeth                                                       40,466     1,681,767
ELECTRICAL EQUIPMENT - 0.73%
General Electric Company                                    64,800     2,314,656
ELECTRICAL UTILITIES - 2.86%
FirstEnergy Corp.                                           66,700     3,132,232
TXU Corp.                                                   57,400     5,890,962
                                                                     -----------
                                                                       9,023,194

ENERGY - 2.34%
Energen Corp.                                               95,600     3,508,520
Sempra Energy                                               88,200     3,876,390
                                                                     -----------
                                                                       7,384,910

FINANCIAL SERVICES - 16.67%
Bear Stearns Companies, Inc.                                61,800     6,859,182
Citigroup, Inc.                                            220,100    10,685,855
Countrywide Financial Corp.                                168,749     5,874,153
Federal National Mortgage Association                      144,280     6,932,654
JPMorgan Chase & Company                                    90,100     3,446,325
Lehman Brothers Holdings, Inc.                              33,598     4,233,348

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Morgan Stanley                                            122,400   $  6,858,072
The Goldman Sachs Group, Inc.                              29,575      3,813,992
Washington Mutual, Inc.                                    92,300      3,801,837
                                                                    ------------
                                                                      52,505,418

FOOD & BEVERAGES - 3.49%
Constellation Brands, Inc., Class A *                     164,387      3,882,821
Hershey Foods Corp.                                        70,200      3,806,244
PepsiCo, Inc.                                              55,814      3,304,189
                                                                    ------------
                                                                      10,993,254

GAS & PIPELINE UTILITIES - 0.66%
UGI Corp.                                                  93,900      2,065,800
HEALTHCARE PRODUCTS - 1.85%
Johnson & Johnson                                          40,605      2,507,359
Stryker Corp.                                              28,801      1,247,083
Varian Medical Systems, Inc. *                             40,500      2,058,210
                                                                    ------------
                                                                       5,812,652

HOMEBUILDERS - 2.16%
KB Home                                                    45,841      3,198,326
Meritage Homes Corp. *                                     54,400      3,615,968
                                                                    ------------
                                                                       6,814,294

HOTELS & RESTAURANTS - 0.60%
McDonald's Corp.                                           55,700      1,885,445
INDUSTRIAL MACHINERY - 1.76%
Ingersoll-Rand Company, Class A                           139,600      5,532,348
INSURANCE - 7.34%
American Financial Group, Inc.                             74,300      2,760,245
Axis Capital Holdings, Ltd.                               165,400      5,008,312
Conseco, Inc. *                                           141,500      3,172,430
Genworth Financial, Inc.                                   96,500      3,324,425
Reinsurance Group of America, Inc.                         66,700      3,153,576
RenaissanceRe Holdings, Ltd.                              126,900      5,701,617
                                                                    ------------
                                                                      23,120,605

INTERNATIONAL OIL - 4.44%
Anadarko Petroleum Corp.                                   30,349      2,749,923
ConocoPhillips                                             79,600      4,816,596
Kerr-McGee Corp.                                           43,567      3,766,367
Nabors Industries, Ltd. *                                  37,660      2,636,577
                                                                    ------------
                                                                      13,969,463

INTERNET CONTENT - 0.53%
Google, Inc., Class A *                                     4,114      1,666,129
LEISURE TIME - 0.66%
International Speedway Corp., Class A                      38,095      2,078,844
MEDICAL-HOSPITALS - 0.80%
Health Management Associates, Inc., Class A               108,046      2,530,437
METAL & METAL PRODUCTS - 0.86%
Southern Copper Corp.                                      42,597      2,709,595
MINING - 1.25%
Alliance Resource Partners, LP                             63,700      2,535,260
Phelps Dodge Corp.                                         10,264   $  1,392,517
                                                                    ------------
                                                                       3,927,777

PETROLEUM SERVICES - 4.14%
Exxon Mobil Corp.                                         224,500     13,027,735
PHARMACEUTICALS - 2.32%
Caremark Rx, Inc. *                                        72,700      3,736,053
Pfizer, Inc.                                              168,623      3,574,807
                                                                    ------------
                                                                       7,310,860

PUBLISHING - 1.48%
Gannett Company, Inc.                                      34,703      2,138,399
Meredith Corp.                                             49,600      2,529,600
                                                                    ------------
                                                                       4,667,999

RAILROADS & EQUIPMENT - 1.42%
Burlington Northern Santa Fe Corp.                         67,800      4,487,004
REAL ESTATE - 3.27%
American Home Mortgage Investment Corp., REIT             119,000      3,533,110
Hospitality Properties Trust, REIT                         68,700      2,829,753
Simon Property Group, Inc., REIT                           50,900      3,935,079
                                                                    ------------
                                                                      10,297,942

RETAIL TRADE - 2.75%
Bed Bath & Beyond, Inc. *                                  85,400      3,643,164
CVS Corp.                                                  41,000      1,107,820
Staples, Inc.                                             168,700      3,896,970
                                                                    ------------
                                                                       8,647,954

SEMICONDUCTORS - 1.83%
Marvell Technology Group, Ltd. *                           58,100      3,226,874
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR                      264,000      2,529,120
                                                                    ------------
                                                                       5,755,994

SOFTWARE - 0.99%
Citrix Systems, Inc. *                                     67,200      1,823,808
Red Hat, Inc. *                                            55,100      1,298,707
                                                                    ------------
                                                                       3,122,515

STEEL - 0.46%
United States Steel Corp.                                  30,106      1,433,046
TELEPHONE - 4.85%
AT&T Corp. *                                              228,296      5,686,853
BellSouth Corp.                                           123,100      3,355,706
CenturyTel, Inc.                                          188,500      6,239,350
                                                                    ------------
                                                                      15,281,909

TOBACCO - 1.11%
Altria Group, Inc.                                         47,877      3,484,967
                                                                    ------------
TOTAL COMMON STOCKS (Cost $297,313,827)                             $312,240,570
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   -----------
SHORT TERM INVESTMENTS - 0.48%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 12/01/2005 to
   12/13/2005                                          $1,510,000   $  1,508,315
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,508,315)                                                $  1,508,315
                                                                    ------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE FUND)
   (COST $298,822,142) - 99.62%                                     $313,748,885
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.38%                          1,209,350
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $314,958,235
                                                                    ============

REAL ESTATE SECURITIES FUND

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS - 98.20%
HOTELS & RESTAURANTS - 6.14%
Hilton Hotels Corp.                                       467,448   $ 10,246,460
Starwood Hotels & Resorts Worldwide, Inc.                 485,684     29,383,882
                                                                    ------------
                                                                      39,630,342

REAL ESTATE - 92.06%
American Land Lease, Inc., REIT                            54,201      1,284,564
Amli Residential Properties Trust, REIT                    40,027      1,504,215
Apartment Investment & Management
   Company, Class A, REIT                                 397,003     15,375,926
Archstone-Smith Trust, REIT                               649,170     27,141,798
Arden Realty, Inc., REIT                                  283,984     12,915,592
Avalon Bay Communities, Inc., REIT                        317,674     29,051,287
BioMed Realty Trust, Inc., REIT                           187,800      4,820,826
Boston Properties, Inc., REIT                             425,082     31,970,417
Brandywine Realty Trust, REIT                             257,657      7,466,900
Camden Property Trust, REIT                               132,748      7,832,132
Corporate Office Properties Trust, REIT                   148,271      5,349,618
Digital Realty Trust, Inc., REIT                          125,398      2,818,947
Duke Realty Corp., REIT                                   536,150     18,229,100
Entertainment Properties Trust, REIT                      120,883      5,171,375
Equity Lifestyle Properties, Inc., REIT                   113,871      5,279,060
Equity Office Properties Trust, REIT                      635,974     19,829,669
Equity One, Inc., REIT                                    287,153      6,822,755
Equity Residential, REIT                                  721,420     29,405,079
Essex Property Trust Inc., REIT                            81,444      7,468,415
Federal Realty Investment Trust, REIT                     199,616     12,571,816
First Potomac Realty Trust, REIT                           53,108      1,468,436
General Growth Properties, Inc., REIT                     426,884     19,474,448
Highwoods Properties, Inc., REIT                          261,990      7,553,172
Host Marriott Corp., REIT                                 912,892     16,340,767
Inland Real Estate Corp., REIT                            466,433      6,940,523
Innkeepers USA Trust, REIT                                324,601      5,661,041
Kilroy Realty Corp., REIT                                  71,600      4,410,560
LaSalle Hotel Properties, REIT                            140,722      4,736,703
Lexington Corporate Property Trust, REIT                  201,574      4,291,510
Liberty Property Trust, REIT                              211,728      8,989,971
LTC Properties, Inc., REIT                                121,691   $  2,492,232
Mack-California Realty Corp., REIT                        177,087      7,821,933
Maguire Properties, Inc., REIT                            104,160      3,333,120
National Health Investments, Inc., REIT                   101,270      2,800,115
Nationwide Health Properties, Inc., REIT                  173,744      3,952,676
New Plan Realty Trust, Inc., REIT                         423,151     10,104,846
Pan Pacific Retail Properties, Inc., REIT                 196,241     13,207,019
Pennsylvania Real Estate Investment Trust, REIT           108,009      3,988,772
Prentiss Properties Trust, REIT                           116,766      4,787,406
ProLogis, REIT                                            329,952     14,966,623
Public Storage, Inc., REIT                                354,830     25,050,998
Reckson Associates Realty Corp., REIT                     253,800      9,322,074
Senior Housing Properties Trust, REIT                     529,673      9,963,149
Simon Property Group, Inc., REIT                          705,763     54,562,538
Sovran Self Storage, Inc., REIT                            92,352      4,580,659
Taubman Centers, Inc., REIT                               225,881      7,910,353
The Macerich Company, REIT                                247,744     16,841,637
The Mills Corp., REIT                                     254,768     10,929,547
U-Store-It Trust, REIT                                    132,995      2,822,154
Ventas, Inc., REIT                                        555,816     17,524,878
Vornado Realty Trust, REIT                                407,989     34,821,861
                                                                    ------------
                                                                     593,961,212
                                                                    ------------
TOTAL COMMON STOCKS (Cost $597,557,721)                             $633,591,554
                                                                    ------------
REPURCHASE AGREEMENTS - 2.84%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $18,299,966 on
   12/01/2005, collateralized by
   $19,095,000 U.S. Treasury Notes,
   4.00% due 02/15/2014 (valued at
   $18,665,363, including interest) (c)               $18,299,000   $ 18,299,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $18,299,000)                                                  $ 18,299,000
                                                                    ------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES FUND)
   (COST $615,856,721) - 101.04%                                    $651,890,554
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.04)%                       (6,718,168)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $645,172,386
                                                                    ============

REAL RETURN BOND FUND

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------

U.S. TREASURY OBLIGATIONS - 92.60%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 92.60%
   0.875% due 04/15/2010 ***                         $ 65,447,470   $ 62,157,229
   1.875% due 07/15/2013 to 07/15/2015 ***             88,153,228     86,496,181
   2.00% due 07/15/2014 ***                           104,176,000    103,097,570
   2.375% due 01/15/2025 ***                           61,434,706     63,246,539

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
TREASURY INFLATION PROTECTED
SECURITIES (D) (CONTINUED)
   3.00% due 07/15/2012 ***                          $19,879,590   $ 20,983,066
   3.375% due 01/15/2007 ***                          11,497,391     11,602,937
   3.50% due 01/15/2011 ***                           39,489,100     42,216,296
   3.625% due 01/15/2008 ***                          41,115,290     42,321,448
   3.875% due 04/15/2029 ***                          66,877,840     87,957,401
                                                                   ------------
                                                                    520,078,667
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $525,142,537)                                                $520,078,667
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.45%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.56%
   5.50% due 03/01/2034 to 09/01/2035 ***             12,504,702     12,322,857
   5.50% TBA **                                        7,800,000      7,680,567
                                                                   ------------
                                                                     20,003,424

SMALL BUSINESS ADMINISTRATION - 0.89%
   4.504% due 02/01/2014 ***                           1,792,651      1,742,054
   4.88% due 11/01/2024 ***                            3,283,837      3,242,910
                                                                   ------------
                                                                      4,984,964
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,146,116)                                                 $ 24,988,388
                                                                   ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.54%
CANADA - 0.08%
Government of Canada
   3.00% due 12/01/2036 *** CAD                          417,992        471,041

GERMANY - 0.13%
Federal Republic of Germany
   zero coupon due 12/07/2005 *** EUR                    600,000        707,019

RUSSIA - 0.33%
Russian Federation, Series REGS
   5.00% due 03/31/2030 ***                          $ 1,300,000      1,456,260
   8.25% due 03/31/2010 ***                              400,000        426,160
                                                                   ------------
                                                                      1,882,420
                                                                   ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,038,350)                                                  $  3,060,480
                                                                   ------------

CORPORATE BONDS - 1.89%

BANKING - 0.03%
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***                           200,000        197,590

CRUDE PETROLEUM & NATURAL GAS - 0.08%
Pemex Project Funding Master Trust
   9.50% due 03/30/2018 ***                              350,000        444,500

FINANCIAL SERVICES - 1.78%
Ford Motor Credit Company
   6.875% due 02/01/2006 ***                           4,900,000      4,880,601
General Motors Acceptance Corp.
   4.50% due 07/15/2006 ***                          $ 5,300,000   $  5,104,387
                                                                   ------------
                                                                      9,984,988
                                                                   ------------
TOTAL CORPORATE BONDS (Cost $10,750,515)                           $ 10,627,078
                                                                   ------------
SHORT TERM INVESTMENTS - 2.87%
BNP Paribas Finance, Inc.
   4.305% due 02/28/2006 ***                         $ 8,100,000   $  8,013,792
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 02/28/2006 ***                      4,400,000      4,354,096
UBS Finance Delaware, Inc.
   4.22% due 03/02/2006 ***                              400,000        395,733
United States Treasury Bills
   zero coupon due 12/15/2005 ***                         30,000         29,959
   zero coupon due 12/15/2005 *** ****                   230,000        229,667
Westpac Banking Corp.
   4.30% due 02/21/2006 ***                            3,100,000      3,069,637
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $16,092,884)                                                 $ 16,092,884
                                                                   ------------

REPURCHASE AGREEMENTS - 1.00%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $5,595,295 on
   12/01/2005, collateralized by
   $5,795,000 U.S. Treasury Notes,
   4.25% due 11/15/2013 (valued at
   $5,708,075, including
   interest) (c)***                                  $ 5,595,000   $  5,595,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,595,000)                                                  $  5,595,000
                                                                   ------------
TOTAL INVESTMENTS (REAL RETURN BOND FUND)
   (COST $585,765,402) - 103.35%                                   $580,442,497
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.35)%                     (18,805,798)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $561,636,699
                                                                   ============

SMALL CAP FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ---------   ----------
COMMON STOCKS - 96.26%
ADVERTISING - 2.20%
Ventiv Health, Inc. *                                       168,100   $4,145,346

APPAREL & TEXTILES - 4.86%
Quiksilver, Inc. *                                          248,200    3,047,896
Warnaco Group, Inc. *                                       248,200    6,098,274
                                                                      ----------
                                                                       9,146,170

AUTO PARTS - 2.77%
LKQ Corp. *                                                 160,100    5,217,659

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
BANKING - 8.38%
Boston Private Financial Holdings, Inc.                   157,900   $  4,894,900
First Community Bancorp                                    64,700      3,348,872
Placer Sierra Bancshares                                  248,200      7,073,700
Tierone Corp.                                              15,500        464,535
                                                                    ------------
                                                                      15,782,007

BUSINESS SERVICES - 2.48%
Escala Group, Inc. *                                      182,000      3,012,100
Infocrossing, Inc. *                                      228,300      1,664,307
                                                                    ------------
                                                                       4,676,407

CHEMICALS - 3.89%
Arch Chemicals, Inc.                                      111,200      3,163,640
Cytec Industries, Inc.                                     92,000      4,166,680
                                                                    ------------
                                                                       7,330,320

COAL - 2.13%
James River Coal Company *                                 95,100      4,003,710

CONSTRUCTION MATERIALS - 1.86%
Clarcor, Inc.                                             118,300      3,509,961

COSMETICS & TOILETRIES - 4.96%
Intermediate Parfums, Inc.                                270,600      4,481,136
Playtex Products, Inc. *                                  346,400      4,849,600
                                                                    ------------
                                                                       9,330,736

CRUDE PETROLEUM & NATURAL GAS - 6.48%
Dresser-Rand Group, Inc. *                                168,800      3,742,296
Petroquest Energy, Inc. *                                 465,100      4,246,363
Spinnaker Exploration Company *                            64,600      4,216,442
                                                                    ------------
                                                                      12,205,101

DOMESTIC OIL - 1.54%
Forest Oil Corp. *                                         64,900      2,908,169

ELECTRICAL EQUIPMENT - 3.88%
Encore Wire Corp. *                                       171,900      4,092,939
Excel Technology, Inc. *                                  133,200      3,202,128
                                                                    ------------
                                                                       7,295,067

ELECTRONICS - 5.81%
Daktronics, Inc.                                          163,000      4,417,300
Trimble Navigation, Ltd. *                                142,800      4,652,424
X-Rite, Inc.                                              168,200      1,861,974
                                                                    ------------
                                                                      10,931,698

HEALTHCARE PRODUCTS - 7.24%
Cantel Medical Corp. *                                    230,300      4,216,793
Hologic, Inc. *                                            77,200      5,486,604
Inverness Medical Innovations, Inc. *                     163,300      3,919,200
                                                                    ------------
                                                                      13,622,597

INDUSTRIAL MACHINERY - 1.58%
Watts Industries, Inc., Class A                           103,000      2,975,670

INSURANCE - 6.31%
James River Group, Inc. *                                   5,400        101,304
National Interstate Corp. *                                96,081      1,752,517
Philadelphia Consolidated Holding Corp. *                  54,800      5,310,668
Scottish Re Group, Ltd.                                   187,000   $  4,718,010
                                                                    ------------
                                                                      11,882,499

INTERNET SERVICE PROVIDER - 2.84%
Avocent Corp. *                                           182,300      5,348,682

INTERNET SOFTWARE - 1.69%
Lionbridge Technologies, Inc. *                           490,000      3,185,000

LEISURE TIME - 3.27%
Gaylord Entertainment Company *                           142,100      6,147,246

MEDICAL-HOSPITALS - 1.88%
Lifepoint Hospitals, Inc. *                                93,200      3,546,260

MINING - 0.89%
Alpha Natural Resources, Inc. *                            69,600      1,671,792

PETROLEUM SERVICES - 0.25%
Hercules Offshore, Inc. *                                  17,300        465,024

PUBLISHING - 1.84%
Courier Corp.                                              98,500      3,466,215

RAILROADS & EQUIPMENT - 4.19%
Genesee & Wyoming, Inc., Class A *                        135,300      4,548,786
RailAmerica, Inc. *                                       307,400      3,347,586
                                                                    ------------
                                                                       7,896,372

RETAIL TRADE - 3.17%
Build A Bear Workshop, Inc. *                             133,000      3,790,500
Cost Plus, Inc. *                                         118,200      2,172,516
                                                                    ------------
                                                                       5,963,016

SANITARY SERVICES - 1.73%
Aqua America, Inc.                                         88,000      3,255,120

SOFTWARE - 8.14%
Hyperion Solutions Corp. *                                 66,800      3,537,060
Micromuse, Inc. *                                         258,600      1,916,226
Secure Computing Corp. *                                  471,600      6,479,784
Take-Two Interactive Software, Inc. *                     129,600      2,365,200
Transaction Systems Architects, Inc., Class A *            35,100      1,021,410
                                                                    ------------
                                                                      15,319,680
                                                                    ------------
TOTAL COMMON STOCKS (Cost $170,872,823)                             $181,227,524
                                                                    ------------

REPURCHASE AGREEMENTS - 3.90%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $7,331,387 on
   12/01/2005, collateralized by
   $7,470,000 U.S. Treasury Notes,
   4.125% due 08/15/2010 (valued at
   $7,479,338, including interest) (c)                 $7,331,000   $  7,331,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $7,331,000)                       $  7,331,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (SMALL CAP FUND)
   (COST $178,203,823) - 100.16%                                    $188,558,524
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%                         (294,736)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $188,263,788
                                                                    ============

SMALL CAP INDEX FUND

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS - 97.49%
ADVERTISING - 0.35%
aQuantive, Inc. *                                             2,661     $ 71,554
Marchex, Inc. *                                                 971       22,722
ValueClick, Inc. *                                            4,103       77,465
Ventiv Health, Inc. *                                         1,264       31,170
                                                                        --------
                                                                         202,911

AEROSPACE - 1.32%
AAR Corp. *                                                   1,536       32,164
ARGON ST, Inc. *                                                446       12,867
Armor Holdings, Inc. *                                        1,613       70,795
Aviall, Inc. *                                                1,573       48,291
BE Aerospace, Inc. *                                          2,694       47,199
Curtiss Wright Corp.                                          1,014       59,420
DRS Technologies, Inc.                                        1,274       62,936
EDO Corp.                                                       778       20,718
Esterline Technologies Corp. *                                1,181       48,551
GenCorp, Inc. *                                               2,568       46,892
HEICO Corp.                                                   1,112       25,387
Herley Industries, Inc. *                                       715       11,776
Innovative Solutions & Support, Inc. *                          677        9,986
Integral Systems, Inc.                                          612       13,250
K&F Industries Holdings, Inc. *                                 797       12,290
Moog, Inc., Class A *                                         1,605       47,010
MTC Technologies, Inc. *                                        496       16,254
Orbital Sciences Corp., Class A *                             2,632       31,742
Sequa Corp., Class A *                                          301       19,023
Teledyne Technologies, Inc. *                                 1,570       51,402
Triumph Group, Inc. *                                           750       28,462
United Industrial Corp.                                         483       20,986
Woodward Governor Company                                       468       38,221
                                                                        --------
                                                                         775,622

AGRICULTURE - 0.12%
Delta & Pine Land Company                                     1,736       40,900
Tejon Ranch Company *                                           420       17,367
The Andersons, Inc.                                             367       15,102
                                                                        --------
                                                                          73,369

AIR FREIGHT - 0.07%
ABX Air, Inc. *                                               2,861       21,457
ExpressJet Holdings, Inc. *                                   2,158       18,818
                                                                        --------
                                                                          40,275

AIR TRAVEL - 0.49%
Airtran Holdings, Inc. *                                      4,093       61,477
Alaska Air Group, Inc. *                                      1,284       45,235
Continental Airlines, Inc., Class B *                         3,161       49,217
Frontier Airlines, Inc. *                                     1,759       14,353
Mesa Air Group, Inc. *                                        1,510       15,523
Republic Airways Holdings, Inc. *                               758     $ 11,014
SkyWest, Inc.                                                 2,716       80,665
World Air Holdings, Inc. *                                    1,176       12,372
                                                                        --------
                                                                         289,856

ALUMINUM - 0.12%
Aleris International Inc. *                                   1,448       48,146
Century Aluminum Company *                                    1,088       25,155
                                                                        --------
                                                                          73,301

AMUSEMENT & THEME PARKS - 0.02%
Great Wolf Resorts, Inc. *                                    1,286       12,500

APPAREL & TEXTILES - 1.28%
Brown Shoe, Inc.                                                881       36,253
Carter's, Inc. *                                                870       53,200
Cherokee, Inc.                                                  426       14,718
Deckers Outdoor Corp. *                                         517       11,906
Dixie Group, Inc. *                                             628        8,792
Ellis Perry International, Inc. *                               545       10,971
G & K Services, Class A                                         940       36,040
Goodys Family Clothing, Inc.                                  1,020        9,537
Guess, Inc. *                                                   769       26,054
Hartmarx Corp. *                                              1,357        9,960
Interface, Inc., Class A *                                    2,226       18,543
Joseph A. Bank Clothiers, Inc. *                                645       32,256
Kellwood Company                                              1,331       30,773
K-Swiss, Inc., Class A                                        1,203       37,570
Maidenform Brands, Inc. *                                       681        8,758
Movado Group, Inc.                                              958       17,675
Oakley, Inc.                                                  1,172       18,846
Oxford Industries, Inc.                                         675       38,083
Phillips Van Heusen Corp.                                     1,539       52,157
Russell Corp.                                                 1,606       25,423
Skechers United States of America, Inc., Class A *            1,107       16,561
Stage Stores, Inc.                                            1,315       39,332
Stride Rite Corp.                                             1,867       25,653
The Gymboree Corp. *                                          1,515       34,178
Unifirst Corp.                                                  470       14,523
Warnaco Group, Inc. *                                         2,209       54,275
Wellman, Inc.                                                 1,631       12,640
Wolverine World Wide, Inc.                                    2,751       59,752
                                                                        --------
                                                                         754,429

AUTO PARTS - 0.77%
Accuride Corp. *                                                559        7,267
Aftermarket Technology Corp. *                                1,061       21,750
American Axle & Manufacturing Holdings, Inc.                  2,003       42,584
Arvinmeritor, Inc.                                            3,296       43,837
Commercial Vehicle Group, Inc. *                                717       14,189
CSK Auto Corp. *                                              2,182       33,821
Federal Signal Corp.                                          2,325       37,990
Hayes Lemmerz International, Inc. *                           1,923        5,846
Keystone Automotive Industries, Inc. *                          770       21,560

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
AUTO PARTS (CONTINUED)
LKQ Corp. *                                                     672     $ 21,900
Modine Manufacturing Company                                  1,642       54,662
Noble International, Ltd.                                       440        9,909
Pep Boys - Manny, Moe & Jack                                  2,626       37,683
Standard Motor Products, Inc., Class A                          804        7,148
Strattec Security Corp. *                                       234       11,361
Superior Industries International, Inc.                       1,069       24,384
Titan International, Inc.                                       779       13,430
Visteon Corp. *                                               6,063       40,986
                                                                        --------
                                                                         450,307

AUTO SERVICES - 0.14%
Dollar Thrifty Automotive Group, Inc. *                       1,187       44,513
Lithia Motors, Inc., Class A                                    762       21,755
Midas, Inc. *                                                   831       15,689
                                                                        --------
                                                                          81,957

AUTOMOBILES - 0.24%
Americas Car Mart, Inc. *                                       548        8,834
Monaco Coach Corp.                                            1,267       18,789
Monro Muffler Brake, Inc.                                       545       16,819
Rush Enterprises, Inc., Class A *                             1,064       16,290
Tenneco Automotive, Inc. *                                    2,057       35,730
United Auto Group, Inc.                                       1,268       45,166
                                                                        --------
                                                                         141,628

BANKING - 9.63%
1st Source Corp.                                                620       15,667
ABC Bancorp                                                     780       15,694
Alabama National BanCorp                                        664       44,023
Amcore Financial, Inc.                                        1,024       32,020
Amegy Bancorp, Inc.                                           3,293       78,637
Americanwest BanCorp *                                          665       15,328
Ames National Corp.                                             487       13,509
Anchor BanCorp Wisconsin, Inc.                                1,115       34,453
Arrow Financial Corp.                                           667       18,776
BancorpSouth, Inc.                                            3,652       82,937
Bank Granite Corp.                                              842       16,166
Bank Mutual Corp.                                             2,832       29,963
Bank of the Ozarks, Inc.                                        595       22,074
BankAtlantic Bancorp, Inc., Class A                           2,092       29,162
BankFinancial Corp. *                                         1,358       19,976
BankUnited Financial Corp., Class A                           1,268       32,321
Banner Corp.                                                    614       19,366
Berkshire Hill Bancorp, Inc.                                    491       16,002
BFC Financial Corp. *                                         1,445        8,193
Boston Private Financial Holdings, Inc.                       1,341       41,571
Brookline Bancorp, Inc.                                       3,012       42,349
Camden National Corp.                                           456       16,275
Capital City Bank Group, Inc.                                   608       23,384
Capital Corp of the West                                        508       17,556
Capital Crossing Bank *                                         369       12,099
Capitol Bancorp, Ltd.                                           639       23,873
Cardinal Financial Corp.                                      1,385       15,166
Cascade Bancorp                                                 925     $ 21,774
Cathay General Bancorp, Inc.                                  2,144       81,472
Center Financial Corp.                                          585       14,683
Central Coast Bancorp *                                         684       16,840
Central Pacific Financial Corp.                               1,449       53,033
Chemical Financial Corp.                                      1,238       40,012
Chittenden Corp.                                              2,198       65,434
Citizens & Northern Corp.                                       489       13,668
Citizens Banking Corp.                                        2,049       60,630
City Bank Lynwood Washington                                    483       16,639
Coastal Financial Corp.                                       1,014       13,618
CoBiz, Inc.                                                     831       15,806
Columbia Bancorp                                                357       14,712
Columbia Banking System, Inc.                                   818       23,599
Commercial Federal Corp.                                      1,800       61,992
Community Bank Systems, Inc.                                  1,462       35,176
Community Banks, Inc.                                         1,085       31,834
Community Trust Bancorp, Inc.                                   771       25,366
Corus Bankshares, Inc.                                          878       51,609
CVB Financial Corp.                                           2,263       45,577
Digital Insight Corp. *                                       1,642       54,383
Dime Community Bancorp, Inc.                                  1,359       20,127
Doral Financial Corp.                                         4,012       40,521
Enterprise Financial Services Corp.                             511       11,554
F.N.B. Corp.                                                  2,725       49,949
Fidelity Bankshares, Inc.                                     1,081       33,716
First BanCorp Puerto Rico                                     3,199       38,708
First Bancorp                                                   743       16,368
First Charter Corp.                                           1,468       36,759
First Citizens Bancshares, Inc.                                 283       53,054
First Commonwealth Financial Corp.                            3,392       45,758
First Community Bancorp                                         636       32,919
First Community Bancshares, Inc.                                568       17,540
First Defiance Financial Corp.                                  463       12,955
First Financial BanCorp                                       1,697       32,667
First Financial Bankshares, Inc.                                901       33,508
First Financial Corp.                                           733       20,070
First Financial Holdings, Inc.                                  696       21,256
First Indiana Corp.                                             564       19,712
First Merchants Corp.                                           977       25,275
First Midwest Bancorp, Inc.                                   2,152       80,549
First Niagara Financial Group, Inc.                           5,430       78,681
First Place Financial Corp.                                     819       19,541
First Republic Bank                                           1,023       39,662
First State Bancorporation                                      828       20,485
FirstFed Financial Corp. *                                      787       41,192
Flagstar Bancorp, Inc.                                        1,635       24,639
Flushing Financial Corp.                                      1,093       18,362
Franklin Bank Corp. *                                         1,073       19,850
Frontier Financial Corp.                                      1,192       38,597
GB&T Bancshares, Inc.                                           753       16,950
Glacier Bancorp, Inc.                                         1,506       49,578

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
Gold Banc Corp., Inc.                                       1,971     $   35,675
Great Southern Bancorp, Inc.                                  577         17,547
Greater Bay Bancorp                                         2,414         64,309
Greenhill & Company, Inc.                                     568         31,178
Hancock Holding Company                                     1,278         49,177
Hanmi Financial Corp.                                       1,891         35,229
Harleysville National Corp.                                 1,349         28,491
Heritage Commerce Corp. *                                     717         15,745
Horizon Financial Corp.                                       686         15,538
Hudson United Bancorp                                       2,078         87,484
IBERIABANK Corp.                                              489         26,851
Independent Bank Corp. - MA                                   799         23,355
Independent Bank Corp. - MI                                 1,113         32,466
Integra Bank Corp.                                            866         18,576
Interchange Financial Services Corp.                        1,028         18,494
Irwin Financial Corp.                                         893         20,200
KNBT Bancorp, Inc.                                          1,637         26,830
Lakeland Bancorp, Inc.                                      1,096         16,604
Lakeland Financial Corp.                                      405         17,597
Macatawa Bank Corp.                                           535         20,405
MAF Bancorp, Inc.                                           1,531         65,175
Main Street Banks, Inc.                                       784         21,772
MainSource Financial Group, Inc.                              778         14,074
MB Financial, Inc.                                          1,074         40,339
MBT Financial Corp.                                           887         15,877
Mercantile Bankcorp                                           440         17,600
Mid-State Bancshares                                        1,123         31,343
Midwest Banc Holdings, Inc.                                   696         15,723
Nara Bancorp, Inc.                                            960         17,971
National Penn Bancshares, Inc.                              2,120         43,651
Netbank, Inc.                                               2,331         17,226
Newalliance Bancshares, Inc.                                5,346         79,869
Northern Empire Bancshares *                                  486         13,049
Northwest Bancorp, Inc.                                       959         21,223
Old National Bancorp                                        3,222         70,562
Old Second Bancorp, Inc.                                      733         24,328
Omega Financial Corp.                                         706         20,707
Oriental Financial Group, Inc.                              1,064         14,141
Pacific Capital Bancorp                                     2,166         80,835
Park National Corp.                                           578         60,719
Partners Trust Financial Group, Inc.                        2,446         29,352
Peapack Gladstone Financial Corp.                             558         15,953
Pennfed Financial Services, Inc.                              575         11,063
Peoples Bancorp, Inc.                                         561         16,280
PFF Bancorp, Inc.                                             945         28,870
PremierWest Bancorp *                                         796         11,104
PrivateBancorp, Inc.                                          810         29,881
Prosperity Bancshares, Inc.                                 1,026         31,396
Provident Bankshares Corp.                                  1,568         55,884
Provident Finacial Services                                 3,415         61,436
Provident New York Bancorp                                  2,037         23,609
R & G Financial Corp., Class B                              1,374         17,491
Renasant Corp.                                                602     $   19,120
Republic Bancorp, Inc.                                      3,725         46,260
S & T Bancorp, Inc.                                         1,304         50,126
S.Y. Bancorp, Inc.                                            744         17,759
Sandy Spring Bancorp, Inc.                                    768         28,447
SCBT Financial Corp.                                          548         18,265
Seacoast Banking Corp. of Florida                             695         16,875
Security Bank Corp.                                           617         15,388
Signature Bank *                                              564         16,238
Simmons First National Corp., Class A                         766         21,463
Southwest Bancorp, Inc.                                       742         16,747
State Bancorp, Inc.                                           675         12,400
Sterling Bancorp                                            1,031         20,581
Sterling Bancshares, Inc.                                   2,197         34,251
Sterling Financial Corp., Pennsylvania                      1,287         27,272
Sterling Financial Corp., Washington                        1,642         42,856
Suffolk Bancorp                                               577         19,203
Summit Bankshares, Inc.                                       741         13,605
Susquehanna Bancshares, Inc.                                2,216         54,336
SVB Financial Group *                                       1,668         80,214
Texas Capital Bancshares, Inc. *                            1,100         26,554
Texas Regional Bancshares, Inc., Class A                    1,950         56,842
Tierone Corp.                                                 914         27,393
Tompkins Trustco, Inc.                                        371         16,769
Trico Bancshares                                              677         16,031
TrustCo Bank Corp.                                          3,656         47,455
Trustmark Corp.                                             2,227         63,692
U.S.B. Holding Company, Inc.                                  629         13,712
UCBH Holdings, Inc.                                         4,311         76,046
Umpqua Holdings Corp.                                       2,136         56,433
Union Bankshares Corp.                                        476         22,929
United Bankshares, Inc.                                     1,768         66,813
United Community Banks, Inc.                                1,534         43,796
Univest Corp. of Pennsylvania                                 616         15,807
Unizan Financial Corp.                                      1,122         29,542
Vineyard National Bancorp Company                             470         13,710
Virginia Commerce Bancorp, Inc. *                             550         16,159
Virginia Financial Group, Inc.                                459         17,258
W Holding Company, Inc.                                     5,079         41,902
Washington Trust Bancorp, Inc.                                654         18,332
Wesbanco, Inc.                                              1,114         35,648
West Bancorp., Inc.                                         1,000         19,490
West Coast Bancorp                                            798         21,027
Westamerica Bancorporation                                  1,550         84,692
Western Sierra Bancorp *                                      439         15,374
Wilshire Bancorp, Inc.                                        831         14,135
Wintrust Financial Corp.                                    1,122         63,034
Yardville National Bancorp                                    517         18,048
                                                                      ----------
                                                                       5,655,182

BIOTECHNOLOGY - 1.90%
Aastrom Biosciences, Inc. *                                 4,960         10,763

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY (CONTINUED)
Applera Corp. - Celera Genomics Group *                     3,479     $   43,209
Arena Pharmaceuticals, Inc. *                               1,717         18,509
Arqule, Inc. *                                              1,604         11,116
Bio Reference Labs, Inc. *                                    550          9,977
Bio-Rad Laboratories, Inc., Class A *                         835         48,781
Cell Therapeutics, Inc. *                                   3,253          6,831
Cotherix, Inc. *                                              624          7,744
deCODE genetics, Inc. *                                     2,615         21,704
Digene Corp. *                                                715         19,605
Discovery Laboratories, Inc. *                              2,605         17,506
Exelixis, Inc. *                                            3,969         32,070
Genitope Corp. *                                            1,222          9,703
Geron Corp. *                                               3,014         27,066
Human Genome Sciences, Inc. *                               6,138         56,776
ICOS Corp. *                                                3,013         85,840
Integra LifeSciences Holdings Corp. *                         980         35,809
Intermune, Inc. *                                           1,215         17,557
Keryx Biopharmaceuticals, Inc. *                            1,317         18,293
Lexicon Genetics, Inc. *                                    3,176         12,005
Martek Biosciences Corp. *                                  1,480         38,791
Medarex, Inc. *                                             5,248         54,894
MGI Pharma, Inc. *                                          3,626         71,577
Molecular Devices Corp. *                                     863         23,172
Momenta Pharmaceuticals, Inc. *                               442          9,768
Monogram Biosciences, Inc. *                                6,036         10,804
Myogen, Inc. *                                                971         21,110
Myriad Genetics, Inc. *                                     1,460         28,047
Nabi Biopharmaceuticals *                                   2,795          8,972
Nektar Therapeutics *                                       4,014         67,515
Neurocrine Biosciences, Inc. *                              1,726        102,732
Orchid Cellmark, Inc. *                                     1,278          8,588
PRA International *                                           540         14,980
Progenics Pharmaceuticals, Inc. *                             960         25,411
Serologicals Corp. *                                        1,638         32,891
StemCells, Inc. *                                           2,993         12,571
Tanox, Inc. *                                               1,174         19,500
Telik, Inc. *                                               2,473         41,497
Trimeris, Inc. *                                              879          9,616
                                                                      ----------
                                                                       1,113,300

BROADCASTING - 0.66%
Citadel Broadcasting Corp.                                  2,070         27,904
Cox Radio, Inc., Class A *                                  1,858         27,517
Cumulus Media, Inc., Class A *                              2,723         33,629
Emmis Communications Corp., Class A *                       1,525         31,781
Entercom Communications Corp. *                             1,692         53,890
Entravision Communications Corp., Class A *                 3,683         27,586
Gray Television, Inc.                                       2,118         18,893
Journal Communications, Inc.                                1,367         18,468
Mediacom Communications Corp., Class A *                    3,010         15,682
Radio One, Inc., Class D *                                  3,952         43,709
Regent Communications, Inc. *                               1,998          9,970
Saga Communications, Inc., Class A *                        1,029     $   12,780
Salem Communications Corp., Class A *                         636         12,148
Sinclair Broadcast Group, Inc., Class A                     2,231         21,462
Spanish Broadcasting System, Inc., Class A *                1,961          9,452
World Wrestling Entertainment, Inc., Class A                1,095         14,793
WorldSpace, Inc. *                                            633          6,919
                                                                      ----------
                                                                         386,583

BUILDING MATERIALS & CONSTRUCTION - 1.22%
Apogee Enterprises, Inc.                                    1,377         21,302
Beacon Roofing Supply, Inc. *                                 792         21,558
Builders FirstSource, Inc. *                                  588         11,701
Corrections Corp. of America *                              1,840         81,751
Dycom Industries, Inc. *                                    2,303         47,050
Eagle Materials, Inc.                                         863         99,159
ElkCorp                                                       955         32,642
Griffon Corp. *                                             1,379         33,592
Hughes Supply, Inc.                                         3,115        120,675
Infrasource Services, Inc. *                                  645          7,566
Interline Brands, Inc. *                                      625         13,350
Lennox International, Inc.                                  2,346         68,527
Levitt Corp., Class A                                         808         17,477
LSI Industries, Inc.                                          992         17,856
NCI Building Systems, Inc. *                                  977         42,636
Perini Corp. *                                                963         24,942
Trex Company, Inc. *                                          570         13,036
WCI Commmunities, Inc. *                                    1,629         41,833
                                                                      ----------
                                                                         716,653

BUSINESS SERVICES - 4.88%
ABM Industries, Inc.                                        1,907         41,096
Acxiom Corp.                                                4,145         91,936
Administaff, Inc.                                             927         41,761
ADVO, Inc.                                                  1,494         40,771
AMERCO, Inc. *                                                492         34,794
Arbitron, Inc.                                              1,492         57,591
Banta Corp.                                                 1,168         58,984
BearingPoint, Inc. *                                        8,608         62,666
Black Box Corp.                                               804         37,555
Bowne & Company, Inc.                                       1,634         24,167
Bright Horizons Family Solutions, Inc. *                    1,296         45,852
Catalina Marketing Corp.                                    2,353         62,284
CDI Corp.                                                     612         17,283
Central Parking Corp.                                         982         13,738
Clark, Inc.                                                   838         11,841
Coinstar, Inc. *                                            1,227         29,816
Compucredit Corp. *                                           924         36,101
COMSYS IT Partners, Inc. *                                    676          8,450
CoStar Group, Inc. *                                          782         36,707
CRA International, Inc. *                                     537         23,907
CSG Systems International, Inc. *                           2,385         57,240
DiamondCluster International, Inc., Class A *               1,466          9,294
eFunds Corp. *                                              2,152         44,310

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Electro Rent Corp. *                                           946    $   13,225
Ennis Business Forms, Inc.                                   1,277        22,667
Entrust Technologies, Inc. *                                 3,073        15,365
Euronet Worldwide, Inc. *                                    1,480        39,990
Exponent, Inc. *                                               467        12,772
FactSet Research Systems, Inc.                               1,611        62,378
Forrester Research, Inc. *                                     657        12,246
FTI Consulting, Inc. *                                       2,035        57,713
Gartner Group, Inc., Class A *                               2,641        35,601
Geo Group, Inc. *                                              532        13,007
Gevity HR, Inc.                                              1,308        37,056
GSI Commerce, Inc. *                                         1,544        25,692
Healthcare Services Group, Inc.                              1,295        27,519
Heidrick & Struggles International, Inc. *                     939        31,034
Hudson Highland Group, Inc. *                                1,146        28,937
Huron Consulting Group, Inc. *                                 347         8,279
Infocrossing, Inc. *                                         1,081         7,880
Informatica Corp. *                                          4,111        46,208
Insight Enterprises, Inc. *                                  2,325        48,430
Intervoice Brite, Inc. *                                     1,843        15,942
Jackson Hewitt Tax Service, Inc.                             1,776        42,695
John H. Harland Company                                      1,295        48,951
Kanbay International, Inc. *                                 1,198        19,839
Kelly Services, Inc., Class A                                  899        24,992
Kforce, Inc. *                                               1,590        19,732
Korn/Ferry International *                                   1,621        27,914
Labor Ready, Inc. *                                          2,511        55,443
LECG Corp. *                                                   741        12,108
MAXIMUS, Inc.                                                  905        32,942
McGrath Rentcorp                                               995        28,447
MPS Group, Inc. *                                            4,887        61,430
Navigant Consulting Company *                                2,320        47,351
NCO Group, Inc. *                                            1,543        26,601
Paxar Corp. *                                                1,683        32,196
Perot Systems Corp., Class A *                               3,854        53,571
PHH Corp. *                                                  2,456        70,880
Pre-Paid Legal Services, Inc.                                  466        19,828
Quest Software, Inc. *                                       3,034        47,786
Rent-Way, Inc. *                                             1,437         9,412
Resource America, Inc.                                         832        13,928
Resources Connection, Inc. *                                 2,243        65,137
Rollins, Inc.                                                1,389        28,266
Scansource, Inc. *                                             604        35,811
Seachange International, Inc. *                              1,327        10,205
SFBC International, Inc. *                                     867        18,285
Sirva, Inc. *                                                1,145         8,862
Sonicwall, Inc. *                                            2,565        19,058
Sotheby's Holdings, Inc., Class A *                          1,754        33,379
Source Interlink Companies *                                 1,598        17,546
SOURCECORP, Inc. *                                             782        20,379
Spherion Corp. *                                             2,963        29,037
StarTek, Inc.                                                  631        10,481
TALX Corp.                                                     899    $   37,084
Teletech Holdings, Inc. *                                    1,710        21,255
TETRA Technologies, Inc. *                                   2,464        38,438
Tyler Technologies, Inc. *                                   1,798        15,733
URS Corp. *                                                  1,917        80,744
Valassis Communications, Inc. *                              2,350        71,487
Viad Corp.                                                   1,091        33,221
Volt Information Sciences, Inc. *                              423         8,329
Watson Wyatt & Company Holdings                              1,560        41,995
Wind River Systems, Inc. *                                   3,370        46,439
Wireless Facilities, Inc. *                                  2,726        15,102
Zhone Technologies, Inc. *                                   5,359        11,843
                                                                      ----------
                                                                       2,864,247

CABLE AND TELEVISION - 0.22%
Charter Communications, Inc., Class A *                     14,945        17,785
Insight Communications Company, Inc., Class A *              2,440        28,402
Lin TV Corp. *                                               1,377        18,011
LodgeNet Entertainment Corp. *                                 924        12,668
Superior Essex, Inc. *                                         897        16,908
Time Warner Telecom, Inc., Class A *                         2,404        22,598
TiVo, Inc. *                                                 2,748        14,784
                                                                      ----------
                                                                         131,156

CELLULAR COMMUNICATIONS - 0.33%
Dobson Communications Corp., Class A *                       5,284        38,943
Novatel Wireless, Inc *                                      1,382        18,823
RF Micro Devices, Inc. *                                     8,823        50,115
Syniverse Holdings, Inc. *                                     840        16,246
UbiquiTel, Inc. *                                            3,611        35,315
USA Mobility, Inc. *                                         1,271        34,698
                                                                      ----------
                                                                         194,140

CHEMICALS - 1.32%
A. Schulman, Inc.                                            1,483        30,980
Albany Molecular Research, Inc. *                            1,144        14,003
American Vanguard Corp.                                        549        12,654
Arch Chemicals, Inc.                                         1,144        32,547
Balchem Corp.                                                  443        12,218
Cabot Microelectronics Corp. *                               1,176        36,374
Calgon Carbon Corp.                                          1,834        10,564
Cambrex Corp.                                                1,276        23,032
CF Industries Holdings, Inc.                                 1,955        30,205
Ferro Corp.                                                  1,976        37,346
Georgia Gulf Corp.                                           1,612        44,910
Glenayre Technologies, Inc. *                                3,297        10,353
H.B. Fuller Company                                          1,361        42,164
Hercules, Inc. *                                             5,336        62,751
MacDermid, Inc.                                              1,455        41,336
Minerals Technologies, Inc.                                    964        54,582
Newmarket Corp. *                                              853        18,698
Octel Corp.                                                    747        11,563
Olin Corp.                                                   3,342        64,333

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CHEMICALS (CONTINUED)
OM Group, Inc. *                                             1,360    $   21,461
Pioneer Companies, Inc. *                                      578        14,352
Polyone Corp. *                                              4,394        25,353
Rockwood Holdings, Inc. *                                      961        17,529
Terra Industries, Inc. *                                     4,383        26,342
UAP Holding Corp.                                            1,583        30,045
Valence Technology, Inc. *                                   2,341         4,635
W. R. Grace & Company *                                      3,179        27,625
Westlake Chemical Corp.                                        630        17,653
                                                                      ----------
                                                                         775,608

COAL - 0.11%
Foundation Coal Holdings, Inc.                               1,111        39,518
James River Coal Company *                                     620        26,102
                                                                      ----------
                                                                          65,620

COLLEGES & UNIVERSITIES - 0.20%
Corinthian Colleges, Inc. *                                  4,310        52,194
DeVry, Inc. *                                                2,755        63,971
                                                                      ----------
                                                                         116,165

COMMERCIAL SERVICES - 0.40%
CBIZ, Inc. *                                                 3,043        19,049
Cenveo, Inc. *                                               2,332        30,106
Chemed Corp.                                                 1,202        60,941
Color Kinetics, Inc. *                                         678        10,489
Morningstar, Inc. *                                            407        13,044
Odyssey Marine Exploration, Inc. *                           2,033         6,404
Providence Service Corp. *                                     502        14,668
TNS, Inc. *                                                    530         9,567
Vertrue, Inc. *                                                393        14,199
Waste Services, Inc. *                                       3,159        11,183
Wright Express Corp. *                                       1,904        46,382
                                                                      ----------
                                                                         236,032

COMPUTERS & BUSINESS EQUIPMENT - 2.89%
3Com Corp. *                                                18,034        65,283
3D Systems Corp. *                                             612        10,887
ADE Corp. *                                                    495        11,682
Advanced Digital Information Corp. *                         3,045        31,972
Agilysys, Inc.                                               1,448        27,584
Anteon International Corp. *                                 1,307        56,031
Applied Films Corp. *                                          751        15,043
Benchmark Electronics, Inc. *                                1,946        59,645
Brocade Communications Systems, Inc. *                      12,675        55,390
Brooks Automation, Inc. *                                    3,544        45,576
Cogent, Inc. *                                               1,120        26,454
Cyberguard Corp. *                                           1,070        10,144
Digi International, Inc. *                                   1,186        15,276
Dot Hill Systems Corp. *                                     2,151        14,240
Echelon Corp. *                                              1,484        12,243
Electronics For Imaging, Inc. *                              2,549        71,194
Extreme Networks, Inc. *                                     5,787        28,472
Falconstor Software, Inc. *                                  1,264         9,594
FileNET Corp. *                                              1,940        52,264
Foundry Networks, Inc. *                                     5,757    $   79,965
Gateway, Inc. *                                             12,189        37,055
Henry, Jack & Associates, Inc.                               3,416        65,382
Hypercom Corp. *                                             2,582        16,008
InPhonic, Inc. *                                               799         9,436
Intergraph Corp. *                                           1,336        64,155
Ixia *                                                       1,554        21,414
Komag, Inc. *                                                1,358        47,448
Kronos, Inc. *                                               1,514        71,658
Lexar Media, Inc. *                                          3,792        32,346
Maxtor Corp. *                                              11,933        48,448
Merge Technologies, Inc. *                                     877        25,030
Micros Systems, Inc. *                                       1,792        86,572
Mobility Electronics, Inc. *                                 1,318        14,814
MTS Systems Corp.                                              934        32,942
Multi-Fineline Electronix, Inc. *                              378        13,986
Ness Technologies, Inc. *                                      977         9,760
Netscout Systems, Inc. *                                     1,301         7,260
Palm, Inc. *                                                 1,966        55,795
Phoenix Technology, Ltd. *                                   1,382         8,748
Plexus Corp. *                                               2,038        43,817
Quantum Corp. *                                              8,752        26,168
Radiant Systems, Inc. *                                      1,167        15,206
RadiSys Corp. *                                                983        17,989
Rimage Corp. *                                                 504        14,440
SI International, Inc. *                                       490        13,303
Silicon Storage Technology, Inc. *                           4,178        23,021
Sonic Solutions *                                            1,161        17,879
Standard Microsystems Corp. *                                  985        29,451
Stratasys, Inc. *                                              534        12,661
Sykes Enterprises, Inc. *                                    1,245        17,181
Synaptics, Inc. *                                            1,052        28,309
Trident Microsystems, Inc. *                                 2,376        44,764
Witness Systems, Inc. *                                      1,299        26,045
                                                                      ----------
                                                                       1,697,430

CONSTRUCTION & MINING EQUIPMENT - 0.53%
A.S.V., Inc. *                                                 848        21,217
Astec Industries, Inc. *                                       749        20,994
Bucyrus International, Inc., Class A                           954        44,743
Carbo Ceramics, Inc.                                           927        54,674
Dril-Quip, Inc. *                                              337        17,187
Gulf Islands Fabrication, Inc.                                 529        13,146
Kaman Corp., Class A                                         1,063        20,420
Layne Christensen Company *                                    501        11,107
Parker Drilling Company *                                    4,544        43,077
Washington Group International, Inc. *                       1,219        63,035
                                                                      ----------
                                                                         309,600

CONSTRUCTION MATERIALS - 1.07%
Ameron International Corp.                                     428        19,239
Applied Industrial Technologies, Inc.                        1,436        45,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS (CONTINUED)
Clarcor, Inc.                                                 2,442   $   72,454
Comfort Systems USA, Inc.                                     1,965       18,451
EMCOR Group, Inc. *                                             722       51,081
Granite Construction, Inc.                                    1,631       60,543
JLG Industries, Inc.                                          2,385      108,518
Regal-Beloit Corp.                                            1,157       40,831
Simpson Manufacturing, Inc.                                   1,715       70,281
Standex International Corp.                                     685       19,002
Trinity Industries, Inc.                                      1,930       80,365
Universal Forest Products, Inc.                                 753       43,267
                                                                      ----------
                                                                         629,912

CONTAINERS & GLASS - 0.50%
Graphic Packaging Corp. *                                     3,160        8,595
Greif, Inc., Class A                                            731       43,896
Jarden Corp. *                                                2,544       83,062
Longview Fibre Company                                        2,408       51,194
Mobile Mini, Inc. *                                             710       35,500
Silgan Holdings, Inc.                                         1,059       37,372
West Pharmaceutical Services, Inc.                            1,472       36,756
                                                                      ----------
                                                                         296,375

COSMETICS & TOILETRIES - 0.28%
Chattem, Inc. *                                                 849       26,973
Elizabeth Arden, Inc. *                                       1,247       23,743
Nature's Sunshine Products, Inc.                                589       10,843
Nu Skin Enterprises, Inc., Class A                            2,667       46,352
Parlux Fragrances, Inc. *                                       325        9,354
Playtex Products, Inc. *                                      1,968       27,552
Revlon, Inc., Class A *                                       7,015       17,538
                                                                      ----------
                                                                         162,355

CRUDE PETROLEUM & NATURAL GAS - 1.12%
Bois d'Arc Energy, Inc. *                                       644       10,149
Cabot Oil & Gas Corp., Class A                                2,289       96,619
Cascade Natural Gas Corp.                                       839       17,023
Cimarex Energy Company *                                      3,790      147,469
Edge Petroleum Corp. *                                          833       20,375
Endeavour International Corp. *                               2,845       10,242
FX Energy, Inc. *                                             1,714       19,642
Gasco Energy, Inc. *                                          3,083       21,026
Goodrich Petroleum Corp. *                                      505       11,560
Harvest Natural Resources, Inc. *                             1,819       16,698
Hydril *                                                        902       57,818
Parallel Petroleum Corp. *                                    1,644       26,978
Petroquest Energy, Inc. *                                     1,953       17,831
Spinnaker Exploration Company *                               1,175       76,692
Swift Energy Company *                                        1,331       61,479
Toreador Resources Corp. *                                      686       15,634
Tri-Valley Corp. *                                            1,166       11,707
W&T Offshore, Inc.                                              578       16,907
                                                                      ----------
                                                                         655,849

DOMESTIC OIL - 2.03%
Atlas America, Inc. *                                           583       32,963
Berry Petroleum Company, Class A                                808   $   46,096
Brigham Exploration Company *                                 1,250       15,300
Carrizo Oil & Gas, Inc. *                                       946       23,962
Comstock Resources, Inc. *                                    1,912       58,641
Delta Petroleum Corp. *                                       1,454       23,409
Encore Aquisition Company *                                   2,316       71,889
Energy Partners, Ltd. *                                       1,574       36,422
Frontier Oil Corp.                                            2,578       97,139
Giant Industries, Inc. *                                        680       36,482
Holly Corp.                                                   1,029       62,584
Houston Exploration Company *                                 1,333       72,862
KCS Energy, Inc. *                                            2,341       61,217
Maverick Tube Corp. *                                         2,017       76,747
McMoran Exploration Company *                                 1,017       18,408
Meridian Resource Corp. *                                     4,159       17,135
Oil States International, Inc. *                              1,910       65,054
Remington Oil Gas Corp. *                                     1,100       36,806
St. Mary Land & Exploration Company                           2,686       95,675
Stone Energy Corp. *                                          1,114       49,462
Syntroleum Corp. *                                            1,867       15,067
TETRA Technologies, Inc. *                                    1,610       47,173
Warren Resources, Inc. *                                      1,035       16,239
Whiting Petroleum Corp. *                                     1,397       57,906
Williams Clayton Energy, Inc. *                                 295       11,231
World Fuel Services Corp.                                     1,279       43,934
                                                                      ----------
                                                                       1,189,803

DRUGS & HEALTH CARE - 2.47%
1 800 Contacts *                                                520        5,663
Abaxis, Inc. *                                                  996       16,524
Abiomed, Inc. *                                               1,039        9,081
Acadia Pharmaceuticals, Inc. *                                  872        7,647
Alpharma, Inc., Class A                                       1,867       49,326
Antigenics, Inc. *                                            1,515        8,287
Ariad Pharmaceuticals, Inc. *                                 2,908       17,942
Arrow International, Inc.                                     1,013       30,218
Beverly Enterprises, Inc. *                                   5,159       61,495
Bioenvision, Inc. *                                           1,988       10,894
Biomarin Pharmaceutical, Inc. *                               3,501       34,100
Candela Corp. *                                               1,223       17,611
Cell Genesys, Inc. *                                          2,268       13,200
CNS, Inc.                                                       690       15,870
Conmed Corp. *                                                1,419       32,055
Conor Medsystems, Inc. *                                        406        8,027
Curagen Corp. *                                               2,329        9,595
Curis, Inc. *                                                 2,489        9,732
CV Therapeutics, Inc. *                                       2,049       50,672
Datascope Corp.                                                 589       20,674
Dendreon Corp. *                                              2,829       16,719
Diversa Corp. *                                               1,260        6,451
DOV Pharmaceutical, Inc. *                                    1,111       16,043
Durect Corp., Inc. *                                          1,766        9,254

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
DRUGS & HEALTH CARE (CONTINUED)
Enzo Biochem, Inc. *                                         1,334    $   18,196
Enzon Pharmaceuticals, Inc. *                                2,150        14,598
Gentiva Health Services, Inc. *                              1,174        19,265
Healthextras, Inc. *                                         1,006        22,756
IDX Systems Corp. *                                          1,183        51,662
I-Flow Corp. *                                                 992        13,005
Illumina, Inc. *                                             1,713        26,980
Immucor Corp. *                                              2,146        53,156
Immunogen, Inc. *                                            2,065        11,419
Intuitive Surgical, Inc. *                                   1,637       182,886
Invacare Corp.                                               1,443        49,293
K-V Pharmaceutical Company, Class A *                        1,726        34,175
Landauer, Inc.                                                 448        21,907
Luminex Corp. *                                              1,296        13,582
Mannatech, Inc.                                                793        10,341
Matria Healthcare, Inc. *                                      976        33,116
Maxygen, Inc. *                                              1,293         9,542
Mentor Corp.                                                 1,509        73,549
Meridian Bioscience, Inc.                                      885        16,523
Molina Healthcare, Inc. *                                      537        14,338
Nanogen, Inc. *                                              2,379         6,709
NDCHealth Corp. *                                            1,726        32,518
NeoPharm, Inc. *                                               874         8,251
Neurogen Corp. *                                             1,228         9,136
New River Pharmaceuticals, Inc. *                              287        13,561
Northfield Laboratories, Inc. *                              1,154        14,794
Option Care, Inc.                                            1,097        13,745
OraSure Technologies, Inc. *                                 2,154        29,208
Parexel International Corp. *                                1,267        26,062
Perrigo Company                                              3,992        57,884
Res-Care, Inc. *                                             1,014        17,552
Savient Pharmaceuticals, Inc. *                              3,051        11,411
Seattle Genetics, Inc. *                                     1,383         6,873
Vital Signs, Inc.                                              287        13,699
Zymogenetics, Inc. *                                         1,456        23,369
                                                                      ----------
                                                                       1,452,141

EDUCATIONAL SERVICES - 0.25%
eCollege.com *                                                 876        14,533
Educate, Inc. *                                                910         9,965
Leapfrog Enterprises, Inc., Class A *                        1,552        20,238
Strayer Education, Inc.                                        695        69,361
Universal Technical Institute, Inc. *                        1,032        31,352
                                                                      ----------
                                                                         145,449

ELECTRICAL EQUIPMENT - 1.34%
A.O. Smith Corp.                                               802        29,193
American Science & Engineering, Inc. *                         390        26,309
Anaren, Inc. *                                                 907        13,015
Anixter International, Inc. *                                1,484        54,374
Artesyn Technologies, Inc. *                                 1,828        18,243
Audiovox Corp., Class A *                                      854        11,828
Baldor Electric Company                                      1,600        41,104
C & D Technologies, Inc.                                     1,326    $    9,812
Cohu, Inc.                                                   1,042        27,790
DTS, Inc. *                                                    882        12,771
Encore Wire Corp. *                                            797        18,977
Excel Technology, Inc. *                                       618        14,857
General Cable Corp. *                                        1,884        34,195
Genlyte Group, Inc. *                                        1,141        60,131
Global Power Equipment Group, Inc. *                         1,836         8,574
Greatbatch, Inc. *                                           1,034        29,965
Littelfuse, Inc. *                                           1,089        28,249
Methode Electronics, Inc., Class A                           1,791        18,716
Metrologic Instruments, Inc. *                                 583        11,398
Plug Power, Inc. *                                           2,455        12,594
Power-One, Inc. *                                            3,567        22,187
Sirf Technology Holdings, Inc. *                             1,648        45,683
Ultralife Batteries, Inc. *                                    780        10,156
Universal Electronics, Inc. *                                  786        13,629
Vicor Corp.                                                    914        14,834
W.H. Brady Company, Class A                                  1,949        73,048
Watsco, Inc.                                                 1,014        63,628
Wesco International, Inc. *                                  1,504        62,792
                                                                      ----------
                                                                         788,052

ELECTRICAL UTILITIES - 1.49%
Allete, Inc.                                                 1,190        55,038
Avista Corp.                                                 2,316        40,877
Black Hills Corp.                                            1,527        55,812
Calpine Corp. *                                             26,723        13,629
Central Vermont Public Service Corp.                           767        15,647
CH Energy Group, Inc.                                          760        35,492
Cleco Corp.                                                  2,368        52,285
Connecticut Water Service, Inc.                                606        15,289
Duquesne Light Holdings, Inc.                                3,642        61,732
El Paso Electric Company *                                   2,281        49,338
Empire District Electric Company                             1,282        26,037
IDACORP, Inc.                                                1,973        56,349
ITC Holdings Corp.                                             601        16,600
MGE Energy, Inc.                                               992        34,839
NorthWestern Corp.                                           1,689        52,325
Otter Tail Corp.                                             1,389        41,740
Pike Electric Corp. *                                          647        11,704
Quanta Services, Inc. *                                      5,497        77,783
Sierra Pacific Resources *                                   5,484        73,924
UIL Holding Corp.                                              696        33,631
Unisource Energy Corp.                                       1,626        52,617
                                                                      ----------
                                                                         872,688

ELECTRONICS - 2.11%
Adaptec, Inc. *                                              5,332        26,500
Analogic Corp.                                                 663        31,797
Ansoft Corp. *                                                 339        11,760
August Technology Corp. *                                      937        10,091
Bel Fuse, Inc., Class B                                        573        19,213

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
Belden CDT, Inc.                                            2,221     $   51,883
Bell Microproducts, Inc. *                                  1,506         12,952
Checkpoint Systems, Inc. *                                  1,774         42,487
CTS Corp.                                                   1,763         21,209
Cubic Corp.                                                   792         14,010
Daktronics, Inc.                                              748         20,271
Electro Scientific Industries, Inc. *                       1,358         34,167
Enersys *                                                   2,190         31,667
Engineered Support Systems, Inc.                            1,951         78,840
Fargo Electronics, Inc. *                                     653         12,479
FEI Company *                                               1,143         22,814
Franklin Electric, Inc.                                     1,068         45,390
Hutchinson Technology, Inc. *                               1,200         34,308
Identix, Inc. *                                             4,329         21,255
II-VI, Inc. *                                               1,121         21,445
Imation Corp.                                               1,576         69,281
Integrated Silicon Solution, Inc. *                         1,806         12,660
Intermagnetics General Corp. *                              1,338         44,743
Itron, Inc. *                                               1,094         51,145
Keithley Instruments, Inc.                                    684         11,006
Kemet Corp. *                                               4,089         32,712
LaBarge, Inc. *                                               544          7,246
LeCroy Corp. *                                                651         10,624
LoJack Corp. *                                                828         23,333
Measurement Specialties, Inc. *                               608         15,127
Medis Technologies, Ltd. *                                    730         10,096
Mentor Graphics Corp. *                                     3,736         33,475
Mercury Computer Systems, Inc. *                            1,041         20,799
OSI Systems, Inc. *                                           757         14,254
Park Electrochemical Corp.                                    954         24,079
Photon Dynamics, Inc. *                                       825         15,180
Portalplayer, Inc. *                                          722         17,350
Rogers Corp. *                                                799         30,602
Spatialight, Inc. *                                         1,499          6,191
Supertex, Inc. *                                              489         20,655
Sycamore Networks, Inc. *                                   8,313         33,834
Taser International, Inc. *                                 2,922         17,824
Technitrol, Inc.                                            1,931         34,179
TTM Technologies, Inc. *                                    2,000         18,280
Universal Display Corp. *                                   1,154         13,444
Varian, Inc. *                                              1,519         63,737
Viisage Technology, Inc. *                                  1,660         10,524
X-Rite, Inc.                                                1,137         12,587
                                                                      ----------
                                                                       1,239,505

ENERGY - 0.61%
Alon USA Energy, Inc. *                                       508          9,921
Covanta Holding Corp. *                                     5,090         66,374
Evergreen Solar, Inc. *                                     1,867         22,423
Fuelcell Energy, Inc. *                                     2,281         19,229
Hanover Compressor Company *                                4,255         57,527
Headwaters, Inc. *                                          1,950         69,478
KFx, Inc. *                                                 2,780     $   35,167
New Jersey Resources Corp.                                  1,292         54,923
Pioneer Drilling Company *                                    938         16,434
Quantum Fuel Systems Technologies Worldwide, Inc. *         2,314          5,901
                                                                      ----------
                                                                         357,377

FINANCIAL SERVICES - 2.57%
Accredited Home Lenders Holding Company *                     833         36,086
Ace Cash Express, Inc. *                                      590         14,060
Advance America Cash Advance Centers, Inc.                  3,235         40,276
Advanta Corp., Class B                                        920         29,790
Archipelago Holdings, Inc. *                                1,390         75,060
Asset Acceptance Capital Corp. *                              440          8,980
Asta Funding, Inc.                                            512         12,687
Bankrate, Inc. *                                              454         14,641
Calamos Asset Management, Inc.                              1,110         30,081
Charter Municipal Mortgage Acceptance Company, SBI          1,963         42,852
City Holding Company                                          889         32,431
Collegiate Funding Services *                                 776         11,842
Commercial Capital Bancorp, Inc.                            2,113         35,245
Delphi Financial Group, Inc.                                1,339         63,442
Encore Capital Group, Inc. *                                  724         11,859
Federal Agricultural Mortgage Corp., Class C                  570         15,886
Financial Federal Corp.                                       843         34,074
GFI Group, Inc. *                                             285         12,694
Harbor Florida Bancshares, Inc.                             1,008         37,961
International Securities Exchange Inc. *                      560         16,576
Investment Technology Group, Inc. *                         1,871         72,763
Investors Real Estate Trust, SBI                            2,400         22,584
Ipayment, Inc. *                                              599         23,972
ITLA Capital Corp. *                                          336         17,623
Knight Capital Group, Inc. *                                5,088         51,491
LaBranche & Company, Inc. *                                 2,550         27,234
MarketAxess Holdings, Inc. *                                1,159         14,151
Metris Companies, Inc. *                                    2,738         41,043
Moneygram International, Inc.                               4,077        105,513
Nasdaq Stock Market, Inc. *                                 2,107         82,447
National Financial Partners Corp.                           1,662         84,579
NBT Bancorp, Inc.                                           1,562         35,723
Ocwen Financial Corp. *                                     1,778         15,006
optionsXpress Holdings Inc.                                 1,003         24,584
Piper Jaffray Companies, Inc. *                               984         39,104
Portfolio Recovery Associates, Inc. *                         753         28,855
Sanders Morris Haris Group, Inc.                              729         12,444
Stifel Financial Corp. *                                      428         16,024
SWS Group, Inc.                                               857         17,671
Tarragon Realty Investments, Inc. *                           536         10,650
UMB Financial Corp.                                           733         48,657
United Community Financial Corp.                            1,566         18,463
Waddell & Reed Financial, Inc., Class A                     3,605         76,931
World Acceptance Corp. *                                      930         25,612

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
WSFS Financial Corp.                                           321    $   20,287
                                                                      ----------
                                                                       1,509,934

FOOD & BEVERAGES - 1.55%
American Italian Pasta Company, Class A                        985         6,097
Bob Evans Farms, Inc.                                        1,681        40,647
Buffalo Wild Wings, Inc. *                                     384        10,836
Chiquita Brands International, Inc.                          1,965        40,872
Coca-Cola Bottling Company                                     296        13,616
Corn Products International, Inc.                            3,541        78,787
Denny's Corp. *                                              4,376        21,355
Domino's Pizza, Inc.                                         1,495        37,375
Fisher Communications, Inc. *                                  354        16,111
Flowers Foods, Inc.                                          2,367        61,353
Gold Kist, Inc. *                                            2,456        39,099
Green Medium Term Note Coffee, Inc. *                          243         9,968
Hain Celestial Group, Inc. *                                 1,412        31,530
Hansen Natural Corp. *                                         706        54,821
J & J Snack Foods Corp.                                        324        19,680
John B. Sanfilippo & Son, Inc. *                               458         6,279
Lance, Inc.                                                  1,496        27,437
Nuco2, Inc. *                                                  570        16,028
Peets Coffee & Tea, Inc. *                                     678        21,052
Performance Food Group Company *                             2,224        63,162
Ralcorp Holdings, Inc. *                                     1,409        58,741
Ruth's Chris Steak House, Inc. *                               671        11,863
Sanderson Farms, Inc.                                          864        30,776
Seabord Corp.                                                   17        29,240
Sensient Technologies Corp.                                  2,284        41,500
Spartan Stores, Inc. *                                       1,084        10,851
Texas Roadhouse, Inc. *                                      1,993        30,094
The Steak & Shake Company *                                  1,343        23,167
Tootsie Roll Industries, Inc.                                1,197        36,161
USANA Health Sciences, Inc. *                                  491        19,385
                                                                      ----------
                                                                         907,883

FOREST PRODUCTS - 0.06%
Caraustar Industries, Inc. *                                 1,451        14,307
Deltic Timber Corp.                                            504        22,690
                                                                      ----------
                                                                          36,997

FUNERAL SERVICES - 0.09%
Alderwoods Group, Inc. *                                     1,922        28,868
Stewart Enterprises, Inc., Class A                           5,035        25,679
                                                                      ----------
                                                                          54,547

FURNITURE & FIXTURES - 0.33%
American Woodmark Corp.                                        553        14,168
Ethan Allen Interiors, Inc.                                  1,644        61,321
Furniture Brands International, Inc.                         2,280        45,486
Hooker Furniture Corp.                                         609         9,452
Kimball International, Inc., Class B                         1,229        13,089
La-Z-Boy, Inc.                                               2,472        33,051
Stanley Furniture Company, Inc.                                684    $   17,031
                                                                      ----------
                                                                         193,598

GAS & PIPELINE UTILITIES - 1.05%
American States Water Company                                  829        25,367
Aquila, Inc. *                                              17,495        62,107
Bill Barrett Corp. *                                           607        23,825
California Water Service Group                                 827        29,400
Crosstex Energy, Inc.                                          302        19,742
Global Industries, Ltd. *                                    3,908        46,310
Middlesex Water Company                                        702        13,373
Nicor, Inc.                                                  1,986        79,639
Northwest Natural Gas Company                                1,306        44,874
Peoples Energy Corp.                                         1,733        62,267
South Jersey Industries, Inc.                                1,330        38,237
Southwest Gas Corp.                                          1,779        47,464
Southwest Water Company                                      1,090        14,780
The Laclede Group, Inc.                                      1,019        30,529
Transmontaigne, Inc. *                                       2,066        12,892
WGL Holdings, Inc.                                           2,238        68,080
                                                                      ----------
                                                                         618,886

GOLD - 0.04%
Royal Gold, Inc.                                               879        22,872

HEALTHCARE PRODUCTS - 2.52%
Align Technology, Inc. *                                     2,959        20,476
American Medical Systems Holdings, Inc. *                    3,266        60,094
Animas Corp. *                                                 636        10,831
Arthrocare Corp. *                                           1,143        43,720
Aspect Medical Systems, Inc. *                                 777        29,270
Biosite, Inc. *                                                805        47,479
Bruker BioSciences Corp. *                                   1,958         9,731
Caliper Life Sciences, Inc. *                                1,462        10,556
Cantel Medical Corp. *                                         564        10,327
Computer Programs & Systems, Inc.                              399        16,064
Cyberonics, Inc. *                                           1,009        28,464
Cypress Biosciences, Inc. *                                  1,518         8,577
Diagnostic Products Corp.                                    1,078        49,103
DJ Orthopedics, Inc. *                                       1,032        32,157
Encore Medical Corp. *                                       2,065        10,903
EPIX Medical, Inc. *                                         1,207         5,950
Foxhollow Technologies, Inc. *                                 657        28,606
Haemonetics Corp. *                                          1,225        62,634
Health Tronics, Inc. *                                       1,671        12,265
Hologic, Inc. *                                              1,028        73,060
ICU Medical, Inc. *                                            689        24,790
Intralase Corp. *                                              646        11,182
Inverness Medical Innovations, Inc. *                          967        23,208
Kensey Nash Corp. *                                            494        11,308
Kyphon, Inc. *                                               1,371        58,254
LCA-Vision, Inc.                                               964        46,012
LifeCell Corp. *                                             1,514        27,827
Lifeline Systems, Inc. *                                       620        22,029

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Mannkind Corp. *                                             1,210    $   15,694
Merit Medical Systems, Inc. *                                1,324        16,947
Nuvasive, Inc. *                                               767        13,192
Owens & Minor, Inc.                                          1,885        53,459
Polymedica Corp.                                             1,154        43,806
PSS World Medical, Inc. *                                    3,062        50,431
Somanetics Corp. *                                             509        15,733
SonoSite, Inc. *                                               749        28,132
STERIS Corp.                                                 3,263        81,967
SurModics, Inc. *                                              721        28,270
Sybron Dental Specialties, Inc. *                            1,894        82,843
Symmetry Medical, Inc. *                                       400         7,348
The Medicines Company *                                      2,340        42,752
Thermogenesis Corp. *                                        2,347        10,022
Thoratec Corp. *                                             2,288        46,790
Tripath Imaging, Inc. *                                      1,531         9,431
Ventana Medical Systems, Inc. *                              1,479        56,956
Viasys Healthcare, Inc. *                                    1,475        40,267
Wright Medical Group, Inc. *                                 1,402        27,185
Zoll Medical Corp. *                                           525        13,655
                                                                      ----------
                                                                       1,479,757

HEALTHCARE SERVICES - 1.47%
Allied Healthcare International, Inc. *                      1,584         9,504
Amedisys, Inc. *                                               740        32,841
America Service Group, Inc. *                                  580        10,005
American Dental Partners, Inc. *                               638        11,911
American Healthways, Inc. *                                  1,569        69,679
American Retirement Corp. *                                  1,334        32,843
AMN Healthcare Services, Inc. *                                601        11,449
Apria Healthcare Group, Inc. *                               2,301        56,282
AVANIR Pharmaceuticals *                                     5,222        14,674
Barrier Therapeutics, Inc. *                                   782         5,630
CorVel Corp. *                                                 366         5,929
Cross Country Healthcare, Inc. *                             1,558        28,792
Eclipsys Corp. *                                             1,820        32,633
Genesis HealthCare Corp. *                                     937        39,401
Hooper Holmes, Inc.                                          3,576        10,442
Horizon Health Corp. *                                         550        12,771
Kindred Healthcare, Inc. *                                   1,342        37,214
Magellan Health Services, Inc. *                             1,298        37,928
National Healthcare Corp.                                      337        12,648
Nitromed, Inc. *                                               784        12,732
Odyssey Healthcare, Inc. *                                   1,647        30,502
PainCare Holdings, Inc. *                                    2,283         8,470
Pediatrix Medical Group, Inc. *                              1,076        90,987
Per-Se Technologies, Inc. *                                  1,077        24,642
Phase Forward, Inc. *                                        1,085        11,642
Radiation Therapy Services, Inc. *                             530        20,108
Symbion, Inc. *                                                848        22,718
The Advisory Board Company *                                   908        43,875
United Surgical Partners International, Inc. *               2,043        70,912
US Physical Therapy, Inc. *                                    678    $   13,418
Vistacare, Inc. *                                              589         8,128
Wellcare Health Plans, Inc. *                                  875        34,545
                                                                      ----------
                                                                         865,255

HOMEBUILDERS - 0.32%
Champion Enterprises, Inc. *                                 3,576        51,745
Palm Harbor Homes, Inc. *                                      509         9,584
Schottenstein Homes, Inc.                                      585        25,594
Walter Industries, Inc.                                      1,705        85,847
William Lyon Homes, Inc. *                                     115        12,822
                                                                      ----------
                                                                         185,592

HOTELS & RESTAURANTS - 1.56%
AFC Enterprises, Inc. *                                      1,027        12,591
Ameristar Casinos, Inc.                                      1,173        27,671
Aztar Corp. *                                                1,652        51,724
BJ's Restaurants, Inc. *                                       709        16,832
California Pizza Kitchen, Inc. *                               919        30,125
CEC Entertainment, Inc. *                                    1,645        58,891
CKE Restaurants, Inc.                                        2,783        35,094
Dave & Buster's, Inc. *                                        783        11,831
IHOP Corp.                                                     953        45,553
Jack In the Box, Inc. *                                      1,709        57,422
Krispy Kreme Doughnuts, Inc. *                               2,687        13,301
La Quinta Corp. *                                            9,416       103,199
Landry's Restaurants, Inc.                                     771        20,855
Lodgian, Inc. *                                              1,317        13,552
Lone Star Steakhouse & Saloon, Inc.                            860        19,926
Luby's Cafeterias, Inc. *                                    1,118        14,288
Magna Entertainment Corp., Class A *                         1,908        14,444
Marcus Corp.                                                 1,015        24,624
McCormick & Schmick's Seafood Restaurants, Inc. *              409         9,710
MTR Gaming Group, Inc. *                                     1,283         9,571
O'Charley's, Inc. *                                          1,117        16,208
P.F. Chang's China Bistro, Inc. *                            1,225        63,026
Papa Johns International, Inc. *                               514        27,992
RARE Hospitality International, Inc. *                       1,623        51,985
Red Robin Gourmet Burgers, Inc. *                              671        36,838
Ruby Tuesday, Inc.                                           3,002        73,009
Ryan's Restaurant Group, Inc. *                              2,035        24,196
Triarc Companies, Inc.                                       2,071        30,941
                                                                      ----------
                                                                         915,399

HOUSEHOLD APPLIANCES - 0.31%
Bassett Furniture Industries, Inc.                             677        12,206
Consolidated Tomoka Land Company                               283        18,222
Drew Industries, Inc. *                                        744        22,409
Jacuzzi Brands, Inc. *                                       3,646        29,423
Libbey, Inc.                                                   794         9,417
Lifetime Brands, Inc.                                          390         8,487
Maytag Corp.                                                 3,747        66,622

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOUSEHOLD APPLIANCES (CONTINUED)
Technical Olympic USA, Inc.                                   749     $   15,527
                                                                      ----------
                                                                         182,313

HOUSEHOLD PRODUCTS - 0.42%
Blyth, Inc.                                                 1,279         25,324
Central Garden & Pet Company *                                924         40,675
Martha Stewart Living Omnimedia, Inc., Class A *            1,060         21,327
Select Comfort Corp. *                                      1,712         41,037
Topps, Inc.                                                 1,845         14,649
Tupperware Corp.                                            2,499         57,652
TurboChef Technologies, Inc. *                                623          8,186
Water Pik Technology, Inc. *                                  704         14,685
WD-40 Company                                                 878         24,119
                                                                      ----------
                                                                         247,654

INDUSTRIAL MACHINERY - 2.18%
Actuant Corp., Class A                                      1,269         67,320
AGCO Corp. *                                                4,198         71,072
Albany International Corp., Class A                         1,360         51,857
Badger Meter, Inc.                                            312         12,212
Briggs & Stratton Corp.                                     2,417         87,471
Cascade Corp.                                                 585         29,630
Ceradyne, Inc. *                                            1,151         54,201
Circor International, Inc.                                    794         20,684
Cognex Corp.                                                1,946         60,209
Dionex Corp. *                                                961         45,388
Energy Conversion Devices, Inc. *                             945         27,736
EnPro Industries, Inc. *                                      997         28,763
Flowserve Corp. *                                           2,583         96,501
Gardner Denver, Inc. *                                      1,193         58,218
Gehl Company *                                                582         15,004
Gorman Rupp Company                                           546         12,416
Kadant, Inc. *                                                777         14,149
Kennametal, Inc.                                            1,778         97,417
Lindsay Manufacturing Company                                 639         11,866
Lufkin Industries, Inc.                                       670         29,983
Manitowoc, Inc.                                             1,402         70,240
Middleby Corp. *                                              251         19,678
NACCO Industries, Inc., Class A                               246         28,807
Presstek, Inc. *                                            1,452         13,402
Robbins & Myers, Inc.                                         655         13,886
Rofin Sinar Technologies, Inc. *                              742         32,032
Stewart & Stevenson Services, Inc.                          1,374         28,167
Tecumseh Products Company, Class A                            809         18,057
Tennant Company                                               418         19,613
Tredegar Industries, Inc.                                   1,389         17,363
UNOVA, Inc. *                                               2,299         64,648
Valmont Industries, Inc.                                      830         27,697
Watts Industries, Inc., Class A                             1,196         34,552
                                                                      ----------
                                                                       1,280,239

INDUSTRIALS - 0.30%
Brookfield Homes Corp.                                        691         34,156
Clean Harbors, Inc. *                                         719     $   20,750
Crane Company                                               2,433         77,248
GrafTech International, Ltd. *                              4,689         30,666
Intevac, Inc. *                                             1,050         12,905
                                                                      ----------
                                                                         175,725

INSURANCE - 2.37%
21st Century Insurance Group                                1,611         27,548
Alfa Corp.                                                  1,629         28,393
American Equity Investment Life Holding Company             1,659         19,510
American Physicians Capital, Inc. *                           391         17,771
Argonaut Group, Inc. *                                      1,350         42,930
Bristol West Holdings, Inc.                                   892         16,529
Ceres Group, Inc. *                                         2,081         10,405
Citizens, Inc. Class A *                                    1,866          9,927
CNA Surety Corp. *                                            834         12,318
Crawford & Company, Class B                                 1,347          8,082
Direct General Corp.                                          805         13,757
Donegal Group, Inc.                                           558         13,520
FBL Financial Group, Inc., Class A                            683         21,412
First Acceptance Corp. *                                      965          9,804
FPIC Insurance Group, Inc. *                                  524         19,849
Fremont General Corp.                                       3,056         71,541
Harleysville Group, Inc.                                      686         18,735
Hilb, Rogal and Hamilton Company                            1,519         59,211
Horace Mann Educators Corp.                                 2,071         39,225
Infinity Property & Casualty Corp.                          1,004         37,098
KMG America Corp. *                                         1,202         10,517
LandAmerica Financial Group, Inc.                             856         55,426
Liberty Corp.                                                 748         34,872
Midland Company                                               539         20,374
National Western Life Insurance Company, Class A *            112         24,640
Navigators Group, Inc. *                                      470         18,993
Ohio Casualty Corp.                                         2,985         88,356
Phoenix Companies, Inc.                                     4,512         61,363
PICO Holdings, Inc. *                                         430         14,517
PMA Capital Corp., Class A *                                1,682         14,936
Presidential Life Corp.                                     1,050         20,255
ProAssurance Corp. *                                        1,350         67,203
RLI Corp.                                                   1,099         57,368
Safety Insurance Group Inc.                                   601         24,106
Selective Insurance Group, Inc.                             1,373         76,847
State Auto Financial Corp.                                    707         24,342
Stewart Information Services Corp.                            816         41,257
Tower Group, Inc.                                             891         17,998
Triad Guaranty, Inc. *                                        460         19,946
U.S.I. Holdings Corp. *                                     2,184         30,576
UICI                                                        1,668         59,414
United Fire & Casualty Company                                824         37,657
Universal American Financial Corp. *                        1,267         18,701

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
Zenith National Insurance Corp.                              1,142    $   54,131
                                                                      ----------
                                                                       1,391,360

INTERNATIONAL OIL - 0.21%
ATP Oil & Gas Corp. *                                          861        31,091
Callon Petroleum Company *                                     686        12,142
Cheniere Energy, Inc. *                                      2,250        80,617
                                                                      ----------
                                                                         123,850

INTERNET CONTENT - 0.83%
Alloy, Inc. *                                                1,975        12,107
AMICAS, Inc. *                                               2,375        11,281
Applied Digital Solutions, Inc. *                            3,130         9,453
Audible, Inc. *                                              1,160        14,964
Autobytel, Inc. *                                            2,185        11,406
CMGI, Inc. *                                                22,616        39,126
CNET Networks, Inc. *                                        6,075        91,064
Digitas, Inc. *                                              4,225        52,812
Harris Interactive, Inc. *                                   2,588        10,300
InfoSpace, Inc. *                                            1,562        41,174
Internet Cap Group, Inc. *                                   1,836        15,239
iVillage, Inc. *                                             2,247        18,425
Jupitermedia Corp. *                                           958        15,682
NetFlix, Inc. *                                              1,731        47,672
Netratings, Inc. *                                             689         9,302
ProQuest Company *                                           1,208        33,764
RightNow Technologies, Inc. *                                  538         9,743
Schawk, Incorporated, Class A                                  623        11,519
Sohu.com, Inc. *                                             1,178        22,382
WebSideStory, Inc. *                                           451         8,118
                                                                      ----------
                                                                         485,533

INTERNET RETAIL - 0.45%
1-800-Flowers.com, Inc. *                                    1,448        10,078
Ariba, Inc. *                                                3,145        27,141
Blue Nile, Inc. *                                              723        29,997
Drugstore.com, Inc. *                                        3,373        10,355
HomeStore.com, Inc. *                                        6,948        30,641
Navarre Corp. *                                              1,366         7,909
Nutri/System, Inc. *                                         1,146        44,614
Overstock.com, Inc. *                                          505        18,791
Priceline.com, Inc. *                                        1,190        28,584
Provide Commerce, Inc. *                                       408        11,775
Redback Networks, Inc. *                                     1,986        26,791
Stamps.com, Inc. *                                             787        18,455
                                                                      ----------
                                                                         265,131

INTERNET SERVICE PROVIDER - 0.46%
Avocent Corp. *                                              2,341        68,685
Blue Coat Systems, Inc. *                                      495        22,419
C-COR.net Corp. *                                            2,326        13,188
Earthlink, Inc. *                                            6,006        68,709
eSPEED, Inc., Class A *                                      1,136         9,735
Online Resources Corp. *                                     1,067        12,505
TriZetto Group, Inc. *                                       2,016        32,760
United Online, Inc.                                          2,879    $   40,623
                                                                      ----------
                                                                         268,624

INTERNET SOFTWARE - 1.14%
Agile Software Corp. *                                       2,635        16,363
Click Commerce, Inc. *                                         407         9,666
Cybersource Corp. *                                          1,409        10,582
Digital River, Inc. *                                        1,615        41,861
eResearch Technology, Inc. *                                 2,406        31,134
Internet Security Systems, Inc. *                            1,832        41,880
Interwoven, Inc. *                                           2,011        19,084
Keynote Systems, Inc. *                                        949        12,574
Lionbridge Technologies, Inc. *                              2,068        13,442
MatrixOne, Inc. *                                            2,555        12,877
NIC, Inc. *                                                  1,654        10,089
Openwave Systems, Inc. *                                     3,245        53,899
RealNetworks, Inc. *                                         5,441        47,065
RSA Security, Inc. *                                         3,372        43,836
S1 Corp. *                                                   3,427        15,045
Safenet, Inc. *                                              1,158        41,167
Sapient Corp. *                                              3,850        23,947
Stellent, Inc. *                                             1,251        13,048
SupportSoft, Inc. *                                          2,219         8,876
TIBCO Software, Inc. *                                      10,167        85,098
VASCO Data Security International, Inc. *                    1,155        13,028
Verity, Inc. *                                               1,725        22,735
Vignette Corp. *                                             1,406        24,900
WebEx Communications, Inc. *                                 1,555        37,025
WebMethods, Inc. *                                           2,601        21,016
                                                                      ----------
                                                                         670,237

INVESTMENT COMPANIES - 0.35%
Apollo Investment Corp.                                      2,895        54,918
Ares Cap Corp.                                               1,195        18,511
Capital Southwest Corp.                                        156        14,463
GAMCO Investors, Inc.                                          389        17,622
Gladstone Capital Corp.                                        715        16,774
Gladstone Investment Corp.                                     901        12,605
Harris & Harris Group, Inc. *                                  895        11,912
MCG Capital Corp.                                            2,360        33,488
NGP Capital Resources Co.                                      988        13,733
Technology Investment Capital Corp.                            810        12,377
                                                                      ----------
                                                                         206,403

LEISURE TIME - 1.31%
4Kids Entertainment, Inc. *                                    721        11,788
Alliance Gaming Corp. *                                      2,447        29,193
Arctic Cat, Inc.                                               722        15,148
Blockbuster, Inc., Class A                                   8,995        33,731
Bluegreen Corp. *                                              998        14,840
Callaway Golf Company                                        3,618        53,004
Carmike Cinemas, Inc.                                          620        16,318
Churchill Downs, Inc.                                          404        15,304

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
LEISURE TIME (CONTINUED)
Gaylord Entertainment Company *                                1,895    $ 81,978
Handleman Company                                              1,098      15,076
Isle of Capri Casinos, Inc. *                                    720      19,526
Jamdat Mobile, Inc. *                                            575      13,150
K2, Inc. *                                                     2,294      23,307
Life Time Fitness, Inc. *                                      1,129      43,387
Mikohn Gaming Corp. *                                          1,207      12,082
Monarch Casino & Resort, Inc. *                                  516      11,037
Movie Gallery, Inc.                                            1,232       6,074
Multimedia Games, Inc. *                                       1,365      13,896
Pinnacle Entertainment, Inc. *                                 1,938      46,299
RC2 Corp. *                                                      860      30,392
Riviera Holdings Corp. *                                         446       6,235
Shuffle Master, Inc. *                                         1,697      47,533
Six Flags, Inc. *                                              4,365      32,563
Speedway Motorsports, Inc.                                       752      29,260
Steinway Musical Instruments, Inc. *                             439      10,975
Sturm Ruger & Company, Inc.                                    1,166       8,220
Sunterra Corp. *                                               1,001      11,762
The Nautilus Group, Inc.                                       1,578      27,931
Vail Resorts, Inc. *                                           1,478      55,070
West Marine, Inc. *                                              690       9,163
WMS Industries, Inc. *                                         1,019      25,302
                                                                        --------
                                                                         769,544

LIFE SCIENCES - 0.17%
American Ecology Corp.                                           617      10,039
Incyte Corp. *                                                 3,969      22,068
Ionatron, Inc. *                                               1,137      11,938
Senomyx, Inc. *                                                1,014      12,918
Symyx Technologies, Inc. *                                     1,552      42,292
                                                                        --------
                                                                          99,255

LIQUOR - 0.07%
Boston Beer Company, Inc. *                                      549      14,856
Central European Distribution Corp. *                            649      28,368
                                                                        --------
                                                                          43,224

MANUFACTURING - 1.20%
Acuity Brands, Inc.                                            2,085      64,823
Barnes Group, Inc.                                               826      28,472
Blout International, Inc. *                                    1,439      22,377
Coherent, Inc. *                                               1,457      46,027
ESCO Technologies, Inc. *                                      1,202      51,686
Hexcel Corp. *                                                 2,784      46,298
Kaydon Corp.                                                   1,379      44,624
Lancaster Colony Corp.                                         1,240      48,360
Mine Safety Appliances Company                                 1,364      52,937
Nordson Corp.                                                  1,195      47,585
Raven Industries, Inc.                                           755      23,133
Reddy Ice Holdings, Inc. *                                       563      12,172
Shaw Group, Inc. *                                             3,636     105,044
York International Corp.                                       1,970     110,891
                                                                        --------
                                                                         704,429

MEDICAL-HOSPITALS - 0.58%
AmSurg Corp. *                                                 1,421    $ 34,260
Centene Corp. *                                                1,991      47,804
Cepheid, Inc. *                                                2,086      22,925
ev3, Inc. *                                                      480       6,360
IRIS International, Inc. *                                       803      19,810
Laserscope, Inc. *                                               945      20,336
Neurometrix, Inc. *                                              280       8,705
Palomar Medical Technologies, Inc. *                             816      27,769
Psychiatric Solutions, Inc. *                                  1,203      67,873
RehabCare Group, Inc. *                                          839      16,243
Sunrise Senior Living, Inc. *                                  1,554      51,904
Vital Images, Inc. *                                             631      16,810
                                                                        --------
                                                                         340,799

METAL & METAL PRODUCTS - 0.88%
A. M. Castle & Company *                                         549      11,337
Commercial Metals Company                                      2,833      99,438
Dynamic Materials Corp.                                          287       6,980
Earle M. Jorgensen Company *                                     921       8,842
Gibraltar Industries, Inc.                                     1,150      25,288
Matthews International Corp., Class A                          1,526      59,957
Metal Management, Inc.                                         1,022      25,724
Metals USA, Inc. *                                               976      21,472
Mueller Industries, Inc.                                       1,742      47,156
NN, Inc.                                                       1,150      11,431
Quanex Corp.                                                   1,172      72,488
Reliance Steel & Aluminum Company                              1,343      86,637
Sun Hydraulics, Inc.                                             354       6,751
Titanium Metals Corp. *                                          529      33,406
                                                                        --------
                                                                         516,907

MINING - 0.93%
Alpha Natural Resources, Inc. *                                1,377      33,075
AMCOL International Corp.                                      1,046      21,286
Brush Wellman, Inc. *                                            970      15,413
Charles & Colvard, Ltd.                                          597      16,095
Cleveland-Cliffs, Inc.                                         1,026      97,768
Coeur d'Alene Mines Corp. *                                   11,133      47,983
Compass Minerals International, Inc.                             977      23,526
Hecla Mining Company *                                         5,518      19,534
Lincoln Electric Holding, Inc.                                 1,720      70,193
Oregon Steel Mills, Inc. *                                     1,668      45,620
Penn Virginia Corp.                                              883      52,680
RTI International Metals, Inc. *                               1,042      38,867
Stillwater Mining Company *                                    1,939      20,728
USEC, Inc.                                                     4,038      44,418
                                                                        --------
                                                                         547,186

MOBILE HOMES - 0.29%
Coachmen Industries, Inc.                                        794       9,631
Fleetwood Enterprises, Inc. *                                  2,623      29,928
Skyline Corp.                                                    395      15,109
Thor Industries, Inc.                                          1,619      62,040

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
MOBILE HOMES (CONTINUED)
Winnebago Industries, Inc.                                   1,575    $   52,936
                                                                      ----------
                                                                         169,644

NEWSPAPERS - 0.05%
Journal Register Company                                     2,028        31,698

OFFICE FURNISHINGS & SUPPLIES - 0.32%
Global Imaging Systems, Inc. *                               1,117        40,681
IKON Office Solutions, Inc.                                  5,395        54,274
The Standard Register Company                                  859        12,730
TRM Corp. *                                                    587         4,180
United Stationers, Inc. *                                    1,547        75,803
                                                                      ----------
                                                                         187,668

PAPER - 0.48%
Bowater, Inc.                                                2,597        80,637
Buckeye Technologies, Inc. *                                 1,556        11,857
Chesapeake Corp.                                               971        17,090
Mercer International, Inc. *                                 1,538        11,796
Neenah Paper, Inc.                                             743        20,849
P.H. Glatfelter Company                                      2,112        30,455
Potlatch Corp.                                               1,341        64,824
Rock-Tenn Company, Class A                                   1,428        19,078
Wausau-Mosinee Paper Corp.                                   2,081        24,597
                                                                      ----------
                                                                         281,183

PETROLEUM SERVICES - 1.57%
Atwood Oceanics, Inc. *                                        626        44,440
Bronco Drilling Company, Inc. *                                253         6,198
Cal Dive International, Inc. *                               1,819       132,078
Grey Wolf, Inc. *                                            8,992        67,530
Gulfmark Offshore, Inc. *                                      745        24,868
Hornbeck Offshore Services, Inc. *                             681        22,309
Input/Output, Inc. *                                         3,295        24,515
Lone Star Technologies, Inc. *                               1,406        68,894
Newpark Resources, Inc. *                                    3,978        29,159
Oceaneering International, Inc. *                            1,221        62,271
PetroHawk Energy Corp. *                                     2,390        31,811
Petroleum Development Corp. *                                  802        27,067
RPC, Inc.                                                      719        23,871
SEACOR SMIT, Inc. *                                            846        56,978
Superior Energy Services, Inc. *                             3,661        79,700
TODCO *                                                      2,216        92,119
Universal Compression Holdings, Inc. *                         850        34,323
Veritas DGC, Inc. *                                          1,596        52,189
W-H Energy Services, Inc. *                                  1,330        44,329
                                                                      ----------
                                                                         924,649

PHARMACEUTICALS - 2.30%
Abgenix, Inc. *                                              4,232        58,021
Adams Respiratory Therapeutics, Inc. *                         386        17,096
Adolor Corp. *                                               1,910        27,829
Alexion Pharmaceuticals, Inc. *                              1,451        28,309
Alkermes, Inc. *                                             4,263        77,501
Amylin Pharmaceuticals, Inc. *                               5,175       193,597
Andrx Corp. *                                                3,457    $   61,500
Array BioPharma, Inc. *                                      1,646        11,061
Atherogenics, Inc. *                                         1,807        27,087
Bentley Pharmaceuticals, Inc. *                                950        17,014
BioScrip, Inc. *                                             1,944        17,340
Connetics Corp. *                                            1,679        22,263
Cubist Pharmaceuticals, Inc. *                               2,514        56,841
Dusa Pharmaceuticals, Inc. *                                   894         8,922
Encysive Pharmaceuticals, Inc. *                             2,761        31,393
First Horizon Pharmaceutical Corp. *                         1,332        23,470
Hi-Tech Pharmacal Company, Inc. *                              267        10,202
Idenix Pharmaceuticals, Inc. *                                 594        12,331
Inspire Pharmaceuticals, Inc. *                              2,040        14,770
Isis Pharmaceuticals, Inc. *                                 2,880        14,602
Medicis Pharmaceutical Corp., Class A                        2,556        81,562
Nastech Pharmaceutical Company, Inc. *                       1,032        14,758
Noven Pharmaceuticals, Inc. *                                1,159        15,658
NPS Pharmaceuticals, Inc. *                                  1,885        21,847
Nuvelo, Inc. *                                               2,054        17,890
Onyx Pharmaceuticals, Inc. *                                 1,668        42,084
OSI Pharmaceuticals, Inc. *                                    197         4,777
Pain Therapeutics, Inc. *                                    1,446        10,455
Par Pharmaceutical Companies, Inc. *                         1,621        43,135
Penwest Pharmaceuticals Company *                            1,064        18,035
Pharmion Corp. *                                             1,176        20,427
Pozen, Inc. *                                                1,187        12,072
Prestige Brands Holdings, Inc. *                             1,348        16,203
Regeneron Pharmaceuticals, Inc. *                            1,658        18,520
Renovis, Inc. *                                                931        14,766
Rigel Pharmaceuticals, Inc. *                                1,129        24,748
Salix Pharmaceuticals, Ltd. *                                2,149        41,626
Supergen, Inc. *                                             2,486        13,922
United Therapeutics Corp. *                                  1,064        76,001
Vertex Pharmaceuticals, Inc. *                               4,465       113,857
                                                                      ----------
                                                                       1,353,492

PLASTICS - 0.06%
Spartech Corp.                                               1,531        32,473

POLLUTION CONTROL - 0.02%
Duratek, Inc. *                                                722        11,848

PUBLISHING - 0.55%
Consolidated Graphics, Inc. *                                  541        27,694
Courier Corp.                                                  502        17,665
Gemstar-TV Guide International, Inc. *                      11,672        30,931
Hollinger International, Inc., Class A                       2,828        25,480
Media General, Inc., Class A                                 1,006        51,004
Playboy Enterprises, Inc., Class B *                         1,076        15,419
PRIMEDIA, Inc. *                                             7,144        14,431
Readers Digest Association, Inc., Class A                    4,666        72,463
Scholastic Corp. *                                           1,535        51,069
Thomas Nelson, Inc.                                            618        15,296
                                                                      ----------
                                                                         321,452

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
RAILROADS & EQUIPMENT - 0.61%
Florida East Coast Indiana, Inc.                              1,547     $ 68,470
GATX Corp.                                                    2,059       77,501
Genesee & Wyoming, Inc., Class A *                            1,135       38,159
Kansas City Southern *                                        3,853       96,209
RailAmerica, Inc. *                                           1,923       20,941
Wabtec Corp.                                                  2,231       57,627
                                                                        --------
                                                                         358,907

REAL ESTATE - 6.32%
Aames Investment Corp., REIT                                  2,072       12,432
Acadia Realty Trust, REIT                                     1,386       28,385
Affordable Residential Communities, REIT                      1,277       11,391
Agree Realty Corp., REIT                                        620       17,527
Alexander's, Inc., REIT *                                        95       23,912
Alexandria Real Estate Equities, Inc., REIT                     988       82,992
American Campus Communities, Inc., REIT                         870       21,898
American Home Mortgage Investment Corp., REIT                 1,657       49,196
Amli Residential Properties Trust, REIT                       1,202       45,171
Anthracite Capital, Inc., REIT                                2,570       27,859
Anworth Mortgage Asset Corp., REIT                            2,343       18,603
Arbor Realty Trust, Inc. - REIT                                 652       17,591
Ashford Hospitality Trust, Inc., REIT                         1,772       18,907
Avatar Holdings, Inc., REIT *                                   301       17,100
Bedford Property Investments, Inc., REIT                        788       18,124
Bimini Mortgage Management, Inc.                              1,239       11,399
BioMed Realty Trust, Inc., REIT                               2,103       53,984
Boykin Lodging Company, REIT *                                  973       11,676
Brandywine Realty Trust, REIT                                 2,569       74,450
California Coastal Communities, Inc. *                          412       16,183
Capital Automotive REIT                                       1,905       73,590
Capital Lease Funding, Inc., REIT                             1,437       14,126
Capital Trust, Inc., REIT                                       634       19,432
Cedar Shopping Centers, Inc., REIT                            1,086       14,933
Colonial Properties Trust, REIT                               1,798       78,986
Columbia Equity Trust, Inc., REIT                               967       14,012
Commercial Net Lease Realty, REIT                             2,464       49,921
Corporate Office Properties Trust, REIT                       1,367       49,321
Correctional Properties Trust, REIT                             647       18,608
Cousins Properties, Inc., REIT                                1,835       51,086
Criimi Mae, Inc., REIT *                                        798       15,776
Deerfield Triarc Capital Corp., REIT                          1,189       16,896
DiamondRock Hospitality Company                               1,314       15,768
EastGroup Properties, Inc., REIT                              1,026       46,303
ECC Capital Corp., REIT                                       2,897        8,691
Education Realty Trust, Inc., REIT                            1,127       14,076
Entertainment Properties Trust, REIT                          1,205       51,550
Equity Inns, Inc., REIT                                       2,558       35,096
Equity Lifestyle Properties, Inc., REIT                         924       42,837
Equity One, Inc., REIT                                        1,709       40,606
Extra Space Storage, Inc., REIT                               1,813       27,630
Felcor Lodging Trust, Inc., REIT                              2,330       39,563
Fieldstone Investment Corp., REIT                             2,337       26,174
First Industrial Realty Trust, Inc., REIT                     1,967     $ 79,959
First Potomac Realty Trust, REIT                                863       23,862
Getty Realty Corp., REIT                                        860       23,108
Glenborough Realty Trust, Inc., REIT                          1,501       28,474
Glimcher Realty Trust, REIT                                   1,736       44,581
GMH Communities Trust, REIT                                   1,478       22,273
Gramercy Captial Corp., REIT                                    688       16,134
Heritage Property Investment Trust, REIT                      1,244       41,861
Hersha Hospitality Trust, REIT                                1,404       12,945
Highland Hospitality Corp., REIT                              2,437       26,344
Highwoods Properties, Inc., REIT                              2,466       71,095
Home Properties, Inc., REIT                                   1,457       60,655
Homebanc Corp., Georgia, REIT                                 2,818       22,121
Impac Mortgage Holdings, Inc., REIT                           3,521       40,492
Inland Real Estate Corp., REIT                                3,219       47,899
Innkeepers USA Trust, REIT                                    2,046       35,682
Jones Lang Lasalle, Inc.                                      1,607       80,318
Kilroy Realty Corp., REIT                                     1,344       82,790
Kite Realty Group Trust, REIT                                 1,038       16,224
LaSalle Hotel Properties, REIT                                1,418       47,730
Lexington Corporate Property Trust, REIT                      2,424       51,607
LTC Properties, Inc., REIT                                    1,155       23,654
Luminent Mortgage Capital, Inc., REIT                         2,023       16,184
Maguire Properties, Inc., REIT                                1,625       52,000
MeriStar Hospitality Corp., REIT *                            4,107       40,208
MFA Mortgage Investments, Inc., REIT                          3,903       23,808
Mid-America Apartment Communities, Inc., REIT                   913       44,344
MortgageIT Holdings, Inc., REIT                               1,193       15,771
National Health Investments, Inc., REIT                       1,109       30,664
Nationwide Health Properties, Inc., REIT                      3,105       70,639
Newcastle Investment Corp., REIT                              2,067       56,078
NorthStar Realty Finance Corp., REIT                          1,197       11,024
Novastar Financial, Inc., REIT                                1,224       34,260
Omega Healthcare Investors, REIT                              2,421       29,100
Parkway Properties, Inc., REIT                                  674       28,173
Pennsylvania Real Estate
   Investment Trust, REIT                                     1,698       62,707
Post Properties, Inc., REIT                                   1,840       74,446
Prentiss Properties Trust, REIT                               2,063       84,583
PS Business Parks, Inc., REIT                                   810       38,151
RAIT Investment Trust, REIT                                   1,267       33,297
Ramco-Gershenson Properties Trust, REIT                         779       21,368
Redwood Trust, Inc., REIT                                       916       39,516
Saul Centers, Inc., REIT                                        582       21,691
Saxon Capital, Inc., REIT                                     2,392       28,704
Senior Housing Properties Trust, REIT                         2,757       51,859
Sizeler Property Investors, Inc., REIT                        1,095       14,016
Sovran Self Storage, Inc., REIT                                 757       37,547
Spirit Finance Corp., REIT                                    3,164       36,386
Strategic Hotel Cap, Inc., REIT                               1,951       36,035
Sun Communities, Inc., REIT                                     810       24,786
Sunstone Hotel Investors, Inc., REIT                          1,250       31,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
REAL ESTATE (CONTINUED)
Tanger Factory Outlet Centers, Inc., REIT                   1,317     $   36,204
Taubman Centers, Inc., REIT                                 2,380         83,348
Town & Country Trust SBI                                      920         26,680
Trammell Crow Company *                                     1,653         42,747
Trustreet Properties, Inc., REIT                            2,824         44,167
Universal Health Realty Income Trust, REIT                    623         20,646
Urstadt Biddle Properties, Inc., REIT                       1,153         18,829
U-Store-It Trust, REIT                                      1,350         28,647
Washington REIT                                             1,993         62,361
Winston Hotels, Inc., REIT                                  1,497         15,045
                                                                      ----------
                                                                       3,711,213

RETAIL GROCERY - 0.38%
Ingles Markets, Inc.                                          746         12,563
Nash-Finch Company                                            630         16,928
Pathmark Stores, Inc. *                                     2,403         25,856
Ruddick Corp.                                               1,620         32,740
Smart & Final, Inc. *                                         703          9,491
The Great Atlantic & Pacific Tea Company, Inc. *              814         24,550
United Natural Foods, Inc. *                                1,940         54,475
Weis Markets, Inc.                                            672         28,291
Wild Oats Markets, Inc. *                                   1,411         17,045
                                                                      ----------
                                                                         221,939

RETAIL TRADE - 4.35%
99 Cents Only Stores *                                      2,059         19,828
A.C. Moore Arts & Crafts, Inc. *                              747         10,690
Aaron Rents, Inc., Class B                                  1,875         38,944
Aeropostale, Inc. *                                         2,626         65,309
Asbury Automotive Group, Inc. *                               652         10,921
Big 5 Sporting Goods Corp.                                  1,012         24,379
Big Lots, Inc. *                                            5,368         65,973
Bombay Company, Inc. *                                      1,890          7,484
Build A Bear Workshop, Inc. *                                 484         13,794
Building Materials Holding Corp.                              655         53,926
Burlington Coat Factory Warehouse Corp.                       786         31,157
Cabela's, Inc. *                                            1,498         26,065
Cache, Inc. *                                                 664         11,175
Casey's General Stores, Inc.                                2,366         54,465
Cash America International, Inc.                            1,394         31,574
Casual Male Retail Group, Inc. *                            1,449          8,955
Cato Corp., Class A                                         1,484         32,054
Charlotte Russe Holding, Inc. *                               765         14,305
Charming Shoppes, Inc. *                                    5,672         66,646
Childrens Place Retail Stores, Inc. *                         997         49,451
Christopher & Banks Corp.                                   1,730         26,088
Citi Trends, Inc. *                                           221          7,870
Coldwater Creek, Inc. *                                     1,685         52,909
Cost Plus, Inc. *                                           1,099         20,200
DSW Inc., - Class A *                                         585         14,923
Finish Line, Inc.                                           2,021         34,882
First Cash Financial Services *                               635         18,415
Fossil, Inc. *                                              2,305     $   45,962
Fred's, Inc., Class A                                       1,930         32,057
FTD Group, Inc. *                                             741          8,151
GameStop Corp. - Class A *                                  2,578         86,724
Genesco, Inc. *                                             1,067         42,307
Group 1 Automotive, Inc. *                                  1,003         30,963
Guitar Center, Inc. *                                       1,231         64,923
Haverty Furniture Companies, Inc.                           1,058         13,648
Hibbett Sporting Goods, Inc. *                              1,703         51,022
Hot Topic, Inc. *                                           2,147         33,278
J. Jill Group, Inc. *                                       1,005         18,402
Jo Ann Stores, Inc. *                                       1,126         14,323
Kenneth Cole Productions, Inc., Class A                       469         13,170
Linens'n Things, Inc. *                                     2,139         54,780
Longs Drug Stores Corp.                                     1,451         61,856
Marinemax, Inc. *                                             656         17,227
NBTY, Inc. *                                                2,626         51,522
New York & Co., Inc. *                                        658         11,212
Pacific Sunwear of California, Inc. *                       3,564         94,303
Pantry, Inc. *                                                809         33,250
Party City Corp. *                                            602         10,300
Payless ShoeSource, Inc. *                                  3,171         72,457
PETCO Animal Supplies, Inc. *                               2,740         58,170
Pier 1 Imports, Inc.                                        4,076         51,765
Regis Corp.                                                 2,122         84,774
Restoration Hardware, Inc. *                                1,549          9,062
Retail Ventures, Inc. *                                       845         10,791
School Specialty, Inc. *                                    1,113         41,003
Shoe Carnival, Inc. *                                         422          8,655
Shopko Stores, Inc. *                                       1,412         40,496
Sonic Automative, Inc.                                      1,408         29,286
Sports Authority, Inc. *                                    1,234         38,834
Stein Mart, Inc.                                            1,242         21,487
Steven Madden, Ltd. *                                         664         18,081
Talbots, Inc.                                               1,081         29,425
The Buckle, Inc.                                              381         12,497
The Dress Barn, Inc. *                                      1,035         34,548
The Wet Seal, Inc., Class A *                               2,749         13,800
The Yankee Candle, Inc.                                     2,163         54,832
Too, Inc. *                                                 1,632         51,620
Tractor Supply Company *                                    1,554         83,698
Transport World Entertainment Corp. *                       1,041          6,798
Tuesday Morning Corp.                                       1,246         34,003
United Rentals, Inc. *                                      3,154         66,739
ValueVision Media, Inc., Class A *                          1,358         15,074
Zale Corp. *                                                2,393         66,765
                                                                      ----------
                                                                       2,556,422

SANITARY SERVICES - 0.23%
Casella Waste Systems, Inc., Class A *                      1,005         12,301
Darling International, Inc. *                               3,447         11,685
Flanders Corp. *                                              723          7,331

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
SANITARY SERVICES (CONTINUED)
Insituform Technologies, Inc., Class A *                    1,300     $   25,831
Waste Connections, Inc. *                                   2,159         75,220
                                                                      ----------
                                                                         132,368

SEMICONDUCTORS - 3.86%
Actel Corp. *                                               1,273         18,535
Advanced Analogic Technologies, Inc. *                        549          7,565
Advanced Energy Industries, Inc. *                          1,328         17,742
American Superconductor Corp. *                             1,595         12,999
Amis Holdings, Inc. *                                       2,101         20,947
Amkor Technology, Inc. *                                    4,730         29,326
Applied Micro Circuits Corp. *                             14,509         38,304
Asyst Technologies, Inc. *                                  2,468         15,351
Atmel Corp. *                                              19,728         66,089
ATMI, Inc. *                                                1,749         50,039
Axcelis Technologies, Inc. *                                4,814         22,818
Cirrus Logic, Inc. *                                        4,020         30,391
Conexant Systems, Inc. *                                   22,111         54,614
Credence Systems Corp. *                                    4,209         34,135
Cymer, Inc. *                                               1,705         65,165
Cypress Semiconductor Corp. *                               6,174         92,610
Diodes, Inc. *                                                466         18,812
DSP Group, Inc. *                                           1,336         34,736
Emcore Corp. *                                              1,872         11,494
Emulex Corp. *                                              3,906         77,847
Entegris, Inc. *                                            5,621         56,772
Exar Corp. *                                                1,690         20,888
Fairchild Semiconductor International, Inc. *               5,600         97,104
FormFactor, Inc. *                                          1,604         45,008
Genesis Microchip, Inc. *                                   1,569         35,146
Integrated Device Technology, Inc. *                        9,165        109,797
International Displayworks, Inc. *                          1,602          9,196
IXYS Corp. *                                                1,219         14,652
Kopin Corp. *                                               3,372         23,064
Kulicke & Soffa Industries, Inc. *                          2,487         21,015
Lattice Semiconductor Corp. *                               5,423         26,518
LTX Corp. *                                                 3,009         13,360
Mattson Technology, Inc. *                                  2,051         20,346
Micrel, Inc. *                                              2,943         35,551
Microsemi Corp. *                                           2,897         80,392
Microtune, Inc. *                                           2,561         12,523
MIPS Technologies, Inc., Class A *                          2,099         12,405
MKS Instruments, Inc. *                                     1,541         29,079
Netlogic Microsystems, Inc *                                  516         13,447
OmniVision Technologies, Inc. *                             2,686         47,542
ON Semiconductor Corp. *                                    6,787         39,365
Pericom Semiconductor Corp. *                               1,501         11,783
Photronics, Inc. *                                          1,886         29,950
Pixelworks, Inc. *                                          2,283         12,214
PLX Technology, Inc. *                                      1,175         11,597
PMC-Sierra, Inc. *                                          8,456         66,549
Power Integrations, Inc. *                                  1,414         30,839
Rambus, Inc. *                                              4,692     $   78,779
Rudolph Technologies, Inc. *                                  700          8,995
Semitool, Inc. *                                              983          9,358
Semtech Corp. *                                             3,470         69,088
Sigmatel, Inc. *                                            1,696         24,694
Silicon Image, Inc. *                                       3,748         36,393
Silicon Laboratories, Inc. *                                2,005         77,894
Skyworks Solutions, Inc. *                                  7,381         39,784
Tessera Technologies, Inc. *                                2,072         56,980
TranSwitch Corp. *                                          5,351          7,973
Triquint Semiconductor, Inc. *                              6,610         29,745
Ultratech, Inc. *                                           1,150         18,895
Varian Semiconductor Equipment Associates,
   Inc. *                                                   1,724         75,890
Veeco Instruments, Inc. *                                   1,275         22,580
Vitesse Semiconductor Corp. *                              10,369         21,879
Volterra Semiconductor Corp. *                                760          9,591
Zoran Corp. *                                               2,043         34,568
                                                                      ----------
                                                                       2,268,707

SHIPBUILDING - 0.02%
Maritrans, Inc.                                               447         12,914

SOFTWARE - 2.53%
Advent Software, Inc. *                                     1,026         29,385
Allscripts Healthcare Solution, Inc. *                      1,588         21,279
Altiris, Inc. *                                             1,069         17,649
American Reprographics Company *                              666         14,326
ANSYS, Inc. *                                               1,508         63,366
AsiaInfo Holdings, Inc. *                                   1,819          6,894
Aspen Technology, Inc. *                                    2,175         16,095
Blackboard, Inc. *                                            861         26,639
Borland Software Corp. *                                    3,829         23,242
Bottomline Technologies, Inc. *                               765          8,492
Catapult Communications Corp. *                               502          8,489
CCC Information Services Group, Inc. *                        466         12,167
CIBER, Inc. *                                               2,585         15,898
Concur Technologies, Inc. *                                 1,414         17,859
Covansys Corp. *                                            1,480         21,756
Dendrite International, Inc. *                              2,023         38,113
Emageon, Inc. *                                               750          9,660
Epicor Software Corp. *                                     2,525         34,870
EPIQ Systems, Inc. *                                          696         13,231
Equinix, Inc. *                                               730         29,142
Faro Technologies, Inc. *                                     562         10,689
InfoUSA, Inc.                                               1,599         16,198
Intermediate Telephone, Inc.                                1,020         20,839
iPass, Inc. *                                               2,679         18,164
JDA Software Group, Inc. *                                  1,403         21,045
Keane, Inc. *                                               2,291         23,964
Lawson Software Inc. *                                      3,004         22,800
Macrovision Corp. *                                         2,394         37,203
Magma Design Automation, Inc. *                             1,724         14,568

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
SOFTWARE (CONTINUED)
Manhattan Associates, Inc. *                                 1,407    $   30,124
Mantech International Corp. *                                  749        18,755
MapInfo Corp. *                                              1,068        15,347
McDATA Corp., Class A *                                      7,349        26,750
Micromuse, Inc. *                                            3,826        28,351
MicroStrategy, Inc. *                                          653        48,237
Midway Games, Inc. *                                           844        18,500
Monolithic Power Systems, Inc. *                               874        11,633
MRO Software, Inc. *                                           998        15,210
NetIQ Corp. *                                                2,582        30,855
Nuance Communications, Inc. *                                5,430        33,775
Open Solutions, Inc. *                                         955        21,163
Opsware, Inc. *                                              3,628        21,405
Packeteer, Inc. *                                            1,617        14,876
Parametric Technology Corp. *                               12,831        75,061
PDF Solutions, Inc. *                                          919        14,373
Progress Software Corp. *                                    1,778        55,011
Quality Systems                                                354        28,716
Secure Computing Corp. *                                     1,748        24,018
Serena Software, Inc. *                                      1,338        31,363
SPSS, Inc. *                                                   884        25,530
THQ, Inc. *                                                  2,924        66,433
Tradestation Group, Inc. *                                   1,017        12,112
Transaction Systems
   Architects, Inc., Class A *                               1,800        52,380
Ulticom, Inc. *                                                652         7,511
Ultimate Software Group, Inc. *                              1,156        19,895
VeriFone Holdings, Inc. *                                    1,176        26,930
Verint Systems, Inc. *                                         627        23,594
Websense, Inc. *                                             1,130        73,394
                                                                      ----------
                                                                       1,485,324

STEEL - 0.80%
Alaska Steel Holding Corp. *                                 5,180        42,942
Carpenter Technology Corp.                                   1,151        75,448
Chaparral Steel Company *                                    1,076        26,900
NS Group, Inc. *                                             1,045        42,908
Roanoke Electric Steel Corp.                                   597        13,904
Ryerson Tull, Inc.                                           1,181        26,679
Schnitzer Steel Industries, Inc.                             1,027        35,421
Steel Dynamics, Inc.                                         1,891        65,466
Steel Technologies, Inc.                                       553        14,649
Texas Industries, Inc.                                       1,066        53,172
Wheeling-Pittsburgh Corp. *                                    461         4,135
Worthington Industries, Inc.                                 3,233        65,598
                                                                      ----------
                                                                         467,222

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.77%
ADTRAN, Inc.                                                 3,082        91,104
Aeroflex, Inc. *                                             3,545        38,889
Airspan Networks, Inc. *                                     1,998        11,748
Applied Signal Technology, Inc.                                602        10,818
Arris Group, Inc. *                                          4,875    $   47,385
Atheros Communications, Inc. *                               1,643        15,921
Brightpoint, Inc. *                                          1,292        36,357
Broadwing Corp. *                                            3,109        20,892
Ciena Corp. *                                               26,906        80,449
Commonwealth Telephone
   Enterprises, Inc., (CTE)                                  1,021        35,388
Commscope, Inc. *                                            2,562        52,547
Comtech Telecommunications Corp. *                           1,014        44,210
Consolidated Communications Holdings, Inc. *                   812        10,580
CT Communications, Inc.                                      1,096        13,503
Ditech Communications Corp. *                                1,602        14,049
Essex Corp. *                                                  833        15,869
Fairpoint Communications, Inc.                               1,387        16,575
Finisar Corp. *                                              9,720        18,662
General Communication, Inc. *                                2,713        27,537
GlobeTel Communications Corp. *                              3,387        10,635
Golden Telecom, Inc.                                         1,018        27,486
Harmonic, Inc. *                                             3,504        19,237
InterDigital Communication Corp. *                           2,526        49,206
Intrado, Inc. *                                                885        19,983
Iowa Telecommunications Services, Inc.                       1,109        18,687
J2 Global Communications, Inc. *                             1,113        53,123
Level 3 Communications, Inc. *                              32,797       111,510
Mastec, Inc. *                                               1,312        12,949
MRV Communications, Inc. *                                   5,255         9,564
NETGEAR, Inc. *                                              1,501        28,969
NeuStar, Inc., Class A *                                     1,136        34,443
Newport Corp. *                                              1,777        24,523
Oplink Communications, Inc. *                                  771        10,501
Plantronics, Inc.                                            2,298        63,471
Polycom, Inc. *                                              4,603        75,535
Powerwave Technologies, Inc. *                               5,126        64,382
Premiere Global Services, Inc. *                             3,435        25,969
Price Communications Corp. *                                 2,179        33,055
RCN Corp. *                                                  1,086        23,686
SBA Communications Corp. *                                   3,479        64,153
Shenandoah Telecommunications Company                          351        14,282
Sonus Networks, Inc. *                                      11,652        47,890
Spectralink Corp.                                              978        12,626
SureWest Communications                                        739        20,914
Symmetricom, Inc. *                                          2,237        19,596
Tekelec *                                                    2,657        34,541
Telkonet, Inc. *                                             1,825         8,486
Terayon Communication Systems, Inc. *                        3,810         7,887
UTStarcom, Inc. *                                            4,686        38,847
Viasat, Inc. *                                               1,024        28,314
Westell Technologies, Inc., Class A *                        2,683        12,691
                                                                      ----------
                                                                       1,629,624

TELEPHONE - 0.24%
Centennial Communications Corp., Class A *                   1,045        16,584

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
TELEPHONE (CONTINUED)
Cincinnati Bell, Inc. *                                     11,682   $    45,560
IDT, Corp. *                                                 2,745        33,489
North Pittsburgh Systems, Inc.                                 849        16,623
TALK America Holdings, Inc. *                                1,479        14,198
Valor Communications Group, Inc.                             1,425        17,300
                                                                     -----------
                                                                         143,754

TIRES & RUBBER - 0.15%
Bandag, Inc.                                                   562        24,082
Cooper Tire & Rubber Company                                 2,998        44,100
Myers Indiana, Inc.                                          1,322        18,495
                                                                     -----------
                                                                          86,677

TOBACCO - 0.18%
Alliance One International, Inc.                             4,333        13,259
Schweitzer Mauduit International, Inc.                         777        18,500
Universal Corp.                                              1,220        49,264
Vector Group, Ltd.                                           1,275        24,021
                                                                     -----------
                                                                         105,044

TOYS, AMUSEMENTS & SPORTING GOODS - 0.05%
Jakks Pacific, Inc. *                                        1,219        24,843
Russ Berrie & Company, Inc.                                    630         7,346
                                                                     -----------
                                                                          32,189

TRANSPORTATION - 0.42%
Dynamex, Inc. *                                                681        12,605
Frozen Food Express Industries, Inc. *                         918        10,612
Heartland Express, Inc.                                      2,188        46,626
Kirby Corp. *                                                1,045        55,594
Marten Transport, Ltd. *                                       548        14,626
Offshore Logistics, Inc. *                                   1,107        33,930
Pacer International, Inc.                                    1,802        47,627
SCS Transportation, Inc. *                                     809        15,945
U. S. Xpress Enterprises, Inc., Class A *                      562         8,543
                                                                     -----------
                                                                         246,108

TRAVEL SERVICES - 0.05%
Ambassadors Group, Inc.                                        838        21,025
Pegasus Solutions, Inc. *                                    1,142         8,120
                                                                     -----------
                                                                          29,145

TRUCKING & FREIGHT - 0.66%
Arkansas Best Corp.                                          1,218        50,230
EGL, Inc. *                                                  1,850        68,709
Forward Air Corp.                                            1,550        59,598
Hub Group, Inc., Class A *                                     930        37,712
Knight Transportation, Inc.                                  1,814        58,356
Old Dominion Freight Lines, Inc. *                             903        34,323
Wabash National Corp.                                        1,487        29,517
Werner Enterprises, Inc.                                     2,424        49,619
                                                                     -----------
                                                                         388,064

UTILITY SERVICE - 0.03%
SJW Corp.                                                      386        19,686
                                                                     -----------
TOTAL COMMON STOCKS (Cost $53,716,034)                               $57,265,924
                                                                     -----------

SHORT TERM INVESTMENTS - 2.21%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 12/01/2005                           $1,300,000   $ 1,300,000
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,300,000)                                                    $ 1,300,000
                                                                     -----------
TOTAL INVESTMENTS (SMALL CAP INDEX FUND)
   (COST $55,016,034) - 99.70%                                       $58,565,924
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%                            174,199
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $58,740,123
                                                                     ===========

SMALL CAP OPPORTUNITIES FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 98.50%
AEROSPACE - 0.83%
Alliant Techsystems, Inc. *                                 25,580    $1,941,010

AIR FREIGHT - 0.36%
ExpressJet Holdings, Inc. *                                 97,724       852,153

ALUMINUM - 0.81%
Century Aluminum Company *                                  82,408     1,905,273

APPAREL & TEXTILES - 0.79%
Wolverine World Wide, Inc.                                  85,614     1,859,536

AUTO PARTS - 4.16%
American Axle & Manufacturing Holdings, Inc.                33,957       721,926
BorgWarner, Inc.                                            89,310     5,358,600
Commercial Vehicle Group, Inc. *                           121,712     2,408,681
Noble International, Ltd.                                   56,468     1,271,659
                                                                      ----------
                                                                       9,760,866

AUTO SERVICES - 0.90%
Lithia Motors, Inc., Class A                                57,756     1,648,934
Spartan Motors, Inc.                                        46,271       461,322
                                                                      ----------
                                                                       2,110,256

AUTOMOBILES - 1.64%
Rush Enterprises, Inc., Class A *                           19,628       300,505
United Auto Group, Inc.                                     99,807     3,555,125
                                                                      ----------
                                                                       3,855,630

BANKING - 1.17%
Bank of the Ozarks, Inc.                                    34,745     1,289,040
Cathay General Bancorp, Inc.                                38,524     1,463,912
                                                                      ----------
                                                                       2,752,952

BUILDING MATERIALS & CONSTRUCTION - 1.95%
Builders FirstSource, Inc. *                               178,649     3,555,115
Eagle Materials, Inc.                                        8,880     1,020,312
                                                                      ----------
                                                                       4,575,427

BUSINESS SERVICES - 0.17%
Exponent, Inc. *                                            14,400       393,840

COMPUTERS & BUSINESS EQUIPMENT - 3.30%
CACI International, Inc., Class A *                         46,892     2,595,941

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Digi International, Inc. *                                239,402    $ 3,083,498
Sonic Solutions *                                         133,905      2,062,137
                                                                     -----------
                                                                       7,741,576

CONSTRUCTION & MINING EQUIPMENT - 1.25%
Pason Systems, Inc.                                       122,836      2,945,160

CONSTRUCTION MATERIALS - 1.06%
Universal Forest Products, Inc.                            43,218      2,483,306

CRUDE PETROLEUM & NATURAL GAS - 2.01%
Cimarex Energy Company *                                   46,600      1,813,206
Unit Corp. *                                               53,831      2,915,487
                                                                     -----------
                                                                       4,728,693

DOMESTIC OIL - 2.85%
Brigham Exploration Company *                             189,257      2,316,506
Oil States International, Inc. *                           90,376      3,078,206
TETRA Technologies, Inc. *                                 44,180      1,294,474
                                                                     -----------
                                                                       6,689,186

ELECTRICAL EQUIPMENT - 2.05%
AMETEK, Inc.                                              112,795      4,806,195

ELECTRICAL UTILITIES - 0.27%
Allete, Inc.                                               13,841        640,146

ELECTRONICS - 0.85%
FLIR Systems, Inc. *                                       31,800        786,096
TTM Technologies, Inc. *                                  132,632      1,212,256
                                                                     -----------
                                                                       1,998,352

ENERGY - 3.31%
Headwaters, Inc. *                                         33,418      1,190,684
New Jersey Resources Corp.                                 17,445        741,587
Southwestern Energy Company *                             171,146      5,830,944
                                                                     -----------
                                                                       7,763,215

FINANCIAL SERVICES - 6.06%
Accredited Home Lenders Holding Company *                  80,640      3,493,325
Ace Cash Express, Inc. *                                   98,176      2,339,534
Affiliated Managers Group, Inc. *                          50,820      4,006,649
Asset Acceptance Capital Corp. *                           48,166        983,068
Commercial Capital Bancorp, Inc.                          154,780      2,581,730
Harbor Florida Bancshares, Inc.                            22,000        828,520
                                                                     -----------
                                                                      14,232,826

HEALTHCARE PRODUCTS - 3.51%
Kensey Nash Corp. *                                        43,313        991,434
Merit Medical Systems, Inc. *                             106,302      1,360,666
Orthofix International NV *                                59,356      2,171,836
Polymedica Corp.                                           63,616      2,414,863
Respironics, Inc. *                                        33,376      1,290,984
                                                                     -----------
                                                                       8,229,783

HOMEBUILDERS - 6.25%
Beazer Homes USA, Inc.                                     14,400      1,007,568
Comstock Homebuilding Companies, Inc. *                    89,342      1,373,187
Meritage Homes Corp. *                                     34,300      2,279,921
Pulte Homes, Inc.                                         104,490    $ 4,349,919
Ryland Group, Inc.                                         79,212      5,666,826
                                                                     -----------
                                                                      14,677,421

HOUSEHOLD APPLIANCES - 1.48%
Drew Industries, Inc. *                                    54,544      1,642,865
Technical Olympic USA, Inc.                                88,786      1,840,534
                                                                     -----------
                                                                       3,483,399

HOUSEHOLD PRODUCTS - 0.35%
Tempur-Pedic International, Inc. *                         72,048        817,745

INDUSTRIAL MACHINERY - 7.16%
Actuant Corp., Class A                                     53,557      2,841,199
Ceradyne, Inc. *                                          128,712      6,061,048
FMC Technologies, Inc. *                                   30,983      1,273,092
Graco, Inc.                                                67,404      2,452,158
Middleby Corp. *                                           36,356      2,850,310
Rush Enterprises, Inc., Class B *                          93,460      1,343,020
                                                                     -----------
                                                                      16,820,827

INSURANCE - 3.16%
Aspen Insurance Holdings, Ltd.                             86,910      2,175,357
Assured Guaranty, Ltd.                                     49,753      1,309,499
Hub International, Ltd.                                    33,923        817,544
Max Re Capital, Ltd.                                       22,300        595,410
Scottish Re Group, Ltd.                                    51,882      1,308,983
Triad Guaranty, Inc. *                                     28,143      1,220,281
                                                                     -----------
                                                                       7,427,074

INTERNET SERVICE PROVIDER - 0.30%
United Online, Inc.                                        49,760        702,114

LEISURE TIME - 0.94%
Penn National Gaming, Inc. *                               66,449      2,204,113

MANUFACTURING - 2.65%
AptarGroup, Inc.                                           33,091      1,815,041
Carlisle Companies, Inc.                                   36,655      2,514,533
Raven Industries, Inc.                                     61,526      1,885,157
                                                                     -----------
                                                                       6,214,731

MEDICAL-HOSPITALS - 0.69%
VCA Antech, Inc. *                                         58,068      1,623,581

METAL & METAL PRODUCTS - 1.50%
Metals USA, Inc. *                                         77,605      1,707,310
Reliance Steel & Aluminum Company                          28,292      1,825,117
                                                                     -----------
                                                                       3,532,427

MINING - 1.25%
AMCOL International Corp.                                 143,810      2,926,534

MOBILE HOMES - 2.36%
Thor Industries, Inc.                                      83,178      3,187,381
Winnebago Industries, Inc.                                 69,773      2,345,070
                                                                     -----------
                                                                       5,532,451

PETROLEUM SERVICES - 1.03%
Core Laboratories NV *                                     66,166      2,415,059

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------   -------------
COMMON STOCKS (CONTINUED)
RAILROADS & EQUIPMENT - 1.46%
Genesee & Wyoming, Inc., Class A *                       101,982   $  3,428,635

REAL ESTATE - 17.46%
Aames Investment Corp., REIT                             345,147      2,070,882
American Home Mortgage Investment Corp., REIT            185,643      5,511,741
Anthracite Capital, Inc., REIT                           105,856      1,147,479
Ashford Hospitality Trust, Inc., REIT                    226,189      2,413,437
Corporate Office Properties Trust, REIT                   40,447      1,459,328
Correctional Properties Trust, REIT                       16,966        487,942
Equity One, Inc., REIT                                   107,273      2,548,807
First Potomac Realty Trust, REIT                          29,000        801,850
Gramercy Captial Corp., REIT                              46,004      1,078,794
Jer Investors Trust, Inc., REIT                          167,548      2,680,768
KKR Financial Corp., REIT                                200,237      4,755,629
LaSalle Hotel Properties, REIT                            76,780      2,584,415
Luminent Mortgage Capital, Inc., REIT                     72,611        580,888
New Century Financial Corp., REIT                         46,302      1,674,743
Newcastle Investment Corp., REIT                         156,765      4,253,034
RAIT Investment Trust, REIT                              107,043      2,813,090
Redwood Trust, Inc., REIT                                 56,046      2,417,824
Saxon Capital, Inc., REIT                                 93,950      1,127,400
SL Green Realty Corp., REIT                                7,911        584,227
                                                                   ------------
                                                                     40,992,278

RETAIL GROCERY - 0.58%
Ruddick Corp.                                             44,471        898,759
United Natural Foods, Inc. *                              16,845        473,008
                                                                   ------------
                                                                      1,371,767

RETAIL TRADE - 2.59%
Cabela's, Inc. *                                         100,740      1,752,876
First Cash Financial Services *                           52,186      1,513,394
Guitar Center, Inc. *                                     35,397      1,866,838
Ritchie Brothers Auctioneers, Inc.                        24,510        957,115
                                                                   ------------
                                                                      6,090,223

SEMICONDUCTORS - 1.72%
Diodes, Inc. *                                            73,331      2,960,372
Sigmatel, Inc. *                                          73,264      1,066,724
                                                                   ------------
                                                                      4,027,096

SOFTWARE - 0.35%
Websense, Inc. *                                          12,817        832,464

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.36%
J2 Global Communications, Inc. *                          20,600        983,238
NETGEAR, Inc. *                                          114,348      2,206,916
                                                                   ------------
                                                                      3,190,154

TRANSPORTATION - 0.37%
Nordic American Tanker Shipping, Ltd.                     26,158        857,982

TRUCKING & FREIGHT - 4.19%
Landstar Systems, Inc.                                    27,268      1,173,615
Old Dominion Freight Lines, Inc. *                        81,458      3,096,218

Oshkosh Truck Corp.                                      124,034   $  5,572,848
                                                                   ------------
                                                                      9,842,681
                                                                   ------------
TOTAL COMMON STOCKS (Cost $218,674,758)                            $231,276,137
                                                                   ------------

REPURCHASE AGREEMENTS - 2.91%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $6,831,361 on
   12/01/2005, collateralized by
   $7,110,000 U.S. Treasury Notes,
   3.875% due 05/15/2010 (valued at
   $6,970,331, including interest) (c)                $6,831,000   $  6,831,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,831,000)                                                  $  6,831,000
                                                                   ------------

TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES FUND)
   (COST $225,505,758) - 101.41%                                   $238,107,137
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.41)%                      (3,307,352)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $234,799,785
                                                                   ============

SMALL COMPANY FUND

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS - 99.41%
AEROSPACE - 0.59%
Alliant Techsystems, Inc. *                                      700    $ 53,116
Esterline Technologies Corp. *                                 2,744     112,806
Teledyne Technologies, Inc. *                                  8,438     276,260
                                                                        --------
                                                                         442,182

AIR TRAVEL - 0.40%
Frontier Airlines, Inc. *                                      4,054      33,081
Mesa Air Group, Inc. *                                         3,607      37,080
SkyWest, Inc.                                                  7,820     232,254
                                                                        --------
                                                                         302,415

APPAREL & TEXTILES - 0.51%
Brown Shoe, Inc.                                                 900      37,035
Guess, Inc. *                                                    600      20,328
K-Swiss, Inc., Class A                                        10,491     327,634
                                                                        --------
                                                                         384,997

AUTO PARTS - 0.97%
Commercial Vehicle Group, Inc. *                               6,422     127,091
CSK Auto Corp. *                                               9,221     142,926
TRW Automotive Holdings Corp. *                               18,349     462,395
                                                                        --------
                                                                         732,412

BANKING - 6.01%
BancFirst Corp.                                                1,176      93,739
Bank of Hawaii Corp.                                          15,365     792,988
BOK Financial Corp.                                            1,369      65,123
Capital Crossing Bank *                                          490      16,067
Center Financial Corp.                                         3,676      92,268

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
City National Corp.                                          9,277    $  677,499
Commerce Bancshares, Inc.                                    5,672       293,531
Community Trust Bancorp, Inc.                                  488        16,055
Corus Bankshares, Inc.                                       8,717       512,385
Cullen Frost Bankers, Inc.                                   1,897       102,172
Downey Financial Corp.                                      16,237     1,050,534
First BanCorp Puerto Rico                                   30,773       372,353
First Citizens Bancshares, Inc.                                650       121,855
First Indiana Corp.                                          1,000        34,950
First Regional Bancorp *                                       676        48,104
FirstFed Financial Corp. *                                   1,541        80,656
Old Second Bancorp, Inc.                                     1,419        47,097
Southwest Bancorp, Inc.                                      1,222        27,581
TCF Financial Corp.                                            259         7,112
Wilmington Trust Corp.                                       1,312        53,123
Wilshire Bancorp, Inc.                                       1,455        24,750
                                                                      ----------
                                                                       4,529,942

BIOTECHNOLOGY - 0.66%
Millipore Corp. *                                            4,212       268,978
PRA International *                                          8,146       225,970
                                                                      ----------
                                                                         494,948

BROADCASTING - 0.16%
Sinclair Broadcast Group, Inc., Class A                     12,937       124,454

BUILDING MATERIALS & CONSTRUCTION - 0.34%
Lennox International, Inc.                                   8,900       259,969

BUSINESS SERVICES - 4.97%
Administaff, Inc.                                            9,996       450,320
Barrett Business Services, Inc. *                              100         2,520
Dun & Bradstreet Corp. *                                       439        28,535
Escala Group, Inc. *                                         3,710        61,401
Global Payments, Inc.                                       13,066       572,030
John H. Harland Company                                     16,683       630,617
Kendle International, Inc. *                                 5,718       136,660
PHH Corp. *                                                 25,463       734,862
R.H. Donnelley Corp. *                                      11,849       746,250
Sotheby's Holdings, Inc., Class A *                         14,448       274,945
West Corp. *                                                 2,805       111,274
                                                                      ----------
                                                                       3,749,414

CABLE AND TELEVISION - 0.40%
Insight Communications
Company, Inc., Class A *                                    19,541       227,457
LodgeNet Entertainment Corp. *                               5,340        73,212
                                                                      ----------
                                                                         300,669

CELLULAR COMMUNICATIONS - 0.09%
Tessco Technologies, Inc. *                                  4,373        71,805

CHEMICALS - 1.90%
Albany Molecular Research, Inc. *                            1,616        19,780
FMC Corp. *                                                  8,723       463,802
Glenayre Technologies, Inc. *                                4,500        14,130
Hercules, Inc. *                                             4,700        55,272
Pioneer Companies, Inc. *                                    7,288    $  180,961
Terra Industries, Inc. *                                    82,007       492,862
UAP Holding Corp.                                            5,100        96,798
W. R. Grace & Company *                                     12,197       105,992
                                                                      ----------
                                                                       1,429,597

COMMERCIAL SERVICES - 0.27%
Vertrue, Inc. *                                              5,688       205,507

COMPUTERS & BUSINESS EQUIPMENT - 4.67%
Agilysys, Inc.                                              25,858       492,595
CalAmp Corp. *                                               2,188        25,381
Gerber Scientific, Inc. *                                    9,143        87,224
Intergraph Corp. *                                          15,253       732,449
Komag, Inc. *                                               28,211       985,692
MTS Systems Corp.                                           10,181       359,084
Plexus Corp. *                                               6,700       144,050
Sybase, Inc. *                                                 651        14,615
Sykes Enterprises, Inc. *                                   16,360       225,768
Trident Microsystems, Inc. *                                 5,300        99,852
Western Digital Corp. *                                     23,990       357,931
                                                                      ----------
                                                                       3,524,641

CONSTRUCTION & MINING EQUIPMENT - 0.04%
Kaman Corp., Class A                                         1,614        31,005

CONSTRUCTION MATERIALS - 3.71%
Applied Industrial Technologies, Inc.                       22,928       732,550
Columbus McKinnon Corp. *                                    2,600        54,548
JLG Industries, Inc.                                        14,038       638,729
Universal Forest Products, Inc.                              2,800       160,888
USG Corp. *                                                 19,736     1,207,843
                                                                      ----------
                                                                       2,794,558

CONTAINERS & GLASS - 1.41%
Greif, Inc., Class A                                        10,335       620,617
Silgan Holdings, Inc.                                       12,448       439,290
                                                                      ----------
                                                                       1,059,907

CRUDE PETROLEUM & NATURAL GAS - 0.94%
Cabot Oil & Gas Corp., Class A                               8,907       375,964
Harvest Natural Resources, Inc. *                           27,594       253,313
Swift Energy Company *                                       1,710        78,985
                                                                      ----------
                                                                         708,262

DOMESTIC OIL - 2.91%
Forest Oil Corp. *                                          18,067       809,582
Frontier Oil Corp.                                          21,047       793,051
Giant Industries, Inc. *                                     3,831       205,533
Holly Corp.                                                    200        12,164
Remington Oil Gas Corp. *                                    2,837        94,926
Vintage Petroleum, Inc.                                      4,983       261,010
Williams Clayton Energy, Inc. *                                400        15,228
                                                                      ----------
                                                                       2,191,494

DRUGS & HEALTH CARE - 1.70%
Alliance Imaging, Inc. *                                    12,240        68,054
Alpharma, Inc., Class A                                     26,524       700,764

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
DRUGS & HEALTH CARE (CONTINUED)
Candela Corp. *                                              1,200    $   17,280
CNS, Inc.                                                    8,949       205,827
Conmed Corp. *                                               3,378        76,309
NDCHealth Corp. *                                            3,400        64,056
Nutraceutical International Corp. *                          6,893        88,644
Vital Signs, Inc.                                            1,322        63,099
                                                                      ----------
                                                                       1,284,033

ELECTRICAL EQUIPMENT - 0.73%
A.O. Smith Corp.                                             7,700       280,280
American Science & Engineering, Inc. *                       1,300        87,698
Ampex Corp. *                                                  982        22,095
Lamson & Sessions Company *                                  1,800        43,164
Sirf Technology Holdings, Inc. *                             4,200       116,424
                                                                      ----------
                                                                         549,661

ELECTRICAL UTILITIES - 0.61%
Allegheny Energy, Inc. *                                    16,450       457,803

ELECTRONICS - 3.92%
Ansoft Corp. *                                                 319        11,066
Arrow Electronics, Inc. *                                   26,617       825,127
Avnet, Inc. *                                               14,734       331,515
Imation Corp.                                                1,405        61,764
Itron, Inc. *                                               19,218       898,442
LoJack Corp. *                                               2,590        72,986
Teleflex, Inc.                                              11,002       728,002
Zygo Corp. *                                                 2,000        28,180
                                                                      ----------
                                                                       2,957,082

ENERGY - 1.43%
Energen Corp.                                               29,361     1,077,549

FINANCIAL SERVICES - 1.94%
Calamos Asset Management, Inc.                               1,188        32,195
City Holding Company                                         2,913       106,266
International Bancshares Corp.                               1,319        39,570
Metris Companies, Inc. *                                    48,486       726,805
Stifel Financial Corp. *                                     1,700        63,648
Taylor Capital Group, Inc.                                   1,266        49,615
Westcorp, Inc.                                               6,618       444,994
                                                                      ----------
                                                                       1,463,093

FOOD & BEVERAGES - 2.98%
Chiquita Brands International, Inc.                         14,285       297,128
Del Monte Foods Company *                                    1,700        16,796
Domino's Pizza, Inc.                                        18,336       458,400
M & F Worldwide Corp. *                                      6,876       116,892
Pilgrims Pride Corp.                                        22,766       728,512
Seabord Corp.                                                  344       591,680
Spartan Stores, Inc. *                                       3,400        34,034
                                                                      ----------
                                                                       2,243,442

FOREST PRODUCTS - 0.06%
Rayonier, Inc.                                               1,200        47,688

FUNERAL SERVICES - 0.14%
Alderwoods Group, Inc. *                                     7,183       107,889

GAS & PIPELINE UTILITIES - 1.60%
Nicor, Inc.                                                  5,210    $  208,921
Transmontaigne, Inc. *                                      13,690        85,426
UGI Corp.                                                   41,579       914,738
                                                                      ----------
                                                                       1,209,085

HEALTHCARE PRODUCTS - 4.38%
Cutera, Inc. *                                                 641        25,371
Dade Behring Holdings, Inc.                                 20,310       830,476
DENTSPLY International, Inc.                                 2,272       126,391
Edwards Lifesciences Corp. *                                 8,247       329,798
Haemonetics Corp. *                                         13,733       702,168
Health Tronics, Inc. *                                       4,090        30,021
Henry Schein, Inc. *                                           400        17,060
Hologic, Inc. *                                                933        66,308
ICU Medical, Inc. *                                            500        17,990
Kinetic Concepts, Inc. *                                     1,314        51,180
Owens & Minor, Inc.                                          7,287       206,659
PetMed Express, Inc. *                                      18,130       213,571
Respironics, Inc. *                                          5,180       200,363
SurModics, Inc. *                                           11,586       454,287
Sybron Dental Specialties, Inc. *                              702        30,706
                                                                      ----------
                                                                       3,302,349

HEALTHCARE SERVICES - 2.58%
Genesis HealthCare Corp. *                                  13,964       587,186
Kindred Healthcare, Inc. *                                   2,066        57,290
Magellan Health Services, Inc. *                            16,803       490,984
Per-Se Technologies, Inc. *                                 12,749       291,697
Sierra Health Services, Inc. *                               6,600       516,252
                                                                      ----------
                                                                       1,943,409

HOMEBUILDERS - 1.59%
NVR, Inc. *                                                  1,741     1,196,502

HOTELS & RESTAURANTS - 1.37%
CKE Restaurants, Inc.                                       25,100       316,511
Luby's Cafeterias, Inc. *                                   12,187       155,750
Main Street Restaurant Group, Inc. *                         8,386        41,259
Papa Johns International, Inc. *                             9,509       517,860
                                                                      ----------
                                                                       1,031,380

INDUSTRIAL MACHINERY - 1.32%
Circor International, Inc.                                     700        18,235
Cummins, Inc.                                                9,450       841,050
Flow International Corp. *                                   9,724        82,168
Gardner Denver, Inc. *                                       1,126        54,949
                                                                      ----------
                                                                         996,402

INDUSTRIALS - 0.52%
Clean Harbors, Inc. *                                       12,434       358,845
Michael Baker Corp. *                                        1,225        30,625
                                                                      ----------
                                                                         389,470

INSURANCE - 5.23%
American Financial Group, Inc.                              17,743       659,153
Conseco, Inc. *                                             35,403       793,735
Endurance Specialty Holdings, Ltd.                          14,258       491,188

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II

(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
First American Corp.                                         4,200    $  197,610
Fremont General Corp.                                        6,300       147,483
LandAmerica Financial Group, Inc.                            6,800       440,300
PICO Holdings, Inc. *                                        2,208        74,542
Safety Insurance Group Inc.                                  5,226       209,615
Selective Insurance Group, Inc.                                300        16,791
Stewart Information Services Corp.                           1,100        55,616
Zenith National Insurance Corp.                             18,042       855,191
                                                                      ----------
                                                                       3,941,224

INTERNATIONAL OIL - 0.10%
Callon Petroleum Company *                                   4,400        77,880

INTERNET SERVICE PROVIDER - 1.93%
Blue Coat Systems, Inc. *                                    1,600        72,464
Earthlink, Inc. *                                           80,989       926,514
TriZetto Group, Inc. *                                      11,409       185,396
United Online, Inc.                                         19,248       271,590
                                                                      ----------
                                                                       1,455,964

LEISURE TIME - 2.12%
Bluegreen Corp. *                                            6,749       100,357
DreamWorks Animation SKG, Inc. *                            28,378       719,950
Movie Gallery, Inc.                                         16,424        80,970
Steinway Musical Instruments, Inc. *                         3,632        90,800
Vail Resorts, Inc. *                                        16,214       604,134
                                                                      ----------
                                                                       1,596,211

MANUFACTURING - 1.55%
Blout International, Inc. *                                 20,000       311,000
Mettler-Toledo International, Inc. *                         6,332       361,431
Stanley Works                                               10,397       499,056
                                                                      ----------
                                                                       1,171,487

METAL & METAL PRODUCTS - 3.52%
Crown Holdings, Inc. *                                      25,983       481,725
Earle M. Jorgensen Company *                                 1,841        17,674
Metal Management, Inc.                                      21,814       549,058
Quanex Corp.                                                17,467     1,080,334
Reliance Steel & Aluminum Company                            7,013       452,409
Shiloh Industries, Inc *                                     3,016        39,871
Sun Hydraulics, Inc.                                         1,894        36,118
                                                                      ----------
                                                                       2,657,189

OFFICE FURNISHINGS & SUPPLIES - 0.03%
CompX International, Inc.                                    1,227        19,804

PAPER - 0.02%
Rock-Tenn Company, Class A                                   1,100        14,696

PETROLEUM SERVICES - 3.16%
Core Laboratories NV *                                       4,275       156,037
Lone Star Technologies, Inc. *                                 184         9,016
McDermott International, Inc. *                             20,523       859,093
SEACOR SMIT, Inc. *                                          3,390       228,316
Tesoro Petroleum Corp.                                       5,758       317,093
Veritas DGC, Inc. *                                         24,961       816,225
                                                                      ----------
                                                                       2,385,780

PHARMACEUTICALS - 2.00%
Alkermes, Inc. *                                            39,074    $  710,366
King Pharmaceuticals, Inc. *                                50,773       798,659
                                                                      ----------
                                                                       1,509,025

PUBLISHING - 0.45%
Consolidated Graphics, Inc. *                                  830        42,488
Playboy Enterprises, Inc., Class B *                         6,900        98,877
Scholastic Corp. *                                           5,896       196,160
                                                                      ----------
                                                                         337,525

RAILROADS & EQUIPMENT - 0.38%
Kansas City Southern *                                      11,334       283,010

REAL ESTATE - 2.47%
American Campus Communities, Inc., REIT                      2,345        59,024
Boykin Lodging Company, REIT *                               6,336        76,032
CBL & Associates Properties, Inc., REIT                     19,193       772,518
Innkeepers USA Trust, REIT                                  16,002       279,075
MeriStar Hospitality Corp., REIT *                          22,898       224,171
Mission West Properties, Inc., REIT                          6,596        66,422
PS Business Parks, Inc., REIT                                  600        28,260
Saul Centers, Inc., REIT                                       400        14,908
Tanger Factory Outlet Centers, Inc., REIT                    1,500        41,235
Trizec Properties, Inc., REIT                               13,329       299,636
                                                                      ----------
                                                                       1,861,281

RETAIL GROCERY - 0.50%
Nash-Finch Company                                          14,177       380,936

RETAIL TRADE - 7.75%
Barnes & Noble, Inc.                                        16,424       662,544
Blair Corp.                                                    500        18,650
Building Materials Holding Corp.                            11,809       972,235
Charming Shoppes, Inc. *                                    33,113       389,078
Childrens Place Retail Stores, Inc. *                       15,403       763,989
Genesco, Inc. *                                             13,483       534,601
Longs Drug Stores Corp.                                     23,169       987,694
Pantry, Inc. *                                              10,419       428,221
Payless ShoeSource, Inc. *                                  34,214       781,790
Rite Aid Corp. *                                             4,400        16,236
Sonic Automative, Inc.                                       7,200       149,760
Sportsman's Guide, Inc. *                                    1,482        38,888
Steven Madden, Ltd. *                                        3,085        84,004
Transport World Entertainment Corp. *                        2,749        17,951
                                                                      ----------
                                                                       5,845,641

SEMICONDUCTORS - 1.10%
Cirrus Logic, Inc. *                                         2,700        20,412
Cymer, Inc. *                                                5,213       199,241
Emulex Corp. *                                              25,420       506,621
Kopin Corp. *                                                2,300        15,732
LSI Logic Corp. *                                            2,477        20,336
Netlogic Microsystems, Inc *                                 2,600        67,756
                                                                      ----------
                                                                         830,098

SOFTWARE - 1.06%
Captiva Software Corp. *                                     2,500        55,275

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        ---------   -----------
COMMON STOCKS (CONTINUED)
SOFTWARE (CONTINUED)
CCC Information Services Group, Inc. *                      2,440   $    63,708
DucoCorp, Inc. *                                            2,500        15,800
Parametric Technology Corp. *                              95,871       560,845
Progress Software Corp. *                                   2,038        63,056
SPSS, Inc. *                                                1,300        37,544
                                                                    -----------
                                                                        796,228

STEEL - 0.59%
Alaska Steel Holding Corp. *                                5,755        47,709
Allegheny Technologies, Inc.                                1,500        49,470
Chaparral Steel Company *                                   2,410        60,250
Texas Industries, Inc.                                      5,700       284,316
                                                                    -----------
                                                                        441,745

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.88%
ADTRAN, Inc.                                               16,100       475,916
Comtech Telecommunications Corp. *                         14,825       646,370
Premiere Global Services, Inc. *                           38,981       294,696
                                                                    -----------
                                                                      1,416,982

TELEPHONE - 0.84%
CenturyTel, Inc.                                            9,171       303,560
Cincinnati Bell, Inc. *                                    11,366        44,327
TALK America Holdings, Inc. *                              22,840       219,264
Valor Communications Group, Inc.                            5,586        67,814
                                                                    -----------
                                                                        634,965

TIRES & RUBBER - 1.12%
Goodyear Tire & Rubber Company *                           49,185       842,539

TOBACCO - 0.84%
Loews Corp. - Carolina Group                               15,704       632,086

TOYS, AMUSEMENTS & SPORTING GOODS - 1.01%
Jakks Pacific, Inc. *                                      37,500       764,250

TRANSPORTATION - 0.53%
Heartland Express, Inc.                                     7,530       160,464
Kirby Corp. *                                               2,897       154,120
Offshore Logistics, Inc. *                                  2,856        87,537
                                                                    -----------
                                                                        402,121

TRUCKING & FREIGHT - 1.41%
Arkansas Best Corp.                                         2,953       121,782
EGL, Inc. *                                                 3,000       111,420
Forward Air Corp.                                           4,365       167,834
Knight Transportation, Inc.                                 7,063       227,217
Landstar Systems, Inc.                                      8,102       348,710
Old Dominion Freight Lines, Inc. *                          2,200        83,622
                                                                    -----------
                                                                      1,060,585
                                                                    -----------
TOTAL COMMON STOCKS (Cost $71,362,142)                              $74,954,267
                                                                    -----------

REPURCHASE AGREEMENTS - 0.71%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $536,028 on
   12/01/2005, collateralized by
   $550,000 U.S. Treasury Bill zero
   coupon due 12/22/2005 (valued at
   $548,625 including interest) (c)                      $536,000   $   536,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (Cost $536,000)                         $   536,000
                                                                    -----------

TOTAL INVESTMENTS (SMALL COMPANY FUND)
   (COST $71,898,142) - 100.12%                                     $75,490,267
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%                         (87,931)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $75,402,336
                                                                    ===========

SMALL COMPANY GROWTH FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.52%
ADVERTISING - 0.72%
ValueClick, Inc. *                                           22,690   $  428,387

AEROSPACE - 1.10%
United Industrial Corp.                                      14,971      650,490

APPAREL & TEXTILES - 2.71%
Joseph A. Bank Clothiers, Inc. *                             13,358      668,033
Warnaco Group, Inc. *                                        20,668      507,813
Wolverine World Wide, Inc.                                   19,737      428,688
                                                                      ----------
                                                                       1,604,534

BANKING - 2.97%
East West Bancorp, Inc.                                      11,642      440,533
PrivateBancorp, Inc.                                          7,474      275,716
SVB Financial Group *                                         9,891      475,658
Texas Capital Bancshares, Inc. *                             12,296      296,825
Texas Regional Bancshares, Inc., Class A                      9,198      268,122
                                                                      ----------
                                                                       1,756,854

BIOTECHNOLOGY - 4.25%
Integra LifeSciences Holdings Corp. *                        14,644      535,092
MGI Pharma, Inc. *                                           17,897      353,287
Millipore Corp. *                                             7,424      474,096
Myriad Genetics, Inc. *                                      15,809      303,691
Nektar Therapeutics *                                        19,932      335,256
Protein Design Labs, Inc. *                                  18,420      512,997
                                                                      ----------
                                                                       2,514,419

BROADCASTING - 0.43%
Radio One, Inc., Class A *                                    8,383       93,387
Radio One, Inc., Class D *                                   14,701      162,593
                                                                      ----------
                                                                         255,980

BUILDING MATERIALS & CONSTRUCTION - 1.88%
Eagle Materials, Inc.                                         5,808      667,339

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BUILDING MATERIALS & CONSTRUCTION
(CONTINUED)
Hughes Supply, Inc.                                         11,522    $  446,362
                                                                      ----------
                                                                       1,113,701

BUSINESS SERVICES - 3.94%
Corporate Executive Board Company                            6,371       551,155
CRA International, Inc. *                                    7,996       355,982
Euronet Worldwide, Inc. *                                   18,804       508,084
Global Payments, Inc.                                       10,483       458,946
MPS Group, Inc. *                                           36,298       456,266
                                                                      ----------
                                                                       2,330,433

CELLULAR COMMUNICATIONS - 0.88%
Alamosa Holdings, Inc. *                                    28,026       517,921

CHEMICALS - 1.40%
Rockwood Holdings, Inc. *                                   15,138       276,117
The Scotts Company, Class A                                 11,816       554,407
                                                                      ----------
                                                                         830,524

COMPUTERS & BUSINESS EQUIPMENT - 1.68%
Kronos, Inc. *                                              10,671       505,059
Merge Technologies, Inc. *                                      74         2,112
Micros Systems, Inc. *                                      10,049       485,467
                                                                      ----------
                                                                         992,638

CONSTRUCTION MATERIALS - 1.00%
JLG Industries, Inc.                                        12,945       588,998

COSMETICS & TOILETRIES - 0.87%
Steiner Leisure, Ltd. *                                     13,731       516,011

CRUDE PETROLEUM & NATURAL GAS - 1.75%
Hydril *                                                     6,881       441,072
Unit Corp. *                                                10,922       591,536
                                                                      ----------
                                                                       1,032,608

DOMESTIC OIL - 2.20%
Encore Aquisition Company *                                 17,040       528,922
Range Resources Corp.                                       12,245       456,004
Whiting Petroleum Corp. *                                    7,634       316,429
                                                                      ----------
                                                                       1,301,355

DRUGS & HEALTH CARE - 1.52%
Immucor Corp. *                                             13,649       338,086
Mentor Corp.                                                11,541       562,508
                                                                      ----------
                                                                         900,594

ELECTRICAL EQUIPMENT - 0.44%
Wesco International, Inc. *                                  6,264       261,522

ELECTRONICS - 4.21%
FLIR Systems, Inc. *                                        20,364       503,398
Mercury Computer Systems, Inc. *                            18,321       366,053
Thomas & Betts Corp. *                                      13,818       553,273
Trimble Navigation, Ltd. *                                  14,974       487,853
Varian, Inc. *                                              13,826       580,139
                                                                      ----------
                                                                       2,490,716

FINANCIAL SERVICES - 1.60%
Affiliated Managers Group, Inc. *                            6,521       514,116
Jeffries Group, Inc.                                         9,827    $  432,486
                                                                      ----------
                                                                         946,602

HEALTHCARE PRODUCTS - 4.27%
American Medical Systems Holdings, Inc. *                   25,618       471,371
Gen-Probe, Inc. *                                           12,503       577,264
Nuvasive, Inc. *                                            28,785       495,102
ResMed, Inc. *                                              13,143       536,234
Wright Medical Group, Inc. *                                22,828       442,635
                                                                      ----------
                                                                       2,522,606

HEALTHCARE SERVICES - 3.74%
Cerner Corp. *                                               6,215       599,126
Pediatrix Medical Group, Inc. *                              7,133       603,166
Per-Se Technologies, Inc. *                                 21,625       494,780
The Advisory Board Company *                                10,686       516,348
                                                                      ----------
                                                                       2,213,420

HOTELS & RESTAURANTS - 3.53%
Choice Hotels, Inc.                                         16,359       592,686
Jack In the Box, Inc. *                                     15,096       507,226
P.F. Chang's China Bistro, Inc. *                           11,632       598,466
RARE Hospitality International, Inc. *                      12,194       390,574
                                                                      ----------
                                                                       2,088,952

HOUSEHOLD APPLIANCES - 1.20%
Technical Olympic USA, Inc.                                 14,710       304,939
The Toro Company                                            10,080       405,115
                                                                      ----------
                                                                         710,054

HOUSEHOLD PRODUCTS - 0.70%
Church & Dwight, Inc.                                       12,469       414,220

INDUSTRIAL MACHINERY - 2.36%
Actuant Corp., Class A                                       8,518       451,880
FMC Technologies, Inc. *                                    11,586       476,069
IDEX Corp.                                                  10,569       466,515
                                                                      ----------
                                                                       1,394,464

INSURANCE - 1.63%
HCC Insurance Holdings, Inc.                                15,335       468,484
ProAssurance Corp. *                                         9,967       496,158
                                                                      ----------
                                                                         964,642

INTERNET CONTENT - 0.61%
Digitas, Inc. *                                             28,745       359,313

INTERNET SERVICE PROVIDER - 0.53%
Blue Coat Systems, Inc. *                                    6,934       314,041

INTERNET SOFTWARE - 3.73%
F5 Networks, Inc. *                                          7,243       382,648
Internet Security Systems, Inc. *                           23,000       525,780
Macromedia, Inc. *                                          11,554       518,313
Safenet, Inc. *                                             13,468       478,787
Sapient Corp. *                                             48,220       299,928
                                                                      ----------
                                                                       2,205,456

LEISURE TIME - 2.98%
Imax Corp. *                                                39,928       341,384

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
LEISURE TIME (CONTINUED)
Lions Gate Entertainment Corp. *                           45,398   $   414,938
Penn National Gaming, Inc. *                                7,659       254,049
RC2 Corp. *                                                12,516       442,315
The Nautilus Group, Inc.                                   17,544       310,529
                                                                    -----------
                                                                      1,763,215

MANUFACTURING - 0.47%
Blout International, Inc. *                                17,737       275,810

MEDICAL-HOSPITALS - 2.48%
AmSurg Corp. *                                             13,681       329,849
Lifepoint Hospitals, Inc. *                                14,031       533,880
VCA Antech, Inc. *                                         21,448       599,686
                                                                    -----------
                                                                      1,463,415

MINING - 0.75%
Lincoln Electric Holding, Inc.                             10,818       441,483

PETROLEUM SERVICES - 4.08%
Atwood Oceanics, Inc. *                                     6,324       448,941
Cal Dive International, Inc. *                              7,915       574,708
Core Laboratories NV *                                     15,240       556,260
Grey Wolf, Inc. *                                          56,657       425,494
Superior Energy Services, Inc. *                           18,731       407,774
                                                                    -----------
                                                                      2,413,177

PHARMACEUTICALS - 3.06%
Amylin Pharmaceuticals, Inc. *                             14,427       539,714
Encysive Pharmaceuticals, Inc. *                           28,286       321,612
First Horizon Pharmaceutical Corp. *                       22,042       388,380
United Therapeutics Corp. *                                 7,850       560,725
                                                                    -----------
                                                                      1,810,431

POLLUTION CONTROL - 1.08%
Stericycle, Inc. *                                         10,417       638,770

REAL ESTATE - 0.44%
BioMed Realty Trust, Inc., REIT                            10,037       257,650

RETAIL GROCERY - 0.77%
United Natural Foods, Inc. *                               16,124       452,762

RETAIL TRADE - 3.85%
BJ's Wholesale Club, Inc. *                                15,146       401,218
Childrens Place Retail Stores, Inc. *                      11,315       561,224
Guitar Center, Inc. *                                       7,677       404,885
MSC Industrial Direct Company, Inc., Class A                9,883       386,326
Regis Corp.                                                13,033       520,668
                                                                    -----------
                                                                      2,274,321

SEMICONDUCTORS - 6.07%
Cirrus Logic, Inc. *                                       45,502       343,995
Emulex Corp. *                                             21,678       432,043
FormFactor, Inc. *                                         19,495       547,030
Genesis Microchip, Inc. *                                  14,219       318,506
Microsemi Corp. *                                          29,495       818,486
Tessera Technologies, Inc. *                               16,463       452,732
Varian Semiconductor Equipment Associates,
Inc. *                                                     15,347   $   675,575
                                                                    -----------
                                                                      3,588,367

SOFTWARE - 4.58%
ANSYS, Inc. *                                               9,012       378,684
Avid Technology, Inc. *                                     8,007       404,193
Blackboard, Inc. *                                         18,090       559,705
Epicor Software Corp. *                                    32,246       445,317
Faro Technologies, Inc. *                                  19,693       374,561
MicroStrategy, Inc. *                                       7,407       547,155
                                                                    -----------
                                                                      2,709,615

STEEL - 0.93%
Carpenter Technology Corp.                                  8,388       549,833

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.07%
NETGEAR, Inc. *                                            25,588       493,849
NeuStar, Inc., Class A *                                   10,491       318,087
Polycom, Inc. *                                            26,207       430,057
SBA Communications Corp. *                                 30,973       571,142
                                                                    -----------
                                                                      1,813,135

TOYS, AMUSEMENTS & SPORTING GOODS - 0.64%
Marvel Entertainment, Inc. *                               23,242       378,147

TRANSPORTATION - 1.28%
Heartland Express, Inc.                                    16,803       358,072
Kirby Corp. *                                               7,477       397,776
                                                                    -----------
                                                                        755,848

TRUCKING & FREIGHT - 3.14%
Forward Air Corp.                                          11,127       427,833
Knight Transportation, Inc.                                14,971       481,617
Old Dominion Freight Lines, Inc. *                         13,004       494,282
Swift Transportation, Inc. *                               23,209       454,432
                                                                    -----------
                                                                      1,858,164
                                                                    -----------
TOTAL COMMON STOCKS (Cost $53,771,976)                              $57,665,598
                                                                    -----------

REPURCHASE AGREEMENTS - 2.67%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $1,579,083 on
   12/01/2005, collateralized by
   $1,645,000 U.S. Treasury Notes,
   3.875% due 05/15/2010 (valued at
   $1,612,686, including interest) (c)                 $1,579,000   $ 1,579,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,579,000)                                                $ 1,579,000
                                                                    -----------
TOTAL INVESTMENTS (SMALL COMPANY GROWTH FUND)
   (COST $55,350,976) - 100.19%                                     $59,244,598
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19)%                        (114,793)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $59,129,805
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.09%
AEROSPACE - 1.05%
EDO Corp.                                                   52,700   $ 1,403,401
Woodward Governor Company                                   24,100     1,968,247
                                                                     -----------
                                                                       3,371,648

APPAREL & TEXTILES - 0.94%
Culp, Inc. *                                                40,000       200,400
G & K Services, Class A                                     73,900     2,833,326
                                                                     -----------
                                                                       3,033,726

AUTO PARTS - 0.19%
Accuride Corp. *                                            47,500       617,500

AUTO SERVICES - 1.06%
Dollar Thrifty Automotive Group, Inc. *                     91,000     3,412,500

BANKING - 7.16%
Boston Private Financial Holdings, Inc.                     36,500     1,131,500
East West Bancorp, Inc.                                    134,600     5,093,264
First Republic Bank                                        138,050     5,352,198
Netbank, Inc.                                              121,400       897,146
SVB Financial Group *                                      106,000     5,097,540
Texas Regional Bancshares, Inc., Class A                   186,480     5,435,892
                                                                     -----------
                                                                      23,007,540

BIOTECHNOLOGY - 1.34%
Exelixis, Inc. *                                           131,700     1,064,136
Lexicon Genetics, Inc. *                                   197,400       746,172
Myriad Genetics, Inc. *                                    129,600     2,489,616
                                                                     -----------
                                                                       4,299,924

BROADCASTING - 0.36%
Saga Communications, Inc., Class A *                        91,900     1,141,398

BUILDING MATERIALS & CONSTRUCTION - 0.36%
ElkCorp                                                     34,200     1,168,956

BUSINESS SERVICES - 4.07%
Electro Rent Corp. *                                        98,900     1,382,622
FTI Consulting, Inc. *                                      88,300     2,504,188
McGrath Rentcorp                                           136,900     3,913,971
MPS Group, Inc. *                                          253,400     3,185,238
StarTek, Inc.                                               44,500       739,145
Wireless Facilities, Inc. *                                243,700     1,350,098
                                                                     -----------
                                                                      13,075,262

CHEMICALS - 2.46%
Airgas, Inc.                                               106,100     3,299,710
Arch Chemicals, Inc.                                        78,000     2,219,100
MacDermid, Inc.                                             84,400     2,397,804
                                                                     -----------
                                                                       7,916,614

COMPUTERS & BUSINESS EQUIPMENT - 1.02%
Brooks Automation, Inc. *                                  255,798     3,289,562

CONSTRUCTION & MINING EQUIPMENT - 0.81%
Carbo Ceramics, Inc.                                        44,300     2,612,814

CONSTRUCTION MATERIALS - 3.89%
Ameron International Corp.                                  38,800     1,744,060
Florida Rock Industries, Inc.                               83,337     4,156,016
JLG Industries, Inc.                                       145,000   $ 6,597,500
                                                                     -----------
                                                                      12,497,576

CONTAINERS & GLASS - 0.48%
West Pharmaceutical Services, Inc.                          61,900     1,545,643

CRUDE PETROLEUM & NATURAL GAS - 0.22%
Cimarex Energy Company *                                    18,341       713,648

DOMESTIC OIL - 3.81%
Forest Oil Corp. *                                          97,000     4,346,570
TETRA Technologies, Inc. *                                 143,800     4,213,340
Union Drilling, Inc. *                                      16,800       244,608
Whiting Petroleum Corp. *                                   83,100     3,444,495
                                                                     -----------
                                                                      12,249,013

DRUGS & HEALTH CARE - 1.32%
Arrow International, Inc.                                   59,200     1,765,936
Diversa Corp. *                                            155,000       793,600
Landauer, Inc.                                              34,400     1,682,160
                                                                     -----------
                                                                       4,241,696

ELECTRICAL EQUIPMENT - 1.86%
C & D Technologies, Inc.                                    94,100       696,340
Genlyte Group, Inc. *                                       48,300     2,545,410
Littelfuse, Inc. *                                          73,444     1,905,137
Methode Electronics, Inc., Class A                          78,900       824,505
                                                                     -----------
                                                                       5,971,392

ELECTRICAL UTILITIES - 2.49%
Black Hills Corp.                                           69,700     2,547,535
Cleco Corp.                                                 79,300     1,750,944
El Paso Electric Company *                                  91,200     1,972,656
Otter Tail Corp.                                            37,300     1,120,865
Pike Electric Corp. *                                       33,700       609,633
                                                                     -----------
                                                                       8,001,633

ELECTRONICS - 2.40%
Analogic Corp.                                              21,600     1,035,936
Belden CDT, Inc.                                           102,450     2,393,232
Franklin Electric, Inc.                                    101,000     4,292,500
                                                                     -----------
                                                                       7,721,668

FOOD & BEVERAGES - 0.22%
Centerplate, Inc.                                           56,600       714,292

FOREST PRODUCTS - 0.82%
Deltic Timber Corp.                                         58,800     2,647,176

FURNITURE & FIXTURES - 0.73%
Stanley Furniture Company, Inc.                             94,400     2,350,560

GAS & PIPELINE UTILITIES - 0.94%
Southwest Gas Corp.                                         45,900     1,224,612
Valley National Gases, Inc. *                               14,000       257,600
Vectren Corp.                                               57,100     1,550,265
                                                                     -----------
                                                                       3,032,477

GOLD - 0.57%
Meridian Gold, Inc. *                                       94,400     1,816,256

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS - 1.20%
Owens & Minor, Inc.                                       135,700    $ 3,848,452

HOTELS & RESTAURANTS - 1.68%
RARE Hospitality International, Inc. *                    130,250      4,171,908
Ruby Tuesday, Inc.                                         50,000      1,216,000
                                                                     -----------
                                                                       5,387,908

INDUSTRIAL MACHINERY - 1.13%
IDEX Corp.                                                 82,250      3,630,515

INSURANCE - 5.44%
Markel Corp. *                                              9,200      2,918,700
Max Re Capital, Ltd.                                      101,700      2,715,390
Midland Company                                            62,610      2,366,658
ProAssurance Corp. *                                      117,000      5,824,260
Scottish Re Group, Ltd.                                    45,800      1,155,534
Triad Guaranty, Inc. *                                     57,299      2,484,485
                                                                     -----------
                                                                      17,465,027

INTERNET SOFTWARE - 0.34%
RSA Security, Inc. *                                       83,400      1,084,200

INVESTMENT COMPANIES - 2.09%
Allied Capital Corp.                                       93,000      2,813,250
American Capital Strategies, Ltd.                          38,500      1,476,860
First Financial Fund, Inc. *                              115,900      2,439,695
                                                                     -----------
                                                                       6,729,805

LEISURE TIME - 1.26%
SCP Pool Corp.                                            103,999      4,048,681

LIFE SCIENCES - 0.50%
Symyx Technologies, Inc. *                                 58,500      1,594,125

MANUFACTURING - 2.16%
AptarGroup, Inc.                                           68,400      3,751,740
Nordson Corp.                                              80,444      3,203,280
                                                                     -----------
                                                                       6,955,020

METAL & METAL PRODUCTS - 3.05%
Gibraltar Industries, Inc.                                123,100      2,706,969
Matthews International Corp., Class A                     121,185      4,761,359
Metal Management, Inc.                                     93,200      2,345,844
                                                                     -----------
                                                                       9,814,172

MINING - 1.72%
Penn Virginia Corp.                                        92,700      5,530,482

MOBILE HOMES - 0.56%
Skyline Corp.                                              47,000      1,797,750

MUTUAL FUNDS - 0.98%
iShares Russell 2000 Index Fund                            22,600      1,524,370
iShares Russell 2000 Value Index Fund                      24,400      1,633,580
                                                                     -----------
                                                                       3,157,950

NEWSPAPERS - 0.51%
Journal Register Company *                                104,300      1,630,209

PAPER - 0.75%
Chesapeake Corp.                                           33,800        594,880
Wausau-Mosinee Paper Corp.                                153,900    $ 1,819,098
                                                                     -----------
                                                                       2,413,978

PETROLEUM SERVICES - 3.37%
Atwood Oceanics, Inc. *                                    29,200      2,072,908
Lone Star Technologies, Inc. *                             40,300      1,974,700
TODCO *                                                   112,600      4,680,782
W-H Energy Services, Inc. *                                62,900      2,096,457
                                                                     -----------
                                                                      10,824,847

PUBLISHING - 0.19%
Courier Corp.                                              17,000        598,230

RAILROADS & EQUIPMENT - 0.88%
Genesee & Wyoming, Inc., Class A                           84,500      2,840,890

REAL ESTATE - 6.01%
Bedford Property Investments, Inc., REIT                   52,800      1,214,400
Columbia Equity Trust, Inc., REIT                          54,000        782,460
First Potomac Realty Trust, REIT                           91,200      2,521,680
Glenborough Realty Trust, Inc., REIT                       53,700      1,018,689
Innkeepers USA Trust, REIT                                 82,100      1,431,824
Kilroy Realty Corp., REIT                                  87,100      5,365,360
LaSalle Hotel Properties, REIT                             88,300      2,972,178
Strategic Hotel Cap, Inc., REIT                           106,000      1,957,820
Washington REIT                                            65,600      2,052,624
                                                                     -----------
                                                                      19,317,035

RETAIL GROCERY - 0.61%
Nash-Finch Company                                         40,100      1,077,487
Wild Oats Markets, Inc. *                                  72,600        877,008
                                                                     -----------
                                                                       1,954,495

RETAIL TRADE - 5.48%
Aaron Rents, Inc., Class A                                  5,350         96,300
Aaron Rents, Inc., Class B                                237,400      4,930,798
Casey's General Stores, Inc.                              129,100      2,971,882
CSS Industries, Inc.                                       67,950      2,266,812
Fred's, Inc., Class A                                      74,900      1,244,089
Hancock Fabrics, Inc.                                      93,100        418,950
Haverty Furniture Companies, Inc.                         157,000      2,025,300
Stein Mart, Inc.                                          211,900      3,665,870
                                                                     -----------
                                                                      17,620,001

SANITARY SERVICES - 2.20%
Casella Waste Systems, Inc., Class A *                    162,900      1,993,896
Insituform Technologies, Inc., Class A *                  133,100      2,644,697
Synagro Technologies, Inc.                                 99,900        399,600
Waste Connections, Inc. *                                  58,350      2,032,914
                                                                     -----------
                                                                       7,071,107

SEMICONDUCTORS - 1.20%
ATMI, Inc. *                                               62,100      1,776,681
Entegris, Inc. *                                          204,137      2,061,784
                                                                     -----------
                                                                       3,838,465

SOFTWARE - 3.72%
Packeteer, Inc. *                                         166,400      1,530,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Progress Software Corp. *                                 108,700   $  3,363,178
SPSS, Inc. *                                               96,400      2,784,032
Websense, Inc. *                                           65,900      4,280,205
                                                                    ------------
                                                                      11,958,295

STEEL - 1.12%
Carpenter Technology Corp.                                 54,700      3,585,585

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.30%
Premiere Global Services, Inc. *                          126,200        954,072

TIRES & RUBBER - 0.39%
Myers Indiana, Inc.                                        89,800      1,256,302

TOBACCO - 0.10%
Alliance One International, Inc.                          103,100        315,486

TRANSPORTATION - 3.45%
Kirby Corp. *                                              75,100      3,995,320
Macquarie Infrastructure Company Trust *                   66,000      2,026,200
UTI Worldwide, Inc.                                        51,900      5,049,351
                                                                    ------------
                                                                      11,070,871
TRUCKING & FREIGHT - 3.13%
Landstar Systems, Inc. *                                  233,800     10,062,752
                                                                    ------------
TOTAL COMMON STOCKS (Cost $291,679,844)                             $308,807,181
                                                                    ------------

SHORT TERM INVESTMENTS - 3.05%
T. Rowe Price Reserve Investment Fund (c)              $9,803,666   $  9,803,666
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $9,803,666)                      $  9,803,666
                                                                    ------------

REPURCHASE AGREEMENTS - 0.56%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $1,785,094 on
   12/01/2005, collateralized by
   $1,830,000 U.S. Treasury Bills, zero
   coupon due 12/22/2005 (valued at
   $1,825,425, including interest) (c)                 $1,785,000   $  1,785,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $1,785,000)                       $  1,785,000
                                                                    ------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE FUND)
   (COST $303,268,510) - 99.70%                                     $320,395,847
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%                            968,628
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $321,364,475
                                                                    ============

SPECIAL VALUE FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 91.27%

AEROSPACE - 2.16%
DRS Technologies, Inc.                                      17,212    $  850,273
Fairchild Corp. Class A *                                   12,964        29,817
HEICO Corp., Class A                                        31,701    $  572,203
Orbital Sciences Corp., Class A *                           56,905       686,274
                                                                      ----------
                                                                       2,138,567

AIR TRAVEL - 0.44%
SkyWest, Inc.                                               14,553       432,224

APPAREL & TEXTILES - 0.96%
Timberland Company, Class A *                               28,804       953,124

AUTO PARTS - 1.08%
Lear Corp.                                                  38,178     1,062,875

BANKING - 9.72%
Amcore Financial, Inc.                                      24,152       755,233
BancTrust Financial Group, Inc.                              9,151       184,667
Cascade Financial Corp.                                      2,369        43,447
Central Pacific Financial Corp.                             16,133       590,468
City Bank Lynwood Washington                                 3,093       106,554
Cullen Frost Bankers, Inc.                                  16,280       876,841
First Charter Corp.                                         32,597       816,229
First Security Group, Inc.                                  57,991       572,371
First State Bancorporation                                  33,775       835,594
IBERIABANK Corp.                                             6,352       348,788
Midwest Banc Holdings, Inc.                                 18,310       413,623
Pacific Capital Bancorp                                     29,698     1,108,329
Sterling Bancorp                                            18,402       367,310
Tompkins Trustco, Inc.                                       3,597       162,584
UCBH Holdings, Inc.                                         44,700       788,508
Umpqua Holdings Corp.                                       38,925     1,028,399
Webster Financial Corp.                                     12,653       605,573
                                                                      ----------
                                                                       9,604,518

BUILDING MATERIALS & CONSTRUCTION - 0.21%
Fiberstars, Inc. *                                          21,500       212,420

BUSINESS SERVICES - 4.39%
Black Box Corp.                                             19,644       917,571
John H. Harland Company                                     16,547       625,477
Korn/Ferry International *                                   8,763       150,899
Labor Ready, Inc. *                                         46,264     1,021,509
Perot Systems Corp., Class A *                              49,254       684,631
Watson Wyatt & Company Holdings                             34,973       941,473
                                                                      ----------
                                                                       4,341,560

CHEMICALS - 3.00%
A. Schulman, Inc.                                           26,594       555,549
Cabot Microelectronics Corp. *                              16,510       510,654
Georgia Gulf Corp.                                           9,100       253,526
Lyondell Chemical Company                                   18,374       467,251
Olin Corp.                                                  31,602       608,338
OM Group, Inc. *                                            36,300       572,814
                                                                      ----------
                                                                       2,968,132

COMPUTERS & BUSINESS EQUIPMENT - 1.18%
Pomeroy Computer Resources, Inc. *                          37,109       298,727
Rimage Corp. *                                              13,290       380,759

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Tech Data Corp. *                                           12,409    $  487,798
                                                                      ----------
                                                                       1,167,284

CONSTRUCTION & MINING EQUIPMENT - 1.22%
National Oilwell, Inc. *                                    19,867     1,204,338

CONSTRUCTION MATERIALS - 1.48%
EMCOR Group, Inc. *                                         13,767       974,015
Patrick Industries, Inc. *                                  45,453       488,620
                                                                      ----------
                                                                       1,462,635

CONTAINERS & GLASS - 1.11%
Smurfit-Stone Container Corp. *                             86,535     1,096,398

COSMETICS & TOILETRIES - 1.16%
Steiner Leisure, Ltd. *                                     30,548     1,147,994

CRUDE PETROLEUM & NATURAL GAS - 1.78%
Newfield Exploration Company *                              16,284       753,298
XTO Energy, Inc.                                            24,668     1,003,741
                                                                      ----------
                                                                       1,757,039

DOMESTIC OIL - 0.99%
Denbury Resources, Inc. *                                   43,330       980,991

EDUCATIONAL SERVICES - 0.50%
Leapfrog Enterprises, Inc., Class A *                       37,557       489,743

ELECTRICAL EQUIPMENT - 0.98%
Tektronix, Inc.                                             37,667       963,899

ELECTRICAL UTILITIES - 0.22%
MGE Energy, Inc.                                             6,205       217,920

ELECTRONICS - 2.18%
ATI Technologies, Inc. *                                    54,155       885,976
Bel Fuse, Inc., Class B                                      8,356       280,177
Mercury Computer Systems, Inc. *                            19,915       397,902
Woodhead Industries, Inc.                                   45,380       589,032
                                                                      ----------
                                                                       2,153,087

ENERGY - 0.46%
New Jersey Resources Corp.                                  10,602       450,691

FINANCIAL SERVICES - 1.80%
Financial Federal Corp.                                     15,277       617,496
Portfolio Recovery Associates, Inc. *                       30,358     1,163,319
                                                                      ----------
                                                                       1,780,815

FOOD & BEVERAGES - 1.24%
Del Monte Foods Company *                                  124,561     1,230,663

FURNITURE & FIXTURES - 0.61%
Furniture Brands International, Inc.                        30,169       601,872

GAS & PIPELINE UTILITIES - 0.46%
Northwest Natural Gas Company                               13,189       453,174

HEALTHCARE SERVICES - 3.44%
AMERIGROUP Corp. *                                          29,640       553,083
Apria Healthcare Group, Inc. *                              29,281       716,213
Cross Country Healthcare, Inc. *                            51,405       949,964
MedQuist, Inc. *                                            36,465       391,999
National Dentex Corp. *                                     38,837    $  784,010
                                                                      ----------
                                                                       3,395,269

HOTELS & RESTAURANTS - 0.99%
Benihana, Inc. Class A *                                    11,691       207,048
O'Charley's, Inc. *                                         52,891       767,448
                                                                      ----------
                                                                         974,496

INDUSTRIAL MACHINERY - 4.70%
Albany International Corp., Class A                         31,483     1,200,447
IDEX Corp.                                                  30,662     1,353,421
Kennametal, Inc.                                            16,887       925,239
Lindsay Manufacturing Company                                9,948       184,734
Sauer-Danfoss, Inc.                                         54,381       978,314
                                                                      ----------
                                                                       4,642,155

INDUSTRIALS - 2.11%
Crane Company                                               34,784     1,104,392
Harsco Corp.                                                14,777       981,932
                                                                      ----------
                                                                       2,086,324

INSURANCE - 4.62%
CNA Surety Corp. *                                          39,126       577,891
EMC Insurance Group, Inc.                                   19,000       371,640
Midland Company                                             27,042     1,022,187
PMI Group, Inc.                                             29,733     1,207,160
RLI Corp.                                                   14,685       766,557
Triad Guaranty, Inc. *                                      14,424       625,425
                                                                      ----------
                                                                       4,570,860

INTERNET SOFTWARE - 0.59%
McAfee, Inc. *                                              21,062       585,734

LEISURE TIME - 0.38%
K2, Inc. *                                                  37,232       378,277

MANUFACTURING - 5.19%
AptarGroup, Inc.                                            17,227       944,901
Kaydon Corp.                                                32,127     1,039,630
Pentair, Inc.                                               34,140     1,304,148
Roper Industries, Inc.                                      31,668     1,247,719
Snap-on, Inc.                                               15,755       588,764
                                                                      ----------
                                                                       5,125,162

MEDICAL-HOSPITALS - 0.77%
RehabCare Group, Inc. *                                     39,067       756,337

METAL & METAL PRODUCTS - 2.63%
Gibraltar Industries, Inc.                                  40,719       895,411
Mueller Industries, Inc.                                    21,402       579,352
Timken Company                                              36,339     1,125,782
                                                                      ----------
                                                                       2,600,545

MUTUAL FUNDS - 6.24%
iShares Nasdaq Biotechnology Index Fund *                   17,050     1,307,905
iShares Russell 2000 Value Index Fund                       72,523     4,855,415
                                                                      ----------
                                                                       6,163,320

OFFICE FURNISHINGS & SUPPLIES - 1.72%
IKON Office Solutions, Inc.                                 64,784       651,727

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
OFFICE FURNISHINGS & SUPPLIES
(CONTINUED)
United Stationers, Inc. *                                   21,371   $ 1,047,179
                                                                     -----------
                                                                       1,698,906

PAPER - 0.43%
Pope & Talbot, Inc.                                         52,864       422,383

PETROLEUM SERVICES - 1.07%
Superior Well Services, Inc. *                              10,865       228,817
TODCO *                                                     19,876       826,245
                                                                     -----------
                                                                       1,055,062

PHARMACEUTICALS - 1.22%
Bentley Pharmaceuticals, Inc. *                             67,083     1,201,456

RAILROADS & EQUIPMENT - 0.86%
Wabtec Corp.                                                32,879       849,265

REAL ESTATE - 4.87%
American Land Lease, Inc., REIT                             15,998       379,153
Cousins Properties, Inc., REIT                              26,747       744,636
Duke Realty Corp., REIT                                     11,209       381,106
Equity One, Inc., REIT                                      24,429       580,433
Host Marriott Corp., REIT                                   35,695       638,941
LaSalle Hotel Properties, REIT                              21,820       734,461
Liberty Property Trust, REIT                                 9,996       424,430
Pan Pacific Retail Properties, Inc., REIT                   13,837       931,230
                                                                     -----------
                                                                       4,814,390

RETAIL TRADE - 3.39%
Cato Corp., Class A                                         56,168     1,213,229
Deb Shops, Inc.                                             15,825       460,191
Dillard's, Inc., Class A                                    26,171       548,806
Linens'n Things, Inc. *                                     23,893       611,900
The Buckle, Inc.                                            15,777       517,485
                                                                     -----------
                                                                       3,351,611

SEMICONDUCTORS - 1.61%
Exar Corp. *                                                46,183       570,822
Varian Semiconductor Equipment Associates, Inc. *           23,243     1,023,157
                                                                     -----------
                                                                       1,593,979

SOFTWARE - 1.98%
Dendrite International, Inc. *                              34,437       648,793
EPIQ Systems, Inc. *                                        36,417       692,287
Micromuse, Inc. *                                           32,987       244,434
NetIQ Corp. *                                               31,109       371,752
                                                                     -----------
                                                                       1,957,266

TIRES & RUBBER - 1.04%
Cooper Tire & Rubber Company                                69,953     1,029,009

TRANSPORTATION - 0.83%
Kirby Corp. *                                               15,369       817,631

TRAVEL SERVICES - 0.23%
Pegasus Solutions, Inc. *                                   32,401       230,371

TRUCKING & FREIGHT - 1.03%
Arkansas Best Corp.                                         24,803   $ 1,022,876
                                                                     -----------
TOTAL COMMON STOCKS (Cost $86,386,405)                               $90,194,647
                                                                     -----------

CORPORATE BONDS - 0.10%

METAL & METAL PRODUCTS - 0.10%
Mueller Industries, Inc.
6.00% due 11/01/2014                                    $  109,000       104,640
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $106,212)                                $   104,640
                                                                     -----------

REPURCHASE AGREEMENTS - 9.63%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $9,518,502 on
   12/01/2005, collateralized by
   $9,905,000 U.S. Treasury Notes,
   3.875% due 05/15/2010 (valued at
   9,710,426, including interest) (c)                   $9,518,000   $ 9,518,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (Cost $9,518,000)                        $ 9,518,000
                                                                     -----------
TOTAL INVESTMENTS (SPECIAL VALUE FUND)
   (COST $96,010,617) - 101.00%                                      $99,817,287
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.00)%                         (991,887)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $98,825,400
                                                                     ===========

SPECTRUM INCOME FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 18.66%
AEROSPACE - 0.32%
Lockheed Martin Corp.                                       16,100    $  975,660
Raytheon Company                                            22,900       879,818
                                                                      ----------
                                                                       1,855,478

ALUMINUM - 0.13%
Alcoa, Inc.                                                 27,100       742,811

AUTO PARTS - 0.12%
Genuine Parts Company                                       16,200       717,822

AUTOMOBILES - 0.04%
Ford Motor Company                                          26,200       213,006

BANKING - 0.90%
AmSouth Bancorp                                                390        10,370
Bank of America Corp.                                       19,160       879,252
Bank of Ireland - London                                    26,000       402,181
BB&T Corp.                                                     300        12,765
Citizens Banking Corp.                                         300         8,877
Comerica, Inc.                                                 180        10,381
Fifth Third Bancorp                                         26,900     1,083,263
Mercantile Bankshares Corp.                                  7,600       451,516
National City Corp.                                         13,070       443,204
Northern Trust Corp.                                         7,400       389,906

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         ----------   ----------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
Regions Financial Corp.                                        660    $   22,235
SunTrust Banks, Inc.                                        12,100       880,154
US Bancorp                                                   2,530        76,608
Wells Fargo Company                                          7,400       465,090
Wilmington Trust Corp.                                       2,800       113,372
                                                                      ----------
                                                                       5,249,174

BIOTECHNOLOGY - 0.12%
MedImmune, Inc. *                                           19,200       689,472

BROADCASTING - 0.25%
Viacom, Inc., Class B                                       44,500     1,486,300

BUSINESS SERVICES - 0.07%
Cendant Corp.                                               23,000       408,710

CABLE AND TELEVISION - 0.52%
Comcast Corp., Class A *                                    39,200     1,034,880
EchoStar Communications Corp., Class A                      12,400       320,416
Rogers Wireless, Inc.                                        5,875       224,484
Time Warner, Inc.                                           81,100     1,458,178
                                                                      ----------
                                                                       3,037,958

CELLULAR COMMUNICATIONS - 0.21%
Motorola, Inc.                                              40,600       978,054
Nextel Partners, Inc., Class A *                             9,850       261,025
                                                                      ----------
                                                                       1,239,079

CHEMICALS - 0.26%
Chemtura Corp.                                              15,000       180,750
E.I. Du Pont De Nemours & Company                           26,190     1,119,622
Hercules, Inc. *                                            19,200       225,792
                                                                      ----------
                                                                       1,526,164

COMPUTERS & BUSINESS EQUIPMENT - 0.57%
Cisco Systems, Inc. *                                       41,000       719,140
Hewlett-Packard Company                                     34,900     1,035,483
International Business Machines Corp.                       17,500     1,555,750
                                                                      ----------
                                                                       3,310,373

CONSTRUCTION MATERIALS - 0.11%
Vulcan Materials Company                                     9,500       633,650

COSMETICS & TOILETRIES - 0.63%
Avon Products, Inc.                                         29,900       817,765
Colgate-Palmolive Company                                   25,500     1,390,260
International Flavors & Fragrances, Inc.                    23,000       748,420
Kimberly-Clark Corp.                                        11,900       701,862
                                                                      ----------
                                                                       3,658,307

CRUDE PETROLEUM & NATURAL GAS - 0.56%
Amerada Hess Corp.                                          10,260     1,257,055
ChevronTexaco Corp.                                         35,150     2,014,447
                                                                      ----------
                                                                       3,271,502

DRUGS & HEALTH CARE - 0.19%
Wyeth                                                       27,000     1,122,120

ELECTRICAL EQUIPMENT - 0.64%
Cooper Industries, Ltd., Class A                            12,100       880,154
General Electric Company                                    80,700    $2,882,604
                                                                      ----------
                                                                       3,762,758

ELECTRICAL UTILITIES - 0.19%
FirstEnergy Corp.                                           17,090       802,546
Pinnacle West Capital Corp.                                  2,800       116,172
TECO Energy, Inc.                                           11,900       208,131
                                                                      ----------
                                                                       1,126,849

ELECTRONICS - 0.11%
Sony Corp.                                                  18,000       669,313

ENERGY - 0.47%
Duke Energy Corp.                                           45,865     1,231,934
Progress Energy, Inc.                                       18,970       849,477
Xcel Energy, Inc.                                           36,030       666,915
                                                                      ----------
                                                                       2,748,326

FINANCIAL SERVICES - 1.57%
Ameriprise Financial, Inc.                                   5,000       210,250
Charles Schwab Corp.                                        77,100     1,175,775
Citigroup, Inc.                                             12,840       623,382
Federal National Mortgage Association                       11,000       528,550
Janus Capital Group, Inc.                                   15,000       287,550
JPMorgan Chase & Company                                    65,030     2,487,397
Mellon Financial Corp.                                      34,900     1,174,036
Morgan Stanley                                              27,100     1,518,413
PNC Financial Services Group, Inc.                             180        11,479
State Street Corp.                                          20,200     1,165,338
Washington Mutual, Inc.                                        240         9,886
                                                                      ----------
                                                                       9,192,056

FOOD & BEVERAGES - 0.71%
Campbell Soup Company                                       26,900       812,649
ConAgra Foods, Inc.                                          7,700       165,550
General Mills, Inc.                                         20,200       960,106
Interstate Bakeries Corp. *                                 25,825       206,083
McCormick & Company, Inc.                                   13,600       424,592
The Coca-Cola Company                                       32,300     1,378,887
Unilever NV                                                  3,400       228,691
                                                                      ----------
                                                                       4,176,558

GAS & PIPELINE UTILITIES - 0.25%
NiSource, Inc.                                              59,235     1,275,330
Williams Companies, Inc.                                     9,695       208,442
                                                                      ----------
                                                                       1,483,772

HEALTHCARE PRODUCTS - 0.43%
Baxter International, Inc.                                  17,500       680,575
Boston Scientific Corp. *                                   22,000       582,560
Johnson & Johnson                                           20,100     1,241,175
                                                                      ----------
                                                                       2,504,310

HOTELS & RESTAURANTS - 0.11%
McDonald's Corp.                                            19,100       646,535

HOUSEHOLD PRODUCTS - 0.29%
Fortune Brands, Inc.                                         8,900       693,844

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         ----------   ----------
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS (CONTINUED)
Newell Rubbermaid, Inc.                                     43,200    $  996,624
                                                                      ----------
                                                                       1,690,468

INDUSTRIAL MACHINERY - 0.34%
Deere & Company                                             18,900     1,310,715
Pall Corp.                                                  24,500       680,120
                                                                      ----------
                                                                       1,990,835

INSURANCE - 1.16%
American International Group, Inc.                          13,400       899,676
Chubb Corp.                                                  7,700       745,668
Lincoln National Corp.                                      17,500       909,650
Marsh & McLennan Companies, Inc.                            62,000     1,915,180
SAFECO Corp.                                                 8,300       466,875
St. Paul Travelers Companies, Inc.                          21,500     1,000,395
UnumProvident Corp.                                         37,800       831,600
                                                                      ----------
                                                                       6,769,044

INTERNATIONAL OIL - 0.43%
Anadarko Petroleum Corp.                                     9,400       851,734
Royal Dutch Petroleum Company - NY Shares                   26,620     1,640,324
                                                                      ----------
                                                                       2,492,058

LEISURE TIME - 0.16%
Walt Disney Company                                         37,800       942,354

LIQUOR - 0.24%
Anheuser-Busch Companies, Inc.                              32,100     1,404,054

MANUFACTURING - 0.38%
Eaton Corp.                                                  6,300       401,436
Honeywell International, Inc.                               39,200     1,432,368
Tyco International, Ltd.                                    13,700       390,724
                                                                      ----------
                                                                       2,224,528

METAL & METAL PRODUCTS - 0.04%
Inco, Ltd.                                                   5,000       219,950

NEWSPAPERS - 0.26%
Dow Jones & Company, Inc.                                   24,600       839,106
Knight-Ridder, Inc.                                         11,400       688,560
                                                                      ----------
                                                                       1,527,666

OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                        16,200       952,398

PAPER - 0.39%
International Paper Company                                 56,170     1,771,040
MeadWestvaco Corp.                                          17,920       501,581
                                                                      ----------
                                                                       2,272,621

PETROLEUM SERVICES - 0.61%
BP PLC, SADR                                                14,800       974,432
Exxon Mobil Corp.                                           33,700     1,955,611
Schlumberger, Ltd.                                           6,900       660,537
                                                                      ----------
                                                                       3,590,580

PHARMACEUTICALS - 0.81%
Abbott Laboratories                                         16,200       610,902
Bristol-Myers Squibb Company                                43,000       928,370
Eli Lilly & Company                                          5,500       277,750
Merck & Company, Inc.                                       50,940    $1,497,636
Pfizer, Inc.                                                34,200       725,040
Schering-Plough Corp.                                       35,100       678,132
                                                                      ----------
                                                                       4,717,830

PHOTOGRAPHY - 0.10%
Eastman Kodak Company                                       24,700       592,059

PUBLISHING - 0.40%
The New York Times Company, Class A                         43,200     1,188,000
Tribune Company                                             35,700     1,141,329
                                                                      ----------
                                                                       2,329,329

RAILROADS & EQUIPMENT - 0.40%
Norfolk Southern Corp.                                      17,500       774,200
Union Pacific Corp.                                         20,700     1,584,378
                                                                      ----------
                                                                       2,358,578

REAL ESTATE - 0.12%
Equity Residential, REIT                                       300        12,228
Simon Property Group, Inc., REIT                             7,300       564,363
Weingarten Realty Investors, REIT                            2,585        97,635
                                                                      ----------
                                                                         674,226

RETAIL GROCERY - 0.05%
Sysco Corp.                                                  9,500       307,040

RETAIL TRADE - 0.41%
Home Depot, Inc.                                            14,900       622,522
RadioShack Corp.                                            14,000       319,340
Wal-Mart Stores, Inc.                                       29,600     1,437,376
                                                                      ----------
                                                                       2,379,238

SANITARY SERVICES - 0.16%
Synagro Technologies, Inc.                                  26,900       107,600
Waste Management, Inc.                                      28,200       843,462
                                                                      ----------
                                                                         951,062

SEMICONDUCTORS - 0.38%
Analog Devices, Inc.                                        20,200       765,984
Intel Corp.                                                 27,100       723,028
Texas Instruments, Inc.                                     22,000       714,560
                                                                      ----------
                                                                       2,203,572

SOFTWARE - 0.26%
Microsoft Corp.                                             53,900     1,493,569

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.28%
Lucent Technologies, Inc. *                                 64,900       181,071
Nokia Oyj, SADR                                             43,400       741,272
Telus Corp. - Non Voting Shares                             13,805       528,732
Telus Corp.                                                  4,300       169,510
                                                                      ----------
                                                                       1,620,585

TELEPHONE - 1.01%
ALLTEL Corp.                                                17,600     1,176,208
AT&T Corp. *                                                65,235     1,625,004
Qwest Communications International, Inc. *                 172,900       905,996
Sprint Corp.                                                48,700     1,219,448

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
TELEPHONE (CONTINUED)
Verizon Communications, Inc.                               31,100   $    994,578
                                                                    ------------
                                                                       5,921,234

TOBACCO - 0.08%
UST, Inc.                                                  12,820        494,596

TOYS, AMUSEMENTS & SPORTING GOODS - 0.16%
Mattel, Inc.                                               55,200        919,080

TRAVEL SERVICES - 0.10%
American Express Company                                   10,900        560,478
                                                                    ------------
TOTAL COMMON STOCKS (Cost $104,982,696)                             $109,071,435
                                                                    ------------

PREFERRED STOCKS - 0.12%

BROADCASTING - 0.02%
Spanish Broadcasting System, Series B *                       125        133,750

ENERGY - 0.02%
NRG Energy, Inc. *                                            100        122,500

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.08%
Lucent Technologies Capital Trust I *                         475        461,344
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $736,359)                              $    717,594
                                                                    ------------

WARRANTS - 0.00%

REPUBLIC OF ARGENTINA - 0.00%
Republic of Argentina
  (Expiration Date 12/15/2035; strike
   price $4.00)                                         1,409,495              0
                                                                    ------------
TOTAL WARRANTS (Cost $0)                                            $          0
                                                                    ------------

U.S. TREASURY OBLIGATIONS - 8.92%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.81%
   1.875% due 07/15/2013                               $  270,493        265,907
   2.00% due 07/15/2014                                 1,692,055      1,674,539
   2.375% due 01/15/2025                                1,293,552      1,331,702
   3.375% due 01/15/2007                                  627,130        632,887
   3.50% due 01/15/2011                                    94,767        101,312
   3.625% due 01/15/2008                                  707,279        728,027
                                                                    ------------
                                                                       4,734,374

U.S. TREASURY BONDS - 2.83%
   5.375% due 02/15/2031                                1,560,000      1,714,050
   5.50% due 08/15/2028                                   290,000        317,969
   6.00% due 02/15/2026                                   881,000      1,015,524
   6.125% due 08/15/2029                                  382,000        453,938
   6.25% due 08/15/2023 to 05/15/2030                   2,688,000      3,198,510
   6.375% due 08/15/2027                                  220,000        266,183
   6.50% due 11/15/2026                                   800,000        977,094
   7.125% due 02/15/2023                                1,411,000      1,790,868
   7.50% due 11/15/2016                                   980,000      1,217,267
   7.625% due 02/15/2025                                1,161,000      1,567,440
   7.875% due 02/15/2021                                  591,000        786,492
   8.00% due 11/15/2021                                   270,000        365,650
   8.50% due 02/15/2020                                   880,000      1,216,084
   8.875% due 02/15/2019                               $1,200,000   $  1,683,516
                                                                    ------------
                                                                      16,570,585

U.S. TREASURY NOTES - 5.17%
   3.125% due 01/31/2007                                  216,000        212,785
   3.375% due 11/15/2008                                  540,000        524,665
   3.50% due 11/15/2006 to 02/15/2010                   3,170,000      3,089,318
   3.875% due 02/15/2013                                  130,000        125,085
   4.00% due 06/15/2009 to 02/15/2015                   3,120,000      3,065,751
   4.125% due 05/15/2015                                2,050,000      1,984,656
   4.25% due 08/15/2013 to 11/15/2014                   5,640,000      5,536,761
   4.75% due 05/15/2014                                 3,410,000      3,462,081
   4.875% due 02/15/2012                                  430,000        439,154
   5.00% due 08/15/2011                                 1,950,000      2,005,224
   5.625% due 02/15/2006                                8,070,000      8,099,948
   5.75% due 08/15/2010                                 1,600,000      1,689,938
                                                                    ------------
                                                                      30,235,366

U.S. TREASURY STRIPS - 0.11%
   zero coupon due 05/15/2020                           1,250,000        621,743
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,215,915)                                                  $ 52,162,068
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.60%

FEDERAL AGRICULTURE MORTGAGE CORP. - 0.10%
   5.00% due 10/01/2019                                   599,746        591,372

FEDERAL FARM CREDIT BANK - 0.11%
   1.875% due 01/16/2007                                  640,000        620,499

FEDERAL HOME LOAN BANK - 0.10%
   5.25% due 06/18/2014                                   590,000        604,451

FEDERAL HOME LOAN MORTGAGE CORP. - 2.58%
   2.75% due 03/15/2008                                   650,000        622,943
   4.00% due 12/15/2009                                   425,000        413,816
   4.50% due 10/01/2007 to 06/01/2019                   1,247,220      1,211,443
   4.522% due 09/01/2032                                   82,619         82,535
   4.545% due 09/01/2035                                  346,928        340,034
   4.72% due 08/01/2035                                   509,884        500,144
   5.00% due 01/01/2009 to 09/01/2035                   4,511,139      4,395,707
   5.00% TBA **                                         2,925,000      2,812,569
   5.125% due 07/15/2012                                1,960,000      1,992,056
   5.50% due 03/01/2018 to 04/01/2029                   1,833,935      1,843,470
   6.00% due 11/01/2011 to 12/01/2033                     357,681        363,405
   6.50% due 05/01/2017 to 11/01/2033                     365,077        374,812
   7.00% due 02/01/2024 to 06/01/2032                      96,759        100,848
   7.50% due 05/01/2024 to 06/01/2024                       6,645          7,004
   10.50% due 05/01/2019                                    1,250          1,303
                                                                    ------------
                                                                      15,062,089

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.06%
   2.50% due 06/15/2006                                   215,000        212,650
   3.25% due 08/15/2008                                   325,000        313,222
   3.825% due 10/01/2033                                  237,047        231,081
   4.026% due 07/01/2027                                    2,799          2,809

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
   4.25% due 07/15/2007                               $   780,000   $    774,634
   4.375% due 09/15/2012                                  410,000        398,822
   4.50% due 05/01/2018 to 07/01/2035                   4,182,873      4,020,240
   4.625% due 10/15/2014                                  780,000        766,806
   4.694% due 09/01/2035                                  616,986        606,748
   4.7812% due 02/17/2009 (b)                             260,000        253,068
   5.00% due 01/01/2009 to 09/01/2035                   1,685,214      1,643,388
   5.455% due 01/01/2019                                    2,248          2,272
   5.50% due 07/01/2013 to 12/01/2034                  11,891,190     11,805,657
   5.75% due 02/15/2008                                   580,000        592,663
   6.00% due 04/01/2014 to 11/01/2034                   5,909,707      5,962,315
   6.50% due 06/01/2013 to 07/01/2032                   1,418,556      1,454,864
   7.00% due 12/01/2029 to 02/01/2030                       4,040          4,222
   7.125% due 01/15/2030                                  440,000        560,203
                                                                    ------------
                                                                      29,605,664

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.65%
   4.50% due 06/15/2033 to 12/01/2099                   2,400,954      2,278,398
   5.00% due 02/15/2018 to 12/01/2099                  21,166,096     20,783,515
   5.50% due 11/15/2017 to 12/01/2099                  18,956,850     18,913,139
   6.00% due 11/15/2008 to 01/20/2035                  19,243,518     19,532,718
   6.50% due 07/15/2009 to 12/01/2099                   8,180,525      8,487,791
   6.75% due 02/15/2041                                   318,796        335,629
   7.00% due 09/15/2012 to 12/15/2034                   1,816,707      1,905,551
   7.50% due 09/15/2012 to 06/15/2032                     638,570        674,994
   8.00% due 08/15/2007 to 06/20/2029                     494,073        527,935
   8.50% due 07/15/2008 to 02/15/2027                     129,976        140,230
   9.00% due 03/15/2009 to 05/15/2024                      79,840         86,308
   9.25% due 10/15/2016 to 12/15/2019                       8,283          9,036
   9.50% due 06/15/2009 to 12/15/2024                      24,504         26,742
   9.75% due 09/15/2016 to 02/15/2021                       5,618          6,198
   10.00% due 02/15/2016 to 03/15/2026                     99,003        110,040
   10.25% due 05/15/2020 to 11/15/2020                      4,943          5,500
   10.50% due 05/15/2015 to 07/15/2019                     12,657         14,132
   11.00% due 12/15/2009 to 07/20/2020                     48,873         53,309
   11.50% due 03/15/2010 to 11/15/2019                     25,344         27,911
   11.75% due 08/15/2013                                    1,759          1,979
   12.00% due 10/15/2010 to 06/15/2015                     20,722         23,346
   12.25% due 03/15/2014 to 07/20/2015                      1,694          1,870
   12.50% due 04/15/2010 to 07/15/2015                      8,256          9,110
   12.75% due 12/20/2013 to 12/20/2014                      1,900          2,102
   13.00% due 01/15/2011 to 09/20/2015                      6,749          7,535
   13.50% due 05/15/2010 to 01/15/2015                      4,909          5,505
                                                                    ------------
                                                                      73,970,523
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,486,724)                                                 $120,454,598
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 10.89%

ARGENTINA - 0.27%
City of Buenos Aires
   1.00% due 04/11/2011                                   550,000        537,130
Republic of Argentina (continued)
   1.33 due 12/31/2038                                $   425,000   $    136,425
   4.005% due 08/03/2012 (b)                              872,000        685,392
   4.50% due 12/15/2035 (b)                               425,000         19,125
   5.83% due 12/31/2033                             ARS   475,000        184,820
                                                                    ------------
                                                                       1,562,892

AUSTRALIA - 0.02%
New South Wales Treasury Corp.
   8.00% due 03/01/2008                             AUD   170,000        132,208

AUSTRIA - 0.25%
Republic of Austria
   5.50% due 01/15/2010                             EUR   568,000        732,643
   5.875% due 07/15/2006                                  546,000        656,099
   6.25% due 07/15/2027                                    49,000         78,860
                                                                    ------------
                                                                       1,467,602

BELGIUM - 0.26%
Kingdom of Belgium
   4.25% due 09/28/2013                                   484,000        605,459
   5.00% due 03/28/2035                                    85,000        120,570
   6.25% due 03/28/2007                                   246,000        302,987
   7.00% due 05/15/2006                                   394,000        473,503
                                                                    ------------
                                                                       1,502,519

BRAZIL - 0.48%
Federative Republic of Brazil
   7.875% due 03/07/2015                              $    50,000         51,300
   8.00% due 01/15/2018                                   620,000        651,000
   8.75% due 02/04/2025                                   375,000        390,750
   8.875% due 10/14/2019                                  150,000        159,975
   9.25% due 10/22/2010                                   141,000        155,946
   10.125% due 05/15/2027                                 425,000        503,838
   10.25% due 06/17/2013                                  265,000        313,230
   11.00% due 08/17/2040                                  275,000        338,800
   12.50% due 01/05/2016                            BRL   150,000         64,188
   14.50% due 10/15/2009                              $   150,000        190,500
                                                                    ------------
                                                                       2,819,527

CANADA - 0.14%
Province of British Columbia Canada
   5.70% due 06/18/2029                             CAD   190,000        188,763
   5.75% due 06/01/2033                                    58,000         62,377
   9.375% due 01/16/2023                                  159,000        210,465
Province of Ontario
   5.00% due 03/08/2014                                   367,000        331,872
Province of Quebec Canada
   9.375% due 01/16/2023                                   27,000         35,918
                                                                    ------------
                                                                         829,395

COLOMBIA - 0.06%
Republic of Colombia
   10.75% due 01/15/2013                              $   165,000        203,445
   11.75% due 02/25/2020                                  125,000        171,500
                                                                    ------------
                                                                         374,945

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                    --------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
DENMARK - 0.11%
Kingdom of Denmark
   5.00% due 11/15/2013                             DKK  1,077,000   $   190,224
   7.00% due 11/10/2024                                    364,000        82,933
   8.00% due 03/15/2006                                  2,330,000       374,174
                                                                     -----------
                                                                         647,331

FINLAND - 0.03%
Republic of Finland
   5.00% due 07/04/2007                             EUR    136,000       165,939

FRANCE - 1.32%
Government of France
   2.25% due 03/12/2006                                    910,000     1,071,962
   4.00% due 10/25/2014                                    784,000       965,989
   5.00% due 04/25/2012                                  1,227,000     1,593,230
   5.00% due 10/25/2016                                    227,000       303,544
   5.50% due 04/25/2029                                    637,000       949,669
   5.50% due 04/25/2010                                  1,269,000     1,644,506
   5.75% due 10/25/2032                                    767,000     1,198,006
                                                                     -----------
                                                                       7,726,906

GERMANY - 1.77%
Federal Republic of Germany
   2.00% due 03/10/2006                                    910,000     1,071,372
   2.75% due 12/16/2005                                    922,000     1,087,116
   3.25% due 07/04/2015                                  2,371,000     2,754,024
   4.25% due 01/04/2014                                    672,000       842,202
   4.75% due 07/04/2028                                    248,000       334,789
   4.75% due 07/04/2034                                    765,000     1,051,293
   5.00% due 01/04/2012                                    460,000       595,915
   5.50% due 01/04/2031                                    679,000     1,019,596
   6.00% due 07/04/2007                                  1,308,000     1,618,428
                                                                     -----------
                                                                      10,374,735

GREECE - 0.05%
Hellenic Republic Government Bond
   4.60% due 05/20/2013                                     70,000        88,562
   6.00% due 02/19/2006                                    182,000       216,071
                                                                     -----------
                                                                         304,633

INDONESIA - 0.09%
Republic of Indonesia
   7.25% due 04/20/2015                               $     39,000        39,566
   7.50% due 01/15/2016                                    325,000       328,250
   8.50% due 10/12/2035                                    175,000       180,687
                                                                     -----------
                                                                         548,503

IRELAND - 0.06%
Republic of Ireland
   4.00% due 04/18/2010                             EUR     96,000       117,577
   5.00% due 04/18/2013                                    185,000       242,535
                                                                     -----------
                                                                         360,112

ITALY - 0.70%
Republic of Italy
   4.25% due 08/01/2014                                    427,000       531,530
   5.00% due 10/15/2007                                    332,000       406,466
   5.50% due 11/01/2010                                    418,000       544,611
   6.00% due 11/01/2007                             EUR  1,025,000   $ 1,279,066
   6.00% due 05/01/2031                                    271,000       417,785
   7.25% due 11/01/2026                                     75,000       129,548
Italy Buoni Poliennali Del Tesoro
   5.25% due 12/15/2005                                    664,000       783,448
                                                                     -----------
                                                                       4,092,454

JAMAICA - 0.10%
Government of Jamaica
   9.00% due 06/02/2015                               $    215,000       219,838
   10.625% due 06/20/2017                                  325,000       350,187
                                                                     -----------
                                                                         570,025

JAPAN - 1.52%
Government of Japan
   0.80% due 09/20/2010                             JPY285,000,000     2,389,159
   1.00% due 12/20/2012                                 95,850,000       795,892
   1.10% due 09/20/2012                                 67,450,000       564,876
   1.30% due 12/20/2013                                138,400,000     1,161,418
   1.40% due 09/20/2011                                109,900,000       944,105
   1.50% due 03/20/2015                                197,100,000     1,663,835
   1.90% due 03/20/2025                                 76,250,000       630,663
   2.00% due 06/20/2022                                 66,200,000       568,690
   2.20% due 06/22/2020                                 18,000,000       160,209
                                                                     -----------
                                                                       8,878,847

LEBANON - 0.04%
Republic of Lebanon
   8.50% due 01/19/2016                               $    240,000       243,600

MEXICO - 1.01%
Mexican Bonos, Series M7
   8.00% due 12/24/2008                             MXN  1,175,000       110,357
   8.00% due 12/28/2006                                  1,750,000       165,189
United Mexican States
   4.625% due 10/08/2008                              $    360,000       358,200
   6.375% due 01/16/2013                                   190,000       200,640
   6.625% due 03/03/2015                                   245,000       264,600
   7.50% due 04/08/2033                                     65,000        76,147
   8.00% due 12/19/2013                             MXN  3,600,000       330,457
   8.125% due 12/30/2019                              $    285,000       349,125
   9.00% due 12/22/2011                             MXN 33,763,000     3,266,810
   9.00% due 12/20/2012                                  5,633,000       544,021
   9.50% due 12/18/2014                                  2,424,000       241,598
                                                                     -----------
                                                                       5,907,144

NETHERLANDS - 0.47%
Kingdom of Netherlands
   5.00% due 07/15/2012                             EUR    133,000       173,158
   5.00% due 07/15/2011                                    188,000       242,516
   5.25% due 07/15/2008                                    693,000       865,430
   5.50% due 01/15/2028                                    137,000       203,698
   6.00% due 01/15/2006                                  1,061,000     1,255,633
                                                                     -----------
                                                                       2,740,435

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
PANAMA - 0.03%
Republic of Panama
   9.375% due 01/16/2023                                $  125,000   $   152,813

PERU - 0.05%
Republic of Peru
   8.375% due 05/03/2016                                   250,000       283,750

PHILIPPINES - 0.10%
Republic of Philippines
   9.50% due 02/02/2030                                    200,000       225,000
   9.875% due 01/15/2019                                   100,000       115,500
   10.625% due 03/16/2025                                  175,000       214,156
                                                                     -----------
                                                                         554,656

PORTUGAL - 0.20%
Republic of Portugal
   3.00% due 07/17/2006                               EUR  849,000     1,004,676
   5.15% due 06/15/2011                                    118,000       152,768
                                                                     -----------
                                                                       1,157,444

RUSSIA - 0.16%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                 $  850,000       952,170

SERBIA - 0.18%
Republic of Serbia
   3.75 due 11/01/2024                                   1,224,000     1,067,940

SOUTH AFRICA - 0.15%
Republic of South Africa
   6.50% due 06/02/2014                                    365,000       393,744
South Africa Government Bond, Series R153
   13.00% due 08/31/2010                              ZAR2,486,000       466,839
                                                                     -----------
                                                                         860,583

SPAIN - 0.48%
Kingdom of Spain
   3.20% due 01/31/2006                               EUR1,061,000     1,252,428
   4.00% due 01/31/2010                                     46,000        56,301
   5.75% due 07/30/2032                                    127,000       197,893
   6.00% due 01/31/2008                                  1,037,000     1,301,093
                                                                     -----------
                                                                       2,807,715

SWEDEN - 0.11%
Kingdom of Sweden
   5.00% due 01/28/2009                               SEK5,000,000       658,963

TURKEY - 0.19%
Republic of Turkey
   7.375% due 02/05/2025                                $  495,000       495,619
   11.875% due 01/15/2030                                  400,000       595,000
                                                                     -----------
                                                                       1,090,619

UNITED KINGDOM - 0.20%
United Kingdom Treasury Stock
   4.25% due 06/07/2032                               GBP  653,000     1,154,600

URUGUAY - 0.03%
Republic of Uruguay
   9.25% due 05/17/2017                                 $  150,000       165,375

VENEZUELA - 0.12%
Republic of Venezuela
   7.65% due 04/21/2025                                 $  130,000   $   127,595
   9.25% due 09/15/2027                                    225,000       259,650
   13.625% due 08/15/2018                                  200,000       288,500
                                                                     -----------
                                                                         675,745

VIETNAM - 0.14%
Socialist Republic of Vietnam
   6.875% due 01/15/2016                                   805,000       819,579
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $64,185,641)                                                   $63,651,704
                                                                     -----------

CORPORATE BONDS - 24.92%
ADVERTISING - 0.22%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                                   125,000       137,813
   12.00% due 02/15/2011                                   175,000       185,500
Advanstar Communications, Inc., Series B
   15.00% due 10/15/2011                                   200,000       208,750
Lamar Advertising Company
   2.875% due 12/31/2010                                   275,000       293,752
R H Donnelley Finance Corp.
   10.875% due 12/15/2012                                  350,000       396,375
WDAC Subsidiary Corp.
   8.375% due 12/01/2014                                    75,000        72,000
                                                                     -----------
                                                                       1,294,190

AEROSPACE - 0.37%
Aviall, Inc.
   7.625% due 07/01/2011                                   225,000       231,750
BE Aerospace, Inc.
   8.50% due 10/01/2010                                     75,000        80,250
BE Aerospace, Inc., Series B
   8.875% due 05/01/2011                                   250,000       263,125
Boeing Company
   8.75% due 08/15/2021                                     55,000        73,894
GenCorp, Inc.
   9.50% due 08/15/2013                                    425,000       461,125
Moog, Inc.
   6.25% due 01/15/2015                                    125,000       123,437
   6.25% due 01/15/2015                                    100,000        98,750
Northrop Grumman Corp.
   7.125% due 02/15/2011                                    50,000        54,509
   7.75% due 03/01/2016                                     35,000        41,912
Rolls-Royce Group PLC, EMTN
   4.50% due 03/16/2011                               EUR   26,000        32,043
Sequa Corp.
   9.00% due 08/01/2009                                 $   25,000        26,250
TransDigm, Inc.
   8.375% due 07/15/2011                                   150,000       155,250
United Technologies Corp.
   5.40% due 05/01/2035                                    190,000       184,964
Vought Aircraft Industries, Inc.
   8.00% due 07/15/2011                                    375,000       341,250
                                                                     -----------
                                                                       2,168,509

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
AGRICULTURE - 0.20%
Bunge, Ltd.
   4.375% due 12/15/2008                                   $365,000   $  358,165
Cargill, Inc.
   6.25% due 05/01/2006                                     140,000      140,927
Case New Holland, Inc.
   9.25% due 08/01/2011                                     225,000      238,500
Phosphate Resource Partners LP
   7.00% due 02/15/2008                                     100,000      102,000
Terra Capital Inc
   11.50% due 06/01/2010                                    100,000      111,500
United Agri Products, Inc.
   8.25 due 12/15/2011                                      225,000      236,250
                                                                      ----------
                                                                       1,187,342
AIR TRAVEL - 0.01%
Air Jamaica, Ltd., Series REGS
   9.375% due 07/08/2015                                     75,000       74,250

ALUMINUM - 0.03%
Alcoa, Inc.
   4.25% due 08/15/2007                                      55,000       54,459
Century Aluminum Company
   7.50% due 08/15/2014                                     125,000      120,625
                                                                      ----------
                                                                         175,084

AMUSEMENT & THEME PARKS - 0.14%
Six Flags, Inc.
   8.875% due 02/01/2010                                    100,000       98,750
   9.625% due 06/01/2014                                     50,000       49,125
   9.75% due 04/15/2013                                      75,000       74,063
Universal City Development Partners
   11.75% due 04/01/2010                                    350,000      392,000
Universal City Florida Holding Company I/II
   8.375% due 05/01/2010                                    200,000      197,000
                                                                      ----------
                                                                         810,938

APPAREL & TEXTILES - 0.24%
Collins & Aikman Floorcoverings, Inc
   9.75% due 02/15/2010                                     250,000      230,000
INVISTA
   9.25% due 05/01/2012                                     675,000      729,000
Jones Apparel Group, Inc.
   7.875% due 06/15/2006                                     55,000       55,545
Quiksilver, Inc.
   6.875% due 04/15/2015                                    125,000      118,125
Rafaella Apparel Group, Inc.
   11.25% due 06/15/2011                                    300,000      294,000
                                                                      ----------
                                                                       1,426,670

AUTO PARTS - 0.28%
Accuride Corp.
   8.50% due 02/01/2015                                     325,000      318,500
Autocam Corp.
   10.875% due 06/15/2014                                   200,000      130,000
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                                      50,000       49,125
Rexnord Corp.
   10.125% due 12/15/2012                                   450,000      486,000
Tenneco Automotive, Inc.
   8.625% due 11/15/2014                                   $ 75,000   $   70,031
TRW Automotive, Inc.
   9.375% due 02/15/2013                                    200,000      215,500
   11.00% due 02/15/2013                                     25,000       27,938
Visteon Corp.
   7.00% due 03/10/2014                                     400,000      321,500
                                                                      ----------
                                                                       1,618,594

AUTO SERVICES - 0.04%
Adesa, Inc.
   7.625% due 06/15/2012                                    250,000      248,750

AUTOMOBILES - 0.14%
DaimlerChrysler NA Holding Corp.
   4.05% due 06/04/2008                                      60,000       58,351
   4.75% due 01/15/2008                                     110,000      108,968
   6.50% due 11/15/2013                                     230,000      239,091
   7.30% due 01/15/2012                                      40,000       43,055
   8.50% due 01/18/2031                                      60,000       70,968
DaimlerChrysler NA Holding Corp., MTN, Series D
   4.3138% due 09/10/2007 (b)                                70,000       70,139
ERAC USA Finance Company
   5.60% due 05/01/2015                                     240,000      237,045
                                                                      ----------
                                                                         827,617

BANKING - 1.13%
Australia & New Zealand Banking Group, Ltd., EMTN
   4.45% due 02/05/2015 (b)                              EUR 39,000       47,983
BAC Capital Trust VI
   5.625% due 03/08/2035                                   $335,000      322,126
Banca Intesa SpA, EMTN
   5.85% due 05/08/2014 (b)                              EUR 52,000       66,374
Banca Monte dei Paschi di Siena SpA, EMTN
   4.50% due 09/24/2015 (b)                                  60,000       73,578
Bank of America Corp.
   5.25% due 02/01/2007                                    $150,000      150,698
Bank of Ireland
   6.45% due 02/10/2010                                  EUR 49,000       64,877
Bank One Corp.
   5.25% due 01/30/2013                                    $200,000      199,142
   6.50% due 02/01/2006                                      65,000       65,193
Banknorth Capital Trust I, Series B
   10.52% due 05/01/2027                                     25,000       26,873
Banque du Liban, Series ECD
   10.00% due 04/25/2015                                    300,000      331,500
Barclays Bank PLC, EMTN
   5.75% due 03/08/2011                                  EUR 36,000       47,219
BNP Paribas, EMTN
   5.25% due 12/17/2012                                      36,000       46,990
Colonial Bank, N.A
   9.375% due 06/01/2011                                   $185,000      216,421
Credit Suisse Group Finance Guernsey, Ltd.
   6.375% due 06/07/2013                                 EUR 46,000       64,152
Deutsche Bank AG
   5.125% due 01/31/2013                                     42,000       54,126

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
BANKING (CONTINUED)
Greenpoint Capital Trust I
   9.10% due 06/01/2027                                    $ 25,000   $   27,335
HBOS PLC
   3.125% due 01/12/2007                                    170,000      166,913
HBOS PLC MTN
   6.00% due 11/01/2033                                     170,000      176,295
HBOS PLC, EMTN
   4.375% due 10/30/2019 (b)                             EUR 39,000       48,043
HSBC Bank PLC
   7.625% due 06/15/2006                                   $ 95,000       96,381
HSBC Bank PLC, EMTN
   4.25% due 03/18/2016 (b)                              EUR 41,000       50,161
HSBC Holdings PLC, Series 2018
   9.875% due 04/08/2018                                 GBP 40,000       89,874
Hudson United Bancorp
   8.20% due 09/15/2006                                    $ 20,000       20,465
Huntington National Bank, Series BKNT
   4.375% due 01/15/2010                                    220,000      214,855
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                                  15,000       14,323
ING Bank NV, EMTN
   5.50% due 01/04/2012                                      36,000       47,108
Islandsbanki HF
   4.2369% due 10/15/2008 (b)                              $200,000      199,965
Keybank NA
   5.80% due 07/01/2014                                      40,000       41,304
Keybank NA, Series BKNT
   4.412% due 03/18/2008                                     55,000       54,574
KeyCorp, MTN
   4.70% due 05/21/2009                                      45,000       44,680
KfW Bankengruppe, EMTN
   4.75% due 12/07/2010                                  GBP524,000      916,318
Kreditanstalt fuer Wiederaufbau, Series EXCH
   5.50% due 12/07/2015                                     140,000      261,067
Landwirtschaftliche Rentenbank, Series 7
   3.75% due 06/15/2009                                    $110,000      106,791
M & I Marshall & Ilsley Bank, Series BKNT
   3.80% due 02/08/2008                                     110,000      107,713
   4.125% due 09/04/2007                                     50,000       49,417
Nordea Bank Finland PLC, EMTN
   5.75% due 03/26/2014 (b)                              EUR 52,000       65,989
Northern Rock PLC, EMTN
   5.75% due 02/28/2017                                  GBP 49,000       88,148
Northern Trust Company, Series BKNT
   4.60% due 02/01/2013                                    $120,000      116,345
Regions Bank, Series BKNT
   2.90% due 12/15/2006                                     120,000      117,332
Royal Bank of Scotland PLC, EMTN
   zero coupon, Step up to 6.935% on
      09/08/2014 due 06/29/2049 (b)                      GBP 49,000       90,608
Sanpaolo IMI SpA, EMTN
   3.75% due 06/09/2015 (b)                              EUR 49,000       58,564
Standard Chartered Bank, EMTN
   3.625% due 02/03/2017 (b)                                 49,000       57,804
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)                               $100,000       98,863
Suncorp-Metway, Ltd.
   4.625% due 06/15/2013                                   $ 30,000   $   28,729
Svensk Exportkredit AB
   2.875% due 01/26/2007                                    130,000      127,319
Svenska Handelsbanken, Series EMTN
   6.125% due 03/29/2049 (b)                             GBP 49,000       87,844
US Bancorp, MTN, Series P
   4.50% due 07/29/2010                                    $190,000      186,017
Wachovia Corp.
   4.2556% due 07/20/2007 (b)                                65,000       65,073
   5.50% due 08/01/2035                                     110,000      104,304
   6.40% due 04/01/2008                                      90,000       93,074
Webster Capital Trust II, Series B
   10.00% due 04/01/2027                                     35,000       38,192
Webster Financial Corp.
   5.125% due 04/15/2014                                    200,000      195,144
Wells Fargo & Company
   4.02% due 03/23/2007 (b)                                 230,000      230,173
   4.20% due 01/15/2010                                     205,000      199,073
Westpac Banking Corp.
   2.875% due 06/25/2008                                 EUR 21,000       24,687
                                                                      ----------
                                                                       6,584,116

BIOTECHNOLOGY - 0.08%
Amgen, Inc.
   4.00% due 11/18/2009                                    $130,000      125,751
Genentech, Inc.
   4.40% due 07/15/2010                                     125,000      122,392
   4.75% due 07/15/2015                                     205,000      197,630
                                                                      ----------
                                                                         445,773

BROADCASTING - 0.74%
Allbritton Communications Company
   7.75% due 12/15/2012                                     250,000      250,312
CanWest Media, Inc.
   8.00% due 09/15/2012                                     425,000      435,625
Charter Communications Operating LLC
   8.00% due 04/30/2012                                     700,000      696,500
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                     320,000      340,845
CSC Holdings, Inc.
   7.00% due 04/15/2012                                     350,000      332,500
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                                    125,000      124,375
Fisher Communications, Inc.
   8.625% due 09/15/2014                                     50,000       52,750
Gray Television, Inc.
   9.25% due 12/15/2011                                     250,000      267,500
Liberty Media Corp.
   5.37% due 09/17/2006 (b)                                  35,000       35,215
News America Holdings, Inc.
   7.375% due 10/17/2008                                    125,000      132,407
News America, Inc.
   5.30% due 12/15/2014                                     120,000      118,445
   6.20% due 12/15/2034                                     240,000      236,198

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
BROADCASTING (CONTINUED)
Quebecor Media, Inc.
   zero coupon, Step up to 13.75% on
      07/15/2006 due 07/15/2011                            $175,000   $  178,719
   11.125% due 07/15/2011                                   550,000      594,688
Viacom, Inc.
   5.625% due 05/01/2007                                    190,000      190,942
Vivendi Universal SA
   3.875% due 02/15/2012                                 EUR 27,000       31,925
XM Satellite Radio Holdings, Inc.
   zero coupon, Step up to 14% on
      12/31/2005 due 12/31/2009                            $100,000      105,750
   12.00% due 06/15/2010                                    175,000      196,875
                                                                      ----------
                                                                       4,321,571

BUILDING MATERIALS & CONSTRUCTION - 0.16%
Ainsworth Lumber Company, Ltd.
   7.25% due 10/01/2012                                     125,000      111,562
Brand Services, Inc.
   12.00% due 10/15/2012                                    225,000      236,250
Building Materials Corporation of America
   7.75% due 08/01/2014                                     350,000      330,750
CRH America, Inc.
   6.40% due 10/15/2033                                      65,000       69,692
Dycom Industries, Inc.
   8.125% due 10/15/2015                                    200,000      200,000
                                                                      ----------
                                                                         948,254

BUILDINGS - 0.05%
D.R. Horton, Inc.
   4.875% due 01/15/2010                                    280,000      271,364
   5.625% due 09/15/2014                                     40,000       38,279
                                                                      ----------
                                                                         309,643

BUSINESS SERVICES - 0.54%
Affinity Group, Inc.
   9.00% due 02/15/2012                                     150,000      149,625
   10.875% due 02/15/2012                                   100,000       95,000
FTI Consulting, Inc.
   7.625% due 06/15/2013                                    175,000      180,250
GTECH Holdings Corp.
   4.50% due 12/01/2009                                     250,000      227,920
   4.75% due 10/15/2010                                      30,000       27,210
Insurance Auto Auctions, Inc.
   11.00% due 04/01/2013                                    225,000      235,672
Invensys PLC
   9.875% due 03/15/2011                                    250,000      245,000
Nebraska Book Company, Inc.
   8.625% due 03/15/2012                                    300,000      276,000
Quintiles Transnational Corp.
   10.00% due 10/01/2013                                    275,000      305,937
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                    648,000      670,680
   10.25% due 08/15/2015                                    288,000      290,880
Universal Compression, Inc.
   7.25% due 05/15/2010                                     200,000      202,000
Xerox Corp.
   6.875% due 08/15/2011                                     50,000       51,813
   7.20% due 04/01/2016                                      75,000       78,937

BUSINESS SERVICES (CONTINUED)
   7.625% due 06/15/2013                                   $125,000   $  131,563
                                                                      ----------
                                                                       3,168,487

CABLE AND TELEVISION - 0.83%
Belo Corp.
   8.00% due 11/01/2008                                     140,000      148,880
Comcast Cable Communications, Inc.
   6.75% due 01/30/2011                                      80,000       84,551
   8.375% due 05/01/2007                                    120,000      125,391
Comcast Corp.
   4.95% due 06/15/2016                                      75,000       70,377
   5.65% due 06/15/2035                                      75,000       67,833
   6.50% due 11/15/2035                                     105,000      105,659
Cox Communications, Inc.
   7.75% due 11/01/2010                                     430,000      465,893
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                    135,000      131,827
DirecTV Holdings LLC
   6.375% due 06/15/2015                                    500,000      490,625
EchoStar Communications Corp.
   5.75% due 05/15/2008                                     150,000      146,062
Echostar DBS Corp.
   5.75% due 10/01/2008                                      15,000       14,644
   6.625% due 10/01/2014                                    350,000      337,750
Hearst-Argyle Television, Inc.
   7.50% due 11/15/2027                                      70,000       74,709
Mediacom Broadband LLC
   8.50% due 10/15/2015                                     100,000       93,500
   11.00% due 07/15/2013                                    150,000      161,250
Paxson Communications Corp.
   zero coupon, Step up to 12.25% on
      01/15/2006 due 01/15/2009                             225,000      231,469
Rogers Cable, Inc.
   5.50% due 03/15/2014                                     160,000      148,200
   6.75% due 03/15/2015                                     250,000      251,250
Shaw Communications, Inc.
   7.40% due 10/17/2007                                  CAD 45,000       40,131
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                    $325,000      334,750
   8.75% due 12/15/2011                                      25,000       26,406
Time Warner Companies, Inc.
   9.125% due 01/15/2013                                    120,000      143,448
Time Warner Entertainment Company LP
   7.25% due 09/01/2008                                     475,000      498,876
Time Warner, Inc.
   7.625% due 04/15/2031                                    295,000      334,656
Videotron Ltee
   6.375% due 12/15/2015                                    100,000       99,125
   6.875% due 01/15/2014                                    240,000      243,000
                                                                      ----------
                                                                       4,870,262

CELLULAR COMMUNICATIONS - 1.20%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                    425,000      482,375
America Movil SA de CV
   5.50% due 03/01/2014                                     120,000      117,350

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
America Movil SA de CV (continued)
   6.375% due 03/01/2035                                   $100,000   $   96,712
American Cellular Corp.
   10.00% due 08/01/2011                                     25,000       27,062
American Tower Corp.
   3.00% due 08/15/2012                                     175,000      252,000
   7.125% due 10/15/2012                                    250,000      258,125
   7.25% due 12/01/2011                                      50,000       52,125
   7.50% due 05/01/2012                                      50,000       52,125
AT&T Broadband Corp.
   8.375% due 03/15/2013                                    320,000      369,380
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                    120,000      134,390
   8.125% due 05/01/2012                                     10,000       11,512
   8.75% due 03/01/2031                                     170,000      222,740
Centennial Communications Corp.
   8.125% due 02/01/2014                                    100,000      103,500
   10.125% due 06/15/2013                                   125,000      139,375
Digicel, Ltd.
   9.25% due 09/01/2012                                     250,000      257,500
Dobson Cellular Systems, Inc.
   9.875% due 11/01/2012                                    175,000      193,812
Dobson Communications Corp.
   8.875% due 10/01/2013                                    200,000      199,000
Horizon PCS, Inc.
   11.375% due 07/15/2012                                   125,000      144,062
IWO Holdings, Inc.
   zero coupon, Step up to 10.75% on
      01/15/2010 due 01/15/2015                             125,000       89,687
mmO2 PLC, EMTN
   6.375% due 01/25/2007                                 EUR 33,000       40,380
Motorola, Inc.
   7.50% due 05/15/2025                                    $ 80,000       94,770
Nextel Communications, Inc.
   6.875% due 10/31/2013                                    925,000      962,134
   7.375% due 08/01/2015                                    180,000      189,470
Nextel Partners, Inc.
   8.125% due 07/01/2011                                    200,000      213,000
Rogers Wireless, Inc.
   6.995% due 12/15/2010 (b)                                100,000      103,250
   7.50% due 03/15/2015                                      50,000       53,500
   8.00% due 12/15/2012                                     775,000      820,531
   9.625% due 05/01/2011                                    200,000      229,250
Rural Cellular Corp.
   9.875% due 02/01/2010                                    150,000      156,938
Rural Cellular Corp., Series 144A
   10.04% due 11/01/2012 (b)                                100,000       99,000
Rural Cellular Corp., Series B
   9.625% due 05/15/2008                                     50,000       50,813
UbiquiTel Operating Company
   9.875% due 03/01/2011                                    300,000      331,875
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                    250,000      283,125
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                    165,000      165,792
                                                                      ----------
                                                                       6,996,660

CHEMICALS - 0.56%
Arco Chemical Company
   9.80% due 02/01/2020                                    $100,000   $  112,000
   10.25% due 11/01/2010                                    100,000      110,250
Chemtura Corp.
   9.875% due 08/01/2012                                     50,000       56,500
Compass Minerals International, Inc., Series B
   zero coupon, Step up to 12% on
      06/01/2008 due 06/01/2013                             475,000      410,875
Crystal US Holdings 3 LLC/Crystal US Sub 3
   Corp., Series A
   zero coupon, Step up to 10% on
      10/01/2009 due 10/01/2014                             100,000       71,000
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.,
   Series B
   zero coupon, Step up to 10.5% on
      10/01/2009 due 10/01/2014                             350,000      245,000
Dow Chemical Company
   6.125% due 02/01/2011                                    120,000      125,275
Dow Chemical Company, EMTN
   4.375% due 06/25/2010                                 EUR 26,000       31,703
Equistar Chemicals LP
   8.75% due 02/15/2009                                    $ 25,000       26,375
Huntsman International LLC
   9.875% due 03/01/2009                                    150,000      157,687
Huntsman LLC
   11.625% due 10/15/2010                                   150,000      170,437
IMC Global, Inc.
   10.875% due 08/01/2013                                    25,000       28,875
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                    50,000       55,375
   11.25% due 06/01/2011                                     25,000       27,125
Lubrizol Corp.
   4.625% due 10/01/2009                                     60,000       58,557
Lyondell Chemical Company
   9.50% due 12/15/2008                                     100,000      104,750
   10.50% due 06/01/2013                                    325,000      369,281
   11.125% due 07/15/2012                                   100,000      112,500
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                    100,000      104,750
Praxair, Inc.
   4.75% due 07/15/2007                                      85,000       85,031
Rhodia SA
   10.25% due 06/01/2010                                    525,000      576,187
Rockwood Specialties Group, Inc.
   10.625% due 05/15/2011                                   225,000      243,563
                                                                      ----------
                                                                       3,283,096

COAL - 0.19%
Alpha Natural Resources LLC
   10.00% due 06/01/2012                                    225,000      243,000
Foundation PA Coal Company
   7.25% due 08/01/2014                                     275,000      280,500
James River Coal Company
   9.375% due 06/01/2012                                    250,000      266,250
Luscar Coal, Ltd.
   9.75% due 10/15/2011                                     225,000      242,437

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
COAL (CONTINUED)
Massey Energy Company
   6.625% due 11/15/2010                                   $ 50,000   $   50,188
                                                                      ----------
                                                                       1,082,375

COMMERCIAL SERVICES - 0.15%
Brickman Group, Ltd., Series B
   11.75% due 12/15/2009                                    300,000      331,500
Coinmach Corp.
   9.00% due 02/01/2010                                     300,000      314,625
Mac-Gray Corp.
   7.625% due 08/15/2015                                    225,000      228,937
                                                                      ----------
                                                                         875,062

COMPUTERS & BUSINESS EQUIPMENT - 0.07%
International Business Machines Corp., MTN
   2.375% due 11/01/2006                                    120,000      117,488
   3.80% due 02/01/2008                                     180,000      176,321
Unisys Corp.
   7.875% due 04/01/2008                                     75,000       72,750
   8.00% due 10/15/2012                                      75,000       67,875
                                                                      ----------
                                                                         434,434

CONSTRUCTION & MINING EQUIPMENT - 0.04%
JLG Industries, Inc.
   8.375% due 06/15/2012                                    200,000      210,500

CONSTRUCTION MATERIALS - 0.04%
Texas Industries, Inc.
   7.25% due 07/15/2013                                     250,000      258,750

CONTAINERS & GLASS - 0.46%
AEP Industries, Inc.
   7.875% due 03/15/2013                                    250,000      243,398
Ball Corp.
   6.875% due 12/15/2012                                    125,000      127,812
BWAY Corp.
   10.00% due 10/15/2010                                    225,000      234,000
Crown Holdings, Inc., Series 144A
   7.625% due 11/15/2013                                    225,000      230,625
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                     125,000      124,375
   9.50% due 08/15/2013                                      75,000       70,875
Greif, Inc.
   8.875% due 08/01/2012                                    100,000      106,250
Owens-Brockway Glass Container, Inc.
   7.75% due 05/15/2011                                     100,000      104,000
   8.25% due 05/15/2013                                     250,000      258,125
   8.75% due 11/15/2012                                     200,000      216,000
   8.875% due 02/15/2009                                    350,000      367,500
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                                      75,000       75,750
Sealed Air Corp.
   5.375% due 04/15/2008                                    230,000      230,173
Solo Cup Company
   8.50% due 02/15/2014                                     125,000      113,281
Stone Container Corp.
   9.75% due 02/01/2011                                      75,000       75,938
Stone Container Finance
   7.375% due 07/15/2014                                   $125,000   $  114,063
                                                                      ----------
                                                                       2,692,165

COSMETICS & TOILETRIES - 0.10%
Chattem, Inc.
   7.00% due 03/01/2014                                     150,000      151,688
Spectrum Brands, Inc.
   7.375% due 02/01/2015                                    300,000      259,500
   8.50% due 10/01/2013                                     200,000      181,250
                                                                      ----------
                                                                         592,438

CRUDE PETROLEUM & NATURAL GAS - 0.59%
Amerada Hess Corp.
   7.375% due 10/01/2009                                     75,000       80,994
   7.875% due 10/01/2029                                    365,000      435,378
Chesapeake Energy Corp.
   6.375% due 06/15/2015                                    275,000      269,500
   6.50% due 08/15/2017                                     125,000      122,187
   6.625% due 01/15/2016                                    200,000      198,000
   7.00% due 08/15/2014                                     155,000      160,425
Compton Petroleum Corp, Series 144A
   7.625% due 12/01/2013                                    225,000      228,375
Denbury Resources, Inc.
   7.50% due 04/01/2013                                     200,000      203,000
EnCana Corp.
   4.60% due 08/15/2009                                     190,000      187,603
   6.50% due 08/15/2034                                      45,000       49,494
EnCana Holdings Finance Corp.
   5.80% due 05/01/2014                                     200,000      208,104
Encore Acquisition Company
   7.25% due 12/01/2017                                     225,000      222,187
Hilcorp Energy I LP
   7.75% due 11/01/2015                                      75,000       75,938
   10.50% due 09/01/2010                                    375,000      415,313
Parker Drilling Company, Series B
   10.125% due 11/15/2009                                    50,000       51,938
Plains Exploration & Production Company
   8.75% due 07/01/2012                                     125,000      134,063
Pogo Producing Company
   6.875% due 10/01/2017                                     75,000       73,125
Sempra Energy
   4.84% due 05/21/2008 (b)                                 180,000      180,330
Transocean, Inc.
   7.50% due 04/15/2031                                     110,000      136,030
                                                                      ----------
                                                                       3,431,984

DIVERSIFIED FINANCIAL SERVICES - 0.03%
Residential Capital Corp.
   6.125% due 11/21/2008                                    190,000      189,659

DOMESTIC OIL - 0.58%
AmeriGas Partners LP
   7.25% due 05/20/2015                                     625,000      640,625
AmeriGas Partners LP, Series D
   10.00% due 04/15/2006                                     75,000       76,500
ConocoPhillips
   5.90% due 10/15/2032                                     180,000      191,871

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
DOMESTIC OIL (CONTINUED)
Devon Energy Corp.
   2.75% due 08/01/2006                                    $100,000   $   98,487
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                    270,000      294,010
   7.875% due 09/30/2031                                    130,000      160,781
Diamond Offshore Drilling, Inc.
   4.875% due 07/01/2015                                    140,000      135,062
   5.15% due 09/01/2014                                     195,000      192,423
Forest Oil Corp.
   8.00% due 12/15/2011                                     100,000      110,000
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                      75,000       81,187
Range Resources Corp.
   6.375% due 03/15/2015                                    450,000      438,750
   7.375% due 07/15/2013                                     25,000       25,750
Stone Energy Corp.
   8.25% due 12/15/2011                                     175,000      180,687
Swift Energy Company
   7.625% due 07/15/2011                                    150,000      152,250
Valero Energy Corp.
   3.50% due 04/01/2009                                      65,000       61,816
   4.75% due 04/01/2014                                      65,000       62,488
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                     200,000      201,500
   7.25% due 05/01/2013                                     275,000      278,438
                                                                      ----------
                                                                       3,382,625

DRUGS & HEALTH CARE - 0.08%
Biovail Corp.
   7.875% due 04/01/2010                                    200,000      207,500
Omnicare, Inc., Series B
   8.125% due 03/15/2011                                    125,000      130,469
Warner Chilcott Corp.
   8.75% due 02/01/2015                                     150,000      136,500
                                                                      ----------
                                                                         474,469

EDUCATIONAL SERVICES - 0.06%
AAC Group Holding Corp.
   zero coupon, Step up to 10.25% on
      10/01/2008 due 10/01/2012                             125,000       90,000
American Achievement Corp.
   8.25% due 04/01/2012                                     275,000      279,125
                                                                      ----------
                                                                         369,125

ELECTRICAL EQUIPMENT - 0.12%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                     220,000      218,162
General Cable Corp.
   9.50% due 11/15/2010                                     200,000      213,000
Telex Communications Holdings, Inc.
   11.50% due 10/15/2008                                    225,000      238,500
                                                                      ----------
                                                                         669,662

ELECTRICAL UTILITIES - 1.33%
AES Corp.
   7.75% due 03/01/2014                                     135,000      140,062
   8.875% due 02/15/2011                                    400,000      431,000
   9.00% due 05/15/2015                                     550,000      601,562
   9.375% due 09/15/2010                                   $175,000   $  190,312
Alabama Power Company
   4.58% due 08/25/2009 (b)                                 160,000      160,377
Alabama Power Company, Series CC
   3.50% due 11/15/2007                                     150,000      146,095
Allegheny Energy Supply Company, LLC
   7.80% due 03/15/2011                                      50,000       54,500
   8.25 due 04/15/2012                                       50,000       56,250
Appalachian Power Company
   4.34% due 06/29/2007 (b)                                  70,000       70,200
Arizona Public Service Company
   4.65% due 05/15/2015                                      45,000       42,470
Black Hills Corp.
   6.50% due 05/15/2013                                     290,000      296,686
CE Electric UK Funding Company
   6.995% due 12/30/2007                                    200,000      205,099
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008                                    110,000      111,556
   7.25% due 09/01/2010                                     205,000      219,534
CMS Energy Corp.
   8.50% due 04/15/2011                                      50,000       53,875
   9.875% due 10/15/2007                                    175,000      186,812
Consumers Energy Company
   5.65% due 04/15/2020                                      65,000       63,142
Dominion Resources, Inc./VA
   4.125% due 02/15/2008                                     65,000       63,774
Edison SpA, EMTN
   5.125% due 12/10/2010                                 EUR 30,000       37,964
El Paso Electric Company
   6.00% due 05/15/2035                                    $245,000      239,952
Elia System Operator SA/NV
   4.75% due 05/13/2014                                  EUR 39,000       49,514
Enbw International Finance BV, EMTN
   5.875% due 02/28/2012                                     36,000       48,053
Energy East Corp.
   5.75% due 11/15/2006                                    $125,000      125,886
Entergy Louisiana, Inc.
   5.83% due 11/01/2010                                      35,000       34,894
FirstEnergy Corp.
   6.45% due 11/15/2011                                     305,000      320,645
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                                      70,000       70,317
Midwest Generation LLC
   8.75% due 05/01/2034                                     275,000      303,188
Monongahela Power Company
   5.00% due 10/01/2006                                      60,000       59,987
National Grid PLC, EMTN
   5.00% due 07/02/2018                                  EUR 12,000       15,165
National Power Corp.
   8.63% due 08/23/2011 (b)                                $200,000      210,557
Nevada Power Company
   5.875% due 01/15/2015                                     45,000       44,334
Pacific Gas & Electric Company
   6.05% due 03/01/2034                                     235,000      237,461

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Pepco Holdings, Inc.
   5.50% due 08/15/2007                                    $110,000   $  110,681
Pinnacle West Capital Corp.
   6.40% due 04/01/2006                                     250,000      251,443
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                                     285,000      276,891
PPL Energy Supply LLC
   2.625% due 05/15/2023                                    100,000      119,000
PSEG Power LLC
   6.875% due 04/15/2006                                    115,000      115,820
RWE Finance BV, EMTN
   5.375% due 04/18/2008                                 EUR 27,000       33,511
   6.375% due 06/03/2013                                 GBP 49,000       92,558
San Diego Gas & Electric Company
   5.35% due 05/15/2035                                    $ 60,000       56,838
Scottish Power UK PLC
   8.375% due 02/20/2017                                 GBP 39,000       87,106
Sierra Pacific Resources
   8.625% due 03/15/2014                                   $550,000      600,875
Southern California Edison Company
   4.65% due 04/01/2015                                      55,000       52,831
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                                    375,000      401,250
Tri-State Generation & Transmission
   Association
   6.04% due 01/31/2018                                     110,000      112,342
TXU Corp., Series O
   4.80% due 11/15/2009                                      60,000       57,378
Vattenfall Treasury AB, EMTN
   6.00% due 04/03/2009                                  EUR 25,000       32,004
Virginia Electric and Power Company
   4.50% due 12/15/2010                                    $ 35,000       34,009
Westar Energy, Inc.
   5.10% due 07/15/2020                                     185,000      174,994
Western Power Distribution Holdings, Ltd.
   6.875% due 12/15/2007                                    160,000      164,105
Wisconsin Electric Power Company
   3.50% due 12/01/2007                                     120,000      116,810
                                                                      ----------
                                                                       7,781,669

ELECTRONICS - 0.05%
Celestica, Inc.
   7.875% due 07/01/2011                                    250,000      250,625
Sanmina-SCI Corp.
   10.375% due 01/15/2010                                    25,000       27,313
                                                                      ----------
                                                                         277,938

ENERGY - 0.40%
Duke Capital Corp.
   4.302% due 05/18/2006                                    260,000      259,519
Duke Capital LLC
   6.25% due 02/15/2013                                     170,000      175,747
Duke Capital LLC, Series B
   6.75% due 07/15/2018                                      90,000       96,154
Enterprise Products Operating LP
   4.95% due 06/01/2010                                     175,000      170,945
Enterprise Products Operating LP, Series B
   4.00% due 10/15/2007                                    $ 80,000   $   78,234
   5.60% due 10/15/2014                                     120,000      118,918
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                                      50,000       53,489
NRG Energy, Inc.
   8.00% due 12/15/2013                                     600,000      658,500
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                    350,000      399,000
Progress Energy, Inc.
   5.85% due 10/30/2008                                     110,000      112,013
   6.75% due 03/01/2006                                     130,000      130,645
TXU Energy Company LLC
   4.92% due 01/17/2006 (b)                                  25,000       24,998
   6.125% due 03/15/2008                                     45,000       45,695
Xcel Energy, Inc.
   7.00% due 12/01/2010                                      30,000       32,229
                                                                      ----------
                                                                       2,356,086

FINANCIAL SERVICES - 2.72%
AIG SunAmerica Global Financing XII
   5.30% due 05/30/2007                                      75,000       75,434
Altria Finance Cayman Islands, Ltd.
   5.625% due 06/24/2008                                 EUR 26,000       32,266
American Express Credit Corp.
   5.30% due 12/02/2015                                    $ 50,000       49,839
American Express Credit Corp., EMTN
   3.625% due 10/13/2009                                 EUR 55,000       65,713
American General Finance Corp, MTN, Series I
   5.40% due 12/01/2015                                    $250,000      247,150
American Honda Finance Corp., MTN
   2.875% due 04/03/2006                                     95,000       94,432
Arch Western Finance LLC
   6.75% due 07/01/2013                                      75,000       75,750
Aries Vermogensverwaltung GmbH, Series REGS
   9.60% due 10/25/2014                                     560,000      721,336
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                    350,000      388,062
Borden U.S. Finance Corp./Nova Scotia Finance
   ULC
   9.00% due 07/15/2014                                     325,000      320,937
Capital One Bank
   5.125% due 02/15/2014                                    100,000       97,578
   6.50% due 06/13/2013                                     330,000      347,130
Caterpillar Financial Services Corp., MTN,
   Series F
   4.50% due 09/01/2008                                     140,000      138,711
CCM Merger, Inc.
   8.00% due 08/01/2013                                     150,000      145,125
Chukchansi Economic Development Authority
   4.469% due 11/15/2012                                    150,000      151,500
CIT Group, Inc.
   5.00% due 02/01/2015                                     350,000      338,591
   5.50% due 11/30/2007                                      65,000       65,754
CIT Group, Inc., GMTN
   4.25% due 09/22/2011                                  EUR 50,000       60,741

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                       ------------   ----------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
CIT Group, Inc., MTN
   4.49% due 08/15/2008 (b)                              $  115,000   $  115,080
Citigroup, Inc.
   5.75% due 05/10/2006                                     130,000      130,614
Citigroup, Inc.,
   3.875% due 05/21/2010                               EUR   55,000       66,539
Countrywide Home Loans, Inc., MTN
   4.125% due 09/15/2009                                 $  480,000      461,309
Dollar Financial Group, Inc.
   9.75% due 11/15/2011                                     200,000      206,000
E*TRADE Financial Corp.
   8.00% due 06/15/2011                                     675,000      690,187
Ford Motor Credit Company
   4.87% due 03/21/2007 (b)                                  50,000       47,842
   5.29% due 11/16/2006 (b)                                 110,000      106,714
   5.625% due 06/06/2006                               EUR   42,000       49,223
   5.72% due 01/15/2010 (b)                              $  100,000       89,030
   5.80% due 01/12/2009                                     330,000      294,394
   6.50% due 01/25/2007                                      60,000       58,261
   7.00% due 10/01/2013                                     640,000      565,927
   7.375% due 10/28/2009                                    475,000      436,636
Franklin Resources, Inc.
   3.70% due 04/15/2008                                      60,000       58,397
Fund American Companies, Inc.
   5.875% due 05/15/2013                                    205,000      205,408
GE Capital UK Funding, EMTN
   5.625% due 12/12/2014                               GBP   49,000       89,578
General Electric Capital Corp.
   6.125% due 02/22/2011                                 $  220,000      230,775
General Electric Capital Corp., EMTN
   5.125% due 06/20/2007                               EUR   52,000       63,318
General Electric Capital Corp., MTN, Series A
   5.00% due 06/15/2007                                  $  130,000      130,394
   6.00% due 06/15/2012                                     260,000      272,361
General Motors Acceptance Corp.
   5.10% due 07/16/2007 (b)                                 180,000      167,865
   6.00% due 10/16/2006                                EUR   63,000       72,568
   6.75% due 01/15/2006                                  $  130,000      129,560
   6.75% due 12/01/2014                                   1,225,000    1,111,400
   8.00% due 11/01/2031                                     450,000      441,283
GIE Suez Alliance, EMTN
   5.125% due 06/24/2015                               EUR   36,000       46,678
Global Cash Access LLC
   8.75% due 03/15/2012                                  $  300,000      318,375
Goldman Sachs
   6.345% due 02/15/2034                                    510,000      520,278
Goldman Sachs Group, Inc.
   4.1794% due 07/02/2007 (b)                                65,000       65,097
   4.25% due 08/04/2010                                EUR   26,000       31,737
HSBC Finance Corp.
   5.00% due 06/30/2015                                  $  230,000      221,870
   5.75% due 01/30/2007                                      95,000       95,891
HSBC USA, Inc.
   4.625% due 04/01/2014                                    100,000       95,670
International Lease Finance Corp.
   3.75% due 08/01/2007                                     160,000      156,976
   5.125% due 11/01/2010                                 $  110,000   $  109,321
   6.375% due 03/15/2009                                     90,000       93,450
International Lease Finance Corp., EMTN
   4.125% due 10/09/2008                               EUR   45,000       54,290
iPCS, Inc.
   11.50% due 05/01/2012                                 $  125,000      144,063
John Deere Capital Corp.
   3.90% due 01/15/2008                                      85,000       83,274
   7.00% due 03/15/2012                                     200,000      220,412
JPMorgan Chase & Company
   3.125% due 12/11/2006                                    125,000      122,861
JPMorgan Chase & Company, EMTN
   4.25% due 06/09/2011                                EUR   39,000       47,821
JSG Funding PLC
   7.75% due 04/01/2015                                  $  275,000      225,500
Legg Mason, Inc.
   6.75% due 07/02/2008                                     165,000      172,050
Lehman Brothers Holdings, Inc.
   3.50% due 08/07/2008                                     290,000      280,157
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                                200,000      197,144
MBNA America Bank NA, Series BKNT
   4.625% due 08/03/2009                                    300,000      297,213
MBNA Europe Funding Plc, EMTN
   4.50% due 01/23/2009                                EUR   33,000       40,385
MDP Acquistions MDPAC, JSG Funding SPA
   9.625% due 10/01/2012                                 $  225,000      222,750
Mellon Funding Corp.
   6.375% due 11/08/2011                               GBP   49,000       91,610
Merrill Lynch & Company, Inc.
   7.00% due 03/15/2006                                  $    5,000        5,030
Merrill Lynch & Company, Inc., EMTN
   4.625% due 10/02/2013                               EUR   39,000       48,722
Merrill Lynch & Company, Inc., MTN, Series C
   4.25% due 02/08/2010                                  $  200,000      193,923
Merrill Lynch & Company, Inc., Series CPI
   4.33% due 03/02/2009 (b)                                 150,000      145,242
Morgan Stanley
   6.10% due 04/15/2006                                      75,000       75,365
National Rural Utilities Cooperative Finance
   Corp
   3.875% due 02/15/2008                                    200,000      195,728
Nationwide Building Society, EMTN
   3.375% due 08/17/2015 (b)                           EUR   55,000       64,541
Nell AF SARL
   8.375% due 08/15/2015                                 $  250,000      245,000
Nell AF SARL, 144a
   8.375% due 08/15/2015                               EUR   50,000       58,950
Nisource Finance Corp.
   4.95% due 11/23/2009 (b)                              $  140,000      140,450
Nissan Motor Acceptance Corp.
   4.625% due 03/08/2010                                    120,000      116,895
SLM Corp., MTN
   5.625% due 08/01/2033                                     45,000       44,324

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
SLM Corp., MTNA
   4.40% due 01/26/2009 (b)                               $220,000   $   220,473
SLM Corp., Series CPI
   4.30% due 04/01/2009 (b)                                365,000       352,758
Sun Life Canada US Capital Trust
   8.526% due 05/29/2049                                   270,000       291,599
UBS AG
   4.50% due 09/16/2019                                 EUR 52,000        65,054
                                                                     -----------
                                                                      15,925,639

FOOD & BEVERAGES - 0.47%
B&G Foods Holding Corp.
   8.00% due 10/01/2011                                   $400,000       406,000
Birds Eye Foods, Inc.
   11.875% due 11/01/2008                                   75,000        76,688
Cott Beverages USA, Inc.
   8.00% due 12/15/2011                                     15,000        15,375
Del Monte Corp.
   6.75% due 02/15/2015                                    100,000        95,500
   8.625% due 12/15/2012                                    75,000        78,750
Dole Food, Inc.
   8.625% due 05/01/2009                                   125,000       128,438
   8.875% due 03/15/2011                                   150,000       154,125
General Mills, Inc.
   6.449% due 10/15/2006                                   150,000       152,007
Kraft Foods, Inc.
   4.625% due 11/01/2006                                   105,000       104,668
   5.625% due 11/01/2011                                   180,000       183,845
Le*Nature's, Inc.
   10.00% due 06/15/2013                                   325,000       334,750
McCormick & Company, Inc., MTN
   3.35% due 04/15/2009                                    110,000       105,277
   6.40% due 02/01/2006                                    365,000       366,092
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                     35,000        37,013
PepsiAmericas, Inc.
   4.875% due 01/15/2015                                    55,000        53,810
Pierre Foods, Inc.
   9.875% due 07/15/2012                                   100,000       100,500
The Wornick Company
   10.875% due 07/15/2011                                  200,000       206,250
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                     60,000        63,487
William Wrigley Jr. Company
   4.65% due 07/15/2015                                     60,000        58,143
                                                                     -----------
                                                                       2,720,718

FOREST PRODUCTS - 0.02%
Weyerhaeuser Company
   7.375% due 03/15/2032                                   115,000       123,578

FURNITURE & FIXTURES - 0.11%
Norcraft Companies LP
   9.00% due 11/01/2011                                    225,000       230,625
Norcraft Holdings LP
   zero coupon, Step up to 9.75% on
      09/01/2008 due 09/01/2012                            175,000       122,500
Sealy Mattress Company
   8.25% due 06/15/2014                                   $300,000   $   306,000
                                                                     -----------
                                                                         659,125

GAS & PIPELINE UTILITIES - 0.52%
ANR Pipeline Company
   8.875% due 03/15/2010                                   110,000       117,630
Aquila Canada Finance Corp.
   7.75% due 06/15/2011                                    200,000       205,000
Atmos Energy Corp.
   4.00% due 10/15/2009                                    230,000       220,243
   5.95% due 10/15/2034                                     40,000        39,176
Boardwalk Pipelines LLC
   5.50% due 02/01/2017                                     90,000        88,522
Dynegy Holdings, Inc.
   9.875% due 07/15/2010                                    50,000        54,625
   10.125% due 07/15/2013                                  100,000       112,000
El Paso Natural Gas Company, Series A
   7.625% due 08/01/2010                                    15,000        15,608
El Paso Production Holding Company
   7.75% due 06/01/2013                                    125,000       128,125
Kaneb Pipe Line Operating Partnership LP
   5.875% due 06/01/2013                                   105,000       107,099
   7.75% due 02/15/2012                                    210,000       235,191
Panhandle Eastern Pipe Line Company
   4.80% due 08/15/2008                                    155,000       153,406
Panhandle Eastern Pipe Line Company, Series B
   2.75% due 03/15/2007                                    130,000       126,465
Piedmont Natural Gas Company
   6.00% due 12/19/2033                                     15,000        15,734
Roseton/Danskammer, Series A
   7.27% due 11/08/2010                                    200,000       200,500
Southern Natural Gas Company
   8.875% due 03/15/2010                                   460,000       491,906
Sunoco, Inc.
   4.875% due 10/15/2014                                    30,000        29,065
Williams Companies, Inc.
   7.625% due 07/15/2019                                    50,000        52,250
   7.75% due 06/15/2031                                    100,000       103,250
   8.125% due 03/15/2012                                   375,000       404,062
   8.75% due 03/15/2032                                     25,000        28,375
Williams Companies, Inc., Series A
   7.50% due 01/15/2031                                    125,000       126,250
                                                                     -----------
                                                                       3,054,482

GOLD - 0.05%
Newmont Mining Corp.
   5.875% due 04/01/2035                                   280,000       269,448

HEALTHCARE PRODUCTS - 0.17%
Fresenius Medical Care Capital Trust
   7.875% due 06/15/2011                                    25,000        26,688
Fresenius Medical Care Capital Trust II
   7.875% due 02/01/2008                                       225       231,750
Medtronic, Inc.
   4.375% due 09/15/2010                                   145,000       141,843
   4.75% due 09/15/2015                                    330,000       319,934

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
VWR International, Inc.
   6.875% due 04/15/2012                                   $ 50,000   $   49,625
   8.00% due 04/15/2014                                     225,000      222,750
                                                                      ----------
                                                                         992,590

HEALTHCARE SERVICES - 0.22%
Concentra Operating Corp.
   9.125% due 06/01/2012                                    175,000      180,250
   9.50% due 08/15/2010                                      75,000       77,250
DaVita, Inc.
   6.625% due 03/15/2013                                    100,000      102,500
   7.25% due 03/15/2015                                     250,000      255,312
Team Health, Inc., 144A
   11.25% due 12/01/2013                                    225,000      227,250
US Oncology, Inc.
   9.00% due 08/15/2012                                     150,000      160,125
   10.75% due 08/15/2014                                     75,000       83,063
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                     150,000      158,250
WellPoint, Inc.
   4.25% due 12/15/2009                                      40,000       38,846
                                                                      ----------
                                                                       1,282,846

HOLDINGS COMPANIES/CONGLOMERATES - 0.24%
Hutchison Whampoa Finance, Ltd.
   5.875% due 07/08/2013                                 EUR 24,000       31,640
   6.95% due 08/01/2007                                    $100,000      103,199
Leucadia National Corp.
   7.00% due 08/15/2013                                     340,000      341,700
Marquee Holdings, Inc.
   zero coupon, Step up to 12% on
   08/15/2009 due 08/15/2014                                450,000      279,000
Visant Corp.
   7.625% due 10/01/2012                                    250,000      248,125
Visant Holding Corp.
   zero coupon, Step up to 10.25% on
   12/01/2008 due 12/01/2013                                575,000      419,750
                                                                      ----------
                                                                       1,423,414

HOMEBUILDERS - 0.29%
Centex Corp.
   4.55% due 11/01/2010                                      75,000       71,628
   5.45% due 08/15/2012                                     260,000      254,068
KB Home
   6.25% due 06/15/2015                                      35,000       33,317
Lennar Corp.
   5.125% due 10/01/2010                                     20,000       19,510
   5.60% due 05/31/2015                                     205,000      196,729
Lennar Corp., Series B
   4.6356% due 03/19/2009 (b)                                70,000       70,038
MDC Holdings, Inc., MTN
   5.375% due 12/15/2014                                     60,000       56,300
NVR, Inc.
   5.00% due 06/15/2010                                     295,000      284,805
Pulte Homes, Inc.
   4.875% due 07/15/2009                                     70,000       68,385
   7.875% due 08/01/2011                                    240,000      262,887
Ryland Group, Inc.
   5.375% due 01/15/2015                                   $ 20,000   $   18,628
WCI Communities, Inc.
   7.875% due 10/01/2013                                    125,000      117,500
   9.125% due 05/01/2012                                    100,000       99,500
   10.625% due 02/15/2011                                    50,000       53,062
William Lyon Homes, Inc.
   7.50% due 02/15/2014                                      75,000       64,875
                                                                      ----------
                                                                       1,671,232

HOTELS & RESTAURANTS - 0.52%
American Casino & Entertainment Properties LLC
   7.85% due 02/01/2012                                     300,000      307,500
Ameristar Casinos, Inc.
   10.75% due 02/15/2009                                    250,000      265,625
Boyd Gaming Corp.
   8.75% due 04/15/2012                                      50,000       53,625
Harrah's Operating Company, Inc.
   5.50% due 07/01/2010                                     195,000      194,291
   7.50% due 01/15/2009                                     110,000      116,444
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                                     25,000       25,375
La Quinta Corp.
   7.00% due 08/15/2007                                      50,000       51,063
Landry's Restaurants, Inc., Series B
   7.50% due 12/15/2014                                     200,000      188,000
MGM Mirage, Inc.
   6.00% due 10/01/2009                                     280,000      277,900
   9.75% due 06/01/2007                                     275,000      289,437
O'Charleys, Inc.
   9.00% due 11/01/2013                                     250,000      257,500
Poster Financial Group, Inc.
   8.75% due 12/01/2011                                     250,000      257,500
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                                    125,000      133,125
Resorts International Hotel and Casino, Inc.
   11.50% due 03/15/2009                                     25,000       27,688
Station Casinos, Inc.
   6.00% due 04/01/2012                                     140,000      139,650
The Restaurant Company
   10.00% due 10/01/2013                                    200,000      184,000
Yum! Brands, Inc.
   7.70% due 07/01/2012                                     250,000      282,192
                                                                      ----------
                                                                       3,050,915

HOUSEHOLD APPLIANCES - 0.02%
Gregg Appliances, Inc.
   9.00% due 02/01/2013                                     150,000      135,750

HOUSEHOLD PRODUCTS - 0.09%
Clorox Company
   3.981% due 12/14/2007 (b)                                 80,000       80,129
Resolution Performance Products, Inc.
   9.50% due 04/15/2010                                     225,000      227,250
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
   12/15/2009 due 12/15/2014                                250,000      130,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
HOUSEHOLD PRODUCTS (CONTINUED)
Simmons Bedding Company (continued)
   7.875% due 01/15/2014                                   $100,000   $   90,500
                                                                      ----------
                                                                         527,879

INDUSTRIAL MACHINERY - 0.09%
Columbus McKinnon Corp.
   8.875% due 11/01/2013                                    250,000      255,625
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                                     75,000       76,688
Grant Prideco, Inc.
   6.125% due 08/15/2015                                    100,000       99,000
Manitowoc, Inc.
   7.125% due 11/01/2013                                     75,000       77,250
                                                                      ----------
                                                                         508,563

INSURANCE - 0.59%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                    150,000      153,501
Allstate Corp.
   5.55% due 05/09/2035                                      10,000        9,550
Allstate Financial Global Funding
   5.25% due 02/01/2007                                     300,000      301,021
Allstate Life Funding LLC, EMTN
   6.375% due 01/17/2011                                 GBP 49,000       90,416
ASIF II, Series EMTN
   5.625% due 02/01/2012                                     49,000       88,410
Cigna Corp.
   7.40% due 05/15/2007                                    $ 80,000       82,590
Cincinnati Financial Corp
   6.92% due 05/15/2028                                     150,000      165,919
Genworth Financial, Inc.
   5.75% due 06/15/2014                                     180,000      186,571
Highmark, Inc.
   6.80% due 08/15/2013                                     225,000      242,129
ING Security Life Institutional Funding
   2.70% due 02/15/2007                                     195,000      189,192
Jefferson-Pilot Capital Trust A
   8.14% due 01/15/2046                                     120,000      127,688
Marsh & McLennan Companies, Inc.
   3.625% due 02/15/2008                                     45,000       43,515
MassMutual Global Funding II
   3.25% due 06/15/2007                                     140,000      136,609
Monumental Global Funding, Ltd., EMTN
   5.375% due 03/13/2009                                 EUR 39,000       48,897
Nationwide Financial Services, Inc.
   5.90% due 07/01/2012                                    $200,000      207,162
Nationwide Mutual Insurance Company
   6.60% due 04/15/2034                                     135,000      133,281
NLV Financial Corp.
   7.50% due 08/15/2033                                     160,000      173,712
Ohio National Financial Services, Inc.
   6.35% due 04/01/2013                                      15,000       15,845
Pacific Life Funding LLC
   5.50% due 05/14/2009                                  EUR 39,000       49,232
Pacific Life Funding LLC, EMTN
   5.125% due 01/20/2015                                 GBP 49,000       86,365
Principal Financial Global Funding LLC, EMTN
   4.50% due 01/22/2009                                  EUR 39,000   $   47,516
Principal Life Global Funding I
   5.25% due 01/15/2013                                    $190,000      191,432
Principal Life Income Funding Trusts
   5.20% due 11/15/2010                                      40,000       40,179
Prudential Financial, Inc., MTN
   3.75% due 05/01/2008                                     180,000      175,257
RLI Corp.
   5.95% due 01/15/2014                                      35,000       34,574
Security Benefit Life Insurance Company
   7.45% due 10/01/2033                                      95,000      108,526
The St. Paul Travelers Companies, Inc.
   5.75% due 03/15/2007                                      55,000       55,399
Transamerica Capital II
   7.65% due 12/01/2026                                     135,000      155,160
Travelers Insurance Company Institutional
   Funding, Ltd.
   5.75% due 12/06/2011                                  GBP 49,000       88,895
Travelers Property Casualty Corp.
   3.75% due 03/15/2008                                    $ 40,000       38,901
                                                                      ----------
                                                                       3,467,444

INTERNATIONAL OIL - 0.56%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                      75,000       78,664
Newfield Exploration Company
   6.625% due 09/01/2014                                     35,000       35,350
OAO Gazprom, Series REGS
   9.625% due 03/01/2013                                    500,000      599,550
Ocean Rig Norway AS
   8.375% due 07/01/2013                                    200,000      211,500
Pemex Project Funding Master Trust
   5.17% due 06/15/2010 (b)                                 395,000      408,627
   7.375% due 12/15/2014                                    130,000      143,390
   7.75% due 09/28/2049                                     345,000      354,139
Pemex Project Funding Master Trust,
   Series REGS
   6.625% due 06/15/2035                                    335,000      328,300
Petro-Canada
   5.95% due 05/15/2035                                     265,000      259,512
Petroleum Geo-Services ASA
   10.00% due 11/05/2010                                    425,000      481,313
PF Export Receivables Master Trust
   6.436% due 06/01/2015                                     78,675       78,358
Repsol International Finance BV, EMTN
   4.625% due 10/08/2014                                 EUR 20,000       24,614
YPF SA, MTNC
   10.00% due 11/02/2028                                   $220,000      257,675
                                                                      ----------
                                                                       3,260,992

INVESTMENT COMPANIES - 0.01%
BES Finance, Ltd., EMTN
   6.25% due 05/17/2011                                  EUR 36,000       47,808

LEISURE TIME - 0.84%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                                    $100,000       89,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
LEISURE TIME (CONTINUED)
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                   $100,000   $  103,750
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                    200,000      200,000
Boyd Gaming Corp.
   6.75% due 04/15/2014                                     225,000      223,312
   7.75% due 12/15/2012                                     100,000      104,750
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
   03/15/2009 due 03/15/2014                                725,000      534,687
   9.00% due 02/01/2013                                     125,000      131,562
Equinox Holdings, Inc.
   9.00% due 12/15/2009                                     125,000      128,438
Herbst Gaming, Inc.
   7.00% due 11/15/2014                                     250,000      246,250
   8.125% due 06/01/2012                                     50,000       51,750
International Speedway Corp.
   4.20% due 04/15/2009                                      90,000       87,347
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                                     125,000      125,156
Mandalay Resort Group
   10.25% due 08/01/2007                                    175,000      186,813
MGM Mirage, Inc.
   6.75% due 09/01/2012                                      15,000       15,113
   8.50% due 09/15/2010                                     450,000      487,125
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                                    175,000      175,875
Movie Gallery, Inc.
   11.00% due 05/01/2012                                    300,000      226,500
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                     250,000      241,875
Royal Caribbean Cruises, Ltd.
   8.00% due 05/15/2010                                      90,000       97,763
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                     160,000      162,800
Station Casinos, Inc.
   6.50% due 02/01/2014                                      50,000       50,250
   6.875% due 03/01/2016                                    555,000      563,325
Town Sports International, Inc.
   9.625% due 04/15/2011                                     75,000       77,250
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015                                     200,000      194,000
Warner Music Group
   7.375% due 04/15/2014                                    225,000      218,250
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                    175,000      169,094
                                                                      ----------
                                                                       4,892,535

LIFE SCIENCES - 0.05%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                    275,000      273,969

MANUFACTURING - 0.20%
Aearo Company
   8.25% due 04/15/2012                                     250,000      253,750
Koppers, Inc.
   9.875% due 10/15/2013                                    300,000      325,500

Tyco International Group SA
   5.80% due 08/01/2006                                    $135,000   $  135,452
   6.375% due 10/15/2011                                    390,000      404,326
Tyco International Group SA, EMTN
   5.50% due 11/19/2008                                  EUR 25,000       31,008
                                                                      ----------
                                                                       1,150,036

MEDICAL-HOSPITALS - 0.37%
Community Health Systems, Inc.
   6.50% due 12/15/2012                                    $100,000       98,625
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                     250,000      263,125
HCA, Inc.
   6.375% due 01/15/2015                                    250,000      248,396
   8.75% due 09/01/2010                                     650,000      713,822
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                     125,000      112,812
   7.375% due 02/01/2013                                    100,000       91,000
   9.875% due 07/01/2014                                    175,000      175,438
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                      75,000       75,938
   7.00% due 11/15/2013                                     375,000      375,000
                                                                      ----------
                                                                       2,154,156

METAL & METAL PRODUCTS - 0.25%
Earle M. Jorgensen Company
   9.75% due 06/01/2012                                     450,000      481,500
Gibraltar Industries Inc, Series 144A
   8.00% due 12/01/2015                                     325,000      327,437
Metals USA, Inc.
   11.125% due 12/01/2015                                   100,000      102,250
Mobile Mini, Inc.
   9.50% due 07/01/2013                                     140,000      153,300
Neenah Foundary Company
   11.00% due 09/30/2010                                    125,000      136,875
Novelis, Inc.
   7.25% due 02/15/2015                                     250,000      233,750
Rio Tinto Finance PLC, EMTN
   5.125% due 05/10/2007                                 EUR 27,000       32,786
                                                                      ----------
                                                                       1,467,898

MINING - 0.03%
Barrick Gold Finance Company
   4.875% due 11/15/2014                                   $ 30,000       28,940
Placer Dome, Inc.
   6.375% due 03/01/2033                                     15,000       15,298
   6.45% due 10/15/2035                                      25,000       25,663
Teck Cominco, Ltd.
   5.375% due 10/01/2015                                     75,000       73,245
                                                                      ----------
                                                                         143,146

NEWSPAPERS - 0.02%
E.W. Scripps Company
   4.30% due 06/30/2010                                      50,000       48,091
Medianews Group, Inc.
   6.375% due 04/01/2014                                     75,000       70,312
                                                                      ----------
                                                                         118,403

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
OFFICE FURNISHINGS & SUPPLIES - 0.12%
ACCO Brands Corp.
   7.625% due 08/15/2015                                   $250,000   $  233,750
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                     125,000      119,375
Interface, Inc.
   9.50% due 02/01/2014                                      25,000       24,875
   10.375% due 02/01/2010                                   300,000      322,500
                                                                      ----------
                                                                         700,500

PAPER - 0.48%
Abitibi-Consolidated Company of Canada
   6.95% due 12/15/2006                                      10,000       10,150
Boise Cascade LLC
   7.125% due 10/15/2014                                    335,000      301,500
Celulosa Arauco y Constitucion SA
   5.125% due 07/09/2013                                     80,000       76,773
   8.625% due 08/15/2010                                    220,000      248,116
Georgia-Pacific Corp.
   8.875% due 02/01/2010                                     75,000       84,375
   9.375% due 02/01/2013                                    810,000      908,213
Jefferson Smurfit Corp.
   8.25% due 10/01/2012                                     200,000      194,000
Longview Fibre Company
   10.00% due 01/15/2009                                    375,000      393,750
MeadWestvaco Corp.
   2.75% due 12/01/2005                                      80,000       80,000
NewPage Corp.
   10.00% due 05/01/2012                                    100,000       98,500
   10.50% due 05/01/2012 (b)                                100,000       99,000
   12.00% due 05/01/2013                                    125,000      112,500
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                    200,000      181,000
                                                                      ----------
                                                                       2,787,877

PETROLEUM SERVICES - 0.21%
BP Canada Finance Company
   3.375% due 10/31/2007                                     60,000       58,536
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                     325,000      329,875
Halliburton Company
   5.50% due 10/15/2010                                     335,000      341,259
Hanover Compressor Company
   9.00% due 06/01/2014                                     100,000      108,500
Hanover Equipment Trust
   8.75% due 09/01/2011                                     125,000      131,875
Pride International, Inc.
   7.375% due 07/15/2014                                    225,000      242,438
                                                                      ----------
                                                                       1,212,483

PHARMACEUTICALS - 0.14%
Abbott Laboratories
   5.625% due 07/01/2006                                     90,000       90,522
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                    250,000      249,375
Aventis SA, EMTN
   4.25% due 09/15/2010                                  EUR 45,000       55,193
Hospira, Inc.
   4.95% due 06/15/2009                                    $ 80,000       79,436
Merck & Company, Inc.
   2.50% due 03/30/2007                                    $190,000   $  184,031
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                     150,000      148,687
                                                                      ----------
                                                                         807,244

PHOTOGRAPHY - 0.09%
Eastman Kodak Company
   7.25% due 11/15/2013                                     540,000      512,605

POLLUTION CONTROL - 0.02%
Aleris International, Inc.
   9.00% due 11/15/2014                                     125,000      130,312

PUBLISHING - 0.31%
Dex Media East LLC
   9.875% due 11/15/2009                                    125,000      135,313
   12.125% due 11/15/2012                                   250,000      291,250
Dex Media West LLC
   8.50% due 08/15/2010                                      25,000       26,375
   9.875% due 08/15/2013                                    225,000      248,906
Haights Cross Operating Company
   11.75% due 08/15/2011                                    225,000      243,281
Houghton Mifflin Company
   8.25% due 02/01/2011                                     200,000      207,250
Mail-Well I Corp.
   9.625% due 03/15/2012                                    200,000      215,500
Medianews Group, Inc.
   6.875% due 10/01/2013                                    200,000      195,000
Morris Publishing Group LLC
   7.00% due 08/01/2013                                     275,000      262,625
                                                                      ----------
                                                                       1,825,500

RAILROADS & EQUIPMENT - 0.12%
Canadian National Railway Company
   6.25% due 08/01/2034                                     285,000      310,309
Norfolk Southern Corp.
   5.59% due 05/17/2025                                      30,000       29,617
   6.00% due 04/30/2008                                     240,000      244,508
   7.25% due 02/15/2031                                      35,000       42,086
Union Pacific Corp.
   5.75% due 10/15/2007                                      85,000       86,201
                                                                      ----------
                                                                         712,721

REAL ESTATE - 0.42%
Archstone-Smith Operating Trust, REIT
   5.25% due 05/01/2015                                     180,000      175,884
   5.625% due 08/15/2014                                     15,000       15,122
Arden Realty LP, REIT
   5.20% due 09/01/2011                                      60,000       58,829
AvalonBay Communities, Inc., REIT
   4.95% due 03/15/2013                                      60,000       58,375
BF Saul, REIT
   7.50% due 03/01/2014                                     150,000      153,375
Camden Property Trust, REIT
   4.375% due 01/15/2010                                     90,000       86,698
Developers Diversified Realty Corp., REIT
   3.875% due 01/30/2009                                    170,000      162,930

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
REAL ESTATE (CONTINUED)
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                    $ 25,000   $   27,375
Host Marriott LP, REIT
   6.375% due 03/15/2015                                     75,000       74,438
   7.125% due 11/01/2013                                    125,000      129,687
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                                      45,000       45,104
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                                     90,000       88,569
   5.125% due 04/01/2011                                    190,000      184,605
Kimco Realty Corp., MTN, REIT
   4.904% due 02/18/2015                                     60,000       57,691
La Quinta Properties, Inc., REIT
   7.00% due 08/15/2012                                      75,000       80,063
   8.875% due 03/15/2011                                    365,000      393,744
Meristar Hospitality Corp., REIT
   9.00% due 01/15/2008                                      75,000       77,813
   9.125% due 01/15/2011                                    150,000      166,500
Simon Property Group LP
   3.75% due 01/30/2009                                     180,000      172,102
Simon Property Group LP, REIT
   5.375% due 06/01/2011                                     55,000       54,878
Ventas Realty LP, REIT
   6.75% due 06/01/2010                                     100,000      101,500
Vornado Realty LP, REIT
   4.50% due 08/15/2009                                      80,000       77,731
                                                                      ----------
                                                                       2,443,013

RETAIL - 0.15%
JC Penney Company, Inc.
   7.375% due 08/15/2008                                    100,000      104,965
Leslie's Poolmart
   7.75% due 02/01/2013                                     350,000      353,500
NationsRent, Inc.
   9.50% due 10/15/2010                                     175,000      191,188
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                                    225,000      228,375
                                                                      ----------
                                                                         878,028

RETAIL GROCERY - 0.20%
Couche-Tard US LP
   7.50% due 12/15/2013                                     375,000      382,500
Delhaize America, Inc.
   8.125% due 04/15/2011                                     45,000       48,633
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                     175,000      166,250
Safeway, Inc.
   4.125% due 11/01/2008                                     65,000       62,814
Sysco Corp.
   5.375% due 09/21/2035                                    100,000       95,358
The Kroger Company
   7.80% due 08/15/2007                                     110,000      114,302
   8.05% due 02/01/2010                                     300,000      325,149
                                                                      ----------
                                                                       1,195,006

RETAIL TRADE - 0.41%
Ferrellgas Partners LP
   8.75% due 06/15/2012                                     375,000      361,875
FTD, Inc.
   7.75% due 02/15/2014                                    $325,000   $  319,313
GSC Holdings Corp.
   8.00% due 10/01/2012                                     825,000      796,125
Home Depot, Inc.
   3.75% due 09/15/2009                                     115,000      110,691
Jean Coutu Group, Inc.
   7.625% due 08/01/2012                                    275,000      269,500
Target Corp.
   7.50% due 07/15/2006                                      55,000       55,775
The Pantry, Inc.
   7.75% due 02/15/2014                                     200,000      194,000
Wal-Mart Stores, Inc.
   4.75% due 01/29/2013                                  GBP 49,000       85,218
   5.25% due 09/01/2035                                    $235,000      223,133
                                                                      ----------
                                                                       2,415,630

SANITARY SERVICES - 0.26%
Allied Waste North America, Inc.
   7.875% due 04/15/2013                                    185,000      192,400
   8.50% due 12/01/2008                                     225,000      236,813
Allied Waste North America, Inc., Series B
   8.875% due 04/01/2008                                    300,000      315,750
   9.25% due 09/01/2012                                     100,000      108,750
Casella Waste Systems, Inc.
   9.75% due 02/01/2013                                     575,000      609,500
Oakmont Asset Trust
   4.514% due 12/22/2008                                     20,000       19,531
Waste Management, Inc.
   7.375% due 05/15/2029                                     15,000       17,306
                                                                      ----------
                                                                       1,500,050

SEMICONDUCTORS - 0.19%
Amkor Technology, Inc.
   9.25% due 02/15/2008                                     100,000       96,500
Flextronics International, Ltd.
   6.25% due 11/15/2014                                     250,000      245,625
Freescale Semiconductor, Inc.
   6.875% due 07/15/2011                                    435,000      454,575
   7.125% due 07/15/2014                                    225,000      237,375
STATS ChipPAC, Ltd.
   6.75% due 11/15/2011                                     100,000       97,000
                                                                      ----------
                                                                       1,131,075

SOFTWARE - 0.10%
Activant Solutions, Inc.
   10.0544% due 04/01/2010 (b)                              100,000      102,500
   10.0544% due 04/01/2010 (b)                               50,000       51,250
SS&C Technologies, Inc., 144A
   11.75% due 12/01/2013                                    100,000      101,250
UGS Corp.
   10.00% due 06/01/2012                                    275,000      299,750
                                                                      ----------
                                                                         554,750

STEEL - 0.08%
Gerdau Ameristeel Corp.
   10.375% due 07/15/2011                                   225,000      247,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
STEEL (CONTINUED)
Valmont Industries, Inc.
   6.875% due 05/01/2014                                   $225,000   $  227,250
                                                                      ----------
                                                                         474,750

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.76%
Deutsche Telekom International Finance BV
   3.875% due 07/22/2008                                     85,000       82,848
   6.625% due 07/11/2011                                 EUR 45,000       61,239
   7.50% due 05/29/2007                                      26,000       32,637
Eircom Funding, Series US$
   8.25% due 08/15/2013                                    $300,000      324,750
France Telecom SA
   7.20% due 03/01/2006                                     130,000      130,854
   8.00% due 03/01/2011                                     290,000      324,259
France Telecom SA, EMTN
   7.00% due 12/23/2009                                  EUR 70,000       93,688
   8.125% due 01/28/2033                                     17,000       29,638
Insight Midwest LP
   9.75% due 10/01/2009                                    $100,000      102,875
Intelsat, Ltd.
   8.695% due 01/15/2012 (b)                                400,000      406,000
L-3 Communications Corp.
   6.375% due 10/15/2015                                    275,000      270,875
Lucent Technologies, Inc.
   8.00% due 08/01/2031                                     236,000      237,267
Panamsat Corp.
   9.00% due 08/15/2014                                     275,000      288,750
Panamsat Holding Corp.
   zero coupon, Step up to 10.375% on
      11/01/2009 due 11/01/2014                              25,000       17,438
SBC Communications, Inc.
   5.10% due 09/15/2014                                      80,000       77,691
Syniverse Technologies, Inc.
   7.75% due 08/15/2013                                     225,000      227,813
Telus Corp.
   7.50% due 06/01/2007                                     200,000      206,887
   8.00% due 06/01/2011                                     170,000      190,960
Time Warner Telecom LLC
   9.75% due 07/15/2008                                     200,000      203,750
Time Warner Telecom, Inc.
   10.125% due 02/01/2011                                   325,000      339,625
Verizon Global Funding Corp.
   6.125% due 06/15/2007                                    110,000      112,041
   7.25% due 12/01/2010                                      65,000       70,504
   7.75% due 12/01/2030                                     285,000      333,775
Wind Acquisition Finance SA, 144A
   10.75% due 12/01/2015                                    200,000      208,000
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                             100,000       67,125
                                                                      ----------
                                                                       4,441,289

TELEPHONE - 0.71%
AT&T Corp.
   7.8 due 11/15/2011 (b)                                    75,000       83,227
AT&T, Inc.
   4.5423% due 11/14/2008 (b)                              $100,000   $  100,160
   5.30% due 11/15/2010                                     340,000      340,193
BellSouth Corp.
   4.465% due 11/15/2007 (b)                                110,000      110,189
MCI, Inc.
   7.688% due 05/01/2009                                    650,000      673,562
Qwest Corp.
   7.12% due 06/15/2013 (b)                                 125,000      134,687
   7.875% due 09/01/2011                                    350,000      375,375
   8.875% due 03/15/2012                                    200,000      224,500
Sprint Capital Corp.
   6.875% due 11/15/2028                                    440,000      472,583
   7.625% due 01/30/2011                                    295,000      325,182
Telecom Italia Capital SA
   4.00% due 01/15/2010                                     150,000      142,735
   5.25% due 11/15/2013                                     285,000      279,235
   6.00% due 09/30/2034                                     120,000      114,739
Telecom Italia Finance SA, EMTN
   5.875% due 01/24/2008                                 EUR 26,000       32,397
   6.875% due 01/24/2013                                     52,000       72,613
   7.75% due 01/24/2033                                       9,000       14,407
Telefonos de Mexico SA de CV
   4.50% due 11/19/2008                                    $120,000      117,659
   4.75% due 01/27/2010                                     155,000      151,968
   5.50% due 01/27/2015                                     150,000      146,310
US LEC Corp.
   12.7163% due 10/01/2009 (b)                              200,000      215,000
                                                                      ----------
                                                                       4,126,721

TOBACCO - 0.13%
Alliance One International, Inc.
   11.00% due 05/15/2012                                    150,000      129,750
Altria Group, Inc.
   7.20% due 02/01/2007                                     130,000      132,642
BAT International Finance PLC, EMTN
   5.125% due 07/09/2013                                 EUR 26,000       32,656
Imperial Tobacco Finance PLC, EMTN
   6.875% due 06/13/2012                                 GBP 49,000       92,584
RJ Reynolds Tobacco Holdings, Inc.
   6.50% due 07/15/2010                                    $345,000      339,825
                                                                      ----------
                                                                         727,457

TOYS, AMUSEMENTS & SPORTING GOODS - 0.03%
K2, Inc.
   7.375% due 07/01/2014                                    200,000      197,500

TRANSPORTATION - 0.18%
Bombardier, Inc.
   6.30% due 05/01/2014                                     200,000      173,000
   6.75% due 05/01/2012                                     500,000      455,000
CHC Helicopter Corp.
   7.375% due 05/01/2014                                    250,000      251,875
Petroleum Helicopters, Series B
   9.375% due 05/01/2009                                    150,000      158,625
                                                                      ----------
                                                                       1,038,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
TRAVEL SERVICES - 0.05%
Worldspan LP
   10.59% due 02/15/2011 (b)                             $350,000   $    301,875

TRUCKING & FREIGHT - 0.02%
Grupo Transportacion Ferroviaria Mexicana
   9.375% due 05/01/2012                                  125,000        136,563

UTILITY SERVICE - 0.04%
Public Service Company of New Mexico
   4.40% due 09/15/2008                                   210,000        205,697
Veolia Environnement, EMTN
   5.875% due 02/01/2012                               EUR 30,000         39,894
                                                                    ------------
                                                                         245,591
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $145,595,091)                           $145,658,353
                                                                    ------------

CONVERTIBLE BONDS - 0.06%

INSURANCE - 0.00%
Fortis Insurance NV
   7.75% due 01/26/2008                                  $ 25,000         30,719

INTERNET RETAIL - 0.06%
Amazon.com, Inc.
   4.75% due 02/01/2009                                   350,000        336,437
                                                                    ------------
TOTAL CONVERTIBLE BONDS (Cost $367,105)                             $    367,156
                                                                    ------------

MUNICIPAL BONDS - 0.53%

CALIFORNIA - 0.08%
California State Public Works Board
   5.00% due 01/01/2021                                   225,000        234,209
State of California
   5.25% due 04/01/2034                                   100,000        104,241
   5.50% due 11/01/2033                                   100,000        108,036
                                                                    ------------
                                                                         446,486

DISTRICT OF COLUMBIA - 0.05%
District of Columbia, Series A
   5.00% due 06/01/2016                                   260,000        275,301

GEORGIA - 0.07%
Atlanta Georgia Airport Passenger FAC Charge
   Revenue
   5.00% due 01/01/2033                                   420,000        430,580

KANSAS - 0.02%
Kansas Development Finance Authority
   5.501% due 05/01/2034                                  120,000        121,316

NEVADA - 0.04%
Clark County Nevada School District
   5.00% due 06/15/2018                                   220,000        233,449

NEW YORK - 0.09%
Liberty New York Development
   Corp., Revenue Bond
   5.25% due 10/01/2035                                   150,000        164,951
New York State Urban Development Corp.
   5.25% due 01/01/2021                                   220,000        230,135
New York, New York, Series J
   5.00% due 03/01/2014                                   120,000        127,220
                                                                    ------------
                                                                         522,306

NORTH CAROLINA - 0.11%
State of North Carolina
   5.25% due 03/01/2013                                  $610,000   $    669,933

OREGON - 0.01%
State of Oregon
   5.892% due 06/01/2027                                   60,000         63,819

TEXAS - 0.06%
Houston Texas Utility Systems Revenue
   5.25% due 05/15/2016                                   330,000        356,849
                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $3,112,049)                             $  3,120,039
                                                                    ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.61%
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A1
   3.878% due 09/11/2036                                   91,525         87,920
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A2
   4.648% due 09/11/2036                                  796,000        771,102
Banc of America Commercial Mortgage, Inc.,
   Series 2004-6, Class A1
   3.801% due 12/10/2042                                  158,470        155,091
Banc of America Mortgage Securities, Series
   2003-L, Class 2A2
   4.2696% due 01/25/2034 (b)                             601,099        590,299
Banc of America Mortgage Securities, Series
   2004-A, Class 2A2
   4.1199% due 02/25/2034 (b)                             338,872        331,905
Banc of America Mortgage Securities, Series
   2004-D, Class 2A2
   4.2021% due 05/25/2034 (b)                             146,914        143,985
Banc of America Mortgage Securities, Series
   2004-H, Class 2A2
   4.7682% due 09/25/2034 (b)                             353,840        349,950
Banc of America Mortgage Securities, Series
   2004-I, Class 3A2
   4.9313% due 10/25/2034 (b)                             170,995        168,084
Banc of America Mortgage Securities, Series
   2005-J, Class 2A1
   5.1115% due 11/25/2035 (b)                             565,553        561,826
Bear Stearns Commercial Mortgage Securities,
   Series 2002-TOP8, Class A2
   4.83% due 08/15/2038                                   320,000        312,778
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR6, Class A1
   3.688% due 11/11/2041                                  125,238        122,735
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class A4
   4.674% due 06/11/2041                                  578,000        551,197
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class A1
   4.498% due 09/15/2042                                  159,940        157,889
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class AAB
   4.804% due 09/11/2042                                  462,000        450,469

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T18, Class A1
   4.274% due 02/13/2042 (b)                             $  563,505   $  553,861
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T20, Class A1
   4.94% due 10/12/2042                                      44,668       44,525
Citigroup Commercial Mortgage Trust, Series
   2004-C2, Class A1
   3.787% due 10/15/2041                                    112,157      109,739
Commercial Mortgage Pass Through
   Certificates, Series 2005-LP5, Class A1
   4.235% due 05/10/2043                                    533,227      525,299
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class A2
   4.609% due 02/15/2038                                    149,000      146,159
DLJ Commercial Mortgage Corp., Series
   1999-CG2, Class A1B
   7.30% due 06/10/2032                                     629,000      672,599
Federal Home Loan Mortgage Corp. Stated
   Final, Series 2004-SF4, Class B
   2.37% due 12/15/2009                                     128,074      123,768
Federal Home Loan Mortgage Corp. Stated
   Final, Series 2004-SF4, Class C
   3.32% due 12/15/2011                                      64,000       60,971
Federal Home Loan Mortgage Corp. Strips,
   Series 1998-199, Class PO
   zero coupon PO due 08/01/2028                             15,444       12,390
Federal Home Loan Mortgage Corp., Series
   1993-1633, Class PL
   6.50% due 03/15/2023                                     211,201      212,293
Federal Home Loan Mortgage Corp., Series
   1994-1671, Class G
   6.50% due 08/15/2023                                      15,904       15,971
Federal Home Loan Mortgage Corp., Series
   2003-2614, Class IH
   4.50% IO due 05/15/2016                                  267,000       37,784
Federal Home Loan Mortgage Corp., Series
   2003-2627, Class IE
   4.50% IO due 04/15/2018                                  109,413       11,930
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class KI
   4.50% IO due 01/15/2015                                  331,555       22,641
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class LI
   4.50% IO due 06/15/2011                                  147,072        5,391
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class MV
   4.00% due 01/15/2022                                     191,000      188,918
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class PC
   4.50% due 03/15/2016                                   1,224,000    1,195,695
Federal Home Loan Mortgage Corp., Series
   2003-2681, Class PC
   5.00% due 01/15/2019                                     255,000      253,300
Federal Home Loan Mortgage Corp., Series
   2003-2686, Class JG
   5.50% due 04/15/2028                                     847,000      844,376
Federal Home Loan Mortgage Corp., Series
   2004-2844, Class PQ
   5.00% due 05/15/2023                                  $  149,000   $  148,953
Federal Home Loan Mortgage Corp., Series
   2004-2872, Class YB
   5.00% due 06/15/2023                                     318,000      317,185
Federal Home Loan Mortgage Corp., Series
   2004-2882, Class YB
   5.00% due 10/15/2027                                     264,000      260,532
Federal Home Loan Mortgage Corp., Series
   2004-2890, Class PB
   5.00% due 11/15/2027                                     798,000      787,514
Federal Home Loan Mortgage Corp., Series
   2005-2934, Class NB
   5.00% due 01/15/2028                                     106,000      104,493
Federal National Mortgage Association
   Interest Strip, Series 2002-319, Class 2
   6.50% IO due 02/01/2032                                   59,267       14,186
Federal National Mortgage Association, Series
   1993-8, Class L
   9.00% due 01/25/2008                                       9,700        9,958
Federal National Mortgage Association, Series
   2002-43, Class A
   6.00% due 06/25/2016                                       2,250        2,255
Federal National Mortgage Association, Series
   2002-74, Class PJ
   5.00% due 03/25/2015                                     615,000      613,962
Federal National Mortgage Association, Series
   2003-40, Class NI
   5.50% IO due 11/25/2028                                  147,060        9,477
Federal National Mortgage Association, Series
   2003-92, Class NM
   3.50% due 04/25/2013                                     494,000      482,340
Federal National Mortgage Association, Series
   2004-21, Class AC
   4.00% due 05/25/2016                                     106,000      103,006
GE Capital Commercial Mortgage Corp., Series
   2001-1, Class A2
   6.531% due 05/15/2033                                    440,000      466,602
Government National Mortgage Association,
   Series 1997-16, Class PL
   6.50% due 10/20/2027                                     322,000      334,314
Government National Mortgage Association,
   Series 1998-12, Class Z
   6.50% due 05/20/2028                                      76,261       76,878
Government National Mortgage Association,
   Series 1998-6, Class EA
   zero coupon PO due 03/16/2028                             57,054       49,129
Government National Mortgage Association,
   Series 1999-15, Class PB
   5.00% due 08/16/2028                                      64,301       64,229
Government National Mortgage Association,
   Series 2003-3, Class LM
   5.50% due 02/20/2032                                     401,000      399,519
Government National Mortgage Association,
   Series 2003-49, Class A
   2.212% due 10/16/2017                                    115,850      108,862

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         ---------   -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Government National Mortgage Association,
   Series 2003-49, Class C
   4.485% due 10/16/2033 (b)                              $ 67,000   $    62,740
Government National Mortgage Association,
   Series 2003-70, Class TD
   5.50% due 10/20/2030                                    908,000       919,862
Government National Mortgage Association,
   Series 2003-73, Class B
   5.064% due 09/16/2026 (b)                               432,000       429,960
Government National Mortgage Association,
   Series 2003-82, Class PD
   5.50% due 02/20/2030                                    317,000       316,988
Government National Mortgage Association,
   Series 2004-103, Class A
   3.878% due 12/16/2019                                   130,630       127,538
Government National Mortgage Association,
   Series 2004-23, Class B
   2.946% due 03/16/2019                                   529,000       503,426
Government National Mortgage Association,
   Series 2004-43, Class D
   4.994% due 03/16/2030 (b)                                56,000        54,990
Government National Mortgage Association,
   Series 2004-44, Class PC
   5.50% due 05/20/2031                                    928,000       936,819
Greenwich Capital Commercial Funding Corp.,
   Series 2004-GG1, Class A2
   3.835% due 06/10/2036                                   481,678       472,338
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class AAB
   4.619% due 08/10/2042 (b)                               146,000       141,731
GS Mortgage Securities Corp II, Series
   2004-GG2, Class A2
   4.293% due 08/01/2038                                   236,000       232,518
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIB2, Class A2
   6.244% due 04/15/2035                                   248,598       253,981
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIBC, Class A3
   6.26% due 03/15/2033                                    283,000       297,069
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4, Class A1
   4.613% due 10/15/2042                                    46,909        46,488
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4, Class ASB
   4.824% due 10/15/2042 (b)                               621,000       607,170
LB-UBS Commercial Mortgage Trust, Series
   2004-C2, Class A2
   3.246% due 03/15/2029                                   233,000       221,219
LB-UBS Commercial Mortgage Trust, Series
   2004-C4, Class A2
   4.567% due 06/15/2029 (b)                               457,000       451,250
LB-UBS Commercial Mortgage Trust, Series
   2005-C1, Class A4
   4.742% due 02/15/2030                                   133,000       128,015
Morgan Stanley Dean Witter Capital I, Class A2
   5.98% due 01/15/2039                                   $366,000   $   380,598
Morgan Stanley Dean Witter Capital I, Series
   2002-TOP7, Class A1
   5.38% due 01/15/2039                                     72,405        73,199
Vendee Mortgage Trust, Series 1996-3, Class 4
   9.6041% due 03/15/2025 (b)                               20,448        21,925
Washington Mutual, Inc., Series 2004-AR1, Class A
   4.229% due 03/25/2034 (b)                               260,709       256,029
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,070,830)                                                   $21,082,087
                                                                     -----------

ASSET BACKED SECURITIES - 1.40%
Bank One Auto Securitization Trust, Series
   2003-1, Class A3
   1.82% due 09/20/2007                                     95,768        95,123
BankBoston Home Equity Loan Trust, Series
   1998-2, Class A6
   6.64% due 12/25/2028                                     73,998        75,330
Capital Auto Receivables Asset Trust, Series
   2004-1, Class A4
   2.64% due 11/17/2008                                    191,000       185,100
Capital Auto Receivables Asset Trust, Series
   2004-1, Class CTFS
   2.84% due 09/15/2010                                    149,000       144,236
Capital One Multi-Asset Execution Trust,
   Series 2004-A8, Class A8
   4.25% due 08/15/2014 (b)                                999,000     1,002,949
Capital One Multi-Asset Execution Trust,
   Series 2005-A7, Class A7
   4.70% due 06/15/2015                                    468,000       461,070
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2002-2, Class 1M1
   5.599% due 09/25/2031                                    40,890        40,814
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2002-4, Class 2A1
   4.5613% due 10/25/2032 (b)                               21,613        21,726
Chase Issuance Trust, Series 2005-A7, Class A7
   4.55% due 03/15/2013                                    511,000       504,199
Chase Manhattan Auto Owner Trust, Series
   2003-A, Class A4
   2.06% due 12/15/2009                                    355,000       345,106
Citibank Credit Card Issuance Trust, Series
   2001-A6, Class A6
   5.65% due 06/16/2008                                    149,000       149,700
CNH Equipment Trust, Series 2003-B, Class A4B
   3.38% due 02/15/2011                                    250,000       244,569
Countrywide Asset-Backed Certificates, Series
   2003-5, Class AF3
   3.613% due 04/25/2030                                    10,624        10,587
Credit-Based Asset Servicing and
   Securitization, Series 2005-CB5, Class AF2
   4.831% due 08/25/2035                                   293,000       289,849
GE Equipment Small Ticket LLC, Series
   2005-1A, Class A4
   4.51% due 12/22/2014                                    337,000       332,313

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
ASSET BACKED SECURITIES
(CONTINUED)
GS Auto Loan Trust, Series 2004-1, Class A3
   2.13% due 11/15/2007                               $    45,626   $     45,176
Harley-Davidson Motorcycle Trust, Series
   2003-3, Class A2
   2.76% due 05/15/2011                                   100,000         98,389
Harley-Davidson Motorcycle Trust, Series
   2003-4, Class A2
   2.69% due 04/15/2011                                    97,000         94,370
Hertz Vehicle Financing LLC, Series 2004-1A,
   Class A2
   2.38% due 05/25/2008                                   265,000        256,870
Honda Auto Receivables Owner Trust, Series
   2003-5, Class A4
   2.96% due 04/20/2009                                   194,000        188,995
Household Affinity Credit Card Master Note
   Trust I, Series 2003-1, Class A
   4.24% due 02/15/2010 (b)                               106,000        106,256
Hyundai Auto Receivables Trust, Series
   2003-A, Class A4
   3.02% due 10/15/2010                                   150,000        146,214
John Deere Owner Trust, Series 2003-A, Class A3
   1.79% due 04/15/2007                                    11,902         11,842
John Deere Owner Trust, Series 2005-A, Class A4
   4.16% due 05/15/2012                                    50,000         48,996
M&I Auto Loan Trust, Series 2005-1, Class A4
   4.86% due 03/21/2011                                   140,000        139,978
MBNA Credit Card Master Note Trust, Series
   2005-A6, Class A6
   4.50% due 01/15/2013                                   247,000        245,555
MBNA Master Credit Card Trust USA, Series
   2000-D, Class A
   4.32% due 09/15/2009 (b)                               225,000        225,582
Navistar Financial Corp. Owner Trust, Series
   2003-B, Class A3
   4.32% due 04/15/2008 (b)                               169,938        170,097
New Century Home Equity Loan Trust, Series
   2005-A, Class A6
   4.954% due 08/25/2035                                  555,000        538,385
New Century Home Equity Loan Trust, Series
   2005-A, Class M2
   5.344% due 08/25/2035                                  215,000        209,300
Nissan Auto Receivables Owner Trust, Series
   2004-A, Class A4
   2.76% due 07/15/2009                                   191,000        184,769
Peco Energy Transition Trust, Series 2001 A
   6.52% due 12/31/2010                                   447,000        475,212
PP&L Transition Bond Company LLC, Series
   1999-1, Class A8
   7.15% due 06/25/2009                                   111,000        116,644
PSE&G Transition Funding LLC, Series 2001-1,
   Class A6
   6.61% due 06/15/2015                                   131,000        142,760
Reliant Energy Transport Bond Company,
   Series 2001-1, Class A4
   5.63% due 09/15/2015                                   334,000        344,647
Residential Asset Mortgage Products, Inc.,
   Series 2003-RZ2, Class A1
   3.60% due 04/25/2033                               $    57,156   $     55,578
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI2
   3.42% due 10/25/2027 (b)                                85,000         84,226
Sovereign Bank Home Equity Loan Trust, Series
   2000-1, Class A6
   7.25% due 02/25/2015                                     9,470          9,694
USAA Auto Owner Trust, Series 2005-2, Class A4
   4.17% due 02/15/2011                                   150,000        147,166
WFS Financial Owner Trust,
   Series 2004-1, Class A4
   2.81% due 08/22/2011                                   213,000        208,077
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $8,195,691)                     $  8,197,449
                                                                    ------------

REPURCHASE AGREEMENTS - 12.44%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $72,701,837 on
   12/01/2005, collateralized by
   $74,620,000 U.S. Treasury Notes,
   1.50% due 03/31/2006 (valued at
   $74,153,625, including interest) (c)               $72,698,000   $ 72,698,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $72,698,000)                      $ 72,698,000
                                                                    ------------
TOTAL INVESTMENTS (SPECTRUM INCOME FUND)
   (COST $593,646,101) - 102.15%                                    $597,180,483
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.15)%                      (12,581,512)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $584,598,971
                                                                    ============

STRATEGIC BOND FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 0.26%
BROADCASTING - 0.07%
Liberty Global, Inc., Class A *                              7,685    $  171,452
Liberty Global, Inc., Series C *                             7,685       159,618
                                                                      ----------
                                                                         331,070

CELLULAR COMMUNICATIONS - 0.14%
American Tower Corp., Class A *                             23,747       648,056

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.05%
Telewest Global, Inc. *                                     10,197       227,291
                                                                      ----------
TOTAL COMMON STOCKS (Cost $1,158,601)                                 $1,206,417
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
PREFERRED STOCKS - 0.11%
CELLULAR COMMUNICATIONS - 0.11%
Alamosa Holdings, Inc. *                                      385   $    533,321
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $434,112)                              $    533,321
                                                                    ------------
WARRANTS - 0.00%

GOVERNMENT OF MEXICO - 0.00%
United Mexican States
   (Expiration Date 10/10/2006; strike
   price $25.00)                                            5,000         12,500

REPUBLIC OF ARGENTINA - 0.00%
Republic of Argentina
   (Expiration Date 12/15/2035; strike
   price $4.00)                                         2,818,991              0
                                                                    ------------
TOTAL WARRANTS (Cost $12,500)                                       $     12,500
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 15.92%

U.S. TREASURY BONDS - 2.62%
   4.125% due 08/15/2010                              $ 5,000,000      4,934,375
   4.25% due 08/15/2014                                 1,275,000      1,249,152
   5.25% due 11/15/2028 to 02/15/2029                   3,250,000      3,455,555
   5.50% due 08/15/2028                                 1,375,000      1,507,612
   6.125% due 08/15/2029 ****                             800,000        950,656
                                                                    ------------
                                                                      12,097,350

U.S. TREASURY NOTES - 13.30%
   3.625% due 01/15/2010                                5,150,000      4,993,893
   3.875% due 05/15/2010                                8,300,000      8,113,574
   4.00% due 03/15/2010 to 02/15/2014                  32,450,000     31,863,293
   4.25% due 11/15/2014 to 08/15/2015                   7,575,000      7,408,398
   5.00% due 02/15/2011                                 8,700,000      8,930,411
                                                                    ------------
                                                                      61,309,569
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,427,512)                  $ 73,406,919
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.13%
FEDERAL HOME LOAN MORTGAGE CORP. - 6.19%
   5.00% TBA **                                        29,650,000     28,510,313
   8.00% due 05/01/2010                                    13,514         14,164
   8.50% due 05/01/2008                                     9,505          9,856
                                                                    ------------
                                                                      28,534,333

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 32.93%
   4.00% TBA **                                        13,300,000     12,605,900
   4.50% TBA **                                         6,700,000      6,258,215
   5.00% TBA **                                        42,450,000     40,831,594
   5.50% TBA **                                        77,000,000     75,820,976
   6.00% TBA **                                         9,600,000      9,654,000
   6.50% due 10/01/2032                                   975,594      1,000,408
   6.50% TBA **                                         5,300,000      5,425,875
   7.50% due 07/01/2030 to 02/01/2031                      86,030         90,336
   8.00% due 07/01/2027 to 08/01/2027                      82,260         87,689
   8.80% due 01/25/2019                                    70,573         77,228
   10.40% due 04/25/2019                                   27,441         30,152
                                                                    ------------
                                                                     151,882,373

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.01%
   7.50% due 04/15/2022 to 02/15/2028                 $    31,545   $     33,377
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $179,416,071)                                              $180,450,083
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 5.12%

ARGENTINA - 0.17%
Republic of Argentina
   4.50% due 12/15/2035 (b)                             1,105,896         49,766
   5.83% due 12/31/2033                             ARS   993,982        386,754
   8.28% due 12/31/2033                               $   400,759        335,435
                                                                    ------------
                                                                         771,955

BRAZIL - 1.16%
Federative Republic of Brazil
   5.25% due 04/15/2012 (b)                             2,483,811      2,443,573
   8.00% due 01/15/2018                                 2,350,000      2,467,500
   11.00% due 08/17/2040                                  375,000        462,000
                                                                    ------------
                                                                       5,373,073

BULGARIA - 0.05%
Republic of Bulgaria
   8.25% due 01/15/2015                                   175,000        209,738

CANADA - 0.38%
Province of Quebec Canada
   4.60% due 05/26/2015                                 1,800,000      1,745,107

COLOMBIA - 0.25%
Republic of Colombia
   8.125% due 05/21/2024                                  550,000        579,150
   10.00% due 01/23/2012                                  250,000        296,250
   10.75% due 01/15/2013                                  225,000        277,425
                                                                    ------------
                                                                       1,152,825

ECUADOR - 0.08%
Republic of Ecuador
   zero coupon, Step up to 10% on
      08/15/2006 due 08/15/2030 (b)                       425,000        389,937

ITALY - 0.18%
Republic of Italy
   5.804% due 10/25/2032                                  800,000        844,106

MEXICO - 0.94%
Government of Mexico
   5.875% due 01/15/2014                                1,375,000      1,413,500
   6.375% due 01/16/2013                                1,375,000      1,452,000
   8.125% due 12/30/2019                                1,200,000      1,470,000
                                                                    ------------
                                                                       4,335,500

PANAMA - 0.15%
Republic of Panama
   7.25% due 03/15/2015                                   325,000        343,200
   9.375% due 01/16/2023                                  275,000        336,188
                                                                    ------------
                                                                         679,388

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
PERU - 0.21%
Republic of Peru
   zero coupon, Step up to 5% on
      03/07/2006 due 03/07/2017 (b)                     $  245,000   $   234,587
   5 due 03/07/2017 (b)                                    328,000       319,800
   8.75% due 11/21/2033                                    125,000       145,625
   9.875% due 02/06/2015                                   200,000       247,000
                                                                     -----------
                                                                         947,012

PHILIPPINES - 0.38%
Republic of Philippines
   8.375% due 03/12/2009                                   225,000       239,063
   8.875% due 03/17/2015                                   350,000       385,000
   9.50% due 02/02/2030                                     75,000        84,375
   9.875% due 01/15/2019                                   500,000       577,500
   10.625% due 03/16/2025                                  375,000       458,906
                                                                     -----------
                                                                       1,744,844

RUSSIA - 0.38%
Russian Federation
   11.00% due 07/24/2018                                 1,200,000     1,770,000

SOUTH AFRICA - 0.06%
Republic of South Africa
   6.50% due 06/02/2014                                    275,000       296,656

TURKEY - 0.40%
Republic of Turkey
   7.375% due 02/05/2025                                   325,000       325,406
   9.00% due 06/30/2011                                    550,000       622,188
   11.50% due 01/23/2012                                   175,000       221,156
   11.875% due 01/15/2030                                  450,000       669,375
                                                                     -----------
                                                                       1,838,125

UKRAINE - 0.04%
Republic of Ukraine
   6.875% due 03/04/2011                                   200,000       206,680

VENEZUELA - 0.29%
Republic of Venezuela
   9.375% due 01/13/2034                                   400,000       460,000
   10.75% due 09/19/2013                                   725,000       870,000
                                                                     -----------
                                                                       1,330,000
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $23,243,505)                                                   $23,634,946
                                                                     -----------

CORPORATE BONDS - 29.43%

ADVERTISING - 0.17%
Lamar Media Corp.
   6.625% due 08/15/2015                                   150,000       150,375
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                                  300,000       339,750
Vertis, Inc.
   9.75% due 04/01/2009                                    300,000       308,250
                                                                     -----------
                                                                         798,375

AEROSPACE - 0.43%
Alliant Techsystems, Inc.
   8.50% due 05/15/2011                                    200,000       210,000
Argo Tech Corp.
   9.25% due 06/01/2011                                 $  225,000    $  231,187
DRS Technologies, Inc.
   6.875% due 11/01/2013                                   250,000       237,500
Goodrich Corp.
   7.50% due 04/15/2008                                    550,000       578,247
Moog, Inc.
   6.25% due 01/15/2015                                    250,000       246,875
Sequa Corp.
   9.00% due 08/01/2009                                    475,000       498,750
                                                                     -----------
                                                                       2,002,559

AGRICULTURE - 0.10%
Pilgrim's Pride Corp.
   9.25% due 11/15/2013                                    200,000       217,000
UAP Holding Corp.
   zero coupon, Step up to 10.75% on
      01/15/2008 due 07/15/2012                             75,000        64,500
United Agri Products, Inc.
   8.25 due 12/15/2011                                     175,000       183,750
                                                                     -----------
                                                                         465,250

AIR TRAVEL - 0.01%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                    46,339        43,850

ALUMINUM - 0.05%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                                  200,000       218,750

AMUSEMENT & THEME PARKS - 0.04%
Six Flags, Inc.
   9.625% due 06/01/2014                                   125,000       122,813
   9.75% due 04/15/2013                                     75,000        74,062
                                                                     -----------
                                                                         196,875

APPAREL & TEXTILES - 0.19%
Collins & Aikman Floorcoverings, Inc
   9.75% due 02/15/2010                                    250,000       230,000
Levi Strauss & Company
   7.73% due 04/01/2012                                     75,000        75,938
   9.75% due 01/15/2015                                    175,000       181,125
   12.25% due 12/15/2012                                   225,000       251,437
Quiksilver, Inc.
   6.875% due 04/15/2015                                   161,000       152,145
                                                                     -----------
                                                                         890,645

AUTO PARTS - 0.15%
Dura Operating Corp., Series B
   8.625% due 04/15/2012                                   100,000        83,000
Keystone Automotive Operations
   9.75% due 11/01/2013                                    150,000       140,250
Tenneco Automotive, Inc.
   8.625% due 11/15/2014                                   250,000       233,437
TRW Automotive, Inc.
   9.375% due 02/15/2013                                   200,000       215,500
                                                                     -----------
                                                                         672,187

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
AUTOMOBILES - 0.69%
DaimlerChrysler NA Holding Corp.
   4.05% due 06/04/2008                                  $1,650,000   $1,604,648
Ford Motor Company
   6.625% due 10/01/2028                                    150,000       99,750
   7.45% due 07/16/2031                                   1,325,000      934,125
   8.90% due 01/15/2032                                     100,000       74,750
General Motors Corp.
   8.25% due 07/15/2023                                     100,000       66,750
   8.375% due 07/15/2033                                    625,000      421,875
                                                                      ----------
                                                                       3,201,898

BANKING - 1.38%
Bank of America Corp.
   7.40% due 01/15/2011                                   2,100,000    2,309,927
Capital One Bank
   5.75% due 09/15/2010                                   1,250,000    1,276,484
Independence Community Bank Corp.
   3.50% due 06/20/2013 (b)                                 275,000      264,023
Standard Chartered Bank
   8.00% due 05/30/2031                                   1,945,000    2,492,276
                                                                      ----------
                                                                       6,342,710

BROADCASTING - 0.83%
CanWest Media, Inc.
   8.00% due 09/15/2012                                     200,000      205,000
Charter Communications Holdings
   zero coupon, Step up to 11.75% on
      05/15/2006 due 05/15/2014                             625,000      378,125
   zero coupon, Step up to 12.125% on
      01/15/2007 due 01/15/2015                              75,000       38,625
      11.00% due 10/01/2015                                 413,253      354,364
Charter Communications I Holdings LLC
   zero coupon, Step up to 13.5% on
      01/15/2006 due 01/15/2014                             125,000       89,375
   10.00% due 05/15/2014                                     75,000       46,125
Charter Communications Operating LLC
   8.375% due 04/30/2014                                    225,000      223,875
CSC Holdings, Inc.
   7.00% due 04/15/2012                                     250,000      237,500
   7.625% due 07/15/2018                                     25,000       23,750
   8.125% due 08/15/2009                                    125,000      126,562
   10.50% due 05/15/2016                                     75,000       80,063
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                                    125,000      124,375
   8.125% due 07/15/2009                                     25,000       25,313
Emmis Communications Corp.
   10.3663% due 06/15/2012 (b)                              150,000      150,188
News America, Inc.
   5.30% due 12/15/2014                                   1,175,000    1,159,774
Radio One, Inc.
   8.875% due 07/01/2011                                    200,000      210,750
Salem Communications Corp.
   7.75% due 12/15/2010                                     100,000      103,125
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                    250,000      235,000
                                                                      ----------
                                                                       3,811,889

BUILDING MATERIALS & CONSTRUCTION - 0.08%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/01/2009 due 03/01/2014                          $  575,000   $  244,375
Brand Services, Inc.
   12.00% due 10/15/2012                                    125,000      131,250
                                                                      ----------
                                                                         375,625

BUSINESS SERVICES - 0.33%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                   200,000      188,652
Conveo Corp.
   7.875% due 12/01/2013                                    175,000      168,000
Interep National Radio Sales, Inc., Series B,
   Class A
   10.00% due 07/01/2008                                    125,000      100,156
Invensys PLC
   9.875% due 03/15/2011                                    175,000      171,500
Iron Mountain, Inc.
   7.75% due 01/15/2015                                     175,000      176,750
   8.25% due 07/01/2011                                     125,000      126,250
   8.625% due 04/01/2013                                    300,000      313,500
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                    100,000      103,500
Xerox Capital Trust I
   8.00% due 02/01/2027                                     175,000      179,375
                                                                      ----------
                                                                       1,527,683

CABLE AND TELEVISION - 1.01%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                    300,000      271,500
Cablevision Systems Corp., Series B
   8.7163% due 04/01/2009 (b)                               350,000      357,000
CCO Holdings LLC
   8.75% due 11/15/2013                                     250,000      240,000
DirecTV Holdings LLC
   6.375% due 06/15/2015                                    375,000      367,969
   8.375% due 03/15/2013                                    175,000      189,875
Echostar DBS Corp.
   6.625% due 10/01/2014                                    550,000      530,750
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                     250,000      272,500
Mediacom Broadband LLC
   8.50% due 10/15/2015                                      75,000       70,125
   11.00% due 07/15/2013                                    150,000      161,250
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                     125,000      122,812
Rainbow National Services LLC
   10.375% due 09/01/2014                                    25,000       27,250
Rogers Cable, Inc.
   6.25% due 06/15/2013                                      25,000       24,438
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                     300,000      309,000
   8.75% due 12/15/2011                                      75,000       79,219
Time Warner, Inc.
   7.625% due 04/15/2031                                  1,275,000    1,446,393

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II

(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
CABLE AND TELEVISION (CONTINUED)
   Videotron Ltee
   6.375% due 12/15/2015                                 $  200,000   $  198,250
                                                                      ----------
                                                                       4,668,331

CELLULAR COMMUNICATIONS - 1.31%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                    225,000      255,375
American Tower Corp.
   7.125% due 10/15/2012                                    250,000      258,125
   7.50% due 05/01/2012                                      25,000       26,063
American Tower Escrow Corp.
   zero coupon due 08/01/2008                               175,000      135,187
AT&T Broadband Corp.
   8.375% due 03/15/2013                                  1,425,000    1,644,893
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                   1,175,000    1,539,527
Centennial Communications Corp.
   8.125% due 02/01/2014                                    300,000      310,500
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                    100,000      106,000
Nextel Communications, Inc.
   6.875% due 10/31/2013                                    200,000      208,029
   7.375% due 08/01/2015                                    750,000      789,457
SBA Communications Corp.
   8.50% due 12/01/2012                                      75,000       83,250
SBA Telecommunication /
   SBA Communications Corp.
   zero coupon, Step up to 9.75% on
      12/15/2007 due 12/15/2011                             175,000      160,125
UbiquiTel Operating Company
   9.875% due 03/01/2011                                    250,000      276,563
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                    200,000      226,500
                                                                      ----------
                                                                       6,019,594

CHEMICALS - 0.72%
Arco Chemical Company
   9.80% due 02/01/2020                                      75,000       84,000
Equistar Chemicals LP
   10.625% due 05/01/2011                                   200,000      220,500
Ethyl Corp.
   8.875% due 05/01/2010                                    200,000      208,500
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                                    225,000      257,062
Huntsman ICI Chemicals
   10.125% due 07/01/2009                                    50,000       51,500
Huntsman International LLC
   9.875% due 03/01/2009                                    200,000      210,250
IMC Global, Inc.
   10.875% due 08/01/2013                                    25,000       28,875
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                                    350,000      372,750
Lyondell Chemical Company
   11.125% due 07/15/2012                                   225,000      253,125
Methanex Corp.
   8.75% due 08/15/2012                                     200,000      221,000
Millennium America, Inc.
   9.25% due 06/15/2008                                  $  400,000   $  432,000
Nova Chemicals Corp
   6.50% due 01/15/2012                                     125,000      122,187
PQ Corp.
   7.50% due 02/15/2013                                     400,000      368,000
Rhodia SA
   7.625% due 06/01/2010                                    300,000      300,750
Westlake Chemical Corp.
   8.75% due 07/15/2011                                     175,000      185,938
                                                                      ----------
                                                                       3,316,437

COMPUTERS & BUSINESS EQUIPMENT - 0.10%
Seagate Technology Holdings
   8.00% due 05/15/2009                                     200,000      209,250
Unisys Corp.
   8.00% due 10/15/2012                                     300,000      271,500
                                                                      ----------
                                                                         480,750

CONSTRUCTION & MINING EQUIPMENT - 0.07%
Terex Corp
   7.375% due 01/15/2014                                    100,000       99,750
Terex Corp.
   10.375% due 04/01/2011                                   225,000      239,625
                                                                      ----------
                                                                         339,375

CONSTRUCTION MATERIALS - 0.03%
Nortek, Inc.
   8.50% due 09/01/2014                                     125,000      120,000
CONTAINERS & GLASS - 0.34%
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                     150,000      149,250
Owens-Brockway Glass Container, Inc.
   7.75% due 05/15/2011                                     200,000      208,000
   8.25% due 05/15/2013                                      50,000       51,625
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                                     325,000      328,250
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                                    400,000      436,000
Pliant Corp.
   12.75% due 06/15/2010 @                                   75,000       14,250
Radnor Holdings Corp.
   11.00% due 03/15/2010                                    125,000      102,500
Stone Container Corp.
   8.375% due 07/01/2012                                    100,000       97,500
Tekni-Plex, Inc.
   8.75% due 11/15/2013                                     225,000      202,500
                                                                      ----------
                                                                       1,589,875

CORRECTIONAL FACILITIES - 0.03%
Corrections Corporation of America
   6.25% due 03/15/2013                                     150,000      149,625

COSMETICS & TOILETRIES - 0.08%
Del Laboratories, Inc.
   8.00% due 02/01/2012                                     200,000      159,000
   9.23% due 11/01/2011 (b)                                  50,000       50,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II

(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                                 $  150,000   $  163,875
                                                                      ----------
                                                                         373,125

CRUDE PETROLEUM & NATURAL GAS - 0.70%
Burlington Resources Finance Company
   5.60% due 12/01/2006                                   1,325,000    1,332,586
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                     325,000      311,187
   6.625% due 01/15/2016                                    275,000      272,250
   7.00% due 08/15/2014                                     200,000      207,000
Kerr-McGee Corp.
   7.00% due 11/01/2011                                     675,000      675,000
Plains Exploration & Production Company
   7.125% due 06/15/2014                                    250,000      256,250
Pogo Producing Company
   6.875% due 10/01/2017                                    200,000      195,000
                                                                      ----------
                                                                       3,249,273

DOMESTIC OIL - 1.12%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                  1,550,000    1,687,835
Exco Resources, Inc.
   7.25% due 01/15/2011                                     400,000      405,000
Forest Oil Corp.
   8.00% due 12/15/2011                                     325,000      357,500
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                     250,000      270,625
Stone Energy Corp.
   8.25% due 12/15/2011                                     300,000      309,750
Swift Energy Company
   7.625% due 07/15/2011                                    400,000      406,000
Valero Energy Corp.
   4.75% due 06/15/2013                                   1,375,000    1,327,061
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                     200,000      201,500
   7.25% due 05/01/2013                                     175,000      177,187
                                                                      ----------
                                                                       5,142,458

DRUGS & HEALTH CARE - 0.39%
Humana, Inc.
   6.30% due 08/01/2018                                   1,075,000    1,126,556
Rite Aid Corp.
   6.125% due 12/15/2008                                    100,000       93,500
   7.50% due 01/15/2015                                     250,000      231,250
   8.125% due 05/01/2010                                     75,000       75,000
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014                                     300,000      278,250
                                                                      ----------
                                                                       1,804,556

ELECTRICAL UTILITIES - 1.14%
AES Corp.
   7.75% due 03/01/2014                                     225,000      233,437
   8.875% due 02/15/2011                                    225,000      242,437
   9.375% due 09/15/2010                                    250,000      271,875
Appalachian Power Company
   5.95% due 05/15/2033                                   1,500,000    1,477,602

Calpine Corp.
   8.50% due 07/15/2010                                  $  300,000   $  226,125
   8.75% due 07/15/2013                                      50,000       37,500
Calpine Generating Company LLC
   13.2163% due 04/01/2011 (b)                              125,000      119,687
Edison Mission Energy
   9.875% due 04/15/2011                                    444,000      516,705
Entergy Gulf States
   6.20% due 07/01/2033                                     725,000      676,627
Mirant Americas Generation LLC
   8.30% due 05/01/2011                                     395,000      490,788
   9.125% due 05/01/2031                                    257,000      334,743
Reliant Resources, Inc.
   9.25% due 07/15/2010                                     125,000      127,031
   9.50% due 07/15/2013                                     350,000      357,000
Texas Genco LLC/Texas Genco
   Financing Corp.
   6.875% due 12/15/2014                                    125,000      133,750
                                                                      ----------
                                                                       5,245,307

ELECTRONICS - 0.20%
   L-3 Communications Corp.
   7.625% due 06/15/2012                                    550,000      577,500
Motors & Gears, Inc., Series D
   10.75% due 11/15/2006                                    200,000      189,000
Muzak, LLC/Muzak Finance Corp.
   9.875% due 03/15/2009                                    250,000      135,313
                                                                      ----------
                                                                         901,813

ENERGY - 0.49%
Duke Energy Company
   4.20% due 10/01/2008                                   1,225,000    1,197,510
El Paso Energy
   7.375% due 12/15/2012                                    475,000      470,250
Inergy, LP/Inergy Finance Corp.
   6.875% due 12/15/2014                                    200,000      186,500
NRG Energy, Inc.
   8.00% due 12/15/2013                                     375,000      411,562
                                                                      ----------
                                                                       2,265,822

FINANCIAL SERVICES - 6.28%
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                    250,000      277,187
Borden U.S. Finance Corp./Nova Scotia Finance
   ULC
   9.00% due 07/15/2014                                     125,000      123,437
CCM Merger, Inc.
   8.00% due 08/01/2013                                     175,000      169,312
CIT Group, Inc.
   7.75% due 04/02/2012                                   1,775,000    2,010,605
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                  1,275,000    1,383,890
Countrywide Home Loan
   4.00% due 03/22/2011                                   2,725,000    2,561,721
Ford Motor Credit Company
   7.875% due 06/15/2010                                  1,425,000    1,335,513
General Motors Acceptance Corp.
   6.75% due 12/01/2014                                     675,000      612,404
   6.875% due 09/15/2011                                  1,600,000    1,445,642

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
General Motors Acceptance Corp. (continued)
   7.25% due 03/02/2011                                 $   25,000   $    23,089
   8.00% due 11/01/2031                                    175,000       171,610
Global Cash Access LLC
   8.75% due 03/15/2012                                    250,000       265,312
HSBC Finance Corp.
   5.25% due 04/15/2015                                  2,200,000     2,176,071
International Lease Finance Corp.
   5.875% due 05/01/2013                                 2,375,000     2,441,757
iPCS, Inc.
   11.50% due 05/01/2012                                   250,000       288,125
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                                 1,750,000     1,879,570
Lehman Brothers Holdings, Inc.
   4.50% due 07/26/2010                                  1,975,000     1,926,235
MBNA Corp, Series MTN
   6.25% due 01/17/2007                                    563,000       570,506
MBNA Corp.
   4.625% due 09/15/2008                                   375,000       371,959
MDP Acquistions MDPAC, JSG Funding SPA
   9.625% due 10/01/2012                                   125,000       123,750
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                  1,900,000     2,030,978
Nell AF SARL
   8.375% due 08/15/2015                                   197,000       193,060
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                                   300,000       265,500
TRAINS HY-2005-1
   7.651% due 06/15/2015 (b)                             6,132,890     6,247,882
Yell Finance BV
zero coupon, Step up to 13.50% on
   08/01/2006 due 08/01/2011                                75,000        76,875
                                                                     -----------
                                                                      28,971,990

FOOD & BEVERAGES - 0.64%
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                                     69,885        75,127
Del Monte Corp.
   8.625% due 12/15/2012                                   200,000       210,000
Doane Pet Care Company
   10.75% due 03/01/2010                                    50,000        54,125
Dole Food, Inc.
   7.25% due 06/15/2010                                    300,000       294,000
   8.875% due 03/15/2011                                   100,000       102,750
Kraft Foods, Inc.
   5.625% due 11/01/2011                                 1,950,000     1,991,652
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                                    250,000       241,250
                                                                     -----------
                                                                       2,968,904

FURNITURE & FIXTURES - 0.08%
Sealy Mattress Company
   8.25% due 06/15/2014                                    350,000       357,000

GAS & PIPELINE UTILITIES - 0.70%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011                                   150,000       145,875
   9.875% due 07/15/2010                                   575,000       628,187
   10.125% due 07/15/2013                               $   50,000   $    56,000
El Paso Corp.
   7.75% due 01/15/2032                                    250,000       246,250
   7.875% due 06/15/2012                                   175,000       177,187
Targa Resources, Inc.
   8.50% due 11/01/2013                                    175,000       178,938
United Utilities PLC
   4.55% due 06/19/2018                                    950,000       857,154
Williams Companies, Inc.
   7.625% due 07/15/2019                                    25,000        26,125
   7.875% due 09/01/2021                                   375,000       395,625
   8.75% due 03/15/2032                                    450,000       510,750
                                                                     -----------
                                                                       3,222,091

HEALTHCARE PRODUCTS - 0.03%
Icon Health & Fitness
   11.25% due 04/01/2012                                   175,000       147,438

HEALTHCARE SERVICES - 0.60%
Ameripath, Inc.
   10.50% due 04/01/2013                                   275,000       287,375
DaVita, Inc.
   7.25% due 03/15/2015                                    250,000       255,313
Extendicare Health Services, Inc.
   6.875% due 05/01/2014                                    25,000        24,000
   9.50% due 07/01/2010                                    200,000       212,000
Insight Health Services Corp.
   9.1744% due 11/01/2011 (b)                               75,000        73,125
National Mentor, Inc.
   9.625% due 12/01/2012                                   275,000       283,250
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                    175,000       184,625
Vanguard Health Holding Company, Inc. LLC
   zero coupon, Step up to 11.25% on
      10/01/2009 due 10/01/2015                            200,000       143,000
WellPoint Health Networks, Inc.
   6.375% due 01/15/2012                                 1,225,000     1,294,450
                                                                     -----------
                                                                       2,757,138

HOLDINGS COMPANIES/CONGLOMERATES - 0.01%
ERP Operating LP
   5.25% due 09/15/2014                                     25,000        24,619

HOTELS & RESTAURANTS - 0.45%
Carrols Corp.
   9.00% due 01/15/2013                                    175,000       169,750
Gaylord Entertainment Company
   6.75% due 11/15/2014                                    300,000       289,500
Hilton Hotels Corp.
   7.625% due 12/01/2012                                   250,000       266,459
Kerzner International Ltd.
   6.75% due 10/01/2015                                    300,000       290,250
Park Place Entertainment Corp.
   9.375% due 02/15/2007                                   250,000       261,250
Sbarro, Inc.
   11.00% due 09/15/2009                                   300,000       297,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                                 $  175,000   $  191,625
Turning Stone Casino Resort
   9.125% due 12/15/2010                                    300,000      310,875
                                                                      ----------
                                                                       2,076,709

HOUSEHOLD APPLIANCES - 0.02%
Applica, Inc.
   10.00% due 07/31/2008                                     75,000       72,188

HOUSEHOLD PRODUCTS - 0.09%
Resolution Performance Products, Inc.
   13.50% due 11/15/2010                                    250,000      264,063
Simmons Bedding Company
   7.875% due 01/15/2014                                    150,000      135,750
                                                                      ----------
                                                                         399,813

INDUSTRIAL MACHINERY - 0.12%
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                                     50,000       51,125
Grant Prideco, Inc.
   6.125% due 08/15/2015                                     75,000       74,250
NMHG Holding Company
   10.00% due 05/15/2009                                    400,000      426,000
                                                                      ----------
                                                                         551,375

INTERNATIONAL OIL - 0.05%
Vintage Petroleum, Inc.
   7.875% due 05/15/2011                                    225,000      235,125

LEISURE TIME - 0.99%
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                    250,000      250,000
Boyd Gaming Corp.
   6.75% due 04/15/2014                                     275,000      272,937
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                     250,000      265,535
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                     250,000      252,500
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                             350,000      258,125
Equinox Holdings, Inc.
   9.00% due 12/15/2009                                     225,000      231,187
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                    250,000      258,750
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                                     350,000      341,250
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                    250,000      240,625
MGM Mirage, Inc.
   6.625% due 07/15/2015                                    150,000      148,125
   6.75% due 09/01/2012                                     475,000      478,563
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                                    150,000      150,750
   7.125% due 08/15/2014                                    150,000      153,000
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                     300,000      290,250
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                  $  400,000   $  408,000
Station Casinos, Inc.
   6.50% due 02/01/2014                                     400,000      402,000
   6.875% due 03/01/2016                                    175,000      177,625
                                                                      ----------
                                                                       4,579,222

MANUFACTURING - 0.54%
Blount, Inc.
   8.875% due 08/01/2012                                    150,000      155,625
KI Holdings, Inc.
   zero coupon, Step up to 9.875% on
      11/15/2009 due 11/15/2014                             450,000      292,500
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                                    175,000      155,750
Trinity Industries, Inc.
   6.50% due 03/15/2014                                     250,000      245,000
Tyco International Group SA
   6.125% due 11/01/2008                                  1,600,000    1,631,958
                                                                      ----------
                                                                       2,480,833

MEDICAL-HOSPITALS - 0.52%
Community Health Systems, Inc.
v   6.50% due 12/15/2012                                    300,000      295,875
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                     175,000      184,188
HCA, Inc.
   6.375% due 01/15/2015                                    575,000      571,311
   7.05% due 12/01/2027                                      75,000       70,230
   7.50% due 12/15/2023                                      25,000       25,117
   7.69% due 06/15/2025                                      25,000       25,348
IASIS Healthcare LLC
   8.75% due 06/15/2014                                     375,000      393,750
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                     200,000      180,500
   6.875% due 11/15/2031                                    125,000      100,000
   7.375% due 02/01/2013                                    125,000      113,750
   9.875% due 07/01/2014                                     50,000       50,125
Triad Hospitals, Inc.
   7.00% due 11/15/2013                                     400,000      400,000
                                                                      ----------
                                                                       2,410,194

METAL & METAL PRODUCTS - 0.13%
Mueller Group, Inc.
   10.00% due 05/01/2012                                    200,000      211,000
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
   04/15/2009 due 04/15/2014                                 50,000       37,625
Novelis, Inc.
   7.25% due 02/15/2015                                     375,000      350,625
                                                                      ----------
                                                                         599,250

MINING - 0.05%
Compass Minerals Group, Inc.
   10.00% due 08/15/2011                                    200,000      216,000

OFFICE FURNISHINGS & SUPPLIES - 0.13%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                     150,000      143,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
OFFICE FURNISHINGS & SUPPLIES (CONTINUED)
Interace, Inc.
   7.30% due 04/01/2008                                  $  150,000   $  150,375
Interface, Inc.
   9.50% due 02/01/2014                                     100,000       99,500
Tempur-Pedic/Tempur Products
   10.25% due 08/15/2010                                    175,000      188,344
                                                                      ----------
                                                                         581,469

PAPER - 0.55%
Abitibi-Consolidated, Inc.
   7.75% due 06/15/2011                                      75,000       72,000
   8.375% due 04/01/2015                                     15,000       14,512
   8.55% due 08/01/2010                                      50,000       51,125
   8.85% due 08/01/2030                                     210,000      184,800
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                                     225,000      210,938
Boise Cascade LLC
   7.125% due 10/15/2014                                    350,000      315,000
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                     175,000      172,375
Bowater, Inc.
   6.50% due 06/15/2013                                     100,000       90,750
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                     200,000      190,000
   8.50% due 10/01/2013                                     100,000      100,500
   9.25% due 09/15/2008                                     100,000      100,000
Jefferson Smurfit Corp.
   8.25% due 10/01/2012                                     450,000      436,500
Newark Group, Inc.
   9.75% due 03/15/2014                                     225,000      195,750
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                                    250,000      244,375
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                     200,000      175,000
                                                                      ----------
                                                                       2,553,625

PETROLEUM SERVICES - 0.43%
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                     350,000      355,250
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034                                  1,050,000    1,311,975
Hanover Compressor Company
   zero coupon due 03/31/2007                               225,000      200,250
Hanover Equipment Trust
   8.75% due 09/01/2011                                     100,000      105,500
                                                                      ----------
                                                                       1,972,975

PHARMACEUTICALS - 0.46%
Wyeth
   5.50% due 03/15/2013                                   2,100,000    2,115,716
PLASTICS - 0.07%
Berry Plastics Corp.
   10.75% due 07/15/2012                                    300,000      315,000
POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 @                                   175,000          683

PUBLISHING - 0.30%
Cadmus Communications Corp.
   8.375% due 06/15/2014                                 $  250,000   $  256,250
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
   9.25% due 07/15/2012                                     250,000      246,875
Dex Media East LLC
   12.125% due 11/15/2012                                   125,000      145,625
Dex Media West LLC
   8.50% due 08/15/2010                                     150,000      158,250
   9.875% due 08/15/2013                                     75,000       82,969
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                             100,000       79,250
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                             200,000      158,500
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
      10/15/2008 due 10/15/2013                             150,000      114,937
Mail-Well I Corp.
   9.625% due 03/15/2012                                    125,000      134,688
                                                                      ----------
                                                                       1,377,344

REAL ESTATE - 0.88%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                                   1,175,000    1,225,966
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                     300,000      328,500
Host Marriott LP, REIT
   6.375% due 03/15/2015                                    200,000      198,500
   7.125% due 11/01/2013                                    500,000      518,750
iStar Financial, Inc., REIT
   5.15% due 03/01/2012                                   1,550,000    1,488,355
Meristar Hospitality Corp., REIT
   9.125% due 01/15/2011                                    150,000      166,500
Meristar Hospitality Operating Partnership LP, REIT
   10.50% due 06/15/2009                                    125,000      131,562
                                                                      ----------
                                                                       4,058,133

RETAIL - 0.03%
Leslie's Poolmart
   7.75% due 02/01/2013                                     150,000      151,500

RETAIL GROCERY - 0.25%
Safeway, Inc.
   7.25% due 02/01/2031                                   1,100,000    1,138,821

RETAIL TRADE - 0.40%
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012                                    125,000      112,500
FTD, Inc.
   7.75% due 02/15/2014                                     225,000      221,062
Home Interiors & Gifts, Inc.
   10.125% due 06/01/2008                                   275,000      178,750
Limited Brands, Inc.
   6.95% due 03/01/2033                                   1,075,000    1,036,744
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015                                   125,000      126,406

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)
RETAIL TRADE (CONTINUED)
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                              $   175,000   $    189,438
                                                                    ------------
                                                                       1,864,900

SANITARY SERVICES - 0.17%
Allied Waste North America, Inc.
   7.25% due 03/15/2015                                   250,000        254,375
   8.50% due 12/01/2008                                   125,000        131,562
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014                                  250,000        241,250
   9.25% due 09/01/2012                                   125,000        135,938
                                                                    ------------
                                                                         763,125

SEMICONDUCTORS - 0.12%
Amkor Technology, Inc.
   7.75% due 05/15/2013                                   150,000        129,000
   9.25% due 02/15/2008                                   300,000        289,500
   10.50% due 05/01/2009                                  175,000        157,937
                                                                    ------------
                                                                         576,437

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.43%
Insight Midwest LP/ Insight Capital, Inc.
   10.50% due 11/01/2010                                  225,000        236,531
Intelsat, Ltd.
   8.695% due 01/15/2012 (b)                              100,000        101,500
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                   825,000        711,563
Panamsat Corp.
   9.00% due 08/15/2014                                    75,000         78,750
United States West Communications, Inc.
   6.875% due 09/15/2033                                  772,000        719,890
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                           175,000        117,469
                                                                    ------------
                                                                       1,965,703

TELEPHONE - 1.48%
AT&T Corp.
   8.50% due 11/15/2031 (b)                               125,000        153,750
MCI, Inc.
   8.735% due 05/01/2014 (b)                              700,000        772,625
Qwest Communications International, Inc.
   7.50% due 02/15/2014                                    87,000         87,870
   7.50% due 02/15/2014                                   306,000        309,060
Qwest Corp.
   7.50% due 06/15/2023                                    85,000         83,725
   8.875% due 03/15/2012                                  125,000        140,312
Sprint Capital Corp.
   8.375% due 03/15/2012                                1,000,000      1,157,186
Telecom Italia Capital SA
   5.25% due 10/01/2015                                 1,675,000      1,622,675
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013                                2,500,000      2,517,968
                                                                    ------------
                                                                       6,845,171

TRANSPORTATION - 0.25%
Horizon Lines LLC
   9.00% due 11/01/2012                                   122,000        128,557

TRANSPORTATION (CONTINUED)
Union Pacific Corp.
   3.625% due 06/01/2010                              $ 1,100,000   $  1,033,733
                                                                    ------------
                                                                       1,162,290
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $135,510,776)                           $135,727,418
                                                                    ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.62%
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class C
   7.35% due 01/17/2032                                   525,000        591,792
Commercial Mortgage Pass-Through
   Certificates, Series 2001-J2A, Class A1
   5.447% due 07/16/2034                                  624,871        631,442
Commercial Mortgage Pass-Through
   Certificates, Series 2003-FL9, Class E
   5.12% due 11/15/2015 (b)                               245,254        246,180
First Boston Mortgage Securities Corp. STRIP,
   Series D, IO
   10.965% due 05/25/2017                                  32,298          7,913
First Union National Bank Commercial
   Mortgage, Series 2000-C1, IO
   0.7756% due 05/17/2032 (b)                          24,334,980        663,466
Green Tree Financial Corp.,
   Series 1997-6, Class A8
   7.07% due 01/15/2029                                 1,400,944      1,446,746
Merit Securities Corp., Series 11PA, Class B2
   5.6913% due 09/28/2032 (b)                           1,761,711      1,717,922
Structured Asset Mortgage Investments Inc.,
   Series 2005-AR3, Class 2A1
   5.3348% due 08/25/2035 (b)                           2,112,983      2,160,097
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,512,453)                                                   $  7,465,558
                                                                    ------------

ASSET BACKED SECURITIES - 2.09%
Ameriquest Mortgage Securities, Inc.,
   Series 2004-R11, Class M5
   5.3913% due 11/25/2034 (b)                             575,000        585,541
Amortizing Residential Collateral Trust,
   Series 2002-BC6, Class M2
   5.3913% due 08/25/2032 (b)                           1,067,000      1,072,434
Argent NIM Trust, Series 2004-WN8, Class A
   4.70% due 07/25/2034                                     6,595          6,585
Asset Backed Securities Corp.,
   Series 2003-HE2, Class M2
   6.02% due 04/15/2033 (b)                               790,000        796,559
Bear Stearns Asset Backed Securities NIM,
   Series 2003-HE1N, Class N1
   6.50% due 08/25/2005                                    13,746         13,737
Bear Stearns Asset Backed Securities NIM,
   Series 2004-FR1N, Class A1
   5.00% due 05/25/2034                                    93,459         92,955
Bear Stearns Asset Backed Securities NIM,
   Series 2004-HE6N, Class A1
   5.25% due 08/25/2034                                   134,283        133,641

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
ASSET BACKED SECURITIES
(CONTINUED)
Countrywide Asset-Backed Certificates,
   Series 2004-5, Class M4
   5.4413% due 06/25/2034 (b)                        $   750,000   $     760,984
Countrywide Asset-Backed Certificates,
   Series 2004-5N, Class N1
   5.50% due 10/25/2035                                  127,385         126,908
Merrill Lynch Mortgage Investors, Inc.
   5.00% due 09/25/2035                                  621,491         615,627
Metris Master Trust, Series 2001-2, Class B
   5.2394% due 11/20/2009 (b)                            900,000         901,407
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035                                1,351,052       1,411,844
Novastar Home Equity Loan, Series 2005-2,
   Class M11
   7.1913% due 10/25/2035 (b)                            700,000         616,194
Novastar Home Equity Loan,
   Series 2003-4, Class M2
   5.8163% due 02/25/2034 (b)                            250,000         254,451
Novastar Home Equity Loan,
   Series 2004-1, Class M4
   5.1663% due 06/25/2034 (b)                            575,000         577,253
Option One Mortgage Loan Trust, Series
   2004-2, Class M7
   7.6913% due 05/25/2034 (b)                            550,000         531,013
Residential Asset Securities Corp.,
   Series 2002-KS2, Class MII2
   5.2913% due 04/25/2032 (b)                            172,442         172,975
Sail Net Interest Margin Notes, Series
   2004-11, Class B
   7.50% due 01/27/2035                                  164,928         158,434
Sail Net Interest Margin Notes, Series
   2004-11A, Class A2
   4.75% due 01/27/2035                                  169,372         168,313
Sail Net Interest Margin Notes, Series
   2004-2A, Class A
   5.50% due 03/27/2034                                  128,860         128,767
Sail Net Interest Margin Notes, Series
   2004-4A, Class A
   5.00% due 04/27/2034                                   91,465          91,335
Sail Net Interest Margin Notes, Series
   2004-BN2A, Class A
   5.00% due 12/27/2034                                  411,070         409,955
                                                                   -------------
TOTAL ASSET BACKED SECURITIES
(Cost $9,663,612)                                                  $   9,626,912
                                                                   -------------

SHORT TERM INVESTMENTS - 18.47%
DaimlerChrysler AG
   4.14% due 12/13/2005                              $ 6,300,000   $   6,291,306
Ebury Finance LLC
   4.06% due 12/12/2005                               12,650,000      12,634,307
Four Winds Funding Corp.
   4.12% due 12/12/2005                                6,300,000       6,292,069
Giro Balanced Funding
   4.06% due 12/12/2005                               12,650,000      12,634,307
Mica Funding LLC
   4.06% due 12/12/2005                                9,423,000       9,411,310
Ormond Quay Funding LLC
   4.07% due 12/13/2005                              $12,650,000   $  12,632,838
Polonius, Inc.
   4.06% due 12/12/2005                               12,650,000      12,634,307
Tasman Funding, Inc.
   4.06% due 12/12/2005                               12,650,000      12,634,307
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $85,164,751)                                                 $  85,164,751
                                                                   -------------

REPURCHASE AGREEMENTS - 25.88%
Greenwich Capital Repurchase Agreement
   dated 11/30/2005 at 4.01% to be
   repurchased at $39,375,386 on
   12/01/2005, collateralized by
   $38,540,000 Federal Home Loan
   Mortgage Corp., 5.75% due 3/15/2009
   (valued at $40,177,950, including
   interest) ***                                     $39,371,000   $  39,371,000
Greenwich Capital Repurchase Agreement
   dated 11/30/2005 at 3.97% to be
   repurchased at $80,008,822 on
   12/01/2005, collateralized by
   $29,105,000 Federal National
   Mortgage Association, 5.50% due
   03/15/2011 (valued at $30,487,488,
   including interest) and $50,000,000
   Federal National Mortgage
   Association, 4.75% due 12/15/2010
   (valued at $51,500,000, including
   interest) ***                                      80,000,000      80,000,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $119,371,000)                                                $ 119,371,000
                                                                   -------------

TOTAL INVESTMENTS (STRATEGIC BOND FUND)
   (COST $634,914,893) - 138.03%                                   $ 636,599,825
LIABILITIES IN EXCESS OF OTHER ASSETS - (38.03)%                    (175,412,438)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 461,187,387
                                                                   =============

STRATEGIC VALUE FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.81%
BANKING - 4.10%
Bank of America Corp.                                       107,931   $4,952,953

BROADCASTING - 3.53%
Viacom, Inc., Class B                                       127,787    4,268,086

BUILDING MATERIALS & CONSTRUCTION - 2.89%
Masco Corp.                                                 117,019    3,483,656

COMPUTERS & BUSINESS EQUIPMENT - 2.08%
Sun Microsystems, Inc. *                                    666,378    2,512,245

CONTAINERS & GLASS - 1.27%
Owens-Illinois, Inc. *                                       70,199    1,526,828

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES - 1.02%
Estee Lauder Companies, Inc., Class A                      37,251   $  1,229,655

CRUDE PETROLEUM & NATURAL GAS - 2.39%
Devon Energy Corp.                                         48,024      2,891,045

DRUGS & HEALTH CARE - 3.68%
Wyeth                                                     107,010      4,447,336

ELECTRICAL UTILITIES - 0.28%
Calpine Corp. *                                           666,581        339,956

FINANCIAL SERVICES - 14.30%
JPMorgan Chase & Company                                  140,406      5,370,530
Mellon Financial Corp.                                    122,877      4,133,582
Merrill Lynch & Company, Inc.                              36,132      2,399,887
PNC Financial Services Group, Inc.                         84,254      5,372,878
                                                                    ------------
                                                                      17,276,877

HEALTHCARE PRODUCTS - 0.94%
Boston Scientific Corp. *                                  43,026      1,139,328

INDUSTRIAL MACHINERY - 1.15%
Cooper Cameron Corp. *                                     17,476      1,391,614

INSURANCE - 4.79%
Allstate Corp.                                             53,245      2,987,045
Conseco, Inc. *                                           124,951      2,801,401
                                                                    ------------
                                                                       5,788,446

INTERNATIONAL OIL - 2.13%
Noble Corp.                                                35,755      2,576,863

INTERNET SOFTWARE - 4.09%
Symantec Corp. *                                          279,464      4,938,129

LEISURE TIME - 3.60%
International Game Technology, Inc.                        22,472        659,553
Walt Disney Company                                       147,677      3,681,588
                                                                    ------------
                                                                       4,341,141

LIQUOR - 0.54%
Molson Coors Brewing Company, Class B                       9,843        655,445

MANUFACTURING - 3.45%
Tyco International, Ltd.                                  146,263      4,171,421

MEDICAL-HOSPITALS - 2.06%
Tenet Healthcare Corp. *                                  318,272      2,488,887

NEWSPAPERS - 1.29%
Knight-Ridder, Inc.                                        25,715      1,553,186

OFFICE FURNISHINGS & SUPPLIES - 1.64%
OfficeMax, Inc.                                            68,035      1,985,261

PAPER - 1.61%
Bowater, Inc.                                              62,485      1,940,159

PETROLEUM SERVICES - 3.50%
BJ Services Company                                        39,932      1,463,508
GlobalSantaFe Corp.                                        60,942      2,764,329
                                                                    ------------
                                                                       4,227,837

PHARMACEUTICALS - 4.13%
Abbott Laboratories                                         9,697        365,674
Merck & Company, Inc.                                     157,117   $  4,619,240
                                                                    ------------
                                                                       4,984,914

RETAIL TRADE - 7.22%
Circuit City Stores, Inc.                                  76,310      1,597,168
Family Dollar Stores, Inc.                                 94,603      2,129,514
Gap, Inc.                                                 171,108      2,973,857
Wal-Mart Stores, Inc.                                      41,470      2,013,783
                                                                    ------------
                                                                       8,714,322

SOFTWARE - 3.06%
Compuware Corp. *                                         264,035      2,437,043
Oracle Corp. *                                            100,031      1,257,390
                                                                    ------------
                                                                       3,694,433

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 6.57%
Nokia Oyj, SADR                                           189,858      3,242,775
Nortel Networks Corp. *                                 1,619,839      4,697,533
                                                                    ------------
                                                                       7,940,308

TELEPHONE - 9.15%
Sprint Corp.                                              209,832      5,254,193
Verizon Communications, Inc.                              181,340      5,799,253
                                                                    ------------
                                                                      11,053,446

TOYS, AMUSEMENTS & SPORTING GOODS - 1.35%
Mattel, Inc.                                               97,606      1,625,140
                                                                    ------------
TOTAL COMMON STOCKS (Cost $115,338,064)                             $118,138,917
                                                                    ------------

SHORT TERM INVESTMENTS - 1.82%
Merrill Lynch & Company
   zero coupon due 12/01/2005                          $2,201,000   $  2,201,000
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,201,000)                                                   $  2,201,000
                                                                    ------------

TOTAL INVESTMENTS (STRATEGIC VALUE FUND)
   (COST $117,539,064) - 99.63%                                     $120,339,917
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.37%                            446,375
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $120,786,292
                                                                    ============

TOTAL RETURN FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
U.S. TREASURY OBLIGATIONS - 11.96%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.19%
   2.375% due 01/15/2025 ***                             $1,159,191   $1,193,378
   3.625% due 04/15/2028 ***                                491,256      618,292
                                                                      ----------
                                                                       1,811,670

U.S. TREASURY BONDS - 0.31%
   6.00% due 02/15/2026 ***                               1,700,000    1,959,582
   6.625% due 02/15/2027 ***                                800,000      991,906
                                                                      ----------
                                                                       2,951,488

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                   --------------   ------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES - 11.46%
   4.50% due 11/15/2015                              $109,500,000   $109,517,082
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $114,511,518)                                                 $114,280,240
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.12%

OTHER COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.12%
   4.526% due 02/25/2045 (b)***                           635,533        650,374
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,705,582)                                                  $ 10,721,880
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.79%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.79%
   3.719% due 07/01/2034                                1,141,840      1,130,727
   4.460% due 01/01/2035 ***                              940,031        928,988
   4.526% due 05/01/2035 ***                            2,551,007      2,529,318
   4.84% due 06/01/2035 ***                             2,500,795      2,475,503
   5.50% due 12/01/2034 to 12/01/2035 ***             217,985,207    214,868,108
   5.50% TBA **                                       122,000,000    120,131,936
                                                                    ------------
                                                                     342,064,580
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $341,998,641)                                                 $342,064,580
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 3.46%
BRAZIL - 1.25%
Federative Republic of Brazil
   8.00% due 01/15/2018 ***                            11,400,000     11,970,000

FRANCE - 1.05%
Republic of France
   zero coupon due 01/26/2006 ***                  EUR  8,560,000     10,053,995

NETHERLANDS - 1.16%
Government of Netherlands
   zero coupon due 01/31/2006 ***                       9,430,000     11,076,844
                                                                    ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $32,663,254)                                                  $ 33,100,839
                                                                    ------------

CORPORATE BONDS - 4.08%
BANKING - 2.07%
BNP Paribas
   5.186% due 06/29/2049 (b)***                      $  6,000,000      5,775,582
Goldman Sachs Group, Inc, Series MTN
   4.40% due 11/10/2008 (b)***                          3,000,000      2,999,070
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)***                         5,000,000      5,909,840
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)***                         5,200,000      5,140,871
                                                                    ------------
                                                                      19,825,363

FINANCIAL SERVICES - 1.57%
Ford Motor Credit Company
   6.875% due 02/01/2006 ***                           15,100,000     15,040,219

TOBACCO - 0.44% Philip Morris Companies, Inc.
   7.75% due 01/15/2027 ***                          $  3,600,000   $  4,156,416
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $39,062,200)                            $ 39,021,998
                                                                    ------------

MUNICIPAL BONDS - 0.13%

IOWA - 0.13%
Tobacco Settlement Authority of Iowa,
   Taxable-Asset Backed-Series A
   6.50% due 06/01/2023 ***                             1,200,000      1,199,544
                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $1,200,000)                             $  1,199,544
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.12%
American Home Mortgage Investment Trust,
   Series 2004-4, Class 4A
   4.39% due 02/25/2045 ***                               556,036        544,771
Countrywide Home Loans, Series 2005-HYB9,
   Class 3A2A
   5.25% due 02/20/2036 ***                               900,000        897,469
Federal Home Loan Mortgage Corp, Series 3036,
   Class NA
   5.00% due 07/15/2024 ***                             4,600,000      4,585,858
Federal National Mortgage Association, Series
   2005-33, Class QA
   5.00% due 06/25/2027 ***                             4,055,844      4,043,408
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,705,582)                                                  $ 10,721,880
                                                                    ------------

ASSET BACKED SECURITIES - 1.65%
Argent Securities, Inc., Series 2005-W4,
   Class A2A
   4.305% due 12/25/2035 (b)***                         6,600,000      6,600,000
First NLC Trust, Series 2005-3, Class AV1
   4.4887% due 12/25/2035 (b)***                        1,646,468      1,646,343
GSAMP Trust, Series 2005-HE1, Class A2A
   4.3313% due 12/25/2034 (b)***                        2,461,386      2,461,574
Home Equity Mortgage Trust, Series 2005-HF1,
   Class A2A
   4.30% due 02/25/2036 (b)***                          2,381,753      2,381,379
Wachovia Auto Owner Trust, Series 2005-B,
   Class A2
   4.82% due 02/20/2009                                 2,700,000      2,699,922
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
(Cost $15,790,010)                                                  $ 15,789,218
                                                                    ------------

OPTIONS - 0.06%
PUT OPTIONS - 0.06%
Chicago Mercantile Exchange American Purchase
   Put on Eurodollar
   Expiration 12/18/2006 at $92.00 ***                    607,500          1,519
   Expiration 06/19/2006 at $93.00 ***                    200,000            500
   Expiration 06/19/2006 at $93.50 ***                  1,550,000          3,875
   Expiration 06/19/2006 at $94.00                        400,000          1,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   --------------
OPTIONS (CONTINUED)
PUT OPTIONS (CONTINUED)
Chicago Mercantile Exchange American Purchase
   Put on Eurodollar (continued)
   Expiration 12/18/2006 at $95.25 ***               1,737,500   $      603,781
                                                                 --------------
                                                                        610,675
                                                                 --------------
TOTAL OPTIONS (Cost $18,081)                                     $      610,675
                                                                 --------------

SHORT TERM INVESTMENTS - 63.88%
ANZ Delaware, Inc.
   4.065% due 01/19/2006                           $ 7,100,000   $    7,060,716
ANZ National International, Ltd.
   4.085% due 01/17/2006 ***                           700,000          696,267
ASB Bank, Ltd.
   4.09% due 01/18/2006 ***                          7,100,000        7,061,281
   4.185% due 02/07/2006 ***                        14,800,000       14,683,006
Barclays U.S. Funding LLC
   4.205% due 02/07/2006 ***                        25,500,000       25,297,459
CBA (Delaware) Finance, Inc.
   4.04% due 12/14/2005 ***                            600,000          599,125
   4.15% due 01/31/2006 ***                          5,900,000        5,858,510
Cox Communications, Inc.
   4.068% due 01/17/2006 ***                         2,000,000        2,000,000
Danske Corp.
   3.98% due 12/21/2005 ***                          4,700,000        4,689,608
Dexia Delware LLC
   4.16% due 02/02/2006 ***                         25,400,000       25,215,088
DNB NORBank ASA
   4.165% due 02/03/2006 ***                        25,400,000       25,211,927
   4.255% due 03/08/2006 ***                         2,800,000        2,767,898
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 12/13/2005 to 02/28/2006 ***     93,800,000       93,307,115
Florida Power Corp.
   4.63% due 04/28/2006 ***                          4,500,000        4,414,345
Fortis Funding LLC
   3.965% due 01/30/2006 ***                         7,800,000        7,747,473
   4.02% due 12/01/2005 ***                          8,600,000        8,600,000
General Electric Capital Corp.
   4.09% due 01/19/2006 ***                          7,100,000        7,060,475
   4.17% due 02/01/2006 ***                         20,700,000       20,551,340
HBOS Treasury Services PLC
   4.175% due 02/07/2006 ***                        25,400,000       25,199,693
ING (U.S.) Funding LLC
   4.01% due 12/02/2005 ***                         25,400,000       25,397,171
Ixis Corp.
   4.17% due 02/06/2006 ***                         25,400,000       25,202,875
   4.195% due 02/09/2006 ***                         2,700,000        2,677,976
   4.28% due 02/22/2006 ***                            700,000          693,093
National Australia Funding-Delaware
   4.00% due 12/01/2005 ***                         25,900,000       25,900,000
Nordea North America, Inc.
   4.085% due 01/19/2006 to 01/20/2006 ***           7,100,000        7,060,217
Rabobank USA Financial Corp.
   4.02% due 12/01/2005 ***                         26,200,000       26,200,000
Sanpaola Imi US Financial Company
   4.22% due 02/10/2006 ***                        $25,600,000   $   25,386,937
Skandinaviska Enskilda Banken
   4.07% due 01/19/2006 ***                          7,100,000        7,060,668
   4.16% due 02/01/2006 ***                         20,700,000       20,551,696
   4.21% due 02/09/2006 ***                            500,000          495,907
Societe Generale
   4.11% due 02/21/2006 ***                          7,100,000        7,033,532
Spintab AB
   4.20% due 02/09/2006 ***                         24,000,000       23,804,000
Svenska Handelsbanken
   4.065% due 01/20/2006 ***                         7,100,000        7,059,915
   4.16% due 02/02/2006 ***                         20,700,000       20,549,304
Total SA
   4.03% due 12/01/2005 ***                         26,200,000       26,200,000
Toyota Motor Credit Corp.
   4.01% due 12/01/2005 ***                          7,100,000        7,100,000
UBS Finance Delaware, Inc.
   4.02% due 12/01/2005 ***                         21,600,000       21,600,000
   4.11% due 02/22/2006 ***                          7,100,000        7,032,722
United States Treasury Bills
   zero coupon due 12/01/2005 to 12/15/2005 ***      5,010,000        5,005,072
   zero coupon due 03/02/2006 *** ****                 400,000          396,149
Viacom, Inc.
   4.33% due 12/07/2005 ***                          1,000,000          999,278
   4.37% due 12/02/2005 ***                            300,000          299,964
Westpac Banking Corp.
   4.055% due 02/07/2006 ***                         7,100,000        7,062,412
   4.18% due 02/07/2006 ***                         18,000,000       17,857,880
   4.19% due 02/07/2006                              3,000,000        2,976,257
   4.31% due 02/28/2006 ***                            900,000          890,410
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $610,495,448)                                              $  610,514,761
                                                                 --------------

REPURCHASE AGREEMENTS - 2.34%
Repurchase Agreement with State Street Corp.
   dated 11/30/2005 at 1.90% to be repurchased
   at $22,349,179 on 12/01/2005, collateralized
   by $23,145,000 U.S. Treasury Notes, 4.25% due
   to 11/15/2013 (valued at $22,797,825,
   including interest) (c)***                      $22,348,000   $   22,348,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $22,348,000)                                               $   22,348,000
                                                                 --------------

TOTAL INVESTMENTS (TOTAL RETURN FUND)
   (COST $1,188,792,734) - 124.47%                               $1,189,651,735
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.47)%                   (233,893,059)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $  955,758,676
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH FUND

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS - 98.72%
BIOTECHNOLOGY - 9.13%
Amgen, Inc. *                                             248,140   $ 20,081,970
Genzyme Corp. *                                           195,007     14,496,821
                                                                    ------------
                                                                      34,578,791

BUSINESS SERVICES - 5.00%
Automatic Data Processing, Inc.                           402,648     18,924,456

COMPUTERS & BUSINESS EQUIPMENT - 5.57%
Dell, Inc. *                                              699,270     21,089,983

COSMETICS & TOILETRIES - 8.95%
Colgate-Palmolive Company                                 277,167     15,111,145
Procter & Gamble Company                                  328,360     18,778,908
                                                                    ------------
                                                                      33,890,053

ELECTRICAL EQUIPMENT - 3.06%
General Electric Company                                  324,299     11,583,960

FINANCIAL SERVICES - 3.48%
State Street Corp. (c)                                    228,364     13,174,319

FOOD & BEVERAGES - 9.84%
Starbucks Corp. *                                         360,712     10,983,680
The Coca-Cola Company                                     357,825     15,275,549
William Wrigley Jr. Company                               160,616     11,016,652
                                                                    ------------
                                                                      37,275,881

HEALTHCARE PRODUCTS - 9.49%
Johnson & Johnson                                         277,244     17,119,817
Medtronic, Inc.                                           338,582     18,815,002
                                                                    ------------
                                                                      35,934,819

INSURANCE - 3.96%
American International Group, Inc.                        223,414     15,000,016

INTERNET RETAIL - 3.04%
eBay, Inc. *                                              256,897     11,511,555

LEISURE TIME - 3.28%
Electronic Arts, Inc. *                                   220,296     12,415,883

PHARMACEUTICALS - 3.55%
Teva Pharmaceutical Industries, Ltd., SADR                328,573     13,432,064

RETAIL GROCERY - 5.07%
Sysco Corp.                                               418,943     13,540,238
Whole Foods Market, Inc.                                   38,322      5,644,064
                                                                    ------------
                                                                      19,184,302

RETAIL TRADE - 15.83%
Costco Wholesale Corp.                                    263,719     13,180,676
Home Depot, Inc.                                          308,543     12,890,926
Staples, Inc.                                           1,066,921     24,645,875
Wal-Mart Stores, Inc.                                     190,214      9,236,792
                                                                    ------------
                                                                      59,954,269

SOFTWARE - 5.46%
Microsoft Corp.                                           746,006     20,671,826

TRUCKING & FREIGHT - 4.01%
United Parcel Service, Inc., Class B                      194,980     15,188,942
                                                                    ------------
TOTAL COMMON STOCKS (Cost $363,861,124)                             $373,811,119
                                                                    ------------

REPURCHASE AGREEMENTS - 1.18%
Repurchase Agreement with State Street Corp. dated
   11/30/2005 at 1.90% to be repurchased at
   $4,448,235 on 12/01/2005, collateralized by
   $4,630,000 U.S. Treasury Notes, 3.875% due
   05/15/2010 (valued at $4,539,048, including
   interest) (c)                                       $4,448,000   $  4,448,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,448,000)                                                   $  4,448,000
                                                                    ------------

TOTAL INVESTMENTS (U.S. GLOBAL LEADERS GROWTH FUND)
   (COST $368,309,124) - 99.90%                                     $378,259,119
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.10%                            383,850
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $378,642,969
                                                                    ============

U.S. GOVERNMENT SECURITIES FUND

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. TREASURY OBLIGATIONS - 14.33%
U.S. TREASURY BONDS - 0.09%
   6.625% due 02/15/2027 ****                          $   128,000   $   158,705

U.S. TREASURY NOTES - 14.24%
   3.375% due 10/15/2009                                 2,574,000     2,478,783
   3.375% due 11/15/2008 ****                              926,000       899,703
   3.50% due 05/31/2007                                 10,171,000    10,037,902
   4.00% due 04/15/2010 to 02/15/2015                   10,794,000    10,494,158
   4.25% due 08/15/2015                                  2,445,000     2,389,797
                                                                     -----------
                                                                      26,300,343
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,492,189)                                                   $26,459,048
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.82%
FEDERAL HOME LOAN BANK - 1.19%
   5.80% due 09/02/2008                                  2,145,000     2,202,297

FEDERAL HOME LOAN MORTGAGE CORP. - 21.44%
   4.50% due 04/15/2032                                    240,246       216,678
   5.00% due 08/01/2033                                  1,853,459     1,789,104
   5.00% TBA **                                         21,000,000    20,192,802
   5.50% due 01/15/2023                                  5,761,784       231,426
   5.50% TBA **                                         15,500,000    15,282,039
   6.00% due 10/01/2010 to 12/01/2028                      675,493       682,326
   6.50% due 07/01/2006 to 12/01/2010                       60,655        61,905
   7.00% due 02/01/2011 to 06/01/2032                    1,021,637     1,063,720
   7.50% due 05/01/2007                                     10,154        10,364
   8.25% due 07/01/2006                                         85            85
   9.00% due 10/01/2017                                     18,317        19,126
   9.50% due 08/01/2020                                     30,932        33,921
   11.75% due 10/01/2009 to 12/01/2013                       3,968         4,351
   12.00% due 07/01/2020                                    12,262        13,392
                                                                     -----------
                                                                      39,601,239

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   -------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 56.63%
   4.7812% due 02/17/2009 (b)                       $ 1,544,000   $   1,502,837
   4.8122% due 01/25/2043 (b)                         1,222,045       1,233,398
   5.00% TBA **                                      40,000,000      38,475,000
   5.50% due 04/01/2018 to 05/01/2018                 2,422,870       2,435,191
   5.50% TBA **                                      33,000,000      32,552,826
   6.00% due 02/01/2017                               1,542,253       1,575,861
   6.00% TBA **                                      17,000,000      17,095,625
   6.50% due 02/01/2026 to 06/01/2029                   395,488         406,557
   6.50% TBA **                                       5,000,000       5,118,750
   6.527% due 05/25/2030 (b)                          1,494,745       1,541,662
   7.00% due 07/01/2022 to 01/01/2034                 1,220,421       1,274,968
   7.50% due 09/01/2029 to 02/01/2031                   197,169         207,150
   8.00% due 06/01/2017 to 03/01/2033                   529,912         564,567
   8.25% due 09/01/2008                                   2,106           2,166
   8.50% due 02/01/2009 to 08/01/2019                   243,371         263,078
   8.75% due 08/01/2009 to 10/01/2011                    44,429          45,980
   9.00% due 05/01/2021                                   8,880           9,625
   11.50% due 09/15/2013 to 09/01/2019                   43,584          47,852
   11.75% due 12/01/2015                                 11,936          13,131
   12.00% due 01/01/2013 to 04/20/2016                  109,370         123,966
   12.50% due 01/01/2013 to 09/20/2015                   49,116          54,069
   13.50% due 11/15/2014                                 28,714          32,073
                                                                  -------------
                                                                    104,576,332

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.56%
   6.50% due 02/15/2034 to 09/15/2034                   500,852         520,411
   7.50% due 03/15/2026 to 12/15/2027                   252,079         266,655
   8.50% due 06/15/2025                                 220,312         239,917
   11.00% due 09/15/2015                                  1,139           1,246
                                                                  -------------
                                                                      1,028,229
                                                                  -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $146,814,736)                                               $ 147,408,097
                                                                  -------------

SHORT TERM INVESTMENTS - 56.72%
Federal Farm Credit Bank Discount Notes
   zero coupon due 12/09/2005 to
      12/12/2005 ***                                $35,000,000   $  34,881,139
Federal Home Loan Bank Discount Notes
   zero coupon due 12/07/2005 to
      12/09/2005 ***                                 70,000,000      69,862,858
                                                                  -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $104,743,997)                                               $ 104,743,997
                                                                  -------------

REPURCHASE AGREEMENTS - 18.34%
Bank of America Repurchase Agreement dated
   11/30/2005 at 4.00% to be repurchased at
   $33,869,763 on 12/01/2005, collateralized by
   $32,630,000 Federal National Mortgage
   Association Notes, 6.00% due 5/15/2011 (valued
   at $34,547,013, including interest) (c)          $33,866,000   $  33,866,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $33,866,000)                                                $  33,866,000
                                                                  -------------

TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES
FUND)
   (COST $311,916,922) - 169.21%                                  $ 312,477,142
LIABILITIES IN EXCESS OF OTHER ASSETS - (69.21)%                   (127,812,316)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 184,664,826
                                                                  =============

U.S. HIGH YIELD BOND FUND

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS - 93.09%
ADVERTISING - 1.52%
Lamar Media Corp.
   6.625% due 08/15/2015                                 $  200,000   $  200,500
Sheridan Group, Inc.
   10.25% due 08/15/2011                                  1,400,000    1,456,000
Vertis, Inc.
   9.75% due 04/01/2009                                     600,000      616,500
                                                                      ----------
                                                                       2,273,000

AEROSPACE - 0.42%
Sequa Corp., Series B
   8.875% due 04/01/2008                                    600,000      624,000

ALUMINUM - 0.07%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                                   100,000      109,375

APPAREL & TEXTILES - 0.52%
Levi Strauss & Company
   12.25% due 12/15/2012                                    600,000      670,500
Phillips-Van Heusen
   7.25% due 02/15/2011                                     100,000      101,500
                                                                      ----------
                                                                         772,000

AUTO PARTS - 0.89%
ArvinMeritor, Inc.
   8.75% due 03/01/2012                                     130,000      121,550
Federal-Mogul Corp.
   7.375% due 01/15/2006 @                                  300,000      100,875
   7.50% due 01/15/2009 @                                   300,000      100,875
Lear Corp, Series B
   5.75% due 08/01/2014                                     145,000      120,595
Lear Corp., Series B
   8.11% due 05/15/2009                                     130,000      122,630
Meritor Automotive, Inc.
   6.80% due 02/15/2009                                     130,000      118,950

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
AUTO PARTS (CONTINUED)
TRW Automotive, Inc.
   9.375% due 02/15/2013                                 $  600,000   $  646,500
                                                                      ----------
                                                                       1,331,975

AUTOMOBILES - 2.08%
Asbury Automotive Group, Inc.
   9.00% due 06/15/2012                                     900,000      897,750
Ford Motor Company
   7.45% due 07/16/2031                                   1,870,000    1,318,350
General Motors Corp.
   8.375% due 07/15/2033                                    475,000      320,625
Sonic Automotive, Inc., Series B
   8.625% due 08/15/2013                                    600,000      571,500
                                                                      ----------
                                                                       3,108,225

BANKING - 1.15%
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                                    800,000      800,000
Capital One Financial Corp.
   7.25% due 05/01/2006                                     300,000      303,007
Chevy Chase Bank
   6.875% due 12/01/2013                                    600,000      618,000
                                                                      ----------
                                                                       1,721,007

BROADCASTING - 2.64%
Charter Communications Operating LLC
   8.00% due 04/30/2012                                     700,000      696,500
   8.375% due 04/30/2014                                  1,600,000    1,592,000
CSC Holdings, Inc.
   7.25% due 07/15/2008                                     600,000      600,000
Fisher Communications, Inc.
   8.625% due 09/15/2014                                  1,000,000    1,055,000
                                                                      ----------
                                                                       3,943,500

BUILDING MATERIALS & CONSTRUCTION - 1.99%
Ainsworth Lumber Company, Ltd.
   7.24% due 10/01/2010                                     800,000      780,000
   7.25% due 10/01/2012                                     600,000      535,500
Masonite International
   5.123% due 04/06/2013                                  1,000,000      993,380
Panolam Industries International, Inc.
   10.75% due 10/01/2013                                    700,000      672,000
                                                                      ----------
                                                                       2,980,880

BUILDINGS - 0.21%
Ahern Rentals, Inc.
   9.25% due 08/15/2013                                     300,000      311,250

BUSINESS SERVICES - 2.45%
Affinity Group, Inc.
   9.00% due 02/15/2012                                     300,000      299,250
Cardtronics, Inc.
   9.25% due 08/15/2013                                     500,000      492,500
Cornell Companies, Inc.
   10.75% due 07/01/2012                                    600,000      619,500
Sungard Data Systems, Inc.
   3.75% due 01/15/2009                                     125,000      114,687
   4.875% due 01/15/2014                                    600,000      523,500
   9.125% due 08/15/2013                                    900,000      931,500
   10.25% due 08/15/2015                                 $  675,000   $  681,750
                                                                      ----------
                                                                       3,662,687

CABLE AND TELEVISION - 3.17%
CCO Holdings LLC
   8.6163% due 12/15/2010 (b)                               600,000      585,000
   8.75% due 11/15/2013                                     600,000      576,000
CSC Holdings, Inc.
   7.875% due 12/15/2007                                  1,200,000    1,224,000
DirecTV Holdings LLC
   6.375% due 06/15/2015                                    750,000      735,937
   6.375% due 06/15/2015                                  1,650,000    1,619,063
                                                                      ----------
                                                                       4,740,000

CELLULAR COMMUNICATIONS - 5.76%
Alamosa Delaware, Inc.
   8.50% due 01/31/2012                                   1,070,000    1,166,300
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                    600,000      636,000
   9.00% due 11/01/2011 (b)                                 600,000      622,500
   9.875% due 11/01/2012                                    600,000      664,500
Dobson Communications Corp.
   8.875% due 10/01/2013                                  2,100,000    2,089,500
Nextel Communications, Inc.
   6.875% due 10/31/2013                                    600,000      624,087
   7.375% due 08/01/2015                                    600,000      631,566
Rural Cellular Corp.
   8.25% due 03/15/2012                                   1,100,000    1,155,000
   9.875% due 02/01/2010                                    550,000      575,437
UbiquiTel Operating Company
   9.875% due 03/01/2011                                    400,000      442,500
                                                                      ----------
                                                                       8,607,390

CHEMICALS - 0.64%
Equistar Chemicals LP
   10.125% due 09/01/2008                                   205,000      222,681
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                    395,000      413,763
Nova Chemicals Corp.
   7.5613% due 11/15/2013 (b)                               310,000      316,200
                                                                      ----------
                                                                         952,644

COAL - 0.44%
James River Coal Company
   9.375% due 06/01/2012                                    625,000      665,625

COMMERCIAL SERVICES - 1.40%
Coinmach Corp.
   9.00% due 02/01/2010                                   1,700,000    1,782,875
Mac-Gray Corp.
   7.625% due 08/15/2015                                    300,000      305,250
                                                                      ----------
                                                                       2,088,125

CONTAINERS & GLASS - 2.06%
Crown Cork & Seal Company, Inc.
   8.00% due 04/15/2023                                     800,000      762,000
Crown Holdings, Inc., Series
   7.75% due 11/15/2015                                     475,000      484,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
CONTAINERS & GLASS (CONTINUED)
Graham Packaging Company
   8.50% due 10/15/2012                                 $  600,000   $   588,000
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                  1,200,000     1,239,000
                                                                     -----------
                                                                       3,073,500

CORRECTIONAL FACILITIES - 0.40%
Corrections Corporation of America
   6.25% due 03/15/2013                                    600,000       598,500

CRUDE PETROLEUM & NATURAL GAS - 1.93%
Chesapeake Energy Corp.
   6.625% due 01/15/2016                                   600,000       594,000
   6.875% due 01/15/2016                                   600,000       603,000
   6.875% due 11/15/2020                                   125,000       123,125
   7.50% due 09/15/2013                                    600,000       633,000
Encore Acquisition Company
   6.00% due 07/15/2015                                    500,000       460,000
Tesoro Corp.
   6.625% due 11/01/2015                                   470,000       473,525
                                                                     -----------
                                                                       2,886,650

ELECTRICAL UTILITIES - 0.27%
Tenaska Alabama Partners LP
   7.00% due 06/30/2021                                    398,657       403,007

ELECTRONICS - 0.74%
Communications & Power Industries, Inc.
   8.00% due 02/01/2012                                  1,100,000     1,100,000

FINANCIAL SERVICES - 8.95%
American Commercial Lines
   9.50% due 02/15/2015                                    600,000       646,500
Ashton Woods USA
   9.50% due 10/01/2015                                    500,000       452,500
CCM Merger, Inc.
   8.00% due 08/01/2013                                    100,000        96,750
Chukchansi Economic Development Authority
   4.469% due 11/15/2012                                   125,000       126,250
   8.00% due 11/15/2013                                    120,000       120,600
Citisteel USA, Inc.
   11.5531% due 09/01/2010 (b)                             400,000       388,000
Consolidated Communications Holdings
   9.75% due 04/01/2012                                    100,000       104,250
Dow Jones CDX HY, Series 5-T1
   8.75% due 12/29/2010                                  6,502,000     6,534,510
Dow Jones CDX NA HY, Series 5-T2
   7.25% due 12/29/2010                                    500,000       493,750
General Motors Acceptance Corp.
   6.75% due 12/01/2014                                    800,000       725,812
   6.875% due 08/28/2012                                   200,000       181,103
   8.00% due 11/01/2031                                  2,000,000     1,961,260
Markwest Energy Partners LP
   6.875% due 11/01/2014                                   300,000       274,500
Nexstar Finance, Inc.
   7.00% due 01/15/2014                                    100,000        89,500
Penhall International, Corp.
   10.84% due 11/01/2010                                   500,000       503,125
Thornburg Mortgage, Inc., REIT
   8.00% due 05/15/2013                                 $  700,000   $   687,750
                                                                     -----------
                                                                      13,386,160

FOOD & BEVERAGES - 1.94%
American Seafoods Group LLC
   10.125% due 04/15/2010                                  275,000       292,187
B&G Foods Holding Corp.
   8.00% due 10/01/2011                                    600,000       609,000
Del Monte Corp.
   8.625% due 12/15/2012                                   600,000       630,000
Doane Pet Care Company
   10.75% due 03/01/2010                                   200,000       216,500
Dole Food, Inc.
   7.25% due 06/15/2010                                    600,000       588,000
Mrs. Fields Famous Brands LLC
   11.50% due 03/15/2011                                   300,000       270,000
Pierre Foods, Inc.
   9.875% due 07/15/2012                                   300,000       301,500
                                                                     -----------
                                                                       2,907,187

FUNERAL SERVICES - 0.70%
Service Corp. International
   6.50% due 03/15/2008                                    600,000       607,500
   7.00% due 06/15/2017                                    425,000       420,218
   7.70% due 04/15/2009                                     25,000        26,313
                                                                     -----------
                                                                       1,054,031

GAS & PIPELINE UTILITIES - 4.76%
Colorado Interstate Gas Company
   6.80% due 11/15/2015                                    375,000       375,938
El Paso Corp.
   6.75% due 05/15/2009                                    300,000       294,750
   7.625% due 08/16/2007                                   200,000       202,250
   7.75% due 01/15/2032                                    825,000       812,625
   7.875% due 06/15/2012                                 1,900,000     1,923,750
Pacific Energy Partners LP
   6.25% due 09/15/2015                                    300,000       295,500
Targa Resources, Inc.
   4.083% due 08/31/2012                                   115,161       115,161
   6.34% due 08/31/2012                                    479,839       479,839
Transmontaigne, Inc.
   9.125% due 06/01/2010                                   600,000       585,000
Williams Companies, Inc.
   5.89% due 10/01/2010 (b)                                400,000       401,500
   6.375% due 10/01/2010                                   500,000       495,000
   8.75% due 03/15/2032                                  1,000,000     1,135,000
                                                                     -----------
                                                                       7,116,313

HEALTHCARE SERVICES - 1.18%
Healthsouth Corp.
   7.375% due 10/01/2006                                 1,400,000     1,400,000
Team Health, Inc.
   9.00% due 04/01/2012                                    320,000       359,270
                                                                     -----------
                                                                       1,759,270

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
HOMEBUILDERS - 0.53%
Quality Home Brands
   11.53% due 11/04/2012                                 $  470,000   $  470,000
WCI Communities, Inc.
   10.625% due 02/15/2011                                   300,000      318,375
                                                                      ----------
                                                                         788,375

HOTELS & RESTAURANTS - 5.87%
Buffets, Inc.
   11.25% due 07/15/2010                                  1,300,000    1,319,500
Denny's Corp.
   10.00% due 10/01/2012                                  1,500,000    1,507,500
Friendly Ice Cream Corp.
   8.375% due 06/15/2012                                    280,000      252,000
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                                  1,100,000    1,116,500
La Quinta Corp.
   7.00% due 08/15/2007                                   1,300,000    1,327,625
La Quinta Inns, Series MTN
   7.33% due 04/01/2008                                     500,000      520,000
MGM Mirage, Inc.
   6.00% due 10/01/2009                                     700,000      694,750
   6.50% due 07/31/2009                                     100,000      100,750
O'Charleys, Inc.
   9.00% due 11/01/2013                                   1,100,000    1,133,000
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                                    200,000      213,000
Station Casinos, Inc.
   6.00% due 04/01/2012                                     600,000      598,500
                                                                      ----------
                                                                       8,783,125

HOUSEHOLD APPLIANCES - 0.52%
ALH Finance LLC
   8.50% due 01/15/2013                                     600,000      558,000
Fedders North America, Inc.
   9.875% due 03/01/2014                                    300,000      219,000
                                                                      ----------
                                                                         777,000

HOUSING & URBAN DEVELOPMENT - 0.21%
Beazer Homes USA, Inc.
   8.375% due 04/15/2012                                    300,000      309,000

INDUSTRIAL MACHINERY - 0.64%
Columbus McKinnon Corp.
   8.875% due 11/01/2013                                    200,000      204,500
   10.00% due 08/01/2010                                    300,000      330,000
JLG Industries, Inc.
   8.25% due 05/01/2008                                     400,000      420,000
                                                                      ----------
                                                                         954,500

INTERNET CONTENT - 0.25%
Global eXchange Services, Inc.
   9.43% due 07/29/2011                                     380,000      374,300

LEISURE TIME - 6.69%
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                    800,000      830,000
Aztar Corp.
   7.875% due 06/15/2014                                    400,000      414,000
Bombardier Recreational Products, Inc.
   8.375% due 12/15/2013                                  1,100,000    1,091,750
Greektown Holdings LLC
   10.75% due 12/01/2013                                 $  275,000   $  276,719
Hard Rock Hotel, Inc.
   8.875% due 06/01/2013                                    200,000      214,500
MGM Mirage, Inc.
   6.625% due 07/15/2015                                    400,000      395,000
   6.625% due 07/15/2015                                    150,000      148,125
   8.50% due 09/15/2010                                     600,000      649,500
Mohegan Tribal Gaming Authority
   6.125% due 02/15/2013                                    500,000      490,000
Penn National Gaming, Inc.
   6.875% due 12/01/2011                                    600,000      597,000
River Rock Entertainment Authority
   9.75% due 11/01/2011                                     600,000      646,500
San Pasqual Casino Development Group
   8.00% due 09/15/2013                                     500,000      495,625
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                     900,000      915,750
Station Casinos, Inc.
   6.875% due 03/01/2016                                    300,000      304,500
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015                                   1,100,000    1,067,000
Virgin River Casino Corp.
   9.00% due 01/15/2012                                     200,000      204,500
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                  1,300,000    1,256,125
                                                                      ----------
                                                                       9,996,594

MANUFACTURING - 0.21%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                                    300,000      319,500

MEDICAL-HOSPITALS - 1.75%
HCA, Inc.
   5.50% due 12/01/2009                                     300,000      291,073
   6.75% due 07/15/2013                                     300,000      305,716
   7.875% due 02/01/2011                                  1,900,000    2,024,093
                                                                      ----------
                                                                       2,620,882

METAL & METAL PRODUCTS - 1.01%
Metals USA, Inc.
   11.125% due 12/01/2015                                   255,000      260,738
USEC, Inc.
   6.625% due 01/20/2006                                    500,000      500,000
   6.75% due 01/20/2009                                     800,000      748,000
                                                                      ----------
                                                                       1,508,738

OFFICE FURNISHINGS & SUPPLIES - 0.32%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                     500,000      477,500

PAPER - 2.57%
Abitibi-Consolidated, Inc.
   6.95% due 04/01/2008                                   1,700,000    1,717,000
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                     300,000      285,000
Domtar, Inc.
   7.125% due 08/15/2015                                    600,000      531,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
PAPER (CONTINUED)
Donohue Forest Products, Inc.
   7.625% due 05/15/2007                                 $  600,000   $  616,500
Neenah Paper, Inc.
   7.375% due 11/15/2014                                    800,000      692,000
                                                                      ----------
                                                                       3,841,500

PETROLEUM SERVICES - 0.12%
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                     170,000      172,550

PHARMACEUTICALS - 0.63%
AmerisourceBergen Corp.
   5.875% due 09/15/2015                                    550,000      552,750
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                     200,000      198,250
   6.375% due 08/15/2015                                    200,000      198,250
                                                                      ----------
                                                                         949,250

PUBLISHING - 2.08%
Dex Media East LLC
   12.125% due 11/15/2012                                   300,000      349,500
Houghton Mifflin Company
   8.25% due 02/01/2011                                     600,000      621,750
   9.875% due 02/01/2013                                    600,000      637,500
Medianews Group, Inc.
   6.875% due 10/01/2013                                    400,000      390,000
Primedia, Inc.
   8.00% due 05/15/2013                                     600,000      529,500
   8.875% due 05/15/2011                                    600,000      574,500
                                                                      ----------
                                                                       3,102,750

RAILROADS & EQUIPMENT - 0.68%
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                                    200,000      202,750
   8.375% due 05/15/2015                                    800,000      811,000
                                                                       1,013,750

REAL ESTATE - 2.27%
BF Saul, REIT
   7.50% due 03/01/2014                                   1,100,000    1,124,750
Felcor Suites LP, REIT
   7.625% due 10/01/2007                                  1,100,000    1,130,250
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                                   1,100,000    1,134,375
                                                                      ----------
                                                                       3,389,375

RETAIL - 2.25%
Brookstone Company, Inc.
   12.00% due 10/15/2012                                    275,000      264,000
Ferrellgas Escrow LLC
   6.75% due 05/01/2014                                     500,000      468,750
NationsRent, Inc.
   9.50% due 10/15/2010                                     700,000      764,750
   9.50% due 05/01/2015                                     300,000      315,750
PEP Boys - Manny, Moe & Jack
   7.50% due 12/15/2014                                     800,000      736,000
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                                    300,000      304,500
Williams Scotsman, Inc.
   8.50% due 10/01/2015                                  $  500,000   $  515,000
                                                                      ----------
                                                                       3,368,750

RETAIL GROCERY - 0.40%
Couche-Tard US LP
   7.50% due 12/15/2013                                     300,000      306,000
Stater Brothers Holdings, Inc.
   8.125% due 06/15/2012                                    300,000      295,500
                                                                      ----------
                                                                         601,500

RETAIL TRADE - 1.54%
Gap, Inc.
   9.55% due 12/15/2008                                     600,000      667,870
Neff Corp.
   11.25% due 06/15/2012                                    200,000      209,500
Payless Shoesource, Inc.
   8.25% due 08/01/2013                                   1,100,000    1,144,000
Suburban Propane Partners LP
   6.875% due 12/15/2013                                    300,000      276,750
                                                                      ----------
                                                                       2,298,120

SANITARY SERVICES - 1.41%
Allied Waste North America, Inc.
   6.50% due 11/15/2010                                     800,000      792,000
   7.25% due 03/15/2015                                     200,000      203,500
   7.875% due 04/15/2013                                    800,000      832,000
Allied Waste North America, Inc., Series B
   5.75% due 02/15/2011                                     300,000      285,750
                                                                      ----------
                                                                       2,113,250

SEMICONDUCTORS - 0.86%
Avago Technologies Financial Services
   10.125% due 12/01/2013                                   675,000      688,500
   11.875% due 12/01/2015                                   585,000      593,775
                                                                      ----------
                                                                       1,282,275

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.12%
Citizens Communications Company
   7.625% due 08/15/2008                                  1,100,000    1,144,000
   9.25% due 05/15/2011                                     600,000      655,500
Hawaiian Telcom Communications, Inc.
   9.9475% due 05/01/2013 (b)                             1,100,000    1,023,000
Intelsat Ltd.
   5.25% due 11/01/2008                                   1,700,000    1,542,750
L-3 Communications Corp.
   6.375% due 10/15/2015                                    600,000      591,000
Panamsat Corp.
   9.00% due 08/15/2014                                     700,000      735,000
Qwest Corp.
   7.625% due 06/15/2015                                    300,000      319,125
Time Warner Telecom Holdin, Inc.
   9.25% due 02/15/2014                                     150,000      155,250
                                                                      ----------
                                                                       6,165,625

TELEPHONE - 6.57%
AT&T Corp.
   7.8 due 11/15/2011 (b)                                   420,000      466,070

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)
TELEPHONE (CONTINUED)
AT&T Corp. (continued)
   8.50% due 11/15/2031 (b)                            $  840,000   $  1,033,200
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                                   600,000        624,000
GTE Hawaiian Telephone Company, Series A
   7.00% due 02/01/2006                                   500,000        499,375
GTE Hawaiian Telephone Company, Series B
   7.375% due 09/01/2006                                  600,000        603,000
MCI, Inc.
   6.908% due 05/01/2007 (b)                            1,100,000      1,112,375
Qwest Corp.
   7.875% due 09/01/2011                                  600,000        643,500
   8.875% due 03/15/2012                                2,700,000      3,030,750
Valor Telecommunications Enterprise
   7.75% due 02/15/2015                                 1,850,000      1,813,000
                                                                    ------------
                                                                       9,825,270

TOBACCO - 0.46%
RJ Reynolds Tobacco Holdings, Inc.
   6.50% due 07/15/2010                                   700,000        689,500

TRANSPORTATION - 0.85%
Bombardier, Inc.
   6.75% due 05/01/2012                                 1,400,000      1,274,000
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $138,785,642)                           $139,173,280
                                                                    ------------

REPURCHASE AGREEMENTS - 5.96%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $8,915,471 on
   12/01/2005, collateralized by
   $9,280,000 U.S. Treasury Notes
   3.875% due 05/15/2010 (valued at
   $9,097,704 including interest) (c)                  $8,915,000   $  8,915,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $8,915,000)                                                   $  8,915,000
                                                                    ------------

TOTAL INVESTMENTS (U.S. HIGH YIELD BOND FUND)
   (COST $147,700,642) - 99.05%                                     $148,088,280
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.95%                          1,417,990
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $149,506,270
                                                                    ============

U.S. MULTI SECTOR FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 92.69%
ADVERTISING - 0.14%
Omnicom Group, Inc.                                        15,700    $ 1,327,592

AEROSPACE - 1.13%
EDO Corp.                                                   1,800         47,934
Goodrich Corp.                                             20,400        785,808
Lockheed Martin Corp.                                      84,400      5,114,640
Raytheon Company                                           11,100        426,462
Rockwell Collins, Inc.                                     17,100    $   781,470
Teledyne Technologies, Inc. *                               7,500        245,550
Textron, Inc.                                              15,500      1,222,950
United Industrial Corp.                                     5,400        234,630
United Technologies Corp.                                  38,100      2,051,304
Woodward Governor Company                                     500         40,835
                                                                     -----------
                                                                      10,951,583

AGRICULTURE - 0.22%
Archer-Daniels-Midland Company                             62,800      1,480,196
Maui Land & Pineapple, Inc. *                               2,300         79,557
Monsanto Company                                            8,400        615,468
                                                                     -----------
                                                                       2,175,221

AIR FREIGHT - 0.01%
ExpressJet Holdings, Inc. *                                 9,800         85,456

AIR TRAVEL - 0.01%
Alaska Air Group, Inc. *                                    2,600         91,598

APPAREL & TEXTILES - 0.78%
Jones Apparel Group, Inc.                                  52,800      1,518,528
K-Swiss, Inc., Class A                                     14,800        462,204
Liz Claiborne, Inc.                                        33,600      1,171,968
Mohawk Industries, Inc. *                                  31,200      2,744,976
Oakley, Inc.                                               10,400        167,232
Quiksilver, Inc. *                                         11,300        138,764
Stride Rite Corp.                                           5,900         81,066
Timberland Company, Class A *                              18,600        615,474
VF Corp.                                                   10,700        606,155
Weyco Group, Inc.                                           2,000         38,620
                                                                     -----------
                                                                       7,544,987

AUTO PARTS - 0.77%
American Axle & Manufacturing Holdings, Inc.               10,300        218,978
Arvinmeritor, Inc.                                         12,300        163,590
AutoZone, Inc. *                                           29,600      2,636,176
CSK Auto Corp. *                                            8,800        136,400
Genuine Parts Company                                      55,500      2,459,205
Johnson Controls, Inc.                                      6,100        423,645
Lear Corp.                                                 12,400        345,216
O'Reilly Automotive, Inc. *                                35,600      1,083,664
TRW Automotive Holdings Corp. *                             2,400         60,480
                                                                     -----------
                                                                       7,527,354

AUTO SERVICES - 0.30%
AutoNation, Inc. *                                        123,600      2,560,992
Copart, Inc. *                                              9,700        244,246
Dollar Thrifty Automotive Group, Inc. *                       500         18,750
Lithia Motors, Inc., Class A                                1,600         45,680
                                                                     -----------
                                                                       2,869,668

AUTOMOBILES - 0.84%
Ford Motor Company                                        411,700      3,347,121
General Motors Corp.                                       59,900      1,311,810
PACCAR, Inc.                                               46,200      3,319,932

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
AUTOMOBILES (CONTINUED)
United Auto Group, Inc.                                      5,200   $   185,224
                                                                     -----------
                                                                       8,164,087

BANKING - 0.24%
Anchor BanCorp Wisconsin, Inc.                               2,800        86,520
BancFirst Corp.                                                700        55,797
BB&T Corp.                                                  10,500       446,775
BOK Financial Corp.                                          1,800        85,626
Camden National Corp.                                        1,200        42,828
Capitol Bancorp, Ltd.                                          500        18,680
CoBiz, Inc.                                                  1,000        19,020
Commercial Bankshares, Inc.                                    400        15,144
Compass Bancshares, Inc.                                     3,100       150,226
Corus Bankshares, Inc.                                       1,600        94,048
CVB Financial Corp.                                          3,500        70,490
First Financial Corp.                                        1,000        27,380
First Indiana Corp.                                            700        24,465
FirstFed Financial Corp. *                                     400        20,936
Glacier Bancorp, Inc.                                        1,600        52,672
Great Southern Bancorp, Inc.                                 1,200        36,492
Macatawa Bank Corp.                                            900        34,326
MainSource Financial Group, Inc.                             1,700        30,753
MBT Financial Corp.                                            800        14,320
National City Corp.                                         11,900       403,529
Old National Bancorp                                           700        15,330
Old Second Bancorp, Inc.                                     2,300        76,337
Park National Corp.                                          1,000       105,050
Republic Bancorp, Inc., Class A                              3,900        80,106
S & T Bancorp, Inc.                                          2,000        76,880
S.Y. Bancorp, Inc.                                             800        19,096
Sierra Bancorp                                                 500        11,525
United Bankshares, Inc.                                      5,300       200,287
Virginia Financial Group, Inc.                                 600        22,560
                                                                     -----------
                                                                       2,337,198

BIOTECHNOLOGY - 0.81%
Amgen, Inc. *                                                2,600       210,418
Genentech, Inc. *                                           79,900     7,640,038
                                                                     -----------
                                                                       7,850,456

BUILDING MATERIALS & CONSTRUCTION - 0.50%
American Standard Companies, Inc.                           81,000     3,084,480
ElkCorp                                                        800        27,344
Lennox International, Inc.                                   6,000       175,260
LSI Industries, Inc.                                         2,400        43,200
Masco Corp.                                                 44,000     1,309,880
NCI Building Systems, Inc. *                                 1,000        43,640
WCI Commmunities, Inc. *                                     6,500       166,920
                                                                     -----------
                                                                       4,850,724

BUSINESS SERVICES - 1.63%
Administaff, Inc.                                            2,400       108,120
Affiliated Computer Services, Inc., Class A *               47,800     2,666,284
Brinks Company                                               1,300        60,008
Catalina Marketing Corp.                                    20,100       532,047
Compucredit Corp. *                                         14,800   $   578,236
Deluxe Corp.                                                11,800       382,674
Electronic Data Systems Corp.                                9,500       218,975
Equifax, Inc.                                               30,400     1,164,320
FactSet Research Systems, Inc.                              14,100       545,952
Fair Isaac Corp.                                             5,700       261,174
First Data Corp.                                            46,400     2,007,728
Fluor Corp.                                                  1,400       103,740
Geo Group, Inc. *                                              800        19,560
& R Block, Inc.                                             16,100       393,484
Jacobs Engineering Group, Inc. *                            10,900       708,173
Kelly Services, Inc., Class A                                4,800       133,440
MAXIMUS, Inc.                                                2,100        76,440
McGrath Rentcorp                                             1,000        28,590
Moody's Corp.                                                3,800       228,570
NCR Corp. *                                                  9,300       315,735
Paxar Corp. *                                               14,600       279,298
Pitney Bowes, Inc.                                          91,700     3,820,222
Pre-Paid Legal Services, Inc.                               10,800       459,540
Reynolds & Reynolds Company, Class A                         5,800       157,992
Syntel, Inc.                                                   600        12,336
Total Systems Services, Inc.                                10,400       224,224
Valassis Communications, Inc. *                              6,000       182,520
West Corp. *                                                 3,700       146,779
                                                                     -----------
                                                                      15,816,161

CHEMICALS - 0.27%
A. Schulman, Inc.                                            5,600       116,984
Cabot Microelectronics Corp. *                              15,700       485,601
Dow Chemical Company                                        45,000     2,036,250
                                                                     -----------
                                                                       2,638,835

COLLEGES & UNIVERSITIES - 0.07%
Apollo Group, Inc., Class A *                                1,200        85,440
ITT Educational Services, Inc. *                             9,900       607,563
                                                                     -----------
                                                                         693,003

COMMERCIAL SERVICES - 0.00%
Vertrue, Inc. *                                              1,000        36,130

COMPUTERS & BUSINESS EQUIPMENT - 3.75%
Agilysys, Inc.                                               5,100        97,155
Apple Computer, Inc. *                                      35,800     2,427,956
CDW Corp.                                                    7,600       445,740
Dell, Inc. *                                               510,500    15,396,680
EMC Corp. *                                                 35,100       488,943
Hewlett-Packard Company                                    459,400    13,630,398
Ingram Micro, Inc., Class A *                               52,800       991,584
Lexmark International, Inc. *                               22,600     1,076,212
Pomeroy Computer Resources, Inc. *                           6,500        52,325
Sandisk Corp. *                                              7,300       372,738
Sybase, Inc. *                                              14,100       316,545
Sykes Enterprises, Inc. *                                    3,500        48,300
Tech Data Corp. *                                           21,700       853,027

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Western Digital Corp. *                                     15,300   $   228,276
                                                                     -----------
                                                                      36,425,879

CONSTRUCTION & MINING EQUIPMENT - 0.00%
Kaman Corp., Class A                                           900        17,289

CONSTRUCTION MATERIALS - 0.54%
Ameron International Corp.                                     300        13,485
Applied Industrial Technologies, Inc.                        4,400       140,580
Clarcor, Inc.                                                9,600       284,832
EMCOR Group, Inc. *                                          2,200       155,650
Florida Rock Industries, Inc.                               14,300       713,141
Lafarge Corp.                                               10,800       594,000
Martin Marietta Materials, Inc.                             15,500     1,164,205
Sherwin-Williams Company                                    27,600     1,209,984
Simpson Manufacturing, Inc.                                  9,100       372,918
Standex International Corp.                                  2,500        69,350
Universal Forest Products, Inc.                              7,500       430,950
Vulcan Materials Company                                     1,400        93,380
                                                                     -----------
                                                                       5,242,475

CONTAINERS & GLASS - 0.11%
Greif, Inc., Class A                                         4,300       258,215
Interpool, Inc.                                              1,000        18,660
Owens-Illinois, Inc. *                                      28,700       624,225
Silgan Holdings, Inc.                                        5,600       197,624
                                                                     -----------
                                                                       1,098,724

COSMETICS & TOILETRIES - 0.40%
International Flavors & Fragrances, Inc.                     9,800       318,892
Kimberly-Clark Corp.                                        54,000     3,184,920
Nature's Sunshine Products, Inc.                            11,600       213,556
Playtex Products, Inc. *                                    11,700       163,800
                                                                     -----------
                                                                       3,881,168

CRUDE PETROLEUM & NATURAL GAS - 1.71%
Amerada Hess Corp.                                           4,700       575,844
Apache Corp.                                                10,600       691,968
Burlington Resources, Inc.                                  41,700     3,012,825
Devon Energy Corp.                                          58,300     3,509,660
EOG Resources, Inc.                                         21,300     1,528,275
Helmerich & Payne, Inc.                                      1,500        87,030
Marathon Oil Corp.                                          31,200     1,849,848
Occidental Petroleum Corp.                                  34,300     2,719,990
Sunoco, Inc.                                                33,900     2,617,080
                                                                     -----------
                                                                      16,592,520

DOMESTIC OIL - 0.05%
Holly Corp.                                                  3,800       231,116
Houston Exploration Company *                                2,000       109,320
Remington Oil Gas Corp. *                                    3,300       110,418
World Fuel Services Corp.                                    1,300        44,655
                                                                     -----------
                                                                         495,509

DRUGS & HEALTH CARE - 1.09%
Meridian Bioscience, Inc.                                    5,000        93,350
Vital Signs, Inc.                                              300   $    14,319
Wyeth                                                      251,400    10,448,184
                                                                     -----------
                                                                      10,555,853

ELECTRICAL EQUIPMENT - 0.21%
American Power Conversion Corp.                             48,900     1,095,849
Anixter International, Inc. *                                1,500        54,960
Genlyte Group, Inc. *                                       11,400       600,780
Watsco, Inc.                                                 4,600       288,650
                                                                     -----------
                                                                       2,040,239

ELECTRICAL UTILITIES - 1.29%
Allete, Inc.                                                 1,400        64,750
American Electric Power Company, Inc.                        2,400        87,696
Black Hills Corp.                                            1,600        58,480
CenterPoint Energy, Inc.                                    45,200       597,544
Constellation Energy Group, Inc.                             7,000       370,930
Edison International                                        25,700     1,159,584
Entergy Corp.                                               22,200     1,554,000
Exelon Corp.                                                69,200     3,601,168
FirstEnergy Corp.                                           16,700       784,232
The AES Corp. *                                            114,100     1,799,357
TXU Corp.                                                   24,000     2,463,120
                                                                     -----------
                                                                      12,540,861

ELECTRONICS - 0.16%
Amphenol Corp., Class A                                      7,000       292,390
Avnet, Inc. *                                               32,100       722,250
Franklin Electric, Inc.                                      1,000        42,500
Imation Corp.                                                1,900        83,524
Jabil Circuit, Inc. *                                        3,100       102,672
Synopsys, Inc. *                                             5,400       105,408
Teleflex, Inc.                                               2,400       158,808
                                                                     -----------
                                                                       1,507,552

ENERGY - 0.17%
Duke Energy Corp.                                           62,500     1,678,750

FINANCIAL SERVICES - 4.80%
A.G. Edwards, Inc.                                          16,900       744,783
Charles Schwab Corp.                                       113,300     1,727,825
Countrywide Financial Corp.                                 11,300       393,353
Eaton Vance Corp.                                           20,000       549,600
Federal Home Loan Mortgage Corp.                            65,700     4,102,965
Federal National Mortgage Association                      405,600    19,489,080
Fiserv, Inc. *                                              24,100     1,096,791
Franklin Resources, Inc.                                    33,800     3,139,344
ITLA Capital Corp. *                                         1,300        68,185
Legg Mason, Inc.                                            14,100     1,729,365
Lehman Brothers Holdings, Inc.                              15,200     1,915,200
Nelnet, Inc., Class A *                                      1,100        41,855
PNC Financial Services Group, Inc.                           7,300       465,521
Raymond James Financial, Inc.                               10,200       369,648
SLM Corp.                                                   33,400     1,755,170
Student Loan Corp.                                           2,900       612,219

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
United Panam Financial Corp. *                               1,400   $    32,802
Washington Mutual, Inc.                                    192,800     7,941,432
Westcorp, Inc.                                               4,700       316,028
World Acceptance Corp. *                                     3,700       101,898
WSFS Financial Corp.                                           900        56,880
                                                                     -----------
                                                                      46,649,944

FOOD & BEVERAGES - 2.09%
Chiquita Brands International, Inc.                          2,600        54,080
Coca-Cola Enterprises, Inc.                                 19,400       372,868
Corn Products International, Inc.                            9,800       218,050
Dean Foods Company *                                        11,600       443,004
General Mills, Inc.                                         31,300     1,487,689
Hershey Foods Corp.                                          5,700       309,054
Hormel Foods Corp.                                          21,800       715,040
Kellogg Company                                             18,200       802,074
Kraft Foods, Inc., Class A                                  75,400     2,182,076
National Beverage Corp. *                                    9,500        71,155
PepsiAmericas, Inc.                                          3,000        68,580
Performance Food Group Company *                             9,200       261,280
Ralcorp Holdings, Inc. *                                     5,500       229,295
Sanderson Farms, Inc.                                       11,800       420,316
Sara Lee Corp.                                             124,500     2,248,470
Sensient Technologies Corp.                                  6,700       121,739
Starbucks Corp. *                                          172,200     5,243,490
The Coca-Cola Company                                       82,600     3,526,194
Tyson Foods, Inc., Class A                                  85,400     1,437,282
USANA Health Sciences, Inc. *                                2,100        82,908
                                                                     -----------
                                                                      20,294,644

FURNITURE & FIXTURES - 0.02%
American Woodmark Corp.                                        600        15,372
Kimball International, Inc., Class B                         4,300        45,795
Leggett & Platt, Inc.                                        6,100       143,228
                                                                     -----------
                                                                         204,395

GAS & PIPELINE UTILITIES - 0.23%
El Paso Corp.                                               61,900       680,281
Kinder Morgan, Inc.                                          4,400       398,640
National Fuel Gas Company                                    2,000        64,500
Questar Corp.                                               14,500     1,081,120
                                                                     -----------
                                                                       2,224,541

HEALTHCARE PRODUCTS - 5.32%
Becton, Dickinson & Company                                 28,900     1,682,847
C.R. Bard, Inc.                                             16,700     1,083,329
Haemonetics Corp. *                                          1,400        71,582
IDEXX Laboratories, Inc. *                                   1,700       121,635
Johnson & Johnson                                          724,600    44,744,050
Medtronic, Inc.                                             38,900     2,161,673
Owens & Minor, Inc.                                         13,400       380,024
Patterson Companies, Inc. *                                  2,300        80,362
Stryker Corp.                                               30,800     1,333,640
                                                                     -----------
                                                                      51,659,142

HEALTHCARE SERVICES - 9.60%
AMERIGROUP Corp. *                                          11,700   $   218,322
Apria Healthcare Group, Inc. *                               1,300        31,798
Cardinal Health, Inc.                                      208,900    13,359,155
CorVel Corp. *                                               2,700        43,740
Express Scripts, Inc. *                                     96,900     8,184,174
HCA, Inc.                                                   50,800     2,590,292
Health Net, Inc. *                                          43,100     2,199,393
Humana, Inc. *                                              81,600     3,739,728
Kindred Healthcare, Inc. *                                     800        22,184
Lincare Holdings, Inc. *                                    67,700     2,906,361
McKesson Corp.                                             276,000    13,882,800
Medco Health Solutions, Inc. *                               9,500       509,675
National Healthcare Corp.                                    2,600        97,578
Pediatrix Medical Group, Inc. *                              1,400       118,384
Quest Diagnostics, Inc.                                     21,200     1,061,908
Sierra Health Services, Inc. *                               5,200       406,744
UnitedHealth Group, Inc.                                   669,900    40,100,214
Weight Watchers International, Inc. *                       24,000     1,147,200
Wellchoice, Inc. *                                           6,600       511,170
Wellpoint, Inc. *                                           27,700     2,128,191
                                                                     -----------
                                                                      93,259,011

HOLDINGS COMPANIES/CONGLOMERATES - 0.23%
Loews Corp.                                                 23,600     2,279,288

HOMEBUILDERS - 2.39%
Centex Corp.                                                39,200     2,816,520
KB Home                                                     91,800     6,404,886
Lennar Corp., Class A                                       31,500     1,816,920
M.D.C. Holdings, Inc.                                       28,000     1,907,640
NVR, Inc. *                                                  3,600     2,474,100
Orleans Homebuilders, Inc.                                   1,800        35,028
Pulte Homes, Inc.                                           91,400     3,804,982
Ryland Group, Inc.                                          47,000     3,362,380
Schottenstein Homes, Inc.                                   10,700       468,125
William Lyon Homes, Inc. *                                   1,100       122,650
                                                                     -----------
                                                                      23,213,231

HOTELS & RESTAURANTS - 1.69%
Ameristar Casinos, Inc.                                      1,100        25,949
Applebee's International, Inc.                              53,600     1,228,512
Brinker International, Inc.                                 32,700     1,297,536
CBRL Group, Inc.                                            25,200       932,148
Choice Hotels, Inc.                                          8,400       304,332
Darden Restaurants, Inc.                                    71,000     2,540,380
Jack In the Box, Inc. *                                     16,000       537,600
Lone Star Steakhouse & Saloon, Inc.                          8,700       201,579
Marriott International, Inc., Class A                       35,200     2,274,272
MGM Mirage, Inc. *                                          44,500     1,695,895
Papa Johns International, Inc. *                            11,700       637,182
Ryan's Restaurant Group, Inc. *                             14,600       173,594
Sonic Corp. *                                               16,600       491,194
Wendy's International, Inc.                                 41,100     2,087,058

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HOTELS & RESTAURANTS (CONTINUED)
Yum! Brands, Inc.                                           40,100   $ 1,956,479
                                                                     -----------
                                                                      16,383,710

HOUSEHOLD APPLIANCES - 0.56%
Black & Decker Corp.                                        24,700     2,168,907
Mestek, Inc. *                                               1,200        14,520
The Toro Company                                               600        24,114
Whirlpool Corp.                                             39,900     3,265,815
                                                                     -----------
                                                                       5,473,356

HOUSEHOLD PRODUCTS - 0.54%
Blyth, Inc.                                                 18,300       362,340
Energizer Holdings, Inc. *                                   9,300       490,203
Fortune Brands, Inc.                                         6,300       491,148
Newell Rubbermaid, Inc.                                     84,200     1,942,494
The Clorox Company                                          27,800     1,508,984
Tupperware Corp.                                            20,200       466,014
                                                                     -----------
                                                                       5,261,183

INDUSTRIAL MACHINERY - 0.63%
Badger Meter, Inc.                                           2,200        86,108
Cascade Corp.                                                  600        30,390
Caterpillar, Inc.                                           49,800     2,877,444
Circor International, Inc.                                   1,300        33,865
Flowserve Corp. *                                            2,100        78,456
ITT Industries, Inc.                                         2,400       261,024
Metropolitan Pro Corp.                                       5,867        71,984
NACCO Industries, Inc., Class A                              4,200       491,820
Tredegar Industries, Inc.                                    4,900        61,250
W.W. Grainger, Inc.                                         30,000     2,106,900
                                                                     -----------
                                                                       6,099,241

INDUSTRIALS - 0.02%
Lawson Products, Inc.                                        4,500       169,875
Michael Baker Corp. *                                        2,000        50,000
                                                                     -----------
                                                                         219,875

INSURANCE - 6.94%
Aetna, Inc.                                                 24,000     2,219,760
AFLAC, Inc.                                                187,000     8,976,000
Allstate Corp.                                              79,900     4,482,390
Ambac Financial Group, Inc.                                 40,200     3,082,938
American Financial Group, Inc.                               7,800       289,770
Amerus Group Company                                        11,900       698,887
Aon Corp.                                                   39,500     1,438,195
Brown & Brown, Inc.                                         26,600       776,188
Ceres Group, Inc. *                                          2,600        13,000
Chubb Corp.                                                 30,500     2,953,620
CIGNA Corp.                                                 62,900     7,077,508
CNA Surety Corp. *                                           1,600        23,632
Commerce Group, Inc.                                         6,900       400,614
Conseco, Inc. *                                             27,000       605,340
Crawford & Company, Class B                                  3,600        21,600
EMC Insurance Group, Inc.                                    2,100        41,076
Erie Indemnity Company, Class A                              7,000       371,000
Fidelity National Financial, Inc.                           60,700   $ 2,295,674
First American Corp.                                        38,200     1,797,310
Great American Financial Resources, Inc.                       700        14,091
Hanover Insurance Group, Inc.                                6,800       271,660
Harleysville Group, Inc.                                     2,500        68,275
Horace Mann Educators Corp.                                  6,100       115,534
Jefferson-Pilot Corp.                                       35,500     1,972,025
Kansas City Life Insurance Company                             900        45,432
LandAmerica Financial Group, Inc.                            9,500       615,125
Lincoln National Corp.                                      19,000       987,620
Markel Corp. *                                                 100        31,725
Marsh & McLennan Companies, Inc.                            27,800       858,742
MBIA, Inc.                                                  21,500     1,328,270
MGIC Investment Corp.                                       33,300     2,167,830
National Western Life Insurance Company, Class A *             900       198,000
Old Republic International Corp.                            66,400     1,766,904
PMI Group, Inc.                                             12,600       511,560
Presidential Life Corp.                                      4,200        81,018
Progressive Corp.                                           53,200     6,543,068
Protective Life Corp.                                       14,700       649,446
Prudential Financial, Inc.                                  21,200     1,640,880
Radian Group, Inc.                                           6,800       384,608
St. Paul Travelers Companies, Inc.                          57,000     2,652,210
Stancorp Financial Group, Inc.                               8,300       855,232
Stewart Information Services Corp.                           8,700       439,872
Torchmark, Inc.                                             49,300     2,668,116
Transatlantic Holdings, Inc.                                 6,000       419,700
Triad Guaranty, Inc. *                                       2,400       104,064
United Fire & Casualty Company                               7,500       342,750
Universal American Financial Corp. *                        12,600       185,976
UnumProvident Corp.                                         90,100     1,982,200
                                                                     -----------
                                                                      67,466,435

INTERNATIONAL OIL - 1.21%
Anadarko Petroleum Corp.                                    65,500     5,934,955
ConocoPhillips                                              95,500     5,778,705
                                                                     -----------
                                                                      11,713,660

INTERNET CONTENT - 0.33%
Google, Inc., Class A *                                      7,800     3,158,922

LEISURE TIME - 0.13%
Marine Products Corp.                                        6,700        67,402
Movie Gallery, Inc.                                         21,300       105,009
Polaris Industries, Inc.                                    18,500       914,640
SCP Pool Corp.                                               3,300       128,469
Steinway Musical Instruments, Inc. *                         1,200        30,000
                                                                     -----------
                                                                       1,245,520

LIFE SCIENCES - 0.11%
Pharmaceutical Product Development, Inc. *                  18,300     1,066,707

LIQUOR - 0.05%
Brown Forman Corp., Class B                                  7,600       523,336

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
MANUFACTURING - 0.32%
AptarGroup, Inc.                                             6,100   $   334,585
Lancaster Colony Corp.                                       4,600       179,400
Rockwell Automation, Inc.                                   28,200     1,591,326
SPX Corp.                                                   16,200       762,696
Stanley Works                                                5,000       240,000
                                                                     -----------
                                                                       3,108,007

MEDICAL-HOSPITALS - 0.03%
Health Management Associates, Inc., Class A                    600        14,052
Tenet Healthcare Corp. *                                    26,200       204,884
Universal Health Services, Inc., Class B                     1,100        52,712
                                                                     -----------
                                                                         271,648

METAL & METAL PRODUCTS - 0.07%
Crown Holdings, Inc. *                                      25,300       469,062
Mueller Industries, Inc.                                     8,900       240,923
                                                                     -----------
                                                                         709,985

MINING - 0.04%
Lincoln Electric Holding, Inc.                               8,700       355,047

MOBILE HOMES - 0.11%
Coachmen Industries, Inc.                                    4,500        54,585
Thor Industries, Inc.                                       17,000       651,440
Winnebago Industries, Inc.                                  11,500       386,515
                                                                     -----------
                                                                       1,092,540

OFFICE FURNISHINGS & SUPPLIES - 0.23%
Herman Miller, Inc.                                          2,700        82,593
HNI Corp.                                                    3,700       186,480
Office Depot, Inc. *                                        61,300     1,819,384
The Standard Register Company                                1,500        22,230
United Stationers, Inc. *                                    2,500       122,500
                                                                     -----------
                                                                       2,233,187

PETROLEUM SERVICES - 0.77%
Exxon Mobil Corp.                                          124,700     7,236,341
Halliburton Company                                          3,400       216,410
                                                                     -----------
                                                                       7,452,751

PHARMACEUTICALS - 3.39%
Abbott Laboratories                                        149,300     5,630,103
AmerisourceBergen Corp.                                     51,900     4,170,165
Barr Pharmaceuticals, Inc. *                                25,900     1,485,365
Bristol-Myers Squibb Company                                 9,000       194,310
Forest Laboratories, Inc. *                                 67,800     2,648,946
Merck & Company, Inc.                                      261,900     7,699,860
Pfizer, Inc.                                               523,200    11,091,840
Watson Pharmaceuticals, Inc. *                                 800        26,688
                                                                     -----------
                                                                      32,947,277

PHOTOGRAPHY - 0.42%
Eastman Kodak Company                                      172,100     4,125,237

PUBLISHING - 0.03%
Consolidated Graphics, Inc. *                                2,400       122,856
Courier Corp.                                                  300        10,557
Scholastic Corp. *                                           5,300   $   176,331
                                                                     -----------
                                                                         309,744

RAILROADS & EQUIPMENT - 0.72%
Burlington Northern Santa Fe Corp.                          67,200     4,447,296
CSX Corp.                                                    6,200       301,568
Norfolk Southern Corp.                                      19,200       849,408
Union Pacific Corp.                                         17,900     1,370,066
                                                                     -----------
                                                                       6,968,338

REAL ESTATE - 0.08%
Avalon Bay Communities, Inc., REIT                           2,100       192,045
Capstead Mortage Corp., REIT                                 3,600        22,536
CBL & Associates Properties, Inc., REIT                      6,600       265,650
National Health Investments, Inc., REIT                      3,400        94,010
The St. Joe Company                                          2,700       179,280
                                                                     -----------
                                                                         753,521

RETAIL GROCERY - 2.49%
Albertsons, Inc.                                           106,300     2,498,050
Fresh Brands Inc. *                                          2,900        17,661
Ingles Markets, Inc.                                         7,000       117,880
Nash-Finch Company                                          10,400       279,448
Ruddick Corp.                                               10,400       210,184
Safeway, Inc.                                              276,400     6,426,300
Smart & Final, Inc. *                                        4,100        55,350
SUPERVALU, Inc.                                            108,700     3,556,664
Sysco Corp.                                                 95,200     3,076,864
The Kroger Company *                                       399,800     7,780,108
Weis Markets, Inc.                                           2,500       105,250
Whole Foods Market, Inc.                                       600        88,368
                                                                     -----------
                                                                      24,212,127

RETAIL TRADE - 11.81%
Abercrombie & Fitch Company, Class A                        68,700     4,212,684
Advance Auto Parts, Inc. *                                  17,500       740,950
American Eagle Outfitters, Inc.                             52,300     1,190,348
Asbury Automotive Group, Inc. *                                800        13,400
Barnes & Noble, Inc.                                         6,900       278,346
Bed Bath & Beyond, Inc. *                                  132,800     5,665,248
Best Buy Company, Inc.                                      10,000       482,400
BJ's Wholesale Club, Inc. *                                 31,700       839,733
Burlington Coat Factory Warehouse Corp.                      6,800       269,552
Cato Corp., Class A                                         17,100       369,360
Chico's FAS, Inc. *                                         25,800     1,138,038
Circuit City Stores, Inc.                                    2,600        54,418
Claire's Stores, Inc.                                       13,000       370,890
Costco Wholesale Corp.                                      42,700     2,134,146
Deb Shops, Inc.                                              1,300        37,804
Dillard's, Inc., Class A                                     3,700        77,589
Dollar General Corp.                                       143,900     2,721,149
Dollar Tree Stores, Inc. *                                   4,800       110,208
Family Dollar Stores, Inc.                                  33,500       754,085
Federated Department Stores, Inc.                           48,200     3,105,526
Fossil, Inc. *                                              14,200       283,148

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Genesco, Inc. *                                             6,100   $    241,865
Guitar Center, Inc. *                                       1,600         84,384
Hibbett Sporting Goods, Inc. *                              3,700        110,852
Home Depot, Inc.                                        1,064,400     44,470,632
Hot Topic, Inc. *                                          26,700        413,850
Longs Drug Stores Corp.                                    20,200        861,126
Lowe's Companies, Inc.                                    345,300     23,300,844
Nordstrom, Inc.                                            28,200      1,040,016
Pacific Sunwear of California, Inc. *                       3,800        100,548
Pantry, Inc. *                                              8,000        328,800
Payless ShoeSource, Inc. *                                 12,000        274,200
Pier 1 Imports, Inc.                                        4,700         59,690
Ross Stores, Inc.                                          51,600      1,419,000
Sonic Automative, Inc.                                     13,400        278,720
Staples, Inc.                                              11,300        261,030
Talbots, Inc.                                               5,000        136,100
The Buckle, Inc.                                            1,000         32,800
The Men's Wearhouse, Inc. *                                31,400        920,020
The TJX Companies, Inc.                                    79,400      1,779,354
Too, Inc. *                                                16,000        506,080
Walgreen Company                                          258,400     11,803,712
Wal-Mart Stores, Inc.                                      30,600      1,485,936
                                                                    ------------
                                                                     114,758,581

SEMICONDUCTORS - 4.34%
Emulex Corp. *                                             20,000        398,600
Intel Corp.                                             1,177,200     31,407,696
International Rectifier Corp. *                             2,900        102,834
Micrel, Inc. *                                              7,000         84,560
National Semiconductor Corp.                               11,500        297,620
QLogic Corp. *                                             41,900      1,385,214
Texas Instruments, Inc.                                   261,000      8,477,280
                                                                    ------------
                                                                      42,153,804

SOFTWARE - 1.29%
Adobe Systems, Inc.                                       183,800      5,993,718
BEA Systems, Inc. *                                        49,200        431,484
CCC Information Services Group, Inc. *                      1,600         41,776
Citrix Systems, Inc. *                                      7,400        200,836
Intuit, Inc. *                                             19,800      1,060,686
Oracle Corp. *                                            376,300      4,730,091
THQ, Inc. *                                                 5,100        115,872
                                                                    ------------
                                                                      12,574,463

STEEL - 0.06%
Nucor Corp.                                                 8,500        570,180

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.22%
ADTRAN, Inc.                                                2,900         85,724
Brightpoint, Inc. *                                        18,800        529,032
Corning, Inc. *                                            46,700        945,675
Scientific-Atlanta, Inc.                                   14,800        626,336
                                                                    ------------
                                                                       2,186,767

TELEPHONE - 6.11%
ALLTEL Corp.                                              120,800   $  8,073,064
AT&T Corp. *                                              526,600     13,117,606
BellSouth Corp.                                           108,200      2,949,532
CenturyTel, Inc.                                           28,200        933,420
Harris Corp.                                               14,100        628,578
Sprint Corp.                                               11,300        282,952
Verizon Communications, Inc.                            1,044,200     33,393,516
                                                                    ------------
                                                                      59,378,668

TIRES & RUBBER - 0.05%
Bandag, Inc.                                                  500         21,425
Goodyear Tire & Rubber Company *                           24,400        417,972
                                                                    ------------
                                                                         439,397

TOBACCO - 3.65%
Altria Group, Inc.                                        463,800     33,760,002
Universal Corp.                                            10,200        411,876
UST, Inc.                                                  33,200      1,280,856
                                                                    ------------
                                                                      35,452,734

TOYS, AMUSEMENTS & SPORTING GOODS - 0.11%
Mattel, Inc.                                               65,100      1,083,915

TRANSPORTATION - 1.60%
C.H. Robinson Worldwide, Inc. *                            29,800      1,205,410
Expeditors International of Washington, Inc.               32,300      2,293,623
Harley-Davidson, Inc.                                     207,500     11,175,950
Heartland Express, Inc.                                    18,800        400,628
Laidlaw International, Inc.                                 9,700        209,714
Marten Transport, Ltd. *                                      800         21,352
Pacer International, Inc.                                   8,300        219,369
                                                                    ------------
                                                                      15,526,046

TRUCKING & FREIGHT - 0.66%
Arkansas Best Corp.                                        13,800        569,112
Fedex Corp.                                                36,700      3,582,654
Forward Air Corp.                                           9,600        369,120
Knight Transportation, Inc.                                 7,000        225,190
Landstar Systems, Inc.                                     24,600      1,058,784
Oshkosh Truck Corp.                                         3,100        139,283
Swift Transportation, Inc. *                               24,500        479,710
                                                                    ------------
                                                                       6,423,853
                                                                    ------------
TOTAL COMMON STOCKS (Cost $871,378,358)                             $900,520,830
                                                                    ------------

SHORT TERM INVESTMENTS - 0.28%
United States Treasury Bills
   3.81% due 03/23/2006                                $2,800,000   $  2,766,534
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,765,703)                                                   $  2,766,534
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
REPURCHASE AGREEMENTS - 6.83%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $66,325,500 on
   12/01/2005, collateralized by
   $67,565,000 U.S. Treasury Notes,
   4.375% due 11/15/2008 (valued at
   $67,649,456, including interest) (c)               $66,322,000   $ 66,322,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $66,322,000)                                                  $ 66,322,000
                                                                    ------------
TOTAL INVESTMENTS (U.S. MULTI SECTOR FUND)
   (COST $940,466,061) - 99.80%                                     $969,609,364
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.20%                          1,942,611
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $971,551,975
                                                                    ============

VALUE & RESTRUCTURING FUND

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.92%
ADVERTISING - 0.61%
The Interpublic Group of Companies, Inc. *                106,721    $   994,640

AEROSPACE - 2.63%
Empresa Brasileira de Aeronautica SA, ADR                  58,964      2,223,533
United Technologies Corp.                                  38,016      2,046,781
                                                                     -----------
                                                                       4,270,314

AIR TRAVEL - 1.21%
Gol Linhas Aereas Inteligentes SA, ADR                     43,017      1,957,704

BANKING - 0.51%
Doral Financial Corp.                                      82,240        830,624

BROADCASTING - 3.84%
Journal Communications, Inc.                               29,210        394,627
Liberty Media Corp., Series A *                           100,618        772,746
XM Satellite Radio Holdings, Inc., Class A *              172,845      5,057,445
                                                                     -----------
                                                                       6,224,818

BUILDING MATERIALS & CONSTRUCTION - 0.61%
Eagle Materials, Inc., Class B                              8,950        982,262

BUSINESS SERVICES - 1.82%
Cendant Corp.                                              93,100      1,654,387
Deluxe Corp.                                               39,895      1,293,795
                                                                     -----------
                                                                       2,948,182

CABLE AND TELEVISION - 0.87%
EchoStar Communications Corp., Class A                     54,315      1,403,500

CELLULAR COMMUNICATIONS - 2.83%
America Movil SA de C.V., Series L, ADR                   159,825      4,590,174

CHEMICALS - 3.86%
Celanese Corp., Series A                                   82,662      1,430,053
CF Industries Holdings, Inc.                               58,971        911,102
Lanxess AG *                                               36,904      1,168,239
PPG Industries, Inc.                                       34,919      2,120,631
Tronox, Inc. *                                             46,500    $   629,145
                                                                     -----------
                                                                       6,259,170

COAL - 3.54%
CONSOL Energy, Inc.                                        65,170      4,217,802
Foundation Coal Holdings, Inc.                             42,678      1,518,057
                                                                     -----------
                                                                       5,735,859

CONSTRUCTION MATERIALS - 1.32%
Lafarge Corp.                                              38,948      2,142,140

COSMETICS & TOILETRIES - 0.86%
Avon Products, Inc.                                        50,861      1,391,048

CRUDE PETROLEUM & NATURAL GAS - 6.62%
Burlington Resources, Inc.                                 65,003      4,696,467
Devon Energy Corp.                                         69,013      4,154,582
Mariner Energy LLC *                                       37,240        670,320
W&T Offshore, Inc.                                         41,895      1,225,429
                                                                     -----------
                                                                      10,746,798

DOMESTIC OIL - 1.36%
Noble Energy, Inc.                                         58,964      2,203,485

DRUGS & HEALTH CARE - 0.48%
Wyeth                                                      18,620        773,847

ELECTRICAL UTILITIES - 1.86%
Calpine Corp. *                                           266,892        136,115
CenterPoint Energy, Inc.                                   36,481        482,279
Enel SpA                                                  144,443      1,137,593
Public Service Enterprise Group, Inc.                      20,149      1,263,745
                                                                     -----------
                                                                       3,019,732

ELECTRONICS - 1.89%
Harman International Industries, Inc.                      31,387      3,060,232

ENERGY - 1.59%
Duke Energy Corp.                                          38,806      1,042,329
Rosetta Resources, Inc. *                                  85,342      1,536,156
                                                                     -----------
                                                                       2,578,485

FINANCIAL SERVICES - 11.01%
Amvescap PLC                                               77,156      1,060,895
CIT Group, Inc.                                            22,499      1,113,700
Citigroup, Inc.                                            58,191      2,825,173
Federal Home Loan Mortgage Corp.                           33,368      2,083,832
Friedman, Billings, Ramsey Group, Inc.                     76,038        809,044
JPMorgan Chase & Company                                   53,636      2,051,577
Lehman Brothers Holdings, Inc.                             20,948      2,639,448
Morgan Stanley                                             46,858      2,625,454
PNC Financial Services Group, Inc.                         24,826      1,583,154
Washington Mutual, Inc.                                    26,148      1,077,036
                                                                     -----------
                                                                      17,869,313

FOOD & BEVERAGES - 3.42%
ConAgra Foods, Inc.                                        58,189      1,251,063
Dean Foods Company *                                       72,102      2,753,575
Kraft Foods, Inc., Class A                                 37,240      1,077,726

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
Vintage Wine Trust, Inc. (g)                               46,550   $    465,500
                                                                    ------------
                                                                       5,547,864

FURNITURE & FIXTURES - 0.80%
Leggett & Platt, Inc.                                      55,104      1,293,842

HEALTHCARE PRODUCTS - 0.46%
Baxter International, Inc.                                 19,395        754,272

HEALTHCARE SERVICES - 1.22%
HCA, Inc.                                                  38,792      1,978,004

HOLDINGS COMPANIES/CONGLOMERATES - 1.29%
Loews Corp.                                                21,724      2,098,104

HOMEBUILDERS - 3.50%
Centex Corp.                                               79,133      5,685,706

HOUSEHOLD APPLIANCES - 3.23%
Black & Decker Corp.                                       59,739      5,245,682

HOUSEHOLD PRODUCTS - 1.08%
Newell Rubbermaid, Inc.                                    76,033      1,754,081

INDUSTRIAL MACHINERY - 0.68%
AGCO Corp. *                                               65,187      1,103,616

INSURANCE - 3.71%
ACE, Ltd.                                                  52,137      2,893,603
MetLife, Inc.                                              41,895      2,155,079
People's Choice *                                          30,727        230,452
Primus Guaranty, Ltd. *                                    74,488        740,411
                                                                    ------------
                                                                       6,019,545

INTERNATIONAL OIL - 3.71%
ConocoPhillips                                             38,792      2,347,304
Petroleo Brasileiro SA, ADR *                              54,309      3,671,288
                                                                    ------------
                                                                       6,018,592

INVESTMENT COMPANIES - 1.27%
Apollo Investment Corp.                                    52,762      1,000,895
MCG Capital Corp.                                          74,481      1,056,886
                                                                    ------------
                                                                       2,057,781

MANUFACTURING - 1.19%
Tyco International, Ltd.                                   67,511      1,925,414

METAL & METAL PRODUCTS - 1.03%
Southern Copper Corp.                                      26,379      1,677,968

MINING - 0.44%
Alpha Natural Resources, Inc. *                            29,492        708,398

PAPER - 1.84%
Georgia-Pacific Corp.                                      63,154      2,986,553

PETROLEUM SERVICES - 1.37%
TODCO *                                                    53,534      2,225,408

PHARMACEUTICALS - 1.69%
AmerisourceBergen Corp.                                    27,931      2,244,256
Bristol-Myers Squibb Company                               23,379        504,752
                                                                    ------------
                                                                       2,749,008

RAILROADS & EQUIPMENT - 1.65%
Union Pacific Corp.                                        34,913   $  2,672,241

REAL ESTATE - 2.18%
DiamondRock Hospitality Company                            78,218        938,616
Fieldstone Investment Corp., REIT                          45,712        511,974
Host Marriott Corp., REIT                                  48,115        861,259
Saxon Capital, Inc., REIT                                  25,826        309,912
Taberna Realty Finance Trust, REIT (g)                     10,654        132,110
Ventas, Inc., REIT                                         24,827        782,795
                                                                    ------------
                                                                       3,536,666

RETAIL TRADE - 3.59%
The TJX Companies, Inc.                                    74,488      1,669,276
United Rentals, Inc. *                                    108,618      2,298,357
Zale Corp. *                                               66,720      1,861,488
                                                                    ------------
                                                                       5,829,121

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.64%
Nokia Oyj, SADR                                            87,671      1,497,421
Plantronics, Inc.                                          41,981      1,159,515
                                                                    ------------
                                                                       2,656,936

TELEPHONE - 4.59%
Harris Corp.                                              108,618      4,842,190
Sprint Corp.                                               74,737      1,871,414
Valor Communications Group, Inc.                           59,740        725,244
                                                                    ------------
                                                                       7,438,848

TOBACCO - 1.54%
Loews Corp. - Carolina Group                               62,067      2,498,197

TRANSPORTATION - 0.47%
Aries Maritime Transport, Ltd.                             15,523        205,990
Arlington Tankers, Ltd.                                    24,826        548,655
                                                                    ------------
                                                                         754,645

TRUCKING & FREIGHT - 1.01%
Ryder Systems, Inc.                                        38,792      1,645,945
                                                                    ------------
TOTAL COMMON STOCKS (Cost $151,448,988)                             $158,844,764
                                                                    ------------

PREFERRED STOCKS - 2.01%

CHEMICALS - 0.25%
Celanese Corp *                                            15,516        405,356

FINANCIAL SERVICES - 0.77%
Ford Motor Company Capital Trust II *                      40,356      1,244,579

HEALTHCARE PRODUCTS - 0.99%
Baxter International, Inc. *                               29,481      1,606,714
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $3,266,058)                            $  3,256,649
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ---------   -------------
REPURCHASE AGREEMENTS - 0.17%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $282,015 on
   12/01/2005, collateralized by
   $295,000 U.S. Treasury Notes, 4.25%
   due 11/15/2013 (valued at $290,575,
   including interest) (c)                              $282,000   $     282,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $282,000)                                                 $     282,000
                                                                   -------------
TOTAL INVESTMENTS (VALUE & RESTRUCTURING FUND)
   (COST $154,997,046) - 100.10%                                   $ 162,383,413
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10)%                         (156,300)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 162,227,113
                                                                   =============

VISTA FUND

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS - 98.83%
AIR TRAVEL - 2.78%
Airtran Holdings, Inc. *                                    62,367   $   936,752
SkyWest, Inc.                                               43,600     1,294,920
US Airways Group, Inc. *                                    14,200       476,978
                                                                     -----------
                                                                       2,708,650

APPAREL & TEXTILES - 0.28%
The Gymboree Corp. *                                        12,100       272,976

BANKING - 0.32%
Digital Insight Corp. *                                      9,336       309,208

BUSINESS SERVICES - 3.64%
Administaff, Inc.                                           24,766     1,115,708
Jacobs Engineering Group, Inc. *                             7,445       483,702
Paychex, Inc.                                               45,900     1,946,619
                                                                     -----------
                                                                       3,546,029

CELLULAR COMMUNICATIONS - 11.11%
America Movil SA de C.V., Series L, ADR                    107,322     3,082,288
American Tower Corp., Class A *                             91,312     2,491,904
Crown Castle International Corp. *                          36,900     1,011,060
NII Holdings, Inc., Class B *                               97,900     4,253,755
                                                                     -----------
                                                                      10,839,007

COAL - 1.33%
Peabody Energy Corp.                                        16,446     1,296,932

COMMERCIAL SERVICES - 0.70%
Mitsui Fudosan Company, Ltd.                                42,000       679,089

COMPUTERS & BUSINESS EQUIPMENT - 2.01%
Electronics For Imaging, Inc. *                             19,135       534,440
Intergraph Corp. *                                          29,784     1,430,228
                                                                     -----------
                                                                       1,964,668

CONSTRUCTION & MINING EQUIPMENT - 2.76%
National Oilwell, Inc. *                                    44,481     2,696,438

CONSTRUCTION MATERIALS - 2.56%
Cemex SA, ADR                                               26,861   $ 1,512,274
JLG Industries, Inc.                                        21,600       982,800
                                                                     -----------
                                                                       2,495,074

CRUDE PETROLEUM & NATURAL GAS - 1.01%
Helmerich & Payne, Inc.                                     17,038       988,545

DRUGS & HEALTH CARE - 0.58%
Intuitive Surgical, Inc. *                                   5,100       569,772

ELECTRICAL EQUIPMENT - 1.06%
Watsco, Inc.                                                 8,400       527,100
Wesco International, Inc. *                                 12,042       502,753
                                                                     -----------
                                                                       1,029,853

ELECTRICAL UTILITIES - 2.73%
Quanta Services, Inc. *                                    188,322     2,664,756

ELECTRONICS - 2.47%
Agilent Technologies, Inc. *                                67,632     2,411,757

ENERGY - 3.14%
Southwestern Energy Company *                               89,842     3,060,917

FINANCIAL SERVICES - 6.58%
Alliance Capital Management Holding, LP                      8,800       480,040
Ameritrade Holding Corp. *                                  44,253     1,033,750
E*TRADE Financial Corp. *                                   51,193       999,288
Investment Technology Group, Inc. *                         40,970     1,593,323
Janus Capital Group, Inc.                                   37,600       720,792
Nasdaq Stock Market, Inc. *                                 40,717     1,593,256
                                                                     -----------
                                                                       6,420,449

HEALTHCARE PRODUCTS - 2.70%
Alcon, Inc.                                                 15,219     2,133,704
Thoratec Corp. *                                            24,500       501,025
                                                                     -----------
                                                                       2,634,729

HEALTHCARE SERVICES - 13.92%
Cerner Corp. *                                              41,569     4,007,252
Coventry Health Care, Inc. *                                25,304     1,507,359
Express Scripts, Inc. *                                     24,882     2,101,534
Health Net, Inc. *                                          38,039     1,941,130
Humana, Inc. *                                              21,827     1,000,331
Omnicare, Inc.                                              52,939     3,014,876
                                                                     -----------
                                                                      13,572,482

HOTELS & RESTAURANTS - 0.50%
Station Casinos, Inc.                                        7,008       485,935

INDUSTRIAL MACHINERY - 0.93%
Manitowoc, Inc.                                             18,148       909,215

INDUSTRIALS - 2.34%
Foster Wheeler, Ltd. *                                      65,544     2,282,898

INSURANCE - 4.53%
ACE, Ltd.                                                    8,700       482,850
Aetna, Inc.                                                 14,601     1,350,446
Aon Corp.                                                   66,100     2,406,701

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VISTA FUND (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
Brown & Brown, Inc.                                          6,194   $   180,741
                                                                     -----------
                                                                       4,420,738

INTERNET CONTENT - 0.49%
CNET Networks, Inc. *                                       31,600       473,684

INTERNET RETAIL - 0.51%
Nutri/System, Inc. *                                        12,900       502,197

LEISURE TIME - 1.10%
Round One Corp                                                 120       449,217
Tokyu Land Corp.                                            85,000       625,736
                                                                     -----------
                                                                       1,074,953

LIFE SCIENCES - 2.14%
Pharmaceutical Product Development, Inc. *                  35,775     2,085,325

MEDICAL-HOSPITALS - 0.48%
Psychiatric Solutions, Inc. *                                8,300       468,286

METAL & METAL PRODUCTS - 4.29%
Precision Castparts Corp.                                   50,245     2,561,993
Titanium Metals Corp. *                                     25,608     1,617,145
                                                                     -----------
                                                                       4,179,138

PETROLEUM SERVICES - 3.55%
ENSCO International, Inc.                                   29,883     1,415,259
McDermott International, Inc. *                             16,720       699,899
TODCO *                                                     32,338     1,344,291
                                                                     -----------
                                                                       3,459,449

PHARMACEUTICALS - 1.79%
Caremark Rx, Inc. *                                         33,899     1,742,070

RETAIL GROCERY - 0.52%
Whole Foods Market, Inc.                                     3,439       506,496

RETAIL TRADE - 6.48%
Abercrombie & Fitch Company, Class A                         8,400       515,088
AEON Company, Ltd.                                          32,000       713,934
Charming Shoppes, Inc. *                                    18,991       223,144
Chico's FAS, Inc. *                                         34,289     1,512,488
Childrens Place Retail Stores, Inc. *                        5,100       252,960
Takashimaya Company, Ltd.                                   49,000       759,106
Tiffany & Company                                           11,500       468,050
Urban Outfitters, Inc. *                                    30,533       942,248
Yamada Denki Company, Ltd.                                   9,100       933,002
                                                                     -----------
                                                                       6,320,020

SEMICONDUCTORS - 3.69%
Advanced Micro Devices, Inc. *                              36,405       953,083
Cymer, Inc. *                                               13,402       512,224
Intersil Corp., Class A                                     40,900     1,049,085
Microsemi Corp. *                                           19,834       550,394
National Semiconductor Corp.                                20,593       532,947
                                                                     -----------
                                                                       3,597,733

SOFTWARE - 1.25%
Business Objects SA, ADR *                                  30,798     1,223,913

STEEL - 0.56%
Allegheny Technologies, Inc.                                16,478   $   543,444

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.48%
Powerwave Technologies, Inc. *                              73,320       920,899
SBA Communications Corp. *                                  28,500       525,540
                                                                     -----------
                                                                       1,446,439

TRANSPORTATION - 0.52%
UTI Worldwide, Inc.                                          5,200       505,908
                                                                     -----------
TOTAL COMMON STOCKS (Cost $89,978,184)                               $96,389,172
                                                                     -----------
REPURCHASE AGREEMENTS - 1.73%
Repurchase Agreement with State Street
   Corp. dated 11/30/2005 at 1.90% to
   be repurchased at $1,683,089 on
   12/01/2005, collateralized by
   $1,725,000 U.S. Treasury Bills, zero
   coupon due 12/22/2005 (valued at

   $1,720,688 including interest) (c)                   $1,683,000   $ 1,683,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,683,000)                                                    $ 1,683,000
                                                                     -----------

TOTAL INVESTMENTS (VISTA FUND)
   (COST $91,661,184) - 100.56%                                      $98,072,172
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.56)%                         (546,130)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $97,526,042
                                                                     ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Currency Abbreviations

ARS   - Argentine Peso
AUD   - Australian Dollar
BRL   - Brazilian Real
CAD   - Canadian Dollar
CHF   - Swiss Franc
COP   - Colombian Peso
CZK   - Czech Koruna
DKK   - Danish Krone
EUR   - European Currency
FIM   - Finnish Markka
FRF   - French Franc
DEM   - German Deutsche Mark
GBP   - British Pound
GRD   - Greek Drachma
HKD   - Hong Kong Dollar
HUF   - Hungarian Forint
IDR   - Indonesian Rupiah
INR   - Indian Rupee
ITL   - Italian Lira
IEP   - Irish Punt
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
NLG   - Netherlands Guilder
NZD   - New Zealand Dollar
NOK   - Norweigan Krone
PHP   - Philippines Peso
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
THB   - Thai Baht
TRY   - Turkish Lira
USD   - US Dollar
ZAR   - South African Rand

Key to Security Abbreviations and Legend

ADR   - American Depositary Receipts
ADS   - American Depositary Shares
BKNT  - Bank Note
CDO   - Collateralized Debt Obligation
ESOP  - Employee Stock Ownership Program
EMTN  - European Medium Term Note
EWCO  - European Written Call Option
GDR   - Global Depositary Receipts
GMTN  - Global Medium Term Note
GTD   - Guaranteed
IO    - Interest Only (Carries notional principal amount)
MTN   - Medium Term Note
NIM   - Net Interest Margin
OTC   - Over The Counter
PLC   - Public Limited Company
PIK   - Paid In Kind
PO    - Principal Only
REIT  - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI   - Shares Beneficial Interest
@ Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*     Non-Income Producing

(a)   All or a portion of this security was out on loan

(b)   Floating Rate Note

(c)   Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)   Principal amount of security is adjusted for inflation

(e)   Security Fair Valued on November 30, 2005

(f)   REIT

(g)   144A

**    Purchased on a forward commitment (Note 2)

*** At November 30, 2005, all or a portion of this security was pledged to cover forward commitments purchased.

**** At November 30, 2005, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT NOVEMBER 30, 2005:

                                                   SALE OF FUTURES CONTRACTS              PURCHASE OF FUTURE CONTRACTS
                                            --------------------------------------   -------------------------------------
                                              NUMBER                                   NUMBER
                               EXPIRATION    OF OPEN      NOTIONAL      UNREALIZED    OF OPEN      NOTIONAL     UNREALIZED
                                  DATE      CONTRACTS      AMOUNT      GAIN/(LOSS)   CONTRACTS      AMOUNT     GAIN/(LOSS)
                               ----------   ---------   ------------   -----------   ---------   -----------   -----------
500 INDEX
S&P 500 Index                   Dec-2005       (6)       ($1,876,650)    ($63,035)
                                                                       ==========

GLOBAL BOND
10 yr German Euro-BUND          Dec-2005                                                182      $25,807,309    ($119,103)
U.S. 10yr Treasury Notes        Dec-2005                                                 97       10,547,234      (45,469)
5 yr German Euro-BOBL           Dec-2005                                                190       25,196,657      (84,004)
Japan 10 yr Government Bonds    Dec-2005                                                 28       32,381,032      226,948
10 yr German Euro-BUND          Feb-2006                                                 38           54,882       (2,094)
10 yr German Euro-BUND          Mar-2006                                                283            8,341           --
Japan 10 yr Government Bonds    Mar-2006                                                 40       46,088,155      383,706
U.S. 10yr Treasury Notes        Mar-2006                                                 49        5,318,031       (1,914)
Eurodollar                      Sep-2006                                                305       72,544,250      (45,750)
                                                                                                               ----------
                                                                                                               $  312,320
                                                                                                               ==========

INTERNATIONAL EQUITY INDEX
MSCI Taiwan Stock Index         Dec-2005                                                117      $ 3,067,740   $   25,073
JSE Index                       Dec-2005                                                 92        2,170,866       21,737
                                                                                                               ----------
                                                                                                               $   46,810
                                                                                                               ==========

INTERNATIONAL STOCK
DAX Index                       Dec-2005                                                143      $21,951,340   $  717,914
S&P / MIB Index                 Dec-2005                                                 39        7,849,190      207,126
Topix Index                     Dec-2005                                                 73        9,363,276      443,482
CAC 40 10 Euro Index            Dec-2005                                                  2          107,855        1,221
                                                                                                               ----------
                                                                                                               $1,369,743
                                                                                                               ==========

S&P CDA 60 Index                Dec-2005      (205)     ($21,479,870)   ($300,227)
                                                                       ==========

INVESTMENT QUALITY BOND
U.S. 10 yr Treasury Notes       Mar-2006       (65)      ($7,054,531)    ($47,150)
                                                                       ==========

LARGE CAP
S&P 500 Index                   Dec-2005                                                 10      $ 3,127,750   $   97,700
                                                                                                               ==========

REAL RETURN BOND
Eurodollar                      Jun-2006                                                365      $86,792,437     ($22,813)
Eurodollar                      Dec-2006                                                115       27,365,688      (16,625)
Eurodollar                      Mar-2007                                                115       27,377,188      (17,650)
Eurodollar                      Jun-2007                                                115       27,375,750      (18,475)
Eurodollar                      Sep-2007                                                115       27,371,438      (14,988)
                                                                                                               ----------
                                                                                                                 ($90,551)
                                                                                                               ==========

U.S. Treasury Bonds             Dec-2005       (74)      ($8,308,813)  $   37,000
U.S. Treasury Bonds             Mar-2006       (30)       (3,360,938)       8,438
                                                                       ----------
                                                                       $   45,438
                                                                       ==========

SPECTRUM INCOME
U.S. Treasury Bonds             Mar-2006                                                  6      $   672,188      ($3,656)
                                                                                                               ==========
U.K. Treasury Bonds             Mar-2006        (4)        ($786,236)  $    1,178
U.S. 2 yr Treasury Notes        Mar-2006        (5)       (1,025,469)         781
U.S. 5 yr Treasury Notes        Mar-2006        (2)         (211,875)         953
U.S. Treasury Bonds             Mar-2006        (3)         (336,094)       3,562
U.S. 10 yr Treasury Notes       Mar-2006       (17)       (1,845,031)       8,754
                                                                       ----------
                                                                       $   15,227
                                                                       ==========

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)
OPEN FUTURES CONTRACTS, CONTINUED

                                                   SALE OF FUTURES CONTRACTS              PURCHASE OF FUTURE CONTRACTS
                                            --------------------------------------   --------------------------------------
                                              NUMBER                                   NUMBER
                               EXPIRATION    OF OPEN      NOTIONAL      UNREALIZED    OF OPEN      NOTIONAL      UNREALIZED
                                  DATE      CONTRACTS      AMOUNT      GAIN/(LOSS)   CONTRACTS      AMOUNT      GAIN/(LOSS)
                               ----------   ---------   ------------   -----------   ---------   ------------   -----------
STRATEGIC BOND
U.S. 10 yr Treasury Notes       Dec-2005       (40)      ($4,349,375)  $  32,349
                                                                       =========

TOTAL RETURN
Eurodollar                      Dec-2005                                                 142     $ 33,904,275     ($19,525)
U.S. 10 yr Treasury Notes       Dec-2005                                                 336       36,534,750      147,000
U.S. 10 yr Treasury Notes       Mar-2006                                                 168       18,233,250       (6,562)
U.S. 5 yr Treasury Notes        Mar-2006                                               1,771      187,615,313     (370,094)
U.S. Treasury Bonds             Mar-2006                                                 129       14,452,031      (60,531)
Eurodollar                      Mar-2006                                                 142       33,801,325      (30,175)
Eurodollar                      Jun-2006                                                 142       33,765,825      (40,825)
Eurodollar                      Sep-2006                                                 142       33,774,700      (42,600)
Eurodollar                      Dec-2006                                                 679      161,576,538       21,463
Eurodollar                      Mar-2007                                                 679      161,644,438       48,575
Eurodollar                      Jun-2007                                                 679      161,635,950       51,362
Eurodollar                      Sep-2007                                                 404       96,157,050       14,796
                                                                                                                ----------
                                                                                                                 ($287,116)
                                                                                                                ==========

EURO-BOBL 5 yr EUX              Dec-2005      (111)     ($14,720,152)   ($33,221)
                                                                       =========

U.S. GOVERNMENT SECURITIES
U.S. 5 yr Treasury Notes        Dec-2005                                                  22     $  2,334,406   $   15,042
U.S. 2 yr Treasury Notes        Dec-2005                                                  32        6,568,000      (11,621)
                                                                                                                ----------
                                                                                                                    $3,421
                                                                                                                ==========

U.S. 10 yr Treasury Notes       Dec-2005      (124)     ($13,483,063)   ($41,530)
                                                                       =========

U.S. MULTI SECTOR
S&P 500 Index                   Dec-2005                                                 182     $ 56,925,050   $  715,439
                                                                                                                ==========

WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at November 30, 2005:

                                      VALUE & RESTRUCTURING        GLOBAL BOND            TOTAL RETURN
                                      ---------------------   ---------------------   --------------------
                                      NUMBER OF    PREMIUMS    NUMBER OF   PREMIUMS   NUMBER OF   PREMIUMS
                                      CONTRACTS    RECEIVED    CONTRACTS   RECEIVED   CONTRACTS   RECEIVED
                                      ---------   ---------   ----------   --------   ---------   --------
Options outstanding 10/14/2005            --             --           --         --       --            --
Options written                          466      $ 355,913   62,000,088   $615,993      961      $585,071
Options closed, expired & exercised     (138)      (169,340)         (15)    (2,224)     (40)       (8,464)
                                        ----      ---------   ----------   --------      ---      --------
Options outstanding at 11/30/2005        328      $ 186,573   62,000,073   $613,769      921      $576,607
                                        ====      =========   ==========   ========      ===      ========

The following is a summary of open written options outstanding at November 30, 2005:

                                                               NUMBER OF
PORTFOLIO   DESCRIPTION                  TYPE   STRIKE PRICE   CONTRACTS   EXPIRATION DATE     VALUE
---------   -----------                  ----   ------------   ---------   ---------------   ---------
VALUE & RESTRUCTURING
            TODCO                        Call       35.00         (51)          Dec-05         (33,660)
            Devon Energy Corp.           Call      $60.00        (139)          Jan-06        ($47,260)
            Burlington Resources, Inc.   Call       70.00        (138)          Feb-06         (95,220)
                                                                                             ---------
                                                                                             ($176,140)
                                                                                             =========

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT NOVEMBER 30, 2005, CONTINUED

                                                                     NUMBER OF    EXPIRATION
PORTFOLIO   DESCRIPTION                       TYPE   STRIKE PRICE    CONTRACTS       DATE        VALUE
---------   -----------                       ----   ------------   -----------   ----------   ---------
GLOBAL BOND
   U.S. Treasury Notes 10Yr Futures            Put      $107.00             (73)    Feb-06      ($29,419)
   Interest Rate Swap 3 Month LIBOR           Call         4.78     (62,000,000)    Aug-06     ($557,070)
                                                                                               ---------
                                                                                               ($586,489)
                                                                                               =========

TOTAL RETURN
   U.S. Treasury Notes 10Yr Futures           Call      $111.00            (219)    Feb-06      ($47,906)
   U.S. Treasury Notes 10Yr Futures            Put       107.00            (223)    Feb-06      (108,016)
   Eurodollar Futures                          Put        95.00             (50)    Sep-06       (22,500)
   CME Eurodollar American Purchase Options    Put        95.25            (421)    Dec-06      (365,744)
   Eurodollar Futures                          Put        95.00              (8)    Dec-06        (4,500)
                                                                                               ---------
                                                                                               ($548,666)
                                                                                               =========

THE FOLLOWING IS A SUMMARY OF OPEN INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, TOTAL RETURN AND REAL RETURN BOND AS OF NOVEMBER 30, 2005:

                                                                                                                      UNREALIZED
                                         EFFECTIVE  TERMINATION                                                      APPRECIATION
NOTIONAL AMOUNT         COUNTER PARTY      DATE         DATE        PAYMENT           RECEIPT          FREQUENCY    (DEPRECIATION)
---------------        ---------------  ----------  -----------  -------------  -------------------  -------------  --------------
GLOBAL BOND
      600,000.00  EUR      Barclays      3/15/2006    9/15/2010   Fixed 5.00%      6 Month LIBOR     semi-annually       $13,556
    2,200,000.00  GBP      Barclays      6/18/2014    6/18/2034   Fixed 5.00%      6 Month LIBOR     semi-annually      (297,871)
      300,000.00  GBP      Barclays      6/18/2014    6/18/2034   Fixed 5.00%      6 Month LIBOR     semi-annually       (40,253)
   22,600,000.00  GBP     JP Morgan      3/15/2006    9/15/2010   Fixed 5.00%      6 Month LIBOR     semi-annually       510,606
   18,500,000.00  EUR  Lehman Brothers  12/15/2005   12/15/2014   Fixed 4.00%     6 Month EURIBOR       annually        (827,542)
   10,000,000.00  GBP   Merrill Lynch    3/15/2006    9/15/2010   Fixed 5.00%      6 Month LIBOR     semi-annually       225,932
                            & Co.
    4,000,000.00  GBP   Merrill Lynch    6/18/2014    6/18/2034   Fixed 5.00%      6 Month LIBOR     semi-annually      (541,583)
                            & Co.
   14,500,000.00  USD   Morgan Stanley  12/15/2005   12/15/2015  3 Month Libor      Fixed 5.00%      semi-annually        63,219
                                                                                                                     -----------
                                                                                                                       ($893,936)
                                                                                                                     ===========

TOTAL RETURN
      15,700,000  USD      Barclays       12/15/05   12/15/2010   Fixed 4.00%   3 Month LIBOR - BBA  semi-annually     ($258,486)
       4,700,000  USD   Merrill Lynch     12/15/05   12/15/2007   Fixed 4.00%   3 Month LIBOR - BBA  semi-annually       (76,434)
                            & Co.
      26,900,000  USD   Merrill Lynch     12/15/05   12/15/2010   Fixed 4.00%   3 Month LIBOR - BBA  semi-annually    (1,116,497)
                            & Co.
      20,000,000  USD       UBS AG        12/15/05   12/15/2007   Fixed 4.00%   3 Month LIBOR - BBA  semi-annually      (829,703)
                                                                                                                     -----------
                                                                                                                     ($2,281,120)
                                                                                                                     ===========

At November 30, 2005, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                            TAX BASIS
                                          NET UNREALIZED     TAX BASIS      TAX BASIS
                                           APPRECIATION     UNREALIZED     UNREALIZED
PORTFOLIO                TAX BASIS COST   (DEPRECIATION)   APPRECIATION   DEPRECIATION
---------                --------------   --------------   ------------   ------------
Capital Appreciation     $  252,583,709    $ 18,274,484    $ 18,647,165    $  372,681
Fundamental Value           572,533,245      20,574,222      22,523,811     1,949,589
Strategic Value             117,539,064       2,800,853       6,718,543     3,917,690
Mid Cap Value               189,781,260      10,776,509      12,661,979     1,885,470
All Cap Value               164,145,965       8,218,589       9,403,062     1,184,473
Lifestyle Conservative      962,790,767       9,860,335      11,623,542     1,763,207
Lifestyle Moderate        1,526,330,558      30,254,384      32,606,548     2,352,164
Lifestyle Balanced        5,371,966,638     150,029,876     155,554,281     5,524,405
Lifestyle Growth          5,577,781,526     201,368,436     204,868,434     3,499,998

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

FEDERAL TAX INFORMATION, CONTINUED

                                                 TAX BASIS
                                               NET UNREALIZED     TAX BASIS      TAX BASIS
                                                APPRECIATION     UNREALIZED     UNREALIZED
PORTFOLIO                     TAX BASIS COST   (DEPRECIATION)   APPRECIATION   DEPRECIATION
---------                     --------------   --------------   ------------   ------------
Lifestyle Aggressive          $1,869,536,749    $81,920,249      $82,062,045    $   141,796
Quantitative Mid Cap             159,350,989     10,685,725       11,867,527      1,181,802
Equity - Income                  744,484,407     32,194,116       36,580,358      4,386,241
Global Bond                      697,373,673     (2,080,554)       1,579,156      3,659,710
Strategic Bond                   634,914,893      1,684,932        2,534,964        850,032
All Cap Growth                   123,804,356      8,062,525        8,915,711        853,185
International Small Cap          484,848,947      4,033,343       16,917,109     12,883,766
High Yield                     1,316,489,830      2,935,186       12,491,476      9,556,290
Small Company Value              303,268,510     17,127,338       20,393,699      3,266,361
Mid Cap Stock                    238,875,952     16,789,699       18,210,130      1,420,430
International Value              935,551,241      6,508,550       23,352,387     16,843,837
Total Return                   1,188,792,734        859,001        2,107,263      1,248,262
Emerging Small Company            51,222,415      3,974,972        4,863,890        888,918
Real Estate Securities           615,856,721     36,033,833       38,536,627      2,502,793
Active Bond                      414,823,714        645,740          997,712        351,971
International Stock              829,448,419     18,146,762       28,149,073     10,002,311
Real Return Bond                 585,765,402     (5,322,905)         377,107      5,700,013
Natural Resources                575,679,942     19,842,574       26,011,893      6,169,319
Large Cap Value                  137,116,750      6,148,138        7,214,283      1,066,145
Mid Cap Core                     303,735,277     12,390,926       13,993,933      1,603,008
Special Value                     96,010,617      3,806,669        4,811,459      1,004,790
Small Cap Opportunities          225,505,758     12,601,379       14,816,522      2,215,143
Emerging Growth                  141,689,203     11,219,089       13,782,629      2,563,539
Small Company                     71,898,142      3,592,125        4,461,148        869,024
U.S. Global Leaders Growth       368,309,124      9,949,995       11,569,042      1,619,047
Core Equity                      428,809,576     38,372,364       39,582,449      1,210,085
Quantitative Value               298,822,142     14,926,743       17,769,943      2,843,200
Large Cap                        144,861,689      5,676,192        6,800,718      1,124,525
International Opportunities      366,360,514     16,636,839       18,207,715      1,570,876
Core Bond                        180,276,846        (88,284)         171,469        259,753
U.S. High Yield Bond             147,700,642        387,638        1,183,222        795,584
Small Cap                        178,203,823     10,354,701       12,183,197      1,828,496
Investment Quality Bond          111,666,990        (86,871)         240,374        327,245
U.S. Government Securities       311,916,922        560,220          765,750        205,530
Blue Chip Growth               1,001,159,210     62,954,638       66,337,571      3,382,933
Small Company Growth              55,350,976      3,893,622        4,258,734        365,112
Vista                             91,661,184      6,410,988        7,085,248        674,260
Value & Restructuring            154,997,046      7,386,367        9,137,100      1,750,733
U.S. Multi Sector                940,466,061     29,143,304       35,985,246      6,841,942
Spectrum Income                  593,646,101      3,534,382        6,329,043      2,794,661
500 Index                        246,152,633     10,326,817       11,838,670      1,511,852
Mid Cap Index                     55,074,569      3,436,783        3,803,418        366,635
Small Cap Index                   55,016,034      3,549,890        4,216,970        667,080
International Equity Index       160,452,755      4,313,584        6,376,117      2,062,533

For information regarding the Trust's policy regarding valuation of investments, significant according policies and other disclosures, please refer to the Trust's most recent Prospectus and SAI dated October 17, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date: January 27, 2006

By: /S/ John G. Vrysen
John G. Vrysen
Chief Financial Officer

Date: January 27, 2006